     FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 7, 2012


        REGISTRATION NO. 333-150220 INVESTMENT COMPANY ACT NO. 811-5438
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C. 20549

                                   FORM N-4

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 23


                                      and

                            REGISTRATION STATEMENT
                                     UNDER
                      THE INVESTMENT COMPANY ACT OF 1940


                               AMENDMENT NO. 192


      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                          (Exact Name of Registrant)

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              (Name of Depositor)

                ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
             (Address of Depositor's Principal Executive Offices)

                                (203) 926-1888
                        (Depositor's Telephone Number)

                             CT CORPORATION SYSTEM
                             ONE CORPORATE CENTER
                            HARTFORD, CT 06103-3220
                                (860) 724-9044
           (Name, address and telephone number of agent for service)

                                  COPIES TO:

                                 LYNN K. STONE
                                VICE PRESIDENT
                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              ONE CORPORATE DRIVE
                               SHELTON, CT 06484
                                (203) 402-1382

Approximate Date of Proposed Sale to the Public: continuous

Title of Securities Being Registered:
Units of interest in Separate Accounts under variable annuity contracts.

   It is proposed that this filing become effective: (check appropriate space)


[X]immediately upon filing pursuant to paragraph (b) of Rule 485
[_]on _________ pursuant to paragraph (b) of Rule 485


[_]60 days after filing pursuant to paragraph (a) (i) of Rule 485
[_]on _________ pursuant to paragraph (a) (i) of Rule 485

[_]75 days after filing pursuant to paragraph (a) (ii) of Rule 485
[_]on ________ pursuant to paragraph (a) (ii) of Rule 485
================================================================================

                               EXPLANATORY NOTE:


Registrant is filing this Post-Effective Amendment No. 23 to Registration Statement No. 333-150220 for the purpose of including in the Registration Statement a prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 23 incorporates by reference the prospectus dated May 1, 2012, contained in Part A of Post-Effective Amendment No. 21, filed on April 25, 2012 and a prospectus supplement, included in Post-Effective Amendment No. 22, filed on August 16, 2012.

                         PRUCO LIFE INSURANCE COMPANY
             PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                  PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
      PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                       Supplement dated December 7, 2012
                     to Prospectuses dated May 1, 2012 and
                       Prospectuses dated August 20, 2012

 This supplement should be read and retained with the prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current prospectus, please call us at 1-888-PRU-2888.
--------------------------------------------------------------------------------

 We are issuing this supplement to reflect an addition of a new Advanced Series Trust Portfolio.

 In addition, we announce that the following Portfolio will be added as a Sub-account to your Annuity effective on or about December 31, 2012; however please note that you may not allocate Purchase Payments to or make transfers to or from this Sub-account, and that this Sub-account is available only with certain optional living benefits. To reflect this new Portfolio, we make the following disclosure changes:

..   We add the name of the AST Bond Portfolio 2024 to the inside front cover of the prospectus.

..   In the section entitled, "Summary of Contract Fees and Charges" we set forth the following fees of the AST Bond Portfolio 2024 in the table of Underlying Mutual Fund Portfolio Annual Expenses:

       UNDERLYING                                                                                Total
       PORTFOLIO                                                        Broker Fees  Acquired   Annual    Contractual  Net Annual
                                                             Dividend   and Expenses Portfolio Portfolio  Fee Waiver      Fund
                          Management   Other   Distribution Expense on    on Short    Fees &   Operating  or Expense   Operating
                             Fees    Expenses* (12b-1) Fees Short Sales    Sales     Expenses  Expenses  Reimbursement  Expenses
---------------------------------------------------------------------------------------------------------------------------------
 AST Bond Portfolio 2024    0.64%      0.36%      0.00%        0.00%       0.00%       0.00%     1.00%       0.00%       1.00%

 * The Portfolio will commence operations on or about January 2, 2013. Estimate based in part on assumed average daily net assets of $50 million for the Portfolio for the fiscal year ending December 31, 2013.

..   In the section entitled "Investment Options" we add the following summary description of the AST Bond Portfolio 2024 to the Investment
    Objectives/Policies table as follows:

        STYLE/      INVESTMENT OBJECTIVES/POLICIES        PORTFOLIO
        TYPE                                               ADVISOR/
                                                         SUB-ADVISOR
       ------------------------------------------------------------------
                        ADVANCED SERIES TRUST
       ------------------------------------------------------------------
       FIXED     AST Bond Portfolio 2024: seeks the       Prudential
       INCOME    highest total return for a specific      Investment
                 period of time, consistent with the    Management Inc.
                 preservation of capital and
                 liquidity needs. Total return is
                 comprised of current income and
                 capital appreciation. Under normal
                 market conditions, the Portfolio
                 invests at least 80% of its
                 investable assets in bonds. The
                 Portfolio is designed to meet the
                 parameters established to support
                 certain living benefits for variable
                 annuities that mature on
                 December 31, 2024. Please note that
                 you may not make purchase payments
                 to this Portfolio, and that this
                 Portfolio is available only with
                 certain optional living benefits.
       ------------------------------------------------------------------

                                    PART B
                      STATEMENT OF ADDITIONAL INFORMATION

The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as "Separate Account B"). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options ("Fixed Allocations") under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.

                               TABLE OF CONTENTS

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES........................  2
   PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION....................  2
   PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B. 2 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D. 2
PRINCIPAL UNDERWRITER/DISTRIBUTOR - Prudential Annuities..............
   Distributors, Inc..................................................  3
HOW THE UNIT PRICE IS DETERMINED......................................  5
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS...........................  5
   How We Calculate the Market Value Adjustment.......................  6
GENERAL INFORMATION...................................................  7
   Voting Rights......................................................  7
   Modification.......................................................  8
   Deferral of Transactions...........................................  8
   Misstatement of Age or Sex.........................................  8
ANNUITIZATION.........................................................  9
EXPERTS............................................................... 10
LEGAL EXPERTS......................................................... 10
FINANCIAL STATEMENTS.................................................. 10
APPENDIX A - DETERMINATION OF ACCUMULATION UNIT VALUES
AUDITED CONSOLIDATED FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES.....
   LIFE ASSURANCE CORPORATION.........................................

PRUDENTIAL ANNUITIES LIFE ASSUREANCE CORPORATION VARIABLE ACCOUNT B

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES - VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIALANNUITIES.COM.


Date of Statement of Additional Information: May 1, 2012 as supplemented December 7


Date of Prospectus: May 1, 2012


XT8 - SAI (05/2012 AS SUPPLEMENTED 12/2012)

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Connecticut with licenses in all 50 states, the District of Columbia and Puerto Rico. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc.. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.

No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Separate Account B also holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.

Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.

Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.

During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.

There can be no guarantee that any Portfolio will meet its investment objectives.

Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").

We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D

Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.

There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.

We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.

We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1. The State of New York, which is one of the jurisdictions in which we are licensed to do business, requires that we meet certain "matching" requirements. These requirements address the matching of the durations of the assets owned by the insurance company with the durations of obligations supported by such assets.

2. We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

    a. Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

    b. At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Connecticut and other state insurance laws.

3. The assets in Separate Account D are accounted for at their market value, rather than at book value.

4. We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.

PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.

Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.

PAD acts as the distributor of a number of annuity and life insurance products we offer.

PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). THE OFFERING OF THE ANNUITY CONTRACTS THROUGH PAD IS CONTINUOUS. PLEASE SEE THE PROSPECTUS FOR A DISCUSSION OF HOW THE SALES LOAD ON THE ANNUITY CONTRACTS IS DETERMINED.

The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.

Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments.

made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.

In an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or the Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD may enter into marketing service agreements with certain broker-dealer firms with respect to certain or all registered representatives of such firms under which such firms may receive separate compensation or reimbursement for, among other things, training of sales personnel and/or marketing and/or administrative services and/or other services they provide. We and/or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. These services may include, but are not limited to: educating customers of the firm on the Annuity's features; conducting due diligence and analysis, providing office access, operations and systems support; holding seminars intended to educate firm's registered representatives and make them more knowledgeable about the Annuity; providing a dedicated marketing coordinator; providing priority sales desk support; and providing expedited marketing compliance approval. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list below identifies three general types of payments that PAD pays which are broadly defined as follows:

   . Percentage Payments based upon "Asset under Management" or "AUM": This type of payment is a percentage payment that is based upon the total amount held in all Prudential Annuities annuity products that were sold through the firm (or its affiliated broker/dealers).

   . Percentage Payments based upon sales: This type of payment is a percentage payment that is based upon the total amount of money received as purchase payments under Prudential Annuities annuity products sold through the firm (or its affiliated broker/dealers).

   . Fixed payments: These types of payments are made directly to or in sponsorship of the firm (or its affiliated broker/dealers). Examples of arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope. In addition, we may make payments upon the initiation of a relationship for systems, operational and other support.

The list in the prospectus includes the names of the firms (or their affiliated broker/dealers) that we are aware (as of December 31, 2011) received payment with respect to annuity business during 2011 (or as to which a payment amount was accrued during 2011). Your registered representative can provide you with more information about the compensation arrangements that apply upon request. During 2011, the least amount paid, and greatest amount paid, were $55.80 and $6,849,236,54, respectively.

You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.

With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2011: 187,993,652, 2010: $432,929,019, and
2009: $693,202,133. PAD retained none of those commissions.

HOW THE UNIT PRICE IS DETERMINED

For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a. is the net result of:

1. the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2. any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b. is the net result of:

    1. the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

    2. any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c. is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.

We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.

ADDITIONAL INFORMATION ON FIXED ALLOCATIONS

To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").

We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.

The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.

The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)

The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).

Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.

WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.

We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.

HOW WE CALCULATE THE MARKET VALUE ADJUSTMENT

An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.

For purposes of this provision:

   . "Strips" are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

   . "Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.

   . "Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:

[(1+I) / (1+J+0.0010)]^(N/365)

where:

I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.

N is the number of days remaining in the original Guarantee Period.

The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.

If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]^(N/365)

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date and the 30 days prior to the Maturity Date. The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.

Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1. If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2. If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.

No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.

Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.

We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.

GENERAL INFORMATION

VOTING RIGHTS

You have voting rights in relation to Account Value maintained in the Sub-accounts. You do not have voting rights in relation to Account Value maintained in any Fixed Allocations or in relation to fixed or adjustable annuity payments.

We will vote shares of the Portfolios in which the Sub-accounts invest in the manner directed by Owners. Owners give instructions equal to the number of shares represented by the Sub-account Units attributable to their Annuity.

We will vote the shares attributable to assets held in the Sub-accounts solely for us rather than on behalf of Owners, or any share as to which we have not received instructions, in the same manner and proportion as the shares for which we have received instructions. We will do so separately for each Sub-account of the Separate Account that may invest in the same Portfolio.

The number of votes for a Portfolio will be determined as of the record date for such underlying mutual fund or portfolio as chosen by its board of trustees or board of directors, as applicable. We will furnish Owners with proper forms and proxies to enable them to instruct us how to vote.

You may instruct us how to vote on the following matters: (a) changes to the board of trustees or board of directors, as applicable; (b) changing the independent accountant; (c) any change in the fundamental investment policy;

(d) any other matter requiring a vote of the shareholders; and (e) approval of changes to the investment advisory agreement or adoption of a new investment advisory agreement. Advanced Series Trust (the "Trust") has obtained an exemption from the Securities and Exchange Commission that permits its investment adviser, AST Investment Services, Inc. ("ASISI"), subject to approval by the Board of Trustees of the Trust, to change sub-advisors for a Portfolio and to enter into new sub-advisory agreements, without obtaining shareholder approval of the changes. This exemption (which is similar to exemptions granted to other investment companies that are organized in a similar manner as the Trust) is intended to facilitate the efficient supervision and management of the sub-advisors by ASISI and the Trustees. The Trust is required, under the terms of the exemption, to provide certain information to shareholders following these types of changes.

With respect to approval of changes to the investment advisory agreement, approval of a new investment advisory agreement or any change in fundamental investment policy, only Owners maintaining Account Value as of the record date in a Sub-account investing in the applicable underlying mutual fund portfolio will instruct us how to vote on the matter, pursuant to the requirements of Rule 18f-2 under the Investment Company Act.

MODIFICATION

We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.

Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.

We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.

We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.

DEFERRAL OF TRANSACTIONS

We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.

There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.

The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.

Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

   .   trading on the NYSE is restricted;

   . an emergency exists making redemption or valuation of securities held in the separate account impractical; or

   . the SEC, by order, permits the suspension or postponement for the protection of security holders.

MISSTATEMENT OF AGE OR SEX

If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit are based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.

ANNUITIZATION

WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?

We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.

When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.

Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.

OPTION 1

Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.

OPTION 2

Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.

OPTION 3

Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.

OPTION 4

Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.

We may make additional annuity payment options available in the future.

WHEN ARE ANNUITY PAYMENTS MADE?

Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.

HOW ARE ANNUITY PAYMENTS CALCULATED?

FIXED ANNUITY PAYMENTS

If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the a2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.

ADJUSTABLE ANNUITY PAYMENTS

We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.

KEY TERMS

ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.

ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95/th/ birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.

EXPERTS

The financial statements of Prudential Annuities Life Assurance Corporation as of December 31, 2011 and 2010 and for each of the three years in the period ended December 31, 2011 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of December 31, 2011 and for each of the two years in the period ended December 31, 2011, included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 300 Madison Avenue, New York, New York 10017.

LEGAL EXPERTS

In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.

FINANCIAL STATEMENTS

The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2011 and for the years ended December 31, 2011 and 2010. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.

INCORPORATION BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.

We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.Prudentialannuities.com.

Appendix A--DETERMINATION OF ACCUMULATION UNIT VALUES

The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.

As we have indicated in the prospectuses, the Advanced Series XTRA Credit Eight and Optimum XTRA Annuity are contracts that allow you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2011. Here, we set out unit values corresponding to the remaining unit values.

The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

                  ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

             ACCUMULATION UNIT VALUES: WITH EBP II OR HAV (2.00%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.66       $ 7.84       9,400,328
    01/01/2009 to 12/31/2009.........    $ 7.84       $ 9.56      11,572,243
    01/01/2010 to 12/31/2010.........    $ 9.56       $10.49       9,571,229
    01/01/2011 to 12/31/2011.........    $10.49       $10.00       7,458,449
 AST ADVANCED STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.66       $ 7.85       3,903,066
    01/01/2009 to 12/31/2009.........    $ 7.85       $ 9.70       4,089,298
    01/01/2010 to 12/31/2010.........    $ 9.70       $10.81       3,661,891
    01/01/2011 to 12/31/2011.........    $10.81       $10.61       3,108,340
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.79       $10.13         432,558
    01/01/2009 to 12/31/2009.........    $10.13       $11.69         495,878
    01/01/2010 to 12/31/2010.........    $11.69       $13.04         325,918
    01/01/2011 to 12/31/2011.........    $13.04       $13.23         289,460
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.71       $ 8.11       5,528,245
    01/01/2009 to 12/31/2009.........    $ 8.11       $ 9.80       8,798,728
    01/01/2010 to 12/31/2010.........    $ 9.80       $10.79       7,024,050
    01/01/2011 to 12/31/2011.........    $10.79       $10.44       5,182,858
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.15          64,421
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.55       $11.16         374,851
    01/01/2009 to 12/31/2009.........    $11.16       $12.93         346,113
    01/01/2010 to 12/31/2010.........    $12.93       $14.25         297,287
    01/01/2011 to 12/31/2011.........    $14.25       $13.90         215,671

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $ 9.69       $11.28      12,905,774
    01/01/2009 to 12/31/2009.........    $11.28       $11.01      11,423,965
    01/01/2010 to 12/31/2010.........    $11.01       $11.80       7,372,701
    01/01/2011 to 12/31/2011.........    $11.80       $12.31       5,770,635
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.36       1,335,590
    01/01/2010 to 12/31/2010.........    $ 9.36       $10.14         972,743
    01/01/2011 to 12/31/2011.........    $10.14       $10.90         747,805
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.74       4,566,891
    01/01/2011 to 12/31/2011.........    $10.74       $11.73       2,577,818
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $ 9.66       $12.01       7,376,393
    01/01/2009 to 12/31/2009.........    $12.01       $11.06       7,133,884
    01/01/2010 to 12/31/2010.........    $11.06       $12.05       4,327,344
    01/01/2011 to 12/31/2011.........    $12.05       $13.41       6,924,813
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $ 9.68       $12.08       5,692,971
    01/01/2009 to 12/31/2009.........    $12.08       $10.93       5,213,380
    01/01/2010 to 12/31/2010.........    $10.93       $11.93       3,978,286
    01/01/2011 to 12/31/2011.........    $11.93       $13.55       2,040,163
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.77         239,205
    01/01/2010 to 12/31/2010.........    $ 8.77       $ 9.61       3,501,577
    01/01/2011 to 12/31/2011.........    $ 9.61       $11.18         747,648
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $10.99       6,025,992
    01/01/2011 to 12/31/2011.........    $10.99       $12.95       3,151,015
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $12.00       5,394,026
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.72       $ 7.64      11,747,755
    01/01/2009 to 12/31/2009.........    $ 7.64       $ 9.38      14,510,164
    01/01/2010 to 12/31/2010.........    $ 9.38       $10.43      11,072,168
    01/01/2011 to 12/31/2011.........    $10.43       $ 9.97       8,565,131

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.32       $ 7.30        301,763
    01/01/2009 to 12/31/2009.........    $ 7.30       $ 9.08        655,245
    01/01/2010 to 12/31/2010.........    $ 9.08       $10.17        672,599
    01/01/2011 to 12/31/2011.........    $10.17       $ 9.73        487,605
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.32       $ 7.12        703,326
    01/01/2009 to 12/31/2009.........    $ 7.12       $ 8.61      1,443,088
    01/01/2010 to 12/31/2010.........    $ 8.61       $ 9.45      1,275,577
    01/01/2011 to 12/31/2011.........    $ 9.45       $ 9.09      1,120,408
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $21.40       $14.16        171,371
    01/01/2009 to 12/31/2009.........    $14.16       $18.30        243,592
    01/01/2010 to 12/31/2010.........    $18.30       $23.08        180,347
    01/01/2011 to 12/31/2011.........    $23.08       $24.11        145,127
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $21.00       $14.00        419,386
    01/01/2009 to 12/31/2009.........    $14.00       $18.20        379,572
    01/01/2010 to 12/31/2010.........    $18.20       $23.64        289,027
    01/01/2011 to 12/31/2011.........    $23.64       $20.13        229,446
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.05       $ 7.13        414,672
    01/01/2009 to 12/31/2009.........    $ 7.13       $ 8.47        553,827
    01/01/2010 to 12/31/2010.........    $ 8.47       $ 9.41        397,958
    01/01/2011 to 12/31/2011.........    $ 9.41       $ 8.99        314,944
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.80       $ 7.21      3,325,516
    01/01/2009 to 12/31/2009.........    $ 7.21       $ 8.75      4,130,172
    01/01/2010 to 12/31/2010.........    $ 8.75       $ 9.80      3,649,068
    01/01/2011 to 12/31/2011.........    $ 9.80       $ 9.46      2,869,281
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.29       $ 6.63      3,618,245
    01/01/2009 to 12/31/2009.........    $ 6.63       $ 8.19      4,957,531
    01/01/2010 to 12/31/2010.........    $ 8.19       $ 9.55      4,347,503
    01/01/2011 to 12/31/2011.........    $ 9.55       $ 8.78      3,235,647
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.46        143,659
    01/01/2009 to 11/13/2009.........    $ 7.46       $ 8.32              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.18       $ 6.10         13,392
    01/01/2009 to 12/31/2009.........    $ 6.10       $ 8.08         51,758
    01/01/2010 to 12/31/2010.........    $ 8.08       $ 9.52         58,659
    01/01/2011 to 12/31/2011.........    $ 9.52       $ 8.86         42,584
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.43       $ 8.42        212,472
    01/01/2009 to 12/31/2009.........    $ 8.42       $12.33        425,326
    01/01/2010 to 12/31/2010.........    $12.33       $13.33        336,232
    01/01/2011 to 12/31/2011.........    $13.33       $12.54        200,658
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.90       $ 9.81      2,137,291
    01/01/2009 to 12/31/2009.........    $ 9.81       $11.46      1,934,817
    01/01/2010 to 12/31/2010.........    $11.46       $12.67      1,584,756
    01/01/2011 to 12/31/2011.........    $12.67       $11.73      1,058,554
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.20       $10.54        395,201
    01/01/2009 to 12/31/2009.........    $10.54       $16.22        468,843
    01/01/2010 to 12/31/2010.........    $16.22       $19.05        361,092
    01/01/2011 to 12/31/2011.........    $19.05       $18.11        221,077
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.81       $12.99         37,725
    01/01/2009 to 12/31/2009.........    $12.99       $16.14         82,090
    01/01/2010 to 12/31/2010.........    $16.14       $20.05        140,787
    01/01/2011 to 12/31/2011.........    $20.05       $19.91         98,811
 AST HIGH YIELD PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.93       $10.45        484,068
    01/01/2009 to 12/31/2009.........    $10.45       $13.89      1,068,071
    01/01/2010 to 12/31/2010.........    $13.89       $15.45        868,078
    01/01/2011 to 12/31/2011.........    $15.45       $15.62        585,430
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.15       $ 6.92        304,793
    01/01/2009 to 12/31/2009.........    $ 6.92       $ 8.59        681,514
    01/01/2010 to 12/31/2010.........    $ 8.59       $ 9.58        757,701
    01/01/2011 to 12/31/2011.........    $ 9.58       $ 9.33        529,972
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.45       $ 7.55        790,873
    01/01/2009 to 12/31/2009.........    $ 7.55       $ 9.13      1,461,388
    01/01/2010 to 12/31/2010.........    $ 9.13       $ 9.99      1,300,148
    01/01/2011 to 12/31/2011.........    $ 9.99       $ 9.74      1,239,700

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $20.91       $11.70      1,091,501
    01/01/2009 to 12/31/2009.........    $11.70       $15.51        976,313
    01/01/2010 to 12/31/2010.........    $15.51       $17.41        770,326
    01/01/2011 to 12/31/2011.........    $17.41       $14.85        539,693
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $20.93       $13.44        281,138
    01/01/2009 to 12/31/2009.........    $13.44       $17.18        292,566
    01/01/2010 to 12/31/2010.........    $17.18       $18.71        242,130
    01/01/2011 to 12/31/2011.........    $18.71       $16.03        186,332
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.92      1,344,244
    01/01/2009 to 12/31/2009.........    $10.92       $11.91        336,597
    01/01/2010 to 12/31/2010.........    $11.91       $12.93        179,010
    01/01/2011 to 12/31/2011.........    $12.93       $14.25      1,155,408
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.39       $11.66      2,616,044
    01/01/2009 to 12/31/2009.........    $11.66       $13.95      2,748,409
    01/01/2010 to 12/31/2010.........    $13.95       $14.67      1,894,148
    01/01/2011 to 12/31/2011.........    $14.67       $14.41      1,406,382
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $18.28       $11.79        450,183
    01/01/2009 to 12/31/2009.........    $11.79       $15.70        399,618
    01/01/2010 to 12/31/2010.........    $15.70       $16.49        308,762
    01/01/2011 to 12/31/2011.........    $16.49       $14.68        235,341
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.54       $ 8.69        546,388
    01/01/2009 to 12/31/2009.........    $ 8.69       $10.17        452,623
    01/01/2010 to 12/31/2010.........    $10.17       $11.28        440,901
    01/01/2011 to 12/31/2011.........    $11.28       $10.59        327,994
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.58       $10.45        916,727
    01/01/2009 to 12/31/2009.........    $10.45       $13.79        905,623
    01/01/2010 to 12/31/2010.........    $13.79       $15.33        647,711
    01/01/2011 to 12/31/2011.........    $15.33       $16.55        486,011
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.84       $ 9.53      2,645,237
    01/01/2009 to 12/31/2009.........    $ 9.53       $12.12      2,318,468
    01/01/2010 to 12/31/2010.........    $12.12       $14.22      1,843,523
    01/01/2011 to 12/31/2011.........    $14.22       $13.81      1,221,768

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.56       $12.70         144,404
    01/01/2009 to 12/31/2009.........    $12.70       $16.37         163,957
    01/01/2010 to 12/31/2010.........    $16.37       $17.98         135,711
    01/01/2011 to 12/31/2011.........    $17.98       $17.07         123,103
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.44       $ 9.75         381,401
    01/01/2009 to 12/31/2009.........    $ 9.75       $11.88         476,807
    01/01/2010 to 12/31/2010.........    $11.88       $13.13         349,620
    01/01/2011 to 12/31/2011.........    $13.13       $12.79         256,619
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.31       $10.67         157,691
    01/01/2009 to 12/31/2009.........    $10.67       $14.52         148,090
    01/01/2010 to 12/31/2010.........    $14.52       $17.59         115,520
    01/01/2011 to 12/31/2011.........    $17.59       $16.65          81,600
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.37       $10.37      11,771,343
    01/01/2009 to 12/31/2009.........    $10.37       $10.19       5,146,624
    01/01/2010 to 12/31/2010.........    $10.19       $ 9.99       2,539,883
    01/01/2011 to 12/31/2011.........    $ 9.99       $ 9.79       2,629,487
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.83       $10.94         649,182
    01/01/2009 to 12/31/2009.........    $10.94       $15.08         559,513
    01/01/2010 to 12/31/2010.........    $15.08       $18.24         452,422
    01/01/2011 to 12/31/2011.........    $18.24       $17.43         306,085
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.06          15,053
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $18.05       $11.47         217,294
    01/01/2009 to 12/31/2009.........    $11.47       $14.59         237,239
    01/01/2010 to 12/31/2010.........    $14.59       $18.40         222,681
    01/01/2011 to 12/31/2011.........    $18.40       $18.34         164,934
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.90       $10.25          51,866
    01/01/2009 to 12/31/2009.........    $10.25       $12.31          56,130
    01/01/2010 to 12/31/2010.........    $12.31       $14.51          50,066
    01/01/2011 to 04/29/2011.........    $14.51       $16.26               0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.10       $ 5.56        164,951
    01/01/2009 to 12/31/2009.........    $ 5.56       $ 9.08        483,497
    01/01/2010 to 12/31/2010.........    $ 9.08       $10.88        414,743
    01/01/2011 to 12/31/2011.........    $10.88       $ 8.50        236,233
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.99       $10.73      3,023,480
    01/01/2009 to 12/31/2009.........    $10.73       $11.59      3,232,705
    01/01/2010 to 12/31/2010.........    $11.59       $11.80      2,405,356
    01/01/2011 to 12/31/2011.........    $11.80       $11.83      1,638,831
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.73       $11.21      2,546,124
    01/01/2009 to 12/31/2009.........    $11.21       $12.80      3,707,147
    01/01/2010 to 12/31/2010.........    $12.80       $13.51      3,188,128
    01/01/2011 to 12/31/2011.........    $13.51       $13.66      2,557,267
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.74       $ 8.92      5,838,176
    01/01/2009 to 12/31/2009.........    $ 8.92       $10.50      7,871,784
    01/01/2010 to 12/31/2010.........    $10.50       $11.38      6,131,743
    01/01/2011 to 12/31/2011.........    $11.38       $11.26      5,324,940
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.06         18,180
 AST QMA US EQUITY ALPHA PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.03       $ 8.87        222,347
    01/01/2009 to 12/31/2009.........    $ 8.87       $10.59        236,160
    01/01/2010 to 12/31/2010.........    $10.59       $11.94        194,939
    01/01/2011 to 12/31/2011.........    $11.94       $12.11        129,020
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.88              0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.61       $ 9.98        451,062
    01/01/2009 to 12/31/2009.........    $ 9.98       $12.46        950,616
    01/01/2010 to 12/31/2010.........    $12.46       $13.65      1,052,972
    01/01/2011 to 12/31/2011.........    $13.65       $12.93        834,784
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.33       $ 9.03        254,074
    01/01/2009 to 12/31/2009.........    $ 9.03       $11.85        247,591
    01/01/2010 to 12/31/2010.........    $11.85       $15.84        277,723
    01/01/2011 to 12/31/2011.........    $15.84       $15.37        121,709

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.87       $11.99        987,703
    01/01/2009 to 12/31/2009.........    $11.99       $14.92        848,941
    01/01/2010 to 12/31/2010.........    $14.92       $18.43        606,356
    01/01/2011 to 12/31/2011.........    $18.43       $16.98        406,275
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.42       $11.28      1,693,347
    01/01/2009 to 12/31/2009.........    $11.28       $13.72      1,904,973
    01/01/2010 to 12/31/2010.........    $13.72       $15.00      1,851,248
    01/01/2011 to 12/31/2011.........    $15.00       $14.99      1,512,633
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.44       $ 9.36        354,139
    01/01/2009 to 12/31/2009.........    $ 9.36       $11.36        348,461
    01/01/2010 to 12/31/2010.........    $11.36       $12.61        297,828
    01/01/2011 to 12/31/2011.........    $12.61       $12.15        247,265
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.90       $12.16        694,965
    01/01/2009 to 12/31/2009.........    $12.16       $13.36        671,737
    01/01/2010 to 12/31/2010.........    $13.36       $13.85        570,160
    01/01/2011 to 12/31/2011.........    $13.85       $14.13        482,840
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.20       $ 8.56        829,518
    01/01/2009 to 12/31/2009.........    $ 8.56       $12.87        803,341
    01/01/2010 to 12/31/2010.........    $12.87       $14.61        682,794
    01/01/2011 to 12/31/2011.........    $14.61       $14.07        500,066
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $40.00       $17.33        300,040
    01/01/2009 to 12/31/2009.........    $17.33       $25.36        436,858
    01/01/2010 to 12/31/2010.........    $25.36       $29.94        397,202
    01/01/2011 to 12/31/2011.........    $29.94       $24.96        213,036
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.53       $ 6.88        954,985
    01/01/2009 to 12/31/2009.........    $ 6.88       $ 8.65      1,714,961
    01/01/2010 to 12/31/2010.........    $ 8.65       $ 9.72      1,218,956
    01/01/2011 to 12/31/2011.........    $ 9.72       $ 9.20        880,416

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.04       $ 9.27        788,143
    01/01/2009 to 12/31/2009.........    $ 9.27       $10.14        753,947
    01/01/2010 to 12/31/2010.........    $10.14       $10.71        651,819
    01/01/2011 to 12/31/2011.........    $10.71       $11.13        602,850
 EVERGREEN VA GROWTH FUND
    06/30/2008 to 12/31/2008.........    $11.55       $ 7.79         35,683
    01/01/2009 to 12/31/2009.........    $ 7.79       $10.68         87,916
    01/01/2010 to 07/16/2010.........    $10.68       $10.43              0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $16.60       $10.82        146,290
    01/01/2009 to 12/31/2009.........    $10.82       $12.30        139,726
    01/01/2010 to 07/16/2010.........    $12.30       $11.66              0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $14.51       $11.47         26,469
    01/01/2009 to 12/31/2009.........    $11.47       $16.18         38,725
    01/01/2010 to 07/16/2010.........    $16.18       $15.09              0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.15       $ 6.10         92,210
    01/01/2009 to 12/31/2009.........    $ 6.10       $ 7.69        197,134
    01/01/2010 to 12/31/2010.........    $ 7.69       $ 8.97        125,709
    01/01/2011 to 12/31/2011.........    $ 8.97       $ 7.83         56,285
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    06/30/2008 to 12/31/2008.........    $ 9.27       $ 6.63        933,984
    01/01/2009 to 12/31/2009.........    $ 6.63       $ 8.45      1,565,724
    01/01/2010 to 12/31/2010.........    $ 8.45       $ 9.13      1,506,231
    01/01/2011 to 12/31/2011.........    $ 9.13       $ 8.79      1,167,563
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.75       $10.78        201,811
    01/01/2009 to 12/31/2009.........    $10.78       $14.91        199,013
    01/01/2010 to 12/31/2010.........    $14.91       $16.03        136,481
    01/01/2011 to 12/31/2011.........    $16.03       $14.53         73,996
 INVESCO V.I. CAPITAL DEVELOPMENT FUND
    04/29/2011* to 12/31/2011........    $10.03       $ 8.15         30,489
 INVESCO V.I. DIVIDEND GROWTH FUND
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.10         50,551

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 INVESCO V.I. DYNAMICS FUND
    06/30/2008 to 12/31/2008.........    $17.24       $10.05        37,387
    01/01/2009 to 12/31/2009.........    $10.05       $14.04        37,634
    01/01/2010 to 12/31/2010.........    $14.04       $17.03        38,338
    01/01/2011 to 04/29/2011.........    $17.03       $18.95             0
 INVESCO V.I. FINANCIAL SERVICES FUND
    06/30/2008 to 12/31/2008.........    $ 8.20       $ 4.81        50,279
    01/01/2009 to 12/31/2009.........    $ 4.81       $ 6.01       113,041
    01/01/2010 to 12/31/2010.........    $ 6.01       $ 6.50       235,630
    01/01/2011 to 04/29/2011.........    $ 6.50       $ 6.85             0
 INVESCO V.I. GLOBAL HEALTH CARE FUND
    06/30/2008 to 12/31/2008.........    $13.50       $10.52       187,213
    01/01/2009 to 12/31/2009.........    $10.52       $13.17       106,387
    01/01/2010 to 12/31/2010.........    $13.17       $13.59        86,909
    01/01/2011 to 12/31/2011.........    $13.59       $13.84        59,858
 INVESCO V.I. TECHNOLOGY FUND
    06/30/2008 to 12/31/2008.........    $ 9.92       $ 6.21             0
    01/01/2009 to 12/31/2009.........    $ 6.21       $ 9.58             0
    01/01/2010 to 12/31/2010.........    $ 9.58       $11.38             0
    01/01/2011 to 12/31/2011.........    $11.38       $10.59             0
 NASDAQ TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.89       $ 5.96             0
    01/01/2009 to 12/31/2009.........    $ 5.96       $ 6.83             0
    01/01/2010 to 12/31/2010.........    $ 6.83       $ 8.72             0
    01/01/2011 to 12/31/2011.........    $ 8.72       $ 8.66             0
 NVIT DEVELOPING MARKETS FUND
    06/30/2008 to 12/31/2008.........    $38.19       $18.01       186,988
    01/01/2009 to 12/31/2009.........    $18.01       $28.64       356,343
    01/01/2010 to 12/31/2010.........    $28.64       $32.60       205,732
    01/01/2011 to 12/31/2011.........    $32.60       $24.79       123,967
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.56       $ 8.13        25,080
    01/01/2009 to 12/31/2009.........    $ 8.13       $10.92        55,453
    01/01/2010 to 12/31/2010.........    $10.92       $12.20        36,522
    01/01/2011 to 12/31/2011.........    $12.20       $10.18        19,339
 S&P TARGET 24 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.72       $ 7.96       177,004
    01/01/2009 to 12/31/2009.........    $ 7.96       $ 8.87        76,282
    01/01/2010 to 12/31/2010.........    $ 8.87       $10.37        88,592
    01/01/2011 to 12/31/2011.........    $10.37       $11.04        53,790

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 TARGET MANAGED VIP PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.78       $ 7.53       576,002
    01/01/2009 to 12/31/2009.........    $ 7.53       $ 8.34       419,819
    01/01/2010 to 12/31/2010.........    $ 8.34       $ 9.73       318,435
    01/01/2011 to 12/31/2011.........    $ 9.73       $ 9.38       228,835
 THE DOW DART 10 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.23       $ 8.43       151,198
    01/01/2009 to 12/31/2009.........    $ 8.43       $ 9.42        70,732
    01/01/2010 to 12/31/2010.........    $ 9.42       $10.78        83,495
    01/01/2011 to 12/31/2011.........    $10.78       $11.38       106,373
 THE DOW TARGET DIVIDEND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 8.09       $ 6.51       179,985
    01/01/2009 to 12/31/2009.........    $ 6.51       $ 7.28       225,265
    01/01/2010 to 12/31/2010.........    $ 7.28       $ 8.31       158,708
    01/01/2011 to 12/31/2011.........    $ 8.31       $ 8.63       176,453
 VALUE LINE TARGET 25 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.90       $ 4.54             0
    01/01/2009 to 12/31/2009.........    $ 4.54       $ 4.77             0
    01/01/2010 to 12/31/2010.........    $ 4.77       $ 6.09             0
    01/01/2011 to 12/31/2011.........    $ 6.09       $ 4.50             0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    06/30/2008 to 12/31/2008.........    $13.68       $10.03        40,019
    01/01/2009 to 12/31/2009.........    $10.03       $11.49        43,668
    01/01/2010 to 07/16/2010.........    $11.49       $11.02             0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.68       $14.09       111,815
    01/01/2011 to 12/31/2011.........    $14.09       $12.05        75,328
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $11.02       $12.82        40,384
    01/01/2011 to 12/31/2011.........    $12.82       $12.29        30,774
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $15.09       $19.00        20,242
    01/01/2011 to 12/31/2011.........    $19.00       $17.62        29,311
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.23        60,263
    01/01/2011 to 12/31/2011.........    $12.23       $11.46        35,186

* Denotes the start date of these sub-accounts

                  ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH HD GRO OR GRO PLUS 2008 OR GMWB (2.10%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.64       $ 7.82      2,026,858
    01/01/2009 to 12/31/2009.........    $ 7.82       $ 9.52      1,746,844
    01/01/2010 to 12/31/2010.........    $ 9.52       $10.43      1,717,994
    01/01/2011 to 12/31/2011.........    $10.43       $ 9.94      1,611,057
 AST ADVANCED STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.63       $ 7.82        779,417
    01/01/2009 to 12/31/2009.........    $ 7.82       $ 9.67        757,638
    01/01/2010 to 12/31/2010.........    $ 9.67       $10.76        695,214
    01/01/2011 to 12/31/2011.........    $10.76       $10.55        642,266
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.75       $ 8.62         30,696
    01/01/2009 to 12/31/2009.........    $ 8.62       $ 9.94         29,847
    01/01/2010 to 12/31/2010.........    $ 9.94       $11.08         24,289
    01/01/2011 to 12/31/2011.........    $11.08       $11.24         55,242
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.69       $ 8.09      1,399,307
    01/01/2009 to 12/31/2009.........    $ 8.09       $ 9.76      1,396,454
    01/01/2010 to 12/31/2010.........    $ 9.76       $10.73        921,029
    01/01/2011 to 12/31/2011.........    $10.73       $10.38        832,449
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.14          7,345
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.32       $ 9.55         30,596
    01/01/2009 to 12/31/2009.........    $ 9.55       $11.06         30,943
    01/01/2010 to 12/31/2010.........    $11.06       $12.17         16,444
    01/01/2011 to 12/31/2011.........    $12.17       $11.86         17,128

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $ 9.68       $11.27        826,382
    01/01/2009 to 12/31/2009.........    $11.27       $10.99        749,314
    01/01/2010 to 12/31/2010.........    $10.99       $11.77        572,660
    01/01/2011 to 12/31/2011.........    $11.77       $12.26        538,830
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.35        306,516
    01/01/2010 to 12/31/2010.........    $ 9.35       $10.12        162,870
    01/01/2011 to 12/31/2011.........    $10.12       $10.86        148,123
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.73        824,620
    01/01/2011 to 12/31/2011.........    $10.73       $11.70        500,514
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $ 9.65       $12.00        506,041
    01/01/2009 to 12/31/2009.........    $12.00       $11.04        799,547
    01/01/2010 to 12/31/2010.........    $11.04       $12.01        542,067
    01/01/2011 to 12/31/2011.........    $12.01       $13.36        748,102
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $ 9.67       $12.07        160,720
    01/01/2009 to 12/31/2009.........    $12.07       $10.91        378,790
    01/01/2010 to 12/31/2010.........    $10.91       $11.89        235,797
    01/01/2011 to 12/31/2011.........    $11.89       $13.50        117,856
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.76          7,244
    01/01/2010 to 12/31/2010.........    $ 8.76       $ 9.59      1,468,470
    01/01/2011 to 12/31/2011.........    $ 9.59       $11.15        297,401
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $10.97      1,158,302
    01/01/2011 to 12/31/2011.........    $10.97       $12.93        841,527
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $11.98      1,012,143
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.69       $ 7.62      3,719,626
    01/01/2009 to 12/31/2009.........    $ 7.62       $ 9.35      3,832,960
    01/01/2010 to 12/31/2010.........    $ 9.35       $10.37      3,342,022
    01/01/2011 to 12/31/2011.........    $10.37       $ 9.91      2,940,742

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.31       $ 7.29        186,697
    01/01/2009 to 12/31/2009.........    $ 7.29       $ 9.06        260,346
    01/01/2010 to 12/31/2010.........    $ 9.06       $10.14        188,208
    01/01/2011 to 12/31/2011.........    $10.14       $ 9.69        148,641
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.32       $ 7.12        258,911
    01/01/2009 to 12/31/2009.........    $ 7.12       $ 8.60        352,825
    01/01/2010 to 12/31/2010.........    $ 8.60       $ 9.42        204,198
    01/01/2011 to 12/31/2011.........    $ 9.42       $ 9.05        173,747
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.04       $10.61         22,662
    01/01/2009 to 12/31/2009.........    $10.61       $13.70         12,766
    01/01/2010 to 12/31/2010.........    $13.70       $17.26         18,979
    01/01/2011 to 12/31/2011.........    $17.26       $18.01          9,521
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.45       $ 8.96         68,386
    01/01/2009 to 12/31/2009.........    $ 8.96       $11.64         66,296
    01/01/2010 to 12/31/2010.........    $11.64       $15.11         51,046
    01/01/2011 to 12/31/2011.........    $15.11       $12.85         53,009
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.05       $ 7.12        136,618
    01/01/2009 to 12/31/2009.........    $ 7.12       $ 8.45        127,320
    01/01/2010 to 12/31/2010.........    $ 8.45       $ 9.38         76,075
    01/01/2011 to 12/31/2011.........    $ 9.38       $ 8.96         60,419
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.78       $ 7.19        728,816
    01/01/2009 to 12/31/2009.........    $ 7.19       $ 8.71        809,984
    01/01/2010 to 12/31/2010.........    $ 8.71       $ 9.75        787,705
    01/01/2011 to 12/31/2011.........    $ 9.75       $ 9.41        686,604
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.27       $ 6.61      1,048,296
    01/01/2009 to 12/31/2009.........    $ 6.61       $ 8.15      1,174,295
    01/01/2010 to 12/31/2010.........    $ 8.15       $ 9.50        965,266
    01/01/2011 to 12/31/2011.........    $ 9.50       $ 8.72        897,315
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.46         53,571
    01/01/2009 to 11/13/2009.........    $ 7.46       $ 8.31              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.17       $ 6.10        17,040
    01/01/2009 to 12/31/2009.........    $ 6.10       $ 8.07         6,378
    01/01/2010 to 12/31/2010.........    $ 8.07       $ 9.50         8,429
    01/01/2011 to 12/31/2011.........    $ 9.50       $ 8.83         4,128
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.02       $ 7.53         4,045
    01/01/2009 to 12/31/2009.........    $ 7.53       $11.02        18,332
    01/01/2010 to 12/31/2010.........    $11.02       $11.90        28,703
    01/01/2011 to 12/31/2011.........    $11.90       $11.19        12,182
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.53       $ 8.13       303,603
    01/01/2009 to 12/31/2009.........    $ 8.13       $ 9.49       284,330
    01/01/2010 to 12/31/2010.........    $ 9.49       $10.49       261,782
    01/01/2011 to 12/31/2011.........    $10.49       $ 9.70       231,127
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.13       $ 8.65        47,484
    01/01/2009 to 12/31/2009.........    $ 8.65       $13.30        52,461
    01/01/2010 to 12/31/2010.........    $13.30       $15.61        49,066
    01/01/2011 to 12/31/2011.........    $15.61       $14.83        45,390
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.99       $10.03        11,845
    01/01/2009 to 12/31/2009.........    $10.03       $12.45        25,675
    01/01/2010 to 12/31/2010.........    $12.45       $15.46        20,179
    01/01/2011 to 12/31/2011.........    $15.46       $15.33        13,843
 AST HIGH YIELD PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.78       $ 8.84        17,661
    01/01/2009 to 12/31/2009.........    $ 8.84       $11.73        73,199
    01/01/2010 to 12/31/2010.........    $11.73       $13.03        33,408
    01/01/2011 to 12/31/2011.........    $13.03       $13.17        35,210
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.15       $ 6.91       219,741
    01/01/2009 to 12/31/2009.........    $ 6.91       $ 8.57       118,869
    01/01/2010 to 12/31/2010.........    $ 8.57       $ 9.55        85,599
    01/01/2011 to 12/31/2011.........    $ 9.55       $ 9.29        94,951
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.44       $ 7.54       155,398
    01/01/2009 to 12/31/2009.........    $ 7.54       $ 9.11       204,565
    01/01/2010 to 12/31/2010.........    $ 9.11       $ 9.95       198,569
    01/01/2011 to 12/31/2011.........    $ 9.95       $ 9.70       176,353

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.46       $ 9.21       149,395
    01/01/2009 to 12/31/2009.........    $ 9.21       $12.19       149,271
    01/01/2010 to 12/31/2010.........    $12.19       $13.67       131,631
    01/01/2011 to 12/31/2011.........    $13.67       $11.65       121,092
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.47       $11.21        42,818
    01/01/2009 to 12/31/2009.........    $11.21       $14.33        34,336
    01/01/2010 to 12/31/2010.........    $14.33       $15.58        28,297
    01/01/2011 to 12/31/2011.........    $15.58       $13.34        25,285
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.91             0
    01/01/2009 to 12/31/2009.........    $10.91       $11.89             0
    01/01/2010 to 12/31/2010.........    $11.89       $12.90             0
    01/01/2011 to 12/31/2011.........    $12.90       $14.20             0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.77       $10.35       527,353
    01/01/2009 to 12/31/2009.........    $10.35       $12.36       509,188
    01/01/2010 to 12/31/2010.........    $12.36       $12.99       354,147
    01/01/2011 to 12/31/2011.........    $12.99       $12.74       282,849
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.43       $ 9.95        31,277
    01/01/2009 to 12/31/2009.........    $ 9.95       $13.23        14,262
    01/01/2010 to 12/31/2010.........    $13.23       $13.88         9,084
    01/01/2011 to 12/31/2011.........    $13.88       $12.35        13,713
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.20       $ 7.76       107,697
    01/01/2009 to 12/31/2009.........    $ 7.76       $ 9.08        86,316
    01/01/2010 to 12/31/2010.........    $ 9.08       $10.06        88,789
    01/01/2011 to 12/31/2011.........    $10.06       $ 9.43        69,174
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.81       $ 9.08        59,432
    01/01/2009 to 12/31/2009.........    $ 9.08       $11.97        89,697
    01/01/2010 to 12/31/2010.........    $11.97       $13.29        57,059
    01/01/2011 to 12/31/2011.........    $13.29       $14.34        43,721
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.39       $ 7.95       366,476
    01/01/2009 to 12/31/2009.........    $ 7.95       $10.10       332,996
    01/01/2010 to 12/31/2010.........    $10.10       $11.84       281,480
    01/01/2011 to 12/31/2011.........    $11.84       $11.49       241,628

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.29       $11.05         14,614
    01/01/2009 to 12/31/2009.........    $11.05       $14.23          4,260
    01/01/2010 to 12/31/2010.........    $14.23       $15.61          4,949
    01/01/2011 to 12/31/2011.........    $15.61       $14.80         40,436
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.87       $ 8.68         27,492
    01/01/2009 to 12/31/2009.........    $ 8.68       $10.57         23,783
    01/01/2010 to 12/31/2010.........    $10.57       $11.67         18,671
    01/01/2011 to 12/31/2011.........    $11.67       $11.36         18,058
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.09       $ 8.56         28,505
    01/01/2009 to 12/31/2009.........    $ 8.56       $11.64         15,964
    01/01/2010 to 12/31/2010.........    $11.64       $14.08         16,202
    01/01/2011 to 12/31/2011.........    $14.08       $13.31         11,146
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.44       $10.44      1,342,066
    01/01/2009 to 12/31/2009.........    $10.44       $10.25        644,748
    01/01/2010 to 12/31/2010.........    $10.25       $10.03        305,923
    01/01/2011 to 12/31/2011.........    $10.03       $ 9.83        258,571
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.44       $ 8.86         62,723
    01/01/2009 to 12/31/2009.........    $ 8.86       $12.19         57,565
    01/01/2010 to 12/31/2010.........    $12.19       $14.73         59,399
    01/01/2011 to 12/31/2011.........    $14.73       $14.07         39,680
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.06          1,281
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.29       $ 9.71         31,135
    01/01/2009 to 12/31/2009.........    $ 9.71       $12.34         16,706
    01/01/2010 to 12/31/2010.........    $12.34       $15.54         22,054
    01/01/2011 to 12/31/2011.........    $15.54       $15.47         15,369
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.66       $ 7.51         15,762
    01/01/2009 to 12/31/2009.........    $ 7.51       $ 9.01         12,662
    01/01/2010 to 12/31/2010.........    $ 9.01       $10.61         14,914
    01/01/2011 to 04/29/2011.........    $10.61       $11.89              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.10       $ 5.56          2,886
    01/01/2009 to 12/31/2009.........    $ 5.56       $ 9.07         38,546
    01/01/2010 to 12/31/2010.........    $ 9.07       $10.85         30,620
    01/01/2011 to 12/31/2011.........    $10.85       $ 8.47          9,032
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.73       $10.48        236,700
    01/01/2009 to 12/31/2009.........    $10.48       $11.30        333,427
    01/01/2010 to 12/31/2010.........    $11.30       $11.50        201,244
    01/01/2011 to 12/31/2011.........    $11.50       $11.51        162,891
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.23       $10.72        338,941
    01/01/2009 to 12/31/2009.........    $10.72       $12.23        394,877
    01/01/2010 to 12/31/2010.........    $12.23       $12.90        263,993
    01/01/2011 to 12/31/2011.........    $12.90       $13.03        304,428
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.71       $ 8.90      1,387,683
    01/01/2009 to 12/31/2009.........    $ 8.90       $10.46      1,694,166
    01/01/2010 to 12/31/2010.........    $10.46       $11.32      1,190,107
    01/01/2011 to 12/31/2011.........    $11.32       $11.19      1,035,239
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.06              0
 AST QMA US EQUITY ALPHA PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.19       $ 7.62          9,827
    01/01/2009 to 12/31/2009.........    $ 7.62       $ 9.09          9,832
    01/01/2010 to 12/31/2010.........    $ 9.09       $10.23          5,697
    01/01/2011 to 12/31/2011.........    $10.23       $10.36          4,908
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.87              0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.06       $ 8.84        103,613
    01/01/2009 to 12/31/2009.........    $ 8.84       $11.02        128,668
    01/01/2010 to 12/31/2010.........    $11.02       $12.07        135,405
    01/01/2011 to 12/31/2011.........    $12.07       $11.42        152,168
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.12       $ 6.85         28,498
    01/01/2009 to 12/31/2009.........    $ 6.85       $ 8.98         31,926
    01/01/2010 to 12/31/2010.........    $ 8.98       $12.00         35,544
    01/01/2011 to 12/31/2011.........    $12.00       $11.63         38,469

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.57       $ 9.49       101,244
    01/01/2009 to 12/31/2009.........    $ 9.49       $11.80        80,252
    01/01/2010 to 12/31/2010.........    $11.80       $14.56        68,232
    01/01/2011 to 12/31/2011.........    $14.56       $13.40        58,191
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.42       $ 9.71       307,338
    01/01/2009 to 12/31/2009.........    $ 9.71       $11.81       393,433
    01/01/2010 to 12/31/2010.........    $11.81       $12.89       354,147
    01/01/2011 to 12/31/2011.........    $12.89       $12.87       305,198
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.28       $ 7.86        69,054
    01/01/2009 to 12/31/2009.........    $ 7.86       $ 9.52        61,684
    01/01/2010 to 12/31/2010.........    $ 9.52       $10.56        55,741
    01/01/2011 to 12/31/2011.........    $10.56       $10.17        45,969
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.64       $10.97        62,683
    01/01/2009 to 12/31/2009.........    $10.97       $12.04        74,058
    01/01/2010 to 12/31/2010.........    $12.04       $12.46        60,518
    01/01/2011 to 12/31/2011.........    $12.46       $12.70        49,111
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.91       $ 7.72       150,031
    01/01/2009 to 12/31/2009.........    $ 7.72       $11.59       123,660
    01/01/2010 to 12/31/2010.........    $11.59       $13.14        99,546
    01/01/2011 to 12/31/2011.........    $13.14       $12.65        85,531
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $32.75       $14.18        25,971
    01/01/2009 to 12/31/2009.........    $14.18       $20.74        26,927
    01/01/2010 to 12/31/2010.........    $20.74       $24.45        32,855
    01/01/2011 to 12/31/2011.........    $24.45       $20.37        24,308
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.50       $ 6.85       218,797
    01/01/2009 to 12/31/2009.........    $ 6.85       $ 8.62       618,872
    01/01/2010 to 12/31/2010.........    $ 8.62       $ 9.67       422,372
    01/01/2011 to 12/31/2011.........    $ 9.67       $ 9.14       344,904

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.04       $ 9.26       164,058
    01/01/2009 to 12/31/2009.........    $ 9.26       $10.12       149,997
    01/01/2010 to 12/31/2010.........    $10.12       $10.67        96,819
    01/01/2011 to 12/31/2011.........    $10.67       $11.08        75,584
 EVERGREEN VA GROWTH FUND
    06/30/2008 to 12/31/2008.........    $11.52       $ 7.76             0
    01/01/2009 to 12/31/2009.........    $ 7.76       $10.63             0
    01/01/2010 to 07/16/2010.........    $10.63       $10.38             0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $16.52       $10.77        14,859
    01/01/2009 to 12/31/2009.........    $10.77       $12.22         6,479
    01/01/2010 to 07/16/2010.........    $12.22       $11.58             0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $11.45       $ 9.04           182
    01/01/2009 to 12/31/2009.........    $ 9.04       $12.75         5,641
    01/01/2010 to 07/16/2010.........    $12.75       $11.88             0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.15       $ 6.09        25,039
    01/01/2009 to 12/31/2009.........    $ 6.09       $ 7.68        10,062
    01/01/2010 to 12/31/2010.........    $ 7.68       $ 8.94         8,419
    01/01/2011 to 12/31/2011.........    $ 8.94       $ 7.80           617
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    06/30/2008 to 12/31/2008.........    $ 9.27       $ 6.62       292,389
    01/01/2009 to 12/31/2009.........    $ 6.62       $ 8.43       323,240
    01/01/2010 to 12/31/2010.........    $ 8.43       $ 9.10       277,882
    01/01/2011 to 12/31/2011.........    $ 9.10       $ 8.76       211,348
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.68       $10.73        19,411
    01/01/2009 to 12/31/2009.........    $10.73       $14.82         6,283
    01/01/2010 to 12/31/2010.........    $14.82       $15.92         6,890
    01/01/2011 to 12/31/2011.........    $15.92       $14.42         4,679
 INVESCO V.I. CAPITAL DEVELOPMENT FUND
    04/29/2011* to 12/31/2011........    $10.03       $ 8.14         1,961
 INVESCO V.I. DIVIDEND GROWTH FUND
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.09         4,865

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 INVESCO V.I. DYNAMICS FUND
    06/30/2008 to 12/31/2008.........    $13.80       $ 8.04           385
    01/01/2009 to 12/31/2009.........    $ 8.04       $11.21         1,464
    01/01/2010 to 12/31/2010.........    $11.21       $13.59           468
    01/01/2011 to 04/29/2011.........    $13.59       $15.12             0
 INVESCO V.I. FINANCIAL SERVICES FUND
    06/30/2008 to 12/31/2008.........    $ 6.78       $ 3.98        31,591
    01/01/2009 to 12/31/2009.........    $ 3.98       $ 4.96        25,843
    01/01/2010 to 12/31/2010.........    $ 4.96       $ 5.36        20,046
    01/01/2011 to 04/29/2011.........    $ 5.36       $ 5.65             0
 INVESCO V.I. GLOBAL HEALTH CARE FUND
    06/30/2008 to 12/31/2008.........    $12.24       $ 9.54        19,062
    01/01/2009 to 12/31/2009.........    $ 9.54       $11.93        14,240
    01/01/2010 to 12/31/2010.........    $11.93       $12.30         7,700
    01/01/2011 to 12/31/2011.........    $12.30       $12.51         7,247
 INVESCO V.I. TECHNOLOGY FUND
    06/30/2008 to 12/31/2008.........    $ 9.92       $ 6.20             0
    01/01/2009 to 12/31/2009.........    $ 6.20       $ 9.56             0
    01/01/2010 to 12/31/2010.........    $ 9.56       $11.35             0
    01/01/2011 to 12/31/2011.........    $11.35       $10.55             0
 NASDAQ TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.89       $ 5.95             0
    01/01/2009 to 12/31/2009.........    $ 5.95       $ 6.82             0
    01/01/2010 to 12/31/2010.........    $ 6.82       $ 8.70             0
    01/01/2011 to 12/31/2011.........    $ 8.70       $ 8.63             0
 NVIT DEVELOPING MARKETS FUND
    06/30/2008 to 12/31/2008.........    $26.62       $12.55        11,820
    01/01/2009 to 12/31/2009.........    $12.55       $19.94        16,602
    01/01/2010 to 12/31/2010.........    $19.94       $22.67        13,537
    01/01/2011 to 12/31/2011.........    $22.67       $17.22         8,349
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.51       $ 8.09         1,858
    01/01/2009 to 12/31/2009.........    $ 8.09       $10.87           107
    01/01/2010 to 12/31/2010.........    $10.87       $12.13            95
    01/01/2011 to 12/31/2011.........    $12.13       $10.10           132
 S&P TARGET 24 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.68       $ 7.92           330
    01/01/2009 to 12/31/2009.........    $ 7.92       $ 8.82         5,277
    01/01/2010 to 12/31/2010.........    $ 8.82       $10.30           520
    01/01/2011 to 12/31/2011.........    $10.30       $10.95           362

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 TARGET MANAGED VIP PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.73       $ 7.49        3,288
    01/01/2009 to 12/31/2009.........    $ 7.49       $ 8.29          826
    01/01/2010 to 12/31/2010.........    $ 8.29       $ 9.66          687
    01/01/2011 to 12/31/2011.........    $ 9.66       $ 9.30           82
 THE DOW DART 10 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.18       $ 8.39            0
    01/01/2009 to 12/31/2009.........    $ 8.39       $ 9.36          663
    01/01/2010 to 12/31/2010.........    $ 9.36       $10.70          357
    01/01/2011 to 12/31/2011.........    $10.70       $11.29          323
 THE DOW TARGET DIVIDEND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 8.07       $ 6.48          841
    01/01/2009 to 12/31/2009.........    $ 6.48       $ 7.24        7,821
    01/01/2010 to 12/31/2010.........    $ 7.24       $ 8.26        1,000
    01/01/2011 to 12/31/2011.........    $ 8.26       $ 8.57          851
 VALUE LINE TARGET 25 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.90       $ 4.54            0
    01/01/2009 to 12/31/2009.........    $ 4.54       $ 4.76            0
    01/01/2010 to 12/31/2010.........    $ 4.76       $ 6.08            0
    01/01/2011 to 12/31/2011.........    $ 6.08       $ 4.48            0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    06/30/2008 to 12/31/2008.........    $11.93       $ 8.74            0
    01/01/2009 to 12/31/2009.........    $ 8.74       $10.00            0
    01/01/2010 to 07/16/2010.........    $10.00       $ 9.59            0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.60       $13.99        4,650
    01/01/2011 to 12/31/2011.........    $13.99       $11.95        5,298
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $ 9.59       $11.15            0
    01/01/2011 to 12/31/2011.........    $11.15       $10.68          260
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.88       $14.95        3,585
    01/01/2011 to 12/31/2011.........    $14.95       $13.85        2,342
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.22            0
    01/01/2011 to 12/31/2011.........    $12.22       $11.45            0

* Denotes the start date of these sub-accounts

                  ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HDV OR COMBO 5% ROLL-UP/HAV OR EBP II AND HAV
                                    (2.25%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.59       $ 7.78      75,453,329
    01/01/2009 to 12/31/2009.........    $ 7.78       $ 9.46      74,798,204
    01/01/2010 to 12/31/2010.........    $ 9.46       $10.35      72,644,706
    01/01/2011 to 12/31/2011.........    $10.35       $ 9.85      61,319,650
 AST ADVANCED STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.59       $ 7.79      28,466,422
    01/01/2009 to 12/31/2009.........    $ 7.79       $ 9.61      28,706,289
    01/01/2010 to 12/31/2010.........    $ 9.61       $10.68      30,055,291
    01/01/2011 to 12/31/2011.........    $10.68       $10.45      25,000,590
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 8.97       $ 6.58         771,578
    01/01/2009 to 12/31/2009.........    $ 6.58       $ 7.57       1,273,959
    01/01/2010 to 12/31/2010.........    $ 7.57       $ 8.43       1,430,682
    01/01/2011 to 12/31/2011.........    $ 8.43       $ 8.53       1,430,887
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.64       $ 8.05      25,276,368
    01/01/2009 to 12/31/2009.........    $ 8.05       $ 9.70      31,686,971
    01/01/2010 to 12/31/2010.........    $ 9.70       $10.65      36,176,891
    01/01/2011 to 12/31/2011.........    $10.65       $10.28      28,001,755
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.13         780,622
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.53       $ 8.26         357,327
    01/01/2009 to 12/31/2009.........    $ 8.26       $ 9.55         955,597
    01/01/2010 to 12/31/2010.........    $ 9.55       $10.50       2,241,213
    01/01/2011 to 12/31/2011.........    $10.50       $10.21         930,254

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $ 9.68       $11.25       1,472,001
    01/01/2009 to 12/31/2009.........    $11.25       $10.96       1,375,798
    01/01/2010 to 12/31/2010.........    $10.96       $11.71       1,085,813
    01/01/2011 to 12/31/2011.........    $11.71       $12.18       1,057,536
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.34         301,692
    01/01/2010 to 12/31/2010.........    $ 9.34       $10.09       1,956,001
    01/01/2011 to 12/31/2011.........    $10.09       $10.81       5,687,758
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.71       5,765,075
    01/01/2011 to 12/31/2011.........    $10.71       $11.67      16,283,905
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $ 9.65       $11.98         794,529
    01/01/2009 to 12/31/2009.........    $11.98       $11.01         648,900
    01/01/2010 to 12/31/2010.........    $11.01       $11.96         380,587
    01/01/2011 to 12/31/2011.........    $11.96       $13.28      18,091,824
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $ 9.67       $12.05         945,503
    01/01/2009 to 12/31/2009.........    $12.05       $10.87         975,406
    01/01/2010 to 12/31/2010.........    $10.87       $11.84         825,635
    01/01/2011 to 12/31/2011.........    $11.84       $13.42         493,191
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.75          23,608
    01/01/2010 to 12/31/2010.........    $ 8.75       $ 9.56       1,680,903
    01/01/2011 to 12/31/2011.........    $ 9.56       $11.10         404,480
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $10.96       1,406,400
    01/01/2011 to 12/31/2011.........    $10.96       $12.89      16,469,682
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $11.97       6,285,340
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.65       $ 7.58     101,095,109
    01/01/2009 to 12/31/2009.........    $ 7.58       $ 9.29     102,077,908
    01/01/2010 to 12/31/2010.........    $ 9.29       $10.29     101,267,042
    01/01/2011 to 12/31/2011.........    $10.29       $ 9.82      83,369,592

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.30       $ 7.28       1,661,195
    01/01/2009 to 12/31/2009.........    $ 7.28       $ 9.03       3,018,362
    01/01/2010 to 12/31/2010.........    $ 9.03       $10.09       4,112,813
    01/01/2011 to 12/31/2011.........    $10.09       $ 9.63       3,677,069
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.31       $ 7.10       2,073,853
    01/01/2009 to 12/31/2009.........    $ 7.10       $ 8.57       3,975,651
    01/01/2010 to 12/31/2010.........    $ 8.57       $ 9.37       5,406,914
    01/01/2011 to 12/31/2011.........    $ 9.37       $ 9.00       4,727,624
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.92       $10.52         126,275
    01/01/2009 to 12/31/2009.........    $10.52       $13.57         335,750
    01/01/2010 to 12/31/2010.........    $13.57       $17.07         391,589
    01/01/2011 to 12/31/2011.........    $17.07       $17.79         219,652
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.22       $ 6.80       4,202,964
    01/01/2009 to 12/31/2009.........    $ 6.80       $ 8.82       3,992,101
    01/01/2010 to 12/31/2010.........    $ 8.82       $11.43       4,161,419
    01/01/2011 to 12/31/2011.........    $11.43       $ 9.71       3,304,315
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.04       $ 7.11       1,382,568
    01/01/2009 to 12/31/2009.........    $ 7.11       $ 8.43       2,259,311
    01/01/2010 to 12/31/2010.........    $ 8.43       $ 9.33       2,753,772
    01/01/2011 to 12/31/2011.........    $ 9.33       $ 8.90       2,749,169
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.75       $ 7.15      23,823,391
    01/01/2009 to 12/31/2009.........    $ 7.15       $ 8.66      25,641,694
    01/01/2010 to 12/31/2010.........    $ 8.66       $ 9.68      27,635,371
    01/01/2011 to 12/31/2011.........    $ 9.68       $ 9.32      23,184,216
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.23       $ 6.58      31,425,844
    01/01/2009 to 12/31/2009.........    $ 6.58       $ 8.11      33,343,551
    01/01/2010 to 12/31/2010.........    $ 8.11       $ 9.43      36,130,309
    01/01/2011 to 12/31/2011.........    $ 9.43       $ 8.65      29,569,330
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.45         439,198
    01/01/2009 to 11/13/2009.........    $ 7.45       $ 8.29               0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.17       $ 6.10           8,921
    01/01/2009 to 12/31/2009.........    $ 6.10       $ 8.05          70,669
    01/01/2010 to 12/31/2010.........    $ 8.05       $ 9.46         218,068
    01/01/2011 to 12/31/2011.........    $ 9.46       $ 8.78          99,905
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 5.04       $ 3.15         517,467
    01/01/2009 to 12/31/2009.........    $ 3.15       $ 4.60       1,703,399
    01/01/2010 to 12/31/2010.........    $ 4.60       $ 4.96       1,214,669
    01/01/2011 to 12/31/2011.........    $ 4.96       $ 4.66         690,992
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.64       $ 7.50      14,888,690
    01/01/2009 to 12/31/2009.........    $ 7.50       $ 8.74      14,472,445
    01/01/2010 to 12/31/2010.........    $ 8.74       $ 9.64      13,447,482
    01/01/2011 to 12/31/2011.........    $ 9.64       $ 8.90      11,688,804
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 4.98       $ 3.05       4,668,204
    01/01/2009 to 12/31/2009.........    $ 3.05       $ 4.68       4,863,161
    01/01/2010 to 12/31/2010.........    $ 4.68       $ 5.48       5,034,524
    01/01/2011 to 12/31/2011.........    $ 5.48       $ 5.19       3,140,160
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $19.84       $15.31         108,308
    01/01/2009 to 12/31/2009.........    $15.31       $18.99         152,310
    01/01/2010 to 12/31/2010.........    $18.99       $23.53         278,005
    01/01/2011 to 12/31/2011.........    $23.53       $23.30         145,006
 AST HIGH YIELD PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.93       $ 8.94         319,199
    01/01/2009 to 12/31/2009.........    $ 8.94       $11.85         795,835
    01/01/2010 to 12/31/2010.........    $11.85       $13.15       1,105,972
    01/01/2011 to 12/31/2011.........    $13.15       $13.26         726,173
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.14       $ 6.90       1,187,111
    01/01/2009 to 12/31/2009.........    $ 6.90       $ 8.54       2,955,116
    01/01/2010 to 12/31/2010.........    $ 8.54       $ 9.50       4,214,114
    01/01/2011 to 12/31/2011.........    $ 9.50       $ 9.23       4,056,199
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.43       $ 7.53       1,501,593
    01/01/2009 to 12/31/2009.........    $ 7.53       $ 9.08       4,079,583
    01/01/2010 to 12/31/2010.........    $ 9.08       $ 9.91       4,803,274
    01/01/2011 to 12/31/2011.........    $ 9.91       $ 9.63       3,645,383

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $21.47       $12.00       5,724,854
    01/01/2009 to 12/31/2009.........    $12.00       $15.87       5,162,536
    01/01/2010 to 12/31/2010.........    $15.87       $17.76       5,317,631
    01/01/2011 to 12/31/2011.........    $17.76       $15.12       4,477,136
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.10       $ 5.84       2,755,958
    01/01/2009 to 12/31/2009.........    $ 5.84       $ 7.44       2,910,615
    01/01/2010 to 12/31/2010.........    $ 7.44       $ 8.08       2,881,182
    01/01/2011 to 12/31/2011.........    $ 8.08       $ 6.91       2,224,758
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.91       1,214,623
    01/01/2009 to 12/31/2009.........    $10.91       $11.86         315,474
    01/01/2010 to 12/31/2010.........    $11.86       $12.85         158,509
    01/01/2011 to 12/31/2011.........    $12.85       $14.13       1,389,924
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.26       $ 8.31      17,909,520
    01/01/2009 to 12/31/2009.........    $ 8.31       $ 9.91      16,862,953
    01/01/2010 to 12/31/2010.........    $ 9.91       $10.39      14,390,403
    01/01/2011 to 12/31/2011.........    $10.39       $10.18      11,488,876
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.75       $ 6.28         975,043
    01/01/2009 to 12/31/2009.........    $ 6.28       $ 8.34       1,395,597
    01/01/2010 to 12/31/2010.........    $ 8.34       $ 8.74       1,243,521
    01/01/2011 to 12/31/2011.........    $ 8.74       $ 7.76         828,367
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.23       $ 6.39       6,057,693
    01/01/2009 to 12/31/2009.........    $ 6.39       $ 7.46       5,641,907
    01/01/2010 to 12/31/2010.........    $ 7.46       $ 8.25       5,357,208
    01/01/2011 to 12/31/2011.........    $ 8.25       $ 7.73       4,506,463
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.08       $10.05       3,023,716
    01/01/2009 to 12/31/2009.........    $10.05       $13.23       2,831,230
    01/01/2010 to 12/31/2010.........    $13.23       $14.66       2,484,757
    01/01/2011 to 12/31/2011.........    $14.66       $15.79       2,014,193
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.74       $ 6.25      21,934,912
    01/01/2009 to 12/31/2009.........    $ 6.25       $ 7.92      19,929,998
    01/01/2010 to 12/31/2010.........    $ 7.92       $ 9.28      19,072,610
    01/01/2011 to 12/31/2011.........    $ 9.28       $ 8.99      15,345,638

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.79       $ 9.24        207,928
    01/01/2009 to 12/31/2009.........    $ 9.24       $11.88        567,835
    01/01/2010 to 12/31/2010.........    $11.88       $13.01        483,477
    01/01/2011 to 12/31/2011.........    $13.01       $12.32        303,934
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 7.77       $ 5.24      2,384,441
    01/01/2009 to 12/31/2009.........    $ 5.24       $ 6.37      2,663,189
    01/01/2010 to 12/31/2010.........    $ 6.37       $ 7.02      2,436,368
    01/01/2011 to 12/31/2011.........    $ 7.02       $ 6.82      2,244,120
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.92       $ 7.79        332,297
    01/01/2009 to 12/31/2009.........    $ 7.79       $10.58        511,219
    01/01/2010 to 12/31/2010.........    $10.58       $12.78      1,099,827
    01/01/2011 to 12/31/2011.........    $12.78       $12.06        585,815
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.54       $10.53      2,377,836
    01/01/2009 to 12/31/2009.........    $10.53       $10.32      3,829,439
    01/01/2010 to 12/31/2010.........    $10.32       $10.09      3,509,980
    01/01/2011 to 12/31/2011.........    $10.09       $ 9.86      2,513,603
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.61       $10.79      2,188,696
    01/01/2009 to 12/31/2009.........    $10.79       $14.84      2,033,956
    01/01/2010 to 12/31/2010.........    $14.84       $17.90      1,807,620
    01/01/2011 to 12/31/2011.........    $17.90       $17.07      1,391,570
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.06          4,165
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 8.81       $ 5.59        501,805
    01/01/2009 to 12/31/2009.........    $ 5.59       $ 7.09        649,456
    01/01/2010 to 12/31/2010.........    $ 7.09       $ 8.92        978,075
    01/01/2011 to 12/31/2011.........    $ 8.92       $ 8.87        702,733
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 7.40       $ 4.76        121,677
    01/01/2009 to 12/31/2009.........    $ 4.76       $ 5.71        232,172
    01/01/2010 to 12/31/2010.........    $ 5.71       $ 6.71        304,468
    01/01/2011 to 04/29/2011.........    $ 6.71       $ 7.51              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.10       $ 5.56          14,499
    01/01/2009 to 12/31/2009.........    $ 5.56       $ 9.05         557,293
    01/01/2010 to 12/31/2010.........    $ 9.05       $10.81       1,043,494
    01/01/2011 to 12/31/2011.........    $10.81       $ 8.43         371,919
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.39       $12.09       6,660,709
    01/01/2009 to 12/31/2009.........    $12.09       $13.02       7,445,388
    01/01/2010 to 12/31/2010.........    $13.02       $13.23       7,123,302
    01/01/2011 to 12/31/2011.........    $13.23       $13.22       5,625,465
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.10       $13.45       6,994,579
    01/01/2009 to 12/31/2009.........    $13.45       $15.32      10,035,432
    01/01/2010 to 12/31/2010.........    $15.32       $16.13      11,515,430
    01/01/2011 to 12/31/2011.........    $16.13       $16.27       8,611,634
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.67       $ 8.85      31,839,577
    01/01/2009 to 12/31/2009.........    $ 8.85       $10.39      39,603,313
    01/01/2010 to 12/31/2010.........    $10.39       $11.23      43,592,221
    01/01/2011 to 12/31/2011.........    $11.23       $11.09      40,512,789
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.06         354,554
 AST QMA US EQUITY ALPHA PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 8.40       $ 5.71         424,286
    01/01/2009 to 12/31/2009.........    $ 5.71       $ 6.80         393,269
    01/01/2010 to 12/31/2010.........    $ 6.80       $ 7.65         483,015
    01/01/2011 to 12/31/2011.........    $ 7.65       $ 7.74         442,995
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.86          29,403
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.96       $ 8.02       2,188,363
    01/01/2009 to 12/31/2009.........    $ 8.02       $ 9.99       8,000,192
    01/01/2010 to 12/31/2010.........    $ 9.99       $10.92      13,274,208
    01/01/2011 to 12/31/2011.........    $10.92       $10.32       9,628,538
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.43       $11.12         634,820
    01/01/2009 to 12/31/2009.........    $11.12       $14.55         668,952
    01/01/2010 to 12/31/2010.........    $14.55       $19.41         917,014
    01/01/2011 to 12/31/2011.........    $19.41       $18.79         589,865

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.31       $12.31       3,408,854
    01/01/2009 to 12/31/2009.........    $12.31       $15.28       3,254,555
    01/01/2010 to 12/31/2010.........    $15.28       $18.82       3,434,943
    01/01/2011 to 12/31/2011.........    $18.82       $17.29       2,484,653
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.33       $ 9.64       9,944,782
    01/01/2009 to 12/31/2009.........    $ 9.64       $11.69      11,957,974
    01/01/2010 to 12/31/2010.........    $11.69       $12.75      13,631,064
    01/01/2011 to 12/31/2011.........    $12.75       $12.71      12,152,747
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.13       $ 7.75       4,124,590
    01/01/2009 to 12/31/2009.........    $ 7.75       $ 9.38       3,819,071
    01/01/2010 to 12/31/2010.........    $ 9.38       $10.38       3,742,939
    01/01/2011 to 12/31/2011.........    $10.38       $ 9.98       3,116,748
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.80       $13.93       1,722,092
    01/01/2009 to 12/31/2009.........    $13.93       $15.27       2,184,589
    01/01/2010 to 12/31/2010.........    $15.27       $15.78       2,318,146
    01/01/2011 to 12/31/2011.........    $15.78       $16.06       1,633,647
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 6.59       $ 4.27       9,138,560
    01/01/2009 to 12/31/2009.........    $ 4.27       $ 6.40       9,157,180
    01/01/2010 to 12/31/2010.........    $ 6.40       $ 7.24       8,869,616
    01/01/2011 to 12/31/2011.........    $ 7.24       $ 6.96       6,383,742
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $32.51       $14.07          82,096
    01/01/2009 to 12/31/2009.........    $14.07       $20.54         479,835
    01/01/2010 to 12/31/2010.........    $20.54       $24.18         624,332
    01/01/2011 to 12/31/2011.........    $24.18       $20.11         353,699
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.46       $ 6.82         112,381
    01/01/2009 to 12/31/2009.........    $ 6.82       $ 8.56       1,598,005
    01/01/2010 to 12/31/2010.........    $ 8.56       $ 9.60       1,997,421
    01/01/2011 to 12/31/2011.........    $ 9.60       $ 9.06       1,672,695

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.03       $ 9.24      3,325,125
    01/01/2009 to 12/31/2009.........    $ 9.24       $10.08      3,504,626
    01/01/2010 to 12/31/2010.........    $10.08       $10.62      5,328,912
    01/01/2011 to 12/31/2011.........    $10.62       $11.01      3,326,989
 EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND
    06/30/2008 to 12/31/2008.........    $12.42       $ 6.63              0
    01/01/2009 to 12/31/2009.........    $ 6.63       $ 9.10              0
    01/01/2010 to 04/30/2010.........    $ 9.10       $ 9.44              0
 EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND
    06/30/2008 to 12/31/2008.........    $10.70       $ 7.70              0
    01/01/2009 to 12/31/2009.........    $ 7.70       $10.03              0
    01/01/2010 to 04/30/2010.........    $10.03       $10.18              0
 EVERGREEN VA GROWTH FUND
    06/30/2008 to 12/31/2008.........    $11.46       $ 7.72         19,329
    01/01/2009 to 12/31/2009.........    $ 7.72       $10.55         18,055
    01/01/2010 to 07/16/2010.........    $10.55       $10.30              0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $16.71       $10.88         68,654
    01/01/2009 to 12/31/2009.........    $10.88       $12.33         94,271
    01/01/2010 to 07/16/2010.........    $12.33       $11.68              0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $ 9.75       $ 7.70         24,749
    01/01/2009 to 12/31/2009.........    $ 7.70       $10.83         50,099
    01/01/2010 to 07/16/2010.........    $10.83       $10.09              0
 EVERGREEN VA SPECIAL VALUES FUND
    06/30/2008 to 12/31/2008.........    $13.55       $ 9.88              0
    01/01/2009 to 12/31/2009.........    $ 9.88       $12.50              0
    01/01/2010 to 07/16/2010.........    $12.50       $12.02              0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.14       $ 6.08         10,685
    01/01/2009 to 12/31/2009.........    $ 6.08       $ 7.66         69,420
    01/01/2010 to 12/31/2010.........    $ 7.66       $ 8.90         69,413
    01/01/2011 to 12/31/2011.........    $ 8.90       $ 7.75         21,359
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    06/30/2008 to 12/31/2008.........    $ 9.27       $ 6.62      1,777,633
    01/01/2009 to 12/31/2009.........    $ 6.62       $ 8.41      4,989,742
    01/01/2010 to 12/31/2010.........    $ 8.41       $ 9.06      8,310,248
    01/01/2011 to 12/31/2011.........    $ 9.06       $ 8.71      5,866,214

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.58       $10.66        37,037
    01/01/2009 to 12/31/2009.........    $10.66       $14.69        91,281
    01/01/2010 to 12/31/2010.........    $14.69       $15.76        65,815
    01/01/2011 to 12/31/2011.........    $15.76       $14.25        31,729
 INVESCO V.I. CAPITAL DEVELOPMENT FUND
    04/29/2011* to 12/31/2011........    $10.03       $ 8.14        17,087
 INVESCO V.I. DIVIDEND GROWTH FUND
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.08        26,832
 INVESCO V.I. DYNAMICS FUND
    06/30/2008 to 12/31/2008.........    $13.70       $ 7.98        18,138
    01/01/2009 to 12/31/2009.........    $ 7.98       $11.11        78,524
    01/01/2010 to 12/31/2010.........    $11.11       $13.44       116,965
    01/01/2011 to 04/29/2011.........    $13.44       $14.94             0
 INVESCO V.I. FINANCIAL SERVICES FUND
    06/30/2008 to 12/31/2008.........    $ 6.73       $ 3.95        33,237
    01/01/2009 to 12/31/2009.........    $ 3.95       $ 4.92       237,725
    01/01/2010 to 12/31/2010.........    $ 4.92       $ 5.30       153,812
    01/01/2011 to 04/29/2011.........    $ 5.30       $ 5.58             0
 INVESCO V.I. GLOBAL HEALTH CARE FUND
    06/30/2008 to 12/31/2008.........    $12.15       $ 9.47        10,538
    01/01/2009 to 12/31/2009.........    $ 9.47       $11.81        37,731
    01/01/2010 to 12/31/2010.........    $11.81       $12.16        40,741
    01/01/2011 to 12/31/2011.........    $12.16       $12.36        13,976
 INVESCO V.I. TECHNOLOGY FUND
    06/30/2008 to 12/31/2008.........    $ 9.92       $ 6.20             0
    01/01/2009 to 12/31/2009.........    $ 6.20       $ 9.54             0
    01/01/2010 to 12/31/2010.........    $ 9.54       $11.31             0
    01/01/2011 to 12/31/2011.........    $11.31       $10.50             0
 NASDAQ TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.89       $ 5.95             0
    01/01/2009 to 12/31/2009.........    $ 5.95       $ 6.80             0
    01/01/2010 to 12/31/2010.........    $ 6.80       $ 8.67             0
    01/01/2011 to 12/31/2011.........    $ 8.67       $ 8.58             0
 NVIT DEVELOPING MARKETS FUND
    06/30/2008 to 12/31/2008.........    $26.43       $12.45        49,725
    01/01/2009 to 12/31/2009.........    $12.45       $19.75       409,771
    01/01/2010 to 12/31/2010.........    $19.75       $22.42       289,917
    01/01/2011 to 12/31/2011.........    $22.42       $17.00        78,098

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.43       $ 8.04        14,320
    01/01/2009 to 12/31/2009.........    $ 8.04       $10.78        17,242
    01/01/2010 to 12/31/2010.........    $10.78       $12.02         9,331
    01/01/2011 to 12/31/2011.........    $12.02       $ 9.99         9,860
 S&P TARGET 24 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.62       $ 7.86        10,121
    01/01/2009 to 12/31/2009.........    $ 7.86       $ 8.75        92,477
    01/01/2010 to 12/31/2010.........    $ 8.75       $10.20        49,338
    01/01/2011 to 12/31/2011.........    $10.20       $10.82        44,122
 TARGET MANAGED VIP PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.66       $ 7.44        24,434
    01/01/2009 to 12/31/2009.........    $ 7.44       $ 8.22        48,802
    01/01/2010 to 12/31/2010.........    $ 8.22       $ 9.57        44,114
    01/01/2011 to 12/31/2011.........    $ 9.57       $ 9.19        26,089
 THE DOW DART 10 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.12       $ 8.33         7,072
    01/01/2009 to 12/31/2009.........    $ 8.33       $ 9.28        16,927
    01/01/2010 to 12/31/2010.........    $ 9.28       $10.59         9,413
    01/01/2011 to 12/31/2011.........    $10.59       $11.16         9,090
 THE DOW TARGET DIVIDEND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 8.03       $ 6.45        17,555
    01/01/2009 to 12/31/2009.........    $ 6.45       $ 7.19        49,600
    01/01/2010 to 12/31/2010.........    $ 7.19       $ 8.19        44,803
    01/01/2011 to 12/31/2011.........    $ 8.19       $ 8.49        39,705
 VALUE LINE TARGET 25 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.90       $ 4.53             0
    01/01/2009 to 12/31/2009.........    $ 4.53       $ 4.75             0
    01/01/2010 to 12/31/2010.........    $ 4.75       $ 6.05             0
    01/01/2011 to 12/31/2011.........    $ 6.05       $ 4.46             0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    06/30/2008 to 12/31/2008.........    $16.88       $12.36        14,524
    01/01/2009 to 12/31/2009.........    $12.36       $14.12        21,554
    01/01/2010 to 07/16/2010.........    $14.12       $13.53             0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.69       $14.10        42,309
    01/01/2011 to 12/31/2011.........    $14.10       $12.02        16,879

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $13.53       $15.71        29,303
    01/01/2011 to 12/31/2011.........    $15.71       $15.03        22,273
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $10.09       $12.69        26,995
    01/01/2011 to 12/31/2011.........    $12.69       $11.74        37,288
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.21        10,504
    01/01/2011 to 12/31/2011.........    $12.21       $11.42         8,312

* Denotes the start date of these sub-accounts

                  ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH LIFETIME FIVE OR HIGHEST DAILY LIFETIME FIVE OR HD GRO, GRO PLUS 2008 AND EBP II OR GMWB AND EBP II OR GMWB AND HAV OR HD GRO ,
    GRO PLUS 2008 AND HAV OR HD GRO 60 BPS OR GRO PLUS 2008 60 BPS (2.35%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.57       $ 7.76      1,833,767
    01/01/2009 to 12/31/2009.........    $ 7.76       $ 9.42      1,754,353
    01/01/2010 to 12/31/2010.........    $ 9.42       $10.30      1,672,915
    01/01/2011 to 12/31/2011.........    $10.30       $ 9.79      1,419,829
 AST ADVANCED STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.57       $ 7.77        880,210
    01/01/2009 to 12/31/2009.........    $ 7.77       $ 9.57        852,274
    01/01/2010 to 12/31/2010.........    $ 9.57       $10.63        817,418
    01/01/2011 to 12/31/2011.........    $10.63       $10.39        737,837
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.94       $ 7.29         47,683
    01/01/2009 to 12/31/2009.........    $ 7.29       $ 8.38         63,043
    01/01/2010 to 12/31/2010.........    $ 8.38       $ 9.31         59,677
    01/01/2011 to 12/31/2011.........    $ 9.31       $ 9.42         99,301
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.62       $ 8.02      1,031,078
    01/01/2009 to 12/31/2009.........    $ 8.02       $ 9.66      1,211,155
    01/01/2010 to 12/31/2010.........    $ 9.66       $10.59      1,128,800
    01/01/2011 to 12/31/2011.........    $10.59       $10.22      1,006,466
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.12          2,376
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.69       $ 7.66         24,873
    01/01/2009 to 12/31/2009.........    $ 7.66       $ 8.84         68,646
    01/01/2010 to 12/31/2010.........    $ 8.84       $ 9.71         68,766
    01/01/2011 to 12/31/2011.........    $ 9.71       $ 9.44         57,567

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $ 9.67       $11.24         73,879
    01/01/2009 to 12/31/2009.........    $11.24       $10.93         83,848
    01/01/2010 to 12/31/2010.........    $10.93       $11.68         44,503
    01/01/2011 to 12/31/2011.........    $11.68       $12.13         33,197
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.33         15,146
    01/01/2010 to 12/31/2010.........    $ 9.33       $10.07         33,608
    01/01/2011 to 12/31/2011.........    $10.07       $10.78        136,596
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.70        248,740
    01/01/2011 to 12/31/2011.........    $10.70       $11.64        394,728
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $10.06       $12.49        103,181
    01/01/2009 to 12/31/2009.........    $12.49       $11.46         98,995
    01/01/2010 to 12/31/2010.........    $11.46       $12.44         67,820
    01/01/2011 to 12/31/2011.........    $12.44       $13.80        332,554
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $10.08       $12.56         11,666
    01/01/2009 to 12/31/2009.........    $12.56       $11.32         33,306
    01/01/2010 to 12/31/2010.........    $11.32       $12.31         40,947
    01/01/2011 to 12/31/2011.........    $12.31       $13.95          4,588
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.74         12,609
    01/01/2010 to 12/31/2010.........    $ 8.74       $ 9.55        159,883
    01/01/2011 to 12/31/2011.........    $ 9.55       $11.06         17,114
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $10.95        167,616
    01/01/2011 to 12/31/2011.........    $10.95       $12.86        544,749
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $11.95        210,502
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.62       $ 7.56      3,585,836
    01/01/2009 to 12/31/2009.........    $ 7.56       $ 9.25      3,615,050
    01/01/2010 to 12/31/2010.........    $ 9.25       $10.24      3,318,055
    01/01/2011 to 12/31/2011.........    $10.24       $ 9.76      2,982,427

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.30       $ 7.27        160,095
    01/01/2009 to 12/31/2009.........    $ 7.27       $ 9.01        161,441
    01/01/2010 to 12/31/2010.........    $ 9.01       $10.06        136,622
    01/01/2011 to 12/31/2011.........    $10.06       $ 9.59        132,147
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.30       $ 7.10        292,038
    01/01/2009 to 12/31/2009.........    $ 7.10       $ 8.55        304,774
    01/01/2010 to 12/31/2010.........    $ 8.55       $ 9.34        306,375
    01/01/2011 to 12/31/2011.........    $ 9.34       $ 8.96        274,553
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.97       $ 7.91          4,834
    01/01/2009 to 12/31/2009.........    $ 7.91       $10.19         34,036
    01/01/2010 to 12/31/2010.........    $10.19       $12.80         53,001
    01/01/2011 to 12/31/2011.........    $12.80       $13.33         32,781
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.70       $ 7.12        154,292
    01/01/2009 to 12/31/2009.........    $ 7.12       $ 9.22        197,564
    01/01/2010 to 12/31/2010.........    $ 9.22       $11.94        163,532
    01/01/2011 to 12/31/2011.........    $11.94       $10.13        139,273
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.03       $ 7.10         89,811
    01/01/2009 to 12/31/2009.........    $ 7.10       $ 8.41        150,174
    01/01/2010 to 12/31/2010.........    $ 8.41       $ 9.30        129,207
    01/01/2011 to 12/31/2011.........    $ 9.30       $ 8.86        142,126
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.72       $ 7.13        890,164
    01/01/2009 to 12/31/2009.........    $ 7.13       $ 8.63        934,690
    01/01/2010 to 12/31/2010.........    $ 8.63       $ 9.64      1,031,352
    01/01/2011 to 12/31/2011.........    $ 9.64       $ 9.27        842,510
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.21       $ 6.56      1,096,570
    01/01/2009 to 12/31/2009.........    $ 6.56       $ 8.08      1,121,580
    01/01/2010 to 12/31/2010.........    $ 8.08       $ 9.39      1,077,393
    01/01/2011 to 12/31/2011.........    $ 9.39       $ 8.60        993,440
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.45         51,945
    01/01/2009 to 11/13/2009.........    $ 7.45       $ 8.28              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.17       $ 6.09         2,366
    01/01/2009 to 12/31/2009.........    $ 6.09       $ 8.04         5,772
    01/01/2010 to 12/31/2010.........    $ 8.04       $ 9.44         2,531
    01/01/2011 to 12/31/2011.........    $ 9.44       $ 8.75         1,500
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.92       $ 7.46           712
    01/01/2009 to 12/31/2009.........    $ 7.46       $10.88        22,990
    01/01/2010 to 12/31/2010.........    $10.88       $11.72        24,412
    01/01/2011 to 12/31/2011.........    $11.72       $10.99        11,358
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.86       $ 6.95       503,014
    01/01/2009 to 12/31/2009.........    $ 6.95       $ 8.09       501,327
    01/01/2010 to 12/31/2010.........    $ 8.09       $ 8.91       482,472
    01/01/2011 to 12/31/2011.........    $ 8.91       $ 8.22       480,887
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.03       $ 7.35        85,001
    01/01/2009 to 12/31/2009.........    $ 7.35       $11.28        87,967
    01/01/2010 to 12/31/2010.........    $11.28       $13.20        73,569
    01/01/2011 to 12/31/2011.........    $13.20       $12.50        89,324
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.34       $ 7.97           647
    01/01/2009 to 12/31/2009.........    $ 7.97       $ 9.88        23,261
    01/01/2010 to 12/31/2010.........    $ 9.88       $12.23        24,445
    01/01/2011 to 12/31/2011.........    $12.23       $12.09        13,508
 AST HIGH YIELD PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.25       $ 7.68         1,250
    01/01/2009 to 12/31/2009.........    $ 7.68       $10.17        16,064
    01/01/2010 to 12/31/2010.........    $10.17       $11.27        20,234
    01/01/2011 to 12/31/2011.........    $11.27       $11.36        26,419
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.13       $ 6.89       201,458
    01/01/2009 to 12/31/2009.........    $ 6.89       $ 8.52       310,338
    01/01/2010 to 12/31/2010.........    $ 8.52       $ 9.47       215,186
    01/01/2011 to 12/31/2011.........    $ 9.47       $ 9.20       216,936
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.43       $ 7.52       201,633
    01/01/2009 to 12/31/2009.........    $ 7.52       $ 9.06       203,565
    01/01/2010 to 12/31/2010.........    $ 9.06       $ 9.87       234,528
    01/01/2011 to 12/31/2011.........    $ 9.87       $ 9.59       213,063

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.40       $ 7.49       339,291
    01/01/2009 to 12/31/2009.........    $ 7.49       $ 9.89       353,756
    01/01/2010 to 12/31/2010.........    $ 9.89       $11.06       357,084
    01/01/2011 to 12/31/2011.........    $11.06       $ 9.40       301,408
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.00       $ 8.33       113,927
    01/01/2009 to 12/31/2009.........    $ 8.33       $10.62       102,503
    01/01/2010 to 12/31/2010.........    $10.62       $11.52       105,211
    01/01/2011 to 12/31/2011.........    $11.52       $ 9.84        92,403
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.90             0
    01/01/2009 to 12/31/2009.........    $10.90       $11.85             0
    01/01/2010 to 12/31/2010.........    $11.85       $12.82             0
    01/01/2011 to 12/31/2011.........    $12.82       $14.08             0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.34       $ 9.18       674,284
    01/01/2009 to 12/31/2009.........    $ 9.18       $10.94       632,178
    01/01/2010 to 12/31/2010.........    $10.94       $11.46       472,961
    01/01/2011 to 12/31/2011.........    $11.46       $11.22       404,110
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.06       $ 7.77        25,699
    01/01/2009 to 12/31/2009.........    $ 7.77       $10.31        60,112
    01/01/2010 to 12/31/2010.........    $10.31       $10.79        47,801
    01/01/2011 to 12/31/2011.........    $10.79       $ 9.57        37,010
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.49       $ 6.57       282,100
    01/01/2009 to 12/31/2009.........    $ 6.57       $ 7.66       252,500
    01/01/2010 to 12/31/2010.........    $ 7.66       $ 8.47       236,519
    01/01/2011 to 12/31/2011.........    $ 8.47       $ 7.92       185,189
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.72       $ 8.23       100,064
    01/01/2009 to 12/31/2009.........    $ 8.23       $10.82       108,323
    01/01/2010 to 12/31/2010.........    $10.82       $11.98        81,584
    01/01/2011 to 12/31/2011.........    $11.98       $12.89        69,208
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.94       $ 7.01       731,541
    01/01/2009 to 12/31/2009.........    $ 7.01       $ 8.88       718,290
    01/01/2010 to 12/31/2010.........    $ 8.88       $10.39       655,807
    01/01/2011 to 12/31/2011.........    $10.39       $10.05       540,071

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.05       $ 8.71         2,321
    01/01/2009 to 12/31/2009.........    $ 8.71       $11.18        28,260
    01/01/2010 to 12/31/2010.........    $11.18       $12.23        28,879
    01/01/2011 to 12/31/2011.........    $12.23       $11.57        12,176
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.88       $ 8.01        80,355
    01/01/2009 to 12/31/2009.........    $ 8.01       $ 9.72        92,638
    01/01/2010 to 12/31/2010.........    $ 9.72       $10.70        86,969
    01/01/2011 to 12/31/2011.........    $10.70       $10.39       111,179
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.65       $ 6.96        30,027
    01/01/2009 to 12/31/2009.........    $ 6.96       $ 9.44         8,975
    01/01/2010 to 12/31/2010.........    $ 9.44       $11.39        27,296
    01/01/2011 to 12/31/2011.........    $11.39       $10.74        31,753
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.53       $10.52       143,022
    01/01/2009 to 12/31/2009.........    $10.52       $10.29       270,651
    01/01/2010 to 12/31/2010.........    $10.29       $10.05       118,303
    01/01/2011 to 12/31/2011.........    $10.05       $ 9.82       123,498
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.85       $ 6.65        99,662
    01/01/2009 to 12/31/2009.........    $ 6.65       $ 9.13       101,178
    01/01/2010 to 12/31/2010.........    $ 9.13       $11.00       113,459
    01/01/2011 to 12/31/2011.........    $11.00       $10.48        78,585
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.06             0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.10       $ 8.31         6,554
    01/01/2009 to 12/31/2009.........    $ 8.31       $10.53         5,504
    01/01/2010 to 12/31/2010.........    $10.53       $13.23         5,881
    01/01/2011 to 12/31/2011.........    $13.23       $13.14         3,809
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.90       $ 7.02         3,031
    01/01/2009 to 12/31/2009.........    $ 7.02       $ 8.40         3,187
    01/01/2010 to 12/31/2010.........    $ 8.40       $ 9.86         2,350
    01/01/2011 to 04/29/2011.........    $ 9.86       $11.03             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.10       $ 5.56            671
    01/01/2009 to 12/31/2009.........    $ 5.56       $ 9.03         12,436
    01/01/2010 to 12/31/2010.........    $ 9.03       $10.79          7,064
    01/01/2011 to 12/31/2011.........    $10.79       $ 8.40          8,761
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.71       $10.44        243,437
    01/01/2009 to 12/31/2009.........    $10.44       $11.23        281,736
    01/01/2010 to 12/31/2010.........    $11.23       $11.40        231,038
    01/01/2011 to 12/31/2011.........    $11.40       $11.38        206,551
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.82       $10.32        363,898
    01/01/2009 to 12/31/2009.........    $10.32       $11.74        584,525
    01/01/2010 to 12/31/2010.........    $11.74       $12.35        573,212
    01/01/2011 to 12/31/2011.........    $12.35       $12.44        605,075
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.64       $ 8.83      1,873,756
    01/01/2009 to 12/31/2009.........    $ 8.83       $10.35      1,676,258
    01/01/2010 to 12/31/2010.........    $10.35       $11.17      1,322,949
    01/01/2011 to 12/31/2011.........    $11.17       $11.02      1,558,108
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.06              0
 AST QMA US EQUITY ALPHA PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.97       $ 6.78          1,891
    01/01/2009 to 12/31/2009.........    $ 6.78       $ 8.07          2,318
    01/01/2010 to 12/31/2010.........    $ 8.07       $ 9.06            987
    01/01/2011 to 12/31/2011.........    $ 9.06       $ 9.16          1,125
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.86            315
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.88       $ 7.96        115,822
    01/01/2009 to 12/31/2009.........    $ 7.96       $ 9.91        195,040
    01/01/2010 to 12/31/2010.........    $ 9.91       $10.82        249,476
    01/01/2011 to 12/31/2011.........    $10.82       $10.21        243,804
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.19       $ 7.57         46,585
    01/01/2009 to 12/31/2009.........    $ 7.57       $ 9.90         53,476
    01/01/2010 to 12/31/2010.........    $ 9.90       $13.19         74,209
    01/01/2011 to 12/31/2011.........    $13.19       $12.75         34,677

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.41       $ 7.85       198,079
    01/01/2009 to 12/31/2009.........    $ 7.85       $ 9.73       220,227
    01/01/2010 to 12/31/2010.........    $ 9.73       $11.97       205,882
    01/01/2011 to 12/31/2011.........    $11.97       $10.99       170,842
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.87       $ 8.49       583,600
    01/01/2009 to 12/31/2009.........    $ 8.49       $10.29       600,621
    01/01/2010 to 12/31/2010.........    $10.29       $11.21       620,443
    01/01/2011 to 12/31/2011.........    $11.21       $11.16       591,181
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.33       $ 6.49       263,166
    01/01/2009 to 12/31/2009.........    $ 6.49       $ 7.85       240,344
    01/01/2010 to 12/31/2010.........    $ 7.85       $ 8.68       223,493
    01/01/2011 to 12/31/2011.........    $ 8.68       $ 8.33       168,201
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.57       $ 9.94        88,108
    01/01/2009 to 12/31/2009.........    $ 9.94       $10.89       120,389
    01/01/2010 to 12/31/2010.........    $10.89       $11.24       105,948
    01/01/2011 to 12/31/2011.........    $11.24       $11.43        84,604
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.78       $ 7.62       291,048
    01/01/2009 to 12/31/2009.........    $ 7.62       $11.42       308,179
    01/01/2010 to 12/31/2010.........    $11.42       $12.91       288,916
    01/01/2011 to 12/31/2011.........    $12.91       $12.40       221,048
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $20.45       $ 8.85        13,531
    01/01/2009 to 12/31/2009.........    $ 8.85       $12.90        40,186
    01/01/2010 to 12/31/2010.........    $12.90       $15.18        29,553
    01/01/2011 to 12/31/2011.........    $15.18       $12.61        38,502
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.44       $ 6.80        11,309
    01/01/2009 to 12/31/2009.........    $ 6.80       $ 8.53        51,482
    01/01/2010 to 12/31/2010.........    $ 8.53       $ 9.55        27,054
    01/01/2011 to 12/31/2011.........    $ 9.55       $ 9.00        29,124

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.02       $ 9.23       100,964
    01/01/2009 to 12/31/2009.........    $ 9.23       $10.06       142,410
    01/01/2010 to 12/31/2010.........    $10.06       $10.59       134,991
    01/01/2011 to 12/31/2011.........    $10.59       $10.96       101,814
 EVERGREEN VA GROWTH FUND
    06/30/2008 to 12/31/2008.........    $11.42       $ 7.69             0
    01/01/2009 to 12/31/2009.........    $ 7.69       $10.50             0
    01/01/2010 to 07/16/2010.........    $10.50       $10.24             0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $12.97       $ 8.44            38
    01/01/2009 to 12/31/2009.........    $ 8.44       $ 9.56         1,320
    01/01/2010 to 07/16/2010.........    $ 9.56       $ 9.04             0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $10.76       $ 8.49         1,419
    01/01/2009 to 12/31/2009.........    $ 8.49       $11.94         4,591
    01/01/2010 to 07/16/2010.........    $11.94       $11.11             0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 8.47       $ 5.63             0
    01/01/2009 to 12/31/2009.........    $ 5.63       $ 7.08            38
    01/01/2010 to 12/31/2010.........    $ 7.08       $ 8.23           377
    01/01/2011 to 12/31/2011.........    $ 8.23       $ 7.16           171
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    06/30/2008 to 12/31/2008.........    $ 9.27       $ 6.61       327,307
    01/01/2009 to 12/31/2009.........    $ 6.61       $ 8.40       367,251
    01/01/2010 to 12/31/2010.........    $ 8.40       $ 9.04       443,147
    01/01/2011 to 12/31/2011.........    $ 9.04       $ 8.68       417,393
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.32       $ 9.10         2,636
    01/01/2009 to 12/31/2009.........    $ 9.10       $12.54        10,372
    01/01/2010 to 12/31/2010.........    $12.54       $13.43        13,792
    01/01/2011 to 12/31/2011.........    $13.43       $12.13         8,771
 INVESCO V.I. CAPITAL DEVELOPMENT FUND
    04/29/2011* to 12/31/2011........    $10.03       $ 8.13           378
 INVESCO V.I. DIVIDEND GROWTH FUND
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.08         2,023

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 INVESCO V.I. DYNAMICS FUND
    06/30/2008 to 12/31/2008.........    $11.74       $ 6.83           179
    01/01/2009 to 12/31/2009.........    $ 6.83       $ 9.51         1,838
    01/01/2010 to 12/31/2010.........    $ 9.51       $11.50           961
    01/01/2011 to 04/29/2011.........    $11.50       $12.77             0
 INVESCO V.I. FINANCIAL SERVICES FUND
    06/30/2008 to 12/31/2008.........    $ 6.23       $ 3.65         3,556
    01/01/2009 to 12/31/2009.........    $ 3.65       $ 4.55        12,931
    01/01/2010 to 12/31/2010.........    $ 4.55       $ 4.90         6,710
    01/01/2011 to 04/29/2011.........    $ 4.90       $ 5.15             0
 INVESCO V.I. GLOBAL HEALTH CARE FUND
    06/30/2008 to 12/31/2008.........    $11.16       $ 8.69         1,791
    01/01/2009 to 12/31/2009.........    $ 8.69       $10.83         2,210
    01/01/2010 to 12/31/2010.........    $10.83       $11.13         1,167
    01/01/2011 to 12/31/2011.........    $11.13       $11.30           897
 INVESCO V.I. TECHNOLOGY FUND
    06/30/2008 to 12/31/2008.........    $10.49       $ 6.55             0
    01/01/2009 to 12/31/2009.........    $ 6.55       $10.07             0
    01/01/2010 to 12/31/2010.........    $10.07       $11.93             0
    01/01/2011 to 12/31/2011.........    $11.93       $11.06             0
 NASDAQ TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.89       $ 6.55             0
    01/01/2009 to 12/31/2009.........    $ 6.55       $ 7.48             0
    01/01/2010 to 12/31/2010.........    $ 7.48       $ 9.52             0
    01/01/2011 to 12/31/2011.........    $ 9.52       $ 9.42             0
 NVIT DEVELOPING MARKETS FUND
    06/30/2008 to 12/31/2008.........    $19.29       $ 9.09         6,286
    01/01/2009 to 12/31/2009.........    $ 9.09       $14.39        21,628
    01/01/2010 to 12/31/2010.........    $14.39       $16.32        21,154
    01/01/2011 to 12/31/2011.........    $16.32       $12.37        11,856
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.51       $ 7.52             0
    01/01/2009 to 12/31/2009.........    $ 7.52       $10.08             0
    01/01/2010 to 12/31/2010.........    $10.08       $11.22             0
    01/01/2011 to 12/31/2011.........    $11.22       $ 9.32             0
 S&P TARGET 24 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.28       $ 7.58         1,916
    01/01/2009 to 12/31/2009.........    $ 7.58       $ 8.42             0
    01/01/2010 to 12/31/2010.........    $ 8.42       $ 9.81             0
    01/01/2011 to 12/31/2011.........    $ 9.81       $10.40            68

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 TARGET MANAGED VIP PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.32       $ 6.58         1,798
    01/01/2009 to 12/31/2009.........    $ 6.58       $ 7.26        11,014
    01/01/2010 to 12/31/2010.........    $ 7.26       $ 8.44         4,475
    01/01/2011 to 12/31/2011.........    $ 8.44       $ 8.11         1,623
 THE DOW DART 10 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.79       $ 8.06             0
    01/01/2009 to 12/31/2009.........    $ 8.06       $ 8.97             0
    01/01/2010 to 12/31/2010.........    $ 8.97       $10.23             0
    01/01/2011 to 12/31/2011.........    $10.23       $10.76             0
 THE DOW TARGET DIVIDEND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 8.00       $ 6.42         5,504
    01/01/2009 to 12/31/2009.........    $ 6.42       $ 7.16           792
    01/01/2010 to 12/31/2010.........    $ 7.16       $ 8.14             0
    01/01/2011 to 12/31/2011.........    $ 8.14       $ 8.43             0
 VALUE LINE TARGET 25 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.47       $ 5.71             0
    01/01/2009 to 12/31/2009.........    $ 5.71       $ 5.97             0
    01/01/2010 to 12/31/2010.........    $ 5.97       $ 7.61             0
    01/01/2011 to 12/31/2011.........    $ 7.61       $ 5.60             0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 7.31             0
    01/01/2009 to 12/31/2009.........    $ 7.31       $ 8.34             0
    01/01/2010 to 07/16/2010.........    $ 8.34       $ 7.98             0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.05       $10.91           439
    01/01/2011 to 12/31/2011.........    $10.91       $ 9.29             0
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $ 7.98       $ 9.27         6,075
    01/01/2011 to 12/31/2011.........    $ 9.27       $ 8.86        14,440
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.11       $13.96         2,254
    01/01/2011 to 12/31/2011.........    $13.96       $12.91         1,404
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.21             0
    01/01/2011 to 12/31/2011.........    $12.21       $11.40             0

* Denotes the start date of these sub-accounts

                  ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

         ACCUMULATION UNIT VALUES: WITH SPOUSAL LIFETIME FIVE (2.50%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.52       $ 7.72      9,794,274
    01/01/2009 to 12/31/2009.........    $ 7.72       $ 9.36      9,176,774
    01/01/2010 to 12/31/2010.........    $ 9.36       $10.22      9,120,739
    01/01/2011 to 12/31/2011.........    $10.22       $ 9.70      8,340,337
 AST ADVANCED STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.53       $ 7.74      4,878,104
    01/01/2009 to 12/31/2009.........    $ 7.74       $ 9.52      4,725,412
    01/01/2010 to 12/31/2010.........    $ 9.52       $10.55      4,623,037
    01/01/2011 to 12/31/2011.........    $10.55       $10.30      4,359,824
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.53       $ 8.44         13,191
    01/01/2009 to 12/31/2009.........    $ 8.44       $ 9.69         46,726
    01/01/2010 to 12/31/2010.........    $ 9.69       $10.76         84,696
    01/01/2011 to 12/31/2011.........    $10.76       $10.87         74,554
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.57       $ 7.98      4,321,571
    01/01/2009 to 12/31/2009.........    $ 7.98       $ 9.60      4,400,120
    01/01/2010 to 12/31/2010.........    $ 9.60       $10.51      4,724,825
    01/01/2011 to 12/31/2011.........    $10.51       $10.12      4,223,929
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.11        261,629
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.06       $ 9.35         36,417
    01/01/2009 to 12/31/2009.........    $ 9.35       $10.78         41,463
    01/01/2010 to 12/31/2010.........    $10.78       $11.82         59,090
    01/01/2011 to 12/31/2011.........    $11.82       $11.47         41,624

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $ 9.66       $11.22         656,950
    01/01/2009 to 12/31/2009.........    $11.22       $10.90         730,606
    01/01/2010 to 12/31/2010.........    $10.90       $11.63         523,261
    01/01/2011 to 12/31/2011.........    $11.63       $12.06         473,027
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.31          93,200
    01/01/2010 to 12/31/2010.........    $ 9.31       $10.04         113,300
    01/01/2011 to 12/31/2011.........    $10.04       $10.73         207,529
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.69         409,544
    01/01/2011 to 12/31/2011.........    $10.69       $11.61       1,362,227
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $ 9.63       $11.96         616,319
    01/01/2009 to 12/31/2009.........    $11.96       $10.95         702,534
    01/01/2010 to 12/31/2010.........    $10.95       $11.87         463,157
    01/01/2011 to 12/31/2011.........    $11.87       $13.15       1,874,973
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $ 9.65       $12.02         407,383
    01/01/2009 to 12/31/2009.........    $12.02       $10.82         397,542
    01/01/2010 to 12/31/2010.........    $10.82       $11.75         376,845
    01/01/2011 to 12/31/2011.........    $11.75       $13.28         299,580
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.73          26,973
    01/01/2010 to 12/31/2010.........    $ 8.73       $ 9.52         158,180
    01/01/2011 to 12/31/2011.........    $ 9.52       $11.01          30,219
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $10.93         234,930
    01/01/2011 to 12/31/2011.........    $10.93       $12.82       1,098,426
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $11.94         643,997
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.58       $ 7.52      16,392,108
    01/01/2009 to 12/31/2009.........    $ 7.52       $ 9.19      15,447,384
    01/01/2010 to 12/31/2010.........    $ 9.19       $10.16      15,150,836
    01/01/2011 to 12/31/2011.........    $10.16       $ 9.67      13,177,505

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.29       $ 7.26        227,281
    01/01/2009 to 12/31/2009.........    $ 7.26       $ 8.98        338,241
    01/01/2010 to 12/31/2010.........    $ 8.98       $10.01        450,489
    01/01/2011 to 12/31/2011.........    $10.01       $ 9.53        492,975
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.29       $ 7.08        393,045
    01/01/2009 to 12/31/2009.........    $ 7.08       $ 8.52        507,568
    01/01/2010 to 12/31/2010.........    $ 8.52       $ 9.30        670,563
    01/01/2011 to 12/31/2011.........    $ 9.30       $ 8.90        577,467
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.73       $10.38         35,655
    01/01/2009 to 12/31/2009.........    $10.38       $13.36         36,560
    01/01/2010 to 12/31/2010.........    $13.36       $16.76        147,356
    01/01/2011 to 12/31/2011.........    $16.76       $17.42         77,620
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.20       $ 8.77        349,875
    01/01/2009 to 12/31/2009.........    $ 8.77       $11.35        309,404
    01/01/2010 to 12/31/2010.........    $11.35       $14.67        247,426
    01/01/2011 to 12/31/2011.........    $14.67       $12.43        239,050
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.02       $ 7.09        274,748
    01/01/2009 to 12/31/2009.........    $ 7.09       $ 8.38        281,941
    01/01/2010 to 12/31/2010.........    $ 8.38       $ 9.26        273,744
    01/01/2011 to 12/31/2011.........    $ 9.26       $ 8.81        353,809
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.69       $ 7.10      3,578,870
    01/01/2009 to 12/31/2009.........    $ 7.10       $ 8.58      3,629,090
    01/01/2010 to 12/31/2010.........    $ 8.58       $ 9.56      3,796,493
    01/01/2011 to 12/31/2011.........    $ 9.56       $ 9.19      3,237,291
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.17       $ 6.54      5,699,090
    01/01/2009 to 12/31/2009.........    $ 6.54       $ 8.03      6,627,184
    01/01/2010 to 12/31/2010.........    $ 8.03       $ 9.32      6,678,107
    01/01/2011 to 12/31/2011.........    $ 9.32       $ 8.52      6,108,939
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.44         29,504
    01/01/2009 to 11/13/2009.........    $ 7.44       $ 8.26              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.17       $ 6.09          2,067
    01/01/2009 to 12/31/2009.........    $ 6.09       $ 8.02          9,413
    01/01/2010 to 12/31/2010.........    $ 8.02       $ 9.40         17,776
    01/01/2011 to 12/31/2011.........    $ 9.40       $ 8.70          4,128
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.79       $ 7.37         29,418
    01/01/2009 to 12/31/2009.........    $ 7.37       $10.74         53,678
    01/01/2010 to 12/31/2010.........    $10.74       $11.55         28,717
    01/01/2011 to 12/31/2011.........    $11.55       $10.82          8,260
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.31       $ 7.96      1,454,713
    01/01/2009 to 12/31/2009.........    $ 7.96       $ 9.25      1,405,920
    01/01/2010 to 12/31/2010.........    $ 9.25       $10.18      1,247,404
    01/01/2011 to 12/31/2011.........    $10.18       $ 9.38      1,058,858
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.86       $ 8.47        183,064
    01/01/2009 to 12/31/2009.........    $ 8.47       $12.97        150,660
    01/01/2010 to 12/31/2010.........    $12.97       $15.15        182,054
    01/01/2011 to 12/31/2011.........    $15.15       $14.34        122,494
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.74       $ 9.82          4,474
    01/01/2009 to 12/31/2009.........    $ 9.82       $12.14          4,041
    01/01/2010 to 12/31/2010.........    $12.14       $15.01         65,600
    01/01/2011 to 12/31/2011.........    $15.01       $14.82         32,212
 AST HIGH YIELD PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.56       $ 8.65         93,825
    01/01/2009 to 12/31/2009.........    $ 8.65       $11.44         46,988
    01/01/2010 to 12/31/2010.........    $11.44       $12.65        120,128
    01/01/2011 to 12/31/2011.........    $12.65       $12.73         97,978
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.12       $ 6.88        169,345
    01/01/2009 to 12/31/2009.........    $ 6.88       $ 8.49        299,075
    01/01/2010 to 12/31/2010.........    $ 8.49       $ 9.42        202,325
    01/01/2011 to 12/31/2011.........    $ 9.42       $ 9.14        303,032
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.42       $ 7.51        248,327
    01/01/2009 to 12/31/2009.........    $ 7.51       $ 9.03        470,062
    01/01/2010 to 12/31/2010.........    $ 9.03       $ 9.83        499,627
    01/01/2011 to 12/31/2011.........    $ 9.83       $ 9.53        435,315

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.14       $ 9.01        833,518
    01/01/2009 to 12/31/2009.........    $ 9.01       $11.89        703,197
    01/01/2010 to 12/31/2010.........    $11.89       $13.27        620,533
    01/01/2011 to 12/31/2011.........    $13.27       $11.27        575,086
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.14       $10.98        182,276
    01/01/2009 to 12/31/2009.........    $10.98       $13.97        149,754
    01/01/2010 to 12/31/2010.........    $13.97       $15.13        125,806
    01/01/2011 to 12/31/2011.........    $15.13       $12.90        105,132
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.89              0
    01/01/2009 to 12/31/2009.........    $10.89       $11.82              0
    01/01/2010 to 12/31/2010.........    $11.82       $12.77              0
    01/01/2011 to 12/31/2011.........    $12.77       $14.00              0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.52       $10.13      2,523,092
    01/01/2009 to 12/31/2009.........    $10.13       $12.05      2,329,093
    01/01/2010 to 12/31/2010.........    $12.05       $12.61      2,092,140
    01/01/2011 to 12/31/2011.........    $12.61       $12.32      1,497,254
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.14       $ 9.74         79,562
    01/01/2009 to 12/31/2009.........    $ 9.74       $12.90        122,994
    01/01/2010 to 12/31/2010.........    $12.90       $13.48         76,401
    01/01/2011 to 12/31/2011.........    $13.48       $11.94         46,934
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.99       $ 7.60        548,258
    01/01/2009 to 12/31/2009.........    $ 7.60       $ 8.85        472,453
    01/01/2010 to 12/31/2010.........    $ 8.85       $ 9.76        410,002
    01/01/2011 to 12/31/2011.........    $ 9.76       $ 9.12        338,670
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.59       $ 8.89        353,757
    01/01/2009 to 12/31/2009.........    $ 8.89       $11.67        366,511
    01/01/2010 to 12/31/2010.........    $11.67       $12.91        283,670
    01/01/2011 to 12/31/2011.........    $12.91       $13.86        228,888
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.15       $ 7.78      1,923,113
    01/01/2009 to 12/31/2009.........    $ 7.78       $ 9.85      1,708,321
    01/01/2010 to 12/31/2010.........    $ 9.85       $11.50      1,431,391
    01/01/2011 to 12/31/2011.........    $11.50       $11.11      1,187,254

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.99       $10.82         30,846
    01/01/2009 to 12/31/2009.........    $10.82       $13.87         45,716
    01/01/2010 to 12/31/2010.........    $13.87       $15.16         24,096
    01/01/2011 to 12/31/2011.........    $15.16       $14.31         10,214
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.62       $ 8.50        146,312
    01/01/2009 to 12/31/2009.........    $ 8.50       $10.30        156,138
    01/01/2010 to 12/31/2010.........    $10.30       $11.33        151,020
    01/01/2011 to 12/31/2011.........    $11.33       $10.98        104,267
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.84       $ 8.38         34,218
    01/01/2009 to 12/31/2009.........    $ 8.38       $11.35         33,244
    01/01/2010 to 12/31/2010.........    $11.35       $13.67         61,093
    01/01/2011 to 12/31/2011.........    $13.67       $12.87         43,836
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.24       $10.22      1,415,779
    01/01/2009 to 12/31/2009.........    $10.22       $ 9.99      1,054,612
    01/01/2010 to 12/31/2010.........    $ 9.99       $ 9.74        306,725
    01/01/2011 to 12/31/2011.........    $ 9.74       $ 9.50        349,258
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.16       $ 8.67        309,446
    01/01/2009 to 12/31/2009.........    $ 8.67       $11.89        263,430
    01/01/2010 to 12/31/2010.........    $11.89       $14.31        277,336
    01/01/2011 to 12/31/2011.........    $14.31       $13.60        200,064
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.06            537
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.99       $ 9.50         40,390
    01/01/2009 to 12/31/2009.........    $ 9.50       $12.03         39,719
    01/01/2010 to 12/31/2010.........    $12.03       $15.09         64,701
    01/01/2011 to 12/31/2011.........    $15.09       $14.96         48,470
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.44       $ 7.35          9,096
    01/01/2009 to 12/31/2009.........    $ 7.35       $ 8.79          7,049
    01/01/2010 to 12/31/2010.........    $ 8.79       $10.30         10,882
    01/01/2011 to 04/29/2011.........    $10.30       $11.52              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.10       $ 5.55          1,056
    01/01/2009 to 12/31/2009.........    $ 5.55       $ 9.01         26,172
    01/01/2010 to 12/31/2010.........    $ 9.01       $10.75         50,127
    01/01/2011 to 12/31/2011.........    $10.75       $ 8.35         31,501
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.53       $10.25        925,839
    01/01/2009 to 12/31/2009.........    $10.25       $11.02        933,753
    01/01/2010 to 12/31/2010.........    $11.02       $11.16        827,745
    01/01/2011 to 12/31/2011.........    $11.16       $11.13        670,827
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.01       $10.49      1,079,087
    01/01/2009 to 12/31/2009.........    $10.49       $11.92      1,076,268
    01/01/2010 to 12/31/2010.........    $11.92       $12.52      1,380,066
    01/01/2011 to 12/31/2011.........    $12.52       $12.60        915,620
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.60       $ 8.79      4,342,819
    01/01/2009 to 12/31/2009.........    $ 8.79       $10.28      5,422,757
    01/01/2010 to 12/31/2010.........    $10.28       $11.08      5,386,866
    01/01/2011 to 12/31/2011.........    $11.08       $10.92      5,146,697
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.06          6,395
 AST QMA US EQUITY ALPHA PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.98       $ 7.46         35,676
    01/01/2009 to 12/31/2009.........    $ 7.46       $ 8.86         18,762
    01/01/2010 to 12/31/2010.........    $ 8.86       $ 9.94         20,769
    01/01/2011 to 12/31/2011.........    $ 9.94       $10.02          7,757
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.85         11,879
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.83       $ 8.65        322,701
    01/01/2009 to 12/31/2009.........    $ 8.65       $10.75        742,431
    01/01/2010 to 12/31/2010.........    $10.75       $11.72      1,318,404
    01/01/2011 to 12/31/2011.........    $11.72       $11.04      1,054,217
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.92       $ 6.71        110,050
    01/01/2009 to 12/31/2009.........    $ 6.71       $ 8.76        102,751
    01/01/2010 to 12/31/2010.........    $ 8.76       $11.65        106,941
    01/01/2011 to 12/31/2011.........    $11.65       $11.25         86,129

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.33       $ 9.29        476,508
    01/01/2009 to 12/31/2009.........    $ 9.29       $11.51        430,710
    01/01/2010 to 12/31/2010.........    $11.51       $14.14        403,813
    01/01/2011 to 12/31/2011.........    $14.14       $12.96        319,318
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.18       $ 9.51      1,922,262
    01/01/2009 to 12/31/2009.........    $ 9.51       $11.51      1,886,420
    01/01/2010 to 12/31/2010.........    $11.51       $12.52      1,727,430
    01/01/2011 to 12/31/2011.........    $12.52       $12.45      1,572,938
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.07       $ 7.69        498,738
    01/01/2009 to 12/31/2009.........    $ 7.69       $ 9.29        395,365
    01/01/2010 to 12/31/2010.........    $ 9.29       $10.25        326,522
    01/01/2011 to 12/31/2011.........    $10.25       $ 9.83        255,868
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.42       $10.74        267,335
    01/01/2009 to 12/31/2009.........    $10.74       $11.74        308,610
    01/01/2010 to 12/31/2010.........    $11.74       $12.10        283,695
    01/01/2011 to 12/31/2011.........    $12.10       $12.28        212,551
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.68       $ 7.56        518,624
    01/01/2009 to 12/31/2009.........    $ 7.56       $11.30        474,948
    01/01/2010 to 12/31/2010.........    $11.30       $12.76        399,298
    01/01/2011 to 12/31/2011.........    $12.76       $12.23        296,030
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $32.13       $13.88         53,372
    01/01/2009 to 12/31/2009.........    $13.88       $20.22         52,631
    01/01/2010 to 12/31/2010.........    $20.22       $23.74        104,232
    01/01/2011 to 12/31/2011.........    $23.74       $19.70        127,660
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.39       $ 6.77         55,549
    01/01/2009 to 12/31/2009.........    $ 6.77       $ 8.47        105,141
    01/01/2010 to 12/31/2010.........    $ 8.47       $ 9.47        341,552
    01/01/2011 to 12/31/2011.........    $ 9.47       $ 8.92        189,828

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $ 9.21        293,361
    01/01/2009 to 12/31/2009.........    $ 9.21       $10.03        318,217
    01/01/2010 to 12/31/2010.........    $10.03       $10.54        312,892
    01/01/2011 to 12/31/2011.........    $10.54       $10.90        279,482
 EVERGREEN VA DIVERSIFIED CAPITAL BUILDER FUND
    06/30/2008 to 12/31/2008.........    $12.28       $ 6.54              0
    01/01/2009 to 12/31/2009.........    $ 6.54       $ 8.96              0
    01/01/2010 to 04/30/2010.........    $ 8.96       $ 9.28              0
 EVERGREEN VA DIVERSIFIED INCOME BUILDER FUND
    06/30/2008 to 12/31/2008.........    $10.57       $ 7.60              0
    01/01/2009 to 12/31/2009.........    $ 7.60       $ 9.88              0
    01/01/2010 to 04/30/2010.........    $ 9.88       $10.01              0
 EVERGREEN VA GROWTH FUND
    06/30/2008 to 12/31/2008.........    $11.36       $ 7.65          4,007
    01/01/2009 to 12/31/2009.........    $ 7.65       $10.42          5,190
    01/01/2010 to 07/16/2010.........    $10.42       $10.16              0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $16.51       $10.74          4,960
    01/01/2009 to 12/31/2009.........    $10.74       $12.14          4,499
    01/01/2010 to 07/16/2010.........    $12.14       $11.47              0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $11.23       $ 8.85          1,407
    01/01/2009 to 12/31/2009.........    $ 8.85       $12.43          5,090
    01/01/2010 to 07/16/2010.........    $12.43       $11.55              0
 EVERGREEN VA SPECIAL VALUES FUND
    06/30/2008 to 12/31/2008.........    $13.38       $ 9.75              0
    01/01/2009 to 12/31/2009.........    $ 9.75       $12.30              0
    01/01/2010 to 07/16/2010.........    $12.30       $11.81              0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.13       $ 6.07              0
    01/01/2009 to 12/31/2009.........    $ 6.07       $ 7.62          4,659
    01/01/2010 to 12/31/2010.........    $ 7.62       $ 8.84          5,890
    01/01/2011 to 12/31/2011.........    $ 8.84       $ 7.68          3,443
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    06/30/2008 to 12/31/2008.........    $ 9.26       $ 6.60        622,574
    01/01/2009 to 12/31/2009.........    $ 6.60       $ 8.38      1,119,509
    01/01/2010 to 12/31/2010.........    $ 8.38       $ 9.00      1,414,430
    01/01/2011 to 12/31/2011.........    $ 9.00       $ 8.63      1,191,908

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.42       $10.53        23,454
    01/01/2009 to 12/31/2009.........    $10.53       $14.48         9,879
    01/01/2010 to 12/31/2010.........    $14.48       $15.49         8,943
    01/01/2011 to 12/31/2011.........    $15.49       $13.98         7,883
 INVESCO V.I. CAPITAL DEVELOPMENT FUND
    04/29/2011* to 12/31/2011........    $10.03       $ 8.12           231
 INVESCO V.I. DIVIDEND GROWTH FUND
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.07        18,104
 INVESCO V.I. DYNAMICS FUND
    06/30/2008 to 12/31/2008.........    $13.54       $ 7.87         2,141
    01/01/2009 to 12/31/2009.........    $ 7.87       $10.93         2,121
    01/01/2010 to 12/31/2010.........    $10.93       $13.20         1,415
    01/01/2011 to 04/29/2011.........    $13.20       $14.66             0
 INVESCO V.I. FINANCIAL SERVICES FUND
    06/30/2008 to 12/31/2008.........    $ 6.65       $ 3.89         8,271
    01/01/2009 to 12/31/2009.........    $ 3.89       $ 4.84        10,999
    01/01/2010 to 12/31/2010.........    $ 4.84       $ 5.20        21,608
    01/01/2011 to 04/29/2011.........    $ 5.20       $ 5.47             0
 INVESCO V.I. GLOBAL HEALTH CARE FUND
    06/30/2008 to 12/31/2008.........    $12.01       $ 9.34         4,255
    01/01/2009 to 12/31/2009.........    $ 9.34       $11.63         3,629
    01/01/2010 to 12/31/2010.........    $11.63       $11.94         6,873
    01/01/2011 to 12/31/2011.........    $11.94       $12.10         6,263
 INVESCO V.I. TECHNOLOGY FUND
    06/30/2008 to 12/31/2008.........    $ 9.92       $ 6.19             0
    01/01/2009 to 12/31/2009.........    $ 6.19       $ 9.50             0
    01/01/2010 to 12/31/2010.........    $ 9.50       $11.24             0
    01/01/2011 to 12/31/2011.........    $11.24       $10.40             0
 NASDAQ TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.89       $ 5.94             0
    01/01/2009 to 12/31/2009.........    $ 5.94       $ 6.77             0
    01/01/2010 to 12/31/2010.........    $ 6.77       $ 8.61             0
    01/01/2011 to 12/31/2011.........    $ 8.61       $ 8.51             0
 NVIT DEVELOPING MARKETS FUND
    06/30/2008 to 12/31/2008.........    $26.11       $12.29        18,792
    01/01/2009 to 12/31/2009.........    $12.29       $19.43        34,311
    01/01/2010 to 12/31/2010.........    $19.43       $22.01        23,066
    01/01/2011 to 12/31/2011.........    $22.01       $16.65         9,075

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.30       $ 7.96         7,302
    01/01/2009 to 12/31/2009.........    $ 7.96       $10.64         6,712
    01/01/2010 to 12/31/2010.........    $10.64       $11.83         2,388
    01/01/2011 to 12/31/2011.........    $11.83       $ 9.82         2,204
 S&P TARGET 24 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.52       $ 7.77         5,216
    01/01/2009 to 12/31/2009.........    $ 7.77       $ 8.62         3,879
    01/01/2010 to 12/31/2010.........    $ 8.62       $10.03         7,969
    01/01/2011 to 12/31/2011.........    $10.03       $10.61         3,451
 TARGET MANAGED VIP PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.53       $ 7.35        43,206
    01/01/2009 to 12/31/2009.........    $ 7.35       $ 8.10        40,828
    01/01/2010 to 12/31/2010.........    $ 8.10       $ 9.40        33,585
    01/01/2011 to 12/31/2011.........    $ 9.40       $ 9.02        31,473
 THE DOW DART 10 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $ 8.24           955
    01/01/2009 to 12/31/2009.........    $ 8.24       $ 9.15           119
    01/01/2010 to 12/31/2010.........    $ 9.15       $10.42           332
    01/01/2011 to 12/31/2011.........    $10.42       $10.94            37
 THE DOW TARGET DIVIDEND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 7.96       $ 6.39        38,235
    01/01/2009 to 12/31/2009.........    $ 6.39       $ 7.11        30,620
    01/01/2010 to 12/31/2010.........    $ 7.11       $ 8.07        28,804
    01/01/2011 to 12/31/2011.........    $ 8.07       $ 8.34        35,484
 VALUE LINE TARGET 25 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.89       $ 4.53             0
    01/01/2009 to 12/31/2009.........    $ 4.53       $ 4.73             0
    01/01/2010 to 12/31/2010.........    $ 4.73       $ 6.01             0
    01/01/2011 to 12/31/2011.........    $ 6.01       $ 4.42             0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    06/30/2008 to 12/31/2008.........    $11.70       $ 8.56         4,102
    01/01/2009 to 12/31/2009.........    $ 8.56       $ 9.75         2,734
    01/01/2010 to 07/16/2010.........    $ 9.75       $ 9.33             0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.49       $13.84         3,301
    01/01/2011 to 12/31/2011.........    $13.84       $11.77         2,313

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $ 9.33       $10.82         2,574
    01/01/2011 to 12/31/2011.........    $10.82       $10.33         2,608
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.55       $14.51        15,512
    01/01/2011 to 12/31/2011.........    $14.51       $13.39        12,341
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.20         5,133
    01/01/2011 to 12/31/2011.........    $12.20       $11.38         2,244

* Denotes the start date of these sub-accounts

                  ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH GMWB AND HDV OR HD GRO, GRO PLUS 2008 AND COMBO 5% ROLL-UP/HAV OR LIFETIME FIVE AND EBP II OR LIFETIME FIVE AND HAV OR HIGHEST
  DAILY LT5 AND EBP II OR HIGHEST DAILY LT5 AND HAV OR HD GRO, GRO PLUS 2008, EBPII AND HAV OR HD GRO 60 BPS AND HAV OR GRO PLUS 2008 60 BPS AND HAV (2.60%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.50       $ 7.70        65,805
    01/01/2009 to 12/31/2009.........    $ 7.70       $ 9.32        68,058
    01/01/2010 to 12/31/2010.........    $ 9.32       $10.16        52,394
    01/01/2011 to 12/31/2011.........    $10.16       $ 9.64        46,603
 AST ADVANCED STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.51       $ 7.71        46,482
    01/01/2009 to 12/31/2009.........    $ 7.71       $ 9.48        73,416
    01/01/2010 to 12/31/2010.........    $ 9.48       $10.50        45,698
    01/01/2011 to 12/31/2011.........    $10.50       $10.24        41,101
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.86       $ 7.21             0
    01/01/2009 to 12/31/2009.........    $ 7.21       $ 8.28        13,356
    01/01/2010 to 12/31/2010.........    $ 8.28       $ 9.18        12,246
    01/01/2011 to 12/31/2011.........    $ 9.18       $ 9.26        10,136
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.55       $ 7.96       157,625
    01/01/2009 to 12/31/2009.........    $ 7.96       $ 9.56       148,734
    01/01/2010 to 12/31/2010.........    $ 9.56       $10.46       111,834
    01/01/2011 to 12/31/2011.........    $10.46       $10.06       100,473
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.11         8,701
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.60       $ 7.58           644
    01/01/2009 to 12/31/2009.........    $ 7.58       $ 8.74         6,463
    01/01/2010 to 12/31/2010.........    $ 8.74       $ 9.57         5,817
    01/01/2011 to 12/31/2011.........    $ 9.57       $ 9.27         4,819

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $10.04       $11.65       206,480
    01/01/2009 to 12/31/2009.........    $11.65       $11.31       215,216
    01/01/2010 to 12/31/2010.........    $11.31       $12.05       137,467
    01/01/2011 to 12/31/2011.........    $12.05       $12.48       132,243
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.30        53,486
    01/01/2010 to 12/31/2010.........    $ 9.30       $10.02        42,201
    01/01/2011 to 12/31/2011.........    $10.02       $10.70        57,568
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.68       108,840
    01/01/2011 to 12/31/2011.........    $10.68       $11.58        78,548
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $10.06       $12.48        39,538
    01/01/2009 to 12/31/2009.........    $12.48       $11.42        90,467
    01/01/2010 to 12/31/2010.........    $11.42       $12.36        66,204
    01/01/2011 to 12/31/2011.........    $12.36       $13.68        30,954
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $10.08       $12.55         5,428
    01/01/2009 to 12/31/2009.........    $12.55       $11.28        29,487
    01/01/2010 to 12/31/2010.........    $11.28       $12.23        13,077
    01/01/2011 to 12/31/2011.........    $12.23       $13.82         8,076
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.72             0
    01/01/2010 to 12/31/2010.........    $ 8.72       $ 9.50       126,793
    01/01/2011 to 12/31/2011.........    $ 9.50       $10.98        29,729
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $10.92        34,608
    01/01/2011 to 12/31/2011.........    $10.92       $12.79        82,674
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $11.92        75,766
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.55       $ 7.50       258,438
    01/01/2009 to 12/31/2009.........    $ 7.50       $ 9.15       169,320
    01/01/2010 to 12/31/2010.........    $ 9.15       $10.11       140,900
    01/01/2011 to 12/31/2011.........    $10.11       $ 9.61       118,744

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.28       $ 7.25        16,806
    01/01/2009 to 12/31/2009.........    $ 7.25       $ 8.96         9,779
    01/01/2010 to 12/31/2010.........    $ 8.96       $ 9.98         9,843
    01/01/2011 to 12/31/2011.........    $ 9.98       $ 9.49         6,926
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.29       $ 7.08        61,969
    01/01/2009 to 12/31/2009.........    $ 7.08       $ 8.50        91,904
    01/01/2010 to 12/31/2010.........    $ 8.50       $ 9.27        51,483
    01/01/2011 to 12/31/2011.........    $ 9.27       $ 8.86        41,606
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.87       $ 7.83        14,578
    01/01/2009 to 12/31/2009.........    $ 7.83       $10.06         1,516
    01/01/2010 to 12/31/2010.........    $10.06       $12.61         1,087
    01/01/2011 to 12/31/2011.........    $12.61       $13.10           770
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.61       $ 7.05           926
    01/01/2009 to 12/31/2009.........    $ 7.05       $ 9.11         4,101
    01/01/2010 to 12/31/2010.........    $ 9.11       $11.76         3,659
    01/01/2011 to 12/31/2011.........    $11.76       $ 9.96         2,792
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.02       $ 7.08         3,294
    01/01/2009 to 12/31/2009.........    $ 7.08       $ 8.36         4,208
    01/01/2010 to 12/31/2010.........    $ 8.36       $ 9.23         6,498
    01/01/2011 to 12/31/2011.........    $ 9.23       $ 8.77         7,000
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.67       $ 7.08        52,619
    01/01/2009 to 12/31/2009.........    $ 7.08       $ 8.54        32,556
    01/01/2010 to 12/31/2010.........    $ 8.54       $ 9.52        23,301
    01/01/2011 to 12/31/2011.........    $ 9.52       $ 9.13        17,394
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.15       $ 6.52        78,978
    01/01/2009 to 12/31/2009.........    $ 6.52       $ 8.00       126,180
    01/01/2010 to 12/31/2010.........    $ 8.00       $ 9.27        95,788
    01/01/2011 to 12/31/2011.........    $ 9.27       $ 8.47        83,804
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.44         7,405
    01/01/2009 to 11/13/2009.........    $ 7.44       $ 8.25             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.17       $ 6.09         1,891
    01/01/2009 to 12/31/2009.........    $ 6.09       $ 8.01         1,260
    01/01/2010 to 12/31/2010.........    $ 8.01       $ 9.38         1,062
    01/01/2011 to 12/31/2011.........    $ 9.38       $ 8.67           764
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.82       $ 7.39         3,903
    01/01/2009 to 12/31/2009.........    $ 7.39       $10.75         2,250
    01/01/2010 to 12/31/2010.........    $10.75       $11.54         1,028
    01/01/2011 to 12/31/2011.........    $11.54       $10.80         1,201
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.78       $ 6.88         2,685
    01/01/2009 to 12/31/2009.........    $ 6.88       $ 7.99         9,354
    01/01/2010 to 12/31/2010.........    $ 7.99       $ 8.78         7,741
    01/01/2011 to 12/31/2011.........    $ 8.78       $ 8.08        19,783
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.92       $ 7.28           838
    01/01/2009 to 12/31/2009.........    $ 7.28       $11.14           352
    01/01/2010 to 12/31/2010.........    $11.14       $13.00           826
    01/01/2011 to 12/31/2011.........    $13.00       $12.29           221
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.25       $ 7.90        13,509
    01/01/2009 to 12/31/2009.........    $ 7.90       $ 9.76         9,563
    01/01/2010 to 12/31/2010.........    $ 9.76       $12.05         1,374
    01/01/2011 to 12/31/2011.........    $12.05       $11.89         1,483
 AST HIGH YIELD PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.17       $ 7.61           427
    01/01/2009 to 12/31/2009.........    $ 7.61       $10.05         3,942
    01/01/2010 to 12/31/2010.........    $10.05       $11.11         1,520
    01/01/2011 to 12/31/2011.........    $11.11       $11.16         1,230
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.12       $ 6.87        32,247
    01/01/2009 to 12/31/2009.........    $ 6.87       $ 8.47        21,672
    01/01/2010 to 12/31/2010.........    $ 8.47       $ 9.39        21,895
    01/01/2011 to 12/31/2011.........    $ 9.39       $ 9.10        19,870
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.41       $ 7.50        18,380
    01/01/2009 to 12/31/2009.........    $ 7.50       $ 9.01        19,705
    01/01/2010 to 12/31/2010.........    $ 9.01       $ 9.80        11,064
    01/01/2011 to 12/31/2011.........    $ 9.80       $ 9.49         9,513

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.29       $ 7.41         1,600
    01/01/2009 to 12/31/2009.........    $ 7.41       $ 9.77         2,752
    01/01/2010 to 12/31/2010.........    $ 9.77       $10.90           405
    01/01/2011 to 12/31/2011.........    $10.90       $ 9.24           150
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.89       $ 8.25           676
    01/01/2009 to 12/31/2009.........    $ 8.25       $10.49         1,940
    01/01/2010 to 12/31/2010.........    $10.49       $11.35         1,149
    01/01/2011 to 12/31/2011.........    $11.35       $ 9.67         1,084
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.89             0
    01/01/2009 to 12/31/2009.........    $10.89       $11.80             0
    01/01/2010 to 12/31/2010.........    $11.80       $12.74             0
    01/01/2011 to 12/31/2011.........    $12.74       $13.95             0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.25       $ 9.09        81,669
    01/01/2009 to 12/31/2009.........    $ 9.09       $10.80        77,790
    01/01/2010 to 12/31/2010.........    $10.80       $11.29        50,133
    01/01/2011 to 12/31/2011.........    $11.29       $11.02        43,438
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.96       $ 7.69           142
    01/01/2009 to 12/31/2009.........    $ 7.69       $10.18            60
    01/01/2010 to 12/31/2010.........    $10.18       $10.63           211
    01/01/2011 to 12/31/2011.........    $10.63       $ 9.40           152
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.41       $ 6.51         2,177
    01/01/2009 to 12/31/2009.........    $ 6.51       $ 7.57            51
    01/01/2010 to 12/31/2010.........    $ 7.57       $ 8.34            91
    01/01/2011 to 12/31/2011.........    $ 8.34       $ 7.79            55
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.63       $ 8.15           128
    01/01/2009 to 12/31/2009.........    $ 8.15       $10.69            59
    01/01/2010 to 12/31/2010.........    $10.69       $11.81           189
    01/01/2011 to 12/31/2011.........    $11.81       $12.67           116
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.84       $ 6.94         2,548
    01/01/2009 to 12/31/2009.........    $ 6.94       $ 8.77         9,810
    01/01/2010 to 12/31/2010.........    $ 8.77       $10.23         6,541
    01/01/2011 to 12/31/2011.........    $10.23       $ 9.88         4,812

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.95       $ 8.62           186
    01/01/2009 to 12/31/2009.........    $ 8.62       $11.04         2,133
    01/01/2010 to 12/31/2010.........    $11.04       $12.05         1,565
    01/01/2011 to 12/31/2011.........    $12.05       $11.37         1,527
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.78       $ 7.93             0
    01/01/2009 to 12/31/2009.........    $ 7.93       $ 9.60        11,690
    01/01/2010 to 12/31/2010.........    $ 9.60       $10.55        10,531
    01/01/2011 to 12/31/2011.........    $10.55       $10.21         8,789
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.56       $ 6.89        17,449
    01/01/2009 to 12/31/2009.........    $ 6.89       $ 9.32           755
    01/01/2010 to 12/31/2010.........    $ 9.32       $11.22           214
    01/01/2011 to 12/31/2011.........    $11.22       $10.56           458
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.44       $10.41       195,019
    01/01/2009 to 12/31/2009.........    $10.41       $10.17       122,070
    01/01/2010 to 12/31/2010.........    $10.17       $ 9.91        12,010
    01/01/2011 to 12/31/2011.........    $ 9.91       $ 9.65        25,798
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.76       $ 6.58           171
    01/01/2009 to 12/31/2009.........    $ 6.58       $ 9.02         1,926
    01/01/2010 to 12/31/2010.........    $ 9.02       $10.84         5,126
    01/01/2011 to 12/31/2011.........    $10.84       $10.30         1,230
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.05             0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.99       $ 8.23         2,895
    01/01/2009 to 12/31/2009.........    $ 8.23       $10.40         1,262
    01/01/2010 to 12/31/2010.........    $10.40       $13.04           406
    01/01/2011 to 12/31/2011.........    $13.04       $12.91           951
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.81       $ 6.95             0
    01/01/2009 to 12/31/2009.........    $ 6.95       $ 8.29             0
    01/01/2010 to 12/31/2010.........    $ 8.29       $ 9.72           575
    01/01/2011 to 04/29/2011.........    $ 9.72       $10.86             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.10       $ 5.55             0
    01/01/2009 to 12/31/2009.........    $ 5.55       $ 9.00         5,104
    01/01/2010 to 12/31/2010.........    $ 9.00       $10.72         1,690
    01/01/2011 to 12/31/2011.........    $10.72       $ 8.32         1,352
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.62       $10.34        49,868
    01/01/2009 to 12/31/2009.........    $10.34       $11.10       167,258
    01/01/2010 to 12/31/2010.........    $11.10       $11.23         1,664
    01/01/2011 to 12/31/2011.........    $11.23       $11.18         1,658
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.73       $10.22        46,623
    01/01/2009 to 12/31/2009.........    $10.22       $11.60        37,289
    01/01/2010 to 12/31/2010.........    $11.60       $12.17        25,667
    01/01/2011 to 12/31/2011.........    $12.17       $12.23        23,137
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.57       $ 8.76       212,163
    01/01/2009 to 12/31/2009.........    $ 8.76       $10.24       246,656
    01/01/2010 to 12/31/2010.........    $10.24       $11.03       201,065
    01/01/2011 to 12/31/2011.........    $11.03       $10.85       203,285
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.05             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.89       $ 6.72             0
    01/01/2009 to 12/31/2009.........    $ 6.72       $ 7.97             0
    01/01/2010 to 12/31/2010.........    $ 7.97       $ 8.93             0
    01/01/2011 to 12/31/2011.........    $ 8.93       $ 9.00             0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.84             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.79       $ 7.88         8,027
    01/01/2009 to 12/31/2009.........    $ 7.88       $ 9.78        19,627
    01/01/2010 to 12/31/2010.........    $ 9.78       $10.66        12,716
    01/01/2011 to 12/31/2011.........    $10.66       $10.03        14,719
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.10       $ 7.50           729
    01/01/2009 to 12/31/2009.........    $ 7.50       $ 9.78           350
    01/01/2010 to 12/31/2010.........    $ 9.78       $12.99           406
    01/01/2011 to 12/31/2011.........    $12.99       $12.53           172

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.32       $ 7.77         1,446
    01/01/2009 to 12/31/2009.........    $ 7.77       $ 9.61         4,575
    01/01/2010 to 12/31/2010.........    $ 9.61       $11.80         3,595
    01/01/2011 to 12/31/2011.........    $11.80       $10.80         2,958
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.78       $ 8.41        55,303
    01/01/2009 to 12/31/2009.........    $ 8.41       $10.16        50,159
    01/01/2010 to 12/31/2010.........    $10.16       $11.04        39,599
    01/01/2011 to 12/31/2011.........    $11.04       $10.97        34,776
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.25       $ 6.43           168
    01/01/2009 to 12/31/2009.........    $ 6.43       $ 7.75            80
    01/01/2010 to 12/31/2010.........    $ 7.75       $ 8.55           274
    01/01/2011 to 12/31/2011.........    $ 8.55       $ 8.19           180
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.48       $ 9.85         8,317
    01/01/2009 to 12/31/2009.........    $ 9.85       $10.75         4,871
    01/01/2010 to 12/31/2010.........    $10.75       $11.07         1,466
    01/01/2011 to 12/31/2011.........    $11.07       $11.23         1,319
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.68       $ 7.55         1,837
    01/01/2009 to 12/31/2009.........    $ 7.55       $11.28         5,735
    01/01/2010 to 12/31/2010.........    $11.28       $12.72         5,086
    01/01/2011 to 12/31/2011.........    $12.72       $12.18         3,744
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $20.28       $ 8.76        14,678
    01/01/2009 to 12/31/2009.........    $ 8.76       $12.74        12,194
    01/01/2010 to 12/31/2010.........    $12.74       $14.95         7,341
    01/01/2011 to 12/31/2011.........    $14.95       $12.39         3,897
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.37       $ 6.75        12,663
    01/01/2009 to 12/31/2009.........    $ 6.75       $ 8.44         8,804
    01/01/2010 to 12/31/2010.........    $ 8.44       $ 9.42         4,362
    01/01/2011 to 12/31/2011.........    $ 9.42       $ 8.86        10,231

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $ 9.20        10,755
    01/01/2009 to 12/31/2009.........    $ 9.20       $10.01        24,626
    01/01/2010 to 12/31/2010.........    $10.01       $10.51        19,076
    01/01/2011 to 12/31/2011.........    $10.51       $10.85        16,479
 EVERGREEN VA GROWTH FUND
    06/30/2008 to 12/31/2008.........    $11.33       $ 7.62             0
    01/01/2009 to 12/31/2009.........    $ 7.62       $10.37             0
    01/01/2010 to 07/16/2010.........    $10.37       $10.10             0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $12.86       $ 8.36             0
    01/01/2009 to 12/31/2009.........    $ 8.36       $ 9.44         2,476
    01/01/2010 to 07/16/2010.........    $ 9.44       $ 8.92             0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $10.67       $ 8.41           103
    01/01/2009 to 12/31/2009.........    $ 8.41       $11.79           251
    01/01/2010 to 07/16/2010.........    $11.79       $10.96             0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 8.40       $ 5.58             0
    01/01/2009 to 12/31/2009.........    $ 5.58       $ 6.99           292
    01/01/2010 to 12/31/2010.........    $ 6.99       $ 8.11           615
    01/01/2011 to 12/31/2011.........    $ 8.11       $ 7.03             0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    06/30/2008 to 12/31/2008.........    $ 9.26       $ 6.60       131,309
    01/01/2009 to 12/31/2009.........    $ 6.60       $ 8.36       118,381
    01/01/2010 to 12/31/2010.........    $ 8.36       $ 8.98        70,446
    01/01/2011 to 12/31/2011.........    $ 8.98       $ 8.60        68,819
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.20       $ 9.01         1,196
    01/01/2009 to 12/31/2009.........    $ 9.01       $12.38         2,218
    01/01/2010 to 12/31/2010.........    $12.38       $13.23           410
    01/01/2011 to 12/31/2011.........    $13.23       $11.92           469
 INVESCO V.I. CAPITAL DEVELOPMENT FUND
    04/29/2011* to 12/31/2011........    $10.03       $ 8.12           103
 INVESCO V.I. DIVIDEND GROWTH FUND
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.06           587

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 INVESCO V.I. DYNAMICS FUND
    06/30/2008 to 12/31/2008.........    $11.64       $ 6.77          221
    01/01/2009 to 12/31/2009.........    $ 6.77       $ 9.39        2,643
    01/01/2010 to 12/31/2010.........    $ 9.39       $11.33          135
    01/01/2011 to 04/29/2011.........    $11.33       $12.57            0
 INVESCO V.I. FINANCIAL SERVICES FUND
    06/30/2008 to 12/31/2008.........    $ 6.18       $ 3.62        3,450
    01/01/2009 to 12/31/2009.........    $ 3.62       $ 4.49        1,978
    01/01/2010 to 12/31/2010.........    $ 4.49       $ 4.82        1,651
    01/01/2011 to 04/29/2011.........    $ 4.82       $ 5.07            0
 INVESCO V.I. GLOBAL HEALTH CARE FUND
    06/30/2008 to 12/31/2008.........    $11.06       $ 8.60        1,326
    01/01/2009 to 12/31/2009.........    $ 8.60       $10.70        3,079
    01/01/2010 to 12/31/2010.........    $10.70       $10.97          771
    01/01/2011 to 12/31/2011.........    $10.97       $11.11          532
 INVESCO V.I. TECHNOLOGY FUND
    06/30/2008 to 12/31/2008.........    $10.41       $ 6.49            0
    01/01/2009 to 12/31/2009.........    $ 6.49       $ 9.95            0
    01/01/2010 to 12/31/2010.........    $ 9.95       $11.75            0
    01/01/2011 to 12/31/2011.........    $11.75       $10.87            0
 NASDAQ TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.80       $ 6.48            0
    01/01/2009 to 12/31/2009.........    $ 6.48       $ 7.39            0
    01/01/2010 to 12/31/2010.........    $ 7.39       $ 9.38            0
    01/01/2011 to 12/31/2011.........    $ 9.38       $ 9.26            0
 NVIT DEVELOPING MARKETS FUND
    06/30/2008 to 12/31/2008.........    $19.13       $ 9.00        1,371
    01/01/2009 to 12/31/2009.........    $ 9.00       $14.22          355
    01/01/2010 to 12/31/2010.........    $14.22       $16.08          743
    01/01/2011 to 12/31/2011.........    $16.08       $12.15          945
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.40       $ 7.45            0
    01/01/2009 to 12/31/2009.........    $ 7.45       $ 9.95            0
    01/01/2010 to 12/31/2010.........    $ 9.95       $11.05            0
    01/01/2011 to 12/31/2011.........    $11.05       $ 9.16            0
 S&P TARGET 24 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.20       $ 7.51            0
    01/01/2009 to 12/31/2009.........    $ 7.51       $ 8.32        2,776
    01/01/2010 to 12/31/2010.........    $ 8.32       $ 9.66            0
    01/01/2011 to 12/31/2011.........    $ 9.66       $10.22            0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 TARGET MANAGED VIP PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.23       $ 6.51            0
    01/01/2009 to 12/31/2009.........    $ 6.51       $ 7.17           54
    01/01/2010 to 12/31/2010.........    $ 7.17       $ 8.32           89
    01/01/2011 to 12/31/2011.........    $ 8.32       $ 7.97           53
 THE DOW DART 10 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.71       $ 7.98            0
    01/01/2009 to 12/31/2009.........    $ 7.98       $ 8.86            0
    01/01/2010 to 12/31/2010.........    $ 8.86       $10.08            0
    01/01/2011 to 12/31/2011.........    $10.08       $10.57            0
 THE DOW TARGET DIVIDEND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 7.94       $ 6.36          222
    01/01/2009 to 12/31/2009.........    $ 6.36       $ 7.07        9,951
    01/01/2010 to 12/31/2010.........    $ 7.07       $ 8.03        4,371
    01/01/2011 to 12/31/2011.........    $ 8.03       $ 8.29        3,575
 VALUE LINE TARGET 25 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.36       $ 5.66            0
    01/01/2009 to 12/31/2009.........    $ 5.66       $ 5.90            0
    01/01/2010 to 12/31/2010.........    $ 5.90       $ 7.50            0
    01/01/2011 to 12/31/2011.........    $ 7.50       $ 5.50            0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    06/30/2008 to 12/31/2008.........    $ 9.90       $ 7.24            0
    01/01/2009 to 12/31/2009.........    $ 7.24       $ 8.24            0
    01/01/2010 to 07/16/2010.........    $ 8.24       $ 7.87            0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 8.93       $10.75            0
    01/01/2011 to 12/31/2011.........    $10.75       $ 9.13            0
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $ 7.87       $ 9.13           67
    01/01/2011 to 12/31/2011.........    $ 9.13       $ 8.71          100
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $10.96       $13.76          177
    01/01/2011 to 12/31/2011.........    $13.76       $12.68          168
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.19            0
    01/01/2011 to 12/31/2011.........    $12.19       $11.36            0

* Denotes the start date of these sub-accounts

                  ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH LIFETIME FIVE AND HDV OR LIFETIME FIVE AND COMBO
    5% ROLL-UP/HAV OR HIGHEST DAILY LT5 AND HIGHEST DAILY LT5 AND COMBO 5% ROLL-UP/HAV OR HD GRO 60 BPS AND COMBO DB OR HD GRO 60 BPS, EBP AND HAV OR GRO
  PLUS 2008 60 BPS AND COMBO DB OR GRO PLUS 2008 60 BPS, EBP AND HAV (2.85%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $7.32         40,353
    01/01/2009 to 12/31/2009.........    $ 7.32       $8.84         64,398
    01/01/2010 to 12/31/2010.........    $ 8.84       $9.62         61,672
    01/01/2011 to 12/31/2011.........    $ 9.62       $9.10         50,866
 AST ADVANCED STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $7.33         39,700
    01/01/2009 to 12/31/2009.........    $ 7.33       $8.99         24,535
    01/01/2010 to 12/31/2010.........    $ 8.99       $9.93         20,248
    01/01/2011 to 12/31/2011.........    $ 9.93       $9.66         17,428
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.03       $7.33              0
    01/01/2009 to 12/31/2009.........    $ 7.33       $8.39              0
    01/01/2010 to 12/31/2010.........    $ 8.39       $9.28              0
    01/01/2011 to 12/31/2011.........    $ 9.28       $9.33            197
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $7.54         48,464
    01/01/2009 to 12/31/2009.........    $ 7.54       $9.03         58,154
    01/01/2010 to 12/31/2010.........    $ 9.03       $9.85         50,373
    01/01/2011 to 12/31/2011.........    $ 9.85       $9.45         45,556
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $9.09              0
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $7.14              0
    01/01/2009 to 12/31/2009.........    $ 7.14       $8.21              0
    01/01/2010 to 12/31/2010.........    $ 8.21       $8.96              0
    01/01/2011 to 12/31/2011.........    $ 8.96       $8.67              0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $10.04       $11.64             0
    01/01/2009 to 12/31/2009.........    $11.64       $11.26             0
    01/01/2010 to 12/31/2010.........    $11.26       $11.97             0
    01/01/2011 to 12/31/2011.........    $11.97       $12.37             0
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.28             0
    01/01/2010 to 12/31/2010.........    $ 9.28       $ 9.97             0
    01/01/2011 to 12/31/2011.........    $ 9.97       $10.62             0
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.65             0
    01/01/2011 to 12/31/2011.........    $10.65       $11.53             0
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $10.06       $12.46             0
    01/01/2009 to 12/31/2009.........    $12.46       $11.37             0
    01/01/2010 to 12/31/2010.........    $11.37       $12.28             0
    01/01/2011 to 12/31/2011.........    $12.28       $13.56         7,464
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $10.08       $12.53             0
    01/01/2009 to 12/31/2009.........    $12.53       $11.24             0
    01/01/2010 to 12/31/2010.........    $11.24       $12.16             0
    01/01/2011 to 12/31/2011.........    $12.16       $13.70             0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.69             0
    01/01/2010 to 12/31/2010.........    $ 8.69       $ 9.45         4,231
    01/01/2011 to 12/31/2011.........    $ 9.45       $10.89         9,980
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $10.89             0
    01/01/2011 to 12/31/2011.........    $10.89       $12.73             0
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $11.89             0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 7.10       121,700
    01/01/2009 to 12/31/2009.........    $ 7.10       $ 8.64       127,352
    01/01/2010 to 12/31/2010.........    $ 8.64       $ 9.52       117,091
    01/01/2011 to 12/31/2011.........    $ 9.52       $ 9.02        35,520

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 7.04        34,354
    01/01/2009 to 12/31/2009.........    $ 7.04       $ 8.68        60,656
    01/01/2010 to 12/31/2010.........    $ 8.68       $ 9.64        57,639
    01/01/2011 to 12/31/2011.........    $ 9.64       $ 9.15        56,261
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 7.61         9,095
    01/01/2009 to 12/31/2009.........    $ 7.61       $ 9.12         6,521
    01/01/2010 to 12/31/2010.........    $ 9.12       $ 9.91         4,902
    01/01/2011 to 12/31/2011.........    $ 9.91       $ 9.46         1,898
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.02       $ 6.60         1,599
    01/01/2009 to 12/31/2009.........    $ 6.60       $ 8.46         4,763
    01/01/2010 to 12/31/2010.........    $ 8.46       $10.57           518
    01/01/2011 to 12/31/2011.........    $10.57       $10.95             0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.88       $ 6.56           731
    01/01/2009 to 12/31/2009.........    $ 6.56       $ 8.45         2,125
    01/01/2010 to 12/31/2010.........    $ 8.45       $10.89           245
    01/01/2011 to 12/31/2011.........    $10.89       $ 9.19            97
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 7.83        24,994
    01/01/2009 to 12/31/2009.........    $ 7.83       $ 9.23         6,230
    01/01/2010 to 12/31/2010.........    $ 9.23       $10.16         6,250
    01/01/2011 to 12/31/2011.........    $10.16       $ 9.62         6,116
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.96       $ 7.29        11,006
    01/01/2009 to 12/31/2009.........    $ 7.29       $ 8.77        38,264
    01/01/2010 to 12/31/2010.........    $ 8.77       $ 9.74        36,799
    01/01/2011 to 12/31/2011.........    $ 9.74       $ 9.32        36,624
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.97       $ 6.39       186,460
    01/01/2009 to 12/31/2009.........    $ 6.39       $ 7.83       116,776
    01/01/2010 to 12/31/2010.........    $ 7.83       $ 9.05       103,661
    01/01/2011 to 12/31/2011.........    $ 9.05       $ 8.25        91,896
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.43        19,030
    01/01/2009 to 11/13/2009.........    $ 7.43       $ 8.22             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.17       $ 6.08             0
    01/01/2009 to 12/31/2009.........    $ 6.08       $ 7.98             0
    01/01/2010 to 12/31/2010.........    $ 7.98       $ 9.32             0
    01/01/2011 to 12/31/2011.........    $ 9.32       $ 8.60             0
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.97       $ 6.23             0
    01/01/2009 to 12/31/2009.........    $ 6.23       $ 9.04             0
    01/01/2010 to 12/31/2010.........    $ 9.04       $ 9.68             0
    01/01/2011 to 12/31/2011.........    $ 9.68       $ 9.03             0
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.97       $ 7.01         3,174
    01/01/2009 to 12/31/2009.........    $ 7.01       $ 8.11        10,092
    01/01/2010 to 12/31/2010.........    $ 8.11       $ 8.90         1,213
    01/01/2011 to 12/31/2011.........    $ 8.90       $ 8.17             0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.95       $ 6.07             0
    01/01/2009 to 12/31/2009.........    $ 6.07       $ 9.27             0
    01/01/2010 to 12/31/2010.........    $ 9.27       $10.79             0
    01/01/2011 to 12/31/2011.........    $10.79       $10.17           178
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.03       $ 7.60             0
    01/01/2009 to 12/31/2009.........    $ 7.60       $ 9.36             0
    01/01/2010 to 12/31/2010.........    $ 9.36       $11.53             0
    01/01/2011 to 12/31/2011.........    $11.53       $11.35             0
 AST HIGH YIELD PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 7.47             0
    01/01/2009 to 12/31/2009.........    $ 7.47       $ 9.84             0
    01/01/2010 to 12/31/2010.........    $ 9.84       $10.85             0
    01/01/2011 to 12/31/2011.........    $10.85       $10.87             0
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.98       $ 7.51        25,174
    01/01/2009 to 12/31/2009.........    $ 7.51       $ 9.24        23,891
    01/01/2010 to 12/31/2010.........    $ 9.24       $10.21        30,041
    01/01/2011 to 12/31/2011.........    $10.21       $ 9.87        27,151
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 7.95        21,122
    01/01/2009 to 12/31/2009.........    $ 7.95       $ 9.53        18,454
    01/01/2010 to 12/31/2010.........    $ 9.53       $10.33        14,905
    01/01/2011 to 12/31/2011.........    $10.33       $ 9.98        12,459

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 5.57         1,409
    01/01/2009 to 12/31/2009.........    $ 5.57       $ 7.32         4,107
    01/01/2010 to 12/31/2010.........    $ 7.32       $ 8.14           474
    01/01/2011 to 12/31/2011.........    $ 8.14       $ 6.89             0
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $ 6.40         1,206
    01/01/2009 to 12/31/2009.........    $ 6.40       $ 8.11         3,598
    01/01/2010 to 12/31/2010.........    $ 8.11       $ 8.75           421
    01/01/2011 to 12/31/2011.........    $ 8.75       $ 7.44             0
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.87             0
    01/01/2009 to 12/31/2009.........    $10.87       $11.75             0
    01/01/2010 to 12/31/2010.........    $11.75       $12.65             0
    01/01/2011 to 12/31/2011.........    $12.65       $13.82             0
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.04       $ 8.10        11,874
    01/01/2009 to 12/31/2009.........    $ 8.10       $ 9.60         6,551
    01/01/2010 to 12/31/2010.........    $ 9.60       $10.01         5,391
    01/01/2011 to 12/31/2011.........    $10.01       $ 9.75         9,166
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.03       $ 6.44             0
    01/01/2009 to 12/31/2009.........    $ 6.44       $ 8.50             0
    01/01/2010 to 12/31/2010.........    $ 8.50       $ 8.85             0
    01/01/2011 to 12/31/2011.........    $ 8.85       $ 7.81             0
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 6.90         3,128
    01/01/2009 to 12/31/2009.........    $ 6.90       $ 8.01        10,240
    01/01/2010 to 12/31/2010.........    $ 8.01       $ 8.81         1,229
    01/01/2011 to 12/31/2011.........    $ 8.81       $ 8.20             0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 7.66             0
    01/01/2009 to 12/31/2009.........    $ 7.66       $10.02             0
    01/01/2010 to 12/31/2010.........    $10.02       $11.04             0
    01/01/2011 to 12/31/2011.........    $11.04       $11.81             0
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.02       $ 6.41         3,515
    01/01/2009 to 12/31/2009.........    $ 6.41       $ 8.08        11,206
    01/01/2010 to 12/31/2010.........    $ 8.08       $ 9.40         1,333
    01/01/2011 to 12/31/2011.........    $ 9.40       $ 9.05           198

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GLOBAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $ 7.21           0
    01/01/2009 to 12/31/2009.........    $ 7.21       $ 9.21           0
    01/01/2010 to 12/31/2010.........    $ 9.21       $10.03           0
    01/01/2011 to 12/31/2011.........    $10.03       $ 9.43           0
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 6.71           0
    01/01/2009 to 12/31/2009.........    $ 6.71       $ 8.11           0
    01/01/2010 to 12/31/2010.........    $ 8.11       $ 8.88           0
    01/01/2011 to 12/31/2011.........    $ 8.88       $ 8.58           0
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 6.51           0
    01/01/2009 to 12/31/2009.........    $ 6.51       $ 8.78           0
    01/01/2010 to 12/31/2010.........    $ 8.78       $10.54           0
    01/01/2011 to 12/31/2011.........    $10.54       $ 9.89         182
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 9.96           0
    01/01/2009 to 12/31/2009.........    $ 9.96       $ 9.70           0
    01/01/2010 to 12/31/2010.........    $ 9.70       $ 9.42           0
    01/01/2011 to 12/31/2011.........    $ 9.42       $ 9.16           0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 6.10           0
    01/01/2009 to 12/31/2009.........    $ 6.10       $ 8.34           0
    01/01/2010 to 12/31/2010.........    $ 8.34       $10.00           0
    01/01/2011 to 12/31/2011.........    $10.00       $ 9.48           0
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.05           0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.92       $ 6.28           0
    01/01/2009 to 12/31/2009.........    $ 6.28       $ 7.91           0
    01/01/2010 to 12/31/2010.........    $ 7.91       $ 9.89           0
    01/01/2011 to 12/31/2011.........    $ 9.89       $ 9.77           0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.89       $ 6.35           0
    01/01/2009 to 12/31/2009.........    $ 6.35       $ 7.56           0
    01/01/2010 to 12/31/2010.........    $ 7.56       $ 8.83           0
    01/01/2011 to 04/29/2011.........    $ 8.83       $ 9.87           0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.10       $ 5.54             0
    01/01/2009 to 12/31/2009.........    $ 5.54       $ 8.97             0
    01/01/2010 to 12/31/2010.........    $ 8.97       $10.65             0
    01/01/2011 to 12/31/2011.........    $10.65       $ 8.25           104
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 9.71             0
    01/01/2009 to 12/31/2009.........    $ 9.71       $10.40             0
    01/01/2010 to 12/31/2010.........    $10.40       $10.50             0
    01/01/2011 to 12/31/2011.........    $10.50       $10.43             0
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 9.50             0
    01/01/2009 to 12/31/2009.........    $ 9.50       $10.76             0
    01/01/2010 to 12/31/2010.........    $10.76       $11.26             0
    01/01/2011 to 12/31/2011.........    $11.26       $11.28           326
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 8.26       187,167
    01/01/2009 to 12/31/2009.........    $ 8.26       $ 9.64        54,103
    01/01/2010 to 12/31/2010.........    $ 9.64       $10.35        39,609
    01/01/2011 to 12/31/2011.........    $10.35       $10.16       111,031
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.05             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $ 6.79             0
    01/01/2009 to 12/31/2009.........    $ 6.79       $ 8.03             0
    01/01/2010 to 12/31/2010.........    $ 8.03       $ 8.98             0
    01/01/2011 to 12/31/2011.........    $ 8.98       $ 9.02             0
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.83             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $ 7.31        44,525
    01/01/2009 to 12/31/2009.........    $ 7.31       $ 9.05        41,687
    01/01/2010 to 12/31/2010.........    $ 9.05       $ 9.83        27,339
    01/01/2011 to 12/31/2011.........    $ 9.83       $ 9.23        27,388
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.91       $ 6.69           710
    01/01/2009 to 12/31/2009.........    $ 6.69       $ 8.70         2,159
    01/01/2010 to 12/31/2010.........    $ 8.70       $11.53           245
    01/01/2011 to 12/31/2011.........    $11.53       $11.09            80

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.89       $ 7.44         1,276
    01/01/2009 to 12/31/2009.........    $ 7.44       $ 9.18         3,970
    01/01/2010 to 12/31/2010.........    $ 9.18       $11.24           461
    01/01/2011 to 12/31/2011.........    $11.24       $10.27             0
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 7.79        37,853
    01/01/2009 to 12/31/2009.........    $ 7.79       $ 9.40         8,026
    01/01/2010 to 12/31/2010.........    $ 9.40       $10.18         6,546
    01/01/2011 to 12/31/2011.........    $10.18       $10.09         8,501
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $ 6.94             0
    01/01/2009 to 12/31/2009.........    $ 6.94       $ 8.35             0
    01/01/2010 to 12/31/2010.........    $ 8.35       $ 9.19             0
    01/01/2011 to 12/31/2011.........    $ 9.19       $ 8.78           105
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.94       $ 9.33             0
    01/01/2009 to 12/31/2009.........    $ 9.33       $10.16             0
    01/01/2010 to 12/31/2010.........    $10.16       $10.44             0
    01/01/2011 to 12/31/2011.........    $10.44       $10.56             0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.98       $ 6.44         3,632
    01/01/2009 to 12/31/2009.........    $ 6.44       $ 9.60        10,058
    01/01/2010 to 12/31/2010.........    $ 9.60       $10.80         1,140
    01/01/2011 to 12/31/2011.........    $10.80       $10.31             0
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.13       $ 4.37             0
    01/01/2009 to 12/31/2009.........    $ 4.37       $ 6.34             0
    01/01/2010 to 12/31/2010.........    $ 6.34       $ 7.42             0
    01/01/2011 to 12/31/2011.........    $ 7.42       $ 6.13           139
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 6.50             0
    01/01/2009 to 12/31/2009.........    $ 6.50       $ 8.11        20,482
    01/01/2010 to 12/31/2010.........    $ 8.11       $ 9.03        15,223
    01/01/2011 to 12/31/2011.........    $ 9.03       $ 8.47         7,765

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 9.18        18,043
    01/01/2009 to 12/31/2009.........    $ 9.18       $ 9.96        61,720
    01/01/2010 to 12/31/2010.........    $ 9.96       $10.43         7,771
    01/01/2011 to 12/31/2011.........    $10.43       $10.74             0
 EVERGREEN VA GROWTH FUND
    06/30/2008 to 12/31/2008.........    $ 9.87       $ 6.63             0
    01/01/2009 to 12/31/2009.........    $ 6.63       $ 9.00             0
    01/01/2010 to 07/16/2010.........    $ 9.00       $ 8.75             0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $10.07       $ 6.53             0
    01/01/2009 to 12/31/2009.........    $ 6.53       $ 7.36             0
    01/01/2010 to 07/16/2010.........    $ 7.36       $ 6.95             0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $ 9.94       $ 7.82             0
    01/01/2009 to 12/31/2009.........    $ 7.82       $10.94             0
    01/01/2010 to 07/16/2010.........    $10.94       $10.16             0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.87       $ 6.55             0
    01/01/2009 to 12/31/2009.........    $ 6.55       $ 8.19             0
    01/01/2010 to 12/31/2010.........    $ 8.19       $ 9.47             0
    01/01/2011 to 12/31/2011.........    $ 9.47       $ 8.20             0
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    06/30/2008 to 12/31/2008.........    $10.02       $ 7.13        26,023
    01/01/2009 to 12/31/2009.........    $ 7.13       $ 9.01        17,671
    01/01/2010 to 12/31/2010.........    $ 9.01       $ 9.65        18,212
    01/01/2011 to 12/31/2011.........    $ 9.65       $ 9.22        12,807
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $ 6.82             0
    01/01/2009 to 12/31/2009.........    $ 6.82       $ 9.35             0
    01/01/2010 to 12/31/2010.........    $ 9.35       $ 9.97             0
    01/01/2011 to 12/31/2011.........    $ 9.97       $ 8.96             0
 INVESCO V.I. CAPITAL DEVELOPMENT FUND
    04/29/2011* to 12/31/2011........    $10.03       $ 8.10             0
 INVESCO V.I. DIVIDEND GROWTH FUND
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.05             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 INVESCO V.I. DYNAMICS FUND
    06/30/2008 to 12/31/2008.........    $ 9.98       $ 5.79          0
    01/01/2009 to 12/31/2009.........    $ 5.79       $ 8.02          0
    01/01/2010 to 12/31/2010.........    $ 8.02       $ 9.64          0
    01/01/2011 to 04/29/2011.........    $ 9.64       $10.70          0
 INVESCO V.I. FINANCIAL SERVICES FUND
    06/30/2008 to 12/31/2008.........    $ 9.71       $ 5.68          0
    01/01/2009 to 12/31/2009.........    $ 5.68       $ 7.03          0
    01/01/2010 to 12/31/2010.........    $ 7.03       $ 7.53          0
    01/01/2011 to 04/29/2011.........    $ 7.53       $ 7.91          0
 INVESCO V.I. GLOBAL HEALTH CARE FUND
    06/30/2008 to 12/31/2008.........    $10.07       $ 7.82          0
    01/01/2009 to 12/31/2009.........    $ 7.82       $ 9.69          0
    01/01/2010 to 12/31/2010.........    $ 9.69       $ 9.92          0
    01/01/2011 to 12/31/2011.........    $ 9.92       $10.02          0
 INVESCO V.I. TECHNOLOGY FUND
    06/30/2008 to 12/31/2008.........    $ 9.92       $ 6.18          0
    01/01/2009 to 12/31/2009.........    $ 6.18       $ 9.45          0
    01/01/2010 to 12/31/2010.........    $ 9.45       $11.14          0
    01/01/2011 to 12/31/2011.........    $11.14       $10.27          0
 NASDAQ TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.89       $ 5.93          0
    01/01/2009 to 12/31/2009.........    $ 5.93       $ 6.74          0
    01/01/2010 to 12/31/2010.........    $ 6.74       $ 8.53          0
    01/01/2011 to 12/31/2011.........    $ 8.53       $ 8.40          0
 NVIT DEVELOPING MARKETS FUND
    06/30/2008 to 12/31/2008.........    $10.04       $ 4.72          0
    01/01/2009 to 12/31/2009.........    $ 4.72       $ 7.43          0
    01/01/2010 to 12/31/2010.........    $ 7.43       $ 8.39          0
    01/01/2011 to 12/31/2011.........    $ 8.39       $ 6.32          0
 S&P TARGET 24 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.94       $ 8.10          0
    01/01/2009 to 12/31/2009.........    $ 8.10       $ 8.95          0
    01/01/2010 to 12/31/2010.........    $ 8.95       $10.37          0
    01/01/2011 to 12/31/2011.........    $10.37       $10.94          0
 TARGET MANAGED VIP PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.97       $ 6.34          0
    01/01/2009 to 12/31/2009.........    $ 6.34       $ 6.96          0
    01/01/2010 to 12/31/2010.........    $ 6.96       $ 8.06          0
    01/01/2011 to 12/31/2011.........    $ 8.06       $ 7.70          0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 THE DOW DART 10 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.94       $ 8.17          0
    01/01/2009 to 12/31/2009.........    $ 8.17       $ 9.04          0
    01/01/2010 to 12/31/2010.........    $ 9.04       $10.25          0
    01/01/2011 to 12/31/2011.........    $10.25       $10.73          0
 THE DOW TARGET DIVIDEND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.78       $ 7.83          0
    01/01/2009 to 12/31/2009.........    $ 7.83       $ 8.68          0
    01/01/2010 to 12/31/2010.........    $ 8.68       $ 9.83          0
    01/01/2011 to 12/31/2011.........    $ 9.83       $10.12          0
 VALUE LINE TARGET 25 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.89       $ 4.52          0
    01/01/2009 to 12/31/2009.........    $ 4.52       $ 4.70          0
    01/01/2010 to 12/31/2010.........    $ 4.70       $ 5.96          0
    01/01/2011 to 12/31/2011.........    $ 5.96       $ 4.36          0
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    06/30/2008 to 12/31/2008.........    $10.04       $ 7.33          0
    01/01/2009 to 12/31/2009.........    $ 7.33       $ 8.32          0
    01/01/2010 to 07/16/2010.........    $ 8.32       $ 7.94          0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 6.95       $ 8.36          0
    01/01/2011 to 12/31/2011.........    $ 8.36       $ 7.08          0
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $ 7.94       $ 9.20          0
    01/01/2011 to 12/31/2011.........    $ 9.20       $ 8.75          0
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $10.16       $12.74          0
    01/01/2011 to 12/31/2011.........    $12.74       $11.71          0
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.18          0
    01/01/2011 to 12/31/2011.........    $12.18       $11.32          0

* Denotes the start date of these sub-accounts

                  ADVANCED SERIES XTRA CREDIT EIGHTSM ("XT8")

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.95       $ 8.09       371,911
    01/01/2009 to 12/31/2009.........    $ 8.09       $ 9.96       250,364
    01/01/2010 to 12/31/2010.........    $ 9.96       $11.04       243,717
    01/01/2011 to 12/31/2011.........    $11.04       $10.64       237,622
 AST ADVANCED STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.91       $ 8.07       252,802
    01/01/2009 to 12/31/2009.........    $ 8.07       $10.09       239,014
    01/01/2010 to 12/31/2010.........    $10.09       $11.35       184,259
    01/01/2011 to 12/31/2011.........    $11.35       $11.25       191,948
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.35       $11.33       154,997
    01/01/2009 to 12/31/2009.........    $11.33       $13.21       198,496
    01/01/2010 to 12/31/2010.........    $13.21       $14.89       169,315
    01/01/2011 to 12/31/2011.........    $14.89       $15.27       162,593
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.00       $ 8.37       237,851
    01/01/2009 to 12/31/2009.........    $ 8.37       $10.22       257,542
    01/01/2010 to 12/31/2010.........    $10.22       $11.36       323,653
    01/01/2011 to 12/31/2011.........    $11.36       $11.11       402,312
 AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 9.21           608
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.71       $ 9.17       175,827
    01/01/2009 to 12/31/2009.........    $ 9.17       $10.73       110,665
    01/01/2010 to 12/31/2010.........    $10.73       $11.95        84,321
    01/01/2011 to 12/31/2011.........    $11.95       $11.77        70,324

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $ 9.73       $11.38       161,639
    01/01/2009 to 12/31/2009.........    $11.38       $11.23       140,596
    01/01/2010 to 12/31/2010.........    $11.23       $12.16        82,764
    01/01/2011 to 12/31/2011.........    $12.16       $12.81        90,616
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.45           981
    01/01/2010 to 12/31/2010.........    $ 9.45       $10.35         1,607
    01/01/2011 to 12/31/2011.........    $10.35       $11.23         5,489
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.85             0
    01/01/2011 to 12/31/2011.........    $10.85       $11.97         1,453
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $ 9.70       $12.13        11,683
    01/01/2009 to 12/31/2009.........    $12.13       $11.28         9,475
    01/01/2010 to 12/31/2010.........    $11.28       $12.41             0
    01/01/2011 to 12/31/2011.........    $12.41       $13.96         2,627
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $ 9.72       $12.20         9,569
    01/01/2009 to 12/31/2009.........    $12.20       $11.14             0
    01/01/2010 to 12/31/2010.........    $11.14       $12.29         4,945
    01/01/2011 to 12/31/2011.........    $12.29       $14.11             0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.86             0
    01/01/2010 to 12/31/2010.........    $ 8.86       $ 9.81         1,268
    01/01/2011 to 12/31/2011.........    $ 9.81       $11.53             0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $11.10         2,981
    01/01/2011 to 12/31/2011.........    $11.10       $13.22         6,222
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $12.12         3,562
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.00       $ 7.88       495,503
    01/01/2009 to 12/31/2009.........    $ 7.88       $ 9.78       462,021
    01/01/2010 to 12/31/2010.........    $ 9.78       $10.98       364,312
    01/01/2011 to 12/31/2011.........    $10.98       $10.61       310,209

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST CLS GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.38       $ 7.39         7,390
    01/01/2009 to 12/31/2009.........    $ 7.39       $ 9.28        19,879
    01/01/2010 to 12/31/2010.........    $ 9.28       $10.50        19,915
    01/01/2011 to 12/31/2011.........    $10.50       $10.15        22,151
 AST CLS MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.38       $ 7.21        13,812
    01/01/2009 to 12/31/2009.........    $ 7.21       $ 8.80        41,533
    01/01/2010 to 12/31/2010.........    $ 8.80       $ 9.75        52,644
    01/01/2011 to 12/31/2011.........    $ 9.75       $ 9.48       111,110
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $23.85       $15.86       111,995
    01/01/2009 to 12/31/2009.........    $15.86       $20.71        96,981
    01/01/2010 to 12/31/2010.........    $20.71       $26.39        88,762
    01/01/2011 to 12/31/2011.........    $26.39       $27.85        75,280
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.27       $ 7.55       125,578
    01/01/2009 to 12/31/2009.........    $ 7.55       $ 9.92        89,622
    01/01/2010 to 12/31/2010.........    $ 9.92       $13.01        81,914
    01/01/2011 to 12/31/2011.........    $13.01       $11.19       137,269
 AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.11       $ 7.21            70
    01/01/2009 to 12/31/2009.........    $ 7.21       $ 8.66             0
    01/01/2010 to 12/31/2010.........    $ 8.66       $ 9.71         3,036
    01/01/2011 to 12/31/2011.........    $ 9.71       $ 9.38        15,195
 AST FIRST TRUST BALANCED TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.03       $ 7.41       176,530
    01/01/2009 to 12/31/2009.........    $ 7.41       $ 9.09       152,714
    01/01/2010 to 12/31/2010.........    $ 9.09       $10.29       126,118
    01/01/2011 to 12/31/2011.........    $10.29       $10.03       140,161
 AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.53       $ 6.82       145,715
    01/01/2009 to 12/31/2009.........    $ 6.82       $ 8.51       130,430
    01/01/2010 to 12/31/2010.........    $ 8.51       $10.02       119,611
    01/01/2011 to 12/31/2011.........    $10.02       $ 9.31       121,090
 AST FOCUS FOUR PLUS PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.00       $ 7.50             0
    01/01/2009 to 11/13/2009.........    $ 7.50       $ 8.43             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GLOBAL REAL ESTATE PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.18       $ 6.13           192
    01/01/2009 to 12/31/2009.........    $ 6.13       $ 8.20         3,269
    01/01/2010 to 12/31/2010.........    $ 8.20       $ 9.76         8,104
    01/01/2011 to 12/31/2011.........    $ 9.76       $ 9.18        10,323
 AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $25.03       $15.77       306,283
    01/01/2009 to 12/31/2009.........    $15.77       $23.33       257,290
    01/01/2010 to 12/31/2010.........    $23.33       $25.47       222,209
    01/01/2011 to 12/31/2011.........    $25.47       $24.22       190,087
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $24.76       $17.56       379,447
    01/01/2009 to 12/31/2009.........    $17.56       $20.72       266,028
    01/01/2010 to 12/31/2010.........    $20.72       $23.16       214,419
    01/01/2011 to 12/31/2011.........    $23.16       $21.66       193,150
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 5.17       $ 3.18       295,139
    01/01/2009 to 12/31/2009.........    $ 3.18       $ 4.95       301,894
    01/01/2010 to 12/31/2010.........    $ 4.95       $ 5.87       288,663
    01/01/2011 to 12/31/2011.........    $ 5.87       $ 5.64       242,754
 AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $24.65       $19.15       100,029
    01/01/2009 to 12/31/2009.........    $19.15       $24.05        96,518
    01/01/2010 to 12/31/2010.........    $24.05       $30.18        78,409
    01/01/2011 to 12/31/2011.........    $30.18       $30.27        68,981
 AST HIGH YIELD PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.87       $13.48       191,706
    01/01/2009 to 12/31/2009.........    $13.48       $18.09       206,875
    01/01/2010 to 12/31/2010.........    $18.09       $20.32       182,892
    01/01/2011 to 12/31/2011.........    $20.32       $20.76       158,058
 AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.21       $ 7.00        10,506
    01/01/2009 to 12/31/2009.........    $ 7.00       $ 8.77        51,936
    01/01/2010 to 12/31/2010.........    $ 8.77       $ 9.89        69,518
    01/01/2011 to 12/31/2011.........    $ 9.89       $ 9.73        61,897
 AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.51       $ 7.64        29,480
    01/01/2009 to 12/31/2009.........    $ 7.64       $ 9.33        30,718
    01/01/2010 to 12/31/2010.........    $ 9.33       $10.31        47,765
    01/01/2011 to 12/31/2011.........    $10.31       $10.15        47,893

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $23.13       $13.01       552,699
    01/01/2009 to 12/31/2009.........    $13.01       $17.42       377,357
    01/01/2010 to 12/31/2010.........    $17.42       $19.75       307,090
    01/01/2011 to 12/31/2011.........    $19.75       $17.03       256,898
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $20.55       $13.26       126,470
    01/01/2009 to 12/31/2009.........    $13.26       $17.13       165,528
    01/01/2010 to 12/31/2010.........    $17.13       $18.84       155,007
    01/01/2011 to 12/31/2011.........    $18.84       $16.31       132,978
 AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $20.93       $17.06       109,736
    01/01/2009 to 12/31/2009.........    $17.06       $20.61        89,471
    01/01/2010 to 12/31/2010.........    $20.61       $21.89        83,097
    01/01/2011 to 12/31/2011.........    $21.89       $21.72        94,146
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $23.35       $15.14       128,075
    01/01/2009 to 12/31/2009.........    $15.14       $20.37       111,338
    01/01/2010 to 12/31/2010.........    $20.37       $21.61        99,329
    01/01/2011 to 12/31/2011.........    $21.61       $19.43        88,820
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $21.12       $14.72       267,385
    01/01/2009 to 12/31/2009.........    $14.72       $17.40       205,587
    01/01/2010 to 12/31/2010.........    $17.40       $19.50       184,694
    01/01/2011 to 12/31/2011.........    $19.50       $18.50       150,135
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.42       $11.16       140,679
    01/01/2009 to 12/31/2009.........    $11.16       $14.87       152,690
    01/01/2010 to 12/31/2010.........    $14.87       $16.69       119,402
    01/01/2011 to 12/31/2011.........    $16.69       $18.20        95,056
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $19.26       $12.43       710,826
    01/01/2009 to 12/31/2009.........    $12.43       $15.97       454,565
    01/01/2010 to 12/31/2010.........    $15.97       $18.93       364,357
    01/01/2011 to 12/31/2011.........    $18.93       $18.57       314,477
 AST MFS GLOBAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.75       $10.73       185,745
    01/01/2009 to 12/31/2009.........    $10.73       $13.96       141,465
    01/01/2010 to 12/31/2010.........    $13.96       $15.49       128,001
    01/01/2011 to 12/31/2011.........    $15.49       $14.86       129,617

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.28       $ 6.30        283,991
    01/01/2009 to 12/31/2009.........    $ 6.30       $ 7.75        357,512
    01/01/2010 to 12/31/2010.........    $ 7.75       $ 8.65        303,538
    01/01/2011 to 12/31/2011.........    $ 8.65       $ 8.52        270,926
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.15       $ 8.65         81,270
    01/01/2009 to 12/31/2009.........    $ 8.65       $11.89         67,540
    01/01/2010 to 12/31/2010.........    $11.89       $14.55         63,900
    01/01/2011 to 12/31/2011.........    $14.55       $13.91         39,508
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.28       $14.35      2,934,205
    01/01/2009 to 12/31/2009.........    $14.35       $14.25      1,421,640
    01/01/2010 to 12/31/2010.........    $14.25       $14.11      1,176,323
    01/01/2011 to 12/31/2011.........    $14.11       $13.97        824,499
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $33.25       $20.51        269,632
    01/01/2009 to 12/31/2009.........    $20.51       $28.55        181,892
    01/01/2010 to 12/31/2010.........    $28.55       $34.89        147,445
    01/01/2011 to 12/31/2011.........    $34.89       $33.69        125,064
 AST NEUBERGER BERMAN CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.03       $10.08              0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $26.13       $16.69        258,551
    01/01/2009 to 12/31/2009.........    $16.69       $21.45        202,478
    01/01/2010 to 12/31/2010.........    $21.45       $27.32        181,262
    01/01/2011 to 12/31/2011.........    $27.32       $27.50        154,240
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.79       $ 6.99        185,040
    01/01/2009 to 12/31/2009.........    $ 6.99       $ 8.48        130,897
    01/01/2010 to 12/31/2010.........    $ 8.48       $10.10        108,496
    01/01/2011 to 04/29/2011.........    $10.10       $11.35              0
 AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO
    07/21/2008* to 12/31/2008........    $10.10       $ 5.59            354
    01/01/2009 to 12/31/2009.........    $ 5.59       $ 9.22         21,493
    01/01/2010 to 12/31/2010.........    $ 9.22       $11.16         57,487
    01/01/2011 to 12/31/2011.........    $11.16       $ 8.81         55,390

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.94       $16.63       417,181
    01/01/2009 to 12/31/2009.........    $16.63       $18.15       376,120
    01/01/2010 to 12/31/2010.........    $18.15       $18.67       283,949
    01/01/2011 to 12/31/2011.........    $18.67       $18.90       241,831
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $20.64       $19.82       673,230
    01/01/2009 to 12/31/2009.........    $19.82       $22.86       695,034
    01/01/2010 to 12/31/2010.........    $22.86       $24.38       586,949
    01/01/2011 to 12/31/2011.........    $24.38       $24.90       532,204
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.02       $ 9.21       152,701
    01/01/2009 to 12/31/2009.........    $ 9.21       $10.94       182,513
    01/01/2010 to 12/31/2010.........    $10.94       $11.98       203,990
    01/01/2011 to 12/31/2011.........    $11.98       $11.98       173,004
 AST PRUDENTIAL CORE BOND PORTFOLIO
    10/31/2011* to 12/31/2011........    $10.02       $10.08             0
 AST QMA US EQUITY ALPHA PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.49       $ 9.23       222,439
    01/01/2009 to 12/31/2009.........    $ 9.23       $11.14       165,516
    01/01/2010 to 12/31/2010.........    $11.14       $12.68       148,208
    01/01/2011 to 12/31/2011.........    $12.68       $12.99       123,296
 AST QUANTITATIVE MODELING PORTFOLIO
    05/02/2011* to 12/31/2011........    $10.00       $ 8.94             0
 AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.76       $13.09        38,831
    01/01/2009 to 12/31/2009.........    $13.09       $16.52        56,078
    01/01/2010 to 12/31/2010.........    $16.52       $18.28        55,356
    01/01/2011 to 12/31/2011.........    $18.28       $17.49        63,882
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.11       $11.66       196,511
    01/01/2009 to 12/31/2009.........    $11.66       $15.45       165,746
    01/01/2010 to 12/31/2010.........    $15.45       $20.87       138,847
    01/01/2011 to 12/31/2011.........    $20.87       $20.46       118,573
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $21.46       $16.30       265,536
    01/01/2009 to 12/31/2009.........    $16.30       $20.49       179,703
    01/01/2010 to 12/31/2010.........    $20.49       $25.56       142,958
    01/01/2011 to 12/31/2011.........    $25.56       $23.79       125,180

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $23.92       $18.81       170,365
    01/01/2009 to 12/31/2009.........    $18.81       $23.12       143,983
    01/01/2010 to 12/31/2010.........    $23.12       $25.53       132,162
    01/01/2011 to 12/31/2011.........    $25.53       $25.78       105,184
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.20       $ 8.54       201,923
    01/01/2009 to 12/31/2009.........    $ 8.54       $10.47       124,152
    01/01/2010 to 12/31/2010.........    $10.47       $11.74       109,186
    01/01/2011 to 12/31/2011.........    $11.74       $11.43        78,033
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.62       $15.75       157,502
    01/01/2009 to 12/31/2009.........    $15.75       $17.49       152,843
    01/01/2010 to 12/31/2010.........    $17.49       $18.30       130,474
    01/01/2011 to 12/31/2011.........    $18.30       $18.87       127,285
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.27       $ 9.96       118,069
    01/01/2009 to 12/31/2009.........    $ 9.96       $15.12       139,111
    01/01/2010 to 12/31/2010.........    $15.12       $17.33        91,822
    01/01/2011 to 12/31/2011.........    $17.33       $16.87        92,278
 AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
    06/30/2008 to 12/31/2008.........    $76.74       $33.42        67,882
    01/01/2009 to 12/31/2009.........    $33.42       $49.42        59,018
    01/01/2010 to 12/31/2010.........    $49.42       $58.93        51,233
    01/01/2011 to 12/31/2011.........    $58.93       $49.64        45,841
 AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
 FORMERLY, AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.81       $ 7.09       126,503
    01/01/2009 to 12/31/2009.........    $ 7.09       $ 9.02        66,395
    01/01/2010 to 12/31/2010.........    $ 9.02       $10.24        85,069
    01/01/2011 to 12/31/2011.........    $10.24       $ 9.78        56,049
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.11       $ 9.37        57,790
    01/01/2009 to 12/31/2009.........    $ 9.37       $10.36        14,693
    01/01/2010 to 12/31/2010.........    $10.36       $11.05        13,807
    01/01/2011 to 12/31/2011.........    $11.05       $11.60        26,245

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA GROWTH FUND
    06/30/2008 to 12/31/2008.........    $11.94       $ 8.09        20,816
    01/01/2009 to 12/31/2009.........    $ 8.09       $11.20        16,013
    01/01/2010 to 07/16/2010.........    $11.20       $11.01             0
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $17.39       $11.40        35,866
    01/01/2009 to 12/31/2009.........    $11.40       $13.08        27,089
    01/01/2010 to 07/16/2010.........    $13.08       $12.47             0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $10.68       $ 8.49         6,360
    01/01/2009 to 12/31/2009.........    $ 8.49       $12.10        13,022
    01/01/2010 to 07/16/2010.........    $12.10       $11.34             0
 FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 4.40       $ 2.94       172,446
    01/01/2009 to 12/31/2009.........    $ 2.94       $ 3.75       134,779
    01/01/2010 to 12/31/2010.........    $ 3.75       $ 4.42       108,376
    01/01/2011 to 12/31/2011.........    $ 4.42       $ 3.90       111,046
 FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND
    06/30/2008 to 12/31/2008.........    $ 9.29       $ 6.67         4,104
    01/01/2009 to 12/31/2009.........    $ 6.67       $ 8.59        14,124
    01/01/2010 to 12/31/2010.........    $ 8.59       $ 9.38        39,395
    01/01/2011 to 12/31/2011.........    $ 9.38       $ 9.13        36,737
 GLOBAL DIVIDEND TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $18.15       $12.49       179,528
    01/01/2009 to 12/31/2009.........    $12.49       $17.45       141,853
    01/01/2010 to 12/31/2010.........    $17.45       $18.95        97,424
    01/01/2011 to 12/31/2011.........    $18.95       $17.36        83,403
 INVESCO V.I. CAPITAL DEVELOPMENT FUND
    04/29/2011* to 12/31/2011........    $10.03       $ 8.21        20,926
 INVESCO V.I. DIVIDEND GROWTH FUND
    04/29/2011* to 12/31/2011........    $ 9.99       $ 9.16        13,364
 INVESCO V.I. DYNAMICS FUND
    06/30/2008 to 12/31/2008.........    $11.48       $ 6.73        49,434
    01/01/2009 to 12/31/2009.........    $ 6.73       $ 9.49        40,967
    01/01/2010 to 12/31/2010.........    $ 9.49       $11.63        27,915
    01/01/2011 to 04/29/2011.........    $11.63       $12.98             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 INVESCO V.I. FINANCIAL SERVICES FUND
    06/30/2008 to 12/31/2008.........    $ 9.26       $ 5.47        25,681
    01/01/2009 to 12/31/2009.........    $ 5.47       $ 6.90        21,361
    01/01/2010 to 12/31/2010.........    $ 6.90       $ 7.54        18,522
    01/01/2011 to 04/29/2011.........    $ 7.54       $ 7.97             0
 INVESCO V.I. GLOBAL HEALTH CARE FUND
    06/30/2008 to 12/31/2008.........    $14.24       $11.16        60,121
    01/01/2009 to 12/31/2009.........    $11.16       $14.11        46,892
    01/01/2010 to 12/31/2010.........    $14.11       $14.71        37,771
    01/01/2011 to 12/31/2011.........    $14.71       $15.14        38,010
 INVESCO V.I. TECHNOLOGY FUND
    06/30/2008 to 12/31/2008.........    $ 5.43       $ 3.42       103,841
    01/01/2009 to 12/31/2009.........    $ 3.42       $ 5.32        89,494
    01/01/2010 to 12/31/2010.........    $ 5.32       $ 6.39        78,382
    01/01/2011 to 12/31/2011.........    $ 6.39       $ 6.01        77,691
 NASDAQ TARGET 15 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.15       $ 5.54       191,981
    01/01/2009 to 12/31/2009.........    $ 5.54       $ 6.41       148,221
    01/01/2010 to 12/31/2010.........    $ 6.41       $ 8.28       101,388
    01/01/2011 to 12/31/2011.........    $ 8.28       $ 8.30        89,189
 NVIT DEVELOPING MARKETS FUND
    06/30/2008 to 12/31/2008.........    $24.18       $11.46       146,892
    01/01/2009 to 12/31/2009.........    $11.46       $18.41       118,600
    01/01/2010 to 12/31/2010.........    $18.41       $21.17        92,641
    01/01/2011 to 12/31/2011.........    $21.17       $16.26        83,337
 PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.10       $ 8.47        16,132
    01/01/2009 to 12/31/2009.........    $ 8.47       $11.50        10,405
    01/01/2010 to 12/31/2010.........    $11.50       $12.98         9,609
    01/01/2011 to 12/31/2011.........    $12.98       $10.93         7,634
 S&P TARGET 24 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 7.72       $ 6.35       187,951
    01/01/2009 to 12/31/2009.........    $ 6.35       $ 7.15       148,864
    01/01/2010 to 12/31/2010.........    $ 7.15       $ 8.45       106,461
    01/01/2011 to 12/31/2011.........    $ 8.45       $ 9.08        88,572
 TARGET MANAGED VIP PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.05       $ 6.45       466,784
    01/01/2009 to 12/31/2009.........    $ 6.45       $ 7.22       347,401
    01/01/2010 to 12/31/2010.........    $ 7.22       $ 8.51       261,237
    01/01/2011 to 12/31/2011.........    $ 8.51       $ 8.28       230,583

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 THE DOW DART 10 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 8.35       $ 6.92       166,189
    01/01/2009 to 12/31/2009.........    $ 6.92       $ 7.81       136,502
    01/01/2010 to 12/31/2010.........    $ 7.81       $ 9.03        85,983
    01/01/2011 to 12/31/2011.........    $ 9.03       $ 9.63        68,896
 THE DOW TARGET DIVIDEND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 8.36       $ 6.76       102,732
    01/01/2009 to 12/31/2009.........    $ 6.76       $ 7.63        85,040
    01/01/2010 to 12/31/2010.........    $ 7.63       $ 8.80        49,111
    01/01/2011 to 12/31/2011.........    $ 8.80       $ 9.24        44,187
 VALUE LINE TARGET 25 PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 5.27       $ 2.43       763,974
    01/01/2009 to 12/31/2009.........    $ 2.43       $ 2.58       559,076
    01/01/2010 to 12/31/2010.........    $ 2.58       $ 3.33       370,909
    01/01/2011 to 12/31/2011.........    $ 3.33       $ 2.48       315,747
 WELLS FARGO ADVANTAGE VT EQUITY INCOME
    06/30/2008 to 12/31/2008.........    $18.62       $13.72         5,737
    01/01/2009 to 12/31/2009.........    $13.72       $15.87         4,939
    01/01/2010 to 07/16/2010.........    $15.87       $15.31             0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $12.49       $15.14        24,499
    01/01/2011 to 12/31/2011.........    $15.14       $13.07        29,906
 WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2
    07/16/2010* to 12/31/2010........    $15.31       $17.89         5,573
    01/01/2011 to 12/31/2011.........    $17.89       $17.33         3,437
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.34       $14.34         6,844
    01/01/2011 to 12/31/2011.........    $14.34       $13.44        14,852
 WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.59       $12.29        11,217
    01/01/2011 to 12/31/2011.........    $12.29       $11.63         9,036

* Denotes the start date of these sub-accounts

                                 OPTIMUM XTRA

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

             ACCUMULATION UNIT VALUES: WITH EBP II OR HAV (2.00%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.66       $ 7.84       9,400,328
    01/01/2009 to 12/31/2009.........    $ 7.84       $ 9.56      11,572,243
    01/01/2010 to 12/31/2010.........    $ 9.56       $10.49       9,571,229
    01/01/2011 to 12/31/2011.........    $10.49       $10.00       7,458,449
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.79       $10.13         432,558
    01/01/2009 to 12/31/2009.........    $10.13       $11.69         495,878
    01/01/2010 to 12/31/2010.........    $11.69       $13.04         325,918
    01/01/2011 to 12/31/2011.........    $13.04       $13.23         289,460
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.71       $ 8.11       5,528,245
    01/01/2009 to 12/31/2009.........    $ 8.11       $ 9.80       8,798,728
    01/01/2010 to 12/31/2010.........    $ 9.80       $10.79       7,024,050
    01/01/2011 to 12/31/2011.........    $10.79       $10.44       5,182,858
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.55       $11.16         374,851
    01/01/2009 to 12/31/2009.........    $11.16       $12.93         346,113
    01/01/2010 to 12/31/2010.........    $12.93       $14.25         297,287
    01/01/2011 to 12/31/2011.........    $14.25       $13.90         215,671
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $ 9.69       $11.28      12,905,774
    01/01/2009 to 12/31/2009.........    $11.28       $11.01      11,423,965
    01/01/2010 to 12/31/2010.........    $11.01       $11.80       7,372,701
    01/01/2011 to 12/31/2011.........    $11.80       $12.31       5,770,635
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.36       1,335,590
    01/01/2010 to 12/31/2010.........    $ 9.36       $10.14         972,743
    01/01/2011 to 12/31/2011.........    $10.14       $10.90         747,805

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.74       4,566,891
    01/01/2011 to 12/31/2011.........    $10.74       $11.73       2,577,818
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $ 9.66       $12.01       7,376,393
    01/01/2009 to 12/31/2009.........    $12.01       $11.06       7,133,884
    01/01/2010 to 12/31/2010.........    $11.06       $12.05       4,327,344
    01/01/2011 to 12/31/2011.........    $12.05       $13.41       6,924,813
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $ 9.68       $12.08       5,692,971
    01/01/2009 to 12/31/2009.........    $12.08       $10.93       5,213,380
    01/01/2010 to 12/31/2010.........    $10.93       $11.93       3,978,286
    01/01/2011 to 12/31/2011.........    $11.93       $13.55       2,040,163
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.77         239,205
    01/01/2010 to 12/31/2010.........    $ 8.77       $ 9.61       3,501,577
    01/01/2011 to 12/31/2011.........    $ 9.61       $11.18         747,648
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $10.99       6,025,992
    01/01/2011 to 12/31/2011.........    $10.99       $12.95       3,151,015
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $12.00       5,394,026
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.72       $ 7.64      11,747,755
    01/01/2009 to 12/31/2009.........    $ 7.64       $ 9.38      14,510,164
    01/01/2010 to 12/31/2010.........    $ 9.38       $10.43      11,072,168
    01/01/2011 to 12/31/2011.........    $10.43       $ 9.97       8,565,131
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $21.40       $14.16         171,371
    01/01/2009 to 12/31/2009.........    $14.16       $18.30         243,592
    01/01/2010 to 12/31/2010.........    $18.30       $23.08         180,347
    01/01/2011 to 12/31/2011.........    $23.08       $24.11         145,127
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $21.00       $14.00         419,386
    01/01/2009 to 12/31/2009.........    $14.00       $18.20         379,572
    01/01/2010 to 12/31/2010.........    $18.20       $23.64         289,027
    01/01/2011 to 12/31/2011.........    $23.64       $20.13         229,446

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.90       $ 9.81      2,137,291
    01/01/2009 to 12/31/2009.........    $ 9.81       $11.46      1,934,817
    01/01/2010 to 12/31/2010.........    $11.46       $12.67      1,584,756
    01/01/2011 to 12/31/2011.........    $12.67       $11.73      1,058,554
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.20       $10.54        395,201
    01/01/2009 to 12/31/2009.........    $10.54       $16.22        468,843
    01/01/2010 to 12/31/2010.........    $16.22       $19.05        361,092
    01/01/2011 to 12/31/2011.........    $19.05       $18.11        221,077
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $20.91       $11.70      1,091,501
    01/01/2009 to 12/31/2009.........    $11.70       $15.51        976,313
    01/01/2010 to 12/31/2010.........    $15.51       $17.41        770,326
    01/01/2011 to 12/31/2011.........    $17.41       $14.85        539,693
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $20.93       $13.44        281,138
    01/01/2009 to 12/31/2009.........    $13.44       $17.18        292,566
    01/01/2010 to 12/31/2010.........    $17.18       $18.71        242,130
    01/01/2011 to 12/31/2011.........    $18.71       $16.03        186,332
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.92      1,344,244
    01/01/2009 to 12/31/2009.........    $10.92       $11.91        336,597
    01/01/2010 to 12/31/2010.........    $11.91       $12.93        179,010
    01/01/2011 to 12/31/2011.........    $12.93       $14.25      1,155,408
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $18.28       $11.79        450,183
    01/01/2009 to 12/31/2009.........    $11.79       $15.70        399,618
    01/01/2010 to 12/31/2010.........    $15.70       $16.49        308,762
    01/01/2011 to 12/31/2011.........    $16.49       $14.68        235,341
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.54       $ 8.69        546,388
    01/01/2009 to 12/31/2009.........    $ 8.69       $10.17        452,623
    01/01/2010 to 12/31/2010.........    $10.17       $11.28        440,901
    01/01/2011 to 12/31/2011.........    $11.28       $10.59        327,994
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.58       $10.45        916,727
    01/01/2009 to 12/31/2009.........    $10.45       $13.79        905,623
    01/01/2010 to 12/31/2010.........    $13.79       $15.33        647,711
    01/01/2011 to 12/31/2011.........    $15.33       $16.55        486,011

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.84       $ 9.53       2,645,237
    01/01/2009 to 12/31/2009.........    $ 9.53       $12.12       2,318,468
    01/01/2010 to 12/31/2010.........    $12.12       $14.22       1,843,523
    01/01/2011 to 12/31/2011.........    $14.22       $13.81       1,221,768
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.44       $ 9.75         381,401
    01/01/2009 to 12/31/2009.........    $ 9.75       $11.88         476,807
    01/01/2010 to 12/31/2010.........    $11.88       $13.13         349,620
    01/01/2011 to 12/31/2011.........    $13.13       $12.79         256,619
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.31       $10.67         157,691
    01/01/2009 to 12/31/2009.........    $10.67       $14.52         148,090
    01/01/2010 to 12/31/2010.........    $14.52       $17.59         115,520
    01/01/2011 to 12/31/2011.........    $17.59       $16.65          81,600
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.37       $10.37      11,771,343
    01/01/2009 to 12/31/2009.........    $10.37       $10.19       5,146,624
    01/01/2010 to 12/31/2010.........    $10.19       $ 9.99       2,539,883
    01/01/2011 to 12/31/2011.........    $ 9.99       $ 9.79       2,629,487
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.83       $10.94         649,182
    01/01/2009 to 12/31/2009.........    $10.94       $15.08         559,513
    01/01/2010 to 12/31/2010.........    $15.08       $18.24         452,422
    01/01/2011 to 12/31/2011.........    $18.24       $17.43         306,085
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $18.05       $11.47         217,294
    01/01/2009 to 12/31/2009.........    $11.47       $14.59         237,239
    01/01/2010 to 12/31/2010.........    $14.59       $18.40         222,681
    01/01/2011 to 12/31/2011.........    $18.40       $18.34         164,934
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.90       $10.25          51,866
    01/01/2009 to 12/31/2009.........    $10.25       $12.31          56,130
    01/01/2010 to 12/31/2010.........    $12.31       $14.51          50,066
    01/01/2011 to 04/29/2011.........    $14.51       $16.26               0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.99       $10.73       3,023,480
    01/01/2009 to 12/31/2009.........    $10.73       $11.59       3,232,705
    01/01/2010 to 12/31/2010.........    $11.59       $11.80       2,405,356
    01/01/2011 to 12/31/2011.........    $11.80       $11.83       1,638,831

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.73       $11.21      2,546,124
    01/01/2009 to 12/31/2009.........    $11.21       $12.80      3,707,147
    01/01/2010 to 12/31/2010.........    $12.80       $13.51      3,188,128
    01/01/2011 to 12/31/2011.........    $13.51       $13.66      2,557,267
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.74       $ 8.92      5,838,176
    01/01/2009 to 12/31/2009.........    $ 8.92       $10.50      7,871,784
    01/01/2010 to 12/31/2010.........    $10.50       $11.38      6,131,743
    01/01/2011 to 12/31/2011.........    $11.38       $11.26      5,324,940
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.33       $ 9.03        254,074
    01/01/2009 to 12/31/2009.........    $ 9.03       $11.85        247,591
    01/01/2010 to 12/31/2010.........    $11.85       $15.84        277,723
    01/01/2011 to 12/31/2011.........    $15.84       $15.37        121,709
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.87       $11.99        987,703
    01/01/2009 to 12/31/2009.........    $11.99       $14.92        848,941
    01/01/2010 to 12/31/2010.........    $14.92       $18.43        606,356
    01/01/2011 to 12/31/2011.........    $18.43       $16.98        406,275
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.44       $ 9.36        354,139
    01/01/2009 to 12/31/2009.........    $ 9.36       $11.36        348,461
    01/01/2010 to 12/31/2010.........    $11.36       $12.61        297,828
    01/01/2011 to 12/31/2011.........    $12.61       $12.15        247,265
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.90       $12.16        694,965
    01/01/2009 to 12/31/2009.........    $12.16       $13.36        671,737
    01/01/2010 to 12/31/2010.........    $13.36       $13.85        570,160
    01/01/2011 to 12/31/2011.........    $13.85       $14.13        482,840
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.20       $ 8.56        829,518
    01/01/2009 to 12/31/2009.........    $ 8.56       $12.87        803,341
    01/01/2010 to 12/31/2010.........    $12.87       $14.61        682,794
    01/01/2011 to 12/31/2011.........    $14.61       $14.07        500,066
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.04       $ 9.27        788,143
    01/01/2009 to 12/31/2009.........    $ 9.27       $10.14        753,947
    01/01/2010 to 12/31/2010.........    $10.14       $10.71        651,819
    01/01/2011 to 12/31/2011.........    $10.71       $11.13        602,850

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $16.60       $10.82       146,290
    01/01/2009 to 12/31/2009.........    $10.82       $12.30       139,726
    01/01/2010 to 07/16/2010.........    $12.30       $11.66             0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $14.51       $11.47        26,469
    01/01/2009 to 12/31/2009.........    $11.47       $16.18        38,725
    01/01/2010 to 07/16/2010.........    $16.18       $15.09             0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.68       $14.09       111,815
    01/01/2011 to 12/31/2011.........    $14.09       $12.05        75,328
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $15.09       $19.00        20,242
    01/01/2011 to 12/31/2011.........    $19.00       $17.62        29,311

* Denotes the start date of these sub-accounts

                                 OPTIMUM XTRA

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

    ACCUMULATION UNIT VALUES: WITH HD GRO OR GRO PLUS 2008 OR GMWB (2.10%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.64       $ 7.82      2,026,858
    01/01/2009 to 12/31/2009.........    $ 7.82       $ 9.52      1,746,844
    01/01/2010 to 12/31/2010.........    $ 9.52       $10.43      1,717,994
    01/01/2011 to 12/31/2011.........    $10.43       $ 9.94      1,611,057
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.75       $ 8.62         30,696
    01/01/2009 to 12/31/2009.........    $ 8.62       $ 9.94         29,847
    01/01/2010 to 12/31/2010.........    $ 9.94       $11.08         24,289
    01/01/2011 to 12/31/2011.........    $11.08       $11.24         55,242
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.69       $ 8.09      1,399,307
    01/01/2009 to 12/31/2009.........    $ 8.09       $ 9.76      1,396,454
    01/01/2010 to 12/31/2010.........    $ 9.76       $10.73        921,029
    01/01/2011 to 12/31/2011.........    $10.73       $10.38        832,449
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.32       $ 9.55         30,596
    01/01/2009 to 12/31/2009.........    $ 9.55       $11.06         30,943
    01/01/2010 to 12/31/2010.........    $11.06       $12.17         16,444
    01/01/2011 to 12/31/2011.........    $12.17       $11.86         17,128
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $ 9.68       $11.27        826,382
    01/01/2009 to 12/31/2009.........    $11.27       $10.99        749,314
    01/01/2010 to 12/31/2010.........    $10.99       $11.77        572,660
    01/01/2011 to 12/31/2011.........    $11.77       $12.26        538,830
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.35        306,516
    01/01/2010 to 12/31/2010.........    $ 9.35       $10.12        162,870
    01/01/2011 to 12/31/2011.........    $10.12       $10.86        148,123

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.73        824,620
    01/01/2011 to 12/31/2011.........    $10.73       $11.70        500,514
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $ 9.65       $12.00        506,041
    01/01/2009 to 12/31/2009.........    $12.00       $11.04        799,547
    01/01/2010 to 12/31/2010.........    $11.04       $12.01        542,067
    01/01/2011 to 12/31/2011.........    $12.01       $13.36        748,102
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $ 9.67       $12.07        160,720
    01/01/2009 to 12/31/2009.........    $12.07       $10.91        378,790
    01/01/2010 to 12/31/2010.........    $10.91       $11.89        235,797
    01/01/2011 to 12/31/2011.........    $11.89       $13.50        117,856
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.76          7,244
    01/01/2010 to 12/31/2010.........    $ 8.76       $ 9.59      1,468,470
    01/01/2011 to 12/31/2011.........    $ 9.59       $11.15        297,401
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $10.97      1,158,302
    01/01/2011 to 12/31/2011.........    $10.97       $12.93        841,527
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $11.98      1,012,143
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.69       $ 7.62      3,719,626
    01/01/2009 to 12/31/2009.........    $ 7.62       $ 9.35      3,832,960
    01/01/2010 to 12/31/2010.........    $ 9.35       $10.37      3,342,022
    01/01/2011 to 12/31/2011.........    $10.37       $ 9.91      2,940,742
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.04       $10.61         22,662
    01/01/2009 to 12/31/2009.........    $10.61       $13.70         12,766
    01/01/2010 to 12/31/2010.........    $13.70       $17.26         18,979
    01/01/2011 to 12/31/2011.........    $17.26       $18.01          9,521
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.45       $ 8.96         68,386
    01/01/2009 to 12/31/2009.........    $ 8.96       $11.64         66,296
    01/01/2010 to 12/31/2010.........    $11.64       $15.11         51,046
    01/01/2011 to 12/31/2011.........    $15.11       $12.85         53,009

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.53       $ 8.13       303,603
    01/01/2009 to 12/31/2009.........    $ 8.13       $ 9.49       284,330
    01/01/2010 to 12/31/2010.........    $ 9.49       $10.49       261,782
    01/01/2011 to 12/31/2011.........    $10.49       $ 9.70       231,127
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.13       $ 8.65        47,484
    01/01/2009 to 12/31/2009.........    $ 8.65       $13.30        52,461
    01/01/2010 to 12/31/2010.........    $13.30       $15.61        49,066
    01/01/2011 to 12/31/2011.........    $15.61       $14.83        45,390
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.46       $ 9.21       149,395
    01/01/2009 to 12/31/2009.........    $ 9.21       $12.19       149,271
    01/01/2010 to 12/31/2010.........    $12.19       $13.67       131,631
    01/01/2011 to 12/31/2011.........    $13.67       $11.65       121,092
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.47       $11.21        42,818
    01/01/2009 to 12/31/2009.........    $11.21       $14.33        34,336
    01/01/2010 to 12/31/2010.........    $14.33       $15.58        28,297
    01/01/2011 to 12/31/2011.........    $15.58       $13.34        25,285
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.91             0
    01/01/2009 to 12/31/2009.........    $10.91       $11.89             0
    01/01/2010 to 12/31/2010.........    $11.89       $12.90             0
    01/01/2011 to 12/31/2011.........    $12.90       $14.20             0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.43       $ 9.95        31,277
    01/01/2009 to 12/31/2009.........    $ 9.95       $13.23        14,262
    01/01/2010 to 12/31/2010.........    $13.23       $13.88         9,084
    01/01/2011 to 12/31/2011.........    $13.88       $12.35        13,713
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.20       $ 7.76       107,697
    01/01/2009 to 12/31/2009.........    $ 7.76       $ 9.08        86,316
    01/01/2010 to 12/31/2010.........    $ 9.08       $10.06        88,789
    01/01/2011 to 12/31/2011.........    $10.06       $ 9.43        69,174
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.81       $ 9.08        59,432
    01/01/2009 to 12/31/2009.........    $ 9.08       $11.97        89,697
    01/01/2010 to 12/31/2010.........    $11.97       $13.29        57,059
    01/01/2011 to 12/31/2011.........    $13.29       $14.34        43,721

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.39       $ 7.95        366,476
    01/01/2009 to 12/31/2009.........    $ 7.95       $10.10        332,996
    01/01/2010 to 12/31/2010.........    $10.10       $11.84        281,480
    01/01/2011 to 12/31/2011.........    $11.84       $11.49        241,628
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.87       $ 8.68         27,492
    01/01/2009 to 12/31/2009.........    $ 8.68       $10.57         23,783
    01/01/2010 to 12/31/2010.........    $10.57       $11.67         18,671
    01/01/2011 to 12/31/2011.........    $11.67       $11.36         18,058
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.09       $ 8.56         28,505
    01/01/2009 to 12/31/2009.........    $ 8.56       $11.64         15,964
    01/01/2010 to 12/31/2010.........    $11.64       $14.08         16,202
    01/01/2011 to 12/31/2011.........    $14.08       $13.31         11,146
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.44       $10.44      1,342,066
    01/01/2009 to 12/31/2009.........    $10.44       $10.25        644,748
    01/01/2010 to 12/31/2010.........    $10.25       $10.03        305,923
    01/01/2011 to 12/31/2011.........    $10.03       $ 9.83        258,571
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.44       $ 8.86         62,723
    01/01/2009 to 12/31/2009.........    $ 8.86       $12.19         57,565
    01/01/2010 to 12/31/2010.........    $12.19       $14.73         59,399
    01/01/2011 to 12/31/2011.........    $14.73       $14.07         39,680
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.29       $ 9.71         31,135
    01/01/2009 to 12/31/2009.........    $ 9.71       $12.34         16,706
    01/01/2010 to 12/31/2010.........    $12.34       $15.54         22,054
    01/01/2011 to 12/31/2011.........    $15.54       $15.47         15,369
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.66       $ 7.51         15,762
    01/01/2009 to 12/31/2009.........    $ 7.51       $ 9.01         12,662
    01/01/2010 to 12/31/2010.........    $ 9.01       $10.61         14,914
    01/01/2011 to 04/29/2011.........    $10.61       $11.89              0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.73       $10.48        236,700
    01/01/2009 to 12/31/2009.........    $10.48       $11.30        333,427
    01/01/2010 to 12/31/2010.........    $11.30       $11.50        201,244
    01/01/2011 to 12/31/2011.........    $11.50       $11.51        162,891

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.23       $10.72        338,941
    01/01/2009 to 12/31/2009.........    $10.72       $12.23        394,877
    01/01/2010 to 12/31/2010.........    $12.23       $12.90        263,993
    01/01/2011 to 12/31/2011.........    $12.90       $13.03        304,428
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.71       $ 8.90      1,387,683
    01/01/2009 to 12/31/2009.........    $ 8.90       $10.46      1,694,166
    01/01/2010 to 12/31/2010.........    $10.46       $11.32      1,190,107
    01/01/2011 to 12/31/2011.........    $11.32       $11.19      1,035,239
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.12       $ 6.85         28,498
    01/01/2009 to 12/31/2009.........    $ 6.85       $ 8.98         31,926
    01/01/2010 to 12/31/2010.........    $ 8.98       $12.00         35,544
    01/01/2011 to 12/31/2011.........    $12.00       $11.63         38,469
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.57       $ 9.49        101,244
    01/01/2009 to 12/31/2009.........    $ 9.49       $11.80         80,252
    01/01/2010 to 12/31/2010.........    $11.80       $14.56         68,232
    01/01/2011 to 12/31/2011.........    $14.56       $13.40         58,191
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.28       $ 7.86         69,054
    01/01/2009 to 12/31/2009.........    $ 7.86       $ 9.52         61,684
    01/01/2010 to 12/31/2010.........    $ 9.52       $10.56         55,741
    01/01/2011 to 12/31/2011.........    $10.56       $10.17         45,969
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.64       $10.97         62,683
    01/01/2009 to 12/31/2009.........    $10.97       $12.04         74,058
    01/01/2010 to 12/31/2010.........    $12.04       $12.46         60,518
    01/01/2011 to 12/31/2011.........    $12.46       $12.70         49,111
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.91       $ 7.72        150,031
    01/01/2009 to 12/31/2009.........    $ 7.72       $11.59        123,660
    01/01/2010 to 12/31/2010.........    $11.59       $13.14         99,546
    01/01/2011 to 12/31/2011.........    $13.14       $12.65         85,531
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.04       $ 9.26        164,058
    01/01/2009 to 12/31/2009.........    $ 9.26       $10.12        149,997
    01/01/2010 to 12/31/2010.........    $10.12       $10.67         96,819
    01/01/2011 to 12/31/2011.........    $10.67       $11.08         75,584

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $16.52       $10.77        14,859
    01/01/2009 to 12/31/2009.........    $10.77       $12.22         6,479
    01/01/2010 to 07/16/2010.........    $12.22       $11.58             0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $11.45       $ 9.04           182
    01/01/2009 to 12/31/2009.........    $ 9.04       $12.75         5,641
    01/01/2010 to 07/16/2010.........    $12.75       $11.88             0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.60       $13.99         4,650
    01/01/2011 to 12/31/2011.........    $13.99       $11.95         5,298
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.88       $14.95         3,585
    01/01/2011 to 12/31/2011.........    $14.95       $13.85         2,342

* Denotes the start date of these sub-accounts

                                 OPTIMUM XTRA

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: WITH HDV OR COMBO 5% ROLL-UP/HAV OR EBP II AND HAV
                                    (2.25%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.59       $ 7.78      75,453,329
    01/01/2009 to 12/31/2009.........    $ 7.78       $ 9.46      74,798,204
    01/01/2010 to 12/31/2010.........    $ 9.46       $10.35      72,644,706
    01/01/2011 to 12/31/2011.........    $10.35       $ 9.85      61,319,650
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 8.97       $ 6.58         771,578
    01/01/2009 to 12/31/2009.........    $ 6.58       $ 7.57       1,273,959
    01/01/2010 to 12/31/2010.........    $ 7.57       $ 8.43       1,430,682
    01/01/2011 to 12/31/2011.........    $ 8.43       $ 8.53       1,430,887
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.64       $ 8.05      25,276,368
    01/01/2009 to 12/31/2009.........    $ 8.05       $ 9.70      31,686,971
    01/01/2010 to 12/31/2010.........    $ 9.70       $10.65      36,176,891
    01/01/2011 to 12/31/2011.........    $10.65       $10.28      28,001,755
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.53       $ 8.26         357,327
    01/01/2009 to 12/31/2009.........    $ 8.26       $ 9.55         955,597
    01/01/2010 to 12/31/2010.........    $ 9.55       $10.50       2,241,213
    01/01/2011 to 12/31/2011.........    $10.50       $10.21         930,254
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $ 9.68       $11.25       1,472,001
    01/01/2009 to 12/31/2009.........    $11.25       $10.96       1,375,798
    01/01/2010 to 12/31/2010.........    $10.96       $11.71       1,085,813
    01/01/2011 to 12/31/2011.........    $11.71       $12.18       1,057,536
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.34         301,692
    01/01/2010 to 12/31/2010.........    $ 9.34       $10.09       1,956,001
    01/01/2011 to 12/31/2011.........    $10.09       $10.81       5,687,758

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.71       5,765,075
    01/01/2011 to 12/31/2011.........    $10.71       $11.67      16,283,905
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $ 9.65       $11.98         794,529
    01/01/2009 to 12/31/2009.........    $11.98       $11.01         648,900
    01/01/2010 to 12/31/2010.........    $11.01       $11.96         380,587
    01/01/2011 to 12/31/2011.........    $11.96       $13.28      18,091,824
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $ 9.67       $12.05         945,503
    01/01/2009 to 12/31/2009.........    $12.05       $10.87         975,406
    01/01/2010 to 12/31/2010.........    $10.87       $11.84         825,635
    01/01/2011 to 12/31/2011.........    $11.84       $13.42         493,191
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.75          23,608
    01/01/2010 to 12/31/2010.........    $ 8.75       $ 9.56       1,680,903
    01/01/2011 to 12/31/2011.........    $ 9.56       $11.10         404,480
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $10.96       1,406,400
    01/01/2011 to 12/31/2011.........    $10.96       $12.89      16,469,682
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $11.97       6,285,340
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.65       $ 7.58     101,095,109
    01/01/2009 to 12/31/2009.........    $ 7.58       $ 9.29     102,077,908
    01/01/2010 to 12/31/2010.........    $ 9.29       $10.29     101,267,042
    01/01/2011 to 12/31/2011.........    $10.29       $ 9.82      83,369,592
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.92       $10.52         126,275
    01/01/2009 to 12/31/2009.........    $10.52       $13.57         335,750
    01/01/2010 to 12/31/2010.........    $13.57       $17.07         391,589
    01/01/2011 to 12/31/2011.........    $17.07       $17.79         219,652
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.22       $ 6.80       4,202,964
    01/01/2009 to 12/31/2009.........    $ 6.80       $ 8.82       3,992,101
    01/01/2010 to 12/31/2010.........    $ 8.82       $11.43       4,161,419
    01/01/2011 to 12/31/2011.........    $11.43       $ 9.71       3,304,315

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.64       $ 7.50      14,888,690
    01/01/2009 to 12/31/2009.........    $ 7.50       $ 8.74      14,472,445
    01/01/2010 to 12/31/2010.........    $ 8.74       $ 9.64      13,447,482
    01/01/2011 to 12/31/2011.........    $ 9.64       $ 8.90      11,688,804
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 4.98       $ 3.05       4,668,204
    01/01/2009 to 12/31/2009.........    $ 3.05       $ 4.68       4,863,161
    01/01/2010 to 12/31/2010.........    $ 4.68       $ 5.48       5,034,524
    01/01/2011 to 12/31/2011.........    $ 5.48       $ 5.19       3,140,160
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $21.47       $12.00       5,724,854
    01/01/2009 to 12/31/2009.........    $12.00       $15.87       5,162,536
    01/01/2010 to 12/31/2010.........    $15.87       $17.76       5,317,631
    01/01/2011 to 12/31/2011.........    $17.76       $15.12       4,477,136
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.10       $ 5.84       2,755,958
    01/01/2009 to 12/31/2009.........    $ 5.84       $ 7.44       2,910,615
    01/01/2010 to 12/31/2010.........    $ 7.44       $ 8.08       2,881,182
    01/01/2011 to 12/31/2011.........    $ 8.08       $ 6.91       2,224,758
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.91       1,214,623
    01/01/2009 to 12/31/2009.........    $10.91       $11.86         315,474
    01/01/2010 to 12/31/2010.........    $11.86       $12.85         158,509
    01/01/2011 to 12/31/2011.........    $12.85       $14.13       1,389,924
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.75       $ 6.28         975,043
    01/01/2009 to 12/31/2009.........    $ 6.28       $ 8.34       1,395,597
    01/01/2010 to 12/31/2010.........    $ 8.34       $ 8.74       1,243,521
    01/01/2011 to 12/31/2011.........    $ 8.74       $ 7.76         828,367
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.23       $ 6.39       6,057,693
    01/01/2009 to 12/31/2009.........    $ 6.39       $ 7.46       5,641,907
    01/01/2010 to 12/31/2010.........    $ 7.46       $ 8.25       5,357,208
    01/01/2011 to 12/31/2011.........    $ 8.25       $ 7.73       4,506,463
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.08       $10.05       3,023,716
    01/01/2009 to 12/31/2009.........    $10.05       $13.23       2,831,230
    01/01/2010 to 12/31/2010.........    $13.23       $14.66       2,484,757
    01/01/2011 to 12/31/2011.........    $14.66       $15.79       2,014,193

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.74       $ 6.25      21,934,912
    01/01/2009 to 12/31/2009.........    $ 6.25       $ 7.92      19,929,998
    01/01/2010 to 12/31/2010.........    $ 7.92       $ 9.28      19,072,610
    01/01/2011 to 12/31/2011.........    $ 9.28       $ 8.99      15,345,638
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 7.77       $ 5.24       2,384,441
    01/01/2009 to 12/31/2009.........    $ 5.24       $ 6.37       2,663,189
    01/01/2010 to 12/31/2010.........    $ 6.37       $ 7.02       2,436,368
    01/01/2011 to 12/31/2011.........    $ 7.02       $ 6.82       2,244,120
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.92       $ 7.79         332,297
    01/01/2009 to 12/31/2009.........    $ 7.79       $10.58         511,219
    01/01/2010 to 12/31/2010.........    $10.58       $12.78       1,099,827
    01/01/2011 to 12/31/2011.........    $12.78       $12.06         585,815
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.54       $10.53       2,377,836
    01/01/2009 to 12/31/2009.........    $10.53       $10.32       3,829,439
    01/01/2010 to 12/31/2010.........    $10.32       $10.09       3,509,980
    01/01/2011 to 12/31/2011.........    $10.09       $ 9.86       2,513,603
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.61       $10.79       2,188,696
    01/01/2009 to 12/31/2009.........    $10.79       $14.84       2,033,956
    01/01/2010 to 12/31/2010.........    $14.84       $17.90       1,807,620
    01/01/2011 to 12/31/2011.........    $17.90       $17.07       1,391,570
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 8.81       $ 5.59         501,805
    01/01/2009 to 12/31/2009.........    $ 5.59       $ 7.09         649,456
    01/01/2010 to 12/31/2010.........    $ 7.09       $ 8.92         978,075
    01/01/2011 to 12/31/2011.........    $ 8.92       $ 8.87         702,733
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 7.40       $ 4.76         121,677
    01/01/2009 to 12/31/2009.........    $ 4.76       $ 5.71         232,172
    01/01/2010 to 12/31/2010.........    $ 5.71       $ 6.71         304,468
    01/01/2011 to 04/29/2011.........    $ 6.71       $ 7.51               0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.39       $12.09       6,660,709
    01/01/2009 to 12/31/2009.........    $12.09       $13.02       7,445,388
    01/01/2010 to 12/31/2010.........    $13.02       $13.23       7,123,302
    01/01/2011 to 12/31/2011.........    $13.23       $13.22       5,625,465

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.10       $13.45       6,994,579
    01/01/2009 to 12/31/2009.........    $13.45       $15.32      10,035,432
    01/01/2010 to 12/31/2010.........    $15.32       $16.13      11,515,430
    01/01/2011 to 12/31/2011.........    $16.13       $16.27       8,611,634
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.67       $ 8.85      31,839,577
    01/01/2009 to 12/31/2009.........    $ 8.85       $10.39      39,603,313
    01/01/2010 to 12/31/2010.........    $10.39       $11.23      43,592,221
    01/01/2011 to 12/31/2011.........    $11.23       $11.09      40,512,789
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.43       $11.12         634,820
    01/01/2009 to 12/31/2009.........    $11.12       $14.55         668,952
    01/01/2010 to 12/31/2010.........    $14.55       $19.41         917,014
    01/01/2011 to 12/31/2011.........    $19.41       $18.79         589,865
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.31       $12.31       3,408,854
    01/01/2009 to 12/31/2009.........    $12.31       $15.28       3,254,555
    01/01/2010 to 12/31/2010.........    $15.28       $18.82       3,434,943
    01/01/2011 to 12/31/2011.........    $18.82       $17.29       2,484,653
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.13       $ 7.75       4,124,590
    01/01/2009 to 12/31/2009.........    $ 7.75       $ 9.38       3,819,071
    01/01/2010 to 12/31/2010.........    $ 9.38       $10.38       3,742,939
    01/01/2011 to 12/31/2011.........    $10.38       $ 9.98       3,116,748
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.80       $13.93       1,722,092
    01/01/2009 to 12/31/2009.........    $13.93       $15.27       2,184,589
    01/01/2010 to 12/31/2010.........    $15.27       $15.78       2,318,146
    01/01/2011 to 12/31/2011.........    $15.78       $16.06       1,633,647
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 6.59       $ 4.27       9,138,560
    01/01/2009 to 12/31/2009.........    $ 4.27       $ 6.40       9,157,180
    01/01/2010 to 12/31/2010.........    $ 6.40       $ 7.24       8,869,616
    01/01/2011 to 12/31/2011.........    $ 7.24       $ 6.96       6,383,742
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.03       $ 9.24       3,325,125
    01/01/2009 to 12/31/2009.........    $ 9.24       $10.08       3,504,626
    01/01/2010 to 12/31/2010.........    $10.08       $10.62       5,328,912
    01/01/2011 to 12/31/2011.........    $10.62       $11.01       3,326,989

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $16.71       $10.88        68,654
    01/01/2009 to 12/31/2009.........    $10.88       $12.33        94,271
    01/01/2010 to 07/16/2010.........    $12.33       $11.68             0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $ 9.75       $ 7.70        24,749
    01/01/2009 to 12/31/2009.........    $ 7.70       $10.83        50,099
    01/01/2010 to 07/16/2010.........    $10.83       $10.09             0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.69       $14.10        42,309
    01/01/2011 to 12/31/2011.........    $14.10       $12.02        16,879
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $10.09       $12.69        26,995
    01/01/2011 to 12/31/2011.........    $12.69       $11.74        37,288

* Denotes the start date of these sub-accounts

                                 OPTIMUM XTRA

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

                ACCUMULATION UNIT VALUES: WITH LIFETIME FIVE OR
                     HIGHEST DAILY LIFETIME FIVE OR HDGRO,
              GRO PLUS 2008 AND EBP II OR GMWB AND EBP II OR GMWB
                        AND HAV OR HD GRO, GRO PLUS 2008
           AND HAV OR HD GRO 60 BPS OR GRO PLUS 2008 60 BPS (2.35%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.57       $ 7.76      1,833,767
    01/01/2009 to 12/31/2009.........    $ 7.76       $ 9.42      1,754,353
    01/01/2010 to 12/31/2010.........    $ 9.42       $10.30      1,672,915
    01/01/2011 to 12/31/2011.........    $10.30       $ 9.79      1,419,829
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.94       $ 7.29         47,683
    01/01/2009 to 12/31/2009.........    $ 7.29       $ 8.38         63,043
    01/01/2010 to 12/31/2010.........    $ 8.38       $ 9.31         59,677
    01/01/2011 to 12/31/2011.........    $ 9.31       $ 9.42         99,301
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.62       $ 8.02      1,031,078
    01/01/2009 to 12/31/2009.........    $ 8.02       $ 9.66      1,211,155
    01/01/2010 to 12/31/2010.........    $ 9.66       $10.59      1,128,800
    01/01/2011 to 12/31/2011.........    $10.59       $10.22      1,006,466
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.69       $ 7.66         24,873
    01/01/2009 to 12/31/2009.........    $ 7.66       $ 8.84         68,646
    01/01/2010 to 12/31/2010.........    $ 8.84       $ 9.71         68,766
    01/01/2011 to 12/31/2011.........    $ 9.71       $ 9.44         57,567
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $ 9.67       $11.24         73,879
    01/01/2009 to 12/31/2009.........    $11.24       $10.93         83,848
    01/01/2010 to 12/31/2010.........    $10.93       $11.68         44,503
    01/01/2011 to 12/31/2011.........    $11.68       $12.13         33,197
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.33         15,146
    01/01/2010 to 12/31/2010.........    $ 9.33       $10.07         33,608
    01/01/2011 to 12/31/2011.........    $10.07       $10.78        136,596

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.70        248,740
    01/01/2011 to 12/31/2011.........    $10.70       $11.64        394,728
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $10.06       $12.49        103,181
    01/01/2009 to 12/31/2009.........    $12.49       $11.46         98,995
    01/01/2010 to 12/31/2010.........    $11.46       $12.44         67,820
    01/01/2011 to 12/31/2011.........    $12.44       $13.80        332,554
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $10.08       $12.56         11,666
    01/01/2009 to 12/31/2009.........    $12.56       $11.32         33,306
    01/01/2010 to 12/31/2010.........    $11.32       $12.31         40,947
    01/01/2011 to 12/31/2011.........    $12.31       $13.95          4,588
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.74         12,609
    01/01/2010 to 12/31/2010.........    $ 8.74       $ 9.55        159,883
    01/01/2011 to 12/31/2011.........    $ 9.55       $11.06         17,114
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $10.95        167,616
    01/01/2011 to 12/31/2011.........    $10.95       $12.86        544,749
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $11.95        210,502
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.62       $ 7.56      3,585,836
    01/01/2009 to 12/31/2009.........    $ 7.56       $ 9.25      3,615,050
    01/01/2010 to 12/31/2010.........    $ 9.25       $10.24      3,318,055
    01/01/2011 to 12/31/2011.........    $10.24       $ 9.76      2,982,427
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.97       $ 7.91          4,834
    01/01/2009 to 12/31/2009.........    $ 7.91       $10.19         34,036
    01/01/2010 to 12/31/2010.........    $10.19       $12.80         53,001
    01/01/2011 to 12/31/2011.........    $12.80       $13.33         32,781
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.70       $ 7.12        154,292
    01/01/2009 to 12/31/2009.........    $ 7.12       $ 9.22        197,564
    01/01/2010 to 12/31/2010.........    $ 9.22       $11.94        163,532
    01/01/2011 to 12/31/2011.........    $11.94       $10.13        139,273

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.86       $ 6.95       503,014
    01/01/2009 to 12/31/2009.........    $ 6.95       $ 8.09       501,327
    01/01/2010 to 12/31/2010.........    $ 8.09       $ 8.91       482,472
    01/01/2011 to 12/31/2011.........    $ 8.91       $ 8.22       480,887
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.03       $ 7.35        85,001
    01/01/2009 to 12/31/2009.........    $ 7.35       $11.28        87,967
    01/01/2010 to 12/31/2010.........    $11.28       $13.20        73,569
    01/01/2011 to 12/31/2011.........    $13.20       $12.50        89,324
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.40       $ 7.49       339,291
    01/01/2009 to 12/31/2009.........    $ 7.49       $ 9.89       353,756
    01/01/2010 to 12/31/2010.........    $ 9.89       $11.06       357,084
    01/01/2011 to 12/31/2011.........    $11.06       $ 9.40       301,408
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.00       $ 8.33       113,927
    01/01/2009 to 12/31/2009.........    $ 8.33       $10.62       102,503
    01/01/2010 to 12/31/2010.........    $10.62       $11.52       105,211
    01/01/2011 to 12/31/2011.........    $11.52       $ 9.84        92,403
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.90             0
    01/01/2009 to 12/31/2009.........    $10.90       $11.85             0
    01/01/2010 to 12/31/2010.........    $11.85       $12.82             0
    01/01/2011 to 12/31/2011.........    $12.82       $14.08             0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.06       $ 7.77        25,699
    01/01/2009 to 12/31/2009.........    $ 7.77       $10.31        60,112
    01/01/2010 to 12/31/2010.........    $10.31       $10.79        47,801
    01/01/2011 to 12/31/2011.........    $10.79       $ 9.57        37,010
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.49       $ 6.57       282,100
    01/01/2009 to 12/31/2009.........    $ 6.57       $ 7.66       252,500
    01/01/2010 to 12/31/2010.........    $ 7.66       $ 8.47       236,519
    01/01/2011 to 12/31/2011.........    $ 8.47       $ 7.92       185,189
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.72       $ 8.23       100,064
    01/01/2009 to 12/31/2009.........    $ 8.23       $10.82       108,323
    01/01/2010 to 12/31/2010.........    $10.82       $11.98        81,584
    01/01/2011 to 12/31/2011.........    $11.98       $12.89        69,208

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.94       $ 7.01       731,541
    01/01/2009 to 12/31/2009.........    $ 7.01       $ 8.88       718,290
    01/01/2010 to 12/31/2010.........    $ 8.88       $10.39       655,807
    01/01/2011 to 12/31/2011.........    $10.39       $10.05       540,071
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.88       $ 8.01        80,355
    01/01/2009 to 12/31/2009.........    $ 8.01       $ 9.72        92,638
    01/01/2010 to 12/31/2010.........    $ 9.72       $10.70        86,969
    01/01/2011 to 12/31/2011.........    $10.70       $10.39       111,179
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.65       $ 6.96        30,027
    01/01/2009 to 12/31/2009.........    $ 6.96       $ 9.44         8,975
    01/01/2010 to 12/31/2010.........    $ 9.44       $11.39        27,296
    01/01/2011 to 12/31/2011.........    $11.39       $10.74        31,753
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.53       $10.52       143,022
    01/01/2009 to 12/31/2009.........    $10.52       $10.29       270,651
    01/01/2010 to 12/31/2010.........    $10.29       $10.05       118,303
    01/01/2011 to 12/31/2011.........    $10.05       $ 9.82       123,498
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.85       $ 6.65        99,662
    01/01/2009 to 12/31/2009.........    $ 6.65       $ 9.13       101,178
    01/01/2010 to 12/31/2010.........    $ 9.13       $11.00       113,459
    01/01/2011 to 12/31/2011.........    $11.00       $10.48        78,585
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.10       $ 8.31         6,554
    01/01/2009 to 12/31/2009.........    $ 8.31       $10.53         5,504
    01/01/2010 to 12/31/2010.........    $10.53       $13.23         5,881
    01/01/2011 to 12/31/2011.........    $13.23       $13.14         3,809
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.90       $ 7.02         3,031
    01/01/2009 to 12/31/2009.........    $ 7.02       $ 8.40         3,187
    01/01/2010 to 12/31/2010.........    $ 8.40       $ 9.86         2,350
    01/01/2011 to 04/29/2011.........    $ 9.86       $11.03             0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.71       $10.44       243,437
    01/01/2009 to 12/31/2009.........    $10.44       $11.23       281,736
    01/01/2010 to 12/31/2010.........    $11.23       $11.40       231,038
    01/01/2011 to 12/31/2011.........    $11.40       $11.38       206,551

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.82       $10.32        363,898
    01/01/2009 to 12/31/2009.........    $10.32       $11.74        584,525
    01/01/2010 to 12/31/2010.........    $11.74       $12.35        573,212
    01/01/2011 to 12/31/2011.........    $12.35       $12.44        605,075
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.64       $ 8.83      1,873,756
    01/01/2009 to 12/31/2009.........    $ 8.83       $10.35      1,676,258
    01/01/2010 to 12/31/2010.........    $10.35       $11.17      1,322,949
    01/01/2011 to 12/31/2011.........    $11.17       $11.02      1,558,108
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.19       $ 7.57         46,585
    01/01/2009 to 12/31/2009.........    $ 7.57       $ 9.90         53,476
    01/01/2010 to 12/31/2010.........    $ 9.90       $13.19         74,209
    01/01/2011 to 12/31/2011.........    $13.19       $12.75         34,677
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.41       $ 7.85        198,079
    01/01/2009 to 12/31/2009.........    $ 7.85       $ 9.73        220,227
    01/01/2010 to 12/31/2010.........    $ 9.73       $11.97        205,882
    01/01/2011 to 12/31/2011.........    $11.97       $10.99        170,842
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.33       $ 6.49        263,166
    01/01/2009 to 12/31/2009.........    $ 6.49       $ 7.85        240,344
    01/01/2010 to 12/31/2010.........    $ 7.85       $ 8.68        223,493
    01/01/2011 to 12/31/2011.........    $ 8.68       $ 8.33        168,201
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.57       $ 9.94         88,108
    01/01/2009 to 12/31/2009.........    $ 9.94       $10.89        120,389
    01/01/2010 to 12/31/2010.........    $10.89       $11.24        105,948
    01/01/2011 to 12/31/2011.........    $11.24       $11.43         84,604
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.78       $ 7.62        291,048
    01/01/2009 to 12/31/2009.........    $ 7.62       $11.42        308,179
    01/01/2010 to 12/31/2010.........    $11.42       $12.91        288,916
    01/01/2011 to 12/31/2011.........    $12.91       $12.40        221,048
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.02       $ 9.23        100,964
    01/01/2009 to 12/31/2009.........    $ 9.23       $10.06        142,410
    01/01/2010 to 12/31/2010.........    $10.06       $10.59        134,991
    01/01/2011 to 12/31/2011.........    $10.59       $10.96        101,814

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $12.97       $ 8.44           38
    01/01/2009 to 12/31/2009.........    $ 8.44       $ 9.56        1,320
    01/01/2010 to 07/16/2010.........    $ 9.56       $ 9.04            0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $10.76       $ 8.49        1,419
    01/01/2009 to 12/31/2009.........    $ 8.49       $11.94        4,591
    01/01/2010 to 07/16/2010.........    $11.94       $11.11            0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 9.05       $10.91          439
    01/01/2011 to 12/31/2011.........    $10.91       $ 9.29            0
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.11       $13.96        2,254
    01/01/2011 to 12/31/2011.........    $13.96       $12.91        1,404

* Denotes the start date of these sub-accounts

                                 OPTIMUM XTRA

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

         ACCUMULATION UNIT VALUES: WITH SPOUSAL LIFETIME FIVE (2.50%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.52       $ 7.72      9,794,274
    01/01/2009 to 12/31/2009.........    $ 7.72       $ 9.36      9,176,774
    01/01/2010 to 12/31/2010.........    $ 9.36       $10.22      9,120,739
    01/01/2011 to 12/31/2011.........    $10.22       $ 9.70      8,340,337
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.53       $ 8.44         13,191
    01/01/2009 to 12/31/2009.........    $ 8.44       $ 9.69         46,726
    01/01/2010 to 12/31/2010.........    $ 9.69       $10.76         84,696
    01/01/2011 to 12/31/2011.........    $10.76       $10.87         74,554
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.57       $ 7.98      4,321,571
    01/01/2009 to 12/31/2009.........    $ 7.98       $ 9.60      4,400,120
    01/01/2010 to 12/31/2010.........    $ 9.60       $10.51      4,724,825
    01/01/2011 to 12/31/2011.........    $10.51       $10.12      4,223,929
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.06       $ 9.35         36,417
    01/01/2009 to 12/31/2009.........    $ 9.35       $10.78         41,463
    01/01/2010 to 12/31/2010.........    $10.78       $11.82         59,090
    01/01/2011 to 12/31/2011.........    $11.82       $11.47         41,624
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $ 9.66       $11.22        656,950
    01/01/2009 to 12/31/2009.........    $11.22       $10.90        730,606
    01/01/2010 to 12/31/2010.........    $10.90       $11.63        523,261
    01/01/2011 to 12/31/2011.........    $11.63       $12.06        473,027

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.31          93,200
    01/01/2010 to 12/31/2010.........    $ 9.31       $10.04         113,300
    01/01/2011 to 12/31/2011.........    $10.04       $10.73         207,529
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.69         409,544
    01/01/2011 to 12/31/2011.........    $10.69       $11.61       1,362,227
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $ 9.63       $11.96         616,319
    01/01/2009 to 12/31/2009.........    $11.96       $10.95         702,534
    01/01/2010 to 12/31/2010.........    $10.95       $11.87         463,157
    01/01/2011 to 12/31/2011.........    $11.87       $13.15       1,874,973
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $ 9.65       $12.02         407,383
    01/01/2009 to 12/31/2009.........    $12.02       $10.82         397,542
    01/01/2010 to 12/31/2010.........    $10.82       $11.75         376,845
    01/01/2011 to 12/31/2011.........    $11.75       $13.28         299,580
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.73          26,973
    01/01/2010 to 12/31/2010.........    $ 8.73       $ 9.52         158,180
    01/01/2011 to 12/31/2011.........    $ 9.52       $11.01          30,219
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $10.93         234,930
    01/01/2011 to 12/31/2011.........    $10.93       $12.82       1,098,426
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $11.94         643,997
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.58       $ 7.52      16,392,108
    01/01/2009 to 12/31/2009.........    $ 7.52       $ 9.19      15,447,384
    01/01/2010 to 12/31/2010.........    $ 9.19       $10.16      15,150,836
    01/01/2011 to 12/31/2011.........    $10.16       $ 9.67      13,177,505
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.73       $10.38          35,655
    01/01/2009 to 12/31/2009.........    $10.38       $13.36          36,560
    01/01/2010 to 12/31/2010.........    $13.36       $16.76         147,356
    01/01/2011 to 12/31/2011.........    $16.76       $17.42          77,620
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.20       $ 8.77         349,875
    01/01/2009 to 12/31/2009.........    $ 8.77       $11.35         309,404
    01/01/2010 to 12/31/2010.........    $11.35       $14.67         247,426
    01/01/2011 to 12/31/2011.........    $14.67       $12.43         239,050

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.31       $ 7.96      1,454,713
    01/01/2009 to 12/31/2009.........    $ 7.96       $ 9.25      1,405,920
    01/01/2010 to 12/31/2010.........    $ 9.25       $10.18      1,247,404
    01/01/2011 to 12/31/2011.........    $10.18       $ 9.38      1,058,858
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.86       $ 8.47        183,064
    01/01/2009 to 12/31/2009.........    $ 8.47       $12.97        150,660
    01/01/2010 to 12/31/2010.........    $12.97       $15.15        182,054
    01/01/2011 to 12/31/2011.........    $15.15       $14.34        122,494
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.14       $ 9.01        833,518
    01/01/2009 to 12/31/2009.........    $ 9.01       $11.89        703,197
    01/01/2010 to 12/31/2010.........    $11.89       $13.27        620,533
    01/01/2011 to 12/31/2011.........    $13.27       $11.27        575,086
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.14       $10.98        182,276
    01/01/2009 to 12/31/2009.........    $10.98       $13.97        149,754
    01/01/2010 to 12/31/2010.........    $13.97       $15.13        125,806
    01/01/2011 to 12/31/2011.........    $15.13       $12.90        105,132
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.89              0
    01/01/2009 to 12/31/2009.........    $10.89       $11.82              0
    01/01/2010 to 12/31/2010.........    $11.82       $12.77              0
    01/01/2011 to 12/31/2011.........    $12.77       $14.00              0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.14       $ 9.74         79,562
    01/01/2009 to 12/31/2009.........    $ 9.74       $12.90        122,994
    01/01/2010 to 12/31/2010.........    $12.90       $13.48         76,401
    01/01/2011 to 12/31/2011.........    $13.48       $11.94         46,934
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.99       $ 7.60        548,258
    01/01/2009 to 12/31/2009.........    $ 7.60       $ 8.85        472,453
    01/01/2010 to 12/31/2010.........    $ 8.85       $ 9.76        410,002
    01/01/2011 to 12/31/2011.........    $ 9.76       $ 9.12        338,670

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.59       $ 8.89        353,757
    01/01/2009 to 12/31/2009.........    $ 8.89       $11.67        366,511
    01/01/2010 to 12/31/2010.........    $11.67       $12.91        283,670
    01/01/2011 to 12/31/2011.........    $12.91       $13.86        228,888
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.15       $ 7.78      1,923,113
    01/01/2009 to 12/31/2009.........    $ 7.78       $ 9.85      1,708,321
    01/01/2010 to 12/31/2010.........    $ 9.85       $11.50      1,431,391
    01/01/2011 to 12/31/2011.........    $11.50       $11.11      1,187,254
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.62       $ 8.50        146,312
    01/01/2009 to 12/31/2009.........    $ 8.50       $10.30        156,138
    01/01/2010 to 12/31/2010.........    $10.30       $11.33        151,020
    01/01/2011 to 12/31/2011.........    $11.33       $10.98        104,267
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.84       $ 8.38         34,218
    01/01/2009 to 12/31/2009.........    $ 8.38       $11.35         33,244
    01/01/2010 to 12/31/2010.........    $11.35       $13.67         61,093
    01/01/2011 to 12/31/2011.........    $13.67       $12.87         43,836
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.24       $10.22      1,415,779
    01/01/2009 to 12/31/2009.........    $10.22       $ 9.99      1,054,612
    01/01/2010 to 12/31/2010.........    $ 9.99       $ 9.74        306,725
    01/01/2011 to 12/31/2011.........    $ 9.74       $ 9.50        349,258
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.16       $ 8.67        309,446
    01/01/2009 to 12/31/2009.........    $ 8.67       $11.89        263,430
    01/01/2010 to 12/31/2010.........    $11.89       $14.31        277,336
    01/01/2011 to 12/31/2011.........    $14.31       $13.60        200,064
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.99       $ 9.50         40,390
    01/01/2009 to 12/31/2009.........    $ 9.50       $12.03         39,719
    01/01/2010 to 12/31/2010.........    $12.03       $15.09         64,701
    01/01/2011 to 12/31/2011.........    $15.09       $14.96         48,470
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.44       $ 7.35          9,096
    01/01/2009 to 12/31/2009.........    $ 7.35       $ 8.79          7,049
    01/01/2010 to 12/31/2010.........    $ 8.79       $10.30         10,882
    01/01/2011 to 04/29/2011.........    $10.30       $11.52              0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.53       $10.25        925,839
    01/01/2009 to 12/31/2009.........    $10.25       $11.02        933,753
    01/01/2010 to 12/31/2010.........    $11.02       $11.16        827,745
    01/01/2011 to 12/31/2011.........    $11.16       $11.13        670,827

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.01       $10.49      1,079,087
    01/01/2009 to 12/31/2009.........    $10.49       $11.92      1,076,268
    01/01/2010 to 12/31/2010.........    $11.92       $12.52      1,380,066
    01/01/2011 to 12/31/2011.........    $12.52       $12.60        915,620
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.60       $ 8.79      4,342,819
    01/01/2009 to 12/31/2009.........    $ 8.79       $10.28      5,422,757
    01/01/2010 to 12/31/2010.........    $10.28       $11.08      5,386,866
    01/01/2011 to 12/31/2011.........    $11.08       $10.92      5,146,697
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.92       $ 6.71        110,050
    01/01/2009 to 12/31/2009.........    $ 6.71       $ 8.76        102,751
    01/01/2010 to 12/31/2010.........    $ 8.76       $11.65        106,941
    01/01/2011 to 12/31/2011.........    $11.65       $11.25         86,129
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.33       $ 9.29        476,508
    01/01/2009 to 12/31/2009.........    $ 9.29       $11.51        430,710
    01/01/2010 to 12/31/2010.........    $11.51       $14.14        403,813
    01/01/2011 to 12/31/2011.........    $14.14       $12.96        319,318
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.07       $ 7.69        498,738
    01/01/2009 to 12/31/2009.........    $ 7.69       $ 9.29        395,365
    01/01/2010 to 12/31/2010.........    $ 9.29       $10.25        326,522
    01/01/2011 to 12/31/2011.........    $10.25       $ 9.83        255,868
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.42       $10.74        267,335
    01/01/2009 to 12/31/2009.........    $10.74       $11.74        308,610
    01/01/2010 to 12/31/2010.........    $11.74       $12.10        283,695
    01/01/2011 to 12/31/2011.........    $12.10       $12.28        212,551
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.68       $ 7.56        518,624
    01/01/2009 to 12/31/2009.........    $ 7.56       $11.30        474,948
    01/01/2010 to 12/31/2010.........    $11.30       $12.76        399,298
    01/01/2011 to 12/31/2011.........    $12.76       $12.23        296,030
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $ 9.21        293,361
    01/01/2009 to 12/31/2009.........    $ 9.21       $10.03        318,217
    01/01/2010 to 12/31/2010.........    $10.03       $10.54        312,892
    01/01/2011 to 12/31/2011.........    $10.54       $10.90        279,482

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $16.51       $10.74         4,960
    01/01/2009 to 12/31/2009.........    $10.74       $12.14         4,499
    01/01/2010 to 07/16/2010.........    $12.14       $11.47             0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $11.23       $ 8.85         1,407
    01/01/2009 to 12/31/2009.........    $ 8.85       $12.43         5,090
    01/01/2010 to 07/16/2010.........    $12.43       $11.55             0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.49       $13.84         3,301
    01/01/2011 to 12/31/2011.........    $13.84       $11.77         2,313
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.55       $14.51        15,512
    01/01/2011 to 12/31/2011.........    $14.51       $13.39        12,341

* Denotes the start date of these sub-accounts

                                 OPTIMUM XTRA

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH GMWB AND HDV OR HD GRO, GRO PLUS 2008 AND COMBO 5% ROLL-UP/HAV OR LIFETIME FIVE AND EBP II OR LIFETIME FIVE AND HAV OR HIGHEST
  DAILY LT5 AND EBP II OR HIGHEST DAILY LT5 AND HAV OR HD GRO, GRO PLUS 2008, EBPII AND HAV OR HD GRO 60 BPS AND HAV OR GRO PLUS 2008 60 BPS AND HAV (2.60%)

                                                                   NUMBER OF
                                      ACCUMULATION  ACCUMULATION  ACCUMULATION
                                      UNIT VALUE AT  UNIT VALUE      UNITS
                                      BEGINNING OF     AT END    OUTSTANDING AT
 SUB-ACCOUNTS                            PERIOD      OF PERIOD   END OF PERIOD
 ------------                         ------------- ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.50        $ 7.70        65,805
    01/01/2009 to 12/31/2009.........    $ 7.70        $ 9.32        68,058
    01/01/2010 to 12/31/2010.........    $ 9.32        $10.16        52,394
    01/01/2011 to 12/31/2011.........    $10.16        $ 9.64        46,603
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.86        $ 7.21             0
    01/01/2009 to 12/31/2009.........    $ 7.21        $ 8.28        13,356
    01/01/2010 to 12/31/2010.........    $ 8.28        $ 9.18        12,246
    01/01/2011 to 12/31/2011.........    $ 9.18        $ 9.26        10,136
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.55        $ 7.96       157,625
    01/01/2009 to 12/31/2009.........    $ 7.96        $ 9.56       148,734
    01/01/2010 to 12/31/2010.........    $ 9.56        $10.46       111,834
    01/01/2011 to 12/31/2011.........    $10.46        $10.06       100,473
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.60        $ 7.58           644
    01/01/2009 to 12/31/2009.........    $ 7.58        $ 8.74         6,463
    01/01/2010 to 12/31/2010.........    $ 8.74        $ 9.57         5,817
    01/01/2011 to 12/31/2011.........    $ 9.57        $ 9.27         4,819
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $10.04        $11.65       206,480
    01/01/2009 to 12/31/2009.........    $11.65        $11.31       215,216
    01/01/2010 to 12/31/2010.........    $11.31        $12.05       137,467
    01/01/2011 to 12/31/2011.........    $12.05        $12.48       132,243

                                                                   NUMBER OF
                                      ACCUMULATION  ACCUMULATION  ACCUMULATION
                                      UNIT VALUE AT  UNIT VALUE      UNITS
                                      BEGINNING OF     AT END    OUTSTANDING AT
 SUB-ACCOUNTS                            PERIOD      OF PERIOD   END OF PERIOD
 ------------                         ------------- ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00        $ 9.30        53,486
    01/01/2010 to 12/31/2010.........    $ 9.30        $10.02        42,201
    01/01/2011 to 12/31/2011.........    $10.02        $10.70        57,568
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00        $10.68       108,840
    01/01/2011 to 12/31/2011.........    $10.68        $11.58        78,548
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $10.06        $12.48        39,538
    01/01/2009 to 12/31/2009.........    $12.48        $11.42        90,467
    01/01/2010 to 12/31/2010.........    $11.42        $12.36        66,204
    01/01/2011 to 12/31/2011.........    $12.36        $13.68        30,954
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $10.08        $12.55         5,428
    01/01/2009 to 12/31/2009.........    $12.55        $11.28        29,487
    01/01/2010 to 12/31/2010.........    $11.28        $12.23        13,077
    01/01/2011 to 12/31/2011.........    $12.23        $13.82         8,076
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00        $ 8.72             0
    01/01/2010 to 12/31/2010.........    $ 8.72        $ 9.50       126,793
    01/01/2011 to 12/31/2011.........    $ 9.50        $10.98        29,729
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00        $10.92        34,608
    01/01/2011 to 12/31/2011.........    $10.92        $12.79        82,674
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00        $11.92        75,766
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.55        $ 7.50       258,438
    01/01/2009 to 12/31/2009.........    $ 7.50        $ 9.15       169,320
    01/01/2010 to 12/31/2010.........    $ 9.15        $10.11       140,900
    01/01/2011 to 12/31/2011.........    $10.11        $ 9.61       118,744
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.87        $ 7.83        14,578
    01/01/2009 to 12/31/2009.........    $ 7.83        $10.06         1,516
    01/01/2010 to 12/31/2010.........    $10.06        $12.61         1,087
    01/01/2011 to 12/31/2011.........    $12.61        $13.10           770
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.61        $ 7.05           926
    01/01/2009 to 12/31/2009.........    $ 7.05        $ 9.11         4,101
    01/01/2010 to 12/31/2010.........    $ 9.11        $11.76         3,659
    01/01/2011 to 12/31/2011.........    $11.76        $ 9.96         2,792

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.78       $ 6.88         2,685
    01/01/2009 to 12/31/2009.........    $ 6.88       $ 7.99         9,354
    01/01/2010 to 12/31/2010.........    $ 7.99       $ 8.78         7,741
    01/01/2011 to 12/31/2011.........    $ 8.78       $ 8.08        19,783
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.92       $ 7.28           838
    01/01/2009 to 12/31/2009.........    $ 7.28       $11.14           352
    01/01/2010 to 12/31/2010.........    $11.14       $13.00           826
    01/01/2011 to 12/31/2011.........    $13.00       $12.29           221
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.29       $ 7.41         1,600
    01/01/2009 to 12/31/2009.........    $ 7.41       $ 9.77         2,752
    01/01/2010 to 12/31/2010.........    $ 9.77       $10.90           405
    01/01/2011 to 12/31/2011.........    $10.90       $ 9.24           150
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.89       $ 8.25           676
    01/01/2009 to 12/31/2009.........    $ 8.25       $10.49         1,940
    01/01/2010 to 12/31/2010.........    $10.49       $11.35         1,149
    01/01/2011 to 12/31/2011.........    $11.35       $ 9.67         1,084
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.89             0
    01/01/2009 to 12/31/2009.........    $10.89       $11.80             0
    01/01/2010 to 12/31/2010.........    $11.80       $12.74             0
    01/01/2011 to 12/31/2011.........    $12.74       $13.95             0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.96       $ 7.69           142
    01/01/2009 to 12/31/2009.........    $ 7.69       $10.18            60
    01/01/2010 to 12/31/2010.........    $10.18       $10.63           211
    01/01/2011 to 12/31/2011.........    $10.63       $ 9.40           152
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.41       $ 6.51         2,177
    01/01/2009 to 12/31/2009.........    $ 6.51       $ 7.57            51
    01/01/2010 to 12/31/2010.........    $ 7.57       $ 8.34            91
    01/01/2011 to 12/31/2011.........    $ 8.34       $ 7.79            55
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.63       $ 8.15           128
    01/01/2009 to 12/31/2009.........    $ 8.15       $10.69            59
    01/01/2010 to 12/31/2010.........    $10.69       $11.81           189
    01/01/2011 to 12/31/2011.........    $11.81       $12.67           116

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.84       $ 6.94         2,548
    01/01/2009 to 12/31/2009.........    $ 6.94       $ 8.77         9,810
    01/01/2010 to 12/31/2010.........    $ 8.77       $10.23         6,541
    01/01/2011 to 12/31/2011.........    $10.23       $ 9.88         4,812
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.78       $ 7.93             0
    01/01/2009 to 12/31/2009.........    $ 7.93       $ 9.60        11,690
    01/01/2010 to 12/31/2010.........    $ 9.60       $10.55        10,531
    01/01/2011 to 12/31/2011.........    $10.55       $10.21         8,789
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.56       $ 6.89        17,449
    01/01/2009 to 12/31/2009.........    $ 6.89       $ 9.32           755
    01/01/2010 to 12/31/2010.........    $ 9.32       $11.22           214
    01/01/2011 to 12/31/2011.........    $11.22       $10.56           458
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.44       $10.41       195,019
    01/01/2009 to 12/31/2009.........    $10.41       $10.17       122,070
    01/01/2010 to 12/31/2010.........    $10.17       $ 9.91        12,010
    01/01/2011 to 12/31/2011.........    $ 9.91       $ 9.65        25,798
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.76       $ 6.58           171
    01/01/2009 to 12/31/2009.........    $ 6.58       $ 9.02         1,926
    01/01/2010 to 12/31/2010.........    $ 9.02       $10.84         5,126
    01/01/2011 to 12/31/2011.........    $10.84       $10.30         1,230
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.99       $ 8.23         2,895
    01/01/2009 to 12/31/2009.........    $ 8.23       $10.40         1,262
    01/01/2010 to 12/31/2010.........    $10.40       $13.04           406
    01/01/2011 to 12/31/2011.........    $13.04       $12.91           951
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.81       $ 6.95             0
    01/01/2009 to 12/31/2009.........    $ 6.95       $ 8.29             0
    01/01/2010 to 12/31/2010.........    $ 8.29       $ 9.72           575
    01/01/2011 to 04/29/2011.........    $ 9.72       $10.86             0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.62       $10.34        49,868
    01/01/2009 to 12/31/2009.........    $10.34       $11.10       167,258
    01/01/2010 to 12/31/2010.........    $11.10       $11.23         1,664
    01/01/2011 to 12/31/2011.........    $11.23       $11.18         1,658

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.73       $10.22        46,623
    01/01/2009 to 12/31/2009.........    $10.22       $11.60        37,289
    01/01/2010 to 12/31/2010.........    $11.60       $12.17        25,667
    01/01/2011 to 12/31/2011.........    $12.17       $12.23        23,137
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.57       $ 8.76       212,163
    01/01/2009 to 12/31/2009.........    $ 8.76       $10.24       246,656
    01/01/2010 to 12/31/2010.........    $10.24       $11.03       201,065
    01/01/2011 to 12/31/2011.........    $11.03       $10.85       203,285
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.10       $ 7.50           729
    01/01/2009 to 12/31/2009.........    $ 7.50       $ 9.78           350
    01/01/2010 to 12/31/2010.........    $ 9.78       $12.99           406
    01/01/2011 to 12/31/2011.........    $12.99       $12.53           172
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.32       $ 7.77         1,446
    01/01/2009 to 12/31/2009.........    $ 7.77       $ 9.61         4,575
    01/01/2010 to 12/31/2010.........    $ 9.61       $11.80         3,595
    01/01/2011 to 12/31/2011.........    $11.80       $10.80         2,958
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.25       $ 6.43           168
    01/01/2009 to 12/31/2009.........    $ 6.43       $ 7.75            80
    01/01/2010 to 12/31/2010.........    $ 7.75       $ 8.55           274
    01/01/2011 to 12/31/2011.........    $ 8.55       $ 8.19           180
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.48       $ 9.85         8,317
    01/01/2009 to 12/31/2009.........    $ 9.85       $10.75         4,871
    01/01/2010 to 12/31/2010.........    $10.75       $11.07         1,466
    01/01/2011 to 12/31/2011.........    $11.07       $11.23         1,319
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.68       $ 7.55         1,837
    01/01/2009 to 12/31/2009.........    $ 7.55       $11.28         5,735
    01/01/2010 to 12/31/2010.........    $11.28       $12.72         5,086
    01/01/2011 to 12/31/2011.........    $12.72       $12.18         3,744
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $ 9.20        10,755
    01/01/2009 to 12/31/2009.........    $ 9.20       $10.01        24,626
    01/01/2010 to 12/31/2010.........    $10.01       $10.51        19,076
    01/01/2011 to 12/31/2011.........    $10.51       $10.85        16,479

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $12.86       $ 8.36            0
    01/01/2009 to 12/31/2009.........    $ 8.36       $ 9.44        2,476
    01/01/2010 to 07/16/2010.........    $ 9.44       $ 8.92            0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $10.67       $ 8.41          103
    01/01/2009 to 12/31/2009.........    $ 8.41       $11.79          251
    01/01/2010 to 07/16/2010.........    $11.79       $10.96            0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 8.93       $10.75            0
    01/01/2011 to 12/31/2011.........    $10.75       $ 9.13            0
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $10.96       $13.76          177
    01/01/2011 to 12/31/2011.........    $13.76       $12.68          168

* Denotes the start date of these sub-accounts

                                 OPTIMUM XTRA

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

ACCUMULATION UNIT VALUES: WITH LIFETIME FIVE AND HDV OR LIFETIME FIVE AND COMBO
    5% ROLL-UP/HAV OR HIGHEST DAILY LT5 AND HIGHEST DAILY LT5 AND COMBO 5% ROLL-UP/HAV OR HD GRO 60 BPS AND COMBO DB OR HD GRO 60 BPS, EBP AND HAV OR GRO
  PLUS 2008 60 BPS AND COMBO DB OR GRO PLUS 2008 60 BPS, EBP AND HAV (2.85%)

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 7.32        40,353
    01/01/2009 to 12/31/2009.........    $ 7.32       $ 8.84        64,398
    01/01/2010 to 12/31/2010.........    $ 8.84       $ 9.62        61,672
    01/01/2011 to 12/31/2011.........    $ 9.62       $ 9.10        50,866
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.03       $ 7.33             0
    01/01/2009 to 12/31/2009.........    $ 7.33       $ 8.39             0
    01/01/2010 to 12/31/2010.........    $ 8.39       $ 9.28             0
    01/01/2011 to 12/31/2011.........    $ 9.28       $ 9.33           197
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 7.54        48,464
    01/01/2009 to 12/31/2009.........    $ 7.54       $ 9.03        58,154
    01/01/2010 to 12/31/2010.........    $ 9.03       $ 9.85        50,373
    01/01/2011 to 12/31/2011.........    $ 9.85       $ 9.45        45,556
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 7.14             0
    01/01/2009 to 12/31/2009.........    $ 7.14       $ 8.21             0
    01/01/2010 to 12/31/2010.........    $ 8.21       $ 8.96             0
    01/01/2011 to 12/31/2011.........    $ 8.96       $ 8.67             0
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $10.04       $11.64             0
    01/01/2009 to 12/31/2009.........    $11.64       $11.26             0
    01/01/2010 to 12/31/2010.........    $11.26       $11.97             0
    01/01/2011 to 12/31/2011.........    $11.97       $12.37             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.28             0
    01/01/2010 to 12/31/2010.........    $ 9.28       $ 9.97             0
    01/01/2011 to 12/31/2011.........    $ 9.97       $10.62             0
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.65             0
    01/01/2011 to 12/31/2011.........    $10.65       $11.53             0
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $10.06       $12.46             0
    01/01/2009 to 12/31/2009.........    $12.46       $11.37             0
    01/01/2010 to 12/31/2010.........    $11.37       $12.28             0
    01/01/2011 to 12/31/2011.........    $12.28       $13.56         7,464
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $10.08       $12.53             0
    01/01/2009 to 12/31/2009.........    $12.53       $11.24             0
    01/01/2010 to 12/31/2010.........    $11.24       $12.16             0
    01/01/2011 to 12/31/2011.........    $12.16       $13.70             0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.69             0
    01/01/2010 to 12/31/2010.........    $ 8.69       $ 9.45         4,231
    01/01/2011 to 12/31/2011.........    $ 9.45       $10.89         9,980
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $10.89             0
    01/01/2011 to 12/31/2011.........    $10.89       $12.73             0
    AST Bond Portfolio 2022..........
    01/03/2011* to 12/31/2011........    $10.00       $11.89             0
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 7.10       121,700
    01/01/2009 to 12/31/2009.........    $ 7.10       $ 8.64       127,352
    01/01/2010 to 12/31/2010.........    $ 8.64       $ 9.52       117,091
    01/01/2011 to 12/31/2011.........    $ 9.52       $ 9.02        35,520
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.02       $ 6.60         1,599
    01/01/2009 to 12/31/2009.........    $ 6.60       $ 8.46         4,763
    01/01/2010 to 12/31/2010.........    $ 8.46       $10.57           518
    01/01/2011 to 12/31/2011.........    $10.57       $10.95             0
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.88       $ 6.56           731
    01/01/2009 to 12/31/2009.........    $ 6.56       $ 8.45         2,125
    01/01/2010 to 12/31/2010.........    $ 8.45       $10.89           245
    01/01/2011 to 12/31/2011.........    $10.89       $ 9.19            97

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.97       $ 7.01         3,174
    01/01/2009 to 12/31/2009.........    $ 7.01       $ 8.11        10,092
    01/01/2010 to 12/31/2010.........    $ 8.11       $ 8.90         1,213
    01/01/2011 to 12/31/2011.........    $ 8.90       $ 8.17             0
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.95       $ 6.07             0
    01/01/2009 to 12/31/2009.........    $ 6.07       $ 9.27             0
    01/01/2010 to 12/31/2010.........    $ 9.27       $10.79             0
    01/01/2011 to 12/31/2011.........    $10.79       $10.17           178
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 5.57         1,409
    01/01/2009 to 12/31/2009.........    $ 5.57       $ 7.32         4,107
    01/01/2010 to 12/31/2010.........    $ 7.32       $ 8.14           474
    01/01/2011 to 12/31/2011.........    $ 8.14       $ 6.89             0
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $ 6.40         1,206
    01/01/2009 to 12/31/2009.........    $ 6.40       $ 8.11         3,598
    01/01/2010 to 12/31/2010.........    $ 8.11       $ 8.75           421
    01/01/2011 to 12/31/2011.........    $ 8.75       $ 7.44             0
 AST INVESTMENT GRADE BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $10.87             0
    01/01/2009 to 12/31/2009.........    $10.87       $11.75             0
    01/01/2010 to 12/31/2010.........    $11.75       $12.65             0
    01/01/2011 to 12/31/2011.........    $12.65       $13.82             0
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.03       $ 6.44             0
    01/01/2009 to 12/31/2009.........    $ 6.44       $ 8.50             0
    01/01/2010 to 12/31/2010.........    $ 8.50       $ 8.85             0
    01/01/2011 to 12/31/2011.........    $ 8.85       $ 7.81             0
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 6.90         3,128
    01/01/2009 to 12/31/2009.........    $ 6.90       $ 8.01        10,240
    01/01/2010 to 12/31/2010.........    $ 8.01       $ 8.81         1,229
    01/01/2011 to 12/31/2011.........    $ 8.81       $ 8.20             0
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 7.66             0
    01/01/2009 to 12/31/2009.........    $ 7.66       $10.02             0
    01/01/2010 to 12/31/2010.........    $10.02       $11.04             0
    01/01/2011 to 12/31/2011.........    $11.04       $11.81             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.02       $ 6.41         3,515
    01/01/2009 to 12/31/2009.........    $ 6.41       $ 8.08        11,206
    01/01/2010 to 12/31/2010.........    $ 8.08       $ 9.40         1,333
    01/01/2011 to 12/31/2011.........    $ 9.40       $ 9.05           198
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 6.71             0
    01/01/2009 to 12/31/2009.........    $ 6.71       $ 8.11             0
    01/01/2010 to 12/31/2010.........    $ 8.11       $ 8.88             0
    01/01/2011 to 12/31/2011.........    $ 8.88       $ 8.58             0
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 6.51             0
    01/01/2009 to 12/31/2009.........    $ 6.51       $ 8.78             0
    01/01/2010 to 12/31/2010.........    $ 8.78       $10.54             0
    01/01/2011 to 12/31/2011.........    $10.54       $ 9.89           182
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 9.96             0
    01/01/2009 to 12/31/2009.........    $ 9.96       $ 9.70             0
    01/01/2010 to 12/31/2010.........    $ 9.70       $ 9.42             0
    01/01/2011 to 12/31/2011.........    $ 9.42       $ 9.16             0
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 6.10             0
    01/01/2009 to 12/31/2009.........    $ 6.10       $ 8.34             0
    01/01/2010 to 12/31/2010.........    $ 8.34       $10.00             0
    01/01/2011 to 12/31/2011.........    $10.00       $ 9.48             0
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.92       $ 6.28             0
    01/01/2009 to 12/31/2009.........    $ 6.28       $ 7.91             0
    01/01/2010 to 12/31/2010.........    $ 7.91       $ 9.89             0
    01/01/2011 to 12/31/2011.........    $ 9.89       $ 9.77             0
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.89       $ 6.35             0
    01/01/2009 to 12/31/2009.........    $ 6.35       $ 7.56             0
    01/01/2010 to 12/31/2010.........    $ 7.56       $ 8.83             0
    01/01/2011 to 04/29/2011.........    $ 8.83       $ 9.87             0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 9.71             0
    01/01/2009 to 12/31/2009.........    $ 9.71       $10.40             0
    01/01/2010 to 12/31/2010.........    $10.40       $10.50             0
    01/01/2011 to 12/31/2011.........    $10.50       $10.43             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 9.50             0
    01/01/2009 to 12/31/2009.........    $ 9.50       $10.76             0
    01/01/2010 to 12/31/2010.........    $10.76       $11.26             0
    01/01/2011 to 12/31/2011.........    $11.26       $11.28           326
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.99       $ 8.26       187,167
    01/01/2009 to 12/31/2009.........    $ 8.26       $ 9.64        54,103
    01/01/2010 to 12/31/2010.........    $ 9.64       $10.35        39,609
    01/01/2011 to 12/31/2011.........    $10.35       $10.16       111,031
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.91       $ 6.69           710
    01/01/2009 to 12/31/2009.........    $ 6.69       $ 8.70         2,159
    01/01/2010 to 12/31/2010.........    $ 8.70       $11.53           245
    01/01/2011 to 12/31/2011.........    $11.53       $11.09            80
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.89       $ 7.44         1,276
    01/01/2009 to 12/31/2009.........    $ 7.44       $ 9.18         3,970
    01/01/2010 to 12/31/2010.........    $ 9.18       $11.24           461
    01/01/2011 to 12/31/2011.........    $11.24       $10.27             0
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.01       $ 6.94             0
    01/01/2009 to 12/31/2009.........    $ 6.94       $ 8.35             0
    01/01/2010 to 12/31/2010.........    $ 8.35       $ 9.19             0
    01/01/2011 to 12/31/2011.........    $ 9.19       $ 8.78           105
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.94       $ 9.33             0
    01/01/2009 to 12/31/2009.........    $ 9.33       $10.16             0
    01/01/2010 to 12/31/2010.........    $10.16       $10.44             0
    01/01/2011 to 12/31/2011.........    $10.44       $10.56             0
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.98       $ 6.44         3,632
    01/01/2009 to 12/31/2009.........    $ 6.44       $ 9.60        10,058
    01/01/2010 to 12/31/2010.........    $ 9.60       $10.80         1,140
    01/01/2011 to 12/31/2011.........    $10.80       $10.31             0
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.00       $ 9.18        18,043
    01/01/2009 to 12/31/2009.........    $ 9.18       $ 9.96        61,720
    01/01/2010 to 12/31/2010.........    $ 9.96       $10.43         7,771
    01/01/2011 to 12/31/2011.........    $10.43       $10.74             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $10.07       $ 6.53          0
    01/01/2009 to 12/31/2009.........    $ 6.53       $ 7.36          0
    01/01/2010 to 07/16/2010.........    $ 7.36       $ 6.95          0
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $ 9.94       $ 7.82          0
    01/01/2009 to 12/31/2009.........    $ 7.82       $10.94          0
    01/01/2010 to 07/16/2010.........    $10.94       $10.16          0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $ 6.95       $ 8.36          0
    01/01/2011 to 12/31/2011.........    $ 8.36       $ 7.08          0
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $10.16       $12.74          0
    01/01/2011 to 12/31/2011.........    $12.74       $11.71          0

* Denotes the start date of these sub-accounts

                                 OPTIMUM XTRA

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                      STATEMENT OF ADDITIONAL INFORMATION

 ACCUMULATION UNIT VALUES: BENEFICIARY CONTINUATION OPTION - 1.00% SETTLEMENT
                                SERVICE CHARGE

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.95       $ 8.09       371,911
    01/01/2009 to 12/31/2009.........    $ 8.09       $ 9.96       250,364
    01/01/2010 to 12/31/2010.........    $ 9.96       $11.04       243,717
    01/01/2011 to 12/31/2011.........    $11.04       $10.64       237,622
 AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.35       $11.33       154,997
    01/01/2009 to 12/31/2009.........    $11.33       $13.21       198,496
    01/01/2010 to 12/31/2010.........    $13.21       $14.89       169,315
    01/01/2011 to 12/31/2011.........    $14.89       $15.27       162,593
 AST BALANCED ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.00       $ 8.37       237,851
    01/01/2009 to 12/31/2009.........    $ 8.37       $10.22       257,542
    01/01/2010 to 12/31/2010.........    $10.22       $11.36       323,653
    01/01/2011 to 12/31/2011.........    $11.36       $11.11       402,312
 AST BLACKROCK VALUE PORTFOLIO
 FORMERLY, AST VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.71       $ 9.17       175,827
    01/01/2009 to 12/31/2009.........    $ 9.17       $10.73       110,665
    01/01/2010 to 12/31/2010.........    $10.73       $11.95        84,321
    01/01/2011 to 12/31/2011.........    $11.95       $11.77        70,324
 AST BOND PORTFOLIO 2015
    06/30/2008 to 12/31/2008.........    $ 9.73       $11.38       161,639
    01/01/2009 to 12/31/2009.........    $11.38       $11.23       140,596
    01/01/2010 to 12/31/2010.........    $11.23       $12.16        82,764
    01/01/2011 to 12/31/2011.........    $12.16       $12.81        90,616

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST BOND PORTFOLIO 2016
    01/02/2009* to 12/31/2009........    $10.00       $ 9.45           981
    01/01/2010 to 12/31/2010.........    $ 9.45       $10.35         1,607
    01/01/2011 to 12/31/2011.........    $10.35       $11.23         5,489
 AST BOND PORTFOLIO 2017
    01/04/2010* to 12/31/2010........    $10.00       $10.85             0
    01/01/2011 to 12/31/2011.........    $10.85       $11.97         1,453
 AST BOND PORTFOLIO 2018
    06/30/2008 to 12/31/2008.........    $ 9.70       $12.13        11,683
    01/01/2009 to 12/31/2009.........    $12.13       $11.28         9,475
    01/01/2010 to 12/31/2010.........    $11.28       $12.41             0
    01/01/2011 to 12/31/2011.........    $12.41       $13.96         2,627
 AST BOND PORTFOLIO 2019
    06/30/2008 to 12/31/2008.........    $ 9.72       $12.20         9,569
    01/01/2009 to 12/31/2009.........    $12.20       $11.14             0
    01/01/2010 to 12/31/2010.........    $11.14       $12.29         4,945
    01/01/2011 to 12/31/2011.........    $12.29       $14.11             0
 AST BOND PORTFOLIO 2020
    01/02/2009* to 12/31/2009........    $10.00       $ 8.86             0
    01/01/2010 to 12/31/2010.........    $ 8.86       $ 9.81         1,268
    01/01/2011 to 12/31/2011.........    $ 9.81       $11.53             0
 AST BOND PORTFOLIO 2021
    01/04/2010* to 12/31/2010........    $10.00       $11.10         2,981
    01/01/2011 to 12/31/2011.........    $11.10       $13.22         6,222
 AST BOND PORTFOLIO 2022
    01/03/2011* to 12/31/2011........    $10.00       $12.12         3,562
 AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.00       $ 7.88       495,503
    01/01/2009 to 12/31/2009.........    $ 7.88       $ 9.78       462,021
    01/01/2010 to 12/31/2010.........    $ 9.78       $10.98       364,312
    01/01/2011 to 12/31/2011.........    $10.98       $10.61       310,209
 AST COHEN & STEERS REALTY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $23.85       $15.86       111,995
    01/01/2009 to 12/31/2009.........    $15.86       $20.71        96,981
    01/01/2010 to 12/31/2010.........    $20.71       $26.39        88,762
    01/01/2011 to 12/31/2011.........    $26.39       $27.85        75,280
 AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.27       $ 7.55       125,578
    01/01/2009 to 12/31/2009.........    $ 7.55       $ 9.92        89,622
    01/01/2010 to 12/31/2010.........    $ 9.92       $13.01        81,914
    01/01/2011 to 12/31/2011.........    $13.01       $11.19       137,269

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN GROWTH & INCOME PORTFOLIO
    06/30/2008 to 12/31/2008.........    $24.76       $17.56       379,447
    01/01/2009 to 12/31/2009.........    $17.56       $20.72       266,028
    01/01/2010 to 12/31/2010.........    $20.72       $23.16       214,419
    01/01/2011 to 12/31/2011.........    $23.16       $21.66       193,150
 AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 5.17       $ 3.18       295,139
    01/01/2009 to 12/31/2009.........    $ 3.18       $ 4.95       301,894
    01/01/2010 to 12/31/2010.........    $ 4.95       $ 5.87       288,663
    01/01/2011 to 12/31/2011.........    $ 5.87       $ 5.64       242,754
 AST INTERNATIONAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $23.13       $13.01       552,699
    01/01/2009 to 12/31/2009.........    $13.01       $17.42       377,357
    01/01/2010 to 12/31/2010.........    $17.42       $19.75       307,090
    01/01/2011 to 12/31/2011.........    $19.75       $17.03       256,898
 AST INTERNATIONAL VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $20.55       $13.26       126,470
    01/01/2009 to 12/31/2009.........    $13.26       $17.13       165,528
    01/01/2010 to 12/31/2010.........    $17.13       $18.84       155,007
    01/01/2011 to 12/31/2011.........    $18.84       $16.31       132,978
 AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
    06/30/2008 to 12/31/2008.........    $23.35       $15.14       128,075
    01/01/2009 to 12/31/2009.........    $15.14       $20.37       111,338
    01/01/2010 to 12/31/2010.........    $20.37       $21.61        99,329
    01/01/2011 to 12/31/2011.........    $21.61       $19.43        88,820
 AST LARGE-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $21.12       $14.72       267,385
    01/01/2009 to 12/31/2009.........    $14.72       $17.40       205,587
    01/01/2010 to 12/31/2010.........    $17.40       $19.50       184,694
    01/01/2011 to 12/31/2011.........    $19.50       $18.50       150,135
 AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
 FORMERLY, AST LORD ABBETT BOND-DEBENTURE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.42       $11.16       140,679
    01/01/2009 to 12/31/2009.........    $11.16       $14.87       152,690
    01/01/2010 to 12/31/2010.........    $14.87       $16.69       119,402
    01/01/2011 to 12/31/2011.........    $16.69       $18.20        95,056
 AST MARSICO CAPITAL GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $19.26       $12.43       710,826
    01/01/2009 to 12/31/2009.........    $12.43       $15.97       454,565
    01/01/2010 to 12/31/2010.........    $15.97       $18.93       364,357
    01/01/2011 to 12/31/2011.........    $18.93       $18.57       314,477

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST MFS GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $ 9.28       $ 6.30        283,991
    01/01/2009 to 12/31/2009.........    $ 6.30       $ 7.75        357,512
    01/01/2010 to 12/31/2010.........    $ 7.75       $ 8.65        303,538
    01/01/2011 to 12/31/2011.........    $ 8.65       $ 8.52        270,926
 AST MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $13.15       $ 8.65         81,270
    01/01/2009 to 12/31/2009.........    $ 8.65       $11.89         67,540
    01/01/2010 to 12/31/2010.........    $11.89       $14.55         63,900
    01/01/2011 to 12/31/2011.........    $14.55       $13.91         39,508
 AST MONEY MARKET PORTFOLIO
    06/30/2008 to 12/31/2008.........    $14.28       $14.35      2,934,205
    01/01/2009 to 12/31/2009.........    $14.35       $14.25      1,421,640
    01/01/2010 to 12/31/2010.........    $14.25       $14.11      1,176,323
    01/01/2011 to 12/31/2011.........    $14.11       $13.97        824,499
 AST NEUBERGER BERMAN / LSV MID-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $33.25       $20.51        269,632
    01/01/2009 to 12/31/2009.........    $20.51       $28.55        181,892
    01/01/2010 to 12/31/2010.........    $28.55       $34.89        147,445
    01/01/2011 to 12/31/2011.........    $34.89       $33.69        125,064
 AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $26.13       $16.69        258,551
    01/01/2009 to 12/31/2009.........    $16.69       $21.45        202,478
    01/01/2010 to 12/31/2010.........    $21.45       $27.32        181,262
    01/01/2011 to 12/31/2011.........    $27.32       $27.50        154,240
 AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.79       $ 6.99        185,040
    01/01/2009 to 12/31/2009.........    $ 6.99       $ 8.48        130,897
    01/01/2010 to 12/31/2010.........    $ 8.48       $10.10        108,496
    01/01/2011 to 04/29/2011.........    $10.10       $11.35              0
 AST PIMCO LIMITED MATURITY BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.94       $16.63        417,181
    01/01/2009 to 12/31/2009.........    $16.63       $18.15        376,120
    01/01/2010 to 12/31/2010.........    $18.15       $18.67        283,949
    01/01/2011 to 12/31/2011.........    $18.67       $18.90        241,831
 AST PIMCO TOTAL RETURN BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $20.64       $19.82        673,230
    01/01/2009 to 12/31/2009.........    $19.82       $22.86        695,034
    01/01/2010 to 12/31/2010.........    $22.86       $24.38        586,949
    01/01/2011 to 12/31/2011.........    $24.38       $24.90        532,204

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 AST PRESERVATION ASSET ALLOCATION PORTFOLIO
    06/30/2008 to 12/31/2008.........    $11.02       $ 9.21       152,701
    01/01/2009 to 12/31/2009.........    $ 9.21       $10.94       182,513
    01/01/2010 to 12/31/2010.........    $10.94       $11.98       203,990
    01/01/2011 to 12/31/2011.........    $11.98       $11.98       173,004
 AST SMALL-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $17.11       $11.66       196,511
    01/01/2009 to 12/31/2009.........    $11.66       $15.45       165,746
    01/01/2010 to 12/31/2010.........    $15.45       $20.87       138,847
    01/01/2011 to 12/31/2011.........    $20.87       $20.46       118,573
 AST SMALL-CAP VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $21.46       $16.30       265,536
    01/01/2009 to 12/31/2009.........    $16.30       $20.49       179,703
    01/01/2010 to 12/31/2010.........    $20.49       $25.56       142,958
    01/01/2011 to 12/31/2011.........    $25.56       $23.79       125,180
 AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
 FORMERLY, AST ALLIANCEBERNSTEIN CORE VALUE PORTFOLIO
    06/30/2008 to 12/31/2008.........    $12.20       $ 8.54       201,923
    01/01/2009 to 12/31/2009.........    $ 8.54       $10.47       124,152
    01/01/2010 to 12/31/2010.........    $10.47       $11.74       109,186
    01/01/2011 to 12/31/2011.........    $11.74       $11.43        78,033
 AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $16.62       $15.75       157,502
    01/01/2009 to 12/31/2009.........    $15.75       $17.49       152,843
    01/01/2010 to 12/31/2010.........    $17.49       $18.30       130,474
    01/01/2011 to 12/31/2011.........    $18.30       $18.87       127,285
 AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
    06/30/2008 to 12/31/2008.........    $15.27       $ 9.96       118,069
    01/01/2009 to 12/31/2009.........    $ 9.96       $15.12       139,111
    01/01/2010 to 12/31/2010.........    $15.12       $17.33        91,822
    01/01/2011 to 12/31/2011.........    $17.33       $16.87        92,278
 AST WESTERN ASSET CORE PLUS BOND PORTFOLIO
    06/30/2008 to 12/31/2008.........    $10.11       $ 9.37        57,790
    01/01/2009 to 12/31/2009.........    $ 9.37       $10.36        14,693
    01/01/2010 to 12/31/2010.........    $10.36       $11.05        13,807
    01/01/2011 to 12/31/2011.........    $11.05       $11.60        26,245
 EVERGREEN VA INTERNATIONAL EQUITY FUND
    06/30/2008 to 12/31/2008.........    $17.39       $11.40        35,866
    01/01/2009 to 12/31/2009.........    $11.40       $13.08        27,089
    01/01/2010 to 07/16/2010.........    $13.08       $12.47             0

                                                                  NUMBER OF
                                      ACCUMULATION ACCUMULATION  ACCUMULATION
                                       UNIT VALUE   UNIT VALUE      UNITS
                                      AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS                          OF PERIOD    OF PERIOD   END OF PERIOD
 ------------                         ------------ ------------ --------------
 EVERGREEN VA OMEGA FUND
    06/30/2008 to 12/31/2008.........    $10.68       $ 8.49         6,360
    01/01/2009 to 12/31/2009.........    $ 8.49       $12.10        13,022
    01/01/2010 to 07/16/2010.........    $12.10       $11.34             0
 WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $12.49       $15.14        24,499
    01/01/2011 to 12/31/2011.........    $15.14       $13.07        29,906
 WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1
    07/16/2010* to 12/31/2010........    $11.34       $14.34         6,844
    01/01/2011 to 12/31/2011.........    $14.34       $13.44        14,852

* Denotes the start date of these sub-accounts

    FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011


                                  SUBACCOUNTS
      --------------------------------------------------------------------------
                                                       AST
           AST            AST           AST         SCHRODERS
         GOLDMAN        T. ROWE       AMERICAN        MULTI-
          SACHS          PRICE        CENTURY         ASSET            AST
        LARGE-CAP      LARGE-CAP       INCOME &       WORLD           MONEY
          VALUE         GROWTH         GROWTH       STRATEGIES        MARKET
        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
      -------------  -------------  ------------  -------------- --------------
ASSETS
Investment
in the
portfolios,
at fair
value.$ 585,045,700  $317,827,974  $193,742,695  $1,050,409,895  $1,291,154,111
      -------------  ------------  ------------  --------------  --------------
Net
Assets
      $ 585,045,700  $317,827,974  $193,742,695  $1,050,409,895  $1,291,154,111
      =============  ============  ============  ==============  ==============

NET ASSETS,
representing:
Accumulation
units.$ 585,045,700  $317,827,974  $193,742,695  $1,050,409,895  $1,291,154,111
      -------------  ------------  ------------  --------------  --------------
      $ 585,045,700  $317,827,974  $193,742,695  $1,050,409,895  $1,291,154,111
      =============  ============  ============  ==============  ==============

Units
outstand-
ing..    48,461,725    28,909,956    16,134,104      86,929,916     118,372,984
      =============  ============  ============  ==============  ==============

Portfolio
shares
held..   39,238,478    26,115,692    14,857,569      82,449,756   1,291,154,111
Portfolio
net asset
value
per
share.$       14.91  $      12.17  $      13.04  $        12.74  $         1.00
Investment
in
portfolio
shares,
at
cost  $ 549,498,404  $294,267,856  $169,221,926  $1,050,509,380  $1,291,154,111

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                  SUBACCOUNTS
      --------------------------------------------------------------------------
                                                      AST
           AST            AST           AST        SCHRODERS
         GOLDMAN        T. ROWE      AMERICAN        MULTI-
          SACHS          PRICE       CENTURY         ASSET           AST
        LARGE-CAP      LARGE-CAP      INCOME &       WORLD          MONEY
          VALUE         GROWTH        GROWTH       STRATEGIES       MARKET
        PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO
      -------------  ------------- ------------  --------------  --------------
INVESTMENT
INCOME
Dividend
income
      $   7,277,722  $          0  $  2,023,613  $   20,719,310  $      298,750
      -------------  ------------  ------------  --------------  --------------

EXPENSES
Charges to
contract
owners for
assuming
mortality
risk and
expense risk
and for
admini-
stration 12,994,977     7,177,850     3,325,726      23,545,409      24,361,972
      -------------  ------------  ------------  --------------  --------------

NET
INVESTMENT
INCOME
(LOSS)...(5,717,255)   (7,177,850)   (1,302,113)     (2,826,099)    (24,063,222)
      -------------  ------------  ------------  --------------  --------------

NET
REALIZED
AND
UNREALIZED
GAIN
(LOSS) ON
INVESTMENTS
Capital gains
distributions
received........  0             0             0      11,991,396               0
Realized
gain (loss)
on shares
redeemed
       (125,763,088)   42,753,995   (12,746,889)     52,575,379               0
Net change
in unrealized
gain (loss) on
invest-
ments..  72,851,684   (60,984,011)   13,499,154    (152,698,684)              0
      -------------  ------------  ------------  --------------  --------------

NET GAIN
(LOSS) ON
INVEST-
MENTS.  (52,911,404)  (18,230,016)      752,265     (88,131,909)              0
      -------------  ------------  ------------  --------------  --------------

NET INCREASE
(DECREASE) IN
NET ASSETS
RESULTING
FROM OPERA-
TIONS $ (58,628,659) $(25,407,866) $   (549,848) $  (90,958,008) $  (24,063,222)
      =============  ============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A1

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                              AST NEUBERGER                   AST
     AST        AST J.P. MORGAN      AST         BERMAN                    FEDERATED         AST           AST
COHEN & STEERS     STRATEGIC      BLACKROCK     SMALL-CAP       AST        AGGRESSIVE      MID-CAP      SMALL-CAP
    REALTY       OPPORTUNITIES      VALUE        GROWTH      HIGH YIELD      GROWTH         VALUE         VALUE
  PORTFOLIO        PORTFOLIO      PORTFOLIO    PORTFOLIO*    PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------  --------------- ------------  ------------- ------------  ------------  ------------  ------------
 $144,881,512   $1,104,132,027  $115,477,726  $          0  $401,816,267  $239,041,236  $ 83,072,009  $299,669,248
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------
 $144,881,512   $1,104,132,027  $115,477,726  $          0  $401,816,267  $239,041,236  $ 83,072,009  $299,669,248
 ============   ==============  ============  ============  ============  ============  ============  ============

 $144,881,512   $1,104,132,027  $115,477,726  $          0  $401,816,267  $239,041,236  $ 83,072,009  $299,669,248
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------
 $144,881,512   $1,104,132,027  $115,477,726  $          0  $401,816,267  $239,041,236  $ 83,072,009  $299,669,248
 ============   ==============  ============  ============  ============  ============  ============  ============

    5,853,783       85,670,935     9,551,439             0    24,401,300    18,842,097     5,971,849    17,047,880
 ============   ==============  ============  ============  ============  ============  ============  ============

   22,427,479       85,591,630    13,569,651             0    55,730,411    29,805,640     7,255,197    23,614,598
 $       6.46   $        12.90  $       8.51  $       0.00  $       7.21  $       8.02  $      11.45  $      12.69
 $130,865,720   $1,012,230,828  $111,734,099  $          0  $402,108,504  $265,877,077  $ 81,628,599  $245,592,713


                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
                                              AST NEUBERGER                   AST
     AST        AST J.P. MORGAN      AST         BERMAN                    FEDERATED         AST           AST
COHEN & STEERS     STRATEGIC      BLACKROCK     SMALL-CAP       AST        AGGRESSIVE      MID-CAP      SMALL-CAP
    REALTY       OPPORTUNITIES      VALUE        GROWTH      HIGH YIELD      GROWTH         VALUE         VALUE
  PORTFOLIO        PORTFOLIO      PORTFOLIO    PORTFOLIO*    PORTFOLIO     PORTFOLIO      PORTFOLIO     PORTFOLIO
--------------  --------------- ------------  ------------- ------------  ------------  ------------  ------------

 $  1,218,117   $   11,371,953  $  1,053,530  $          0  $ 25,237,776  $  1,166,391  $    747,502  $  2,133,820
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------



    2,808,009       22,652,230     2,492,332       588,312     6,325,310     5,122,212     1,872,214     6,602,465
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------

   (1,589,892)     (11,280,277)   (1,438,802)     (588,312)   18,912,466    (3,955,821)   (1,124,712)   (4,468,645)
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------
            0                0             0             0             0             0             0             0
   24,073,788       82,832,023     9,084,568    24,651,539    11,740,016    35,501,966    17,515,609     3,353,780

  (21,271,708)    (102,760,913)  (16,044,728)  (10,371,934)  (22,179,741)  (96,640,046)  (26,480,761)  (33,955,880)
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------

    2,802,080      (19,928,890)   (6,960,160)   14,279,605   (10,439,725)  (61,138,080)   (8,965,152)  (30,602,100)
 ------------   --------------  ------------  ------------  ------------  ------------  ------------  ------------

 $  1,212,188   $  (31,209,167) $ (8,398,962) $ 13,691,293  $  8,472,741  $(65,093,901) $(10,089,864) $(35,070,745)
 ============   ==============  ============  ============  ============  ============  ============  ============

*  The subaccount is unavailable for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A2

    FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                   VARIABLE ACCOUNT B ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                 AST GOLDMAN      AST GOLDMAN      AST GOLDMAN                         AST
                                                    SACHS            SACHS            SACHS            AST         LORD ABBETT
                                                 CONCENTRATED       MID-CAP         SMALL-CAP       LARGE-CAP       CORE FIXED
                                               GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO
                                               ---------------- ---------------- --------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.   $252,218,754     $176,795,619    $137,759,786    $210,441,009     $362,864,454
                                                 ------------     ------------    ------------    ------------     ------------
  Net Assets..................................   $252,218,754     $176,795,619    $137,759,786    $210,441,009     $362,864,454
                                                 ============     ============    ============    ============     ============

NET ASSETS, representing:
  Accumulation units..........................   $252,218,754     $176,795,619    $137,759,786    $210,441,009     $362,864,454
                                                 ------------     ------------    ------------    ------------     ------------
                                                 $252,218,754     $176,795,619    $137,759,786    $210,441,009     $362,864,454
                                                 ============     ============    ============    ============     ============

  Units outstanding...........................     14,654,847       18,784,372       6,118,063      19,081,743       21,912,160
                                                 ============     ============    ============    ============     ============

  Portfolio shares held.......................      9,611,995       35,288,547      13,082,601      16,701,667       32,111,899
  Portfolio net asset value per share.........   $      26.24     $       5.01    $      10.53    $      12.60     $      11.30
  Investment in portfolio shares, at cost.....   $222,615,819     $174,240,272    $126,008,860    $221,109,405     $335,603,304

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                  SUBACCOUNTS
                                               ---------------------------------------------------------------------------------
                                                 AST GOLDMAN      AST GOLDMAN      AST GOLDMAN                         AST
                                                    SACHS            SACHS            SACHS            AST         LORD ABBETT
                                                 CONCENTRATED       MID-CAP         SMALL-CAP       LARGE-CAP       CORE FIXED
                                               GROWTH PORTFOLIO GROWTH PORTFOLIO VALUE PORTFOLIO VALUE PORTFOLIO INCOME PORTFOLIO
                                               ---------------- ---------------- --------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income.............................   $    444,634     $          0    $    785,370    $  3,217,945     $  6,379,290
                                                 ------------     ------------    ------------    ------------     ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      4,575,119        4,271,554       2,664,923       4,254,450        6,220,945
                                                 ------------     ------------    ------------    ------------     ------------

NET INVESTMENT INCOME (LOSS)..................     (4,130,485)      (4,271,554)     (1,879,553)     (1,036,505)         158,345
                                                 ------------     ------------    ------------    ------------     ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0       13,848,262               0               0                0
  Realized gain (loss) on shares redeemed.....     26,701,347       35,880,797      21,090,686     (41,006,222)      32,172,358
  Net change in unrealized gain (loss) on
   investments................................    (41,394,117)     (68,329,758)    (27,236,971)     24,058,436       (3,292,183)
                                                 ------------     ------------    ------------    ------------     ------------

NET GAIN (LOSS) ON INVESTMENTS................    (14,692,770)     (18,600,699)     (6,146,285)    (16,947,786)      28,880,175
                                                 ------------     ------------    ------------    ------------     ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $(18,823,255)    $(22,872,253)   $ (8,025,838)   $(17,984,291)    $ 29,038,520
                                                 ============     ============    ============    ============     ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A3

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                AST NEUBERGER    AST NEUBERGER                        AST            AST            AST
      AST            AST            BERMAN        BERMAN/LSV          AST        PIMCO LIMITED   PIMCO TOTAL   T. ROWE PRICE
MARSICO CAPITAL   MFS GROWTH       MID-CAP          MID-CAP        SMALL-CAP     MATURITY BOND   RETURN BOND   EQUITY INCOME
GROWTH PORTFOLIO  PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------- ------------  ---------------- --------------- ---------------- ------------- --------------  -------------
  $760,715,824   $194,860,230    $260,507,870    $321,823,112     $123,713,528   $698,888,462  $2,058,427,690  $138,958,823
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------
  $760,715,824   $194,860,230    $260,507,870    $321,823,112     $123,713,528   $698,888,462  $2,058,427,690  $138,958,823
  ============   ============    ============    ============     ============   ============  ==============  ============

  $760,715,824   $194,860,230    $260,507,870    $321,823,112     $123,713,528   $698,888,462  $2,058,427,690  $138,958,823
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------
  $760,715,824   $194,860,230    $260,507,870    $321,823,112     $123,713,528   $698,888,462  $2,058,427,690  $138,958,823
  ============   ============    ============    ============     ============   ============  ==============  ============

    60,823,714     21,613,368      13,725,370      14,976,319        7,731,366     51,458,919     129,699,948    12,887,510
  ============   ============    ============    ============     ============   ============  ==============  ============

    39,807,212     20,425,601      11,993,917      21,982,453        6,124,432     66,245,352     172,831,880    17,113,156
  $      19.11   $       9.54    $      21.72    $      14.64     $      20.20   $      10.55  $        11.91  $       8.12
  $635,171,672   $171,942,443    $237,759,943    $276,818,666     $118,949,438   $696,455,726  $2,024,405,542  $123,752,179


                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                AST NEUBERGER    AST NEUBERGER                        AST            AST            AST
      AST            AST            BERMAN        BERMAN/LSV          AST        PIMCO LIMITED   PIMCO TOTAL   T. ROWE PRICE
MARSICO CAPITAL   MFS GROWTH       MID-CAP          MID-CAP        SMALL-CAP     MATURITY BOND   RETURN BOND   EQUITY INCOME
GROWTH PORTFOLIO  PORTFOLIO    GROWTH PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO   PORTFOLIO      PORTFOLIO      PORTFOLIO
---------------- ------------  ---------------- --------------- ---------------- ------------- --------------  -------------

  $  2,710,490   $    793,861    $          0    $  3,562,010     $          0   $  7,346,978  $   42,790,407  $  1,823,446
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------



    16,841,564      3,703,186       4,682,145       6,472,650        2,823,963     13,331,802      39,505,706     3,148,880
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------

   (14,131,074)    (2,909,325)     (4,682,145)     (2,910,640)      (2,823,963)    (5,984,824)      3,284,701    (1,325,434)
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------

             0              0               0               0                0     13,471,974      83,141,879             0
   (43,368,325)    12,090,963       6,104,838     (28,581,324)      27,887,263    (17,266,333)     25,439,629   (28,013,055)

    18,767,710    (17,208,154)     (7,139,834)      8,653,180      (35,109,172)    14,020,031     (75,247,773)   19,114,157
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------

   (24,600,615)    (5,117,191)     (1,034,996)    (19,928,144)      (7,221,909)    10,225,672      33,333,735    (8,898,898)
  ------------   ------------    ------------    ------------     ------------   ------------  --------------  ------------

  $(38,731,689)  $ (8,026,516)   $ (5,717,141)   $(22,838,784)    $(10,045,872)  $  4,240,848  $   36,618,436  $(10,224,332)
  ============   ============    ============    ============     ============   ============  ==============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A4

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------

                                                                  AST
                                                   AST       T. ROWE PRICE       AST             AST          AST
                                                  QMA US        NATURAL     T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL
                                               EQUITY ALPHA    RESOURCES   ASSET ALLOCATION     VALUE        EQUITY
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
                                               ------------  ------------- ---------------- ------------- ------------
ASSETS
  Investment in the portfolios, at fair value. $107,997,241  $255,475,538   $1,511,842,352  $134,221,901  $117,106,640
                                               ------------  ------------   --------------  ------------  ------------
  Net Assets.................................. $107,997,241  $255,475,538   $1,511,842,352  $134,221,901  $117,106,640
                                               ============  ============   ==============  ============  ============

NET ASSETS, representing:
  Accumulation units.......................... $107,997,241  $255,475,538   $1,511,842,352  $134,221,901  $117,106,640
                                               ------------  ------------   --------------  ------------  ------------
                                               $107,997,241  $255,475,538   $1,511,842,352  $134,221,901  $117,106,640
                                               ============  ============   ==============  ============  ============

  Units outstanding...........................    9,571,807     9,670,862      105,877,741    11,036,015     7,715,607
                                               ============  ============   ==============  ============  ============

  Portfolio shares held.......................    9,350,410    13,368,683       87,846,738     9,912,991    11,986,350
  Portfolio net asset value per share......... $      11.55  $      19.11   $        17.21  $      13.54  $       9.77
  Investment in portfolio shares, at cost..... $ 99,834,021  $270,371,854   $1,409,710,276  $135,331,312  $114,720,650

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                             SUBACCOUNTS
                                               -----------------------------------------------------------------------

                                                                  AST
                                                   AST       T. ROWE PRICE       AST             AST          AST
                                                  QMA US        NATURAL     T. ROWE PRICE   INTERNATIONAL  MFS GLOBAL
                                               EQUITY ALPHA    RESOURCES   ASSET ALLOCATION     VALUE        EQUITY
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO       PORTFOLIO    PORTFOLIO
                                               ------------  ------------- ---------------- ------------- ------------
INVESTMENT INCOME
  Dividend income............................. $    840,481  $  2,217,949   $   18,410,480  $  2,547,686  $    676,411
                                               ------------  ------------   --------------  ------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,833,491     6,148,370       29,438,595     3,095,045     2,257,056
                                               ------------  ------------   --------------  ------------  ------------

NET INVESTMENT INCOME (LOSS)..................     (993,010)   (3,930,421)     (11,028,115)     (547,359)   (1,580,645)
                                               ------------  ------------   --------------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0             0                0             0             0
  Realized gain (loss) on shares redeemed.....  (11,461,297)   21,413,168      146,998,680   (24,404,324)   11,062,750
  Net change in unrealized gain (loss) on
   investments................................   12,359,598   (96,148,761)    (169,064,948)   (4,054,056)  (21,056,789)
                                               ------------  ------------   --------------  ------------  ------------

NET GAIN (LOSS) ON INVESTMENTS................      898,301   (74,735,593)     (22,066,268)  (28,458,380)   (9,994,039)
                                               ------------  ------------   --------------  ------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $    (94,709) $(78,666,014)  $  (33,094,383) $(29,005,739) $(11,574,684)
                                               ============  ============   ==============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A5

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                   AST
                                                     AST           AST           ACADEMIC          AST             AST
      AST             AST                        WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION
    JPMORGAN     T. ROWE PRICE       AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET
 INTERNATIONAL    GLOBAL BOND   INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION
EQUITY PORTFOLIO   PORTFOLIO   GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------- ------------- ---------------- ------------- --------------  --------------  --------------  --------------
  $170,765,426   $274,526,078    $405,957,355   $209,446,477  $3,434,051,640  $2,989,751,473  $2,435,193,261  $2,684,655,281
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------
  $170,765,426   $274,526,078    $405,957,355   $209,446,477  $3,434,051,640  $2,989,751,473  $2,435,193,261  $2,684,655,281
  ============   ============    ============   ============  ==============  ==============  ==============  ==============

  $170,765,426   $274,526,078    $405,957,355   $209,446,477  $3,434,051,640  $2,989,751,473  $2,435,193,261  $2,684,655,281
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------
  $170,765,426   $274,526,078    $405,957,355   $209,446,477  $3,434,051,640  $2,989,751,473  $2,435,193,261  $2,684,655,281
  ============   ============    ============   ============  ==============  ==============  ==============  ==============

    11,107,534     17,356,545      27,343,227     22,133,953     341,315,862     294,848,532     228,059,866     235,261,368
  ============   ============    ============   ============  ==============  ==============  ==============  ==============

     9,176,004     24,709,818      40,677,090     23,297,717     338,663,870     291,115,041     223,207,448     228,287,014
  $      18.61   $      11.11    $       9.98   $       8.99  $        10.14  $        10.27  $        10.91  $        11.76
  $176,965,984   $270,468,759    $386,931,302   $204,649,659  $3,256,614,951  $2,749,959,624  $2,290,027,682  $2,353,917,603


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
                                                                                   AST
                                                     AST           AST           ACADEMIC          AST             AST
      AST             AST                        WELLINGTON   CAPITAL GROWTH    STRATEGIES       BALANCED      PRESERVATION
    JPMORGAN     T. ROWE PRICE       AST         MANAGEMENT       ASSET           ASSET           ASSET           ASSET
 INTERNATIONAL    GLOBAL BOND   INTERNATIONAL   HEDGED EQUITY   ALLOCATION      ALLOCATION      ALLOCATION      ALLOCATION
EQUITY PORTFOLIO   PORTFOLIO   GROWTH PORTFOLIO   PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
---------------- ------------- ---------------- ------------- --------------  --------------  --------------  --------------

  $  2,978,974   $  8,453,272    $  3,407,623   $    786,168  $   21,109,796  $   21,867,480  $   18,280,755  $   24,709,808
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------



     3,639,838      5,350,521       9,281,498      4,268,958      82,984,710      68,647,971      51,948,288      51,585,191
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------

      (660,864)     3,102,751      (5,873,875)    (3,482,790)    (61,874,914)    (46,780,491)    (33,667,533)    (26,875,383)
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------

             0      2,363,342               0              0               0               0               0               0
    (7,391,342)     2,106,360     (99,181,140)    21,953,853     241,461,820      (9,166,449)    279,047,750      63,487,770

   (21,283,390)       182,262      17,425,212    (38,094,249)   (466,961,847)   (155,428,452)   (380,354,601)    (67,893,707)
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------

   (28,674,732)     4,651,964     (81,755,928)   (16,140,396)   (225,500,027)   (164,594,901)   (101,306,851)     (4,405,937)
  ------------   ------------    ------------   ------------  --------------  --------------  --------------  --------------

  $(29,335,596)  $  7,754,715    $(87,629,803)  $(19,623,186) $ (287,374,941) $ (211,375,392) $ (134,974,384) $  (31,281,320)
  ============   ============    ============   ============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A6

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                             SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                   AST            AST        AST HORIZON   AST HORIZON        AST
                                                CLS GROWTH    CLS MODERATE     GROWTH       MODERATE     FI PYRAMIS(R)
                                                  ASSET          ASSET          ASSET         ASSET          ASSET
                                                ALLOCATION     ALLOCATION    ALLOCATION    ALLOCATION     ALLOCATION
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------  -------------  ------------  -------------  -------------
ASSETS
  Investment in the portfolios, at fair value. $498,579,817  $ 788,152,760  $547,517,727  $ 767,335,898  $271,363,870
                                               ------------  -------------  ------------  -------------  ------------
  Net Assets.................................. $498,579,817  $ 788,152,760  $547,517,727  $ 767,335,898  $271,363,870
                                               ============  =============  ============  =============  ============

NET ASSETS, representing:
  Accumulation units.......................... $498,579,817  $ 788,152,760  $547,517,727  $ 767,335,898  $271,363,870
                                               ------------  -------------  ------------  -------------  ------------
                                               $498,579,817  $ 788,152,760  $547,517,727  $ 767,335,898  $271,363,870
                                               ============  =============  ============  =============  ============

  Units outstanding...........................   49,794,863     83,953,848    56,706,824     76,501,222    29,299,088
                                               ============  =============  ============  =============  ============

  Portfolio shares held.......................   48,218,551     82,099,246    56,796,445     77,041,757    29,022,874
  Portfolio net asset value per share......... $      10.34  $        9.60  $       9.64  $        9.96  $       9.35
  Investment in portfolio shares, at cost..... $495,954,822  $ 762,976,729  $543,209,489  $ 752,266,500  $272,545,228

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                             SUBACCOUNTS
                                               ----------------------------------------------------------------------
                                                   AST            AST        AST HORIZON   AST HORIZON        AST
                                                CLS GROWTH    CLS MODERATE     GROWTH       MODERATE     FI PYRAMIS(R)
                                                  ASSET          ASSET          ASSET         ASSET          ASSET
                                                ALLOCATION     ALLOCATION    ALLOCATION    ALLOCATION     ALLOCATION
                                                PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO      PORTFOLIO
                                               ------------  -------------  ------------  -------------  -------------
INVESTMENT INCOME
  Dividend income............................. $  1,809,163  $   3,545,487  $  2,167,440  $   4,087,964  $    752,291
                                               ------------  -------------  ------------  -------------  ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................   11,069,499     15,575,903    11,110,346     14,540,665     6,113,984
                                               ------------  -------------  ------------  -------------  ------------

NET INVESTMENT INCOME (LOSS)..................   (9,260,336)   (12,030,416)   (8,942,906)   (10,452,701)   (5,361,693)
                                               ------------  -------------  ------------  -------------  ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........    6,266,719     14,210,930    27,853,009     41,850,951    12,971,083
  Realized gain (loss) on shares redeemed.....   25,370,469     65,602,675    14,610,418     46,037,084     9,452,561
  Net change in unrealized gain (loss) on
   investments................................  (81,952,076)  (118,749,848)  (74,377,582)  (109,286,499)  (46,524,473)
                                               ------------  -------------  ------------  -------------  ------------

NET GAIN (LOSS) ON INVESTMENTS................  (50,314,888)   (38,936,243)  (31,914,155)   (21,398,464)  (24,100,829)
                                               ------------  -------------  ------------  -------------  ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(59,575,224) $ (50,966,659) $(40,857,061) $ (31,851,165) $(29,462,522)
                                               ============  =============  ============  =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A7

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------

     AST                        COLUMBIA                                         COLUMBIA VARIABLE   COLUMBIA   PRUDENTIAL SP
WESTERN ASSET                   VARIABLE      COLUMBIA FEDERAL COLUMBIA VARIABLE PORTFOLIO - SMALL  LARGE CAP   INTERNATIONAL
  CORE PLUS     DAVIS VALUE PORTFOLIO - ASSET SECURITIES FUND, PORTFOLIO - MONEY  COMPANY GROWTH   GROWTH FUND,    GROWTH
BOND PORTFOLIO   PORTFOLIO   ALLOCATION FUND        VS*           MARKET FUND          FUND            VS*        PORTFOLIO
--------------  ----------- ----------------- ---------------- ----------------- ----------------- ------------ -------------
 $388,750,590   $1,191,039     $5,413,888         $      0        $1,182,161         $387,511       $        0   $ 7,890,474
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------
 $388,750,590   $1,191,039     $5,413,888         $      0        $1,182,161         $387,511       $        0   $ 7,890,474
 ============   ==========     ==========         ========        ==========         ========       ==========   ===========

 $388,750,590   $1,191,039     $5,413,888         $      0        $1,182,161         $387,511       $        0   $ 7,890,474
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------
 $388,750,590   $1,191,039     $5,413,888         $      0        $1,182,161         $387,511       $        0   $ 7,890,474
 ============   ==========     ==========         ========        ==========         ========       ==========   ===========

   34,469,621      115,205        349,314                0           109,204           21,224                0       750,098
 ============   ==========     ==========         ========        ==========         ========       ==========   ===========

   36,331,831      113,757        458,416                0         1,182,161           33,464                0     1,809,742
 $      10.70   $    10.47     $    11.81         $   0.00        $     1.00         $  11.58       $     0.00   $      4.36
 $378,243,785   $1,266,683     $6,047,795         $      0        $1,182,161         $361,139       $        0   $ 7,846,540

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------

     AST                        COLUMBIA                                         COLUMBIA VARIABLE   COLUMBIA   PRUDENTIAL SP
WESTERN ASSET                   VARIABLE      COLUMBIA FEDERAL COLUMBIA VARIABLE PORTFOLIO - SMALL  LARGE CAP   INTERNATIONAL
  CORE PLUS     DAVIS VALUE PORTFOLIO - ASSET SECURITIES FUND, PORTFOLIO - MONEY  COMPANY GROWTH   GROWTH FUND,    GROWTH
BOND PORTFOLIO   PORTFOLIO   ALLOCATION FUND        VS*           MARKET FUND          FUND            VS*        PORTFOLIO
--------------  ----------- ----------------- ---------------- ----------------- ----------------- ------------ -------------
 $ 10,678,617   $   10,711     $  149,544         $ 62,049        $        0         $      0       $   21,862   $   127,582
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------


    7,172,816       20,032         59,577            4,532            12,693            4,795           17,082       153,616
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------

    3,505,801       (9,321)        89,967           57,517           (12,693)          (4,795)           4,780       (26,034)
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------

    5,948,414       95,038              0                0                 0                0                0             0
   21,240,637     (101,483)       113,317          (75,985)                0           54,949        1,417,287       601,132

  (13,458,736)     (60,276)      (271,869)          36,406                 0          (66,559)        (925,648)   (2,269,835)
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------

   13,730,315      (66,721)      (158,552)         (39,579)                0          (11,610)         491,639    (1,668,703)
 ------------   ----------     ----------         --------        ----------         --------       ----------   -----------

 $ 17,236,116   $  (76,042)    $  (68,585)        $ 17,938        $  (12,693)        $(16,405)      $  496,419   $(1,694,737)
 ============   ==========     ==========         ========        ==========         ========       ==========   ===========

*  The subaccount is unavailable for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A8

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------
                                                   NVIT
                                                DEVELOPING     THE DOW    FIRST TRUST   GLOBAL DIVIDEND   NASDAQ
                                                 MARKETS       DART 10    TARGET FOCUS     TARGET 15     TARGET 15
                                                   FUND       PORTFOLIO  FOUR PORTFOLIO    PORTFOLIO     PORTFOLIO
                                               ------------  ----------  -------------- --------------- -----------
ASSETS
  Investment in the portfolios, at fair value. $ 75,241,411  $6,771,762   $ 7,011,096     $24,605,908   $ 4,401,243
                                               ------------  ----------   -----------     -----------   -----------
  Net Assets.................................. $ 75,241,411  $6,771,762   $ 7,011,096     $24,605,908   $ 4,401,243
                                               ============  ==========   ===========     ===========   ===========

NET ASSETS, representing:
  Accumulation units.......................... $ 75,241,411  $6,771,762   $ 7,011,096     $24,605,908   $ 4,401,243
                                               ------------  ----------   -----------     -----------   -----------
                                               $ 75,241,411  $6,771,762   $ 7,011,096     $24,605,908   $ 4,401,243
                                               ============  ==========   ===========     ===========   ===========

  Units outstanding...........................    4,090,174     588,903     1,182,518       1,599,922       454,419
                                               ============  ==========   ===========     ===========   ===========

  Portfolio shares held.......................   13,933,595     621,833     1,589,818       1,253,485       468,716
  Portfolio net asset value per share......... $       5.40  $    10.89   $      4.41     $     19.63   $      9.39
  Investment in portfolio shares, at cost..... $ 88,029,834  $6,130,816   $ 7,602,549     $23,680,864   $ 4,662,538

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                            SUBACCOUNTS
                                               --------------------------------------------------------------------
                                                   NVIT
                                                DEVELOPING     THE DOW    FIRST TRUST   GLOBAL DIVIDEND   NASDAQ
                                                 MARKETS       DART 10    TARGET FOCUS     TARGET 15     TARGET 15
                                                   FUND       PORTFOLIO  FOUR PORTFOLIO    PORTFOLIO     PORTFOLIO
                                               ------------  ----------  -------------- --------------- -----------
INVESTMENT INCOME
  Dividend income............................. $    314,846  $        0   $         0     $         0   $         0
                                               ------------  ----------   -----------     -----------   -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................    1,856,689      94,147       175,620         525,150        86,809
                                               ------------  ----------   -----------     -----------   -----------

NET INVESTMENT INCOME (LOSS)..................   (1,541,843)    (94,147)     (175,620)       (525,150)      (86,809)
                                               ------------  ----------   -----------     -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0           0             0               0             0
  Realized gain (loss) on shares redeemed.....   13,793,780   1,027,783     1,080,819         720,445     1,442,256
  Net change in unrealized gain (loss) on
   investments................................  (42,708,596)   (594,236)   (2,527,219)     (3,304,854)   (1,326,797)
                                               ------------  ----------   -----------     -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS................  (28,914,816)    433,547    (1,446,400)     (2,584,409)      115,459
                                               ------------  ----------   -----------     -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(30,456,659) $  339,400   $(1,622,020)    $(3,109,559)  $    28,650
                                               ============  ==========   ===========     ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A9

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------

                  TARGET      VALUE LINE
S&P TARGET 24     MANAGED     TARGET 25     THE DOW TARGET    PROFUND VP    PROFUND VP   PROFUND VP   PROFUND VP
  PORTFOLIO    VIP PORTFOLIO  PORTFOLIO   DIVIDEND PORTFOLIO   ASIA 30        BANKS         BEAR     BIOTECHNOLOGY
-------------  ------------- -----------  ------------------ ------------  -----------  -----------  -------------
 $ 9,184,685    $20,023,502  $ 7,137,544     $21,739,396     $ 21,250,077  $ 2,310,369  $18,223,594   $4,770,149
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------
 $ 9,184,685    $20,023,502  $ 7,137,544     $21,739,396     $ 21,250,077  $ 2,310,369  $18,223,594   $4,770,149
 ===========    ===========  ===========     ===========     ============  ===========  ===========   ==========

 $ 9,184,685    $20,023,502  $ 7,137,544     $21,739,396     $ 21,250,077  $ 2,310,369  $18,223,594   $4,770,149
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------
 $ 9,184,685    $20,023,502  $ 7,137,544     $21,739,396     $ 21,250,077  $ 2,310,369  $18,223,594   $4,770,149
 ===========    ===========  ===========     ===========     ============  ===========  ===========   ==========

     817,764      2,087,462    1,095,836       2,453,874        1,208,979      618,255    3,842,819      444,163
 ===========    ===========  ===========     ===========     ============  ===========  ===========   ==========

     894,322      2,136,980    2,540,051       2,200,344          503,676      248,160      981,875      195,739
 $     10.27    $      9.37  $      2.81     $      9.88     $      42.19  $      9.31  $     18.56   $    24.37
 $ 9,122,567    $17,218,097  $ 7,413,277     $19,797,304     $ 26,940,596  $ 2,286,922  $19,227,864   $4,577,247


                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------

                  TARGET      VALUE LINE
S&P TARGET 24   MANAGED VIP   TARGET 25     THE DOW TARGET    PROFUND VP    PROFUND VP   PROFUND VP   PROFUND VP
  PORTFOLIO      PORTFOLIO    PORTFOLIO   DIVIDEND PORTFOLIO   ASIA 30        BANKS         BEAR     BIOTECHNOLOGY
-------------  ------------- -----------  ------------------ ------------  -----------  -----------  -------------

 $         0    $         0  $         0     $         0     $     15,867  $         0  $         0   $        0
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------



     158,992        429,039      149,945         349,965          640,727       76,233      336,330      107,165
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------

    (158,992)      (429,039)    (149,945)       (349,965)        (624,860)     (76,233)    (336,330)    (107,165)
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------

           0              0            0               0        2,670,634            0            0            0
   2,354,410     (1,430,515)  (2,766,737)      3,347,144       (5,995,379)    (760,864)  (2,790,312)    (298,285)

  (1,848,400)       934,927      275,087      (2,365,707)      (7,441,552)    (450,539)     314,431       68,256
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------

     506,010       (495,588)  (2,491,650)        981,437      (10,766,297)  (1,211,403)  (2,475,881)    (230,029)
 -----------    -----------  -----------     -----------     ------------  -----------  -----------   ----------

 $   347,018    $  (924,627) $(2,641,595)    $   631,472     $(11,391,157) $(1,287,636) $(2,812,211)  $ (337,194)
 ===========    ===========  ===========     ===========     ============  ===========  ===========   ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A10

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                                PROFUND VP                              PROFUND VP    PROFUND VP
                                                  BASIC       PROFUND VP   PROFUND VP    CONSUMER   CONSUMER GOODS
                                                MATERIALS     ULTRABULL       BULL       SERVICES     PORTFOLIO
                                               ------------  -----------  -----------  -----------  --------------
ASSETS
  Investment in the portfolios, at fair value. $ 17,075,313  $10,989,716  $61,306,438  $ 8,369,405   $16,035,810
                                               ------------  -----------  -----------  -----------   -----------
  Net Assets.................................. $ 17,075,313  $10,989,716  $61,306,438  $ 8,369,405   $16,035,810
                                               ============  ===========  ===========  ===========   ===========

NET ASSETS, representing:
  Accumulation units.......................... $ 17,075,313  $10,989,716  $61,306,438  $ 8,369,405   $16,035,810
                                               ------------  -----------  -----------  -----------   -----------
                                               $ 17,075,313  $10,989,716  $61,306,438  $ 8,369,405   $16,035,810
                                               ============  ===========  ===========  ===========   ===========

  Units outstanding...........................    1,156,867    1,787,163    6,004,400      823,362     1,243,206
                                               ============  ===========  ===========  ===========   ===========

  Portfolio shares held.......................      390,829    1,055,688    2,365,218      247,836       439,097
  Portfolio net asset value per share......... $      43.69  $     10.41  $     25.92  $     33.77   $     36.52
  Investment in portfolio shares, at cost..... $ 20,121,152  $10,626,338  $61,043,766  $ 8,218,334   $15,766,750

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                           SUBACCOUNTS
                                               ------------------------------------------------------------------
                                                PROFUND VP                              PROFUND VP    PROFUND VP
                                                  BASIC       PROFUND VP   PROFUND VP    CONSUMER   CONSUMER GOODS
                                                MATERIALS     ULTRABULL       BULL       SERVICES     PORTFOLIO
                                               ------------  -----------  -----------  -----------  --------------
INVESTMENT INCOME
  Dividend income............................. $     53,499  $         0  $         0  $         0   $   168,907
                                               ------------  -----------  -----------  -----------   -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................      582,272      178,058      829,426      150,176       281,051
                                               ------------  -----------  -----------  -----------   -----------

NET INVESTMENT INCOME (LOSS)..................     (528,773)    (178,058)    (829,426)    (150,176)     (112,144)
                                               ------------  -----------  -----------  -----------   -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........            0    1,046,572      842,515            0             0
  Realized gain (loss) on shares redeemed.....    6,105,644   (1,980,578)    (904,822)   1,386,494     1,156,118
  Net change in unrealized gain (loss) on
   investments................................  (11,683,851)    (549,671)  (2,142,095)  (1,180,383)   (1,084,724)
                                               ------------  -----------  -----------  -----------   -----------

NET GAIN (LOSS) ON INVESTMENTS................   (5,578,207)  (1,483,677)  (2,204,402)     206,111        71,394
                                               ------------  -----------  -----------  -----------   -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $ (6,106,980) $(1,661,735) $(3,033,828) $    55,935   $   (40,750)
                                               ============  ===========  ===========  ===========   ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A11

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------

 PROFUND VP      PROFUND VP   PROFUND VP  PROFUND VP U.S. PROFUND VP   ACCESS VP HIGH PROFUND VP    PROFUND VP
 OIL & GAS       EUROPE 30    FINANCIALS  GOVERNMENT PLUS HEALTH CARE    YIELD FUND   INDUSTRIALS    INTERNET
------------    -----------  -----------  --------------- -----------  -------------- -----------  -----------
$ 43,737,050    $11,041,822  $10,763,551    $42,389,850   $17,794,035   $41,868,446   $ 9,130,008  $ 4,212,718
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------
$ 43,737,050    $11,041,822  $10,763,551    $42,389,850   $17,794,035   $41,868,446   $ 9,130,008  $ 4,212,718
============    ===========  ===========    ===========   ===========   ===========   ===========  ===========

$ 43,737,050    $11,041,822  $10,763,551    $42,389,850   $17,794,035   $41,868,446   $ 9,130,008  $ 4,212,718
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------
$ 43,737,050    $11,041,822  $10,763,551    $42,389,850   $17,794,035   $41,868,446   $ 9,130,008  $ 4,212,718
============    ===========  ===========    ===========   ===========   ===========   ===========  ===========

   2,056,191      1,176,304    1,806,372      2,260,090     1,723,492     2,808,005       751,923      176,485
============    ===========  ===========    ===========   ===========   ===========   ===========  ===========

     921,362        574,796      630,554      1,509,073       560,619     1,590,746       253,119       76,706
$      47.47    $     19.21  $     17.07    $     28.09   $     31.74   $     26.32   $     36.07  $     54.92
$ 47,091,083    $11,588,267  $11,755,678    $40,575,779   $17,723,276   $41,518,034   $ 8,981,058  $ 4,585,833


                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
 PROFUND VP      PROFUND VP   PROFUND VP  PROFUND VP U.S. PROFUND VP   ACCESS VP HIGH PROFUND VP    PROFUND VP
 OIL & GAS       EUROPE 30    FINANCIALS  GOVERNMENT PLUS HEALTH CARE    YIELD FUND   INDUSTRIALS    INTERNET
------------    -----------  -----------  --------------- -----------  -------------- -----------  -----------

$    102,138    $   290,478  $         0    $    45,494   $    59,584   $   173,951   $    61,576  $         0
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------


   1,028,461        402,424      256,062        521,643       391,399       340,623       285,010      123,728
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------

    (926,323)      (111,946)    (256,062)      (476,149)     (331,815)     (166,672)     (223,434)    (123,728)
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------

           0              0            0              0             0       519,162             0      273,931
  10,615,101     (1,482,897)    (379,315)    10,104,394       291,937      (424,332)     (139,690)   1,712,642

 (10,699,144)    (2,104,867)  (2,242,990)     4,328,862      (520,841)       47,295    (1,181,478)  (2,226,476)
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------

     (84,043)    (3,587,764)  (2,622,305)    14,433,256      (228,904)      142,125    (1,321,168)    (239,903)
------------    -----------  -----------    -----------   -----------   -----------   -----------  -----------

$ (1,010,366)   $(3,699,710) $(2,878,367)   $13,957,107   $  (560,719)  $   (24,547)  $(1,544,602) $  (363,631)
============    ===========  ===========    ===========   ===========   ===========   ===========  ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A12

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                                             PROFUND VP   PROFUND VP
                                                PROFUND VP    PROFUND VP      MID-CAP      MID-CAP      PROFUND VP
                                                  JAPAN     PRECIOUS METALS    GROWTH       VALUE     PHARMACEUTICALS
                                               -----------  --------------- -----------  -----------  ---------------
ASSETS
  Investment in the portfolios, at fair value. $ 4,799,884   $ 75,280,954   $31,799,895  $25,103,638    $12,351,106
                                               -----------   ------------   -----------  -----------    -----------
  Net Assets.................................. $ 4,799,884   $ 75,280,954   $31,799,895  $25,103,638    $12,351,106
                                               ===========   ============   ===========  ===========    ===========

NET ASSETS, representing:
  Accumulation units.......................... $ 4,799,884   $ 75,280,954   $31,799,895  $25,103,638    $12,351,106
                                               -----------   ------------   -----------  -----------    -----------
                                               $ 4,799,884   $ 75,280,954   $31,799,895  $25,103,638    $12,351,106
                                               ===========   ============   ===========  ===========    ===========

  Units outstanding...........................     752,891      4,194,250     2,359,912    1,920,279      1,403,588
                                               ===========   ============   ===========  ===========    ===========

  Portfolio shares held.......................     462,862      1,695,135       957,252    1,006,158        493,058
  Portfolio net asset value per share......... $     10.37   $      44.41   $     33.22  $     24.95    $     25.05
  Investment in portfolio shares, at cost..... $ 5,033,762   $ 83,479,840   $31,927,924  $24,785,937    $11,615,986

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                                             PROFUND VP   PROFUND VP
                                                PROFUND VP    PROFUND VP      MID-CAP      MID-CAP      PROFUND VP
                                                  JAPAN     PRECIOUS METALS    GROWTH       VALUE     PHARMACEUTICALS
                                               -----------  --------------- -----------  -----------  ---------------
INVESTMENT INCOME
  Dividend income............................. $         0   $          0   $         0  $    40,466    $   115,039
                                               -----------   ------------   -----------  -----------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     119,894      1,697,182       852,051      379,418        136,261
                                               -----------   ------------   -----------  -----------    -----------

NET INVESTMENT INCOME (LOSS)..................    (119,894)    (1,697,182)     (852,051)    (338,952)       (21,222)
                                               -----------   ------------   -----------  -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           0      1,875,748             0            0              0
  Realized gain (loss) on shares redeemed.....  (1,451,451)     6,412,557    (1,026,731)    (976,628)       (70,357)
  Net change in unrealized gain (loss) on
   investments................................    (694,057)   (33,215,189)   (3,396,526)    (683,149)       706,994
                                               -----------   ------------   -----------  -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS................  (2,145,508)   (24,926,884)   (4,423,257)  (1,659,777)       636,637
                                               -----------   ------------   -----------  -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(2,265,402)  $(26,624,066)  $(5,275,308) $(1,998,729)   $   615,415
                                               ===========   ============   ===========  ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A13

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                PROFUND VP                               PROFUND VP  PROFUND VP   PROFUND VP  PROFUND VP
PROFUND VP     RISING RATES   PROFUND VP   PROFUND VP    SMALL-CAP     SHORT        SHORT       SHORT
REAL ESTATE    OPPORTUNITY    NASDAQ-100  SEMICONDUCTOR    GROWTH     MID-CAP     NASDAQ-100  SMALL-CAP
-----------    ------------  -----------  ------------- -----------  ----------  -----------  ----------
$12,605,153    $ 12,550,548  $25,609,587   $1,531,016   $35,338,379  $2,613,940  $ 8,012,860  $4,130,567
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------
$12,605,153    $ 12,550,548  $25,609,587   $1,531,016   $35,338,379  $2,613,940  $ 8,012,860  $4,130,567
===========    ============  ===========   ==========   ===========  ==========  ===========  ==========

$12,605,153    $ 12,550,548  $25,609,587   $1,531,016   $35,338,379  $2,613,940  $ 8,012,860  $4,130,567
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------
$12,605,153    $ 12,550,548  $25,609,587   $1,531,016   $35,338,379  $2,613,940  $ 8,012,860  $4,130,567
===========    ============  ===========   ==========   ===========  ==========  ===========  ==========

    759,299       4,828,569    2,757,794      246,303     2,476,373     601,461    2,782,815     986,348
===========    ============  ===========   ==========   ===========  ==========  ===========  ==========

    278,752       1,673,406    1,311,295       79,782     1,218,565     190,520      947,147     536,437
$     45.22    $       7.50  $     19.53   $    19.19   $     29.00  $    13.72  $      8.46  $     7.70
$12,712,988    $ 13,318,042  $26,542,134   $1,585,490   $34,439,077  $2,731,200  $ 7,974,268  $4,177,789


                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------
                PROFUND VP                               PROFUND VP  PROFUND VP   PROFUND VP  PROFUND VP
PROFUND VP     RISING RATES   PROFUND VP   PROFUND VP    SMALL-CAP     SHORT        SHORT       SHORT
REAL ESTATE    OPPORTUNITY    NASDAQ-100  SEMICONDUCTOR    GROWTH     MID-CAP     NASDAQ-100  SMALL-CAP
-----------    ------------  -----------  ------------- -----------  ----------  -----------  ----------
$         0    $          0  $         0   $    2,373   $         0  $        0  $         0  $        0
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------



    286,872         427,339      486,739       42,482       616,956      30,910      114,153      68,797
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------

   (286,872)       (427,339)    (486,739)     (40,109)     (616,956)    (30,910)    (114,153)    (68,797)
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------

          0               0            0            0        79,703           0            0           0
    641,712      (8,077,689)     558,065     (121,148)    1,277,013    (516,161)  (1,459,462)    175,421

   (718,950)     (2,679,227)  (2,469,788)    (197,997)   (3,863,965)     85,071      338,385       1,165
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------

    (77,238)    (10,756,916)  (1,911,723)    (319,145)   (2,507,249)   (431,090)  (1,121,077)    176,586
-----------    ------------  -----------   ----------   -----------  ----------  -----------  ----------

$  (364,110)   $(11,184,255) $(2,398,462)  $ (359,254)  $(3,124,205) $ (462,000) $(1,235,230) $  107,789
===========    ============  ===========   ==========   ===========  ==========  ===========  ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A14

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                              SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                PROFUND VP
                                                SMALL-CAP    PROFUND VP      PROFUND VP      PROFUND VP    PROFUND VP
                                                  VALUE      TECHNOLOGY  TELECOMMUNICATIONS ULTRAMID-CAP ULTRANASDAQ-100
                                               -----------  -----------  ------------------ ------------ ---------------
ASSETS
  Investment in the portfolios, at fair value. $18,880,537  $10,484,394      $7,236,917     $14,754,053    $26,978,442
                                               -----------  -----------      ----------     -----------    -----------
  Net Assets.................................. $18,880,537  $10,484,394      $7,236,917     $14,754,053    $26,978,442
                                               ===========  ===========      ==========     ===========    ===========

NET ASSETS, representing:
  Accumulation units.......................... $18,880,537  $10,484,394      $7,236,917     $14,754,053    $26,978,442
                                               -----------  -----------      ----------     -----------    -----------
                                               $18,880,537  $10,484,394      $7,236,917     $14,754,053    $26,978,442
                                               ===========  ===========      ==========     ===========    ===========

  Units outstanding...........................   1,619,009    1,409,041         897,431       1,281,711     13,474,319
                                               ===========  ===========      ==========     ===========    ===========

  Portfolio shares held.......................     721,457      631,971         968,797         622,009      1,254,228
  Portfolio net asset value per share......... $     26.17  $     16.59      $     7.47     $     23.72    $     21.51
  Investment in portfolio shares, at cost..... $18,385,422  $10,722,812      $7,129,223     $14,512,136    $26,610,831

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                              SUBACCOUNTS
                                               ------------------------------------------------------------------------
                                                PROFUND VP
                                                SMALL-CAP    PROFUND VP      PROFUND VP      PROFUND VP    PROFUND VP
                                                  VALUE      TECHNOLOGY  TELECOMMUNICATIONS ULTRAMID-CAP ULTRANASDAQ-100
                                               -----------  -----------  ------------------ ------------ ---------------
INVESTMENT INCOME
  Dividend income............................. $         0  $         0      $  341,414     $         0    $         0
                                               -----------  -----------      ----------     -----------    -----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     288,549      156,625         185,099         411,761        471,031
                                               -----------  -----------      ----------     -----------    -----------

NET INVESTMENT INCOME (LOSS)..................    (288,549)    (156,625)        156,315        (411,761)      (471,031)
                                               -----------  -----------      ----------     -----------    -----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........           0            0               0               0              0
  Realized gain (loss) on shares redeemed.....     894,662      487,215          37,793         492,753      2,094,464
  Net change in unrealized gain (loss) on
   investments................................  (1,719,831)  (1,217,948)       (740,030)     (3,310,892)    (3,709,191)
                                               -----------  -----------      ----------     -----------    -----------

NET GAIN (LOSS) ON INVESTMENTS................    (825,169)    (730,733)       (702,237)     (2,818,139)    (1,614,727)
                                               -----------  -----------      ----------     -----------    -----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS................................. $(1,113,718) $  (887,358)     $ (545,922)    $(3,229,900)   $(2,085,758)
                                               ===========  ===========      ==========     ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A15

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                            PROFUND VP   PROFUND VP                             RYDEX VT
  PROFUND VP   PROFUND VP   LARGE-CAP    LARGE-CAP    RYDEX VT    RYDEX VT   INVERSE S&P 500  INVESCO V.I.
ULTRASMALL-CAP UTILITIES      GROWTH       VALUE        NOVA     NASDAQ-100     STRATEGY     DYNAMICS FUND*
-------------- ----------- -----------  -----------  ----------  ----------  --------------- --------------
 $ 8,670,614   $36,723,650 $27,419,108  $19,187,051  $1,381,095  $8,764,301     $121,184      $         0
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------
 $ 8,670,614   $36,723,650 $27,419,108  $19,187,051  $1,381,095  $8,764,301     $121,184      $         0
 ===========   =========== ===========  ===========  ==========  ==========     ========      ===========

 $ 8,670,614   $36,723,650 $27,419,108  $19,187,051  $1,381,095  $8,764,301     $121,184      $         0
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------
 $ 8,670,614   $36,723,650 $27,419,108  $19,187,051  $1,381,095  $8,764,301     $121,184      $         0
 ===========   =========== ===========  ===========  ==========  ==========     ========      ===========

   1,128,432     2,536,752   2,571,238    2,107,013     261,964   1,157,628       19,680                0
 ===========   =========== ===========  ===========  ==========  ==========     ========      ===========

     841,807     1,131,002     792,460      805,502      19,092     453,639        3,789                0
 $     10.30   $     32.47 $     34.60  $     23.82  $    72.34  $    19.32     $  31.98      $      0.00
 $ 8,459,974   $33,996,631 $26,752,716  $18,158,101  $1,273,514  $9,639,808     $167,959      $         0


                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                            PROFUND VP   PROFUND VP                             RYDEX VT
  PROFUND VP   PROFUND VP   LARGE-CAP    LARGE-CAP    RYDEX VT    RYDEX VT   INVERSE S&P 500  INVESCO V.I.
ULTRASMALL-CAP UTILITIES      GROWTH       VALUE        NOVA     NASDAQ-100     STRATEGY     DYNAMICS FUND*
-------------- ----------- -----------  -----------  ----------  ----------  --------------- --------------

 $         0   $   699,473 $         0  $   192,782  $      692  $        0     $      0      $         0
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------


     192,429       493,285     471,625      382,486      21,341     135,154        1,854          147,195
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------

    (192,429)      206,188    (471,625)    (189,704)    (20,649)   (135,154)      (1,854)        (147,195)
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------

   3,392,923             0           0            0           0           0            0                0
  (3,786,147)    2,175,634   1,426,884      (58,468)    121,530    (354,282)     (11,242)       8,442,589

  (1,512,701)    1,400,989  (2,077,992)  (1,066,034)   (128,165)    606,520       (1,618)      (5,273,819)
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------

  (1,905,925)    3,576,623    (651,108)  (1,124,502)     (6,635)    252,238      (12,860)       3,168,770
 -----------   ----------- -----------  -----------  ----------  ----------     --------      -----------

 $(2,098,354)  $ 3,782,811 $(1,122,733) $(1,314,206) $  (27,284) $  117,084     $(14,714)     $ 3,021,575
 ===========   =========== ===========  ===========  ==========  ==========     ========      ===========

*  The subaccount is unavailable for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A16

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                                                  WELLS FARGO
                                                                                                  WELLS FARGO      ADVANTAGE
                                                  INVESCO V.I.    INVESCO V.I.                   ADVANTAGE VT   VT INTERNATIONAL
                                               FINANCIAL SERVICES GLOBAL HEALTH  INVESCO V.I.     INDEX ASSET   EQUITY PORTFOLIO
                                                     FUND*          CARE FUND   TECHNOLOGY FUND ALLOCATION FUND  SHARE CLASS 2
                                               ------------------ ------------- --------------- --------------- ----------------
ASSETS
  Investment in the portfolios, at fair value.     $        0      $29,770,819    $23,148,347     $26,487,172      $ 679,199
                                                   ----------      -----------    -----------     -----------      ---------
  Net Assets..................................     $        0      $29,770,819    $23,148,347     $26,487,172      $ 679,199
                                                   ==========      ===========    ===========     ===========      =========

NET ASSETS, representing:
  Accumulation units..........................     $        0      $29,770,819    $23,148,347     $26,487,172      $ 679,199
                                                   ----------      -----------    -----------     -----------      ---------
                                                   $        0      $29,770,819    $23,148,347     $26,487,172      $ 679,199
                                                   ==========      ===========    ===========     ===========      =========

  Units outstanding...........................              0        2,168,644      3,794,341       1,035,833         99,808
                                                   ==========      ===========    ===========     ===========      =========

  Portfolio shares held.......................              0        1,713,922      1,526,936       2,190,833        142,092
  Portfolio net asset value per share.........     $     0.00      $     17.37    $     15.16     $     12.09      $    4.78
  Investment in portfolio shares, at cost.....     $        0      $27,063,757    $19,302,502     $27,436,119      $ 855,029

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                  SUBACCOUNTS
                                               --------------------------------------------------------------------------------
                                                                                                                  WELLS FARGO
                                                                                                  WELLS FARGO      ADVANTAGE
                                                  INVESCO V.I.    INVESCO V.I.                   ADVANTAGE VT   VT INTERNATIONAL
                                               FINANCIAL SERVICES GLOBAL HEALTH  INVESCO V.I.     INDEX ASSET   EQUITY PORTFOLIO
                                                     FUND*          CARE FUND   TECHNOLOGY FUND ALLOCATION FUND  SHARE CLASS 2
                                               ------------------ ------------- --------------- --------------- ----------------
INVESTMENT INCOME
  Dividend income.............................     $   32,461      $         0    $    49,285     $   847,881      $     839
                                                   ----------      -----------    -----------     -----------      ---------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................         99,090          550,095        446,624         395,805         11,360
                                                   ----------      -----------    -----------     -----------      ---------

NET INVESTMENT INCOME (LOSS)..................        (66,629)        (550,095)      (397,339)        452,076        (10,521)
                                                   ----------      -----------    -----------     -----------      ---------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........              0                0              0               0         35,421
  Realized gain (loss) on shares redeemed.....      1,681,444        3,658,253      1,402,579        (152,052)       (99,449)
  Net change in unrealized gain (loss) on
   investments................................       (638,006)      (2,593,125)    (2,740,428)      1,076,027        (40,063)
                                                   ----------      -----------    -----------     -----------      ---------

NET GAIN (LOSS) ON INVESTMENTS................      1,043,438        1,065,128     (1,337,849)        923,975       (104,091)
                                                   ----------      -----------    -----------     -----------      ---------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................     $  976,809      $   515,033    $(1,735,188)    $ 1,376,051      $(114,612)
                                                   ==========      ===========    ===========     ===========      =========

*  The subaccount is unavailable for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A17

                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
  WELLS FARGO
   ADVANTAGE     WELLS FARGO                 AST FIRST TRUST                      COLUMBIA          AST
  VT SMALL CAP    ADVANTAGE  AST FIRST TRUST     CAPITAL       AST ADVANCED       VARIABLE       INVESTMENT
GROWTH PORTFOLIO  VT TOTAL   BALANCED TARGET   APPRECIATION     STRATEGIES    PORTFOLIO - HIGH   GRADE BOND       AST BOND
 SHARE CLASS 2   RETURN BOND    PORTFOLIO    TARGET PORTFOLIO   PORTFOLIO       INCOME FUND      PORTFOLIO     PORTFOLIO 2015
---------------- ----------- --------------- ---------------- --------------  ---------------- --------------  --------------
   $1,708,447    $5,324,498  $1,294,669,553   $1,644,212,966  $1,522,265,097      $192,910     $4,798,061,153   $115,390,892
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------
   $1,708,447    $5,324,498  $1,294,669,553   $1,644,212,966  $1,522,265,097      $192,910     $4,798,061,153   $115,390,892
   ==========    ==========  ==============   ==============  ==============      ========     ==============   ============

   $1,708,447    $5,324,498  $1,294,669,553   $1,644,212,966  $1,522,265,097      $192,910     $4,798,061,153   $115,390,892
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------
   $1,708,447    $5,324,498  $1,294,669,553   $1,644,212,966  $1,522,265,097      $192,910     $4,798,061,153   $115,390,892
   ==========    ==========  ==============   ==============  ==============      ========     ==============   ============

      129,862       295,070     134,049,515      183,236,026     141,349,926        14,362        340,420,849      9,373,362
   ==========    ==========  ==============   ==============  ==============      ========     ==============   ============

      222,454       505,171     136,857,247      178,718,801     140,430,359        19,388        783,996,920     11,945,227
   $     7.68    $    10.54  $         9.46   $         9.20  $        10.84      $   9.95     $         6.12   $       9.66
   $1,474,515    $5,042,933  $1,233,303,994   $1,634,033,740  $1,412,298,235      $186,243     $4,705,565,002   $125,401,883


                                                   SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
  WELLS FARGO
   ADVANTAGE     WELLS FARGO                 AST FIRST TRUST                      COLUMBIA          AST
  VT SMALL CAP    ADVANTAGE  AST FIRST TRUST     CAPITAL       AST ADVANCED       VARIABLE       INVESTMENT
GROWTH PORTFOLIO  VT TOTAL   BALANCED TARGET   APPRECIATION     STRATEGIES    PORTFOLIO - HIGH   GRADE BOND       AST BOND
 SHARE CLASS 2   RETURN BOND    PORTFOLIO    TARGET PORTFOLIO   PORTFOLIO       INCOME FUND      PORTFOLIO     PORTFOLIO 2015
---------------- ----------- --------------- ---------------- --------------  ---------------- --------------  --------------
   $        0    $  152,096  $   26,965,226   $   25,788,620  $   17,907,527      $ 14,975     $   32,743,208   $  1,781,493
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------

       27,774        80,140      28,871,766       42,066,295      33,464,097         2,169         32,015,184      2,315,032
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------

      (27,774)       71,956      (1,906,540)     (16,277,675)    (15,556,570)       12,806            728,024       (533,539)
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------

            0       224,894               0                0               0             0        146,683,460     23,301,828
     (127,516)       64,961     135,287,913      153,093,263     153,895,697        (7,063)      (137,443,532)    (1,845,717)
       38,802         9,552    (219,845,707)    (405,354,217)   (203,458,202)        6,368         99,694,044    (16,634,927)
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------

      (88,714)      299,407     (84,557,794)    (252,260,954)    (49,562,505)         (695)       108,933,972      4,821,184
   ----------    ----------  --------------   --------------  --------------      --------     --------------   ------------

   $ (116,488)   $  371,363  $  (86,464,334)  $ (268,538,629) $  (65,119,075)     $ 12,111     $  109,661,996   $  4,287,645
   ==========    ==========  ==============   ==============  ==============      ========     ==============   ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A18

                            FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------

                                                                                              AST PARAMETRIC    FRANKLIN
                                                                                                 EMERGING     TEMPLETON VIP
                                                  AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY FOUNDING FUNDS
                                               PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    ALLOCATION FUND
                                               -------------- -------------- ---------------- -------------- ---------------
ASSETS
  Investment in the portfolios, at fair value.  $486,106,178   $45,275,035     $23,006,552     $102,016,808   $923,810,909
                                                ------------   -----------     -----------     ------------   ------------
  Net Assets..................................  $486,106,178   $45,275,035     $23,006,552     $102,016,808   $923,810,909
                                                ============   ===========     ===========     ============   ============

NET ASSETS, representing:
  Accumulation units..........................  $486,106,178   $45,275,035     $23,006,552     $102,016,808   $923,810,909
                                                ------------   -----------     -----------     ------------   ------------
                                                $486,106,178   $45,275,035     $23,006,552     $102,016,808   $923,810,909
                                                ============   ===========     ===========     ============   ============

  Units outstanding...........................    36,606,980     3,345,350       2,477,296       11,536,546    101,260,654
                                                ============   ===========     ===========     ============   ============

  Portfolio shares held.......................    41,021,618     4,086,194       3,039,175       12,995,772    121,714,217
  Portfolio net asset value per share.........  $      11.85   $     11.08     $      7.57     $       7.85   $       7.59
  Investment in portfolio shares, at cost.....  $468,058,496   $45,304,460     $24,128,831     $116,169,346   $904,716,189

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                SUBACCOUNTS
                                               ----------------------------------------------------------------------------

                                                                                              AST PARAMETRIC    FRANKLIN
                                                                                                 EMERGING     TEMPLETON VIP
                                                  AST BOND       AST BOND    AST GLOBAL REAL  MARKETS EQUITY FOUNDING FUNDS
                                               PORTFOLIO 2018 PORTFOLIO 2019 ESTATE PORTFOLIO   PORTFOLIO    ALLOCATION FUND
                                               -------------- -------------- ---------------- -------------- ---------------
INVESTMENT INCOME
  Dividend income.............................  $  1,110,162   $   524,892     $   840,475     $  1,582,179   $    208,987
                                                ------------   -----------     -----------     ------------   ------------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................     6,080,589     1,171,250         597,016        2,930,476     20,787,292
                                                ------------   -----------     -----------     ------------   ------------

NET INVESTMENT INCOME (LOSS)..................    (4,970,427)     (646,358)        243,459       (1,348,297)   (20,578,305)
                                                ------------   -----------     -----------     ------------   ------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........    25,314,436    10,926,789               0                0              0
  Realized gain (loss) on shares redeemed.....    (1,901,927)   (2,994,493)        806,854        2,714,854     13,257,175
  Net change in unrealized gain (loss) on
   investments................................    14,179,295      (497,901)     (5,427,425)     (44,636,610)   (85,378,105)
                                                ------------   -----------     -----------     ------------   ------------

NET GAIN (LOSS) ON INVESTMENTS................    37,591,804     7,434,395      (4,620,571)     (41,921,756)   (72,120,930)
                                                ------------   -----------     -----------     ------------   ------------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................  $ 32,621,377   $ 6,788,037     $(4,377,112)    $(43,270,053)  $(92,699,235)
                                                ============   ===========     ===========     ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A19

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                WELLS FARGO     WELLS FARGO
                                                                                               ADVANTAGE VT    ADVANTAGE VT
                                AST JENNISON     AST JENNISON                                   CORE EQUITY   INTRINSIC VALUE
   AST BOND        AST BOND    LARGE-CAP VALUE LARGE-CAP GROWTH    AST BOND       AST BOND    PORTFOLIO SHARE PORTFOLIO SHARE
PORTFOLIO 2016  PORTFOLIO 2020    PORTFOLIO       PORTFOLIO     PORTFOLIO 2017 PORTFOLIO 2021    CLASS 2*         CLASS 2
--------------  -------------- --------------- ---------------- -------------- -------------- --------------- ---------------
 $104,934,045    $20,386,443     $13,910,226     $14,435,075     $313,345,033   $386,213,951    $         0     $14,246,415
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------
 $104,934,045    $20,386,443     $13,910,226     $14,435,075     $313,345,033   $386,213,951    $         0     $14,246,415
 ============    ===========     ===========     ===========     ============   ============    ===========     ===========

 $104,934,045    $20,386,443     $13,910,226     $14,435,075     $313,345,033   $386,213,951    $         0     $14,246,415
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------
 $104,934,045    $20,386,443     $13,910,226     $14,435,075     $313,345,033   $386,213,951    $         0     $14,246,415
 ============    ===========     ===========     ===========     ============   ============    ===========     ===========

    9,659,948      1,825,419       1,305,558       1,294,441       26,813,400     29,916,565              0       1,327,336
 ============    ===========     ===========     ===========     ============   ============    ===========     ===========

   12,374,298      1,986,983       1,243,094       1,185,146       26,989,236     28,672,157              0       1,147,054
 $       8.48    $     10.26     $     11.19     $     12.18     $      11.61   $      13.47    $      0.00     $     12.42
 $103,562,884    $18,991,063     $15,128,556     $14,148,771     $306,454,079   $358,439,034    $         0     $13,494,700

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                WELLS FARGO     WELLS FARGO
                                                                                               ADVANTAGE VT    ADVANTAGE VT
                                AST JENNISON     AST JENNISON                                   CORE EQUITY   INTRINSIC VALUE
   AST BOND        AST BOND    LARGE-CAP VALUE LARGE-CAP GROWTH    AST BOND       AST BOND    PORTFOLIO SHARE PORTFOLIO SHARE
PORTFOLIO 2016  PORTFOLIO 2020    PORTFOLIO       PORTFOLIO     PORTFOLIO 2017 PORTFOLIO 2021    CLASS 2*         CLASS 2
--------------  -------------- --------------- ---------------- -------------- -------------- --------------- ---------------

 $    837,295    $   568,690     $    67,527     $         0     $    773,920   $    311,739    $    55,539     $    94,663
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------

    1,337,060      1,065,595         328,265         250,037        4,354,176      6,159,274         73,651         278,584
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------

     (499,765)      (496,905)       (260,738)       (250,037)      (3,580,256)    (5,847,535)       (18,112)       (183,921)
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------

    7,739,883      7,085,726          75,552               0        5,526,234              0      1,852,472               0
   (6,222,627)    (3,403,398)       (228,467)       (557,811)       1,722,711     28,417,819     (1,123,415)      1,427,511
    1,791,008      3,813,590      (2,618,649)       (701,515)      10,398,528     30,591,554     (1,567,890)     (1,908,275)
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------

    3,308,264      7,495,918      (2,771,564)     (1,259,326)      17,647,473     59,009,373       (838,833)       (480,764)
 ------------    -----------     -----------     -----------     ------------   ------------    -----------     -----------

 $  2,808,499    $ 6,999,013     $(3,032,302)    $(1,509,363)    $ 14,067,217   $ 53,161,838    $  (856,945)    $  (664,685)
 ============    ===========     ===========     ===========     ============   ============    ===========     ===========

*  The subaccount is unavailable for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A20

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                 WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO      WELLS FARGO
                                                ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT
                                                OMEGA GROWTH      SMALL CAP     OMEGA GROWTH   SMALL CAP GROWTH   CORE EQUITY
                                               PORTFOLIO SHARE VALUE PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  PORTFOLIO SHARE
                                                   CLASS 2      SHARE CLASS 1      CLASS 1         CLASS 1         CLASS 1*
                                               --------------- --------------- --------------- ---------------- ---------------
ASSETS
  Investment in the portfolios, at fair value.   $2,756,689      $1,407,869      $22,322,891     $15,304,590      $        0
                                                 ----------      ----------      -----------     -----------      ----------
  Net Assets..................................   $2,756,689      $1,407,869      $22,322,891     $15,304,590      $        0
                                                 ==========      ==========      ===========     ===========      ==========

NET ASSETS, representing:
  Accumulation units..........................   $2,756,689      $1,407,869      $22,322,891     $15,304,590      $        0
                                                 ----------      ----------      -----------     -----------      ----------
                                                 $2,756,689      $1,407,869      $22,322,891     $15,304,590      $        0
                                                 ==========      ==========      ===========     ===========      ==========

  Units outstanding...........................      242,219         129,999        1,760,535       1,325,957               0
                                                 ==========      ==========      ===========     ===========      ==========

  Portfolio shares held.......................      122,629         169,012          979,934       1,985,031               0
  Portfolio net asset value per share.........   $    22.48      $     8.33      $     22.78     $      7.71      $     0.00
  Investment in portfolio shares, at cost.....   $2,339,861      $1,258,571      $21,673,305     $13,173,429      $        0

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                 SUBACCOUNTS
                                               -------------------------------------------------------------------------------
                                                 WELLS FARGO     WELLS FARGO     WELLS FARGO     WELLS FARGO      WELLS FARGO
                                                ADVANTAGE VT    ADVANTAGE VT    ADVANTAGE VT     ADVANTAGE VT    ADVANTAGE VT
                                                OMEGA GROWTH      SMALL CAP     OMEGA GROWTH   SMALL CAP GROWTH   CORE EQUITY
                                               PORTFOLIO SHARE VALUE PORTFOLIO PORTFOLIO SHARE PORTFOLIO SHARE  PORTFOLIO SHARE
                                                   CLASS 2      SHARE CLASS 1      CLASS 1         CLASS 1         CLASS 1*
                                               --------------- --------------- --------------- ---------------- ---------------
INVESTMENT INCOME
  Dividend income.............................   $        0      $   14,796      $         0     $         0      $   52,024
                                                 ----------      ----------      -----------     -----------      ----------

EXPENSES
  Charges to contract owners for assuming
   mortality risk and expense risk and for
   administration.............................       45,721          23,449          421,071         311,080          44,299
                                                 ----------      ----------      -----------     -----------      ----------

NET INVESTMENT INCOME (LOSS)..................      (45,721)         (8,653)        (421,071)       (311,080)          7,725
                                                 ----------      ----------      -----------     -----------      ----------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
  Capital gains distributions received........       27,593               0          246,098               0       1,118,730
  Realized gain (loss) on shares redeemed.....      151,754          56,056        1,925,273       1,819,750        (772,372)
  Net change in unrealized gain (loss) on
   investments................................     (333,286)       (196,194)      (4,286,984)     (3,056,076)       (892,095)
                                                 ----------      ----------      -----------     -----------      ----------

NET GAIN (LOSS) ON INVESTMENTS................     (153,939)       (140,138)      (2,115,613)     (1,236,326)       (545,737)
                                                 ----------      ----------      -----------     -----------      ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   $ (199,660)     $ (148,791)     $(2,536,684)    $(1,547,406)     $ (538,012)
                                                 ==========      ==========      ===========     ===========      ==========

*  The subaccount is unavailable for investment as of December 31, 2011.

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A21

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
  WELLS FARGO                                    AST
  ADVANTAGE VT                      AST       BLACKROCK   INVESCO V.I.                   COLUMBIA       COLUMBIA
 INTERNATIONAL                  QUANTITATIVE    GLOBAL      CAPITAL    INVESCO V.I. VARIABLE PORTFOLIO  VARIABLE
EQUITY PORTFOLIO    AST BOND      MODELING    STRATEGIES  DEVELOPMENT    DIVIDEND   SHORT DURATION US  PORTFOLIO -
 SHARE CLASS 1   PORTFOLIO 2022  PORTFOLIO    PORTFOLIO       FUND     GROWTH FUND   GOVERNMENT FUND   GROWTH FUND
---------------- -------------- ------------ -----------  ------------ ------------ ------------------ -----------
  $22,584,958     $232,180,531   $3,578,774  $55,681,855  $13,959,239  $12,384,874      $1,235,954     $4,160,042
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------
  $22,584,958     $232,180,531   $3,578,774  $55,681,855  $13,959,239  $12,384,874      $1,235,954     $4,160,042
  ===========     ============   ==========  ===========  ===========  ===========      ==========     ==========

  $22,584,958     $232,180,531   $3,578,774  $55,681,855  $13,959,239  $12,384,874      $1,235,954     $4,160,042
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------
  $22,584,958     $232,180,531   $3,578,774  $55,681,855  $13,959,239  $12,384,874      $1,235,954     $4,160,042
  ===========     ============   ==========  ===========  ===========  ===========      ==========     ==========

    1,695,608       19,366,598      402,004    6,080,836    1,706,894    1,357,025         123,246        475,230
  ===========     ============   ==========  ===========  ===========  ===========      ==========     ==========

    4,734,792       18,968,998      397,642    6,006,673    1,121,224      882,114         118,500        629,356
  $      4.77     $      12.24   $     9.00  $      9.27  $     12.45  $     14.04      $    10.43     $     6.61
  $23,269,602     $225,383,623   $3,690,964  $56,254,621  $16,697,070  $13,160,724      $1,224,118     $4,737,750


                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
  WELLS FARGO                                    AST
  ADVANTAGE VT                      AST       BLACKROCK   INVESCO V.I.                   COLUMBIA       COLUMBIA
 INTERNATIONAL                  QUANTITATIVE    GLOBAL      CAPITAL    INVESCO V.I. VARIABLE PORTFOLIO  VARIABLE
EQUITY PORTFOLIO    AST BOND      MODELING    STRATEGIES  DEVELOPMENT    DIVIDEND   SHORT DURATION US  PORTFOLIO -
 SHARE CLASS 1   PORTFOLIO 2022  PORTFOLIO    PORTFOLIO       FUND     GROWTH FUND   GOVERNMENT FUND   GROWTH FUND
---------------- -------------- ------------ -----------  ------------ ------------ ------------------ -----------
  $   186,873     $          0   $        0  $         0  $         0  $         0      $        0     $        0
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------



      474,109        1,418,001       23,186      471,269      202,714      139,459           8,617         30,454
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------

     (287,236)      (1,418,001)     (23,186)    (471,269)    (202,714)    (139,459)         (8,617)       (30,454)
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------

    1,314,994                0            0            0            0            0               0              0
    1,214,815        5,670,020      (42,519)  (2,124,836)  (2,006,075)    (588,932)            790        (47,281)

   (6,610,830)       6,796,908     (112,190)    (572,766)  (2,737,831)    (775,850)         11,836       (577,708)
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------
   (4,081,021)      12,466,928     (154,709)  (2,697,602)  (4,743,906)  (1,364,782)         12,626       (624,989)
  -----------     ------------   ----------  -----------  -----------  -----------      ----------     ----------

  $(4,368,257)    $ 11,048,927   $ (177,895) $(3,168,871) $(4,946,620) $(1,504,241)     $    4,009     $ (655,443)
  ===========     ============   ==========  ===========  ===========  ===========      ==========     ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A22

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF NET ASSETS
December 31, 2011

                                                                                     SUBACCOUNTS
                                                               -------------------------------------------------------
                                                                WELLS FARGO    WELLS FARGO       AST      AST NEUBERGER
                                                                ADVANTAGE VT   ADVANTAGE VT   PRUDENTIAL     BERMAN
                                                                OPPORTUNITY    OPPORTUNITY    CORE BOND     CORE BOND
                                                               FUND - CLASS 1 FUND - CLASS 2  PORTFOLIO     PORTFOLIO
                                                               -------------- -------------- -----------  -------------
ASSETS
  Investment in the portfolios, at fair value.................   $3,568,215     $6,485,127   $16,145,981   $8,095,633
                                                                 ----------     ----------   -----------   ----------
  Net Assets..................................................   $3,568,215     $6,485,127   $16,145,981   $8,095,633
                                                                 ==========     ==========   ===========   ==========

NET ASSETS, representing:
  Accumulation units..........................................   $3,568,215     $6,485,127   $16,145,981   $8,095,633
                                                                 ----------     ----------   -----------   ----------
                                                                 $3,568,215     $6,485,127   $16,145,981   $8,095,633
                                                                 ==========     ==========   ===========   ==========

  Units outstanding...........................................      333,023        605,954     1,603,609      803,924
                                                                 ==========     ==========   ===========   ==========

  Portfolio shares held.......................................      205,070        373,137     1,592,306      799,174
  Portfolio net asset value per share.........................   $    17.40     $    17.38   $     10.14   $    10.13
  Investment in portfolio shares, at cost.....................   $3,388,204     $6,163,431   $16,043,211   $8,044,132

STATEMENT OF OPERATIONS
For the year ended December 31, 2011
                                                                                     SUBACCOUNTS
                                                               -------------------------------------------------------
                                                                WELLS FARGO    WELLS FARGO       AST      AST NEUBERGER
                                                                ADVANTAGE VT   ADVANTAGE VT   PRUDENTIAL     BERMAN
                                                                OPPORTUNITY    OPPORTUNITY    CORE BOND     CORE BOND
                                                               FUND - CLASS 1 FUND - CLASS 2  PORTFOLIO     PORTFOLIO
                                                               -------------- -------------- -----------  -------------
INVESTMENT INCOME
  Dividend income.............................................   $        0     $        0   $         0   $        0
                                                                 ----------     ----------   -----------   ----------

EXPENSES
  Charges to contract owners for assuming mortality risk and
   expense risk and for administration........................       18,221         31,998        18,804       15,888
                                                                 ----------     ----------   -----------   ----------

NET INVESTMENT INCOME (LOSS)..................................      (18,221)       (31,998)      (18,804)     (15,888)
                                                                 ----------     ----------   -----------   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
  Capital gains distributions received........................            0              0             0            0
  Realized gain (loss) on shares redeemed.....................        7,623         16,054          (275)      (7,240)
  Net change in unrealized gain (loss) on investments.........      180,011        321,696       102,770       51,501
                                                                 ----------     ----------   -----------   ----------

NET GAIN (LOSS) ON INVESTMENTS................................      187,634        337,750       102,495       44,261
                                                                 ----------     ----------   -----------   ----------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS..................................   $  169,413     $  305,752   $    83,691   $   28,373
                                                                 ==========     ==========   ===========   ==========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A23

                     [THIS PAGE INTENTIONALLY LEFT BLANK]



                                      A24

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   -------------------------------------------------------------------------------------
                                    AST GOLDMAN SACHS LARGE-CAP  AST T. ROWE PRICE LARGE-CAP  AST AMERICAN CENTURY INCOME
                                          VALUE PORTFOLIO              GROWTH PORTFOLIO           & GROWTH PORTFOLIO
                                   ----------------------------  ---------------------------  --------------------------
                                     01/01/2011     01/01/2010     01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                         TO             TO             TO            TO            TO            TO
                                     12/31/2011     12/31/2010     12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                   -------------  -------------  -------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $  (5,717,255) $  (2,148,099) $  (7,177,850) $ (7,066,952) $ (1,302,113) $   (625,265)
  Capital gains distributions
   received.......................             0              0              0             0             0             0
  Realized gain (loss) on shares
   redeemed.......................  (125,763,088)   (85,992,476)    42,753,995    (3,529,724)  (12,746,889)   (4,493,999)
  Net change in unrealized gain
   (loss) on investments..........    72,851,684    166,535,349    (60,984,011)   59,076,988    13,499,154    25,731,195
                                   -------------  -------------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (58,628,659)    78,394,774    (25,407,866)   48,480,312      (549,848)   20,611,931
                                   -------------  -------------  -------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     5,837,422     19,630,296      8,547,938    39,197,029     3,971,506    14,956,499
  Surrenders, withdrawals and
   death benefits.................   (84,411,954)  (107,606,565)   (31,145,865)  (32,286,093)  (20,708,480)  (22,122,511)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (97,264,080)   (12,655,329)   (72,295,849)    2,156,951    (1,800,442)   12,962,992
  Withdrawal and other
   charges........................    (1,197,156)    (1,226,534)    (1,489,825)   (1,237,430)     (712,355)     (593,392)
                                   -------------  -------------  -------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (177,035,768)  (101,858,132)   (96,383,601)    7,830,457   (19,249,771)    5,203,588
                                   -------------  -------------  -------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (235,664,427)   (23,463,358)  (121,791,467)   56,310,769   (19,799,619)   25,815,519

NET ASSETS
  Beginning of period.............   820,710,127    844,173,485    439,619,441   383,308,672   213,542,314   187,726,795
                                   -------------  -------------  -------------  ------------  ------------  ------------
  End of period................... $ 585,045,700  $ 820,710,127  $ 317,827,974  $439,619,441  $193,742,695  $213,542,314
                                   =============  =============  =============  ============  ============  ============

  Beginning units.................    62,933,172     69,518,763     38,964,872    37,611,811    18,065,396    17,261,482
                                   -------------  -------------  -------------  ------------  ------------  ------------
  Units issued....................    22,499,121     25,735,157     20,023,170    24,585,699    10,718,039     9,932,597
  Units redeemed..................   (36,970,568)   (32,320,748)   (30,078,086)  (23,232,638)  (12,649,331)   (9,128,683)
                                   -------------  -------------  -------------  ------------  ------------  ------------
  Ending units....................    48,461,725     62,933,172     28,909,956    38,964,872    16,134,104    18,065,396
                                   =============  =============  =============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A25

                                                  SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------
   AST SCHRODERS MULTI-ASSET                                           AST COHEN & STEERS         AST J.P. MORGAN STRATEGIC
  WORLD STRATEGIES PORTFOLIO         AST MONEY MARKET PORTFOLIO         REALTY PORTFOLIO           OPPORTUNITIES PORTFOLIO
------------------------------    -------------------------------  --------------------------  ------------------------------
  01/01/2011        01/01/2010      01/01/2011       01/01/2010     01/01/2011    01/01/2010     01/01/2011      01/01/2010
      TO                TO              TO               TO             TO            TO             TO              TO
  12/31/2011        12/31/2010      12/31/2011       12/31/2010     12/31/2011    12/31/2010     12/31/2011      12/31/2010
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------
$   (2,826,099)   $  (12,549,784) $  (24,063,222) $   (34,181,834) $ (1,589,892) $     (4,663) $  (11,280,277) $  (18,401,038)

    11,991,396                 0               0                0             0             0               0               0

    52,575,379        21,479,121               0                0    24,073,788   (10,624,080)     82,832,023     (17,228,681)
  (152,698,684)      103,096,737               0                0   (21,271,708)   45,103,916    (102,760,913)    101,919,147
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------

   (90,958,008)      112,026,074     (24,063,222)     (34,181,834)    1,212,188    34,475,173     (31,209,167)     66,289,428
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------


    49,838,642       317,122,652      29,370,468      120,797,536     3,357,336    10,855,930      35,053,230      78,709,701

   (50,613,474)      (45,972,224)   (868,246,538)  (1,010,754,603)  (16,912,871)  (18,739,073)    (65,991,075)    (66,848,475)

  (303,631,317)      243,748,178     653,029,903       61,846,063   (24,332,342)   17,993,065    (213,108,427)    (77,373,406)

    (8,924,290)       (7,350,516)     (3,095,711)      (3,665,341)     (535,480)     (386,620)     (7,248,205)     (7,054,695)
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------

  (313,330,439)      507,548,090    (188,941,878)    (831,776,345)  (38,423,357)    9,723,302    (251,294,477)    (72,566,875)
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------

  (404,288,447)      619,574,164    (213,005,100)    (865,958,179)  (37,211,169)   44,198,475    (282,503,644)     (6,277,447)

 1,454,698,342       835,124,178   1,504,159,211    2,370,117,390   182,092,681   137,894,206   1,386,635,671   1,392,913,118
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------
$1,050,409,895    $1,454,698,342  $1,291,154,111  $ 1,504,159,211  $144,881,512  $182,092,681  $1,104,132,027  $1,386,635,671
==============    ==============  ==============  ===============  ============  ============  ==============  ==============

   114,494,642        71,517,885     136,125,996      213,674,940     7,796,162     7,386,674     105,939,651     111,594,746
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------
    66,759,144       100,857,963     397,588,540      446,310,616     5,607,773     7,060,995      38,826,314      39,473,329
   (94,323,870)      (57,881,206)   (415,341,552)    (523,859,560)   (7,550,152)   (6,651,507)    (59,095,030)    (45,128,424)
--------------    --------------  --------------  ---------------  ------------  ------------  --------------  --------------
    86,929,916       114,494,642     118,372,984      136,125,996     5,853,783     7,796,162      85,670,935     105,939,651
==============    ==============  ==============  ===============  ============  ============  ==============  ==============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A26

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                       SUBACCOUNTS
                                   -------------------------------------------------------------------------------------
                                                                     AST NEUBERGER BERMAN
                                   AST BLACKROCK VALUE PORTFOLIO  SMALL-CAP GROWTH PORTFOLIO   AST HIGH YIELD PORTFOLIO
                                   ----------------------------  ---------------------------  --------------------------
                                    01/01/2011     01/01/2010      01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                        TO             TO              TO            TO            TO            TO
                                    12/31/2011     12/31/2010     04/29/2011**   12/31/2010    12/31/2011    12/31/2010
                                   ------------   ------------   -------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $ (1,438,802)  $   (337,096)  $    (588,312) $ (1,486,999) $ 18,912,466  $  7,381,707
  Capital gains distributions
   received.......................            0              0               0             0             0             0
  Realized gain (loss) on shares
   redeemed.......................    9,084,568    (26,949,354)     24,651,539      (443,864)   11,740,016    88,097,044
  Net change in unrealized gain
   (loss) on investments..........  (16,044,728)    39,693,570     (10,371,934)   18,854,206   (22,179,741)  (49,378,055)
                                   ------------   ------------   -------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (8,398,962)    12,407,120      13,691,293    16,923,343     8,472,741    46,100,696
                                   ------------   ------------   -------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    3,489,204      8,820,089         969,810     8,020,054     5,803,479    26,897,327
  Surrenders, withdrawals and
   death benefits.................  (14,348,115)   (16,470,254)     (4,302,756)  (12,038,036)  (49,018,475)  (52,832,538)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (21,399,132)    16,746,386    (122,286,427)    2,196,311   (20,146,482)  (18,405,363)
  Withdrawal and other
   charges........................     (470,240)      (387,704)       (115,333)     (260,901)     (925,866)     (846,776)
                                   ------------   ------------   -------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (32,728,283)     8,708,517    (125,734,706)   (2,082,572)  (64,287,344)  (45,187,350)
                                   ------------   ------------   -------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (41,127,245)    21,115,637    (112,043,413)   14,840,771   (55,814,603)      913,346

NET ASSETS
  Beginning of period.............  156,604,971    135,489,334     112,043,413    97,202,642   457,630,870   456,717,524
                                   ------------   ------------   -------------  ------------  ------------  ------------
  End of period................... $115,477,726   $156,604,971   $           0  $112,043,413  $401,816,267  $457,630,870
                                   ============   ============   =============  ============  ============  ============

  Beginning units.................   12,805,798     12,048,668      11,133,560    11,520,383    28,185,705    31,024,221
                                   ------------   ------------   -------------  ------------  ------------  ------------
  Units issued....................    8,626,944     10,128,355       1,666,531     4,773,665    34,252,510    40,466,709
  Units redeemed..................  (11,881,303)    (9,371,225)    (12,800,091)   (5,160,488)  (38,036,915)  (43,305,225)
                                   ------------   ------------   -------------  ------------  ------------  ------------
  Ending units....................    9,551,439     12,805,798               0    11,133,560    24,401,300    28,185,705
                                   ============   ============   =============  ============  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A27

                                            SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
 AST FEDERATED AGGRESSIVE                                                                    AST GOLDMAN SACHS
     GROWTH PORTFOLIO         AST MID-CAP VALUE PORTFOLIO AST SMALL-CAP VALUE PORTFOLIO CONCENTRATED GROWTH PORTFOLIO
--------------------------    --------------------------  ---------------------------   ----------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010     01/01/2011     01/01/2010    01/01/2011     01/01/2010
     TO              TO            TO            TO             TO             TO            TO             TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010     12/31/2011     12/31/2010    12/31/2011     12/31/2010
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------
$ (3,955,821)   $ (4,178,472) $ (1,124,712) $ (1,125,200) $  (4,468,645)  $ (5,404,571) $ (4,130,485)  $ (4,875,077)
           0               0             0             0              0              0             0              0
  35,501,966     (36,007,953)   17,515,609    (4,969,878)     3,353,780    (37,973,082)   26,701,347     23,242,187
 (96,640,046)    100,575,616   (26,480,761)   24,833,055    (33,955,880)   127,904,076   (41,394,117)     6,927,387
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------

 (65,093,901)     60,389,191   (10,089,864)   18,737,977    (35,070,745)    84,526,423   (18,823,255)    25,294,497
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------

   5,913,608      11,631,709     2,526,422     8,239,264      4,397,793     11,867,782     3,656,764     20,001,314
 (29,036,577)    (24,521,198)   (9,093,722)  (10,559,869)   (43,589,849)   (52,029,626)  (39,947,169)   (44,585,192)
  56,999,466       1,577,923   (19,863,131)   24,150,530    (60,569,672)   (12,513,600)  (41,088,249)   (26,859,586)
    (763,309)       (514,503)     (429,896)     (334,758)      (666,108)      (649,091)     (766,894)      (817,959)
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------

  33,113,188     (11,826,069)  (26,860,327)   21,495,167   (100,427,836)   (53,324,535)  (78,145,548)   (52,261,423)
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------

 (31,980,713)     48,563,122   (36,950,191)   40,233,144   (135,498,581)    31,201,888   (96,968,803)   (26,966,926)

 271,021,949     222,458,827   120,022,200    79,789,056    435,167,829    403,965,941   349,187,557    376,154,483
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------
$239,041,236    $271,021,949  $ 83,072,009  $120,022,200  $ 299,669,248   $435,167,829  $252,218,754   $349,187,557
============    ============  ============  ============  =============   ============  ============   ============

  17,171,839      18,111,151     8,193,874     6,620,524     22,873,867     26,023,173    20,366,392     22,737,394
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------
  18,577,905      10,506,629     5,994,011     8,124,878      9,133,876     12,411,163     7,833,167     12,180,967
 (16,907,647)    (11,445,941)   (8,216,036)   (6,551,528)   (14,959,863)   (15,560,469)  (13,544,712)   (14,551,969)
------------    ------------  ------------  ------------  -------------   ------------  ------------   ------------
  18,842,097      17,171,839     5,971,849     8,193,874     17,047,880     22,873,867    14,654,847     20,366,392
============    ============  ============  ============  =============   ============  ============   ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A28

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                       SUBACCOUNTS
                                   -------------------------------------------------------------------------------------
                                    AST GOLDMAN SACHS MID-CAP   AST GOLDMAN SACHS SMALL-CAP
                                         GROWTH PORTFOLIO             VALUE PORTFOLIO       AST LARGE-CAP VALUE PORTFOLIO
                                   ---------------------------  --------------------------  ----------------------------
                                     01/01/2011    01/01/2010    01/01/2011    01/01/2010    01/01/2011     01/01/2010
                                         TO            TO            TO            TO            TO             TO
                                     12/31/2011    12/31/2010    12/31/2011    12/31/2010    12/31/2011     12/31/2010
                                   -------------  ------------  ------------  ------------  ------------   ------------
OPERATIONS
  Net investment income
   (loss)......................... $  (4,271,554) $ (4,382,999) $ (1,879,553) $ (1,677,757) $ (1,036,505)  $ (1,915,409)
  Capital gains distributions
   received.......................    13,848,262             0             0             0             0              0
  Realized gain (loss) on shares
   redeemed.......................    35,880,797   (17,019,339)   21,090,686   (17,034,048)  (41,006,222)   (25,379,544)
  Net change in unrealized gain
   (loss) on investments..........   (68,329,758)   59,774,020   (27,236,971)   51,962,508    24,058,436     53,770,676
                                   -------------  ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (22,872,253)   38,371,682    (8,025,838)   33,250,703   (17,984,291)    26,475,723
                                   -------------  ------------  ------------  ------------  ------------   ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     5,939,354    27,365,782     3,803,291    19,234,900     3,003,222      6,040,197
  Surrenders, withdrawals and
   death benefits.................   (22,243,697)  (24,173,600)  (16,266,343)  (19,502,377)  (24,633,749)   (30,736,494)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (67,011,716)    1,484,709   (28,681,504)   26,797,758   (22,861,417)    (4,544,198)
  Withdrawal and other
   charges........................      (962,016)     (860,129)     (708,246)     (570,486)     (438,494)      (422,502)
                                   -------------  ------------  ------------  ------------  ------------   ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (84,278,075)    3,816,762   (41,852,802)   25,959,795   (44,930,438)   (29,662,997)
                                   -------------  ------------  ------------  ------------  ------------   ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (107,150,328)   42,188,444   (49,878,640)   59,210,498   (62,914,729)    (3,187,274)

NET ASSETS
  Beginning of period.............   283,945,947   241,757,503   187,638,426   128,427,928   273,355,738    276,543,012
                                   -------------  ------------  ------------  ------------  ------------   ------------
  End of period................... $ 176,795,619  $283,945,947  $137,759,786  $187,638,426  $210,441,009   $273,355,738
                                   =============  ============  ============  ============  ============   ============

  Beginning units.................    28,083,025    28,418,289     8,417,861     6,764,937    23,212,601     25,302,400
                                   -------------  ------------  ------------  ------------  ------------   ------------
  Units issued....................    14,375,967    19,900,127     5,777,786     8,292,868     7,349,084      8,273,627
  Units redeemed..................   (23,674,620)  (20,235,391)   (8,077,584)   (6,639,944)  (11,479,942)   (10,363,426)
                                   -------------  ------------  ------------  ------------  ------------   ------------
  Ending units....................    18,784,372    28,083,025     6,118,063     8,417,861    19,081,743     23,212,601
                                   =============  ============  ============  ============  ============   ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A29

                                              SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------
   AST LORD ABBETT CORE         AST MARSICO CAPITAL GROWTH                                   AST NEUBERGER BERMAN
  FIXED INCOME PORTFOLIO                 PORTFOLIO             AST MFS GROWTH PORTFOLIO    MID-CAP GROWTH PORTFOLIO
--------------------------    ------------------------------  --------------------------  --------------------------
 01/01/2011      01/01/2010     01/01/2011      01/01/2010     01/01/2011    01/01/2010    01/01/2011    01/01/2010
     TO              TO             TO              TO             TO            TO            TO            TO
 12/31/2011      12/31/2010     12/31/2011      12/31/2010     12/31/2011    12/31/2010    12/31/2011    12/31/2010
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------
$    158,345    $ 14,892,632  $  (14,131,074) $  (11,016,231) $ (2,909,325) $ (3,605,576) $ (4,682,145) $ (4,197,241)
           0               0               0               0             0             0             0             0
  32,172,358      45,797,723     (43,368,325)    (30,034,403)   12,090,963     8,314,421     6,104,838     3,308,629
  (3,292,183)    (23,706,668)     18,767,710     196,046,867   (17,208,154)   18,944,713    (7,139,834)   66,504,496
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

  29,038,520      36,983,687     (38,731,689)    154,996,233    (8,026,516)   23,653,558    (5,717,141)   65,615,884
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

   5,140,011      13,130,210      10,796,079      22,198,922     2,970,773    11,069,675     4,541,453    11,081,783
 (43,691,866)    (48,593,124)   (106,047,445)   (123,490,393)  (24,331,472)  (28,654,102)  (37,663,870)  (38,407,007)
   8,228,451     (50,611,399)   (143,982,426)    (31,427,253)  (21,928,953)   (5,761,005)  (33,725,188)   28,488,355
    (783,088)       (577,363)     (1,587,378)     (1,498,586)     (583,444)     (554,698)     (758,771)     (575,672)
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

 (31,106,492)    (86,651,676)   (240,821,170)   (134,217,310)  (43,873,096)  (23,900,130)  (67,606,376)      587,459
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------

  (2,067,972)    (49,667,989)   (279,552,859)     20,778,923   (51,899,612)     (246,572)  (73,323,517)   66,203,343

 364,932,426     414,600,415   1,040,268,683   1,019,489,760   246,759,842   247,006,414   333,831,387   267,628,044
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------
$362,864,454    $364,932,426  $  760,715,824  $1,040,268,683  $194,860,230  $246,759,842  $260,507,870  $333,831,387
============    ============  ==============  ==============  ============  ============  ============  ============

  23,841,848      30,119,429      80,567,878      91,013,944    26,572,815    29,778,961    17,725,221    16,601,788
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------
  21,990,552      21,693,093      27,022,502      32,899,206     6,697,010     7,758,663    10,730,375    10,804,381
 (23,920,240)    (27,970,674)    (46,766,666)    (43,345,272)  (11,656,457)  (10,964,809)  (14,730,226)   (9,680,948)
------------    ------------  --------------  --------------  ------------  ------------  ------------  ------------
  21,912,160      23,841,848      60,823,714      80,567,878    21,613,368    26,572,815    13,725,370    17,725,221
============    ============  ==============  ==============  ============  ============  ============  ============


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A30

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   -------------------------------------------------------------------------------------
                                     AST NEUBERGER BERMAN/LSV      AST SMALL-CAP GROWTH      AST PIMCO LIMITED MATURITY
                                     MID-CAP VALUE PORTFOLIO             PORTFOLIO                 BOND PORTFOLIO
                                   ---------------------------  --------------------------  ----------------------------
                                     01/01/2011    01/01/2010    01/01/2011    01/01/2010     01/01/2011     01/01/2010
                                         TO            TO            TO            TO             TO             TO
                                     12/31/2011    12/31/2010    12/31/2011    12/31/2010     12/31/2011     12/31/2010
                                   -------------  ------------  ------------  ------------  -------------  -------------
OPERATIONS
  Net investment income
   (loss)......................... $  (2,910,640) $ (1,915,670) $ (2,823,963) $ (1,827,709) $  (5,984,824) $   7,180,256
  Capital gains distributions
   received.......................             0             0             0             0     13,471,974      1,338,607
  Realized gain (loss) on shares
   redeemed.......................   (28,581,324)  (52,084,175)   27,887,263      (482,506)   (17,266,333)   (10,075,675)
  Net change in unrealized gain
   (loss) on investments..........     8,653,180   131,672,723   (35,109,172)   40,514,483     14,020,031     20,987,911
                                   -------------  ------------  ------------  ------------  -------------  -------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (22,838,784)   77,672,878   (10,045,872)   38,204,268      4,240,848     19,431,099
                                   -------------  ------------  ------------  ------------  -------------  -------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     3,813,720    16,617,952     3,456,680     7,942,039      7,370,092     34,613,301
  Surrenders, withdrawals and
   death benefits.................   (47,982,811)  (57,622,790)  (15,934,271)  (12,796,179)  (103,220,811)  (129,963,941)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (50,108,687)  (12,842,323)  (35,071,612)   37,295,477    (54,254,745)     3,014,611
  Withdrawal and other
   charges........................      (791,591)     (714,752)     (547,104)     (326,674)    (1,523,160)    (1,467,974)
                                   -------------  ------------  ------------  ------------  -------------  -------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (95,069,369)  (54,561,913)  (48,096,307)   32,114,663   (151,628,624)   (93,804,003)
                                   -------------  ------------  ------------  ------------  -------------  -------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (117,908,153)   23,110,965   (58,142,179)   70,318,931   (147,387,776)   (74,372,904)

NET ASSETS
  Beginning of period.............   439,731,265   416,620,300   181,855,707   111,536,776    846,276,238    920,649,142
                                   -------------  ------------  ------------  ------------  -------------  -------------
  End of period................... $ 321,823,112  $439,731,265  $123,713,528  $181,855,707  $ 698,888,462  $ 846,276,238
                                   =============  ============  ============  ============  =============  =============

  Beginning units.................    19,867,902    22,092,883    11,233,517     8,639,860     62,861,740     69,606,851
                                   -------------  ------------  ------------  ------------  -------------  -------------
  Units issued....................     8,656,249    10,330,562     9,400,306     9,830,241     28,396,711     35,508,455
  Units redeemed..................   (13,547,832)  (12,555,543)  (12,902,457)   (7,236,584)   (39,799,532)   (42,253,566)
                                   -------------  ------------  ------------  ------------  -------------  -------------
  Ending units....................    14,976,319    19,867,902     7,731,366    11,233,517     51,458,919     62,861,740
                                   =============  ============  ============  ============  =============  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A31

                                               SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------------------
  AST PIMCO TOTAL RETURN BOND      AST T. ROWE PRICE EQUITY     AST QMA US EQUITY ALPHA     AST T. ROWE PRICE NATURAL
           PORTFOLIO                   INCOME PORTFOLIO                PORTFOLIO               RESOURCES PORTFOLIO
------------------------------    --------------------------  --------------------------  ----------------------------
  01/01/2011        01/01/2010     01/01/2011    01/01/2010    01/01/2011    01/01/2010     01/01/2011     01/01/2010
      TO                TO             TO            TO            TO            TO             TO             TO
  12/31/2011        12/31/2010     12/31/2011    12/31/2010    12/31/2011    12/31/2010     12/31/2011     12/31/2010
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------
$    3,284,701    $    1,720,772  $ (1,325,434) $   (925,866) $   (993,010) $ (1,028,910) $  (3,930,421) $  (3,976,960)
    83,141,879        43,048,710             0             0             0             0              0              0
    25,439,629        25,222,571   (28,013,055)  (39,062,142)  (11,461,297)   (9,503,717)    21,413,168   (111,614,018)
   (75,247,773)       70,030,225    19,114,157    56,941,758    12,359,598    24,514,377    (96,148,761)   169,702,230
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------

    36,618,436       140,022,278   (10,224,332)   16,953,750       (94,709)   13,981,750    (78,666,014)    54,111,252
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------

    57,585,183       303,045,649     3,008,485     9,892,854     1,394,906     6,200,841     10,852,216     41,404,802

  (212,517,564)     (247,312,121)  (14,634,818)  (17,347,209)  (15,805,055)  (17,978,594)   (31,335,306)   (29,205,650)
  (400,298,583)      224,100,115   (21,233,349)    2,688,020    (1,621,947)   (3,762,276)   (52,820,754)    24,684,830
   (11,062,747)      (10,347,606)     (365,871)     (328,921)     (279,783)     (233,600)    (1,644,540)    (1,244,214)
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------

  (566,293,711)      269,486,037   (33,225,553)   (5,095,256)  (16,311,879)  (15,773,629)   (74,948,384)    35,639,768
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------

  (529,675,275)      409,508,315   (43,449,885)   11,858,494   (16,406,588)   (1,791,879)  (153,614,398)    89,751,020

 2,588,102,965     2,178,594,650   182,408,708   170,550,214   124,403,829   126,195,708    409,089,936    319,338,916
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------
$2,058,427,690    $2,588,102,965  $138,958,823  $182,408,708  $107,997,241  $124,403,829  $ 255,475,538  $ 409,089,936
==============    ==============  ============  ============  ============  ============  =============  =============

   166,002,437       144,652,986    16,262,361    16,893,600    11,194,402    12,664,997     13,162,652     11,470,538
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------
    81,008,847       119,086,380     6,278,415     7,151,985     5,859,703     4,603,469     11,853,388     11,916,429
  (117,311,336)      (97,736,929)   (9,653,266)   (7,783,224)   (7,482,298)   (6,074,064)   (15,345,178)   (10,224,315)
--------------    --------------  ------------  ------------  ------------  ------------  -------------  -------------
   129,699,948       166,002,437    12,887,510    16,262,361     9,571,807    11,194,402      9,670,862     13,162,652
==============    ==============  ============  ============  ============  ============  =============  =============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A32

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                         SUBACCOUNTS
                                   --------------------------------------------------------------------------------------
                                       AST T. ROWE PRICE ASSET          AST INTERNATIONAL            AST MFS GLOBAL
                                        ALLOCATION PORTFOLIO             VALUE PORTFOLIO            EQUITY PORTFOLIO
                                   ------------------------------  --------------------------  --------------------------
                                     01/01/2011      01/01/2010     01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                         TO              TO             TO            TO            TO            TO
                                     12/31/2011      12/31/2010     12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                   --------------  --------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $  (11,028,115) $  (11,948,297) $   (547,359) $ (1,711,492) $ (1,580,645) $ (1,487,118)
  Capital gains distributions
   received.......................              0               0             0             0             0             0
  Realized gain (loss) on shares
   redeemed.......................    146,998,680     (44,185,812)  (24,404,324)  (25,199,839)   11,062,750   (12,691,946)
  Net change in unrealized gain
   (loss) on investments..........   (169,064,948)    191,951,186    (4,054,056)   41,090,329   (21,056,789)   25,988,906
                                   --------------  --------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................    (33,094,383)    135,817,077   (29,005,739)   14,178,998   (11,574,684)   11,809,842
                                   --------------  --------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     48,966,698     271,998,712     3,361,028    12,638,340     3,648,797    21,078,780
  Surrenders, withdrawals and
   death benefits.................    (85,684,449)    (73,496,628)  (15,598,684)  (18,593,691)  (11,926,081)  (11,901,940)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (160,632,043)    113,167,321   (24,504,531)   (3,274,053)  (12,140,956)    9,944,163
  Withdrawal and other
   charges........................     (9,771,800)     (8,209,881)     (539,184)     (492,401)     (650,835)     (499,451)
                                   --------------  --------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (207,121,594)    303,459,524   (37,281,371)   (9,721,805)  (21,069,075)   18,621,552
                                   --------------  --------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (240,215,977)    439,276,601   (66,287,110)    4,457,193   (32,643,759)   30,431,394

NET ASSETS
  Beginning of period.............  1,752,058,329   1,312,781,728   200,509,011   196,051,818   149,750,399   119,319,005
                                   --------------  --------------  ------------  ------------  ------------  ------------
  End of period................... $1,511,842,352  $1,752,058,329  $134,221,901  $200,509,011  $117,106,640  $149,750,399
                                   ==============  ==============  ============  ============  ============  ============

  Beginning units.................    122,828,179      99,436,636    14,189,326    14,766,780     9,439,564     8,340,708
                                   --------------  --------------  ------------  ------------  ------------  ------------
  Units issued....................     57,576,886      70,248,772     6,019,493     6,986,964     6,456,162     7,186,575
  Units redeemed..................    (74,527,324)    (46,857,229)   (9,172,804)   (7,564,418)   (8,180,119)   (6,087,719)
                                   --------------  --------------  ------------  ------------  ------------  ------------
  Ending units....................    105,877,741     122,828,179    11,036,015    14,189,326     7,715,607     9,439,564
                                   ==============  ==============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A33

                                             SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------------
AST JPMORGAN INTERNATIONAL     AST T. ROWE PRICE GLOBAL         AST INTERNATIONAL        AST WELLINGTON MANAGEMENT
     EQUITY PORTFOLIO               BOND PORTFOLIO              GROWTH PORTFOLIO          HEDGED EQUITY PORTFOLIO
--------------------------    --------------------------  ----------------------------  --------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010     01/01/2011     01/01/2010    01/01/2011    01/01/2010
     TO              TO            TO            TO             TO             TO            TO            TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010     12/31/2011     12/31/2010    12/31/2011    12/31/2010
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------
$   (660,864)   $ (1,277,968) $  3,102,751  $  3,323,987  $  (5,873,875) $  (8,160,132) $ (3,482,790) $ (3,182,172)
           0               0     2,363,342     1,671,065              0              0             0             0
  (7,391,342)    (27,551,595)    2,106,360   (17,711,962)   (99,181,140)  (113,213,350)   21,953,853   (11,212,026)
 (21,283,390)     36,588,441       182,262    23,642,012     17,425,212    181,845,172   (38,094,249)   39,168,271
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------

 (29,335,596)      7,758,878     7,754,715    10,925,102    (87,629,803)    60,471,690   (19,623,186)   24,774,073
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------

   4,540,174      26,443,101     4,620,204    22,498,130      6,255,439     17,889,660     8,700,260    28,772,981
 (23,754,173)    (31,388,066)  (31,591,027)  (34,803,524)   (60,438,789)   (72,434,869)  (17,189,992)  (17,420,864)
 (35,321,489)       (898,564)  (34,013,365)    5,808,514    (69,267,945)    (3,902,347)  (26,982,548)  (16,551,334)
    (815,940)       (753,108)     (868,318)     (778,138)      (945,226)      (968,397)   (1,014,731)     (860,978)
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------

 (55,351,428)     (6,596,637)  (61,852,506)   (7,275,018)  (124,396,521)   (59,415,953)  (36,487,011)   (6,060,195)
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------

 (84,687,024)      1,162,241   (54,097,791)    3,650,084   (212,026,324)     1,055,737   (56,110,197)   18,713,878

 255,452,450     254,290,209   328,623,869   324,973,785    617,983,679    616,927,942   265,556,674   246,842,796
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------
$170,765,426    $255,452,450  $274,526,078  $328,623,869  $ 405,957,355  $ 617,983,679  $209,446,477  $265,556,674
============    ============  ============  ============  =============  =============  ============  ============

  15,322,476      14,998,946    21,421,713    22,019,381     35,392,062     39,648,732    26,699,884    28,061,105
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------
   9,069,266      12,018,287    11,979,825    15,292,790     12,351,757     16,584,475    23,118,295    24,539,136
 (13,284,208)    (11,694,757)  (16,044,993)  (15,890,458)   (20,400,592)   (20,841,145)  (27,684,226)  (25,900,357)
------------    ------------  ------------  ------------  -------------  -------------  ------------  ------------
  11,107,534      15,322,476    17,356,545    21,421,713     27,343,227     35,392,062    22,133,953    26,699,884
============    ============  ============  ============  =============  =============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A34

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                           SUBACCOUNTS
                                 -----------------------------------------------------------------------------------------------
                                     AST CAPITAL GROWTH ASSET      AST ACADEMIC STRATEGIES ASSET        AST BALANCED ASSET
                                       ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO            ALLOCATION PORTFOLIO
                                 -------------------------------  ------------------------------  ------------------------------
                                    01/01/2011      01/01/2010      01/01/2011      01/01/2010      01/01/2011      01/01/2010
                                        TO              TO              TO              TO              TO              TO
                                    12/31/2011      12/31/2010      12/31/2011      12/31/2010      12/31/2011      12/31/2010
                                 ---------------  --------------  --------------  --------------  --------------  --------------
OPERATIONS
 Net investment income
  (loss)........................ $   (61,874,914) $  (37,121,846) $  (46,780,491) $  (35,933,855) $  (33,667,533) $  (27,548,210)
 Capital gains distributions
  received......................               0               0               0               0               0               0
 Realized gain (loss) on shares
  redeemed......................     241,461,820    (417,903,329)     (9,166,449)   (145,286,322)    279,047,750     (67,819,984)
 Net change in unrealized gain
  (loss) on investments.........    (466,961,847)    871,004,183    (155,428,452)    505,853,007    (380,354,601)    361,583,028
                                 ---------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS....................    (287,374,941)    415,979,008    (211,375,392)    324,632,830    (134,974,384)    266,214,834
                                 ---------------  --------------  --------------  --------------  --------------  --------------

CONTRACT OWNER
  TRANSACTIONS
 Contract owner net
  payments......................     125,072,584     465,770,255      94,206,726     404,873,967      82,109,334     451,879,945
 Surrenders, withdrawals and
  death benefits................    (209,846,041)   (193,022,625)   (187,500,770)   (167,657,158)   (150,031,391)   (129,864,857)
 Net transfers between other
  subaccounts or fixed rate
  option........................    (868,912,976)    (19,074,835)   (596,423,569)     62,957,858    (469,447,480)    123,882,362
 Withdrawal and other
  charges.......................     (17,462,296)    (15,875,304)    (16,269,286)    (14,444,148)    (16,257,456)    (14,408,333)
                                 ---------------  --------------  --------------  --------------  --------------  --------------

NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  CONTRACT OWNER
  TRANSACTIONS..................    (971,148,729)    237,797,491    (705,986,899)    285,730,519    (553,626,993)    431,489,117
                                 ---------------  --------------  --------------  --------------  --------------  --------------

TOTAL INCREASE
  (DECREASE) IN NET
  ASSETS........................  (1,258,523,670)    653,776,499    (917,362,291)    610,363,349    (688,601,377)    697,703,951

NET ASSETS
 Beginning of period............   4,692,575,310   4,038,798,811   3,907,113,764   3,296,750,415   3,123,794,638   2,426,090,687
                                 ---------------  --------------  --------------  --------------  --------------  --------------
 End of period.................. $ 3,434,051,640  $4,692,575,310  $2,989,751,473  $3,907,113,764  $2,435,193,261  $3,123,794,638
                                 ===============  ==============  ==============  ==============  ==============  ==============

 Beginning units................     445,215,821     427,503,840     367,637,929     342,125,919     283,878,686     244,029,129
                                 ---------------  --------------  --------------  --------------  --------------  --------------
 Units issued...................     181,984,909     251,286,082     130,962,410     161,363,729     117,517,172     152,885,086
 Units redeemed.................    (285,884,868)   (233,574,101)   (203,751,807)   (135,851,719)   (173,335,992)   (113,035,529)
                                 ---------------  --------------  --------------  --------------  --------------  --------------
 Ending units...................     341,315,862     445,215,821     294,848,532     367,637,929     228,059,866     283,878,686
                                 ===============  ==============  ==============  ==============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A35

                                               SUBACCOUNTS (CONTINUED)
---------------------------------------------------------------------------------------------------------------------
    AST PRESERVATION ASSET            AST CLS GROWTH ASSET        AST CLS MODERATE ASSET      AST HORIZON GROWTH ASSET
     ALLOCATION PORTFOLIO             ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO         ALLOCATION PORTFOLIO
------------------------------    ---------------------------  ---------------------------  ---------------------------
  01/01/2011        01/01/2010      01/01/2011    01/01/2010     01/01/2011    01/01/2010     01/01/2011    01/01/2010
      TO                TO              TO            TO             TO            TO             TO            TO
  12/31/2011        12/31/2010      12/31/2011    12/31/2010     12/31/2011    12/31/2010     12/31/2011    12/31/2010
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
$  (26,875,383)   $  (13,094,709) $  (9,260,336) $ (7,840,509) $ (12,030,416) $ (9,689,597) $  (8,942,906) $ (7,859,125)
             0                 0      6,266,719             0     14,210,930             0     27,853,009             0
    63,487,770        (3,276,822)    25,370,469    35,418,017     65,602,675    17,708,515     14,610,418    33,466,108
   (67,893,707)      241,181,575    (81,952,076)   35,687,351   (118,749,848)   73,165,567    (74,377,582)   31,681,773
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
   (31,281,320)      224,810,044    (59,575,224)   63,264,859    (50,966,659)   81,184,485    (40,857,061)   57,288,756
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------

    62,241,153       326,059,237     25,853,900   156,865,477     26,703,162   183,480,999     27,423,751   142,852,018
  (211,153,521)     (169,328,384)   (19,213,477)  (14,282,419)   (36,028,236)  (27,125,593)   (18,164,059)  (15,398,039)
    40,074,379       148,006,408   (151,922,742)   76,976,266   (117,993,820)   87,226,454    (97,346,321)   74,946,275

   (13,596,816)      (12,129,692)    (4,838,865)   (4,003,697)    (6,639,657)   (5,690,940)    (4,891,468)   (3,907,196)
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
  (122,434,805)      292,607,569   (150,121,184)  215,555,627   (133,958,551)  237,890,920    (92,978,097)  198,493,058
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
  (153,716,125)      517,417,613   (209,696,408)  278,820,486   (184,925,210)  319,075,405   (133,835,158)  255,781,814

 2,838,371,406     2,320,953,793    708,276,225   429,455,739    973,077,970   654,002,565    681,352,885   425,571,071
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
$2,684,655,281    $2,838,371,406  $ 498,579,817  $708,276,225  $ 788,152,760  $973,077,970  $ 547,517,727  $681,352,885
==============    ==============  =============  ============  =============  ============  =============  ============
   246,540,507       219,165,007     67,762,156    46,324,115     99,996,567    74,171,132     68,780,259    48,273,538
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
   111,625,366       129,660,898     48,571,414    59,014,593     47,421,947    53,061,260     50,478,380    58,397,385
  (122,904,505)     (102,285,398)   (66,538,707)  (37,576,552)   (63,464,666)  (27,235,825)   (62,551,815)  (37,890,664)
--------------    --------------  -------------  ------------  -------------  ------------  -------------  ------------
   235,261,368       246,540,507     49,794,863    67,762,156     83,953,848    99,996,567     56,706,824    68,780,259
==============    ==============  =============  ============  =============  ============  =============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A36

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                       SUBACCOUNTS
                                   -----------------------------------------------------------------------------------
                                    AST HORIZON MODERATE ASSET    AST FI PYRAMIS(R) ASSET   AST WESTERN ASSET CORE PLUS
                                       ALLOCATION PORTFOLIO        ALLOCATION PORTFOLIO           BOND PORTFOLIO
                                   ---------------------------  --------------------------  --------------------------
                                     01/01/2011    01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
                                         TO            TO            TO            TO            TO            TO
                                     12/31/2011    12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
                                   -------------  ------------  ------------  ------------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $ (10,452,701) $ (9,821,013) $ (5,361,693) $ (4,164,165) $  3,505,801  $   (628,119)
  Capital gains distributions
   received.......................    41,850,951             0    12,971,083             0     5,948,414     2,219,544
  Realized gain (loss) on shares
   redeemed.......................    46,037,084    23,634,559     9,452,561    21,347,362    21,240,637     4,914,423
  Net change in unrealized gain
   (loss) on investments..........  (109,286,499)   60,627,410   (46,524,473)   13,247,583   (13,458,736)   13,247,325
                                   -------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (31,851,165)   74,440,956   (29,462,522)   30,430,780    17,236,116    19,753,173
                                   -------------  ------------  ------------  ------------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    24,621,719   176,201,588    13,428,276    61,189,091    12,187,070    39,759,393
  Surrenders, withdrawals and
   death benefits.................   (26,455,398)  (22,486,809)  (10,628,426)   (7,689,670)  (23,476,916)  (20,339,837)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (104,552,695)   69,693,893   (57,887,859)   (6,165,987)  (15,227,395)   70,229,660
  Withdrawal and other
   charges........................    (6,430,478)   (5,496,554)   (2,478,312)   (2,148,715)   (2,286,448)   (1,856,697)
                                   -------------  ------------  ------------  ------------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (112,816,852)  217,912,118   (57,566,321)   45,184,719   (28,803,689)   87,792,519
                                   -------------  ------------  ------------  ------------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (144,668,017)  292,353,074   (87,028,843)   75,615,499   (11,567,573)  107,545,692

NET ASSETS
  Beginning of period.............   912,003,915   619,650,841   358,392,713   282,777,214   400,318,163   292,772,471
                                   -------------  ------------  ------------  ------------  ------------  ------------
  End of period................... $ 767,335,898  $912,003,915  $271,363,870  $358,392,713  $388,750,590  $400,318,163
                                   =============  ============  ============  ============  ============  ============

  Beginning units.................    88,962,542    66,502,162    37,008,706    32,643,241    37,019,192    28,704,501
                                   -------------  ------------  ------------  ------------  ------------  ------------
  Units issued....................    38,979,157    49,003,005    26,500,426    28,681,130    33,159,444    32,357,633
  Units redeemed..................   (51,440,477)  (26,542,625)  (34,210,044)  (24,315,665)  (35,709,015)  (24,042,942)
                                   -------------  ------------  ------------  ------------  ------------  ------------
  Ending units....................    76,501,222    88,962,542    29,299,088    37,008,706    34,469,621    37,019,192
                                   =============  ============  ============  ============  ============  ============

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A37

                                       SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                           COLUMBIA VARIABLE PORTFOLIO -     COLUMBIA FEDERAL     COLUMBIA VARIABLE PORTFOLIO -
 DAVIS VALUE PORTFOLIO       ASSET ALLOCATION FUND         SECURITIES FUND, VS        MONEY MARKET FUND
-----------------------    ----------------------------  -----------------------  ----------------------------
01/01/2011     01/01/2010   01/01/2011     01/01/2010     01/01/2011  01/01/2010   01/01/2011     01/01/2010
    TO             TO           TO             TO             TO          TO           TO             TO
12/31/2011     12/31/2010   12/31/2011     12/31/2010    04/29/2011** 12/31/2010   12/31/2011     12/31/2010
----------    -----------   -----------    -----------   ------------ ----------   -----------    -----------
$   (9,321)   $    (6,818) $    89,967    $   105,078    $    57,517  $   52,604  $   (12,693)   $   (12,463)
    95,038              0            0              0              0           0            0              0
  (101,483)      (435,335)     113,317            335        (75,985)    (26,956)           0              0
   (60,276)       602,553     (271,869)       647,950         36,406      31,631            0              0
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------

   (76,042)       160,400      (68,585)       753,363         17,938      57,279      (12,693)       (12,463)
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------

     3,536              0        3,294        174,470            451      42,197        3,022         12,277
  (321,390)      (800,996)    (818,369)      (696,633)       (37,065)   (246,576)  (1,674,976)    (1,668,343)
   (24,499)      (242,219)    (338,548)      (584,152)    (1,403,305)    (74,193)   1,728,256      1,439,428
    (4,423)        (5,669)      (8,134)        (9,551)          (936)     (2,227)      (3,612)        (3,526)
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------

  (346,776)    (1,048,884)  (1,161,757)    (1,115,866)    (1,440,855)   (280,799)      52,690       (220,164)
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------

  (422,818)      (888,484)  (1,230,342)      (362,503)    (1,422,917)   (223,520)      39,997       (232,627)

 1,613,857      2,502,341    6,644,230      7,006,733      1,422,917   1,646,437    1,142,164      1,374,791
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------
$1,191,039    $ 1,613,857  $ 5,413,888    $ 6,644,230    $         0  $1,422,917  $ 1,182,161    $ 1,142,164
==========    ===========   ===========    ===========   ===========  ==========   ===========    ===========

   147,415        254,275      420,821        487,141        116,487     133,595      104,456        124,513
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------
     8,218          6,173        9,550         20,403             43       6,593      248,185        144,333
   (40,428)      (113,033)     (81,057)       (86,723)      (116,530)    (23,701)    (243,437)      (164,390)
----------    -----------   -----------    -----------   -----------  ----------   -----------    -----------
   115,205        147,415      349,314        420,821              0     116,487      109,204        104,456
==========    ===========   ===========    ===========   ===========  ==========   ===========    ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A38

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                 SUBACCOUNTS
                                   ---------------------------------------------------------------------------------
                                   COLUMBIA VARIABLE PORTFOLIO - COLUMBIA LARGE CAP GROWTH PRUDENTIAL SP INTERNATIONAL
                                   SMALL COMPANY GROWTH FUND             FUND, VS              GROWTH PORTFOLIO
                                   ----------------------------  -----------------------   --------------------------
                                   01/01/2011     01/01/2010      01/01/2011   01/01/2010   01/01/2011    01/01/2010
                                       TO             TO              TO           TO           TO            TO
                                   12/31/2011     12/31/2010     04/29/2011**  12/31/2010   12/31/2011    12/31/2010
                                   ----------     ----------     ------------  ----------  -----------   -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (4,795)      $ (5,188)     $     4,780   $  (20,640) $   (26,034)  $    (9,592)
  Capital gains distributions
   received.......................         0              0                0            0            0             0
  Realized gain (loss) on shares
   redeemed.......................    54,949         24,669        1,417,287       83,835      601,132    (2,481,963)
  Net change in unrealized gain
   (loss) on investments..........   (66,559)       107,644         (925,648)     686,344   (2,269,835)    3,641,773
                                   ---------       --------      -----------   ----------  -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (16,405)       127,125          496,419      749,539   (1,694,737)    1,150,218
                                   ---------       --------      -----------   ----------  -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     1,350          1,536              681       35,575       76,799       148,956
  Surrenders, withdrawals and
   death benefits.................  (149,135)       (69,939)        (272,749)    (545,550)  (1,073,832)   (2,106,689)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (25,103)          (979)      (5,366,221)    (325,560)    (640,688)   (1,469,940)
  Withdrawal and other
   charges........................    (1,072)        (1,164)          (2,549)      (8,474)     (14,118)      (15,782)
                                   ---------       --------      -----------   ----------  -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (173,960)       (70,546)      (5,640,838)    (844,009)  (1,651,839)   (3,443,455)
                                   ---------       --------      -----------   ----------  -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (190,365)        56,579       (5,144,419)     (94,470)  (3,346,576)   (2,293,237)

NET ASSETS
  Beginning of period.............   577,876        521,297        5,144,419    5,238,889   11,237,050    13,530,287
                                   ---------       --------      -----------   ----------  -----------   -----------
  End of period................... $ 387,511       $577,876      $         0   $5,144,419  $ 7,890,474   $11,237,050
                                   =========       ========      ===========   ==========  ===========   ===========

  Beginning units.................    29,597         33,934          428,939      508,117      897,050     1,212,810
                                   ---------       --------      -----------   ----------  -----------   -----------
  Units issued....................        72             90              562        9,406      284,613       310,483
  Units redeemed..................    (8,445)        (4,427)        (429,501)     (88,584)    (431,565)     (626,243)
                                   ---------       --------      -----------   ----------  -----------   -----------
  Ending units....................    21,224         29,597                0      428,939      750,098       897,050
                                   =========       ========      ===========   ==========  ===========   ===========

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A39

                                         SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                                       FIRST TRUST TARGET FOCUS FOUR  GLOBAL DIVIDEND TARGET 15
NVIT DEVELOPING MARKETS FUND THE DOW DART 10 PORTFOLIO         PORTFOLIO                      PORTFOLIO
--------------------------   -----------------------   ----------------------------  --------------------------
 01/01/2011     01/01/2010   01/01/2011    01/01/2010   01/01/2011     01/01/2010     01/01/2011    01/01/2010
     TO             TO           TO            TO           TO             TO             TO            TO
 12/31/2011     12/31/2010   12/31/2011    12/31/2010   12/31/2011     12/31/2010     12/31/2011    12/31/2010
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------
$ (1,541,843)  $ (2,551,635) $  (94,147)  $   (89,117) $  (175,620)   $  (184,472)   $   (525,150) $   (660,562)
           0              0           0             0            0              0               0             0
  13,793,780     18,741,371   1,027,783       (73,294)   1,080,819      2,110,362         720,445    (5,958,750)
 (42,708,596)      (422,470)   (594,236)      899,612   (2,527,219)      (413,243)     (3,304,854)    8,776,297
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------

 (30,456,659)    15,767,266     339,400       737,201   (1,622,020)     1,512,647      (3,109,559)    2,156,985
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------

   1,429,715      2,927,858      47,830        76,641      294,924        563,987         468,885     1,006,880
 (18,169,039)   (22,310,978)   (671,264)   (1,028,306)  (2,097,434)    (1,823,978)     (4,451,225)   (6,836,811)
 (41,393,180)   (21,853,722)    264,862     1,571,931     (271,742)      (713,763)     (4,757,989)   (6,668,471)
    (121,526)      (157,585)     (6,610)       (7,186)     (13,577)       (14,853)        (35,383)      (41,691)
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------

 (58,254,030)   (41,394,427)   (365,182)      613,080   (2,087,829)    (1,988,607)     (8,775,712)  (12,540,093)
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------

 (88,710,689)   (25,627,161)    (25,782)    1,350,281   (3,709,849)      (475,960)    (11,885,271)  (10,383,108)

 163,952,100    189,579,261   6,797,544     5,447,263   10,720,945     11,196,905      36,491,179    46,874,287
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------
$ 75,241,411   $163,952,100  $6,771,762   $ 6,797,544  $ 7,011,096    $10,720,945    $ 24,605,908  $ 36,491,179
============   ============  ==========   ===========   ===========    ===========   ============  ============

   6,635,573      8,668,240     626,791       591,358    1,562,752      1,949,307       2,172,888     3,011,343
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------
   2,481,367      4,872,249     401,824       379,678    1,216,900        786,158         805,855     1,454,853
  (5,026,766)    (6,904,916)   (439,712)     (344,245)  (1,597,134)    (1,172,713)     (1,378,821)   (2,293,308)
------------   ------------  ----------   -----------   -----------    -----------   ------------  ------------
   4,090,174      6,635,573     588,903       626,791    1,182,518      1,562,752       1,599,922     2,172,888
============   ============  ==========   ===========   ===========    ===========   ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A40

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                    SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                   NASDAQ TARGET 15 PORTFOLIO  S&P TARGET 24 PORTFOLIO  TARGET MANAGED VIP PORTFOLIO
                                   ------------------------   ------------------------  ---------------------------
                                    01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011     01/01/2010
                                        TO            TO           TO           TO           TO             TO
                                    12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011     12/31/2010
                                   -----------   -----------  -----------  -----------   -----------   -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (86,809)  $   (57,547) $  (158,992) $  (137,264) $  (429,039)   $  (475,253)
  Capital gains distributions
   received.......................           0             0            0            0            0              0
  Realized gain (loss) on shares
   redeemed.......................   1,442,256       658,256    2,354,410      477,096   (1,430,515)    (6,222,133)
  Net change in unrealized gain
   (loss) on investments..........  (1,326,797)      552,534   (1,848,400)     838,360      934,927     10,769,127
                                   -----------   -----------  -----------  -----------   -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................      28,650     1,153,243      347,018    1,178,192     (924,627)     4,071,741
                                   -----------   -----------  -----------  -----------   -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      46,075        95,428      195,930      307,489      278,084        412,480
  Surrenders, withdrawals and
   death benefits.................    (525,878)   (1,292,257)  (1,815,702)  (1,055,794)  (3,318,209)    (3,712,608)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (2,845,855)    4,929,989      970,822     (206,473)  (3,800,866)    (4,038,070)
  Withdrawal and other
   charges........................      (4,172)       (3,677)     (13,531)     (12,504)     (52,460)       (59,687)
                                   -----------   -----------  -----------  -----------   -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (3,329,830)    3,729,483     (662,481)    (967,282)  (6,893,451)    (7,397,885)
                                   -----------   -----------  -----------  -----------   -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (3,301,180)    4,882,726     (315,463)     210,910   (7,818,078)    (3,326,144)

NET ASSETS
  Beginning of period.............   7,702,423     2,819,697    9,500,148    9,289,238   27,841,580     31,167,724
                                   -----------   -----------  -----------  -----------   -----------   -----------
  End of period................... $ 4,401,243   $ 7,702,423  $ 9,184,685  $ 9,500,148  $20,023,502    $27,841,580
                                   ===========   ===========  ===========  ===========   ===========   ===========

  Beginning units.................     786,515       384,092      915,334    1,052,970    2,782,763      3,631,427
                                   -----------   -----------  -----------  -----------   -----------   -----------
  Units issued....................     414,824       710,199      990,376      515,035      835,741        949,298
  Units redeemed..................    (746,920)     (307,776)  (1,087,946)    (652,671)  (1,531,042)    (1,797,962)
                                   -----------   -----------  -----------  -----------   -----------   -----------
  Ending units....................     454,419       786,515      817,764      915,334    2,087,462      2,782,763
                                   ===========   ===========  ===========  ===========   ===========   ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A41

                                         SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------
                                THE DOW TARGET DIVIDEND
VALUE LINE TARGET 25 PORTFOLIO         PORTFOLIO             PROFUND VP ASIA 30          PROFUND VP BANKS
-----------------------------  ------------------------  --------------------------  ------------------------
 01/01/2011      01/01/2010     01/01/2011   01/01/2010   01/01/2011    01/01/2010    01/01/2011   01/01/2010
     TO              TO             TO           TO           TO            TO            TO           TO
 12/31/2011      12/31/2010     12/31/2011   12/31/2010   12/31/2011    12/31/2010    12/31/2011   12/31/2010
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------
$  (149,945)    $  (165,822)   $  (349,965) $  (384,662) $   (624,860) $   (876,763) $   (76,233) $  (119,506)
          0               0              0            0     2,670,634             0            0            0
 (2,766,737)     (2,653,733)     3,347,144   (2,581,643)   (5,995,379)     (518,353)    (760,864)    (983,108)
    275,087       5,665,941     (2,365,707)   5,994,271    (7,441,552)    2,747,303     (450,539)     903,105
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------

 (2,641,595)      2,846,386        631,472    3,027,966   (11,391,157)    1,352,187   (1,287,636)    (199,509)
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------

    134,129         328,622        253,629      399,682       353,215       767,460       26,065       61,278
 (1,856,773)     (1,848,999)    (2,892,914)  (3,434,906)   (6,664,905)  (10,066,644)  (1,017,242)    (924,025)
 (1,092,026)         65,026      1,490,935     (222,685)  (20,466,244)  (14,749,313)  (2,069,779)     755,588
    (10,930)        (13,243)       (31,921)     (33,906)      (46,839)      (49,361)      (4,130)      (6,097)
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------

 (2,825,600)     (1,468,594)    (1,180,271)  (3,291,815)  (26,824,773)  (24,097,858)  (3,065,086)    (113,256)
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------

 (5,467,195)      1,377,792       (548,799)    (263,849)  (38,215,930)  (22,745,671)  (4,352,722)    (312,765)

 12,604,739      11,226,947     22,288,195   22,552,044    59,466,007    82,211,678    6,663,091    6,975,856
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------
$ 7,137,544     $12,604,739    $21,739,396  $22,288,195  $ 21,250,077  $ 59,466,007  $ 2,310,369  $ 6,663,091
 ===========     ===========   ===========  ===========  ============  ============  ===========  ===========

  1,410,791       1,700,907      2,628,048    3,040,228     2,412,977     3,728,153    1,298,049    1,443,067
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------
    285,723         321,520      1,828,047    2,397,883     2,281,979     6,932,203    5,361,980    8,718,088
   (600,678)       (611,636)    (2,002,221)  (2,810,063)   (3,485,977)   (8,247,379)  (6,041,774)  (8,863,106)
 -----------     -----------   -----------  -----------  ------------  ------------  -----------  -----------
  1,095,836       1,410,791      2,453,874    2,628,048     1,208,979     2,412,977      618,255    1,298,049
 ===========     ===========   ===========  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A42

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                         PROFUND VP BEAR       PROFUND VP BIOTECHNOLOGY  PROFUND VP BASIC MATERIALS
                                   --------------------------  ------------------------  -------------------------
                                    01/01/2011    01/01/2010    01/01/2011   01/01/2010   01/01/2011    01/01/2010
                                        TO            TO            TO           TO           TO            TO
                                    12/31/2011    12/31/2010    12/31/2011   12/31/2010   12/31/2011    12/31/2010
                                   ------------  ------------  -----------  -----------  ------------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (336,330) $   (645,512) $  (107,165) $  (138,731) $   (528,773) $  (438,272)
  Capital gains distributions
   received.......................            0             0            0            0             0            0
  Realized gain (loss) on shares
   redeemed.......................   (2,790,312)   (9,744,950)    (298,285)     173,024     6,105,644    3,315,697
  Net change in unrealized gain
   (loss) on investments..........      314,431       374,910       68,256        2,182   (11,683,851)   4,475,258
                                   ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (2,812,211)  (10,015,552)    (337,194)      36,475    (6,106,980)   7,352,683
                                   ------------  ------------  -----------  -----------  ------------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................       41,661       711,410       34,195      116,720       306,112      545,335
  Surrenders, withdrawals and
   death benefits.................   (2,598,510)   (6,214,614)  (1,134,085)  (1,427,215)   (4,825,290)  (5,877,535)
  Net transfers between other
   subaccounts or fixed rate
   option.........................    2,224,084     3,226,915      307,187     (684,131)  (27,524,222)  (1,957,758)
  Withdrawal and other
   charges........................      (21,083)      (35,701)      (4,843)      (7,190)      (28,330)     (33,107)
                                   ------------  ------------  -----------  -----------  ------------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................     (353,848)   (2,311,990)    (797,546)  (2,001,816)  (32,071,730)  (7,323,065)
                                   ------------  ------------  -----------  -----------  ------------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (3,166,059)  (12,327,542)  (1,134,740)  (1,965,341)  (38,178,710)      29,618

NET ASSETS
  Beginning of period.............   21,389,653    33,717,195    5,904,889    7,870,230    55,254,023   55,224,405
                                   ------------  ------------  -----------  -----------  ------------  -----------
  End of period................... $ 18,223,594  $ 21,389,653  $ 4,770,149  $ 5,904,889  $ 17,075,313  $55,254,023
                                   ============  ============  ===========  ===========  ============  ===========

  Beginning units.................    3,980,611     5,156,853      569,921      789,902     3,099,368    3,953,759
                                   ------------  ------------  -----------  -----------  ------------  -----------
  Units issued....................   36,327,055    50,760,339    2,411,085    2,249,517     3,654,025    7,291,657
  Units redeemed..................  (36,464,847)  (51,936,581)  (2,536,843)  (2,469,498)   (5,596,526)  (8,146,048)
                                   ------------  ------------  -----------  -----------  ------------  -----------
  Ending units....................    3,842,819     3,980,611      444,163      569,921     1,156,867    3,099,368
                                   ============  ============  ===========  ===========  ============  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A43

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
                                                                 PROFUND VP                PROFUND VP
   PROFUND VP ULTRABULL             PROFUND VP BULL           CONSUMER SERVICES     CONSUMER GOODS PORTFOLIO
--------------------------    --------------------------  ------------------------  ------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010    01/01/2011   01/01/2010   01/01/2011   01/01/2010
     TO              TO            TO            TO            TO           TO           TO           TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010    12/31/2011   12/31/2010   12/31/2011   12/31/2010
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
$   (178,058)   $   (193,815) $   (829,426) $   (816,717) $  (150,176) $  (188,560) $  (112,144) $  (129,720)
   1,046,572               0       842,515             0            0            0            0            0
  (1,980,578)      1,991,482      (904,822)    4,694,940    1,386,494       10,325    1,156,118    1,316,064
    (549,671)         62,795    (2,142,095)      812,337   (1,180,383)   1,209,603   (1,084,724)     762,619
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

  (1,661,735)      1,860,462    (3,033,828)    4,690,560       55,935    1,031,368      (40,750)   1,948,963
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

      76,556         136,303       389,583       609,784      194,779    1,295,825      263,020    1,138,636
  (1,857,027)     (1,404,457)   (9,046,223)   (9,406,733)    (908,415)  (1,382,680)  (1,884,270)  (1,685,831)
   2,253,736      (5,783,367)   15,611,956    (7,479,587)  (6,492,923)   9,029,330      592,377     (731,509)
     (11,493)        (15,924)      (68,536)      (69,742)     (25,685)     (24,202)     (42,332)     (33,782)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

     461,772      (7,067,445)    6,886,780   (16,346,278)  (7,232,244)   8,918,273   (1,071,205)  (1,312,486)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

  (1,199,963)     (5,206,983)    3,852,952   (11,655,718)  (7,176,309)   9,949,641   (1,111,955)     636,477

  12,189,679      17,396,662    57,453,486    69,109,204   15,545,714    5,596,073   17,147,765   16,511,288
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
$ 10,989,716    $ 12,189,679  $ 61,306,438  $ 57,453,486  $ 8,369,405  $15,545,714  $16,035,810  $17,147,765
============    ============  ============  ============  ===========  ===========  ===========  ===========

   1,807,351       3,111,939     5,434,551     7,235,296    1,604,048      669,864    1,382,231    1,551,165
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
  17,024,284      16,785,763    34,920,185    34,450,807    2,245,854    5,675,807    3,917,206    5,053,491
 (17,044,472)    (18,090,351)  (34,350,336)  (36,251,552)  (3,026,540)  (4,741,623)  (4,056,231)  (5,222,425)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
   1,787,163       1,807,351     6,004,400     5,434,551      823,362    1,604,048    1,243,206    1,382,231
============    ============  ============  ============  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A44

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                      PROFUND VP OIL & GAS       PROFUND VP EUROPE 30       PROFUND VP FINANCIALS
                                   -------------------------  --------------------------  ------------------------
                                    01/01/2011    01/01/2010   01/01/2011    01/01/2010    01/01/2011   01/01/2010
                                        TO            TO           TO            TO            TO           TO
                                    12/31/2011    12/31/2010   12/31/2011    12/31/2010    12/31/2011   12/31/2010
                                   ------------  -----------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (926,323) $  (627,591) $   (111,946) $     96,807  $  (256,062) $  (257,609)
  Capital gains distributions
   received.......................            0            0             0             0            0            0
  Realized gain (loss) on shares
   redeemed.......................   10,615,101     (686,156)   (1,482,897)   (1,277,023)    (379,315)    (527,424)
  Net change in unrealized gain
   (loss) on investments..........  (10,699,144)   8,176,133    (2,104,867)   (1,373,438)  (2,242,990)   1,355,549
                                   ------------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (1,010,366)   6,862,386    (3,699,710)   (2,553,654)  (2,878,367)     570,516
                                   ------------  -----------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      802,156      866,722       142,175       115,109      320,129    1,926,883
  Surrenders, withdrawals and
   death benefits.................   (7,818,953)  (7,669,464)   (5,050,029)   (5,354,864)  (1,332,237)  (1,304,669)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (12,566,765)   1,796,191   (14,358,027)   (5,062,167)  (3,423,980)    (955,216)
  Withdrawal and other
   charges........................      (59,249)     (56,321)      (16,582)      (19,150)     (56,338)     (62,356)
                                   ------------  -----------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (19,642,811)  (5,062,872)  (19,282,463)  (10,321,072)  (4,492,426)    (395,358)
                                   ------------  -----------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (20,653,177)   1,799,514   (22,982,173)  (12,874,726)  (7,370,793)     175,158

NET ASSETS
  Beginning of period.............   64,390,227   62,590,713    34,023,995    46,898,721   18,134,344   17,959,186
                                   ------------  -----------  ------------  ------------  -----------  -----------
  End of period................... $ 43,737,050  $64,390,227  $ 11,041,822  $ 34,023,995  $10,763,551  $18,134,344
                                   ============  ===========  ============  ============  ===========  ===========

  Beginning units.................    3,005,340    3,394,833     3,144,021     4,394,420    2,566,539    2,797,510
                                   ------------  -----------  ------------  ------------  -----------  -----------
  Units issued....................    5,461,360    6,231,784     4,685,124     8,098,640    2,745,573    8,040,323
  Units redeemed..................   (6,410,509)  (6,621,277)   (6,652,841)   (9,349,039)  (3,505,740)  (8,271,294)
                                   ------------  -----------  ------------  ------------  -----------  -----------
  Ending units....................    2,056,191    3,005,340     1,176,304     3,144,021    1,806,372    2,566,539
                                   ============  ===========  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A45

                                         SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------------
        PROFUND VP                                              ACCESS VP
   U.S. GOVERNMENT PLUS        PROFUND VP HEALTH CARE        HIGH YIELD FUND       PROFUND VP INDUSTRIALS
--------------------------    ------------------------  ------------------------  ------------------------
 01/01/2011      01/01/2010    01/01/2011   01/01/2010   01/01/2011   01/01/2010   01/01/2011   01/01/2010
     TO              TO            TO           TO           TO           TO           TO           TO
 12/31/2011      12/31/2010    12/31/2011   12/31/2010   12/31/2011   12/31/2010   12/31/2011   12/31/2010
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------
$   (476,149)   $   (569,154) $  (331,815) $  (237,646) $  (166,672) $ 2,421,430  $  (223,434) $  (234,853)
           0               0            0            0      519,162            0            0            0
  10,104,394       3,213,068      291,937    1,333,539     (424,332)     307,747     (139,690)   1,578,806
   4,328,862      (1,036,769)    (520,841)    (748,912)      47,295     (556,087)  (1,181,478)   1,062,363
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------

  13,957,107       1,607,145     (560,719)     346,981      (24,547)   2,173,090   (1,544,602)   2,406,316
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------

     115,153         772,327      578,382    1,694,263       48,250      116,045      214,327    1,718,850
  (4,786,556)     (7,947,928)  (2,316,409)  (2,180,488)  (3,625,476)  (2,809,360)  (1,730,022)  (1,869,090)
   4,472,075        (732,144)   3,549,612   (5,653,164)  26,487,020    1,730,552   (3,707,892)    (460,450)
     (26,954)        (45,886)     (65,654)     (50,894)      (8,633)      (8,693)     (45,018)     (42,175)
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------

    (226,282)     (7,953,631)   1,745,931   (6,190,283)  22,901,161     (971,456)  (5,268,605)    (652,865)
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------

  13,730,825      (6,346,486)   1,185,212   (5,843,302)  22,876,614    1,201,634   (6,813,207)   1,753,451

  28,659,025      35,005,511   16,608,823   22,452,125   18,991,832   17,790,198   15,943,215   14,189,764
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------
$ 42,389,850    $ 28,659,025  $17,794,035  $16,608,823  $41,868,446  $18,991,832  $ 9,130,008  $15,943,215
============    ============  ===========  ===========  ===========  ===========  ===========  ===========

   2,138,497       2,832,031    1,736,274    2,393,753    1,290,923    1,387,578    1,255,274    1,347,830
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------
  14,005,905      23,766,697    6,209,198    4,090,987    7,350,771    6,071,059    4,210,320    5,626,431
 (13,884,312)    (24,460,231)  (6,221,980)  (4,748,466)  (5,833,689)  (6,167,714)  (4,713,671)  (5,718,987)
------------    ------------  -----------  -----------  -----------  -----------  -----------  -----------
   2,260,090       2,138,497    1,723,492    1,736,274    2,808,005    1,290,923      751,923    1,255,274
============    ============  ===========  ===========  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A46

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                      PROFUND VP INTERNET         PROFUND VP JAPAN      PROFUND VP PRECIOUS METALS
                                   -------------------------  ------------------------  --------------------------
                                    01/01/2011    01/01/2010   01/01/2011   01/01/2010   01/01/2011    01/01/2010
                                        TO            TO           TO           TO           TO            TO
                                    12/31/2011    12/31/2010   12/31/2011   12/31/2010   12/31/2011    12/31/2010
                                   ------------  -----------  -----------  -----------  ------------  ------------
OPERATIONS
  Net investment income
   (loss)......................... $   (123,728) $  (142,557) $  (119,894) $  (164,918) $ (1,697,182) $ (1,791,034)
  Capital gains distributions
   received.......................      273,931      320,197            0            0     1,875,748             0
  Realized gain (loss) on shares
   redeemed.......................    1,712,642      892,147   (1,451,451)    (683,497)    6,412,557    15,035,695
  Net change in unrealized gain
   (loss) on investments..........   (2,226,476)   1,004,339     (694,057)    (208,486)  (33,215,189)   15,373,102
                                   ------------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................     (363,631)   2,074,126   (2,265,402)  (1,056,901)  (26,624,066)   28,617,763
                                   ------------  -----------  -----------  -----------  ------------  ------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................       42,613       58,471      108,067      111,619     1,092,894     1,483,770
  Surrenders, withdrawals and
   death benefits.................   (1,166,585)  (1,244,251)  (1,224,271)  (1,647,843)  (13,472,666)  (15,109,482)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (11,198,684)   1,501,540   (2,080,642)    (680,038)  (26,232,855)   15,853,229
  Withdrawal and other
   charges........................       (5,160)      (6,264)      (7,148)      (7,643)      (84,287)      (84,605)
                                   ------------  -----------  -----------  -----------  ------------  ------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (12,327,816)     309,496   (3,203,994)  (2,223,905)  (38,696,914)    2,142,912
                                   ------------  -----------  -----------  -----------  ------------  ------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (12,691,447)   2,383,622   (5,469,396)  (3,280,806)  (65,320,980)   30,760,675

NET ASSETS
  Beginning of period.............   16,904,165   14,520,543   10,269,280   13,550,086   140,601,934   109,841,259
                                   ------------  -----------  -----------  -----------  ------------  ------------
  End of period................... $  4,212,718  $16,904,165  $ 4,799,884  $10,269,280  $ 75,280,954  $140,601,934
                                   ============  ===========  ===========  ===========  ============  ============

  Beginning units.................      650,532      744,608    1,285,956    1,568,657     6,200,393     6,318,303
                                   ------------  -----------  -----------  -----------  ------------  ------------
  Units issued....................      437,893    1,371,603    4,194,896    4,259,158    11,029,037    13,003,201
  Units redeemed..................     (911,940)  (1,465,679)  (4,727,961)  (4,541,859)  (13,035,180)  (13,121,111)
                                   ------------  -----------  -----------  -----------  ------------  ------------
  Ending units....................      176,485      650,532      752,891    1,285,956     4,194,250     6,200,393
                                   ============  ===========  ===========  ===========  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A47

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------
 PROFUND VP MID-CAP GROWTH     PROFUND VP MID-CAP VALUE   PROFUND VP PHARMACEUTICALS  PROFUND VP REAL ESTATE
--------------------------    --------------------------  ------------------------   ------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010   01/01/2011   01/01/2010
     TO              TO            TO            TO            TO            TO           TO           TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010   12/31/2011   12/31/2010
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------
$   (852,051)   $   (647,565) $   (338,952) $   (321,940) $   (21,222)  $   175,621  $  (286,872) $   388,414
           0               0             0             0            0             0            0            0
  (1,026,731)      6,933,150      (976,628)    4,958,667      (70,357)      (96,882)     641,712    2,379,971
  (3,396,526)      1,830,475      (683,149)     (246,869)     706,994      (221,556)    (718,950)    (109,759)
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------
  (5,275,308)      8,116,060    (1,998,729)    4,389,858      615,415      (142,817)    (364,110)   2,658,626
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------

     535,102         933,508       255,189       762,502       63,514       179,227      465,299    1,120,926
 (10,374,479)     (7,441,015)   (4,216,927)   (4,592,763)    (780,013)     (917,777)  (2,034,022)  (2,217,688)
 (22,926,138)     24,538,809     2,818,028    (6,036,795)   7,373,199    (5,320,923)  (2,076,531)  (2,103,589)
     (78,847)        (46,922)      (41,023)      (44,615)      (7,248)       (5,363)     (28,801)     (34,017)
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------

 (32,844,362)     17,984,380    (1,184,733)   (9,911,671)   6,649,452    (6,064,836)  (3,674,055)  (3,234,368)
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------

 (38,119,670)     26,100,440    (3,183,462)   (5,521,813)   7,264,867    (6,207,653)  (4,038,165)    (575,742)

  69,919,565      43,819,125    28,287,100    33,808,913    5,086,239    11,293,892   16,643,318   17,219,060
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------
$ 31,799,895    $ 69,919,565  $ 25,103,638  $ 28,287,100  $12,351,106   $ 5,086,239  $12,605,153  $16,643,318
============    ============  ============  ============  ===========   ===========  ===========  ===========

   4,928,250       3,961,436     2,068,855     2,943,714      650,106     1,421,729    1,045,159    1,324,867
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------
  15,900,638      21,069,008    10,902,164    13,058,559    3,574,543     2,871,807    3,085,054    6,098,174
 (18,468,976)    (20,102,194)  (11,050,740)  (13,933,418)  (2,821,061)   (3,643,430)  (3,370,914)  (6,377,882)
------------    ------------  ------------  ------------  -----------   -----------  -----------  -----------
   2,359,912       4,928,250     1,920,279     2,068,855    1,403,588       650,106      759,299    1,045,159
============    ============  ============  ============  ===========   ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A48

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                      SUBACCOUNTS
                                   --------------------------------------------------------------------------------
                                     PROFUND VP RISING RATES
                                           OPPORTUNITY            PROFUND VP NASDAQ-100    PROFUND VP SEMICONDUCTOR
                                   --------------------------  --------------------------  ------------------------
                                    01/01/2011    01/01/2010    01/01/2011    01/01/2010    01/01/2011   01/01/2010
                                        TO            TO            TO            TO            TO           TO
                                    12/31/2011    12/31/2010    12/31/2011    12/31/2010    12/31/2011   12/31/2010
                                   ------------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $   (427,339) $   (562,537) $   (486,739) $   (457,839) $   (40,109) $   (11,531)
  Capital gains distributions
   received.......................            0             0             0             0            0            0
  Realized gain (loss) on shares
   redeemed.......................   (8,077,689)   (7,429,230)      558,065     3,079,213     (121,148)      91,934
  Net change in unrealized gain
   (loss) on investments..........   (2,679,227)      383,455    (2,469,788)     (135,946)    (197,997)    (158,594)
                                   ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (11,184,255)   (7,608,312)   (2,398,462)    2,485,428     (359,254)     (78,191)
                                   ------------  ------------  ------------  ------------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      130,779       470,592       186,209       145,385        9,635       44,613
  Surrenders, withdrawals and
   death benefits.................   (4,149,040)   (4,686,055)   (4,484,472)   (4,256,411)    (405,156)    (554,469)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (6,930,516)   14,146,719    (6,213,870)   (1,344,872)    (259,136)  (4,650,519)
  Withdrawal and other
   charges........................      (23,174)      (33,529)      (30,723)      (37,609)      (1,512)      (1,635)
                                   ------------  ------------  ------------  ------------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (10,971,951)    9,897,727   (10,542,856)   (5,493,507)    (656,169)  (5,162,010)
                                   ------------  ------------  ------------  ------------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (22,156,206)    2,289,415   (12,941,318)   (3,008,079)  (1,015,423)  (5,240,201)

NET ASSETS
  Beginning of period.............   34,706,754    32,417,339    38,550,905    41,558,984    2,546,439    7,786,640
                                   ------------  ------------  ------------  ------------  -----------  -----------
  End of period................... $ 12,550,548  $ 34,706,754  $ 25,609,587  $ 38,550,905  $ 1,531,016  $ 2,546,439
                                   ============  ============  ============  ============  ===========  ===========

  Beginning units.................    8,233,308     6,287,216     4,004,792     5,150,822      387,235    1,312,985
                                   ------------  ------------  ------------  ------------  -----------  -----------
  Units issued....................   25,857,055    42,448,471    20,620,583    28,575,808    2,037,418    2,439,788
  Units redeemed..................  (29,261,794)  (40,502,379)  (21,867,581)  (29,721,838)  (2,178,350)  (3,365,538)
                                   ------------  ------------  ------------  ------------  -----------  -----------
  Ending units....................    4,828,569     8,233,308     2,757,794     4,004,792      246,303      387,235
                                   ============  ============  ============  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A49

                                           SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
   PROFUND VP SMALL-CAP                                      PROFUND VP SHORT
          GROWTH              PROFUND VP SHORT MID-CAP          NASDAQ-100          PROFUND VP SHORT SMALL-CAP
--------------------------    ------------------------  --------------------------  --------------------------
 01/01/2011      01/01/2010    01/01/2011   01/01/2010   01/01/2011    01/01/2010    01/01/2011    01/01/2010
     TO              TO            TO           TO           TO            TO            TO            TO
 12/31/2011      12/31/2010    12/31/2011   12/31/2010   12/31/2011    12/31/2010    12/31/2011    12/31/2010
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------
$   (616,956)   $   (490,320) $   (30,910) $   (74,346) $   (114,153) $   (200,208) $    (68,797) $    (95,099)
      79,703               0            0            0             0             0             0             0
   1,277,013       1,054,206     (516,161)  (1,951,339)   (1,459,462)   (3,594,653)      175,421    (3,342,666)
  (3,863,965)      3,320,779       85,071       11,622       338,385       422,122         1,165       270,816
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------

  (3,124,205)      3,884,665     (462,000)  (2,014,063)   (1,235,230)   (3,372,739)      107,789    (3,166,949)
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------

     473,998         566,501        2,261      123,910        66,308        40,427         2,016        19,033
  (6,213,828)     (4,572,743)    (154,773)    (640,165)     (732,099)   (1,154,192)     (773,452)   (1,258,811)
  (9,965,234)     16,845,537    1,459,940      938,992     3,253,590     1,664,575       869,797       953,411
     (52,598)        (36,281)        (895)      (1,897)      (10,399)      (12,964)       (3,476)       (3,601)
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------

 (15,757,662)     12,803,014    1,306,533      420,840     2,577,400       537,846        94,885      (289,968)
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------

 (18,881,867)     16,687,679      844,533   (1,593,223)    1,342,170    (2,834,893)      202,674    (3,456,917)

  54,220,246      37,532,567    1,769,407    3,362,630     6,670,690     9,505,583     3,927,893     7,384,810
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------
$ 35,338,379    $ 54,220,246  $ 2,613,940  $ 1,769,407  $  8,012,860  $  6,670,690  $  4,130,567  $  3,927,893
============    ============  ===========  ===========  ============  ============  ============  ============

   3,712,325       3,213,302      374,376      518,967     2,018,684     2,233,150       840,511     1,097,749
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------
  10,777,452      12,193,367    4,917,905    5,828,118    33,513,168    33,057,151    14,825,949    19,204,661
 (12,013,404)    (11,694,344)  (4,690,820)  (5,972,709)  (32,749,037)  (33,271,617)  (14,680,112)  (19,461,899)
------------    ------------  -----------  -----------  ------------  ------------  ------------  ------------
   2,476,373       3,712,325      601,461      374,376     2,782,815     2,018,684       986,348       840,511
============    ============  ===========  ===========  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A50

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                    SUBACCOUNTS
                                   -----------------------------------------------------------------------------
                                                                                               PROFUND VP
                                   PROFUND VP SMALL-CAP VALUE   PROFUND VP TECHNOLOGY      TELECOMMUNICATIONS
                                   -------------------------  ------------------------  ------------------------
                                    01/01/2011   01/01/2010    01/01/2011   01/01/2010   01/01/2011   01/01/2010
                                        TO           TO            TO           TO           TO           TO
                                    12/31/2011   12/31/2010    12/31/2011   12/31/2010   12/31/2011   12/31/2010
                                   -----------  ------------  -----------  -----------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (288,549) $   (360,393) $  (156,625) $  (151,275) $   156,315  $   170,074
  Capital gains distributions
   received.......................           0             0            0            0            0            0
  Realized gain (loss) on shares
   redeemed.......................     894,662       128,441      487,215      563,298       37,793      784,278
  Net change in unrealized gain
   (loss) on investments..........  (1,719,831)    1,961,349   (1,217,948)    (512,927)    (740,030)     712,692
                                   -----------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (1,113,718)    1,729,397     (887,358)    (100,904)    (545,922)   1,667,044
                                   -----------  ------------  -----------  -----------  -----------  -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     260,615       964,487       29,834      145,624      447,750      742,378
  Surrenders, withdrawals and
   death benefits.................  (3,263,762)   (4,112,005)  (2,027,366)  (1,544,037)    (893,943)  (1,401,958)
  Net transfers between other
   subaccounts or fixed rate
   option.........................     360,133     8,406,920    2,674,537   (7,403,574)  (5,820,509)   3,907,236
  Withdrawal and other
   charges........................     (25,293)      (29,473)      (5,613)      (6,002)     (27,852)     (22,512)
                                   -----------  ------------  -----------  -----------  -----------  -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (2,668,307)    5,229,929      671,392   (8,807,989)  (6,294,554)   3,225,144
                                   -----------  ------------  -----------  -----------  -----------  -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (3,782,025)    6,959,326     (215,966)  (8,908,893)  (6,840,476)   4,892,188

NET ASSETS
  Beginning of period.............  22,662,562    15,703,236   10,700,360   19,609,253   14,077,393    9,185,205
                                   -----------  ------------  -----------  -----------  -----------  -----------
  End of period................... $18,880,537  $ 22,662,562  $10,484,394  $10,700,360  $ 7,236,917  $14,077,393
                                   ===========  ============  ===========  ===========  ===========  ===========

  Beginning units.................   1,786,699     1,490,849    1,440,130    2,843,365    1,766,778    1,333,082
                                   -----------  ------------  -----------  -----------  -----------  -----------
  Units issued....................   4,298,243    11,681,458    3,154,785    3,537,009    3,949,191    6,375,922
  Units redeemed..................  (4,465,933)  (11,385,608)  (3,185,874)  (4,940,244)  (4,818,538)  (5,942,226)
                                   -----------  ------------  -----------  -----------  -----------  -----------
  Ending units....................   1,619,009     1,786,699    1,409,041    1,440,130      897,431    1,766,778
                                   ===========  ============  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A51

                                          SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------
  PROFUND VP ULTRAMID-CAP     PROFUND VP ULTRANASDAQ-100  PROFUND VP ULTRASMALL-CAP    PROFUND VP UTILITIES
--------------------------    --------------------------  -------------------------  ------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010    01/01/2011   01/01/2010    01/01/2011   01/01/2010
     TO              TO            TO            TO            TO           TO            TO           TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010    12/31/2011   12/31/2010    12/31/2011   12/31/2010
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------

$   (411,761)   $   (468,423) $   (471,031) $   (428,502) $  (192,429) $   (212,002) $   206,188  $   214,873

           0               0             0             0    3,392,923             0            0            0
     492,753       9,919,045     2,094,464     6,990,798   (3,786,147)    4,317,421    2,175,634      697,969
  (3,310,892)      1,433,166    (3,709,191)      872,473   (1,512,701)      744,214    1,400,989       40,108
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------

  (3,229,900)     10,883,788    (2,085,758)    7,434,769   (2,098,354)    4,849,633    3,782,811      952,950
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------


     237,298         275,680       200,834       913,631       98,079       146,641      477,010    1,504,424
  (3,152,680)     (3,938,399)   (3,378,306)   (2,684,765)  (2,031,694)   (1,878,878)  (3,369,923)  (3,003,948)
 (17,681,781)      1,722,379     2,562,108    (3,963,649)  (4,764,293)    3,263,091   10,295,178     (622,957)

     (24,594)        (29,035)      (33,041)      (37,077)      (9,398)      (11,130)     (74,726)     (60,855)
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------

 (20,621,757)     (1,969,375)     (648,405)   (5,771,860)  (6,707,306)    1,519,724    7,327,539   (2,183,336)
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------

 (23,851,657)      8,914,413    (2,734,163)    1,662,909   (8,805,660)    6,369,357   11,110,350   (1,230,386)

  38,605,710      29,691,297    29,712,605    28,049,696   17,476,274    11,106,917   25,613,300   26,843,686
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------
$ 14,754,053    $ 38,605,710  $ 26,978,442  $ 29,712,605  $ 8,670,614  $ 17,476,274  $36,723,650  $25,613,300
============    ============  ============  ============  ===========  ============  ===========  ===========

   2,833,583       3,144,207    17,474,379    22,194,231    1,784,211     1,693,213    2,038,857    2,236,472
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------
   8,653,189      17,088,268    32,067,523    42,658,845    7,282,171    14,763,423    5,699,530    4,252,468
 (10,205,061)    (17,398,892)  (36,067,583)  (47,378,697)  (7,937,950)  (14,672,425)  (5,201,635)  (4,450,083)
------------    ------------  ------------  ------------  -----------  ------------  -----------  -----------
   1,281,711       2,833,583    13,474,319    17,474,379    1,128,432     1,784,211    2,536,752    2,038,857
============    ============  ============  ============  ===========  ============  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A52

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ------------------------------------------------------------------------------
                                   PROFUND VP LARGE-CAP GROWTH PROFUND VP LARGE-CAP VALUE       RYDEX VT NOVA
                                   --------------------------  --------------------------  ----------------------
                                    01/01/2011    01/01/2010    01/01/2011    01/01/2010   01/01/2011  01/01/2010
                                        TO            TO            TO            TO           TO          TO
                                    12/31/2011    12/31/2010    12/31/2011    12/31/2010   12/31/2011  12/31/2010
                                   ------------  ------------  ------------  ------------  ----------  ----------
OPERATIONS
  Net investment income
   (loss)......................... $   (471,625) $   (498,399) $   (189,704) $   (172,329) $  (20,649) $  (20,672)
  Capital gains distributions
   received.......................            0             0             0             0           0           0
  Realized gain (loss) on shares
   redeemed.......................    1,426,884     4,096,343       (58,468)    2,018,841     121,530      54,944
  Net change in unrealized gain
   (loss) on investments..........   (2,077,992)     (751,921)   (1,066,034)      996,911    (128,165)    257,234
                                   ------------  ------------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (1,122,733)    2,846,023    (1,314,206)    2,843,423     (27,284)    291,506
                                   ------------  ------------  ------------  ------------  ----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................      236,026       642,052       190,964       788,717       3,048       1,696
  Surrenders, withdrawals and
   death benefits.................   (4,808,210)   (4,455,300)   (3,941,385)   (4,624,582)   (302,447)   (305,634)
  Net transfers between other
   subaccounts or fixed rate
   option.........................      (61,696)   (8,145,277)   (6,511,643)    3,639,862     (49,429)   (131,026)
  Withdrawal and other
   charges........................      (36,565)      (36,892)      (53,059)      (41,994)     (2,612)     (3,197)
                                   ------------  ------------  ------------  ------------  ----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (4,670,445)  (11,995,417)  (10,315,123)     (237,997)   (351,440)   (438,161)
                                   ------------  ------------  ------------  ------------  ----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (5,793,178)   (9,149,394)  (11,629,329)    2,605,426    (378,724)   (146,655)

NET ASSETS
  Beginning of period.............   33,212,286    42,361,680    30,816,380    28,210,954   1,759,819   1,906,474
                                   ------------  ------------  ------------  ------------  ----------  ----------
  End of period................... $ 27,419,108  $ 33,212,286  $ 19,187,051  $ 30,816,380  $1,381,095  $1,759,819
                                   ============  ============  ============  ============  ==========  ==========

  Beginning units.................    3,155,232     4,505,376     3,322,025     3,399,210     325,867     418,198
                                   ------------  ------------  ------------  ------------  ----------  ----------
  Units issued....................    9,731,384     9,863,412     9,756,594    15,875,349      15,964       9,269
  Units redeemed..................  (10,315,378)  (11,213,556)  (10,971,606)  (15,952,534)    (79,867)   (101,600)
                                   ------------  ------------  ------------  ------------  ----------  ----------
  Ending units....................    2,571,238     3,155,232     2,107,013     3,322,025     261,964     325,867
                                   ============  ============  ============  ============  ==========  ==========

** Date subaccount was no longer available for investment


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A53

                                       SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
                            RYDEX VT INVERSE S&P 500                            INVESCO V.I. FINANCIAL SERVICES
   RYDEX VT NASDAQ-100            STRATEGY           INVESCO V.I. DYNAMICS FUND            FUND
------------------------    -----------------------  -------------------------  ------------------------------
 01/01/2011     01/01/2010  01/01/2011   01/01/2010   01/01/2011    01/01/2010   01/01/2011       01/01/2010
     TO             TO          TO           TO           TO            TO           TO               TO
 12/31/2011     12/31/2010  12/31/2011   12/31/2010  04/29/2011**   12/31/2010  04/29/2011**      12/31/2010
-----------    -----------  ----------   ----------  ------------  -----------  ------------      -----------
$  (135,154)   $  (146,839)  $ (1,854)    $ (2,489)  $   (147,195) $  (366,854) $    (66,629)    $  (294,951)
          0              0          0            0              0            0             0               0
   (354,282)      (892,809)   (11,242)     (12,366)     8,442,589   (3,683,437)    1,681,444       2,888,663
    606,520      2,647,549     (1,618)     (18,020)    (5,273,819)   8,262,078      (638,006)     (1,709,526)
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------

    117,084      1,607,901    (14,714)     (32,875)     3,021,575    4,211,787       976,809         884,186
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------

     35,547         32,388        271            0         78,692      364,564        90,568         401,811
 (1,374,076)    (1,794,029)   (12,677)     (19,554)    (1,515,487)  (4,325,073)     (991,764)     (2,818,766)
   (500,659)      (587,933)      (101)      (1,101)   (26,157,680)     (72,409)  (18,854,667)        239,444
    (20,217)       (22,937)      (213)        (306)        (8,875)     (30,143)       (9,610)        (22,357)
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------

 (1,859,405)    (2,372,511)   (12,720)     (20,961)   (27,603,350)  (4,063,061)  (19,765,473)     (2,199,868)
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------

 (1,742,321)      (764,610)   (27,434)     (53,836)   (24,581,775)     148,726   (18,788,664)     (1,315,682)

 10,506,622     11,271,232    148,618      202,454     24,581,775   24,433,049    18,788,664      20,104,346
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------
$ 8,764,301    $10,506,622   $121,184     $148,618   $          0  $24,581,775  $          0     $18,788,664
===========    ===========   ========     ========   ============  ===========   ============     ===========

  1,398,195      1,752,394     21,649       24,317      2,006,106    2,469,361     2,884,268       3,327,099
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------
     18,784         10,331      1,161        1,731        638,172    1,465,700       631,552       3,128,301
   (259,351)      (364,530)    (3,130)      (4,399)    (2,644,278)  (1,928,955)   (3,515,820)     (3,571,132)
-----------    -----------   --------     --------   ------------  -----------   ------------     -----------
  1,157,628      1,398,195     19,680       21,649              0    2,006,106             0       2,884,268
===========    ===========   ========     ========   ============  ===========   ============     ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A54

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   ----------------------------------------------------------------------------------

                                      INVESCO V.I. GLOBAL                                  WELLS FARGO ADVANTAGE VT
                                        HEALTH CARE FUND      INVESCO V.I. TECHNOLOGY FUND INDEX ASSET ALLOCATION FUND
                                   -------------------------  ---------------------------  --------------------------
                                    01/01/2011   01/01/2010    01/01/2011     01/01/2010    01/01/2011    01/01/2010
                                        TO           TO            TO             TO            TO            TO
                                    12/31/2011   12/31/2010    12/31/2011     12/31/2010    12/31/2011    12/31/2010
                                   -----------  ------------  ------------   -----------   -----------   -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (550,095) $   (615,553) $   (397,339)  $  (450,629)  $   452,076   $   105,751
  Capital gains distributions
   received.......................           0             0             0             0             0             0
  Realized gain (loss) on shares
   redeemed.......................   3,658,253    (4,548,642)    1,402,579       736,220      (152,052)     (153,049)
  Net change in unrealized gain
   (loss) on investments..........  (2,593,125)    6,044,109    (2,740,428)    4,906,721     1,076,027     3,382,442
                                   -----------  ------------  ------------   -----------   -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................     515,033       879,914    (1,735,188)    5,192,312     1,376,051     3,335,144
                                   -----------  ------------  ------------   -----------   -----------   -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     372,169       553,704       278,665       495,718        47,016        27,403
  Surrenders, withdrawals and
   death benefits.................  (4,858,373)   (5,977,652)   (4,800,680)   (4,587,136)   (4,085,439)   (5,191,682)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (2,617,590)   (6,162,237)   (6,745,989)    1,941,605    (1,277,533)     (868,649)
  Withdrawal and other
   charges........................     (45,229)      (52,929)      (41,803)      (47,374)      (21,432)      (21,397)
                                   -----------  ------------  ------------   -----------   -----------   -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (7,149,023)  (11,639,114)  (11,309,807)   (2,197,187)   (5,337,388)   (6,054,325)
                                   -----------  ------------  ------------   -----------   -----------   -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (6,633,990)  (10,759,200)  (13,044,995)    2,995,125    (3,961,337)   (2,719,181)

NET ASSETS
  Beginning of period.............  36,404,809    47,164,009    36,193,342    33,198,217    30,448,509    33,167,690
                                   -----------  ------------  ------------   -----------   -----------   -----------
  End of period................... $29,770,819  $ 36,404,809  $ 23,148,347   $36,193,342   $26,487,172   $30,448,509
                                   ===========  ============  ============   ===========   ===========   ===========

  Beginning units.................   2,704,265     3,695,495     5,380,471     5,997,503     1,250,336     1,524,276
                                   -----------  ------------  ------------   -----------   -----------   -----------
  Units issued....................     930,700     1,668,129       858,831     2,080,815        15,563        20,882
  Units redeemed..................  (1,466,321)   (2,659,359)   (2,444,961)   (2,697,847)     (230,066)     (294,822)
                                   -----------  ------------  ------------   -----------   -----------   -----------
  Ending units....................   2,168,644     2,704,265     3,794,341     5,380,471     1,035,833     1,250,336
                                   ===========  ============  ============   ===========   ===========   ===========


  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A55

                                        SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT
INTERNATIONAL EQUITY     SMALL CAP GROWTH PORTFOLIO WELLS FARGO ADVANTAGE VT  AST FIRST TRUST BALANCED TARGET
PORTFOLIO SHARE CLASS 2       SHARE CLASS 2             TOTAL RETURN BOND                PORTFOLIO
-----------------------  -------------------------  ------------------------  ------------------------------
01/01/2011   01/01/2010  01/01/2011    01/01/2010    01/01/2011   01/01/2010    01/01/2011      01/01/2010
    TO           TO          TO            TO            TO           TO            TO              TO
12/31/2011   12/31/2010  12/31/2011    12/31/2010    12/31/2011   12/31/2010    12/31/2011      12/31/2010
----------   ----------  ----------    ----------   -----------  -----------  --------------  --------------
$ (10,521)   $  (6,547)  $  (27,774)   $  (30,493)  $    71,956  $   128,485  $   (1,906,540) $   (3,705,512)
   35,421            0            0             0       224,894      179,187               0               0
  (99,449)    (220,064)    (127,516)      (89,838)       64,961       52,884     135,287,913     (80,200,312)
  (40,063)     326,026       38,802       606,407         9,552        3,040    (219,845,707)    252,101,536
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------

 (114,612)      99,415     (116,488)      486,076       371,363      363,596     (86,464,334)    168,195,712
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------

      707            0        4,652         4,375         3,926            0      41,004,114     215,139,500
  (80,635)    (121,674)    (286,618)     (371,523)     (968,393)  (1,044,318)    (76,784,712)    (63,100,719)
   (8,500)      19,620     (163,519)      (94,360)     (183,392)    (199,945)   (249,831,734)     45,914,873
     (976)      (1,117)      (2,239)       (2,640)       (4,362)      (3,271)     (8,089,390)     (7,156,156)
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------

  (89,404)    (103,171)    (447,724)     (464,148)   (1,152,221)  (1,247,534)   (293,701,722)    190,797,498
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------

 (204,016)      (3,756)    (564,212)       21,928      (780,858)    (883,938)   (380,166,056)    358,993,210

  883,215      886,971    2,272,659     2,250,731     6,105,356    6,989,294   1,674,835,609   1,315,842,399
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------
$ 679,199    $ 883,215   $1,708,447    $2,272,659   $ 5,324,498  $ 6,105,356  $1,294,669,553  $1,674,835,609
=========    =========    ==========   ==========   ===========  ===========  ==============  ==============
  111,098      126,136      162,110       200,525       361,486      436,701     167,521,127     148,289,660
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------
    4,173       13,611        3,354         7,720        20,852       16,600      76,093,287      91,217,978
  (15,463)     (28,649)     (35,602)      (46,135)      (87,268)     (91,815)   (109,564,899)    (71,986,511)
---------    ---------    ----------   ----------   -----------  -----------  --------------  --------------
   99,808      111,098      129,862       162,110       295,070      361,486     134,049,515     167,521,127
=========    =========    ==========   ==========   ===========  ===========  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A56

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                        SUBACCOUNTS
                                   --------------------------------------------------------------------------------------------
                                       AST FIRST TRUST CAPITAL         AST ADVANCED STRATEGIES     COLUMBIA VARIABLE PORTFOLIO -
                                    APPRECIATION TARGET PORTFOLIO             PORTFOLIO              HIGH INCOME FUND
                                   ------------------------------  ------------------------------  ----------------------------
                                     01/01/2011      01/01/2010      01/01/2011      01/01/2010    01/01/2011     01/01/2010
                                         TO              TO              TO              TO            TO             TO
                                     12/31/2011      12/31/2010      12/31/2011      12/31/2010    12/31/2011     12/31/2010
                                   --------------  --------------  --------------  --------------  ----------     ----------
OPERATIONS
  Net investment income
   (loss)......................... $  (16,277,675) $  (18,733,866) $  (15,556,570) $  (13,090,669)  $ 12,806       $ 19,101
  Capital gains distributions
   received.......................              0               0               0               0          0              0
  Realized gain (loss) on shares
   redeemed.......................    153,093,263     (58,056,620)    153,895,697     (66,395,094)    (7,063)        (5,392)
  Net change in unrealized gain
   (loss) on investments..........   (405,354,217)    384,436,872    (203,458,202)    251,824,553      6,368         14,131
                                   --------------  --------------  --------------  --------------   --------       --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (268,538,629)    307,646,386     (65,119,075)    172,338,790     12,111         27,840
                                   --------------  --------------  --------------  --------------   --------       --------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     81,430,897     308,929,175      49,118,456     194,675,391        170          2,381
  Surrenders, withdrawals and
   death benefits.................    (90,024,349)    (74,298,938)    (82,257,524)    (63,084,349)   (74,891)       (45,868)
  Net transfers between other
   subaccounts or fixed rate
   option.........................   (600,847,846)    111,109,897    (246,941,200)    100,546,444      7,611            (19)
  Withdrawal and other
   charges........................    (13,238,716)    (11,587,609)     (8,801,087)     (7,467,143)      (195)          (236)
                                   --------------  --------------  --------------  --------------   --------       --------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................   (622,680,014)    334,152,525    (288,881,355)    224,670,343    (67,305)       (43,742)
                                   --------------  --------------  --------------  --------------   --------       --------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................   (891,218,643)    641,798,911    (354,000,430)    397,009,133    (55,194)       (15,902)

NET ASSETS
  Beginning of period.............  2,535,431,609   1,893,632,698   1,876,265,527   1,479,256,394    248,104        264,006
                                   --------------  --------------  --------------  --------------   --------       --------
  End of period................... $1,644,212,966  $2,535,431,609  $1,522,265,097  $1,876,265,527   $192,910       $248,104
                                   ==============  ==============  ==============  ==============   ========       ========

  Beginning units.................    259,219,350     227,306,992     171,067,188     151,015,241     19,489         22,985
                                   --------------  --------------  --------------  --------------   --------       --------
  Units issued....................    156,372,086     189,112,747      71,826,623      89,489,266      1,403            189
  Units redeemed..................   (232,355,410)   (157,200,389)   (101,543,885)    (69,437,319)    (6,530)        (3,685)
                                   --------------  --------------  --------------  --------------   --------       --------
  Ending units....................    183,236,026     259,219,350     141,349,926     171,067,188     14,362         19,489
                                   ==============  ==============  ==============  ==============   ========       ========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A57

                                             SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------
  AST INVESTMENT GRADE BOND
          PORTFOLIO                AST BOND PORTFOLIO 2015     AST BOND PORTFOLIO 2018     AST BOND PORTFOLIO 2019
-----------------------------    --------------------------  --------------------------  --------------------------
  01/01/2011        01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010    01/01/2011    01/01/2010
      TO                TO            TO            TO            TO            TO            TO            TO
  12/31/2011        12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010    12/31/2011    12/31/2010
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------
$      728,024    $  49,971,255  $   (533,539) $ (1,898,485) $ (4,970,427) $ (1,220,792) $   (646,358) $ (1,106,774)
   146,683,460      179,099,346    23,301,828     6,153,773    25,314,436     3,888,397    10,926,789     4,953,760
  (137,443,532)     (34,387,084)   (1,845,717)    9,665,322    (1,901,927)    3,393,084    (2,994,493)    3,682,224
    99,694,044      (72,532,397)  (16,634,927)      734,830    14,179,295     6,755,417      (497,901)    2,199,713
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------

   109,661,996      122,151,120     4,287,645    14,655,440    32,621,377    12,816,106     6,788,037     9,728,923
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------

         2,303           76,463         4,817        81,112        20,666             0         6,795         5,009
   (55,968,385)     (43,028,261)  (12,108,139)  (13,921,065)  (24,814,732)   (7,660,634)   (4,739,314)   (6,451,400)
 4,351,802,896     (442,524,149)  (10,815,750)  (55,594,768)  396,111,860   (47,821,172)  (29,725,069)  (17,187,018)
   (19,066,174)      (8,964,774)      (57,461)      (82,956)      (72,438)      (55,478)      (30,978)      (42,966)
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------

 4,276,770,640     (494,440,721)  (22,976,533)  (69,517,677)  371,245,356   (55,537,285)  (34,488,566)  (23,676,375)
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------

 4,386,432,636     (372,289,601)  (18,688,888)  (54,862,237)  403,866,733   (42,721,179)  (27,700,529)  (13,947,452)

   411,628,517      783,918,118   134,079,780   188,942,017    82,239,445   124,960,624    72,975,564    86,923,016
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------
$4,798,061,153    $ 411,628,517  $115,390,892  $134,079,780  $486,106,178  $ 82,239,445  $ 45,275,035  $ 72,975,564
==============    =============  ============  ============  ============  ============  ============  ============

    32,185,486       66,751,457    11,356,464    17,151,120     6,820,750    11,290,166     6,123,557     7,954,737
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------
   933,215,143      418,446,299     4,171,449     6,949,290    54,264,217     6,061,902     2,947,494     8,469,306
  (624,979,780)    (453,012,270)   (6,154,551)  (12,743,946)  (24,477,987)  (10,531,318)   (5,725,701)  (10,300,486)
--------------    -------------  ------------  ------------  ------------  ------------  ------------  ------------
   340,420,849       32,185,486     9,373,362    11,356,464    36,606,980     6,820,750     3,345,350     6,123,557
==============    =============  ============  ============  ============  ============  ============  ============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A58

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                         SUBACCOUNTS
                                   --------------------------------------------------------------------------------------
                                                                                                 FRANKLIN TEMPLETON
                                     AST GLOBAL REAL ESTATE     AST PARAMETRIC EMERGING     VIP FOUNDING FUNDS ALLOCATION
                                           PORTFOLIO            MARKETS EQUITY PORTFOLIO                FUND
                                   -------------------------  ---------------------------  ------------------------------
                                    01/01/2011    01/01/2010    01/01/2011    01/01/2010     01/01/2011      01/01/2010
                                        TO            TO            TO            TO             TO              TO
                                    12/31/2011    12/31/2010    12/31/2011    12/31/2010     12/31/2011      12/31/2010
                                   ------------  -----------  -------------  ------------  --------------  --------------
OPERATIONS
  Net investment income
   (loss)......................... $    243,459  $   (73,975) $  (1,348,297) $ (2,115,777) $  (20,578,305) $    7,626,894
  Capital gains distributions
   received.......................            0            0              0             0               0         102,018
  Realized gain (loss) on shares
   redeemed.......................      806,854    2,575,521      2,714,854    11,006,806      13,257,175      68,504,408
  Net change in unrealized gain
   (loss) on investments..........   (5,427,425)   1,640,999    (44,636,610)   18,004,560     (85,378,105)      6,431,445
                                   ------------  -----------  -------------  ------------  --------------  --------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   (4,377,112)   4,142,545    (43,270,053)   26,895,589     (92,699,235)     82,664,765
                                   ------------  -----------  -------------  ------------  --------------  --------------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................    1,941,073    6,967,520      7,108,976    36,205,132      45,724,207     316,553,891
  Surrenders, withdrawals and
   death benefits.................   (1,384,867)    (963,710)    (7,989,953)   (6,798,584)    (40,937,226)    (29,645,037)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (14,137,691)  11,547,940    (73,737,392)   53,904,502    (317,627,210)    128,176,354
  Withdrawal and other
   charges........................     (229,815)    (169,112)    (1,177,321)   (1,002,498)     (9,087,087)     (7,970,491)
                                   ------------  -----------  -------------  ------------  --------------  --------------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (13,811,300)  17,382,638    (75,795,690)   82,308,552    (321,927,316)    407,114,717
                                   ------------  -----------  -------------  ------------  --------------  --------------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (18,188,412)  21,525,183   (119,065,743)  109,204,141    (414,626,551)    489,779,482

NET ASSETS
  Beginning of period.............   41,194,964   19,669,781    221,082,551   111,878,410   1,338,437,460     848,657,978
                                   ------------  -----------  -------------  ------------  --------------  --------------
  End of period................... $ 23,006,552  $41,194,964  $ 102,016,808  $221,082,551  $  923,810,909  $1,338,437,460
                                   ============  ===========  =============  ============  ==============  ==============

  Beginning units.................    4,177,150    2,357,204     19,650,035    12,029,698     141,667,629      97,787,229
                                   ------------  -----------  -------------  ------------  --------------  --------------
  Units issued....................    3,604,048    4,974,235     16,403,542    23,576,790      84,884,604     119,658,950
  Units redeemed..................   (5,303,902)  (3,154,289)   (24,517,031)  (15,956,453)   (125,291,579)    (75,778,550)
                                   ------------  -----------  -------------  ------------  --------------  --------------
  Ending units....................    2,477,296    4,177,150     11,536,546    19,650,035     101,260,654     141,667,629
                                   ============  ===========  =============  ============  ==============  ==============

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A59

                                          SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------------

                                                           AST JENNISON LARGE-CAP    AST JENNISON LARGE-CAP
  AST BOND PORTFOLIO 2016       AST BOND PORTFOLIO 2020        VALUE PORTFOLIO          GROWTH PORTFOLIO
--------------------------    --------------------------  ------------------------  ------------------------
 01/01/2011      01/01/2010    01/01/2011    01/01/2010    01/01/2011   01/01/2010   01/01/2011   01/01/2010
     TO              TO            TO            TO            TO           TO           TO           TO
 12/31/2011      12/31/2010    12/31/2011    12/31/2010    12/31/2011   12/31/2010   12/31/2011   12/31/2010
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
$   (499,765)   $ (1,731,046) $   (496,905) $ (1,862,984) $  (260,738) $  (177,809) $  (250,037) $  (113,700)
   7,739,883               0     7,085,726             0       75,552       29,736            0            0
  (6,222,627)     10,723,207    (3,403,398)   11,661,111     (228,467)    (150,490)    (557,811)    (231,220)
   1,791,008          48,694     3,813,590    (2,312,288)  (2,618,649)   1,389,826     (701,515)     937,045
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

   2,808,499       9,040,855     6,999,013     7,485,839   (3,032,302)   1,091,263   (1,509,363)     592,125
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

       6,308               0        25,889             0      681,863    4,009,068      619,496    2,781,308
  (5,535,480)     (6,445,855)   (2,956,666)   (4,038,965)  (1,592,139)    (304,751)  (1,154,411)    (455,900)
  64,717,661      16,502,270   (69,386,502)   78,975,099      713,366   11,398,550    5,474,521    5,657,875
     (35,230)        (25,146)      (13,611)      (54,892)    (105,270)     (63,189)     (84,766)     (34,013)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

  59,153,259      10,031,269   (72,330,890)   74,881,242     (302,180)  15,039,678    4,854,840    7,949,270
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------

  61,961,758      19,072,124   (65,331,877)   82,367,081   (3,334,482)  16,130,941    3,345,477    8,541,395

  42,972,287      23,900,163    85,718,320     3,351,239   17,244,708    1,113,767   11,089,598    2,548,203
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
$104,934,045    $ 42,972,287  $ 20,386,443  $ 85,718,320  $13,910,226  $17,244,708  $14,435,075  $11,089,598
============    ============  ============  ============  ===========  ===========  ===========  ===========

   4,241,307       2,553,391     8,913,944       382,049    1,498,334      108,137      985,526      247,640
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
  15,942,703      26,648,574     6,733,579    37,909,809    2,685,196    2,547,866    3,757,287    1,845,502
 (10,524,062)    (24,960,658)  (13,822,104)  (29,377,914)  (2,877,972)  (1,157,669)  (3,448,372)  (1,107,616)
------------    ------------  ------------  ------------  -----------  -----------  -----------  -----------
   9,659,948       4,241,307     1,825,419     8,913,944    1,305,558    1,498,334    1,294,441      985,526
============    ============  ============  ============  ===========  ===========  ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A60

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                     SUBACCOUNTS
                                   -------------------------------------------------------------------------------
                                                                                           WELLS FARGO ADVANTAGE VT
                                                                                            CORE EQUITY PORTFOLIO
                                     AST BOND PORTFOLIO 2017     AST BOND PORTFOLIO 2021        SHARE CLASS 2
                                   --------------------------  --------------------------  -----------------------
                                    01/01/2011    1/4/2010*     01/01/2011    1/4/2010*    01/01/2011   07/16/2010*
                                        TO            TO            TO            TO           TO           TO
                                    12/31/2011    12/31/2010    12/31/2011    12/31/2010   8/26/2011**  12/31/2010
                                   ------------  ------------  ------------  ------------  -----------  -----------
OPERATIONS
  Net investment income
   (loss)......................... $ (3,580,256) $ (1,950,610) $ (5,847,535) $   (700,931) $   (18,112) $  (50,315)
  Capital gains distributions
   received.......................    5,526,234             0             0             0    1,852,472           0
  Realized gain (loss) on shares
   redeemed.......................    1,722,711    11,000,671    28,417,819    (2,338,330)  (1,123,415)     61,525
  Net change in unrealized gain
   (loss) on investments..........   10,398,528    (3,507,574)   30,591,554    (2,816,637)  (1,567,890)  1,567,890
                                   ------------  ------------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................   14,067,217     5,542,487    53,161,838    (5,855,898)    (856,945)  1,579,100
                                   ------------  ------------  ------------  ------------  -----------  ----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................       17,214        30,390         1,229             0        7,408       7,032
  Surrenders, withdrawals and
   death benefits.................  (20,383,928)   (7,259,043)  (19,717,863)   (1,934,004)    (772,417)   (497,845)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  152,920,965   168,486,643   219,939,251   140,759,530   (6,645,428)  7,183,025
  Withdrawal and other
   charges........................      (61,943)      (14,969)     (139,159)         (973)      (2,280)     (1,650)
                                   ------------  ------------  ------------  ------------  -----------  ----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  132,492,308   161,243,021   200,083,458   138,824,553   (7,412,717)  6,690,562
                                   ------------  ------------  ------------  ------------  -----------  ----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  146,559,525   166,785,508   253,245,296   132,968,655   (8,269,662)  8,269,662

NET ASSETS
  Beginning of period.............  166,785,508             0   132,968,655             0    8,269,662           0
                                   ------------  ------------  ------------  ------------  -----------  ----------
  End of period................... $313,345,033  $166,785,508  $386,213,951  $132,968,655  $         0  $8,269,662
                                   ============  ============  ============  ============  ===========  ==========

  Beginning units.................   15,542,168             0    12,100,446             0      696,532           0
                                   ------------  ------------  ------------  ------------  -----------  ----------
  Units issued....................   36,155,261    37,748,260    62,454,686    23,060,642        6,426     747,812
  Units redeemed..................  (24,884,029)  (22,206,092)  (44,638,567)  (10,960,196)    (702,958)    (51,280)
                                   ------------  ------------  ------------  ------------  -----------  ----------
  Ending units....................   26,813,400    15,542,168    29,916,565    12,100,446            0     696,532
                                   ============  ============  ============  ============  ===========  ==========

*  Date subaccount became available for investment

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A61

                                      SUBACCOUNTS (CONTINUED)
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT    WELLS FARGO ADVANTAGE VT WELLS FARGO ADVANTAGE VT  WELLS FARGO ADVANTAGE VT
INTRINSIC VALUE PORTFOLIO   OMEGA GROWTH PORTFOLIO   SMALL CAP VALUE PORTFOLIO  OMEGA GROWTH PORTFOLIO
      SHARE CLASS 2              SHARE CLASS 2            SHARE CLASS 1              SHARE CLASS 1
------------------------    ----------------------   ------------------------  ------------------------
 01/01/2011    07/16/2010*  01/01/2011   07/16/2010* 01/01/2011   07/16/2010*   01/01/2011  07/16/2010*
     TO            TO           TO           TO          TO           TO            TO          TO
 12/31/2011    12/31/2010   12/31/2011   12/31/2010  12/31/2011   12/31/2010    12/31/2011  12/31/2010
-----------    -----------  ----------   ----------- ----------   -----------  -----------  -----------
$  (183,921)   $  (122,473) $  (45,721)  $  (21,296) $   (8,653)  $  (12,089)  $  (421,071) $  (161,208)
          0              0      27,593            0           0            0       246,098            0
  1,427,511        135,497     151,754       26,711      56,056       37,348     1,925,273      376,917
 (1,908,275)     2,659,990    (333,286)     750,114    (196,194)     345,492    (4,286,984)   4,936,570
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------

   (664,685)     2,673,014    (199,660)     755,529    (148,791)     370,751    (2,536,684)   5,152,279
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------

    153,816        160,708       4,046            0       4,280            0       188,373       83,533
 (2,794,251)    (1,598,308)   (498,189)    (237,360)   (265,006)    (286,373)   (3,988,943)  (1,630,635)
 (1,358,273)    17,693,218     (95,509)   3,031,713     (72,735)   1,813,966     4,177,813   20,924,231
    (12,471)        (6,353)     (3,030)        (851)     (5,423)      (2,801)      (29,636)     (17,440)
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------

 (4,011,179)    16,249,265    (592,682)   2,793,502    (338,884)   1,524,793       347,607   19,359,689
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------

 (4,675,864)    18,922,279    (792,342)   3,549,031    (487,675)   1,895,544    (2,189,077)  24,511,968

 18,922,279              0   3,549,031            0   1,895,544            0    24,511,968            0
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------
$14,246,415    $18,922,279  $2,756,689   $3,549,031  $1,407,869   $1,895,544   $22,322,891  $24,511,968
===========    ===========  ==========   ==========  ==========   ==========   ===========  ===========

  1,674,773              0     290,415            0     160,403            0     1,861,068            0
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------
    689,162      2,014,272      15,930      316,656       5,437      195,379     1,133,454    2,433,035
 (1,036,599)      (339,499)    (64,126)     (26,241)    (35,841)     (34,976)   (1,233,987)    (571,967)
-----------    -----------  ----------   ----------  ----------   ----------   -----------  -----------
  1,327,336      1,674,773     242,219      290,415     129,999      160,403     1,760,535    1,861,068
===========    ===========  ==========   ==========  ==========   ==========   ===========  ===========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A62

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                    SUBACCOUNTS
                                   --------------------------------------------------------------------------------
                                   WELLS FARGO ADVANTAGE VT   WELLS FARGO ADVANTAGE VT  WELLS FARGO ADVANTAGE VT
                                   SMALL CAP GROWTH PORTFOLIO  CORE EQUITY PORTFOLIO   INTERNATIONAL EQUITY PORTFOLIO
                                         SHARE CLASS 1             SHARE CLASS 1             SHARE CLASS 1
                                   ------------------------   -----------------------  -----------------------------
                                    01/01/2011   07/16/2010*   01/01/2011  07/16/2010*  01/01/2011     07/16/2010*
                                        TO           TO            TO          TO           TO             TO
                                    12/31/2011   12/31/2010   08/26/2011** 12/31/2010   12/31/2011     12/31/2010
                                   -----------   -----------  ------------ -----------  ------------   -----------
OPERATIONS
  Net investment income
   (loss)......................... $  (311,080)  $  (158,144) $     7,725  $  (29,023) $   (287,236)   $  (244,696)
  Capital gains distributions
   received.......................           0             0    1,118,730           0     1,314,994              0
  Realized gain (loss) on shares
   redeemed.......................   1,819,750       260,678     (772,372)     51,921     1,214,815        566,048
  Net change in unrealized gain
   (loss) on investments..........  (3,056,076)    5,187,237     (892,095)    892,095    (6,610,830)     5,926,186
                                   -----------   -----------  -----------  ----------   ------------    -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   OPERATIONS.....................  (1,547,406)    5,289,771     (538,012)    914,993    (4,368,257)     6,247,538
                                   -----------   -----------  -----------  ----------   ------------    -----------

CONTRACT OWNER
   TRANSACTIONS
  Contract owner net
   payments.......................     155,542       152,986        5,511       2,614       379,823        369,302
  Surrenders, withdrawals and
   death benefits.................  (2,846,268)   (1,770,631)    (573,055)   (356,992)   (4,380,426)    (1,931,173)
  Net transfers between other
   subaccounts or fixed rate
   option.........................  (4,860,026)   20,768,295   (3,644,906)  4,202,428    (3,432,213)    29,757,997
  Withdrawal and other
   charges........................     (22,714)      (14,959)      (6,656)     (5,925)      (38,142)       (19,491)
                                   -----------   -----------  -----------  ----------   ------------    -----------

NET INCREASE (DECREASE)
   IN NET ASSETS
   RESULTING FROM
   CONTRACT OWNER
   TRANSACTIONS...................  (7,573,466)   19,135,691   (4,219,106)  3,842,125    (7,470,958)    28,176,635
                                   -----------   -----------  -----------  ----------   ------------    -----------

TOTAL INCREASE
   (DECREASE) IN NET
   ASSETS.........................  (9,120,872)   24,425,462   (4,757,118)  4,757,118   (11,839,215)    34,424,173

NET ASSETS
  Beginning of period.............  24,425,462             0    4,757,118           0    34,424,173              0
                                   -----------   -----------  -----------  ----------   ------------    -----------
  End of period................... $15,304,590   $24,425,462  $         0  $4,757,118  $ 22,584,958    $34,424,173
                                   ===========   ===========  ===========  ==========   ============    ===========

  Beginning units.................   1,993,460             0      324,056           0     2,222,067              0
                                   -----------   -----------  -----------  ----------   ------------    -----------
  Units issued....................     542,427     2,564,155       44,291     360,477       557,572      2,753,216
  Units redeemed..................  (1,209,930)     (570,695)    (368,347)    (36,421)   (1,084,031)      (531,149)
                                   -----------   -----------  -----------  ----------   ------------    -----------
  Ending units....................   1,325,957     1,993,460            0     324,056     1,695,608      2,222,067
                                   ===========   ===========  ===========  ==========   ============    ===========

*  Date subaccount became available for investment

** Date subaccount was no longer available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A63

                                      SUBACCOUNTS (CONTINUED)
--------------------------------------------------------------------------------------------------
                                                                                       COLUMBIA
                                                     INVESCO V.I.                 VARIABLE PORTFOLIO
                                     AST BLACKROCK     CAPITAL     INVESCO V.I.     SHORT DURATION
   AST BOND      AST QUANTITATIVE  GLOBAL STRATEGIES DEVELOPMENT  DIVIDEND GROWTH   US GOVERNMENT
PORTFOLIO 2022  MODELING PORTFOLIO     PORTFOLIO         FUND          FUND              FUND
--------------  ------------------ ----------------- ------------ --------------- ------------------
 01/03/2011*       04/29/2011*        04/29/2011*    04/29/2011*    04/29/2011*      04/29/2011*
      TO                TO                TO              TO            TO                TO
  12/31/2011        12/31/2011        12/31/2011      12/31/2011    12/31/2011        12/31/2011
--------------  ------------------ ----------------- ------------ --------------- ------------------
 $ (1,418,001)      $  (23,186)       $  (471,269)   $  (202,714)   $  (139,459)      $   (8,617)
            0                0                  0              0              0                0
    5,670,020          (42,519)        (2,124,836)    (2,006,075)      (588,932)             790
    6,796,908         (112,190)          (572,766)    (2,737,831)      (775,850)          11,836
 ------------       ----------        -----------    -----------    -----------       ----------

   11,048,927         (177,895)        (3,168,871)    (4,946,620)    (1,504,241)           4,009
 ------------       ----------        -----------    -----------    -----------       ----------

        5,458            5,540            838,728         98,771        122,331           11,029
   (3,178,681)        (101,041)        (1,000,299)    (2,432,941)    (1,548,064)         (30,525)
  224,310,127        3,852,694         59,156,542     21,255,570     15,325,155        1,252,277
       (5,300)            (524)          (144,245)       (15,541)       (10,307)            (836)
 ------------       ----------        -----------    -----------    -----------       ----------

  221,131,604        3,756,669         58,850,726     18,905,859     13,889,115        1,231,945
 ------------       ----------        -----------    -----------    -----------       ----------

  232,180,531        3,578,774         55,681,855     13,959,239     12,384,874        1,235,954

            0                0                  0              0              0                0
 ------------       ----------        -----------    -----------    -----------       ----------
 $232,180,531       $3,578,774        $55,681,855    $13,959,239    $12,384,874       $1,235,954
 ============       ==========        ===========    ===========    ===========       ==========

            0                0                  0              0              0                0
 ------------       ----------        -----------    -----------    -----------       ----------
   28,806,518          458,117         10,599,829      3,528,203      2,311,893          135,176
   (9,439,920)         (56,113)        (4,518,993)    (1,821,309)      (954,868)         (11,930)
 ------------       ----------        -----------    -----------    -----------       ----------
   19,366,598          402,004          6,080,836      1,706,894      1,357,025          123,246
 ============       ==========        ===========    ===========    ===========       ==========

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A64

                            FINANCIAL STATEMENTS OF
 PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B ("VARIABLE
                                  ACCOUNT B")

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2011 and 2010

                                                                            SUBACCOUNTS
                                               ---------------------------------------------------------------------
                                                COLUMBIA    WELLS FARGO    WELLS FARGO                  AST NEUBERGER
                                                VARIABLE    ADVANTAGE VT   ADVANTAGE VT  AST PRUDENTIAL    BERMAN
                                               PORTFOLIO -  OPPORTUNITY    OPPORTUNITY     CORE BOND      CORE BOND
                                               GROWTH FUND FUND - CLASS 1 FUND - CLASS 2   PORTFOLIO      PORTFOLIO
                                               ----------- -------------- -------------- -------------- -------------
                                               04/29/2011*  08/26/2011*    08/26/2011*    10/31/2011*    10/31/2011*
                                                   TO            TO             TO             TO            TO
                                               12/31/2011    12/31/2011     12/31/2011     12/31/2011    12/31/2011
                                               ----------- -------------- -------------- -------------- -------------
OPERATIONS
  Net investment income (loss)................ $  (30,454)   $  (18,221)    $  (31,998)   $   (18,804)   $  (15,888)
  Capital gains distributions received........          0             0              0              0             0
  Realized gain (loss) on shares redeemed.....    (47,281)        7,623         16,054           (275)       (7,240)
  Net change in unrealized gain (loss) on
   investments................................   (577,708)      180,011        321,696        102,770        51,501
                                               ----------    ----------     ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM
   OPERATIONS.................................   (655,443)      169,413        305,752         83,691        28,373
                                               ----------    ----------     ----------    -----------    ----------

CONTRACT OWNER TRANSACTIONS
  Contract owner net payments.................      5,056         6,361          3,053          8,634       509,478
  Surrenders, withdrawals and death
   benefits...................................   (328,150)     (190,611)      (325,021)       (95,808)      (60,125)
  Net transfers between other subaccounts or
   fixed rate option..........................  5,143,351     3,586,809      6,502,422     16,153,810     7,627,012
  Withdrawal and other charges................     (4,772)       (3,757)        (1,079)        (4,346)       (9,105)
                                               ----------    ----------     ----------    -----------    ----------

NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM CONTRACT
   OWNER TRANSACTIONS.........................  4,815,485     3,398,802      6,179,375     16,062,290     8,067,260
                                               ----------    ----------     ----------    -----------    ----------

TOTAL INCREASE (DECREASE) IN NET
   ASSETS.....................................  4,160,042     3,568,215      6,485,127     16,145,981     8,095,633

NET ASSETS
  Beginning of period.........................          0             0              0              0             0
                                               ----------    ----------     ----------    -----------    ----------
  End of period............................... $4,160,042    $3,568,215     $6,485,127    $16,145,981    $8,095,633
                                               ==========    ==========     ==========    ===========    ==========

  Beginning units.............................          0             0              0              0             0
                                               ----------    ----------     ----------    -----------    ----------
  Units issued................................    531,387       394,802        651,292      1,697,367     1,057,037
  Units redeemed..............................    (56,157)      (61,779)       (45,338)       (93,758)     (253,113)
                                               ----------    ----------     ----------    -----------    ----------
  Ending units................................    475,230       333,023        605,954      1,603,609       803,924
                                               ==========    ==========     ==========    ===========    ==========

*  Date subaccount became available for investment

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                      A65

                       NOTES TO FINANCIAL STATEMENTS OF
      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                            ("VARIABLE ACCOUNT B")
                               DECEMBER 31, 2011

NOTE 1: GENERAL

        Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as the "Separate Account", is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Prudential Annuities Life Assurance Corporation ("Prudential Annuities" or the "Company"), which became a majority owned subsidiary of Prudential Financial, Inc. on May 1, 2003, commenced operations of the Separate Account, pursuant to Connecticut law on November 25, 1987. Under (S)38a-433 of the Connecticut General Statutes, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Prudential Annuities. However, the Separate Account's obligations, including insurance benefits related to the annuities, are the obligations of Prudential Annuities.

        The Separate Account is used as a funding vehicle for several flexible premium deferred variable annuity contracts, as well as two immediate variable annuities issued by Prudential Annuities. The following is a list of each variable annuity product funded through the Separate Account.

 LifeVest Personal Security Annuity     Imperium
  ("PSA")                               Advanced Series XTra Credit
 Alliance Capital Navigator ("ACN")      FOUR ("XTtra Credit FOUR")
 Advanced Series Advisor Plan ("ASAP")  Advanced Series XTra Credit FOUR
 Advanced Series Advisor Plan II         Premier ("XTra Credit FOUR Premier")
  ("ASAP II")                           Advanced Series XTra Credit SIX
 Harvester Variable Annuity              ("XTra Credit SIX")
  ("Harvester Variable Annuity")        Advanced Series XTra Credit
 Advanced Series Advisor Plan II         EIGHT ("XTra Credit EIGHT")
  Premier ("ASAP II Premier")           Advanced Series Protector ("AS
 Advanced Series Advisor Plan III        Protector")
  ("ASAP III")                          Wells Fargo Stagecoach Variable
 Advanced Series Apex ("Apex")           Annuity ("Stagecoach")
 Wells Fargo Stagecoach Apex            Wells Fargo Stagecoach Variable
 Advanced Series Apex II ("Apex II")     Annuity Plus ("Stagecoach VA+")
 Advanced Series LifeVest ("ASL")       Advanced Series Advisors Choice
 Wells Fargo Stagecoach Variable         ("Choice")
  Annuity Flex ("Stagecoach Flex")      Advanced Series Advisors Choice
 Advanced Series LifeVest Premier        2000 ("Choice 2000")
  ("ASL Premier")                       Advanced Series Impact ("AS Impact")
 Advanced Series LifeVest II ("ASL II") Defined Investments Annuity
 Advanced Series LifeVest II Premier    Galaxy Variable Annuity III ("Galaxy
  (ASL II Premier")                      III")
 Advanced Series XTra Credit ("XTra     Advanced Series Advisors Income
  Credit")                               Annuity ("ASAIA")
 Stagecoach Apex II                     Advanced Series Variable Immediate
 Stagecoach ASAP III                     Annuity ("ASVIA")
 Stagecoach XTra Credit SIX             Advanced Series Optimum
 Wells Fargo Stagecoach Extra           Advanced Series Optimum Plus
  Credit ("Stagecoach Extra Credit")    Advanced Series Optimum Four
 Harvester XTra Credit ("Harvester      Advanced Series Optimum Extra
  XTra Credit")                         Advanced Series Cornerstone
 Advanced Series XTra Credit
  Premier ("XTra Credit Premier")
 Emerald Choice

        The Annuities named above may be used as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for "non-qualified" investments. When an Annuity is purchased as a "qualified" investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.

                                      A66

        The Separate Account consists of one hundred and forty subaccounts, each of which invests in either a corresponding portfolio of The Prudential Series Fund, Advanced Series Trust, (collectively the "Series Funds") or one of the non-Prudential administered funds (collectively, the "Portfolios"). Certain subaccounts are available with only certain variable annuities offered through the Separate Account.

        The name of each Portfolio and the corresponding subaccount name are as follows:
ACCESS VP High Yield Fund
AST Academic Strategies Asset Allocation Portfolio
AST Advanced Strategies Portfolio
AST T. Rowe Price Equity Income Portfolio
AST American Century Income & Growth Portfolio
AST Balanced Asset Allocation Portfolio
AST BlackRock Global Strategies Portfolio
AST BlackRock Value Portfolio (formerly AST Value Portfolio)
AST Bond Portfolio 2015
AST Bond Portfolio 2016
AST Bond Portfolio 2017
AST Bond Portfolio 2018
AST Bond Portfolio 2019
AST Bond Portfolio 2020
AST Bond Portfolio 2021
AST Bond Portfolio 2022
AST Capital Growth Asset Allocation Portfolio
AST CLS Growth Asset Allocation Portfolio
AST CLS Moderate Asset Allocation Portfolio
AST Cohen & Steers Realty Portfolio
AST Federated Aggressive Growth Portfolio (merged from AST Neuberger Berman
 Small-Cap Growth Portfolio)
AST FI Pyramis(R) Asset Allocation Portfolio
AST First Trust Balanced Target Portfolio
AST First Trust Capital Appreciation Target Portfolio
AST Global Real Estate Portfolio
AST Goldman Sachs Concentrated Growth Portfolio
AST Goldman Sachs Large-Cap Value Portfolio (formerly AST AllianceBernstein
 Growth & Income Portfolio)
AST Goldman Sachs Mid-Cap Growth Portfolio
AST Goldman Sachs Small-Cap Value Portfolio
AST High Yield Portfolio
AST Horizon Growth Asset Allocation Portfolio
AST Horizon Moderate Asset Allocation Portfolio
AST International Growth Portfolio
AST International Value Portfolio
AST Investment Grade Bond Portfolio
AST J.P. Morgan Strategic Opportunities Portfolio
AST Jennison Large-Cap Growth Portfolio
AST Jennison Large-Cap Value Portfolio
AST JPMorgan International Equity Portfolio
AST Large-Cap Value Portfolio
AST Lord Abbett Core Fixed Income Portfolio (formerly AST Lord Abbett
 Bond-Debenture Portfolio)
AST Marsico Capital Growth Portfolio
AST MFS Global Equity Portfolio
AST MFS Growth Portfolio
AST Mid-Cap Value Portfolio
AST Money Market Portfolio
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
AST Neuberger Berman Core Bond Portfolio
AST Neuberger Berman Mid-Cap Growth Portfolio
AST Neuberger Berman Small-Cap Growth Portfolio (merged to AST Federated
 Aggressive Growth Portfolio)*
AST Parametric Emerging Markets Equity Portfolio
AST PIMCO Limited Maturity Bond Portfolio
AST PIMCO Total Return Bond Portfolio
AST Preservation Asset Allocation Portfolio
AST Prudential Core Bond Portfolio
AST QMA US Equity Alpha Portfolio
AST Quantitative Modeling Portfolio
AST Schroders Multi-Asset World Strategies Portfolio
AST Small-Cap Growth Portfolio
AST Small-Cap Value Portfolio
AST T. Rowe Price Asset Allocation Portfolio
AST T. Rowe Price Global Bond Portfolio
AST T. Rowe Price Large-Cap Growth Portfolio
AST T. Rowe Price Natural Resources Portfolio
AST Wellington Management Hedged Equity Portfolio (formerly AST Aggressive
 Asset Allocation Portfolio)
AST Western Asset Core Plus Bond Portfolio
Columbia Federal Securities Fund, VS (merged to Columbia Variable Portfolio
 Short Duration US Government Fund)*
Columbia Large Cap Growth Fund, VS (merged to Columbia Variable Portfolio -
 Growth Fund)*
Columbia Variable Portfolio - Asset Allocation Fund
Columbia Variable Portfolio - Growth Fund (merged from Columbia Large Cap
 Growth Fund, VS)
Columbia Variable Portfolio - High Income Fund
Columbia Variable Portfolio - Money Market Fund
Columbia Variable Portfolio - Small Company Growth Fund
Columbia Variable Portfolio Short Duration US Government Fund (merged from
 Columbia Federal Securities Fund, VS)
Davis Value Portfolio
First Trust Target Focus Four Portfolio
Franklin Templeton VIP Founding Funds Allocation Fund
Global Dividend Target 15 Portfolio
Invesco V.I. Capital Development Fund (merged from Invesco V.I. Dynamics Fund) Invesco V.I. Dividend Growth Fund (merged from Invesco V.I. Financial Services
 Fund)
Invesco V.I. Dynamics Fund (merged to Invesco V.I. Capital Development Fund)* Invesco V.I. Financial Services Fund (merged to Invesco V.I. Dividend Growth
 Fund)*
Invesco V.I. Global Health Care Fund
Invesco V.I. Technology Fund

                                      A67

NASDAQ Target 15 Portfolio
NVIT Developing Markets Fund
ProFund VP Asia 30
ProFund VP Banks
ProFund VP Basic Materials
ProFund VP Bear
ProFund VP Biotechnology
ProFund VP Bull
ProFund VP Consumer Goods Portfolio
ProFund VP Consumer Services
ProFund VP Europe 30
ProFund VP Financials
ProFund VP Health Care
ProFund VP Industrials
ProFund VP Internet
ProFund VP Japan
ProFund VP Large-Cap Growth
ProFund VP Large-Cap Value
ProFund VP Mid-Cap Growth
ProFund VP Mid-Cap Value
ProFund VP NASDAQ-100
ProFund VP Oil & Gas
ProFund VP Pharmaceuticals
ProFund VP Precious Metals
ProFund VP Real Estate
ProFund VP Rising Rates Opportunity
ProFund VP Semiconductor
ProFund VP Short Mid-Cap
ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap
ProFund VP Small-Cap Growth
ProFund VP Small-Cap Value
ProFund VP Technology
ProFund VP Telecommunications
ProFund VP U.S. Government Plus
ProFund VP UltraBull
ProFund VP UltraMid-Cap
ProFund VP UltraNASDAQ-100
ProFund VP UltraSmall-Cap
ProFund VP Utilities
Prudential SP International Growth Portfolio
Rydex VT Inverse S&P 500 Strategy
Rydex VT NASDAQ-100
Rydex VT Nova
S&P Target 24 Portfolio
Target Managed VIP Portfolio
The DOW DART 10 Portfolio
The DOW Target Dividend Portfolio
Value Line Target 25 Portfolio
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1 (merged to Wells
 Fargo Advantage VT Opportunity Fund - Class 1)*
Wells Fargo Advantage VT Core Equity Portfolio Share Class 2 (merged to Wells
 Fargo Advantage VT Opportunity Fund - Class 2)*
Wells Fargo Advantage VT Index Asset Allocation Fund
Wells Fargo Advantage VT International Equity Portfolio Share Class 1
Wells Fargo Advantage VT International Equity Portfolio Share Class 2
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2
Wells Fargo Advantage VT Opportunity Fund - Class 1 (merged from Wells Fargo
 Advantage VT Core Equity Portfolio Share Class 1)
Wells Fargo Advantage VT Opportunity Fund - Class 2 (merged from Wells Fargo
 Advantage VT Core Equity Portfolio Share Class 2)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1
Wells Fargo Advantage VT Total Return Bond
        --------
        *  Subaccount no longer available for investment as of December 31, 2011

        The Series Funds are diversified open-ended management investment companies, and each portfolio of the Series Fund is managed by affiliates of Prudential. Each of the variable investment options of the Account indirectly bears exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Series Funds and externally managed portfolios. Additional information on these subaccounts is available upon request to the appropriate companies.

        The following table sets forth the dates at which mergers took place in the account along with relevant information pertaining to each merger. The transfer from the old subaccounts to the new subaccounts are reflected in the Statement of Changes in Net Assets for the year ended December 31, 2011 as net transfers between subaccounts. The transfer occurred as follows:

                                  REMOVED PORTFOLIO SURVIVING PORTFOLIO
       APRIL 29, 2011             ----------------- --------------------
                                    INVESCO V.I.    INVESCO V.I. CAPITAL
                                   DYNAMICS FUND*     DEVELOPMENT FUND
                                  ----------------- --------------------
       Shares....................      1,574,853          2,055,461
       Net asset value per share.    $     19.73        $     15.12
       Net assets before merger..    $31,071,857        $     6,716
       Net assets after merger...    $         0        $31,078,573

                                      A68

                                REMOVED PORTFOLIO      SURVIVING PORTFOLIO
   APRIL 29, 2011             ---------------------- -----------------------
                              INVESCO V.I. FINANCIAL  INVESCO V.I DIVIDEND
                                  SERVICES FUND            GROWTH FUND
                              ---------------------- -----------------------
   Shares....................         2,975,535              1,163,999
   Net asset value per share.      $       5.95           $      15.21
   Net assets before merger..      $ 17,704,430           $          0
   Net assets after merger...      $          0           $ 17,704,430

                                                        COLUMBIA VARIABLE
                                                        PORTFOLIO - SHORT
                                 COLUMBIA FEDERAL          DURATION US
                               SECURITIES FUND, VS       GOVERNMENT FUND
                              ---------------------- -----------------------
   Shares....................           134,619                128,153
   Net asset value per share.      $       9.76           $      10.33
   Net assets before merger..      $  1,313,881           $      9,941
   Net assets after merger...      $          0           $  1,323,822

                                COLUMBIA LARGE CAP      COLUMBIA VARIABLE
                                 GROWTH FUND, VS     PORTFOLIO - GROWTH FUND
                              ---------------------- -----------------------
   Shares....................           165,832                704,511
   Net asset value per share.      $      31.99           $       7.53
   Net assets before merger..      $  5,304,966           $          0
   Net assets after merger...      $          0           $  5,304,966

                                  AST NEUBERGER           AST FEDERATED
                                 BERMAN SMALL-CAP       AGGRESSIVE GROWTH
                                 GROWTH PORTFOLIO           PORTFOLIO
                              ---------------------- -----------------------
   Shares....................        12,522,766             41,402,515
   Net asset value per share.      $      10.24           $      10.01
   Net assets before merger..      $128,233,123           $286,206,048
   Net assets after merger...      $          0           $414,439,171

                                REMOVED PORTFOLIO      SURVIVING PORTFOLIO
   AUGUST 26, 2011            ---------------------- -----------------------
                                   WELLS FARGO
                                ADVANTAGE VT CORE     WELLS FARGO ADVANTAGE
                                 EQUITY PORTFOLIO        VT OPPORTUNITY
                                  SHARE CLASS 1          FUND - CLASS 1
                              ---------------------- -----------------------
   Shares....................           314,328                241,265
   Net asset value per share.      $      12.68           $      16.52
   Net assets before merger..      $  3,985,958           $          0
   Net assets after merger...      $          0           $  3,985,958

                                   WELLS FARGO
                                ADVANTAGE VT CORE     WELLS FARGO ADVANTAGE
                                 EQUITY PORTFOLIO        VT OPPORTUNITY
                                  SHARE CLASS 2          FUND - CLASS 2
                              ---------------------- -----------------------
   Shares....................           521,348                398,830
   Net asset value per share.      $      12.64           $      16.52
   Net assets before merger..      $  6,589,108           $          0
   Net assets after merger...      $          0           $  6,589,108

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

        The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

        Investments--The investments in shares of the portfolios are stated at the net asset value of the respective portfolios, which is obtained from the custodian and is based on the fair value of the underlying securities in the respective portfolios. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable subaccount.


                                      A69

        Security Transactions--Realized gains and losses on security transactions are determined based upon an average cost of the investment sold. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

        Dividend Income and Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the portfolios and are recorded on the ex-distribution date.

        FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

        In May 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance regarding the fair value measurements and disclosure requirements. The updated guidance clarifies existing guidance related to the application of fair value measurement methods and requires expanded disclosures. This new guidance is effective for the first interim or annual reporting period beginning after December 15, 2011 and should be applied prospectively. The Account expects this guidance to have an impact on its financial statement disclosures but limited, if any, impact on the Account's financial position or results of operations.

NOTE 3: FAIR VALUE

        Fair Value Measurement--Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

        The levels of the fair value hierarchy are as follows:

        Level 1--Fair value is based on unadjusted quoted prices in active markets that are accessible to the Account for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices,
        (iii) price quotes not varying substantially among market makers,
        (iv) narrow bid/ask spreads and (v) most information publicly available. Investments which have a net asset value which is readily available to the public are classified as Level 1.

        Level 2--Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset, either directly or indirectly, for substantially the full term of the asset through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. Investments which have a net asset value which is only available to institutional clients are classified as Level 2.

        Level 3--Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Account assumptions about the inputs market participants would use in pricing the asset or liability. As of December 31, 2011, the Account did not have any Level 3 assets or liabilities.

        As of December 31, 2011, all funds have been classified as Level 1 with the exception of proprietary funds, consisting of "Series Funds", and any non-proprietary funds not available for public investment, which are classified as Level 2. The Level 2 fund balances of assets

                                      A70
        and liabilities measured at fair value on a recurring basis, as of December 31, 2011, are presented below.

Proprietary Funds ("Series Funds").................................... $40,724,739,141
Davis Value Portfolio................................................. $     1,191,039
Columbia Variable Portfolio - Asset Allocation Fund................... $     5,413,888
Columbia Variable Portfolio - Money Market Fund....................... $     1,182,161
Columbia Variable Portfolio - Small Company Growth Fund............... $       387,511
Columbia Variable Portfolio - High Income Fund........................ $       192,910
NVIT Developing Markets Fund.......................................... $    75,241,411
ProFund VP Asia 30.................................................... $    21,250,077
ProFund VP Banks...................................................... $     2,310,369
ProFund VP Bear....................................................... $    18,223,594
ProFund VP Biotechnology.............................................. $     4,770,149
ProFund VP Basic Materials............................................ $    17,075,313
ProFund VP UltraBull.................................................. $    10,989,716
ProFund VP Bull....................................................... $    61,306,438
ProFund VP Consumer Services.......................................... $     8,369,405
ProFund VP Consumer Goods Portfolio................................... $    16,035,810
ProFund VP Oil & Gas.................................................. $    43,737,050
ProFund VP Europe 30.................................................. $    11,041,822
ProFund VP Financials................................................. $    10,763,551
ProFund VP U.S. Government Plus....................................... $    42,389,850
ProFund VP Health Care................................................ $    17,794,035
ACCESS VP High Yield Fund............................................. $    41,868,446
ProFund VP Industrials................................................ $     9,130,008
ProFund VP Internet................................................... $     4,212,718
ProFund VP Japan...................................................... $     4,799,884
ProFund VP Precious Metals............................................ $    75,280,954
ProFund VP Mid-Cap Growth............................................. $    31,799,895
ProFund VP Mid-Cap Value.............................................. $    25,103,638
ProFund VP Pharmaceuticals............................................ $    12,351,106
ProFund VP Real Estate................................................ $    12,605,153
ProFund VP Rising Rates Opportunity................................... $    12,550,548
ProFund VP NASDAQ-100................................................. $    25,609,587
ProFund VP Semiconductor.............................................. $     1,531,016
ProFund VP Small-Cap Growth........................................... $    35,338,379
ProFund VP Short Mid Cap.............................................. $     2,613,940
ProFund VP Short NASDAQ-100........................................... $     8,012,860
ProFund VP Short Small-Cap............................................ $     4,130,567
ProFund VP Small-Cap Value............................................ $    18,880,537
ProFund VP Technology................................................. $    10,484,394
ProFund VP Telecommunications......................................... $     7,236,917
ProFund VP UltraMid-Cap............................................... $    14,754,053
ProFund VP UltraNASDAQ-100............................................ $    26,978,442
ProFund VP UltraSmall-Cap............................................. $     8,670,614
ProFund VP Utilities.................................................. $    36,723,650
ProFund VP Large-Cap Growth........................................... $    27,419,108
ProFund VP Large-Cap Value............................................ $    19,187,051
Columbia Variable Portfolio Short Duration US Government Fund......... $     1,235,954
Columbia Variable Portfolio - Growth Fund............................. $     4,160,042
Wells Fargo Advantage VT Index Asset Allocation Fund.................. $    26,487,172
Wells Fargo Advantage VT International Equity Portfolio Share Class 2. $       679,199
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2..... $     1,708,447
Wells Fargo Advantage VT Total Return Bond............................ $     5,324,498
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $    22,584,958
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2...... $    14,246,415
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $    22,322,891
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2......... $     2,756,689
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $     3,568,215
Wells Fargo Advantage VT Opportunity Fund - Class 2................... $     6,485,127
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $    15,304,590
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $     1,407,869

                                      A71

        TRANSFERS BETWEEN LEVEL 1 AND LEVEL 2

        During 2011, there were no significant transfers from Level 1 to Level
        2. There were significant transfers from Level 2 to Level 1 of $36,404,809 in respect of the Invesco V.I. Global Health Care Fund and $36,193,342 in respect of the Invesco V.I. Technology Fund. The transfers are based on values as of December 31, 2010. Investments are transferred out of Level 1 and into Level 2 when a net asset value is no longer readily available to the public and conversely transferred out of Level 2 and into Level 1 when a net asset value becomes readily available to the public.

        As there are no Level 3 assets for either period, a presentation of the reconciliation of Level 3 assets is not required at this time. In addition, there are no other financial assets or assets valued on a non-recurring basis.

NOTE 4: TAXES

        Prudential Annuities Life Assurance Corporation is taxed as a "life insurance company" as defined by the Internal Revenue Code. The results of operations of the Account form a part of PFI's consolidated federal tax return. No federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential management will review periodically the status of the policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

NOTE 5: PURCHASES AND SALES OF INVESTMENTS

        The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the portfolios for the year ended December 31, 2011 were as follows:

                                                        PURCHASES         SALES
                                                      -------------- ---------------
AST Goldman Sachs Large-Cap Value Portfolio.......... $  139,682,635 $  (329,713,381)
AST T. Rowe Price Large-Cap Growth Portfolio......... $  150,229,562 $  (253,791,012)
AST American Century Income & Growth Portfolio....... $   85,340,241 $  (107,915,738)
AST Schroders Multi-Asset World Strategies Portfolio. $  558,142,384 $  (895,018,233)
AST Money Market Portfolio........................... $1,847,159,065 $(2,060,462,915)
AST Cohen & Steers Realty Portfolio.................. $   81,592,956 $  (122,824,322)
AST J.P. Morgan Strategic Opportunities Portfolio.... $  317,870,348 $  (591,817,055)
AST BlackRock Value Portfolio........................ $   74,209,071 $  (109,429,685)
AST Neuberger Berman Small-Cap Growth Portfolio...... $   13,827,081 $  (140,150,099)
AST High Yield Portfolio............................. $  440,655,787 $  (511,268,441)
AST Federated Aggressive Growth Portfolio............ $  223,728,125 $  (195,737,148)
AST Mid-Cap Value Portfolio.......................... $   64,315,684 $   (93,048,225)
AST Small-Cap Value Portfolio........................ $   87,109,193 $  (194,139,494)
AST Goldman Sachs Concentrated Growth Portfolio...... $   47,505,768 $  (130,226,435)
AST Goldman Sachs Mid-Cap Growth Portfolio........... $  100,946,251 $  (189,495,880)
AST Goldman Sachs Small-Cap Value Portfolio.......... $   79,596,196 $  (124,113,921)
AST Large-Cap Value Portfolio........................ $   46,654,121 $   (95,839,009)
AST Lord Abbett Core Fixed Income Portfolio.......... $  216,231,717 $  (253,559,154)
AST Marsico Capital Growth Portfolio................. $  172,974,941 $  (430,637,675)
AST MFS Growth Portfolio............................. $   47,665,823 $   (95,242,105)
AST Neuberger Berman Mid-Cap Growth Portfolio........ $  102,041,472 $  (174,329,994)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio..... $   84,814,524 $  (186,356,544)
AST Small-Cap Growth Portfolio....................... $   88,719,661 $  (139,639,931)
AST PIMCO Limited Maturity Bond Portfolio............ $  177,080,977 $  (342,041,402)
AST PIMCO Total Return Bond Portfolio................ $  521,747,973 $(1,127,547,390)
AST AllianceBernstein Core Value Portfolio........... $   46,995,696 $   (83,370,129)
AST QMA US Equity Alpha Portfolio.................... $   46,823,232 $   (64,968,601)
AST T. Rowe Price Natural Resources Portfolio........ $  193,229,407 $  (274,326,159)

                                      A72

                                                           PURCHASES         SALES
                                                         -------------- ---------------
AST T. Rowe Price Asset Allocation Portfolio............ $  596,706,576 $  (833,266,764)
AST International Value Portfolio....................... $   56,036,843 $   (96,413,258)
AST MFS Global Equity Portfolio......................... $   73,934,681 $   (97,260,811)
AST JPMorgan International Equity Portfolio............. $   81,385,586 $  (140,376,852)
AST T. Rowe Price Global Bond Portfolio................. $  102,838,706 $  (170,041,732)
AST International Growth Portfolio...................... $  110,594,771 $  (244,272,790)
AST Wellington Management Hedged Equity Portfolio....... $  145,458,693 $  (186,214,663)
AST Capital Growth Asset Allocation Portfolio........... $1,325,149,880 $(2,379,283,318)
AST Academic Strategies Asset Allocation Portfolio...... $  880,780,306 $(1,655,415,176)
AST Balanced Asset Allocation Portfolio................. $  873,738,454 $(1,479,313,735)
AST Preservation Asset Allocation Portfolio............. $  663,376,467 $  (837,396,462)
AST CLS Growth Asset Allocation Portfolio............... $  401,851,211 $  (563,041,894)
AST CLS Moderate Asset Allocation Portfolio............. $  346,272,942 $  (495,807,397)
AST Horizon Growth Asset Allocation Portfolio........... $  392,964,993 $  (497,053,437)
AST Horizon Moderate Asset Allocation Portfolio......... $  296,631,757 $  (423,989,274)
AST FI Pyramis(R) Asset Allocation Portfolio............ $  202,090,673 $  (265,770,978)
AST Western Asset Core Plus Bond Portfolio.............. $  226,080,365 $  (262,056,870)
Davis Value Portfolio................................... $       42,345 $      (409,154)
Columbia Variable Portfolio - Asset Allocation Fund..... $        2,671 $    (1,224,005)
Columbia Federal Securities Fund, VS.................... $           32 $    (1,445,418)
Columbia Variable Portfolio - Money Market Fund......... $    1,277,224 $    (1,237,226)
Columbia Variable Portfolio - Small Company Growth Fund. $          628 $      (179,383)
Columbia Large Cap Growth Fund, VS...................... $            0 $    (5,657,919)
Prudential SP International Growth Portfolio............ $    2,784,145 $    (4,589,601)
NVIT Developing Markets Fund............................ $   35,556,033 $   (95,666,751)
The DOW DART 10 Portfolio............................... $    3,734,043 $    (4,193,371)
First Trust Target Focus Four Portfolio................. $    7,183,695 $    (9,447,145)
Global Dividend Target 15 Portfolio..................... $    8,246,316 $   (17,547,177)
NASDAQ Target 15 Portfolio.............................. $    3,957,528 $    (7,374,167)
S&P Target 24 Portfolio................................. $   10,450,879 $   (11,272,352)
Target Managed VIP Portfolio............................ $    6,709,937 $   (14,032,427)
Value Line Target 25 Portfolio.......................... $    2,145,424 $    (5,120,970)
The DOW Target Dividend Portfolio....................... $   12,803,360 $   (14,333,596)
ProFund VP Asia 30...................................... $   35,070,130 $   (62,535,629)
ProFund VP Banks........................................ $   20,913,387 $   (24,054,706)
ProFund VP Bear......................................... $  113,927,829 $  (114,618,008)
ProFund VP Biotechnology................................ $   21,320,906 $   (22,225,618)
ProFund VP Basic Materials.............................. $   41,616,775 $   (74,270,778)
ProFund VP UltraBull.................................... $   84,894,536 $   (84,610,822)
ProFund VP Bull......................................... $  257,265,197 $  (251,207,842)
ProFund VP Consumer Services............................ $   17,991,359 $   (25,373,778)
ProFund VP Consumer Goods Portfolio..................... $   36,083,671 $   (37,435,928)
ProFund VP Oil & Gas.................................... $   77,156,504 $   (97,827,776)
ProFund VP Europe 30.................................... $   43,250,908 $   (62,935,796)
ProFund VP Financials................................... $   13,173,263 $   (17,921,751)
ProFund VP U.S. Government Plus......................... $  150,219,082 $  (150,967,006)
ProFund VP Health Care.................................. $   47,049,354 $   (45,694,823)
ACCESS VP High Yield Fund............................... $   98,792,112 $   (76,231,574)
ProFund VP Industrials.................................. $   43,470,295 $   (49,023,910)
ProFund VP Internet..................................... $    8,630,489 $   (21,082,031)
ProFund VP Japan........................................ $   24,876,092 $   (28,199,980)
ProFund VP Precious Metals.............................. $  151,865,623 $  (192,259,719)
ProFund VP Mid-Cap Growth............................... $  184,402,220 $  (218,098,632)
ProFund VP Mid-Cap Value................................ $  128,766,113 $  (130,330,264)
ProFund VP Pharmaceuticals.............................. $   25,530,607 $   (19,017,416)
ProFund VP Real Estate.................................. $   36,001,374 $   (39,962,301)
ProFund VP Rising Rates Opportunity..................... $   69,395,559 $   (80,794,850)
ProFund VP NASDAQ-100................................... $  138,408,539 $  (149,438,134)
ProFund VP Semiconductor................................ $   10,887,626 $   (11,586,276)
ProFund VP Small-Cap Growth............................. $  126,527,404 $  (142,902,021)
ProFund VP Short Mid-Cap................................ $   18,424,226 $   (17,148,602)
ProFund VP Short NASDAQ-100............................. $   74,459,236 $   (71,995,990)

                                      A73

                                                                          PURCHASES         SALES
                                                                       --------------- ---------------
ProFund VP Short Small-Cap............................................ $    50,453,569 $   (50,427,480)
ProFund VP Small-Cap Value............................................ $    42,094,602 $   (45,051,458)
ProFund VP Technology................................................. $    20,008,012 $   (19,493,245)
ProFund VP Telecommunications......................................... $    24,309,515 $   (30,789,169)
ProFund VP UltraMid-Cap............................................... $    94,909,366 $  (115,942,884)
ProFund VP UltraNASDAQ-100............................................ $    88,406,151 $   (89,525,588)
ProFund VP UltraSmall-Cap............................................. $    46,191,259 $   (53,090,995)
ProFund VP Utilities.................................................. $    53,670,666 $   (46,836,411)
ProFund VP Large-Cap Growth........................................... $    88,159,796 $   (93,301,867)
ProFund VP Large-Cap Value............................................ $    72,427,473 $   (83,125,083)
Rydex VT Nova......................................................... $        60,182 $      (432,963)
Rydex VT NASDAQ-100................................................... $        14,440 $    (2,008,998)
Rydex VT Inverse S&P 500 Strategy..................................... $         4,404 $       (18,978)
Invesco V.I. Dynamics Fund............................................ $     7,265,551 $   (35,016,096)
Invesco V.I. Financial Services Fund.................................. $     2,272,966 $   (22,137,529)
Invesco V.I. Global Health Care Fund.................................. $     8,193,347 $   (15,892,466)
Invesco V.I. Technology Fund.......................................... $     3,958,544 $   (15,714,975)
Wells Fargo Advantage VT Index Asset Allocation Fund.................. $        53,225 $    (5,786,419)
Wells Fargo Advantage VT International Equity Portfolio Share Class 2. $        30,891 $      (131,655)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 2..... $        37,320 $      (512,818)
Wells Fargo Advantage VT Total Return Bond............................ $       223,818 $    (1,456,178)
AST First Trust Balanced Target Portfolio............................. $   508,243,893 $  (830,817,382)
AST First Trust Capital Appreciation Target Portfolio................. $ 1,072,281,691 $(1,737,028,000)
AST Advanced Strategies Portfolio..................................... $   547,722,774 $  (870,068,226)
Columbia Variable Portfolio - High Income Fund........................ $        18,342 $       (87,816)
AST Investment Grade Bond Portfolio................................... $12,285,356,489 $(8,040,601,034)
AST Bond Portfolio 2015............................................... $    43,874,998 $   (69,166,563)
AST Bond Portfolio 2018............................................... $   600,209,893 $  (235,045,127)
AST Bond Portfolio 2019............................................... $    21,352,858 $   (57,012,675)
AST Global Real Estate Portfolio...................................... $    26,595,872 $   (41,004,188)
AST Parametric Emerging Markets Equity Portfolio...................... $   113,625,022 $  (192,351,188)
Franklin Templeton VIP Founding Funds Allocation Fund................. $   606,262,927 $  (948,977,535)
AST Bond Portfolio 2016............................................... $   158,751,299 $  (100,935,100)
AST Bond Portfolio 2020............................................... $    42,596,131 $  (115,992,617)
AST Jennison Large-Cap Value Portfolio................................ $    24,781,343 $   (25,411,788)
AST Jennison Large-Cap Growth Portfolio............................... $    35,555,346 $   (30,950,543)
AST Bond Portfolio 2017............................................... $   382,753,376 $  (254,615,244)
AST Bond Portfolio 2021............................................... $   603,297,354 $  (409,373,168)
Wells Fargo Advantage VT Core Equity Portfolio Share Class 2.......... $        34,343 $    (7,520,711)
Wells Fargo Advantage VT Intrinsic Value Portfolio Share Class 2...... $     6,431,807 $   (10,721,570)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 2......... $       105,192 $      (743,595)
Wells Fargo Advantage VT Small Cap Value Portfolio Share Class 1...... $        35,492 $      (397,826)
Wells Fargo Advantage VT Omega Growth Portfolio Share Class 1......... $    14,285,231 $   (14,358,695)
Wells Fargo Advantage VT Small Cap Growth Portfolio Share Class 1..... $     3,734,200 $   (11,618,746)
Wells Fargo Advantage VT Core Equity Portfolio Share Class 1.......... $       522,852 $    (4,786,258)
Wells Fargo Advantage VT International Equity Portfolio Share Class 1. $     5,293,612 $   (13,238,680)
AST Bond Portfolio 2022............................................... $   312,744,434 $   (93,030,831)
AST Quantitative Modeling Portfolio................................... $     4,212,817 $      (479,334)
AST BlackRock Global Strategies Portfolio............................. $    88,813,854 $   (30,434,396)
Invesco V.I. Capital Development Fund................................. $    33,907,064 $   (15,203,919)
Invesco V.I. Dividend Growth Fund..................................... $    21,058,826 $    (7,309,171)
Columbia Variable Portfolio Short Duration US Government Fund......... $     1,337,326 $      (113,998)
Columbia Variable Portfolio - Growth Fund............................. $     5,321,768 $      (536,738)
Wells Fargo Advantage VT Opportunity Fund - Class 1................... $     4,015,828 $      (635,246)
Wells Fargo Advantage VT Opportunity Fund - Class 2................... $     6,603,413 $      (456,036)
AST Prudential Core Bond Portfolio.................................... $    16,558,014 $      (514,529)
AST Neuberger Berman Core Bond Portfolio.............................. $     9,825,478 $    (1,774,107)

                                      A74

NOTE 6: RELATED PARTY TRANSACTIONS

        PFI and its affiliates perform various services on behalf of the portfolios of the Series Funds in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, preparation, postage, fund transfer agency and various other record keeping, administrative and customer service functions.

        The Series Fund has entered into a management agreement with Prudential Investments LLC ("PI") and the Advanced Series Trust has entered into an agreement with PI and AST Investment Services, Inc, both indirect, wholly-owned subsidiaries of PFI (together the "Investment Managers"). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisors' performance of such services with respect to each portfolio. The Investment Managers entered into subadvisory agreements with several subadvisors, including Prudential Investment Management, Inc. and Jennison Associates LLC, which are indirect, wholly-owned subsidiaries of PFI.

        The Series Funds have distribution agreements with Prudential Investment Management Services LLC ("PIMS"), an indirect, wholly-owned subsidiary of PFI, which acts as the distributor of the Class I and Class II shares of the Series Funds. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the portfolios of the Series Funds. However, service fees are paid to PIMS as distributor of the Class II shares of the portfolios of the Series Funds. The Investment Managers have agreed to reimburse certain portfolios of the Series Funds the portion of the management fee for that Portfolio equal to the amount that the aggregate annual ordinary operating expenses (excluding interest, taxes, brokerage commissions, and acquired fund expenses, as applicable) exceeds various agreed upon percentages of the portfolio's average daily net assets.

        Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of PFI, serves as the transfer agent of each portfolio of the Series Funds.

        The Account has extensive transactions and relationships with Prudential and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

NOTE 7: FINANCIAL HIGHLIGHTS

        Prudential Annuities Life Assurance Corporation sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by Prudential Annuities Life Assurance Corporation and funded by the Account have the lowest and highest expense ratio. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the minimum and maximum contract charges offered by Prudential Annuities Life Assurance Corporation as contract owners may not have selected all available and applicable contract options.

                                      A75

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                          AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     48,462   $ 7.99763 to  $26.87621 $  585,046   1.00%    0.65%  to   3.05%   -8.40% to   -6.13%
December 31, 2010     62,933   $ 8.70377 to  $28.84949 $  820,710   1.51%    0.65%  to   3.05%    9.45% to   12.15%
December 31, 2009     69,519   $ 7.92816 to  $25.91920 $  844,173   3.18%    0.65%  to   3.05%   15.79% to   21.38%
December 31, 2008     61,431   $ 6.83984 to  $22.05507 $  677,520   1.72%    0.65%  to   2.85%  -42.32% to  -29.74%
December 31, 2007    100,698   $11.85905 to  $37.71457 $1,903,009   0.89%    0.65%  to   2.75%    2.22% to    4.44%

                                          AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     28,910   $ 6.96201 to  $17.77397 $  317,828   0.00%    0.65%  to   3.05%   -4.69% to   -2.33%
December 31, 2010     38,965   $ 7.24476 to  $18.19879 $  439,619   0.00%    0.65%  to   3.05%   12.28% to   15.06%
December 31, 2009     37,612   $ 6.39958 to  $15.81719 $  383,309   0.00%    0.65%  to   3.05%   30.89% to   52.37%
December 31, 2008     26,781   $ 4.26859 to  $10.38047 $  181,315   0.13%    0.65%  to   2.85%  -42.20% to  -35.44%
December 31, 2007     33,936   $ 7.34782 to  $17.57996 $  412,631   0.13%    0.65%  to   2.75%    5.24% to    7.53%

                                         AST AMERICAN CENTURY INCOME & GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     16,134   $ 8.53386 to  $16.07674 $  193,743   0.99%    0.65%  to   3.05%    0.42% to    2.90%
December 31, 2010     18,065   $ 8.42896 to  $15.62387 $  213,542   1.29%    0.65%  to   3.05%   10.38% to   13.10%
December 31, 2009     17,261   $ 7.57412 to  $13.81361 $  187,727   2.31%    0.65%  to   3.05%   14.54% to   24.11%
December 31, 2008     13,554   $ 6.57913 to  $11.80550 $  134,022   2.20%    0.65%  to   2.75%  -36.54% to  -35.17%
December 31, 2007     18,555   $10.31462 to  $18.20953 $  292,154   1.62%    0.65%  to   2.75%   -2.87% to   -0.76%

                                      AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     86,930   $ 9.22724 to  $18.41581 $1,050,410   1.54%    0.65%  to   3.05%   -6.32% to   -4.01%
December 31, 2010    114,495   $ 9.82965 to  $19.18481 $1,454,698   0.70%    0.65%  to   3.05%    8.40% to   11.08%
December 31, 2009     71,518   $ 9.04901 to  $17.27048 $  835,124   1.05%    0.65%  to   3.05%   22.04% to   26.58%
December 31, 2008     13,107   $ 7.31044 to  $13.64345 $  130,494   1.77%    0.65%  to   2.85%  -32.11% to  -26.99%
December 31, 2007     12,599   $11.54620 to  $19.67187 $  191,018   1.80%    0.65%  to   2.75%    5.91% to    8.21%

                                                   AST MONEY MARKET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    118,373   $ 9.21691 to  $15.30591 $1,291,154   0.02%    0.65%  to   3.05%   -3.02% to   -0.63%
December 31, 2010    136,126   $ 9.50418 to  $15.40331 $1,504,159   0.03%    0.65%  to   3.05%   -3.03% to   -0.63%
December 31, 2009    213,675   $ 9.80078 to  $15.50064 $2,370,117   0.25%    0.65%  to   3.05%   -2.51% to   -0.41%
December 31, 2008    230,705   $10.11620 to  $15.56403 $2,693,670   2.44%    0.65%  to   2.75%   -0.31% to    1.84%
December 31, 2007    161,788   $10.11124 to  $15.28249 $1,920,245   4.78%    0.65%  to   2.75%    2.00% to    4.22%

                                              AST COHEN & STEERS REALTY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011      5,854   $10.94739 to  $29.80000 $  144,882   0.70%    0.65%  to   3.05%    3.35% to    5.90%
December 31, 2010      7,796   $10.57127 to  $28.31102 $  182,093   1.60%    0.65%  to   3.05%   24.77% to   27.85%
December 31, 2009      7,387   $ 8.45511 to  $22.27763 $  137,894   2.85%    0.65%  to   3.05%   28.17% to   51.97%
December 31, 2008      6,441   $ 6.59702 to  $17.09976 $   94,541   5.40%    0.65%  to   2.85%  -36.84% to  -34.13%
December 31, 2007     10,855   $12.32711 to  $26.66162 $  249,538   2.87%    0.65%  to   2.75%  -22.15% to  -20.46%

                                       AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     85,671   $ 9.74916 to  $24.07686 $1,104,132   0.90%    0.65%  to   3.05%   -2.82% to   -0.42%
December 31, 2010    105,940   $10.01123 to  $24.17805 $1,386,636   0.42%    0.65%  to   3.05%    4.05% to    6.62%
December 31, 2009    111,595   $ 9.60213 to  $22.67668 $1,392,913   0.83%    0.65%  to   3.05%   14.97% to   21.23%
December 31, 2008     64,615   $ 8.10022 to  $18.70596 $  681,463   0.32%    0.65%  to   2.85%  -19.88% to  -18.15%
December 31, 2007     28,098   $10.31616 to  $22.85438 $  391,124   1.11%    0.65%  to   2.90%   -1.03% to    1.28%

                                                 AST BLACKROCK VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011      9,551   $ 9.17609 to  $15.38823 $  115,478   0.73%    0.65%  to   3.05%   -3.52% to   -1.14%
December 31, 2010     12,806   $ 8.96367 to  $15.60454 $  156,605   1.46%    0.65%  to   3.05%    9.01% to   11.71%
December 31, 2009     12,049   $ 8.67084 to  $14.00397 $  135,489   0.86%    0.65%  to   3.05%   15.01% to   26.77%
December 31, 2008     10,045   $ 7.53946 to  $11.94926 $   94,921   2.58%    0.65%  to   2.75%  -39.03% to  -37.71%
December 31, 2007     17,720   $12.36544 to  $19.23120 $  284,270   0.95%    0.65%  to   2.75%   -1.62% to    0.52%

                            AST NEUBERGER BERMAN SMALL-CAP GROWTH PORTFOLIO (EXPIRED APRIL 29, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2011          0   $       0 to  $       0 $        0   0.00%    0.65%  to   3.05%   11.64% to   12.54%
December 31, 2010     11,134   $ 6.71052 to  $15.88936 $  112,043   0.00%    0.65%  to   3.05%   16.60% to   19.48%
December 31, 2009     11,520   $ 5.70806 to  $13.33172 $   97,203   0.00%    0.65%  to   3.05%   19.19% to   22.30%
December 31, 2008     11,216   $ 4.76442 to  $10.97613 $   76,944   0.00%    0.65%  to   2.75%  -44.12% to  -42.91%
December 31, 2007     15,777   $ 8.48266 to  $19.27534 $  197,277   0.00%    0.65%  to   2.75%   15.43% to   17.94%

                                      A76

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                   AST HIGH YIELD PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    24,401    $11.04415 to  $22.66074 $401,816    6.36%   0.65%  to   3.05%    0.03% to    2.50%
December 31, 2010    28,186    $11.00659 to  $22.10754 $457,631    3.30%   0.65%  to   3.05%   10.04% to   12.76%
December 31, 2009    31,024    $ 9.97157 to  $19.60556 $456,718    4.69%   0.65%  to   3.05%   24.11% to   34.67%
December 31, 2008    17,905    $ 7.56409 to  $14.55813 $208,084   10.40%   0.65%  to   2.75%  -27.59% to  -26.03%
December 31, 2007    24,064    $10.44649 to  $19.68057 $380,467    8.75%   0.65%  to   2.75%   -0.35% to    1.81%

                                          AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    18,842    $ 9.19070 to  $22.28390 $239,041    0.40%   0.65%  to   3.05%  -15.76% to  -13.68%
December 31, 2010    17,172    $10.88753 to  $25.87932 $271,022    0.05%   0.65%  to   3.05%   28.51% to   31.68%
December 31, 2009    18,111    $ 8.45485 to  $19.70231 $222,459    0.21%   0.65%  to   3.05%   28.88% to   31.80%
December 31, 2008    16,316    $ 6.56016 to  $14.98634 $142,111    0.00%   0.65%  to   2.85%  -45.63% to  -33.63%
December 31, 2007    25,503    $12.44805 to  $27.04882 $462,627    0.00%   0.65%  to   2.75%    8.14% to   10.49%

                                                 AST MID-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     5,972    $ 9.89066 to  $18.43079 $ 83,072    0.69%   0.65%  to   3.05%   -6.39% to   -4.08%
December 31, 2010     8,194    $11.12493 to  $19.26268 $120,022    0.57%   0.65%  to   3.05%   19.84% to   22.80%
December 31, 2009     6,621    $ 9.25441 to  $15.72510 $ 79,789    1.73%   0.65%  to   3.05%   31.61% to   37.98%
December 31, 2008     5,546    $ 6.85171 to  $11.42511 $ 48,331    1.09%   0.65%  to   2.75%  -39.83% to  -38.53%
December 31, 2007     7,637    $11.38711 to  $18.63248 $111,950    0.29%   0.65%  to   2.75%   -0.09% to    2.08%

                                                AST SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    17,048    $10.26539 to  $25.05272 $299,669    0.57%   0.65%  to   3.05%   -8.84% to   -6.59%
December 31, 2010    22,874    $11.23772 to  $26.81946 $435,168    0.43%   0.65%  to   3.05%   22.16% to   25.17%
December 31, 2009    26,023    $ 9.18066 to  $21.42563 $403,966    1.71%   0.65%  to   3.05%   23.38% to   30.63%
December 31, 2008    25,034    $ 7.44092 to  $16.98067 $318,508    1.36%   0.65%  to   2.85%  -31.65% to  -24.79%
December 31, 2007    42,347    $11.30363 to  $24.31821 $775,321    0.88%   0.65%  to   2.75%   -8.22% to   -6.22%

                                       AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    14,655    $ 4.66021 to  $26.85572 $252,219    0.15%   0.65%  to   3.05%   -6.88% to   -4.58%
December 31, 2010    20,366    $ 4.96373 to  $28.35884 $349,188    0.08%   0.65%  to   3.05%    6.93% to    9.57%
December 31, 2009    22,737    $ 4.60421 to  $26.07859 $376,154    0.00%   0.65%  to   3.05%   26.94% to   48.43%
December 31, 2008    16,299    $ 3.15269 to  $17.70351 $242,317    0.15%   0.65%  to   2.60%  -41.83% to  -40.66%
December 31, 2007    23,248    $ 5.39999 to  $30.06012 $558,900    0.00%   0.65%  to   2.50%   11.13% to   13.25%

                                          AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    18,784    $ 5.19481 to  $20.05228 $176,796    0.00%   0.65%  to   3.05%   -5.93% to   -3.61%
December 31, 2010    28,083    $ 5.47729 to  $20.85514 $283,946    0.00%   0.65%  to   3.05%   16.17% to   19.05%
December 31, 2009    28,418    $ 4.67618 to  $17.56272 $241,757    0.00%   0.65%  to   3.05%   33.15% to   56.07%
December 31, 2008    21,632    $ 3.04521 to  $11.28124 $ 98,369    0.00%   0.65%  to   2.75%  -42.42% to  -41.18%
December 31, 2007    31,878    $ 5.26189 to  $19.22684 $307,677    0.00%   0.65%  to   2.75%   16.05% to   18.57%

                                         AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     6,118    $11.76172 to  $31.79808 $137,760    0.47%   0.65%  to   3.05%   -1.78% to    0.64%
December 31, 2010     8,418    $11.93832 to  $31.59475 $187,638    0.51%   0.65%  to   3.05%   22.90% to   25.94%
December 31, 2009     6,765    $ 9.68368 to  $25.08676 $128,428    1.29%   0.65%  to   3.05%   23.36% to   29.08%
December 31, 2008     4,794    $ 7.85000 to  $19.90636 $ 82,391    1.49%   0.65%  to   2.75%  -28.66% to  -27.11%
December 31, 2007     6,019    $11.00312 to  $27.31110 $144,929    0.57%   0.65%  to   2.75%   -7.75% to   -5.74%

                                                AST LARGE-CAP VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    19,082    $ 7.70399 to  $20.62801 $210,441    1.33%   0.65%  to   3.05%   -7.10% to   -4.81%
December 31, 2010    23,213    $ 8.24994 to  $21.66951 $273,356    1.03%   0.65%  to   3.05%    9.71% to   12.42%
December 31, 2009    25,302    $ 7.45826 to  $19.27505 $276,543    2.85%   0.65%  to   3.05%   16.03% to   27.41%
December 31, 2008    25,394    $ 6.38846 to  $16.24413 $248,148    1.59%   0.65%  to   2.85%  -43.10% to  -30.98%
December 31, 2007    33,134    $11.17043 to  $27.94403 $581,479    1.08%   0.65%  to   2.75%   -5.67% to   -3.62%

                                         AST LORD ABBETT CORE FIXED INCOME PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011    21,912    $12.53881 to  $18.93744 $362,864    1.75%   0.65%  to   3.05%    6.82% to    9.45%
December 31, 2010    23,842    $11.70237 to  $17.30182 $364,932    5.89%   0.65%  to   3.05%    9.96% to   12.68%
December 31, 2009    30,119    $10.60977 to  $15.35521 $414,600    7.39%   0.65%  to   3.05%   19.63% to   33.73%
December 31, 2008    25,649    $ 8.10499 to  $11.48243 $265,996    9.00%   0.65%  to   2.75%  -25.36% to  -23.75%
December 31, 2007    35,946    $10.85945 to  $15.05922 $494,617    5.68%   0.65%  to   2.75%    3.16% to    5.39%

                                      A77

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                              AST MARSICO CAPITAL GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     60,824   $ 8.98512 to  $19.51615 $  760,716   0.29%    0.65%  to   3.05%   -3.93% to   -1.56%
December 31, 2010     80,568   $ 9.27639 to  $19.82494 $1,040,269   0.67%    0.65%  to   3.05%   16.10% to   18.97%
December 31, 2009     91,014   $ 7.92454 to  $16.66345 $1,019,490   0.87%    0.65%  to   3.05%   26.06% to   28.92%
December 31, 2008     89,246   $ 6.24776 to  $12.92584 $  792,227   0.45%    0.65%  to   2.85%  -45.21% to  -36.07%
December 31, 2007    143,872   $11.34517 to  $23.09247 $2,388,547   0.17%    0.65%  to   2.75%   11.79% to   14.21%

                                                    AST MFS GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     21,613   $ 6.82421 to  $14.16119 $  194,860   0.35%    0.65%  to   3.05%   -3.62% to   -1.24%
December 31, 2010     26,573   $ 7.02283 to  $14.37512 $  246,760   0.13%    0.65%  to   3.05%    9.35% to   12.05%
December 31, 2009     29,779   $ 6.37002 to  $12.86144 $  247,006   0.17%    0.65%  to   3.05%   20.37% to   23.50%
December 31, 2008     28,733   $ 5.24253 to  $10.44074 $  186,479   0.26%    0.65%  to   2.75%  -38.06% to  -36.72%
December 31, 2007     36,836   $ 8.42015 to  $16.54009 $  394,445   0.03%    0.65%  to   2.75%   11.93% to   14.36%

                                         AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     13,725   $ 8.86851 to  $29.63690 $  260,508   0.00%    0.65%  to   3.05%   -1.41% to    1.03%
December 31, 2010     17,725   $ 8.92178 to  $29.33599 $  333,831   0.00%    0.65%  to   3.05%   24.76% to   27.84%
December 31, 2009     16,602   $ 7.09300 to  $22.94749 $  267,628   0.00%    0.65%  to   3.05%   23.09% to   28.95%
December 31, 2008     16,039   $ 5.59083 to  $17.79631 $  219,680   0.00%    0.65%  to   2.75%  -44.75% to  -43.55%
December 31, 2007     29,931   $10.06697 to  $31.52655 $  696,088   0.00%    0.65%  to   2.75%   18.83% to   21.41%

                                        AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     14,976   $10.18961 to  $35.07648 $  321,823   0.90%    0.65%  to   3.05%   -5.45% to   -3.12%
December 31, 2010     19,868   $10.74418 to  $36.20541 $  439,731   1.17%    0.65%  to   3.05%   19.67% to   22.63%
December 31, 2009     22,093   $ 8.95019 to  $29.52355 $  416,620   2.07%    0.65%  to   3.05%   34.49% to   39.73%
December 31, 2008     21,731   $ 6.54354 to  $21.12901 $  316,843   1.77%    0.65%  to   2.75%  -43.85% to  -42.63%
December 31, 2007     39,786   $11.65359 to  $36.83127 $  967,176   0.68%    0.65%  to   2.75%    0.32% to    2.50%

                                                 AST SMALL-CAP GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011      7,731   $11.09276 to  $24.85921 $  123,714   0.00%    0.65%  to   3.05%   -3.99% to   -1.62%
December 31, 2010     11,234   $11.53054 to  $25.26926 $  181,856   0.22%    0.65%  to   3.05%   32.26% to   35.53%
December 31, 2009      8,640   $ 8.70015 to  $18.64494 $  111,537   0.05%    0.65%  to   3.05%   30.09% to   33.04%
December 31, 2008      7,246   $ 6.68777 to  $14.01478 $   76,253   0.00%    0.65%  to   2.85%  -36.79% to  -32.53%
December 31, 2007      9,716   $10.54500 to  $21.70159 $  157,938   0.00%    0.65%  to   2.75%    4.19% to    6.45%

                                           AST PIMCO LIMITED MATURITY BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     51,459   $10.39821 to  $19.93200 $  698,888   0.95%    0.65%  to   3.05%   -0.86% to    1.58%
December 31, 2010     62,862   $10.48881 to  $19.62146 $  846,276   2.53%    0.65%  to   3.05%    0.73% to    3.22%
December 31, 2009     69,607   $10.41264 to  $19.00861 $  920,649   5.00%    0.65%  to   3.05%    4.23% to    9.51%
December 31, 2008     55,649   $10.25361 to  $17.35746 $  703,455   5.55%    0.65%  to   2.75%   -1.66% to    0.46%
December 31, 2007     98,431   $10.40058 to  $17.27843 $1,209,317   4.60%    0.65%  to   2.75%    3.85% to    6.10%

                                             AST PIMCO TOTAL RETURN BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    129,700   $11.28262 to  $26.71641 $2,058,428   1.83%    0.65%  to   3.05%    0.04% to    2.51%
December 31, 2010    166,002   $11.25530 to  $26.06306 $2,588,103   1.75%    0.65%  to   3.05%    4.43% to    7.02%
December 31, 2009    144,653   $10.97629 to  $24.35387 $2,178,595   3.84%    0.65%  to   3.05%    9.96% to   15.77%
December 31, 2008     74,757   $10.15674 to  $21.03675 $1,089,746   4.01%    0.65%  to   2.75%   -4.95% to   -2.89%
December 31, 2007    105,808   $10.68542 to  $21.66391 $1,562,280   2.28%    0.65%  to   2.75%    5.32% to    7.60%

                                           AST T. ROWE PRICE EQUITY INCOME PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     12,888   $ 8.10423 to  $14.17118 $  138,959   1.09%    0.65%  to   3.05%   -4.63% to   -2.28%
December 31, 2010     16,262   $ 8.47182 to  $14.56007 $  182,409   1.34%    0.65%  to   3.05%    9.79% to   12.51%
December 31, 2009     16,894   $ 7.69250 to  $12.99378 $  170,550   4.15%    0.65%  to   3.05%   20.39% to   28.65%
December 31, 2008     16,283   $ 6.38950 to  $10.02666 $  133,646   3.44%    0.65%  to   2.75%  -43.49% to  -42.26%
December 31, 2007     25,319   $11.30608 to  $17.40971 $  372,910   1.38%    0.65%  to   2.75%   -6.23% to   -4.20%

                                               AST QMA US EQUITY ALPHA PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011      9,572   $ 7.73980 to  $14.82709 $  107,997   0.70%    0.65%  to   3.05%    0.31% to    2.79%
December 31, 2010     11,194   $ 7.65297 to  $14.55693 $  124,404   0.68%    0.65%  to   3.05%   11.54% to   14.30%
December 31, 2009     12,665   $ 6.80494 to  $12.81698 $  126,196   1.86%    0.65%  to   3.05%   18.47% to   27.19%
December 31, 2008     13,410   $ 5.71453 to  $ 9.59861 $  112,798   2.39%    0.65%  to   2.75%  -40.41% to  -39.11%
December 31, 2007     24,740   $ 9.53992 to  $15.76502 $  345,824   1.33%    0.65%  to   2.75%   -0.74% to    1.42%

                                      A78

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                         AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011      9,671   $ 6.13193 to  $52.35862 $  255,476   0.59%    0.65%  to   3.05%  -17.51% to  -15.47%
December 31, 2010     13,163   $14.81778 to  $61.94104 $  409,090   0.43%    0.65%  to   3.05%   16.78% to   19.67%
December 31, 2009     11,471   $12.64918 to  $51.75974 $  319,339   1.31%    0.65%  to   3.05%   32.64% to   48.38%
December 31, 2008      5,935   $ 8.76037 to  $34.88343 $  134,397   0.66%    0.65%  to   2.60%  -51.29% to  -50.31%
December 31, 2007     13,323   $17.90678 to  $70.20328 $  567,927   0.58%    0.65%  to   2.75%   36.63% to   39.59%

                                          AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    105,878   $10.09078 to  $28.98527 $1,511,842   1.09%    0.65%  to   3.05%   -1.12% to    1.32%
December 31, 2010    122,828   $10.18424 to  $28.60743 $1,752,058   0.97%    0.65%  to   3.05%    8.13% to   10.81%
December 31, 2009     99,437   $ 9.39867 to  $25.81677 $1,312,782   2.07%    0.65%  to   3.05%   20.19% to   23.33%
December 31, 2008     46,873   $ 7.79315 to  $20.93279 $  538,360   1.79%    0.65%  to   2.85%  -27.98% to  -22.10%
December 31, 2007     52,178   $11.60522 to  $28.45091 $  838,230   1.21%    0.65%  to   2.75%    3.38% to    5.63%

                                               AST INTERNATIONAL VALUE PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     11,036   $ 6.90976 to  $17.75018 $  134,222   1.42%    0.65%  to   3.05%  -15.21% to  -13.12%
December 31, 2010     14,189   $ 8.08298 to  $20.48151 $  200,509   0.82%    0.65%  to   3.05%    7.70% to   10.36%
December 31, 2009     14,767   $ 7.44396 to  $18.60561 $  196,052   2.37%    0.65%  to   3.05%   26.78% to   29.65%
December 31, 2008     12,595   $ 5.83552 to  $14.38680 $  132,504   2.67%    0.65%  to   2.85%  -45.55% to  -36.07%
December 31, 2007     20,459   $10.66136 to  $25.92537 $  418,511   0.98%    0.65%  to   2.75%   14.55% to   17.04%

                                                AST MFS GLOBAL EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011      7,716   $11.25154 to  $18.89405 $  117,107   0.48%    0.65%  to   3.05%   -6.08% to   -3.76%
December 31, 2010      9,440   $11.94327 to  $19.68196 $  149,750   0.48%    0.65%  to   3.05%    8.63% to   11.32%
December 31, 2009      8,341   $10.96039 to  $17.72541 $  119,319   1.90%    0.65%  to   3.05%   27.89% to   33.61%
December 31, 2008      6,101   $ 8.57011 to  $13.60103 $   66,707   1.29%    0.65%  to   2.75%  -35.81% to  -34.42%
December 31, 2007     10,147   $13.35080 to  $20.79180 $  175,144   1.95%    0.65%  to   2.75%    6.38% to    8.69%

                                          AST JPMORGAN INTERNATIONAL EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     11,108   $ 7.75947 to  $30.44657 $  170,765   1.32%    0.65%  to   3.05%  -11.92% to   -9.74%
December 31, 2010     15,322   $ 8.73737 to  $33.98828 $  255,452   1.09%    0.65%  to   3.05%    3.90% to    6.47%
December 31, 2009     14,999   $ 8.34041 to  $32.16453 $  254,290   4.03%    0.65%  to   3.05%   32.15% to   35.11%
December 31, 2008      9,827   $ 6.27937 to  $24.00705 $  149,580   2.57%    0.65%  to   2.75%  -43.00% to  -41.76%
December 31, 2007     18,705   $10.95909 to  $41.53619 $  466,812   1.42%    0.65%  to   2.75%    6.42% to    8.73%

                                            AST T. ROWE PRICE GLOBAL BOND PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     17,357   $11.11461 to  $19.74069 $  274,526   2.70%    0.65%  to   3.05%    0.95% to    3.45%
December 31, 2010     21,422   $10.97562 to  $19.08296 $  328,624   2.74%    0.65%  to   3.05%    2.52% to    5.06%
December 31, 2009     22,019   $10.67294 to  $18.16458 $  324,974   7.36%    0.65%  to   3.05%    9.03% to   11.63%
December 31, 2008     16,218   $ 9.78879 to  $16.30778 $  221,914   4.60%    0.65%  to   2.75%   -5.12% to   -3.07%
December 31, 2007     33,381   $10.31681 to  $16.82426 $  461,638   2.66%    0.65%  to   2.75%    6.62% to    8.93%

                                               AST INTERNATIONAL GROWTH PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     27,343   $ 6.88968 to  $17.92892 $  405,957   0.65%    0.65%  to   3.05%  -15.58% to  -13.49%
December 31, 2010     35,392   $ 8.14414 to  $20.72450 $  617,984   0.35%    0.65%  to   3.05%   11.01% to   13.75%
December 31, 2009     39,649   $ 7.32140 to  $18.21901 $  616,928   1.84%    0.65%  to   3.05%   29.96% to   34.41%
December 31, 2008     38,892   $ 5.57041 to  $13.55477 $  455,778   1.44%    0.65%  to   2.85%  -51.60% to  -44.28%
December 31, 2007     59,911   $15.23165 to  $27.41378 $1,450,281   0.41%    0.65%  to   2.75%   15.76% to   18.28%

                                       AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011     22,134   $ 8.46959 to  $13.92700 $  209,446   0.32%    0.65%  to   3.05%   -6.40% to   -4.08%
December 31, 2010     26,700   $ 9.02972 to  $14.57840 $  265,557   0.45%    0.65%  to   3.05%   11.14% to   13.89%
December 31, 2009     28,061   $ 8.10775 to  $12.85208 $  246,843   1.32%    0.65%  to   3.05%   24.77% to   27.73%
December 31, 2008     13,508   $ 6.74653 to  $ 7.17163 $   93,861   0.78%    0.65%  to   2.60%  -43.83% to  -42.70%
December 31, 2007     41,420   $11.97230 to  $12.51606 $  506,044   0.15%    0.65%  to   2.75%    6.53% to    8.84%

                                         AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    341,316   $ 9.02040 to  $13.42633 $3,434,052   0.50%    0.65%  to   3.05%   -5.40% to   -3.06%
December 31, 2010    445,216   $ 9.51547 to  $13.90606 $4,692,575   1.08%    0.65%  to   3.05%    9.92% to   12.64%
December 31, 2009    427,504   $ 8.63891 to  $12.39570 $4,038,799   1.88%    0.65%  to   3.05%   21.57% to   24.51%
December 31, 2008    280,192   $ 7.09516 to  $ 7.96999 $2,131,831   1.00%    0.65%  to   3.00%  -36.89% to  -29.03%
December 31, 2007    437,914   $11.73121 to  $12.33007 $5,234,701   0.22%    0.65%  to   3.00%    6.42% to    9.01%

                                      A79

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                       AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    294,849   $ 9.09760 to  $13.12699 $2,989,751   0.61%    0.65%  to   3.05%   -5.62% to   -3.29%
December 31, 2010    367,638   $ 9.61979 to  $13.62846 $3,907,114   0.90%    0.65%  to   3.05%    8.55% to   11.24%
December 31, 2009    342,126   $ 8.84379 to  $12.30140 $3,296,750   2.28%    0.65%  to   3.05%   20.63% to   23.55%
December 31, 2008    226,152   $ 7.32007 to  $ 8.17979 $1,769,603   1.15%    0.65%  to   3.00%  -33.88% to  -26.78%
December 31, 2007    324,959   $11.49114 to  $12.07747 $3,809,076   0.36%    0.65%  to   3.00%    5.92% to    8.50%

                                            AST BALANCED ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    228,060   $ 9.45346 to  $13.17155 $2,435,193   0.63%    0.65%  to   3.05%   -4.22% to   -1.86%
December 31, 2010    283,879   $ 9.85001 to  $13.47496 $3,123,795   0.82%    0.65%  to   3.05%    8.89% to   11.58%
December 31, 2009    244,029   $ 9.02728 to  $12.12491 $2,426,091   1.42%    0.65%  to   3.05%   19.32% to   22.50%
December 31, 2008    105,696   $ 7.53624 to  $ 8.46087 $  857,571   1.08%    0.65%  to   3.00%  -30.84% to  -24.62%
December 31, 2007     98,554   $11.36451 to  $11.94439 $1,143,188   0.33%    0.65%  to   3.00%    5.79% to    8.36%

                                          AST PRESERVATION ASSET ALLOCATION PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    235,261   $10.15823 to  $12.77965 $2,684,655   0.89%    0.65%  to   3.05%   -2.08% to    0.34%
December 31, 2010    246,541   $10.35261 to  $12.78779 $2,838,371   1.39%    0.65%  to   3.05%    7.20% to    9.85%
December 31, 2009    219,165   $ 9.63721 to  $11.68785 $2,320,954   1.20%    0.65%  to   3.05%   15.05% to   19.26%
December 31, 2008    117,435   $ 8.26395 to  $ 9.30874 $1,047,168   0.85%    0.65%  to   3.00%  -21.90% to  -17.26%
December 31, 2007     50,338   $11.13156 to  $11.63721 $  568,796   0.29%    0.65%  to   2.75%    5.71% to    8.01%

                            AST CLS GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     49,795   $ 9.14542 to  $13.58234 $  498,580   0.28%    0.65%  to   3.05%   -5.36% to   -3.02%
December 31, 2010     67,762   $ 9.64360 to  $14.06217 $  708,276   0.32%    0.65%  to   3.05%   10.86% to   13.60%
December 31, 2009     46,324   $ 8.68119 to  $12.42878 $  429,456   0.37%    0.65%  to   3.05%   23.05% to   26.02%
December 31, 2008      8,210   $ 7.04446 to  $ 7.41584 $   59,995   0.09%    0.65%  to   3.00%  -37.16% to  -29.54%
December 31, 2007      1,178   $11.49050 to  $11.51218 $   13,543   0.00%    1.25%  to   2.75%   14.93% to   15.13%

                           AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     83,954   $ 8.71537 to  $12.75958 $  788,153   0.39%    0.65%  to   3.05%   -4.81% to   -2.45%
December 31, 2010     99,997   $ 9.15067 to  $13.19996 $  973,078   0.54%    0.65%  to   3.05%    8.51% to   11.19%
December 31, 2009     74,171   $ 8.42891 to  $11.97996 $  654,003   0.28%    0.65%  to   3.05%   19.69% to   22.59%
December 31, 2008     16,369   $ 7.04244 to  $ 7.60651 $  116,814   0.06%    0.65%  to   3.00%  -29.73% to  -23.92%
December 31, 2007        787   $10.02547 to  $10.04880 $    7,899   0.00%    0.90%  to   2.75%    0.28% to    0.50%

                          AST HORIZON GROWTH ASSET ALLOCATION PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     56,707   $ 9.04125 to  $13.66570 $  547,518   0.33%    0.65%  to   3.05%   -3.60% to   -1.22%
December 31, 2010     68,780   $ 9.34959 to  $13.88973 $  681,353   0.29%    0.65%  to   3.05%   10.35% to   13.07%
December 31, 2009     48,274   $ 8.44669 to  $12.33318 $  425,571   0.27%    0.65%  to   3.05%   23.06% to   25.84%
December 31, 2008      6,598   $ 6.85696 to  $ 7.50642 $   45,696   0.07%    0.65%  to   2.85%  -32.61% to  -24.76%
December 31, 2007        484   $10.17498 to  $10.20179 $    4,932   0.00%    0.65%  to   2.75%    1.77% to    2.02%

                         AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     76,501   $ 9.43274 to  $12.98251 $  767,336   0.48%    0.65%  to   3.05%   -3.54% to   -1.15%
December 31, 2010     88,963   $ 9.74838 to  $13.18694 $  912,004   0.46%    0.65%  to   3.05%    8.20% to   10.87%
December 31, 2009     66,502   $ 8.98223 to  $11.94190 $  619,651   0.20%    0.65%  to   3.05%   19.87% to   22.58%
December 31, 2008     10,783   $ 7.48580 to  $ 7.94834 $   81,547   0.04%    0.65%  to   2.85%  -26.28% to  -20.41%
December 31, 2007        278   $10.15504 to  $10.17230 $    2,828   0.00%    1.40%  to   2.75%    1.57% to    1.73%

                           AST FI PYRAMIS(R) ASSET ALLOCATION PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     29,299   $ 8.71300 to  $13.04434 $  271,364   0.21%    0.65%  to   3.05%   -5.44% to   -3.11%
December 31, 2010     37,009   $ 9.18592 to  $13.51674 $  358,393   0.37%    0.65%  to   3.05%    9.87% to   12.59%
December 31, 2009     32,643   $ 8.33501 to  $12.05414 $  282,777   0.32%    0.65%  to   3.05%   17.78% to   20.44%
December 31, 2008      7,244   $ 7.06973 to  $ 7.83293 $   51,718   0.05%    0.65%  to   2.85%  -29.20% to  -21.57%
December 31, 2007        502   $ 9.98557 to  $10.00448 $    5,016   0.00%    1.25%  to   2.75%   -0.12% to    0.06%

                            AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (AVAILABLE NOVEMBER 19, 2007)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     34,470   $10.74387 to  $12.12164 $  388,751   2.64%    0.65%  to   3.05%    2.80% to    5.33%
December 31, 2010     37,019   $10.43007 to  $11.55420 $  400,318   1.62%    0.65%  to   3.05%    4.51% to    7.10%
December 31, 2009     28,705   $ 9.95931 to  $10.83217 $  292,772   3.68%    0.65%  to   3.05%    8.45% to   10.90%
December 31, 2008     14,600   $ 9.18349 to  $ 9.40965 $  135,345   0.20%    0.65%  to   2.85%   -8.14% to   -5.83%
December 31, 2007      3,195   $ 9.96574 to  $ 9.98760 $   31,861   0.00%    1.00%  to   2.75%   -0.32% to   -0.12%

                                      A80

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                    DAVIS VALUE PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011       115    $10.32563 to  $14.00926 $  1,191   0.75%    1.40%  to   1.65%   -5.75% to   -5.51%
December 31, 2010       147    $10.92826 to  $14.86452 $  1,614   1.06%    1.40%  to   1.65%   10.91% to   11.19%
December 31, 2009       254    $ 9.82859 to  $13.40277 $  2,502   0.84%    1.40%  to   1.65%   28.99% to   29.32%
December 31, 2008       323    $ 7.60022 to  $10.39039 $  2,459   0.52%    1.40%  to   1.65%  -41.31% to  -41.16%
December 31, 2007       968    $12.91696 to  $17.70411 $ 12,664   1.06%    1.40%  to   1.65%    2.90% to    3.16%

                                     COLUMBIA VARIABLE PORTFOLIO - ASSET ALLOCATION FUND
                   -------------------------------------------------------------------------------------------
December 31, 2011       349    $15.49864 to  $15.49864 $  5,414   2.52%    1.00%  to   1.00%   -1.84% to   -1.84%
December 31, 2010       421    $15.78873 to  $15.78873 $  6,644   2.63%    1.00%  to   1.00%   12.30% to   12.30%
December 31, 2009       487    $14.38338 to  $14.38338 $  7,007   4.42%    1.00%  to   1.00%   22.76% to   22.76%
December 31, 2008       564    $11.71637 to  $11.71637 $  6,605   3.43%    1.00%  to   1.00%  -29.04% to  -29.04%
December 31, 2007       719    $16.51140 to  $16.51140 $ 11,876   2.80%    1.00%  to   1.00%    8.08% to    8.08%

                                COLUMBIA FEDERAL SECURITIES FUND, VS (EXPIRED APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011         0    $       0 to  $       0 $      0   4.54%    1.00%  to   1.00%    1.34% to    1.34%
December 31, 2010       116    $12.21523 to  $12.21523 $  1,423   4.63%    1.00%  to   1.00%    4.00% to    4.00%
December 31, 2009       134    $12.32409 to  $12.32409 $  1,646   7.68%    1.00%  to   1.00%    0.88% to    0.88%
December 31, 2008       148    $12.21621 to  $12.21621 $  1,806   7.10%    1.00%  to   1.00%    7.01% to    7.01%
December 31, 2007       178    $11.41611 to  $11.41611 $  2,037   6.47%    1.00%  to   1.00%    5.12% to    5.12%

                                       COLUMBIA VARIABLE PORTFOLIO - MONEY MARKET FUND
                   -------------------------------------------------------------------------------------------
December 31, 2011       109    $10.82529 to  $10.82529 $  1,182   0.00%    1.00%  to   1.00%   -1.00% to   -1.00%
December 31, 2010       104    $10.93445 to  $10.93445 $  1,142   0.02%    1.00%  to   1.00%   -0.97% to   -0.97%
December 31, 2009       125    $11.04133 to  $11.04133 $  1,375   0.25%    1.00%  to   1.25%   -0.77% to   -0.77%
December 31, 2008       159    $11.12662 to  $11.12662 $  1,771   2.59%    1.00%  to   1.00%    1.55% to    1.55%
December 31, 2007       234    $10.95647 to  $10.95647 $  2,568   4.91%    1.00%  to   1.00%    3.97% to    3.97%

                                   COLUMBIA VARIABLE PORTFOLIO - SMALL COMPANY GROWTH FUND
                   -------------------------------------------------------------------------------------------
December 31, 2011        21    $18.25774 to  $18.25774 $    388   0.00%    1.00%  to   1.00%   -6.49% to   -6.49%
December 31, 2010        30    $19.52472 to  $19.52472 $    578   0.00%    1.00%  to   1.00%   27.10% to   27.10%
December 31, 2009        34    $15.36226 to  $15.36226 $    521   0.00%    1.00%  to   1.00%   24.40% to   24.40%
December 31, 2008        37    $12.34900 to  $12.34900 $    462   0.00%    1.00%  to   1.00%  -41.42% to  -41.42%
December 31, 2007        51    $21.07999 to  $21.07999 $  1,069   0.00%    1.00%  to   1.00%   12.32% to   12.32%

                                 COLUMBIA LARGE CAP GROWTH FUND, VS (EXPIRED APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011         0    $       0 to  $       0 $      0   0.42%    1.00%  to   1.25%    9.86% to    9.95%
December 31, 2010       429    $11.81717 to  $11.99337 $  5,144   0.58%    1.00%  to   1.25%   16.03% to   16.32%
December 31, 2009       508    $10.18453 to  $10.31040 $  5,239   0.69%    1.00%  to   1.25%   33.12% to   33.46%
December 31, 2008       592    $ 7.65036 to  $ 7.72535 $  4,575   0.25%    1.00%  to   1.25%  -41.18% to  -41.03%
December 31, 2007       800    $13.00621 to  $13.10033 $ 10,478   0.37%    1.00%  to   1.25%   14.32% to   14.61%

                                         PRUDENTIAL SP INTERNATIONAL GROWTH PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011       750    $ 9.06539 to  $12.48038 $  7,890   1.32%    0.65%  to   2.75%  -17.25% to  -15.47%
December 31, 2010       897    $10.95545 to  $14.97476 $ 11,237   1.51%    0.65%  to   2.75%   10.88% to   13.27%
December 31, 2009     1,213    $ 9.88082 to  $11.70611 $ 13,530   2.38%    0.65%  to   2.75%   33.38% to   36.26%
December 31, 2008     1,323    $ 7.40821 to  $ 8.59118 $ 10,961   1.60%    0.65%  to   2.75%  -51.67% to  -50.62%
December 31, 2007     3,043    $15.32754 to  $17.39805 $ 51,415   0.73%    0.65%  to   2.75%   16.24% to   18.76%

                                                 NVIT DEVELOPING MARKETS FUND
                   -------------------------------------------------------------------------------------------
December 31, 2011     4,090    $12.02783 to  $27.44307 $ 75,241   0.27%    0.65%  to   3.05%  -24.77% to  -22.91%
December 31, 2010     6,636    $15.93875 to  $35.68795 $163,952   0.00%    0.65%  to   3.05%   12.60% to   15.39%
December 31, 2009     8,668    $14.11121 to  $31.00701 $189,579   1.12%    0.65%  to   3.05%   42.41% to   61.17%
December 31, 2008     6,642    $ 8.94425 to  $19.28675 $ 86,010   0.64%    0.65%  to   2.75%  -59.02% to  -58.13%
December 31, 2007    14,104    $21.82742 to  $46.18441 $478,758   0.45%    0.65%  to   2.75%   39.55% to   42.57%

                                                  THE DOW DART 10 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011       589    $ 9.62777 to  $16.05136 $  6,772   0.00%    0.65%  to   3.05%    4.44% to    7.02%
December 31, 2010       627    $ 9.02819 to  $15.21278 $  6,798   0.00%    0.65%  to   3.05%   13.19% to   15.99%
December 31, 2009       591    $ 7.81132 to  $13.30332 $  5,447   0.00%    0.65%  to   2.65%   10.93% to   31.20%
December 31, 2008       857    $ 6.92452 to  $10.27256 $  7,084   0.00%    0.65%  to   2.50%  -30.30% to  -28.97%
December 31, 2007     1,361    $ 9.78319 to  $14.55047 $ 16,177   0.00%    0.65%  to   2.50%   -1.87% to    0.00%

                                      A81

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                           FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,183    $ 3.34499 to  $13.54166 $  7,011   0.00%    0.65%  to   3.05%  -13.62% to  -11.49%
December 31, 2010     1,563    $ 3.80786 to  $15.50170 $ 10,721   0.00%    0.65%  to   3.05%   15.37% to   18.22%
December 31, 2009     1,949    $ 3.24555 to  $13.27740 $ 11,197   0.00%    0.65%  to   2.65%   25.38% to   31.50%
December 31, 2008     1,208    $ 2.55578 to  $ 8.80712 $  4,702   0.00%    0.65%  to   2.60%  -45.29% to  -40.07%
December 31, 2007     1,492    $ 4.61460 to  $15.33676 $ 12,698   0.00%    0.65%  to   1.90%    3.68% to    5.01%

                                             GLOBAL DIVIDEND TARGET 15 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,600    $11.79985 to  $20.81269 $ 24,606   0.00%    0.65%  to   3.05%  -10.31% to   -8.09%
December 31, 2010     2,173    $13.11568 to  $22.78277 $ 36,491   0.00%    0.65%  to   3.05%    6.38% to    9.01%
December 31, 2009     3,011    $12.29106 to  $21.02664 $ 46,874   0.00%    0.65%  to   3.05%   37.18% to   44.07%
December 31, 2008     3,199    $ 9.01244 to  $15.09443 $ 36,070   0.00%    0.65%  to   2.60%  -44.27% to  -43.15%
December 31, 2007     8,705    $16.10195 to  $26.71430 $173,717   0.00%    0.65%  to   2.75%   10.21% to   12.60%

                                                  NASDAQ TARGET 15 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011       454    $ 8.30147 to  $11.92625 $  4,401   0.00%    0.65%  to   1.90%   -0.63% to    0.64%
December 31, 2010       787    $ 8.27796 to  $11.92252 $  7,702   0.00%    0.65%  to   1.90%   27.91% to   29.53%
December 31, 2009       384    $ 6.41311 to  $ 9.26007 $  2,820   0.00%    0.65%  to   1.90%   14.72% to   16.18%
December 31, 2008       501    $ 5.53942 to  $ 8.01883 $  3,179   0.00%    0.65%  to   1.90%  -51.83% to  -39.68%
December 31, 2007       857    $11.39370 to  $16.53539 $ 11,317   0.00%    0.65%  to   1.90%   19.41% to   20.94%

                                                   S&P TARGET 24 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011       818    $ 9.07967 to  $14.92824 $  9,185   0.00%    0.65%  to   3.05%    5.26% to    7.86%
December 31, 2010       915    $ 8.44778 to  $14.03783 $  9,500   0.00%    0.65%  to   3.05%   15.66% to   18.52%
December 31, 2009     1,053    $ 7.15298 to  $11.47241 $  9,289   0.00%    0.65%  to   2.65%   10.76% to   13.03%
December 31, 2008       992    $ 6.35065 to  $10.21125 $  7,753   0.00%    0.65%  to   2.50%  -29.73% to  -28.39%
December 31, 2007     1,425    $ 8.89991 to  $14.34653 $ 15,798   0.00%    0.65%  to   2.50%    1.58% to    3.52%

                                                 TARGET MANAGED VIP PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,087    $ 7.93929 to  $13.68221 $ 20,024   0.00%    0.65%  to   2.65%   -4.28% to   -2.32%
December 31, 2010     2,783    $ 8.29426 to  $14.26469 $ 27,842   0.00%    0.65%  to   2.65%   15.97% to   18.35%
December 31, 2009     3,631    $ 7.15187 to  $11.21855 $ 31,168   0.00%    0.65%  to   2.65%   10.00% to   12.26%
December 31, 2008     4,209    $ 6.45063 to  $10.05410 $ 32,278   0.00%    0.65%  to   2.60%  -46.26% to  -45.18%
December 31, 2007    12,029    $11.80803 to  $18.45100 $174,193   0.00%    0.65%  to   2.75%    6.44% to    8.76%

                                                VALUE LINE TARGET 25 PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,096    $ 2.48441 to  $10.52697 $  7,138   0.00%    0.65%  to   1.90%  -26.09% to  -25.15%
December 31, 2010     1,411    $ 3.33115 to  $14.15035 $ 12,605   0.00%    0.65%  to   1.90%   27.94% to   29.57%
December 31, 2009     1,701    $ 2.57984 to  $10.98699 $ 11,227   0.00%    0.65%  to   1.90%    5.08% to    6.42%
December 31, 2008     2,423    $ 2.43273 to  $10.38685 $ 15,210   0.00%    0.65%  to   1.90%  -55.68% to  -54.06%
December 31, 2007     3,219    $ 5.43929 to  $23.28349 $ 44,021   0.00%    0.65%  to   1.90%   15.94% to   17.43%

                                              THE DOW TARGET DIVIDEND PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,454    $ 8.20205 to  $16.25963 $ 21,739   0.00%    0.65%  to   2.75%    3.10% to    5.32%
December 31, 2010     2,628    $ 7.95543 to  $15.65834 $ 22,288   0.00%    0.65%  to   2.75%   13.30% to   15.74%
December 31, 2009     3,040    $ 7.02157 to  $13.72167 $ 22,552   0.00%    0.65%  to   2.75%   10.98% to   36.51%
December 31, 2008     3,087    $ 6.36274 to  $ 6.84383 $ 20,380   0.00%    0.65%  to   2.60%  -42.10% to  -40.93%
December 31, 2007     7,365    $10.94328 to  $11.58623 $ 82,923   0.00%    0.65%  to   2.75%   -1.68% to    0.45%

                                                      PROFUND VP ASIA 30
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,209    $11.06023 to  $23.16046 $ 21,250   0.04%    0.65%  to   2.50%  -28.82% to  -27.47%
December 31, 2010     2,413    $15.53043 to  $32.01290 $ 59,466   0.09%    0.65%  to   2.50%   11.06% to   13.17%
December 31, 2009     3,728    $13.97643 to  $28.35977 $ 82,212   1.00%    0.65%  to   2.50%   36.98% to   53.20%
December 31, 2008     2,982    $11.04280 to  $18.55842 $ 42,945   0.64%    0.65%  to   2.50%  -52.06% to  -51.14%
December 31, 2007     7,319    $21.64038 to  $38.08052 $229,468   0.07%    0.65%  to   2.75%   43.66% to   46.78%

                                                       PROFUND VP BANKS
                   -------------------------------------------------------------------------------------------
December 31, 2011       618    $ 2.89775 to  $ 4.57248 $  2,310   0.00%    0.65%  to   2.75%  -28.76% to  -27.23%
December 31, 2010     1,298    $ 4.06786 to  $13.18903 $  6,663   0.08%    0.65%  to   2.75%    5.36% to    7.63%
December 31, 2009     1,443    $ 3.86107 to  $ 5.86719 $  6,976   4.31%    0.65%  to   2.75%   -6.68% to   -4.86%
December 31, 2008     3,538    $ 4.64022 to  $ 6.18259 $ 17,950   1.62%    0.65%  to   2.50%  -48.25% to  -47.26%
December 31, 2007       978    $ 8.96638 to  $11.75272 $  9,868   3.33%    0.65%  to   2.50%  -29.10% to  -27.75%

                                      A82

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                       PROFUND VP BEAR
                   -------------------------------------------------------------------------------------------
December 31, 2011     3,843    $ 3.81882 to  $ 6.17289 $ 18,224   0.00%    0.65%  to   3.05%  -11.66% to   -9.48%
December 31, 2010     3,981    $ 4.29396 to  $ 6.81914 $ 21,390   0.00%    0.65%  to   3.05%  -20.31% to  -18.33%
December 31, 2009     5,157    $ 5.35220 to  $ 8.34973 $ 33,717   0.20%    0.65%  to   3.05%  -29.85% to  -26.27%
December 31, 2008     5,261    $ 7.60268 to  $11.65146 $ 48,699   2.01%    0.65%  to   2.50%   36.43% to   39.01%
December 31, 2007     4,417    $ 5.56702 to  $ 8.38154 $ 29,521   4.17%    0.65%  to   2.50%   -1.93% to   -0.06%

                                                   PROFUND VP BIOTECHNOLOGY
                   -------------------------------------------------------------------------------------------
December 31, 2011       444    $ 9.31427 to  $17.02324 $  4,770   0.00%    0.65%  to   1.90%    4.54% to    5.87%
December 31, 2010       570    $ 8.86479 to  $16.28406 $  5,905   0.00%    0.65%  to   1.90%    3.10% to    4.42%
December 31, 2009       790    $ 8.55424 to  $15.79374 $  7,870   0.00%    0.65%  to   1.90%    1.75% to    3.04%
December 31, 2008     2,205    $ 8.36476 to  $16.51663 $ 22,229   0.00%    0.65%  to   1.90%   -0.09% to    1.18%
December 31, 2007     1,763    $ 8.32997 to  $16.36489 $ 16,586   0.00%    0.65%  to   1.90%   -3.04% to   -1.80%

                                                  PROFUND VP BASIC MATERIALS
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,157    $10.40033 to  $18.35708 $ 17,075   0.16%    0.65%  to   3.05%  -18.71% to  -16.70%
December 31, 2010     3,099    $12.75409 to  $22.09170 $ 55,254   0.62%    0.65%  to   3.05%   25.74% to   28.85%
December 31, 2009     3,954    $10.11167 to  $17.18817 $ 55,224   0.58%    0.65%  to   3.05%   39.88% to   61.32%
December 31, 2008     2,384    $ 8.33841 to  $10.68164 $ 20,621   0.25%    0.65%  to   2.50%  -52.64% to  -51.74%
December 31, 2007     6,010    $13.55624 to  $22.18935 $111,824   0.42%    0.65%  to   2.75%   27.10% to   29.86%

                                                     PROFUND VP ULTRABULL
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,787    $ 5.18608 to  $11.10132 $ 10,990   0.00%    0.65%  to   1.90%   -6.64% to   -5.45%
December 31, 2010     1,807    $ 5.52642 to  $11.77032 $ 12,190   0.00%    0.65%  to   1.90%   19.85% to   21.37%
December 31, 2009     3,112    $ 4.58789 to  $ 9.72215 $ 17,397   1.08%    0.65%  to   1.90%   41.89% to   43.70%
December 31, 2008    11,726    $ 3.21703 to  $ 6.78269 $ 48,791   1.50%    0.65%  to   1.90%  -68.02% to  -67.61%
December 31, 2007     4,135    $10.00785 to  $20.99317 $ 49,950   0.53%    0.65%  to   1.90%   -1.07% to    0.20%

                                                       PROFUND VP BULL
                   -------------------------------------------------------------------------------------------
December 31, 2011     6,004    $ 8.80949 to  $13.68730 $ 61,306   0.00%    0.65%  to   3.05%   -3.04% to   -0.65%
December 31, 2010     5,435    $ 9.05801 to  $13.97310 $ 57,453   0.15%    0.65%  to   3.05%    9.15% to   11.85%
December 31, 2009     7,235    $ 8.27336 to  $12.67160 $ 69,109   0.80%    0.65%  to   2.75%   20.93% to   26.04%
December 31, 2008     6,812    $ 7.42681 to  $ 9.52283 $ 52,900   0.00%    0.65%  to   2.50%  -39.23% to  -38.07%
December 31, 2007    10,229    $12.11519 to  $15.41660 $128,911   0.50%    0.65%  to   2.50%    0.95% to    2.87%

                                                 PROFUND VP CONSUMER SERVICES
                   -------------------------------------------------------------------------------------------
December 31, 2011       823    $ 9.58355 to  $15.12328 $  8,369   0.00%    0.65%  to   3.05%    2.29% to    4.81%
December 31, 2010     1,604    $ 9.23618 to  $14.63446 $ 15,546   0.00%    0.65%  to   3.05%   17.69% to   20.60%
December 31, 2009       670    $ 7.73635 to  $12.30799 $  5,596   0.00%    0.65%  to   2.75%   23.34% to   29.95%
December 31, 2008       817    $ 6.01368 to  $ 8.15142 $  5,052   0.00%    0.65%  to   2.50%  -33.10% to  -31.83%
December 31, 2007       240    $ 8.91144 to  $11.98752 $  2,447   0.00%    0.65%  to   2.50%  -10.55% to   -8.85%

                                             PROFUND VP CONSUMER GOODS PORTFOLIO
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,243    $11.17801 to  $15.96959 $ 16,036   1.05%    0.65%  to   3.05%    3.69% to    6.25%
December 31, 2010     1,382    $10.74702 to  $15.06781 $ 17,148   0.91%    0.65%  to   3.05%   13.78% to   16.60%
December 31, 2009     1,551    $ 9.41587 to  $12.95546 $ 16,511   0.81%    0.65%  to   2.75%   18.22% to   25.35%
December 31, 2008     1,000    $ 8.57802 to  $10.75388 $  8,804   1.14%    0.65%  to   2.50%  -28.55% to  -27.19%
December 31, 2007     2,349    $11.90105 to  $14.80676 $ 30,124   0.81%    0.65%  to   2.50%    4.89% to    6.89%

                                                     PROFUND VP OIL & GAS
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,056    $12.97271 to  $27.17321 $ 43,737   0.17%    0.65%  to   3.05%   -0.87% to    1.58%
December 31, 2010     3,005    $13.04571 to  $26.81707 $ 64,390   0.44%    0.65%  to   3.05%   14.17% to   17.00%
December 31, 2009     3,395    $11.39110 to  $22.97908 $ 62,591   0.00%    0.65%  to   3.05%   12.32% to   15.91%
December 31, 2008     3,492    $14.44920 to  $20.07614 $ 55,622   0.00%    0.65%  to   2.50%  -38.53% to  -37.36%
December 31, 2007     7,071    $16.54018 to  $32.13077 $188,298   0.00%    0.65%  to   2.75%   28.81% to   31.61%

                                                     PROFUND VP EUROPE 30
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,176    $ 7.29348 to  $14.31060 $ 11,042   1.12%    0.65%  to   2.75%  -11.39% to   -9.48%
December 31, 2010     3,144    $ 8.10586 to  $15.84851 $ 34,024   1.87%    0.65%  to   2.75%   -0.19% to    1.97%
December 31, 2009     4,394    $ 7.99780 to  $15.58204 $ 46,899   3.41%    0.65%  to   2.75%   28.65% to   34.35%
December 31, 2008     2,290    $ 6.12200 to  $11.88516 $ 18,076   1.83%    0.65%  to   2.50%  -45.41% to  -44.37%
December 31, 2007     5,888    $11.07157 to  $21.41832 $ 92,832   1.86%    0.65%  to   2.50%   11.70% to   13.83%

                                      A83

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                    PROFUND VP FINANCIALS
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,806    $ 4.60421 to  $12.13849 $ 10,764    0.00%   0.65%  to   3.05%  -16.46% to  -14.39%
December 31, 2010     2,567    $ 5.49417 to  $14.23623 $ 18,134    0.30%   0.65%  to   3.05%    7.55% to   10.21%
December 31, 2009     2,798    $ 5.11801 to  $12.96974 $ 17,959    2.16%   0.65%  to   3.05%   11.96% to   31.98%
December 31, 2008     3,061    $ 4.93780 to  $ 6.48378 $ 16,869    1.36%   0.65%  to   2.50%  -51.78% to  -50.86%
December 31, 2007     1,779    $10.12613 to  $13.22887 $ 20,400    0.97%   0.65%  to   2.50%  -21.15% to  -19.64%

                                               PROFUND VP U.S. GOVERNMENT PLUS
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,260    $13.14239 to  $21.13300 $ 42,390    0.14%   0.65%  to   3.05%   39.16% to   42.58%
December 31, 2010     2,138    $ 9.44439 to  $14.82157 $ 28,659    0.42%   0.65%  to   3.05%    6.75% to    9.39%
December 31, 2009     2,832    $ 8.84748 to  $13.54962 $ 35,006    0.05%   0.65%  to   3.05%  -34.47% to   -9.91%
December 31, 2008     5,491    $15.35403 to  $20.24014 $102,443    1.74%   0.65%  to   2.65%   45.77% to   48.76%
December 31, 2007     7,087    $10.53295 to  $13.60595 $ 87,800    3.52%   0.65%  to   2.65%    7.19% to    9.40%

                                                    PROFUND VP HEALTH CARE
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,723    $ 9.20016 to  $14.27648 $ 17,794    0.26%   0.65%  to   2.75%    7.09% to    9.40%
December 31, 2010     1,736    $ 8.47370 to  $13.10274 $ 16,609    0.39%   0.65%  to   2.75%    0.02% to    2.18%
December 31, 2009     2,394    $ 8.35640 to  $12.78830 $ 22,452    0.50%   0.65%  to   2.75%   16.27% to   28.18%
December 31, 2008     2,730    $ 7.08869 to  $ 9.84534 $ 21,152    0.45%   0.65%  to   2.50%  -26.19% to  -24.79%
December 31, 2007     5,321    $ 9.49653 to  $13.12280 $ 57,795    0.00%   0.65%  to   2.50%    3.90% to    5.88%

                                                  ACCESS VP HIGH YIELD FUND
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,808    $14.43990 to  $15.71178 $ 41,868    0.73%   0.65%  to   1.90%    0.80% to    2.08%
December 31, 2010     1,291    $14.32566 to  $15.39199 $ 18,992   14.74%   0.65%  to   1.90%   14.16% to   15.62%
December 31, 2009     1,388    $12.54825 to  $13.31281 $ 17,790    9.63%   0.65%  to   1.90%   14.69% to   16.15%
December 31, 2008     1,961    $10.94080 to  $11.46149 $ 21,798    6.62%   0.65%  to   1.90%   -6.46% to   -5.26%
December 31, 2007     2,274    $11.58477 to  $12.09846 $ 26,924    7.03%   0.65%  to   2.25%    2.81% to    4.50%

                                                    PROFUND VP INDUSTRIALS
                   -------------------------------------------------------------------------------------------
December 31, 2011       752    $ 9.55071 to  $15.70088 $  9,130    0.37%   0.65%  to   2.75%   -4.48% to   -2.42%
December 31, 2010     1,255    $ 9.99885 to  $16.13119 $ 15,943    0.31%   0.65%  to   2.75%   20.35% to   22.94%
December 31, 2009     1,348    $ 8.30824 to  $13.15379 $ 14,190    0.76%   0.65%  to   2.75%   20.69% to   27.28%
December 31, 2008     1,045    $ 7.93126 to  $10.69572 $  8,678    0.05%   0.65%  to   2.50%  -41.98% to  -40.87%
December 31, 2007     1,594    $13.55087 to  $18.13551 $ 23,481    0.00%   0.65%  to   2.50%    8.92% to   10.99%

                                                     PROFUND VP INTERNET
                   -------------------------------------------------------------------------------------------
December 31, 2011       176    $23.52770 to  $28.10825 $  4,213    0.00%   0.65%  to   1.90%   -8.68% to   -7.51%
December 31, 2010       651    $25.69739 to  $30.46840 $ 16,904    0.00%   0.65%  to   1.90%   32.71% to   34.40%
December 31, 2009       745    $19.31472 to  $22.72756 $ 14,521    0.00%   0.65%  to   1.90%   73.91% to   76.13%
December 31, 2008       208    $11.07782 to  $12.93669 $  2,322    0.00%   0.65%  to   1.90%  -45.88% to  -45.19%
December 31, 2007       647    $20.41623 to  $23.66106 $ 13,299    0.62%   0.65%  to   1.90%    8.08% to    9.47%

                                                       PROFUND VP JAPAN
                   -------------------------------------------------------------------------------------------
December 31, 2011       753    $ 5.62108 to  $ 9.03462 $  4,800    0.00%   0.65%  to   2.75%  -20.78% to  -19.07%
December 31, 2010     1,286    $ 7.09529 to  $11.19134 $ 10,269    0.00%   0.65%  to   2.75%   -9.10% to   -7.14%
December 31, 2009     1,569    $ 7.80589 to  $12.08246 $ 13,550    0.62%   0.65%  to   2.75%    7.29% to   11.24%
December 31, 2008     1,374    $ 7.47329 to  $11.05065 $ 10,845   12.46%   0.65%  to   2.50%  -42.33% to  -41.23%
December 31, 2007     1,734    $12.84546 to  $18.85032 $ 24,755    4.66%   0.65%  to   2.50%  -12.26% to  -10.58%

                                                  PROFUND VP PRECIOUS METALS
                   -------------------------------------------------------------------------------------------
December 31, 2011     4,194    $13.45111 to  $21.85992 $ 75,281    0.00%   0.65%  to   2.75%  -21.43% to  -19.74%
December 31, 2010     6,200    $17.12050 to  $27.30455 $140,602    0.00%   0.65%  to   2.75%   29.28% to   32.07%
December 31, 2009     6,318    $13.24324 to  $20.72703 $109,841    0.89%   0.65%  to   2.75%   31.60% to   36.71%
December 31, 2008     6,241    $10.53746 to  $15.45524 $ 81,177    2.85%   0.65%  to   2.50%  -32.49% to  -31.21%
December 31, 2007     8,057    $14.94561 to  $22.52410 $155,610    3.56%   0.65%  to   2.75%   19.07% to   21.66%

                                                  PROFUND VP MID-CAP GROWTH
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,360    $11.18060 to  $17.55915 $ 31,800    0.00%   0.65%  to   3.05%   -5.85% to   -3.52%
December 31, 2010     4,928    $11.83875 to  $18.24645 $ 69,920    0.00%   0.65%  to   3.05%   24.50% to   27.58%
December 31, 2009     3,961    $ 9.47940 to  $14.33773 $ 43,819    0.00%   0.65%  to   3.05%   25.88% to   37.42%
December 31, 2008     2,369    $ 7.04708 to  $10.45994 $ 19,189    0.00%   0.65%  to   2.75%  -40.50% to  -39.21%
December 31, 2007     4,690    $11.84301 to  $17.24942 $ 64,542    0.00%   0.65%  to   2.75%    8.66% to   11.01%

                                      A84

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                  PROFUND VP MID-CAP VALUE
                   ------------------------------------------------------------------------------------------
December 31, 2011     1,920    $ 9.82848 to  $17.40933 $25,104   0.17%    0.65%  to   2.75%   -6.56% to   -4.55%
December 31, 2010     2,069    $10.51873 to  $18.28464 $28,287   0.59%    0.65%  to   2.75%   17.14% to   19.67%
December 31, 2009     2,944    $ 8.97953 to  $15.31796 $33,809   1.28%    0.65%  to   2.75%   27.27% to   30.02%
December 31, 2008     2,052    $ 8.58307 to  $11.81078 $18,308   0.00%    0.65%  to   2.50%  -37.89% to  -36.71%
December 31, 2007     4,473    $13.70000 to  $18.70876 $65,127   0.40%    0.65%  to   2.50%   -1.57% to    0.31%

                                                 PROFUND VP PHARMACEUTICALS
                   ------------------------------------------------------------------------------------------
December 31, 2011     1,404    $ 8.56033 to  $14.65825 $12,351   1.40%    0.65%  to   2.65%   13.06% to   15.38%
December 31, 2010       650    $ 7.49464 to  $12.88568 $ 5,086   4.35%    0.65%  to   2.75%   -2.28% to   -0.18%
December 31, 2009     1,422    $ 7.58424 to  $ 9.17992 $11,294   1.32%    0.65%  to   2.65%   13.80% to   16.14%
December 31, 2008     1,292    $ 6.59683 to  $ 7.92536 $ 8,813   1.89%    0.65%  to   2.50%  -21.52% to  -20.03%
December 31, 2007     1,426    $ 8.33325 to  $10.00645 $12,439   1.10%    0.65%  to   2.50%   -0.25% to    1.65%

                                                   PROFUND VP REAL ESTATE
                   ------------------------------------------------------------------------------------------
December 31, 2011       759    $ 9.89831 to  $19.19485 $12,605   0.00%    0.65%  to   3.05%    1.56% to    4.07%
December 31, 2010     1,045    $ 9.71615 to  $18.44425 $16,643   3.52%    0.65%  to   3.05%   20.89% to   23.88%
December 31, 2009     1,325    $ 8.01222 to  $14.88884 $17,219   3.84%    0.65%  to   2.75%   24.38% to   45.92%
December 31, 2008     1,212    $ 7.85776 to  $11.71721 $12,620   0.00%    0.65%  to   2.50%  -42.73% to  -41.64%
December 31, 2007     1,572    $13.72045 to  $20.07626 $28,411   0.91%    0.65%  to   2.50%  -21.63% to  -20.14%

                                             PROFUND VP RISING RATES OPPORTUNITY
                   ------------------------------------------------------------------------------------------
December 31, 2011     4,829    $ 2.44059 to  $ 5.15157 $12,551   0.00%    0.65%  to   3.05%  -39.41% to  -37.91%
December 31, 2010     8,233    $ 3.97042 to  $ 8.41509 $34,707   0.00%    0.65%  to   3.05%  -18.59% to  -16.57%
December 31, 2009     6,287    $ 4.80759 to  $10.23100 $32,417   0.57%    0.65%  to   3.05%    0.53% to   31.33%
December 31, 2008     4,730    $ 3.69802 to  $ 4.68636 $18,310   5.99%    0.65%  to   2.50%  -39.53% to  -38.38%
December 31, 2007     5,407    $ 6.06214 to  $ 7.67436 $35,126   4.72%    0.65%  to   2.50%   -7.58% to   -5.82%

                                                    PROFUND VP NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2011     2,758    $ 6.38058 to  $17.93351 $25,610   0.00%    0.65%  to   2.50%   -1.08% to    0.80%
December 31, 2010     4,005    $ 6.37824 to  $17.83649 $38,551   0.00%    0.65%  to   2.50%   15.29% to   17.48%
December 31, 2009     5,151    $ 5.47064 to  $15.22145 $41,559   0.00%    0.65%  to   2.50%   30.08% to   51.02%
December 31, 2008     3,874    $ 3.64996 to  $10.10445 $19,350   0.00%    0.65%  to   2.50%  -43.92% to  -42.86%
December 31, 2007     8,873    $ 6.43605 to  $17.72715 $94,213   0.00%    0.65%  to   2.50%   14.67% to   16.86%

                                                  PROFUND VP SEMICONDUCTOR
                   ------------------------------------------------------------------------------------------
December 31, 2011       246    $ 6.11890 to  $10.41920 $ 1,531   0.08%    0.65%  to   1.90%   -5.72% to   -4.52%
December 31, 2010       387    $ 6.47385 to  $11.00687 $ 2,546   1.12%    0.65%  to   1.90%   10.27% to   11.67%
December 31, 2009     1,313    $ 5.85592 to  $ 9.94113 $ 7,787   0.00%    0.65%  to   1.90%   60.87% to   62.92%
December 31, 2008       330    $ 3.63084 to  $ 6.15450 $ 1,209   0.00%    0.65%  to   1.90%  -50.75% to  -50.12%
December 31, 2007       707    $ 7.35362 to  $12.83893 $ 5,296   0.00%    0.65%  to   1.90%    5.03% to    6.38%

                                                 PROFUND VP SMALL-CAP GROWTH
                   ------------------------------------------------------------------------------------------
December 31, 2011     2,476    $10.64374 to  $18.95717 $35,338   0.00%    0.65%  to   3.05%   -1.80% to    0.62%
December 31, 2010     3,712    $10.80573 to  $18.88706 $54,220   0.00%    0.65%  to   3.05%   21.89% to   24.91%
December 31, 2009     3,213    $ 8.83752 to  $15.15895 $37,533   0.00%    0.65%  to   2.75%   22.70% to   25.73%
December 31, 2008     2,498    $ 7.20263 to  $12.12382 $23,413   0.00%    0.65%  to   2.75%  -35.85% to  -34.46%
December 31, 2007     2,403    $11.22750 to  $18.54517 $36,925   0.00%    0.65%  to   2.75%    1.18% to    3.38%

                                                  PROFUND VP SHORT MID-CAP
                   ------------------------------------------------------------------------------------------
December 31, 2011       601    $ 4.16456 to  $ 4.55713 $ 2,614   0.00%    0.65%  to   1.90%   -9.97% to   -8.82%
December 31, 2010       374    $ 4.62566 to  $ 4.99814 $ 1,769   0.00%    0.65%  to   1.90%  -27.25% to  -26.33%
December 31, 2009       519    $ 6.35873 to  $ 6.78413 $ 3,363   0.24%    0.65%  to   1.90%  -36.62% to  -35.81%
December 31, 2008       332    $10.03297 to  $10.56935 $ 3,403   2.18%    0.65%  to   1.90%   29.33% to   30.97%
December 31, 2007       183    $ 7.75791 to  $ 8.06997 $ 1,437   5.33%    0.65%  to   1.90%   -4.71% to   -3.49%

                                                 PROFUND VP SHORT NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2011     2,783    $ 2.54776 to  $ 4.80778 $ 8,013   0.00%    0.65%  to   2.50%  -12.71% to  -11.06%
December 31, 2010     2,019    $ 2.91573 to  $ 5.48258 $ 6,671   0.00%    0.65%  to   2.50%  -23.16% to  -21.70%
December 31, 2009     2,233    $ 3.79052 to  $ 7.10204 $ 9,506   0.56%    0.65%  to   2.50%  -42.15% to  -28.89%
December 31, 2008     1,617    $ 6.54522 to  $10.15367 $11,639   3.95%    0.65%  to   2.50%   44.46% to   47.20%
December 31, 2007     2,314    $ 4.52611 to  $ 6.96446 $11,446   6.82%    0.65%  to   2.50%  -13.78% to  -12.13%

                                      A85

                                  AT YEAR ENDED                                FOR YEAR ENDED
                   -------------------------------------------  -----------------------------------------------
                      UNITS                              NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  -------- ---------- -----------------  ------------------
                                                  PROFUND VP SHORT SMALL-CAP
                   -------------------------------------------------------------------------------------------
December 31, 2011       986    $ 4.04658 to  $ 4.42795 $  4,131   0.00%    0.65%  to   1.90%  -10.81% to   -9.68%
December 31, 2010       841    $ 4.53713 to  $ 4.90256 $  3,928   0.00%    0.65%  to   1.90%  -30.30% to  -29.41%
December 31, 2009     1,098    $ 6.50915 to  $ 6.94472 $  7,385   0.21%    0.65%  to   1.90%  -33.66% to  -32.81%
December 31, 2008       495    $ 9.81160 to  $10.33629 $  4,953   5.17%    0.65%  to   1.90%   21.73% to   23.27%
December 31, 2007     1,563    $ 8.06040 to  $ 8.38481 $ 12,742   3.07%    0.65%  to   1.90%    2.54% to    3.85%

                                                  PROFUND VP SMALL-CAP VALUE
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,619    $ 9.29122 to  $16.77683 $ 18,881   0.00%    0.65%  to   3.05%   -7.02% to   -4.73%
December 31, 2010     1,787    $ 9.96215 to  $17.65318 $ 22,663   0.19%    0.65%  to   3.05%   18.38% to   21.31%
December 31, 2009     1,491    $ 8.38937 to  $14.58909 $ 15,703   0.43%    0.65%  to   3.05%   17.09% to   24.57%
December 31, 2008     1,883    $ 7.16486 to  $12.22696 $ 16,517   0.00%    0.65%  to   2.75%  -32.59% to  -31.13%
December 31, 2007     2,208    $10.62939 to  $17.79955 $ 30,154   0.00%    0.65%  to   2.75%   -9.79% to   -7.83%

                                                    PROFUND VP TECHNOLOGY
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,409    $ 5.43417 to  $14.47563 $ 10,484   0.00%    0.65%  to   1.90%   -3.24% to   -2.01%
December 31, 2010     1,440    $ 5.58758 to  $14.89923 $ 10,700   0.00%    0.65%  to   1.90%    8.63% to   10.01%
December 31, 2009     2,843    $ 5.11764 to  $13.66005 $ 19,609   0.00%    0.65%  to   1.90%   58.36% to   60.38%
December 31, 2008       994    $ 3.21528 to  $ 8.59101 $  3,966   0.00%    0.65%  to   1.90%  -45.41% to  -44.72%
December 31, 2007     3,423    $ 5.86031 to  $16.16945 $ 27,215   0.00%    0.65%  to   1.90%   12.23% to   13.66%

                                                PROFUND VP TELECOMMUNICATIONS
                   -------------------------------------------------------------------------------------------
December 31, 2011       897    $ 5.11203 to  $12.72244 $  7,237   3.20%    0.65%  to   3.05%   -1.23% to    1.21%
December 31, 2010     1,767    $ 5.08947 to  $12.69183 $ 14,077   3.29%    0.65%  to   3.05%   12.16% to   14.93%
December 31, 2009     1,333    $ 4.46180 to  $11.14929 $  9,185   5.28%    0.65%  to   3.05%    4.37% to    9.32%
December 31, 2008     2,329    $ 4.21647 to  $10.55780 $ 13,153   5.78%    0.65%  to   2.50%  -36.06% to  -34.85%
December 31, 2007     3,378    $ 6.52098 to  $16.36117 $ 35,538   0.73%    0.65%  to   2.75%    5.40% to    7.69%

                                                   PROFUND VP ULTRAMID-CAP
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,282    $10.28371 to  $19.88226 $ 14,754   0.00%    0.65%  to   2.50%  -15.81% to  -14.21%
December 31, 2010     2,834    $12.10861 to  $23.50605 $ 38,606   0.00%    0.65%  to   2.50%   45.94% to   48.70%
December 31, 2009     3,144    $ 8.22543 to  $16.03277 $ 29,691   0.07%    0.65%  to   2.50%   60.90% to   64.71%
December 31, 2008     4,156    $ 5.04475 to  $ 9.13338 $ 22,755   1.09%    0.65%  to   2.50%  -68.29% to  -67.69%
December 31, 2007     3,252    $15.77244 to  $28.33786 $ 64,812   0.27%    0.65%  to   2.50%    3.30% to    5.28%

                                                  PROFUND VP ULTRANASDAQ-100
                   -------------------------------------------------------------------------------------------
December 31, 2011    13,474    $ 0.82312 to  $19.23735 $ 26,978   0.00%    0.65%  to   1.90%   -3.07% to   -1.83%
December 31, 2010    17,474    $ 0.84364 to  $19.64633 $ 29,713   0.00%    0.65%  to   1.90%   32.65% to   34.34%
December 31, 2009    22,194    $ 0.63185 to  $14.66108 $ 28,050   0.00%    0.65%  to   1.90%  115.18% to  117.93%
December 31, 2008    26,435    $ 0.29163 to  $ 6.74463 $ 18,670   0.00%    0.65%  to   1.90%  -73.27% to  -72.92%
December 31, 2007    39,702    $ 1.08370 to  $24.97224 $ 94,290   0.00%    0.65%  to   1.90%   26.03% to   27.64%

                                                  PROFUND VP ULTRASMALL-CAP
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,128    $ 6.79487 to  $14.93733 $  8,671   0.00%    0.65%  to   1.90%  -20.37% to  -19.36%
December 31, 2010     1,784    $ 8.49027 to  $18.57003 $ 17,476   0.00%    0.65%  to   1.90%   45.62% to   47.48%
December 31, 2009     1,693    $ 5.80079 to  $12.62369 $ 11,107   0.13%    0.65%  to   1.90%   37.51% to   39.27%
December 31, 2008     3,980    $ 4.19697 to  $ 9.08724 $ 19,692   1.40%    0.65%  to   1.90%  -66.83% to  -66.41%
December 31, 2007     1,630    $12.58880 to  $27.11850 $ 22,492   1.00%    0.65%  to   1.90%  -14.84% to  -13.75%

                                                     PROFUND VP UTILITIES
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,537    $11.75730 to  $21.46105 $ 36,724   2.34%    0.65%  to   3.05%   13.93% to   16.75%
December 31, 2010     2,039    $10.14721 to  $18.42886 $ 25,613   2.48%    0.65%  to   3.05%    2.72% to    5.26%
December 31, 2009     2,236    $ 9.71332 to  $17.55192 $ 26,844   4.33%    0.65%  to   3.05%    7.69% to   19.76%
December 31, 2008     3,027    $ 8.89627 to  $15.99426 $ 32,251   1.91%    0.65%  to   2.50%  -32.43% to  -31.15%
December 31, 2007    10,701    $13.01933 to  $23.28866 $183,429   1.08%    0.65%  to   2.75%   12.60% to   15.04%

                                                 PROFUND VP LARGE-CAP GROWTH
                   -------------------------------------------------------------------------------------------
December 31, 2011     2,571    $ 9.64061 to  $14.55084 $ 27,419   0.00%    0.65%  to   2.75%    0.30% to    2.46%
December 31, 2010     3,155    $ 9.61183 to  $14.25876 $ 33,212   0.07%    0.65%  to   2.75%   10.07% to   12.45%
December 31, 2009     4,505    $ 8.73218 to  $12.73159 $ 42,362   0.00%    0.65%  to   2.75%   25.25% to   28.89%
December 31, 2008     3,080    $ 7.11080 to  $ 7.68284 $ 22,796   0.00%    0.65%  to   2.50%  -37.13% to  -35.94%
December 31, 2007     6,418    $11.31071 to  $11.99261 $ 74,681   0.00%    0.65%  to   2.50%    4.27% to    6.26%

                                      A86

                                 AT YEAR ENDED                                FOR YEAR ENDED
                   ------------------------------------------  -----------------------------------------------
                      UNITS                             NET    INVESTMENT
                   OUTSTANDING       UNIT VALUE        ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST     (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ------- ---------- -----------------  ------------------
                                                 PROFUND VP LARGE-CAP VALUE
                   ------------------------------------------------------------------------------------------
December 31, 2011     2,107    $ 8.14400 to  $13.95444 $19,187   0.82%    0.65%  to   3.05%   -4.28% to   -1.92%
December 31, 2010     3,322    $ 8.48241 to  $14.28505 $30,816   1.18%    0.65%  to   3.05%    9.45% to   12.16%
December 31, 2009     3,399    $ 7.72597 to  $12.70102 $28,211   2.43%    0.65%  to   3.05%   16.18% to   26.58%
December 31, 2008     4,442    $ 6.82238 to  $ 7.37137 $31,631   2.09%    0.65%  to   2.50%  -41.95% to  -40.85%
December 31, 2007     5,754    $11.48634 to  $12.46217 $69,711   0.50%    0.65%  to   2.75%   -2.62% to   -0.51%

                                                        RYDEX VT NOVA
                   ------------------------------------------------------------------------------------------
December 31, 2011       262    $ 5.23427 to  $12.08380 $ 1,381   0.04%    0.65%  to   1.65%   -2.79% to   -1.81%
December 31, 2010       326    $ 5.37110 to  $12.43119 $ 1,760   0.20%    0.11%  to   1.65%   17.99% to   19.18%
December 31, 2009       418    $ 4.54061 to  $10.53588 $ 1,906   0.92%    0.65%  to   1.65%   33.27% to   34.63%
December 31, 2008       525    $ 3.39843 to  $ 7.90563 $ 1,791   0.33%    0.65%  to   1.65%  -55.23% to  -54.77%
December 31, 2007       670    $ 7.57123 to  $17.65749 $ 5,109   1.17%    0.65%  to   1.65%   -0.55% to    0.47%

                                                     RYDEX VT NASDAQ-100
                   ------------------------------------------------------------------------------------------
December 31, 2011     1,158    $ 5.17914 to  $17.25682 $ 8,764   0.00%    0.65%  to   1.65%    0.49% to    1.51%
December 31, 2010     1,398    $ 5.13325 to  $17.17328 $10,507   0.00%    0.65%  to   1.65%   16.53% to   17.71%
December 31, 2009     1,752    $ 4.38717 to  $14.73705 $11,271   0.00%    0.65%  to   1.65%   49.49% to   51.01%
December 31, 2008     2,078    $ 2.92280 to  $ 9.85794 $ 8,918   0.15%    0.65%  to   1.65%  -42.87% to  -42.29%
December 31, 2007     2,687    $ 5.09569 to  $17.25647 $20,181   0.07%    0.65%  to   1.65%   15.87% to   17.05%

                                              RYDEX VT INVERSE S&P 500 STRATEGY
                   ------------------------------------------------------------------------------------------
December 31, 2011        20    $ 4.22083 to  $ 6.47588 $   121   0.00%    1.00%  to   1.65%  -10.54% to   -9.95%
December 31, 2010        22    $ 4.71817 to  $ 7.19150 $   149   0.00%    1.00%  to   1.65%  -18.33% to  -17.79%
December 31, 2009        24    $ 5.77719 to  $ 8.74769 $   202   0.00%    1.00%  to   1.65%  -28.75% to  -28.27%
December 31, 2008        35    $ 8.10781 to  $12.19613 $   414   0.59%    1.00%  to   1.65%   36.95% to   37.85%
December 31, 2007        56    $ 8.54195 to  $ 8.84708 $   480   4.26%    1.00%  to   1.40%   -0.59% to   -0.18%

                                     INVESCO V.I. DYNAMICS FUND (EXPIRED APRIL 29, 2011)
                   ------------------------------------------------------------------------------------------
December 31, 2011         0    $       0 to  $       0 $     0   0.00%    0.65%  to   3.05%   10.85% to   11.74%
December 31, 2010     2,006    $ 8.52661 to  $18.64783 $24,582   0.00%    0.65%  to   3.05%   20.05% to   23.02%
December 31, 2009     2,469    $ 6.97322 to  $15.19661 $24,433   0.00%    0.65%  to   3.05%   30.15% to   41.52%
December 31, 2008     2,560    $ 4.95742 to  $10.76542 $17,328   0.00%    0.65%  to   2.75%  -49.51% to  -48.42%
December 31, 2007     4,321    $ 9.66892 to  $20.92249 $61,007   0.00%    0.65%  to   2.75%    9.08% to   11.45%

                                INVESCO V.I. FINANCIAL SERVICES FUND (EXPIRED APRIL 29, 2011)
                   ------------------------------------------------------------------------------------------
December 31, 2011         0    $       0 to  $       0 $     0   0.18%    0.65%  to   3.05%    5.00% to    5.84%
December 31, 2010     2,884    $ 4.78106 to  $15.12164 $18,789   0.10%    0.65%  to   3.05%    6.95% to    9.60%
December 31, 2009     3,327    $ 4.45647 to  $13.99437 $20,104   3.70%    0.65%  to   3.05%   23.92% to   39.95%
December 31, 2008     2,370    $ 3.61742 to  $ 5.65022 $11,756   2.27%    0.65%  to   2.60%  -60.50% to  -59.71%
December 31, 2007     3,135    $ 9.11943 to  $14.02284 $39,355   1.50%    0.65%  to   2.75%  -24.37% to  -22.72%

                                            INVESCO V.I. GLOBAL HEALTH CARE FUND
                   ------------------------------------------------------------------------------------------
December 31, 2011     2,169    $11.06847 to  $15.80162 $29,771   0.00%    0.65%  to   3.05%    0.79% to    3.28%
December 31, 2010     2,704    $10.93718 to  $15.30048 $36,405   0.00%    0.65%  to   3.05%    2.08% to    4.61%
December 31, 2009     3,695    $10.61747 to  $14.62641 $47,164   0.37%    0.65%  to   3.05%   24.17% to   28.18%
December 31, 2008     3,967    $ 8.60158 to  $11.53093 $41,085   0.00%    0.65%  to   2.60%  -30.48% to  -29.08%
December 31, 2007     6,151    $12.88139 to  $16.25993 $90,893   0.00%    0.65%  to   2.50%    9.04% to   11.12%

                                                INVESCO V.I. TECHNOLOGY FUND
                   ------------------------------------------------------------------------------------------
December 31, 2011     3,794    $ 3.71853 to  $14.65886 $23,148   0.16%    0.65%  to   1.90%   -6.85% to   -5.67%
December 31, 2010     5,380    $ 3.96587 to  $15.73766 $36,193   0.00%    0.65%  to   1.90%   19.00% to   20.52%
December 31, 2009     5,998    $ 3.31069 to  $13.61352 $33,198   0.00%    0.65%  to   1.90%   54.41% to   56.37%
December 31, 2008     6,278    $ 2.12999 to  $ 8.78071 $21,443   0.00%    0.65%  to   1.90%  -45.56% to  -37.36%
December 31, 2007     8,248    $ 3.88682 to  $16.06382 $51,563   0.00%    0.65%  to   1.90%    5.65% to    7.00%

                                    WELLS FARGO ADVANTAGE VT INDEX ASSET ALLOCATION FUND
                   ------------------------------------------------------------------------------------------
December 31, 2011     1,036    $11.98600 to  $25.63242 $26,487   3.02%    1.40%  to   2.25%    4.09% to    5.00%
December 31, 2010     1,250    $11.51455 to  $24.41236 $30,449   1.76%    1.25%  to   2.25%   10.74% to   11.88%
December 31, 2009     1,524    $10.37402 to  $21.85441 $33,168   2.03%    1.40%  to   2.25%   12.86% to   13.84%
December 31, 2008     1,905    $ 9.16874 to  $19.19763 $36,415   2.38%    1.40%  to   2.25%  -30.71% to  -30.11%
December 31, 2007     2,721    $13.19876 to  $27.46722 $73,917   2.17%    1.40%  to   2.25%    5.16% to    6.08%

                                      A87

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                             WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 2
                   ---------------------------------------------------------------------------------------------
December 31, 2011        100   $ 6.77169 to  $11.61649 $      679    0.10%   1.40%  to   2.15%  -14.78% to  -14.13%
December 31, 2010        111   $ 7.88580 to  $13.56214 $      883    0.63%   1.40%  to   2.15%   12.48% to   13.34%
December 31, 2009        126   $ 6.95768 to  $11.99634 $      887    2.95%   1.40%  to   2.15%   10.23% to   11.08%
December 31, 2008        154   $ 6.26371 to  $10.82731 $      971    1.97%   1.40%  to   2.15%  -44.62% to  -44.20%
December 31, 2007        228   $11.22464 to  $19.45215 $    2,740    0.01%   1.25%  to   2.15%   10.22% to   11.24%

                               WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 2
                   ---------------------------------------------------------------------------------------------
December 31, 2011        130   $13.07900 to  $21.78391 $    1,708    0.00%   1.40%  to   1.90%   -6.41% to   -5.93%
December 31, 2010        162   $13.90329 to  $23.21580 $    2,273    0.00%   1.40%  to   1.90%   24.37% to   25.00%
December 31, 2009        201   $11.12275 to  $18.61993 $    2,251    0.00%   1.40%  to   1.90%   49.74% to   50.51%
December 31, 2008        228   $ 7.39012 to  $12.40296 $    1,700    0.00%   1.40%  to   1.90%  -42.54% to  -42.24%
December 31, 2007        337   $12.79553 to  $21.52963 $    4,545    0.00%   1.40%  to   1.90%   11.64% to   12.21%

                                           WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND
                   ---------------------------------------------------------------------------------------------
December 31, 2011        295   $13.07769 to  $18.07844 $    5,324    2.68%   1.40%  to   2.25%    5.87% to    6.78%
December 31, 2010        361   $12.35312 to  $16.92992 $    6,105    3.39%   1.40%  to   2.25%    4.62% to    5.53%
December 31, 2009        437   $11.80780 to  $16.04293 $    6,989    4.57%   1.40%  to   2.25%    9.49% to   10.44%
December 31, 2008        565   $10.78418 to  $14.52591 $    8,185    4.78%   1.40%  to   2.25%    0.07% to    0.94%
December 31, 2007        726   $10.77628 to  $14.39016 $   10,375    4.59%   1.40%  to   2.25%    3.76% to    4.67%

                                           AST FIRST TRUST BALANCED TARGET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    134,050   $ 8.91636 to  $13.65642 $1,294,670    1.74%   0.65%  to   3.05%   -4.50% to   -2.15%
December 31, 2010    167,521   $ 9.33203 to  $14.01210 $1,674,836    1.62%   0.65%  to   3.05%   10.88% to   13.62%
December 31, 2009    148,290   $ 8.41215 to  $12.38228 $1,315,842    3.73%   0.65%  to   3.05%   20.14% to   23.66%
December 31, 2008     76,075   $ 7.00219 to  $ 7.48653 $  546,916    2.31%   0.65%  to   3.00%  -36.46% to  -26.81%
December 31, 2007    102,271   $11.01941 to  $11.50219 $1,144,841    0.50%   0.65%  to   3.00%    5.28% to    7.85%

                                     AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    183,236   $ 8.24527 to  $13.37845 $1,644,213    1.14%   0.65%  to   3.05%   -9.07% to   -6.82%
December 31, 2010    259,219   $ 9.04913 to  $14.41610 $2,535,432    0.95%   0.65%  to   3.05%   15.39% to   18.25%
December 31, 2009    227,307   $ 7.82586 to  $12.24100 $1,893,633    2.14%   0.65%  to   3.05%   20.93% to   25.16%
December 31, 2008     93,603   $ 6.39444 to  $ 6.88895 $  618,387    1.26%   0.65%  to   3.00%  -42.49% to  -35.86%
December 31, 2007    122,279   $11.20422 to  $11.69500 $1,390,643    0.30%   0.65%  to   3.00%    8.06% to   10.69%

                                               AST ADVANCED STRATEGIES PORTFOLIO
                   ---------------------------------------------------------------------------------------------
December 31, 2011    141,350   $ 9.65579 to  $13.93170 $1,522,265    1.01%   0.65%  to   3.05%   -2.94% to   -0.54%
December 31, 2010    171,067   $ 9.92738 to  $14.06363 $1,876,266    1.09%   0.65%  to   3.05%   10.24% to   12.97%
December 31, 2009    151,015   $ 8.98668 to  $12.49970 $1,479,256    2.84%   0.65%  to   3.05%   22.42% to   25.38%
December 31, 2008     91,625   $ 7.32986 to  $ 8.15235 $  717,306    1.95%   0.65%  to   3.00%  -31.91% to  -26.68%
December 31, 2007    106,913   $11.19878 to  $11.68950 $1,216,236    0.48%   0.65%  to   3.00%    6.20% to    8.79%

                                         COLUMBIA VARIABLE PORTFOLIO - HIGH INCOME FUND
                   ---------------------------------------------------------------------------------------------
December 31, 2011         14   $13.43172 to  $13.43172 $      193    6.93%   1.00%  to   1.00%    5.51% to    5.51%
December 31, 2010         19   $12.73069 to  $12.73069 $      248    8.04%   1.00%  to   1.00%   10.84% to   10.84%
December 31, 2009         23   $11.48603 to  $11.48603 $      264   10.99%   1.00%  to   1.00%   42.71% to   42.71%
December 31, 2008         31   $ 8.04841 to  $ 8.04841 $      249   10.47%   1.00%  to   1.00%  -25.53% to  -25.53%
December 31, 2007         38   $10.80761 to  $10.80761 $      412    4.92%   1.00%  to   1.00%    0.82% to    0.82%

                                AST INVESTMENT GRADE BOND PORTFOLIO (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011    340,421   $12.82717 to  $14.73389 $4,798,061    1.66%   0.65%  to   2.45%    9.69% to   11.71%
December 31, 2010     32,185   $11.69349 to  $13.18912 $  411,629    6.34%   0.65%  to   2.45%    8.10% to   10.09%
December 31, 2009     66,751   $10.81762 to  $11.99745 $  783,918    1.33%   0.65%  to   2.45%    8.38% to   10.58%
December 31, 2008    192,625   $10.68165 to  $10.91924 $2,067,379    0.00%   0.65%  to   2.25%    6.84% to    9.24%

                                      AST BOND PORTFOLIO 2015 (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      9,373   $12.06116 to  $12.80646 $  115,391    1.55%   1.00%  to   2.60%    3.64% to    5.34%
December 31, 2010     11,356   $10.77664 to  $12.15736 $  134,080    0.93%   1.00%  to   2.60%    6.54% to    8.29%
December 31, 2009     17,151   $10.90082 to  $11.30596 $  188,942    0.41%   1.00%  to   2.60%   -2.96% to   -1.37%
December 31, 2008     19,145   $11.22229 to  $11.65126 $  216,007    0.00%   1.00%  to   2.60%   12.25% to   16.06%

                                      A88

                                   AT YEAR ENDED                                 FOR YEAR ENDED
                   ---------------------------------------------  -----------------------------------------------
                      UNITS                               NET     INVESTMENT
                   OUTSTANDING       UNIT VALUE          ASSETS     INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)      LOWEST TO HIGHEST       (000S)     RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   ----------- ----------------------  ---------- ---------- -----------------  ------------------
                                      AST BOND PORTFOLIO 2018 (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     36,607   $11.40768 to  $14.10092 $  486,106   0.38%    1.00%  to   3.05%   10.12% to   12.44%
December 31, 2010      6,821   $11.87154 to  $12.44316 $   82,239   0.92%    1.00%  to   2.60%    8.30% to   10.07%
December 31, 2009     11,290   $10.95092 to  $11.46065 $  124,961   0.29%    1.00%  to   2.60%   -8.49% to   -6.99%
December 31, 2008     11,195   $11.95507 to  $12.49226 $  134,558   0.00%    1.00%  to   2.60%   19.58% to   24.18%

                                      AST BOND PORTFOLIO 2019 (AVAILABLE JANUARY 28, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      3,345   $11.67421 to  $14.10576 $   45,275   0.92%    1.00%  to   2.65%   12.91% to   14.81%
December 31, 2010      6,124   $10.26888 to  $12.31403 $   72,976   0.76%    1.00%  to   3.05%    7.97% to   10.25%
December 31, 2009      7,955   $10.82009 to  $11.32378 $   86,923   0.29%    1.00%  to   2.60%  -10.10% to   -8.62%
December 31, 2008      8,172   $12.02334 to  $12.56373 $   98,717   0.00%    1.00%  to   2.60%   20.26% to   24.63%

                                   AST GLOBAL REAL ESTATE PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      2,477   $ 8.62695 to  $15.68204 $   23,007   2.40%    0.65%  to   3.05%   -7.93% to   -5.66%
December 31, 2010      4,177   $ 9.34126 to  $16.68933 $   41,195   1.44%    0.65%  to   3.05%   16.54% to   19.42%
December 31, 2009      2,357   $ 7.99105 to  $14.03210 $   19,670   1.56%    0.65%  to   3.05%   31.38% to   42.32%
December 31, 2008        237   $ 6.08218 to  $ 6.14182 $    1,451   0.00%    0.65%  to   2.75%  -40.22% to  -39.64%

                           AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (AVAILABLE JULY 21, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     11,537   $ 8.25024 to  $14.22060 $  102,017   0.91%    0.65%  to   3.05%  -22.70% to  -20.79%
December 31, 2010     19,650   $10.67821 to  $18.02538 $  221,083   0.35%    0.65%  to   3.05%   18.54% to   21.47%
December 31, 2009     12,030   $ 8.98003 to  $14.89875 $  111,878   0.29%    0.65%  to   3.05%   46.17% to   65.43%
December 31, 2008        435   $ 5.54542 to  $ 5.59970 $    2,424   0.00%    0.65%  to   2.75%  -45.10% to  -44.57%

                         FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND (AVAILABLE MAY 1, 2008)
                   ---------------------------------------------------------------------------------------------
December 31, 2011    101,261   $ 8.54994 to  $13.70722 $  923,811   0.02%    0.65%  to   3.05%   -4.67% to   -2.31%
December 31, 2010    141,668   $ 8.94069 to  $14.08791 $1,338,437   2.38%    0.65%  to   3.05%    6.88% to    9.52%
December 31, 2009     97,787   $ 8.31798 to  $12.91478 $  848,658   4.88%    0.65%  to   3.05%   26.30% to   29.22%
December 31, 2008     16,970   $ 6.59289 to  $ 7.13081 $  112,595   4.20%    0.65%  to   2.85%  -34.58% to  -28.85%

                                      AST BOND PORTFOLIO 2016 (AVAILABLE JANUARY 2, 2009)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      9,660   $10.69872 to  $11.23403 $  104,934   1.37%    1.00%  to   3.05%    6.30% to    8.54%
December 31, 2010      4,241   $10.01804 to  $10.40895 $   42,972   0.00%    1.00%  to   3.05%   -2.59% to    9.47%
December 31, 2009      2,553   $ 9.30169 to  $ 9.61033 $   23,900   0.00%    1.00%  to   3.05%   -6.97% to   -3.30%

                                      AST BOND PORTFOLIO 2020 (AVAILABLE JANUARY 2, 2009)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      1,825   $10.89328 to  $11.75025 $   20,386   1.10%    1.00%  to   3.05%   15.07% to   17.49%
December 31, 2010      8,914   $ 9.44753 to  $10.11830 $   85,718   0.00%    1.00%  to   3.05%    8.43% to   10.73%
December 31, 2009        382   $ 8.71725 to  $ 8.83810 $    3,351   0.00%    1.25%  to   2.60%  -12.81% to  -11.61%

                              AST JENNISON LARGE-CAP VALUE PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      1,306   $10.34493 to  $10.89775 $   13,910   0.36%    0.65%  to   3.05%   -8.74% to   -6.48%
December 31, 2010      1,498   $11.33555 to  $11.65322 $   17,245   0.03%    0.65%  to   3.05%   10.26% to   12.98%
December 31, 2009        108   $10.28868 to  $10.31407 $    1,114   0.00%    0.65%  to   2.50%    1.42% to    1.65%

                             AST JENNISON LARGE-CAP GROWTH PORTFOLIO (AVAILABLE NOVEMBER 16, 2009)
                   ---------------------------------------------------------------------------------------------
December 31, 2011      1,294   $10.81864 to  $11.39664 $   14,435   0.00%    0.65%  to   3.05%   -2.40% to    0.01%
December 31, 2010        986   $11.08508 to  $11.39576 $   11,090   0.00%    0.65%  to   3.05%    7.92% to   10.59%
December 31, 2009        248   $10.27541 to  $10.30424 $    2,548   0.00%    0.65%  to   2.75%    1.91% to    2.18%

                                      AST BOND PORTFOLIO 2017 (AVAILABLE JANUARY 4, 2010)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     26,813   $11.47779 to  $11.96728 $  313,345   0.38%    1.00%       3.05%    8.02% to   10.29%
December 31, 2010     15,542   $10.62584 to  $10.82309 $  166,786   0.00%    1.25%       3.05%    6.26% to    8.23%

                                      AST BOND PORTFOLIO 2021 (AVAILABLE JANUARY 4, 2010)
                   ---------------------------------------------------------------------------------------------
December 31, 2011     29,917   $12.67668 to  $13.21731 $  386,214   0.11%    1.00%       3.05%   16.64% to   19.10%
December 31, 2010     12,100   $10.86825 to  $11.09795 $  132,969   0.00%    1.00%       3.05%    8.68% to   10.98%

                     WELLS FARGO ADVANTAGE VT CORE EQUITY PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                                                   (EXPIRED AUGUST 26, 2011)
                   ---------------------------------------------------------------------------------------------
December 31, 2011          0   $       0 to  $       0 $        0   0.70%    1.40%       2.00%  -12.12% to  -11.76%
December 31, 2010        697   $11.83923 to  $11.87265 $    8,270   0.00%    1.40%       2.00%   22.28% to   22.62%

                                      A89

                                  AT YEAR ENDED                                 FOR YEAR ENDED
                   -------------------------------------------   -----------------------------------------------
                      UNITS                               NET    INVESTMENT
                   OUTSTANDING        UNIT VALUE         ASSETS    INCOME   EXPENSE RATIO**     TOTAL RETURN***
                     (000S)       LOWEST TO HIGHEST      (000S)    RATIO*   LOWEST -- HIGHEST  LOWEST TO HIGHEST
                   -----------  ----------------------  -------- ---------- -----------------  ------------------
                   WELLS FARGO ADVANTAGE VT INTRINSIC VALUE PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,327     $ 8.61400 to  $18.02462 $ 14,246   0.53%    0.65%       3.05%   -5.13% to   -2.79%
December 31, 2010     1,675     $ 9.05206 to  $18.54172 $ 18,922   0.00%    0.65%       3.05%   15.74% to   17.05%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 2 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2011       242     $11.28193 to  $11.38291 $  2,757   0.00%    1.40%       2.00%   -7.43% to   -6.86%
December 31, 2010       290     $12.18704 to  $12.22148 $  3,549   0.00%    1.40%       2.00%   25.73% to   26.08%

                   WELLS FARGO ADVANTAGE VT SMALL CAP VALUE PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2011       130     $10.74994 to  $10.83003 $  1,408   0.89%    1.40%       1.90%   -8.82% to   -8.36%
December 31, 2010       160     $11.78970 to  $11.81747 $  1,896   0.00%    1.40%       1.90%   21.74% to   22.02%

                   WELLS FARGO ADVANTAGE VT OMEGA GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,761     $ 9.55821 to  $19.51074 $ 22,323   0.00%    0.65%       2.75%   -7.96% to   -5.97%
December 31, 2010     1,861     $10.24241 to  $20.80208 $ 24,512   0.00%    0.65%       3.05%   25.29% to   26.70%

                   WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,326     $11.33590 to  $11.69509 $ 15,305   0.00%    0.65%       2.75%   -6.97% to   -4.96%
December 31, 2010     1,993     $12.18495 to  $12.30586 $ 24,425   0.00%    0.65%       2.75%   27.02% to   28.27%

                    WELLS FARGO ADVANTAGE VT CORE EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                                                  (EXPIRED AUGUST 26, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011         0     $       0 to  $       0 $      0   1.09%    1.40%       1.65%  -11.73% to  -11.59%
December 31, 2010       324     $14.41994 to  $14.68078 $  4,757   0.00%    1.40%       1.65%   22.55% to   22.69%

                   WELLS FARGO ADVANTAGE VT INTERNATIONAL EQUITY PORTFOLIO SHARE CLASS 1 (AVAILABLE JULY 16, 2010)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,696     $ 9.03608 to  $14.85171 $ 22,585   0.63%    0.65%       3.05%  -15.45% to  -13.36%
December 31, 2010     2,222     $10.65393 to  $17.35923 $ 34,424   0.00%    0.65%       2.75%   20.29% to   21.48%

                                     AST BOND PORTFOLIO 2022 (AVAILABLE JANUARY 3, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011    19,367     $11.86808 to  $12.11811 $232,181   0.00%    1.00%       3.05%   18.68% to   21.18%

                               INVESCO V.I. CAPITAL DEVELOPMENT FUND (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,707     $ 8.09035 to  $ 8.22518 $ 13,959   0.00%    0.65%       3.05%  -19.36% to  -18.02%

                                 INVESCO V.I. DIVIDEND GROWTH FUND (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,357     $ 9.03387 to  $ 9.18409 $ 12,385   0.00%    0.65%       3.05%   -9.59% to   -8.10%

                   COLUMBIA VARIABLE PORTFOLIO SHORT DURATION US GOVERNMENT FUND (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011       123     $10.02837 to  $10.02837 $  1,236   0.00%    1.00%       1.00%    0.29% to    0.29%

                             COLUMBIA VARIABLE PORTFOLIO - GROWTH FUND (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011       475     $ 8.73885 to  $ 8.75374 $  4,160   0.00%    1.00%  to   1.25%  -12.96% to  -12.81%

                                AST QUANTITATIVE MODELING PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011       402     $ 8.83297 to  $ 8.96067 $  3,579   0.00%    0.65%  to   2.75%  -11.65% to  -10.39%

                             AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (AVAILABLE APRIL 29, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011     6,081     $ 9.09799 to  $ 9.22952 $ 55,682   0.00%    0.65%  to   2.75%   -9.00% to   -7.70%

                       WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 1 (AVAILABLE AUGUST 26, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011       333     $10.70517 to  $10.71464 $  3,568   0.00%    1.40%  to   1.65%    4.72% to    4.81%

                       WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND - CLASS 2 (AVAILABLE AUGUST 26, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011       606     $10.67956 to  $10.70235 $  6,485   0.00%    1.40%  to   2.00%    4.47% to    4.69%

                               AST PRUDENTIAL CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011     1,604     $10.04576 to  $10.08823 $ 16,146   0.00%    0.65%  to   3.05%    0.28% to    0.69%

                            AST NEUBERGER BERMAN CORE BOND PORTFOLIO (AVAILABLE OCTOBER 31, 2011)
                   -------------------------------------------------------------------------------------------
December 31, 2011       804     $10.05571 to  $10.07956 $  8,096   0.00%    1.15%  to   2.50%    0.28% to    0.50%

                                      A90

        --------
        * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. This ratio is annualized and excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

        ** These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

        ***These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with an effective date during a period were excluded from the range of total return for that period. Contract owners may experience different total returns based on their investment options. Investment options with a date notation indicate the effective date of that investment option in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2011 or from the effective date of the subaccount through the end of the reporting period.

        CONTRACT CHARGES/FEATURES

        Each Annuity funded through the Separate Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Separate Account, while others are deducted either annually or at the time that certain transactions are made.

        Insurance Charge--The Insurance Charge is the combination of the mortality and expense risk charge and the administrative charge. The Insurance Charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Separate Account.

        The following Insurance Charge levels apply to each Annuity product, as listed.

INSURANCE
CHARGE    ANNUITY PRODUCT NAME
--------- -------------------------------------------------------------------------------------------------
  0.65%   Choice, Choice 2000, ASAP III, XTra Credit SIX, Stagecoach ASAP III, Stagecoach Xtra Credit SIX,
           Optimum, Optimum Plus
  1.00%   AS Impact, Defined Investments Annuity, Galaxy III
  1.15%   AS Cornerstone
  1.25%   ASAIA, ASVIA
  1.40%   PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
           ASL, Stagecoach Flex, ASL Premier, XTra Credit Stagecoach Extra Credit, Harvester XTra Credit,
           XTra Credit Premier XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector, Stagecoach
           Variable Annuity, Stagecoach VA+ Emerald Choice, Imperium
  1.65%   Apex II, ASL II, ASL II Premier, Stagecoach APEX II, Optimum Four
  1.75%   Optimum Extra, Xtra Credit EIGHT
  2.25%   ASAIA w/ Guarantee

        Distribution Charge--The Distribution Charge is deducted by the Separate Account on certain Prudential Annuities annuity contracts. The Distribution Charge is expressed as an

                                      A91
        annual charge; however the daily equivalent is deducted on a daily basis from the assets of the Separate Account. The charge is deducted for the number of years indicated below and then no longer applies.

DISTRIBUTION
CHARGE       ANNUITY PRODUCT NAME                                       PERIOD DEDUCTED
------------ ---------------------------------------------------------- ------------------------
   0.60%     ASAP III, Stagecoach ASAP III, Optimum                     Annuity Years 1-8 only
   1.00%     XTra Credit SIX, Stagecoach XTra Credit SIX, Optimum Plus  Annuity Years 1-10 only

        Annual Maintenance Fee--An Annual Maintenance Fee of up to $35 is deducted at the end of each Annuity Year and upon surrender of the Annuity. The Annual Maintenance Fee on certain contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the Account Value of the Annuity on the anniversary date when the charge is deducted.

        Transfer Fees--Transfer Fees are charged at a rate of $10 for each transfer after the 20/th/ in each Annuity Year, as set forth in the respective prospectuses.

        Contingent Deferred Sales Charges--Contingent Deferred Sales Charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, Contingent Deferred Sales Charges will apply for a maximum number of years depending on the type of contract. The maximum number of years may be based on the number of years since each Purchase Payment is applied or from the issue date of the Annuity. Certain annuities do not deduct a Contingent Deferred Sales Charge upon surrender or withdrawal. Please refer to the prospectus for your annuity contract for a complete description of the Contingent Deferred Sales Charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each Annuity Year.

        Premium Taxes--Some states and municipalities impose premium taxes, which currently range up to 3.5% on Variable Immediate Annuity contracts.

        Optional Benefit Charges--Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various annuity contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the assets in the Separate Account. The daily charge for the optional benefits is deducted in the same manner as the Insurance Charge and the Distribution Charge (if applicable).

        Annuity Owners who elect to purchase an optional benefit purchase units of the Separate Account that reflect the Insurance Charge, Distribution Charge (if applicable) and the charge for any optional benefit(s). Annuity owners who elected an optional benefit whose charge is deducted on an annual basis in arrears will continue to have the applicable charge deducted in this manner. Currently, Prudential Annuities offers several different optional benefits, as follows: Guaranteed Return Option Plus/SM/ II (GRO Plus II), Highest Daily Guaranteed Return Option II (HD GRO II), Highest Anniversary Value Death Benefit (HAV), Combination 5% Roll-Up and HAV Death Benefit (Combo 5%), Highest Daily Lifetime Six Plus (HD6 Plus), Spousal Highest Daily Lifetime Six Plus (SHD6 Plus), Highest Daily Lifetime Six Plus with Lifetime Income Accelerator (HD6 Plus with LIA). Currently, the charges for GRO Plus II and HD GRO II is 0.60% per year, HAV is 0.40% per year, and Combo 5% is 0.80% per year. The charges for HD6 Plus, SHD6 Plus, and HD6 Plus with LIA are assessed against the greater of the account value or the Protected Withdrawal Value.

                                      A92

        Prudential Annuities also include optional benefits that are no longer available for new sales, as follows:

        Guaranteed Return Option Plus/SM/ (GRO Plus), Guaranteed Return Option 2008 (GRO Plus 2008), Highest Daily Guaranteed Return Option (HD GRO) Guaranteed Minimum Withdrawal Benefit (GMWB), Guaranteed Minimum Income Benefit (GMIB), Lifetime Five Income Benefit (LT5), Enhanced Beneficiary Protection Death Benefit (EBP), Highest Daily Value Death Benefit (HDV), Highest Daily Lifetime Seven (HD7), Highest Daily Lifetime Seven with Beneficiary Income Option (HD7 with BIO), Highest Daily Lifetime Seven with Lifetime Income Accelerator (HD7 with LIA), Spousal Highest Daily Lifetime Seven (SHD7), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (SHD7 with BIO), Highest Daily Lifetime Seven Plus (HD7 Plus), Highest Daily Lifetime Seven Plus with Beneficiary Income Option (HD7 Plus with BIO), Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator (HD7 Plus with
        LIA), Spousal Highest Daily Lifetime Seven Plus (SHD7 Plus), and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option (SHD7 Plus with BIO).

        The charge for GRO Plus and EBP is 0.25% per year, respectively, the charge for GMWB is 0.35% per year, and the charge for HDV is 0.5% per year, respectively, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the Protected Income Value. The charge for HD7, HD7 with BIO, HD7 with LIA, SHD7 and SHD7 with BIO is a percentage of the Protected Withdrawal Value that is deducted pro rata from the Subaccounts on a quarterly basis. The charge for HD7 Plus, HD7 Plus with BIO, HD7 Plus with LIA, SHD7 Plus and SHD7 Plus with BIO is assessed against the greater of the account value or the Protected Withdrawal Value and is deducted pro rata from the Subaccounts on a quarterly basis. Certain Prudential Annuities annuity contracts may not be eligible to elect all or any optional benefits.

        ACCUMULATION UNIT VALUES

        Accumulation Unit Values (or "AUVs") are calculated for each Sub-account on each Valuation Day. Each Sub-account may have several different AUVs based on each combination of the Insurance Charge, Distribution Charge and each available optional benefit.

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   0.65%     Choice, Choice 2000 - No Optional Benefits.
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 2 Sub-accounts).
   0.90%     Choice, Choice 2000 - One 0.25% Optional Benefit.
   1.00%     AS Impact, Defined Investments Annuity, Galaxy III - No Optional Benefits.
             Choice 2000 with GMWB, Choice 2000 with HD GRO,
             Choice 2000 with GRO Plus 2008
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 3 Sub-accounts).
   1.05%     Choice 2000 with HAV
   1.15%     Choice with HAV
             Choice 2000 - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
             AS Cornerstone - No Optional Benefits
   1.25%     ASAP III, Stagecoach ASAP III, Optimum - No Optional Benefits.
             AS Impact, Defined Investments Annuity, Galaxy III - One 0.25% Optional Benefit.
             Choice 2000 - with LT5; or with GMWB and either HAV or EBP.
             ASAIA, ASVIA, Choice 2000 with HD GRO and HAV,
             Choice 2000 with GRO Plus 2008 and HAV
             Choice 2000 with HD GRO
             Choice 2000 with GRO Plus 2008
             Choice 2000 with HD5

                                      A93

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ---------------------------------------------------------------------------------------------
             Choice 2000 with EBP and HD GRO
             Choice 2000 with EBP and GRO Plus 2008
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 7 Sub-accounts).
   1.40%     PSA, ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
              ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester XTra
              Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier,
             AS Protector, Stagecoach Variable Annuity, Stagecoach VA+ - No Optional Benefits.
             Choice - Three 0.25% Optional Benefits. Choice 2000 - with Combo 5% and GRO Plus; or with
              Three 0.25% Optional Benefits. AS Cornerstone with EBP II or HAV
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 1 Sub-accounts).
   1.45%     Choice 2000 with GMDB Annual Step Up or 5% Roll Up with HAV
   1.50%     ASAP III, Stagecoach ASAP III, Optimum - One 0.25% Optional Benefit.
             AS Impact, Defined Investments Annuity - Two 0.25% Optional Benefits.
             Choice 2000 - with GMWB, HAV, and EBP; or with GMWB and either Combo 5% or HDV; or
             with LT5 and either HAV or EBP, AS Cornerstone with HD GRO,
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008,
             AS Cornerstone with GMWB
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HAV, EBP and HD GRO
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
   1.55%     AS Cornerstone with HAV
   1.60%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             Optimum with HD GRO
             Optimum with GRO Plus 2008
   1.65%     Apex II, ASL II, ASL II Premier, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
             Stagecoach XTra Credit SIX, Optimum Plus - No Optional Benefits.
             ACN, ASAP, ASAP II, Harvester Variable Annuity, ASAP II Premier, Apex, Stagecoach Apex,
             ASL, Stagecoach Flex, ASL Premier, XTra Credit, Stagecoach Extra Credit, Harvester
             XTra Credit, XTra Credit Premier, XTra Credit FOUR, XTra Credit FOUR Premier, AS Protector,
             Stagecoach Variable Annuity, Stagecoach VA+ - One 0.25% Optional Benefit.
             ASAP III with HAV
             Optimum with HAV
             Choice 2000 with HD GRO and HAV
             Choice 2000 with GRO Plus 2008 and HAV
             AS Cornerstone with HDV
             AS Cornerstone with GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with EBP II and HAV
              This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 9 Sub-accounts).
   1.75%     XTra Credit EIGHT and Optimum XTra - No Optional Benefits
             ASAP III, Stagecoach ASAP III, Optimum - One 0.50% Optional Benefit; or Two 0.25%
             Optional Benefits.
             Defined Investments Annuity - Three 0.25% Optional Benefits.
             Choice 2000 - with LT5, HAV and EBP; or with GMWB, HDV and EBP; or with LT5 and either
             Combo 5% or HDV
             AS Cornerstone with LT5 or HD5
             AS Cornerstone with HD GRO and EBP II
             AS Cornerstone with GRO Plus 2008 and EBP II
             AS Cornerstone with GMWB and EBP II
             AS Cornerstone with GMWB and HAV
             AS Cornerstone with HD GRO
             AS Cornerstone with GRO Plus 2008
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Choice 2000 with HD GRO and EBP and HAV
             Choice 2000 with GRO Plus 2008 and EBP and HAV

                                      A94

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ --------------------------------------------------------------------------------------------
   1.85%     ASAP III, Stagecoach ASAP III, Optimum - with LT5; or with GMWB and either HAV or EBP.
             ASAP III with HD GRO and HAV, ASAP III with GRO Plus 2008 and HAV
             ASAP III with HD GRO
             ASAP III with GRO Plus 2008
             ASAP III with EBP and HD GRO or GRO Plus 2008
             ASAP III with HD5
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             Optimum with HD GRO
             Optimum with GRO Plus 2008
             Optimum with EBP and HD GRO or GRO Plus 2008
             Optimum with HD5
   1.90%     ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX,
             Stagecoach XTra Credit SIX, Optimum Plus - One 0.25% Optional Benefit.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
             XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Two 0.25%
             Optional Benefits.
             AS Cornerstone with SLT5
   1.95%     AS Cornerstone with GMDB Annual Step Up or 5% Roll Up with HAV
   2.00%     ASAP III, Stagecoach ASAP III, Optimum - with Combo 5% and GRO Plus; or with Three 0.25%
             Optional Benefits.
             ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra
             Credit SIX,
             Optimum Plus - with GMWB.
             Choice 2000 - with LT5, HDV and EBP.
             ASL II with HD GRO, ASL II with GRO Plus 2008, XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008, Apex II with HD GRO, Apex II with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             XTra Credit EIGHT with EBP II or HAV
             Optimum XTra with EBP II or HAV
             AS Cornerstone with GMWB and HDV
             AS Cornerstone with GMWB and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and EBP II
             AS Cornerstone with HD5 and EBP II
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.05%     ASL II with HAV
             Apex II with HAV
             XTra Credit SIX with HAV
             Optimum Four with HAV
             Optimum Plus with HAV
             ASAP III with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Choice 2000 with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.10%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HAV and EBP; or with GMWB and either
              Combo 5% or HDV;
             or with LT5 and either HAV or EBP.
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with HD GRO and HAV and EBP
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and HAV and EBP
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV

                                      A95

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
             XTra Credit EIGHT with HD GRO, XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with GMWB
             Optimum XTra with HD GRO
             Optimum XTra with GRO Plus 2008
             Optimum XTra with GMWB
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
   2.15%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - One 0.50% Optional Benefit; or Two 0.25% Optional Benefits.
             ASAP II, Apex, Stagecoach Apex, ASL, Stagecoach Flex, XTra Credit, Stagecoach Extra Credit,
              XTra Credit FOUR, Stagecoach VA+, Stagecoach Variable Annuity - Three 0.25% Optional
              Benefits.
             AS Cornerstone with HD GRO and HAV
             AS Cornerstone with GRO Plus 2008 and HAV
   2.25%     ASAP II - with HAV, EBP and GMWB.
             ASL II, ASL II Premier, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach
              XTra Credit SIX, Optimum Plus - with LT5; or with GMWB and either HAV or EBP.
             ASAIA w/Guarantee*,
             ASL II with HD GRO and HAV, ASL II with GRO Plus 2008 and HAV, XTra Credit SIX with HD
             GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV, Apex II with HD GRO and HAV, Apex II with GRO
             Plus 2008 and HAV
             AS Cornerstone with HD GRO and EBP and HAV
             AS Cornerstone with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and HAV
             ASAP III with GRO Plus 2008 and HAV
             Optimum with HD GRO and HAV
             Optimum with GRO Plus 2008 and HAV
             ASL II with HD GRO
             ASL II with GRO Plus 2008
             XTra Credit SIX with HD GRO
             XTra Credit SIX with GRO Plus 2008
             Optimum Four with HD GRO
             Optimum Four with GRO Plus 2008
             Optimum Plus with HD GRO
             Optimum Plus with GRO Plus 2008
             Apex II with HD GRO
             Apex II with GRO Plus 2008
             Apex II with EBP and HD GRO or GRO Plus 2008
             ASL II with EBP and HD GRO or GRO Plus 2008
             XTra Credit SIX with EBP and HD GRO or GRO Plus 2008
             Optimum Four with EBP and HD GRO or GRO Plus 2008
             Optimum Plus with EBP and HD GRO or GRO Plus 2008
             XTra Credit EIGHT with HDV
             XTra Credit EIGHT with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with EBP II and HAV
             Optimum XTra with HDV
             Optimum XTra with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with EBP II and HAV
             AS Cornerstone with LT5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with HD 5 and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with LT5 and HDV
             AS Cornerstone with HD5 and HDV
             AS Cornerstone with LT5 and EBP II and HAV
             AS Cornerstone with HD5 and EBP II and HAV
              *This asset-based charge level was formerly applicable to annuity contracts funded through
              Prudential Annuities Life Assurance Corporation Variable Account B (Class 8 Sub-accounts).

                                      A96

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
   2.35%     ASAP III, Stagecoach ASAP III, Optimum - with GMWB, HDV and EBP; or with LT5, HAV and
             EBP; or with LT5 and either Combo 5% or HDV.
             XTra Credit EIGHT with HD GRO and HAV, XTra Credit EIGHT with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASAP III with HD GRO and EBP and HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASAP III with GRO Plus 2008 and EBP and HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum with HD GRO and EBP and HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO
             XTra Credit EIGHT with GRO Plus 2008
             XTra Credit EIGHT with LT5 or HD5
             XTra Credit EIGHT with HD GRO and EBP II
             XTra Credit EIGHT with GRO PLUS 2008 and EBP II
             XTra Credit EIGHT with GMWB and EBP II
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with HD GRO
             Optimum XTra with GRO Plus 2008
             Optimum XTra with LT5 or HD5
             Optimum XTra with HD GRO and EBP II
             Optimum XTra with GRO PLUS 2008 and EBP II
             Optimum XTra with GMWB and EBP II
   2.40%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with Combo 5% and GRO Plus; or with Three 0.25% Optional Benefits.
             Apex II with HDV and GRO Plus
             Apex II with HD GRO with DB
             ASL II with HDV and GRO Plus
             ASL II with HD GRO with DB
             XTra Credit SIX with HDV and GRO Plus
             XTra Credit SIX with HD GRO with DB
             Optimum Four with HDV and GRO Plus
             Optimum Four with HD GRO with DB
             Optimum Plus with HDV and GRO Plus
             Optimum Plus with HD GRO with DB
   2.45%     ASL II with GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up with HAV
   2.50%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HAV and EBP; or with GMWB and either Combo 5% or HDV; or
              with LT5 and either HAV or EBP, ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit SIX with HD GRO and EBP and HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and EBP and HAV

                                      A97

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ -----------------------------------------------------------------------------------------
             Optimum Plus with GRO Plus 2008 and EBP and HAV
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
             AS Cornerstone with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             AS Cornerstone with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             XTra Credit EIGHT with SLT5
             Optimum Xtra with SLT5
   2.55%     AS Cornerstone with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             AS Cornerstone with and GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
   2.60%     ASAP III, Stagecoach ASAP III, Optimum - with LT5, HDV and EBP.
             XTra Credit EIGHT with GMWB and HDV
             XTra Credit EIGHT with LT5 and EBP II
             XTra Credit EIGHT with LT5 and HAV
             XTra Credit EIGHT with HDLT5 and EBP II
             XTra Credit EIGHT with HDLT5 and HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             XTra Credit EIGHT with HD GRO and HAV
             XTra Credit EIGHT with GRO Plus 2008 and HAV
             XTra Credit EIGHT with EBP II and HAV
             Optimum XTra with GMWB and HDV
             Optimum XTra with LT5 and EBP II
             Optimum XTra with LT5 and HAV
             Optimum XTra with HDLT5 and EBP II
             Optimum XTra with HDLT5 and HAV
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
             Optimum XTra with HD GRO and HAV
             Optimum XTra with GRO Plus 2008 and HAV
             Optimum XTra with EBP II and HAV
   2.65%     AS Apex II, Advanced Series LifeVest II, Stagecoach APEX II, Stagecoach Xtra Credit Six,
             AS Xtra Credit Six.
             ASL II with HD GRO and HAV
             ASL II with GRO Plus 2008 and HAV
             XTra Credit SIX with HD GRO and HAV
             XTra Credit SIX with GRO Plus 2008 and HAV
             Apex II with HD GRO and HAV
             Apex II with GRO Plus 2008 and HAV
             Optimum Four with HD GRO and HAV
             Optimum Four with GRO Plus 2008 and HAV
             Optimum Plus with HD GRO and HAV
             Optimum Plus with GRO Plus 2008 and HAV
             ASAP III with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             ASAP III with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with HD GRO and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up with HAV

                                      A98

ASSET-BASED
CHARGE LEVEL DESCRIPTION OF WHEN APPLICABLE
------------ ------------------------------------------------------------------------------------------------
   2.75%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with GMWB, HDV and EBP; or with LT5, HAV and EBP; or with LT5 and either
              Combo 5% or HDV.
             ASL II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             ASL II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             ASL II with HD GRO and EBP and HAV
             ASL II with GRO Plus 2008 and EBP and HAV
             XTra Credit SIX with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit SIX with HD GRO and EBP and HAV
             XTra Credit SIX with GRO Plus 2008 and EBP and HAV
             Optimum Four with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Four with HD GRO and EBP and HAV
             Optimum Four with GRO Plus 2008 and EBP and HAV
             Optimum Plus with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum Plus with HD GRO and EBP and HAV
             Optimum Plus with GRO Plus 2008 and EBP and HAV
             Apex II with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Apex II with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Apex II with HD GRO and EBP and HAV
             Apex II with GRO Plus 2008 and EBP and HAV
   2.85%     XTra Credit EIGHT with LT5 and HDV
             XTra Credit EIGHT with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             XTra Credit EIGHT with HD GRO and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with HD GRO and EBP and HAV
             XTra Credit EIGHT with GRO Plus 2008 and EBP and HAV
             Optimum XTra with LT5 and HDV
             Optimum XTra with LT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HDLT5 and GMDB Annual Step Up or 5% Roll Up with HAV
             Optimum XTra with HD GRO and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with HD GRO and EBP and HAV
             Optimum XTra with GRO Plus 2008 and EBP and HAV
   3.00%     ASL II, Apex II, Stagecoach Apex II, Optimum Four, XTra Credit SIX, Stagecoach XTra Credit SIX,
              Optimum Plus - with LT5, HDV and EBP.
   3.05%     ASL II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             ASL II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Apex II with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Apex II with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and HD GRO
             XTra Credit SIX with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Four with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and HD GRO
             Optimum Plus with GMDB Annual Step Up or 5% Roll Up and GRO Plus 2008
   3.10%     XTra Credit EIGHT with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             XTra Credit EIGHT with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra T with HD GRO and EBP and GMDB Annual Step Up or 5% Roll Up
             Optimum XTra with GRO Plus 2008 and EBP and GMDB Annual Step Up or 5% Roll Up

NOTE 8: OTHER

        Contract owner net payments--represent contract owner contributions under the Variable Annuity Policies reduced by applicable deductions, charges, and state premium taxes.

        Annuity payments--represent periodic payments distributed under the terms of the policy.

                                      A99

        Surrenders, withdrawals, and death benefits--are payments to contract owners and beneficiaries made under the terms of the Variable Annuity Policies, and amounts that contract owners have requested to be withdrawn or paid to them.

        Net transfers between other subaccounts or fixed rate options--are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the Guaranteed Interest Account and Market Value Adjustment.

        Withdrawals and other charges--are various contract level charges as described in contract charges and features section located above.

                                     A100

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
Prudential Annuities Life Assurance Corporation Variable Account B and the Board of Directors of Prudential Annuities Life Assurance Corporation

       In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts listed in
Note 1 of Prudential Annuities Life Assurance Corporation Variable Account B at December 31, 2011, and the results of each of their operations and the changes in each of their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Prudential Annuities Life Assurance Corporation. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2011 by correspondence with the transfer agents of the investee mutual funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 19, 2012

                                     A101

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                           FINANCIAL STATEMENTS AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                          DECEMBER 31, 2011 AND 2010

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

                         INDEX TO FINANCIAL STATEMENTS

                                                                                           Page
                                                                                          Number
                                                                                          ------
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION

Management's Annual Report on Internal Control Over Financial Reporting                     B-2

Statements of Financial Position as of December 31, 2011 and 2010                           B-3

Statements of Operations and Comprehensive Income for the Years ended December 31, 2011,
2010 and 2009                                                                               B-4

Statements of Equity for the Years ended December 31, 2011, 2010 and 2009                   B-5

Statements of Cash Flows for the Years ended December 31, 2011, 2010, and 2009              B-6

Notes to Financial Statements                                                               B-7

Report of Independent Registered Public Accounting Firm                                    B-70

    Management's Annual Report on Internal Control Over Financial Reporting

Management of Prudential Annuities Life Assurance Corporation (the "Company") is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2011, of the Company's internal control over financial reporting, based on the framework established in Internal Control--Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company's internal control over financial reporting was effective as of December 31, 2011.

Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company's assets that could have a material effect on our financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

This Annual Report does not include an attestation report of the Company's registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management's report in this Annual Report.

November 28, 2012

FINANCIAL INFORMATION

Prudential Annuities Life Assurance Corporation

Statements of Financial Position
December 31, 2011 and December 31, 2010 (in thousands, except share amounts)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                 2011        2010
                                                                                             -----------  -----------
ASSETS
Fixed maturities available-for-sale, at fair value (amortized cost, 2011: $4,838,695; 2010:
 $4,964,264)                                                                                 $ 5,273,767  $ 5,456,221
Trading account assets, at fair value                                                             38,578       79,605
Equity securities available-for-sale, at fair value (cost, 2011: $2,510; 2010: $14,484)            3,071       17,587
Commercial mortgage and other loans, net of valuation allowance                                  449,359      431,432
Policy loans                                                                                      14,316       13,905
Short-term investments                                                                           237,601      228,383
Other long-term investments                                                                      191,545       75,476
                                                                                             -----------  -----------
  Total investments                                                                            6,208,237    6,302,609
Cash and cash equivalents                                                                          8,861          487
Deferred policy acquisition costs                                                                666,764    1,357,156
Accrued investment income                                                                         59,033       62,392
Reinsurance recoverable                                                                        1,748,177      187,062
Income tax receivable                                                                            102,678            -
Value of business acquired                                                                        29,010       32,497
Deferred sales inducements                                                                       445,841      796,507
Receivables from parent and affiliates                                                            24,968       51,221
Investment receivable on open trades                                                               6,299        8,435
Other assets                                                                                      12,232       10,355
Separate account assets                                                                       42,942,758   48,275,343
                                                                                             -----------  -----------
Total Assets                                                                                 $52,254,858  $57,084,064
                                                                                             ===========  ===========

LIABILITIES AND EQUITY
Policyholders' account balances                                                              $ 5,189,269  $ 5,319,359
Future policy benefits and other policyholder liabilities                                      2,092,694      412,872
Payables to parent and affiliates                                                                 73,587      127,502
Cash collateral for loaned securities                                                            125,884       87,210
Income tax payable                                                                                     -       67,844
Short-term debt                                                                                   27,803      205,054
Long-term debt                                                                                   600,000      600,000
Other liabilities                                                                                182,286      198,757
Separate account liabilities                                                                  42,942,758   48,275,343
                                                                                             -----------  -----------
Total Liabilities                                                                             51,234,281   55,293,941
                                                                                             -----------  -----------

COMMITMENTS AND CONTINGENT LIABILITIES (See Note 12)

EQUITY
Common stock, $100 par value;
 25,000 shares, authorized,
 issued and outstanding                                                                            2,500        2,500

Additional paid-in capital                                                                       882,670      974,921

Retained earnings (deficit)                                                                      (25,305)     621,831

Accumulated other comprehensive income (loss)                                                    160,712      190,871
                                                                                             -----------  -----------
Total Equity                                                                                   1,020,577    1,790,123
                                                                                             -----------  -----------
TOTAL LIABILITIES AND EQUITY                                                                 $52,254,858  $57,084,064
                                                                                             ===========  ===========

                       See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Operations and Comprehensive Income
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                    2011        2010        2009
                                                                                 ----------  ----------  ----------
REVENUES

Premiums                                                                         $   28,648  $   29,477  $   13,431
Policy charges and fee income                                                       824,808     741,190     392,753
Net investment income                                                               306,010     377,109     494,733
Asset administration fees and other income                                          291,629     290,210     197,672
Realized investment gains (losses), net:
  Other-than-temporary impairments on fixed maturity securities                     (23,624)    (42,228)    (23,497)
  Other-than-temporary impairments on fixed maturity securities transferred to
  Other Comprehensive Income                                                         22,662      39,224      11,890
  Other realized investment gains (losses), net                                      72,745     139,043      48,574
                                                                                 ----------  ----------  ----------
    Total realized investment gains (losses), net                                    71,783     136,039      36,967
                                                                                 ----------  ----------  ----------
Total revenues                                                                    1,522,878   1,574,025   1,135,556
                                                                                 ----------  ----------  ----------
BENEFITS AND EXPENSES

Policyholders' benefits                                                             128,149      40,911       4,414
Interest credited to policyholders' account balances                                554,197     371,798     409,057
Amortization of deferred policy acquisition costs                                   716,088     178,669     277,106
General administrative and other expenses                                           442,062     449,351     448,859
                                                                                 ----------  ----------  ----------
Total benefits and expenses                                                       1,840,496   1,040,729   1,139,436
                                                                                 ----------  ----------  ----------
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES                                  (317,618)    533,296      (3,880)
                                                                                 ----------  ----------  ----------

Income taxes:
  Current                                                                            32,230     (28,619)   (239,796)
  Deferred                                                                         (198,293)    148,125     175,756
                                                                                 ----------  ----------  ----------

Income tax (benefit) expense                                                       (166,063)    119,506     (64,040)
                                                                                 ----------  ----------  ----------
NET INCOME (LOSS)                                                                $ (151,555) $  413,790  $   60,160
                                                                                 ----------  ----------  ----------
Other comprehensive income before tax:
  Net unrealized investment gains (losses) for the period
    Unrealized investment gains (losses) for the period                              29,991     104,799     463,909
    Reclassification adjustment for (gains) losses in net income                    (76,391)    (31,683)   (217,678)
                                                                                 ----------  ----------  ----------
  Total                                                                             (46,400)     73,116     246,231
                                                                                 ----------  ----------  ----------
Other comprehensive income (loss), before tax:                                      (46,400)     73,116     246,231
  Less: Income tax (benefit) related to:
    Net unrealized investment gains (losses)                                        (16,240)     25,591      87,098
                                                                                 ----------  ----------  ----------
  Total                                                                             (16,240)     25,591      87,098
                                                                                 ----------  ----------  ----------
Other comprehensive income (loss), net of taxes                                     (30,160)     47,525     159,133
                                                                                 ----------  ----------  ----------
COMPREHENSIVE INCOME (LOSS)                                                      $ (181,715) $  461,315  $  219,293
                                                                                 ==========  ==========  ==========

                       See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Equity
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                       Accumulated
                                                               Additional                 Other
                                                        Common  Paid-in    Retained   Comprehensive    Total
                                                        Stock   Capital    Earnings   Income (Loss)    Equity
                                                        ------ ---------- ----------  -------------  ----------
Balance, December 31, 2008                              $2,500 $ 974,921  $  729,100      $ (5,946)  $1,700,575

Cumulative impact of the retrospective adoption of new
 authoritative guidance on January 1, 2009                   -         -       8,707         (8,707)          -
Cumulative impact of the retrospective adoption of new
 authoritative guidance on January 1, 2012.                  -         -     (96,731)        (1,134)    (97,865)
Net income                                                   -         -      60,160              -      60,160
Distribution to parent                                       -         -     (23,195)             -     (23,195)
Other comprehensive income, net of taxes                     -         -           -        159,133     159,133
                                                        ------ ---------- ----------  -------------  ----------
Balance, December 31, 2009                              $2,500 $ 974,921  $  678,041      $ 143,346  $1,798,808
                                                        ====== ========== ==========  =============  ==========

Net income                                                   -         -     413,790              -     413,790
Distribution to parent                                       -         -   (470,000)              -   (470,000)
Other comprehensive income, net of taxes                     -         -           -         47,525      47,525
                                                        ------ ---------- ----------  -------------  ----------
Balance, December 31, 2010                              $2,500 $ 974,921  $  621,831      $ 190,871  $1,790,123
                                                        ====== ========== ==========  =============  ==========
Net loss                                                     -         -   (151,555)              -   (151,555)
Distribution to parent                                       -  (92,251)   (495,580)              -   (587,831)
Other comprehensive loss, net of taxes                       -         -           -       (30,160)    (30,160)
                                                        ------ ---------- ----------  -------------  ----------
Balance, December 31, 2011                              $2,500 $ 882,670  $ (25,304)      $ 160,711  $1,020,577
                                                        ====== ========== ==========  =============  ==========

                       See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Cash Flows
Years Ended December 31, 2011, 2010 and 2009 (in thousands)
--------------------------------------------------------------------------------

                                                                                       2011         2010         2009
                                                                                   -----------  -----------  -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net Income (Loss)                                                                $  (151,555) $   413,790  $    60,160
Adjustments to reconcile net income to net cash provided by operating activities:
  Policy charges and fee income                                                         40,573       91,816      171,087
  Realized investment (gains) losses, net                                              (71,783)    (136,039)     (36,967)
  Amortization and depreciation                                                         (3,970)     (16,328)     (12,874)
  Interest credited to policyholders' account balances                                 554,197      371,798      409,057
  Change in:
   Future policy benefit reserves                                                      283,546      165,209        2,192
   Accrued investment income                                                             1,412       13,816       14,698
   Trading account assets                                                                1,643        1,425       (9,721)
   Net (payable) receivable to affiliates                                              (31,638)     109,411      (34,208)
   Deferred sales inducements                                                          (68,370)    (182,823)    (293,388)
   Deferred policy acquisition costs                                                   674,094      (96,647)    (299,048)
   Income taxes (receivable) payable                                                  (154,282)     332,358      (64,259)
   Reinsurance recoverable                                                            (264,470)    (229,099)    (117,214)
   Other, net                                                                          (14,067)      18,125      (47,005)
                                                                                   -----------  -----------  -----------
CASH FLOWS FROM (USED IN) OPERATING ACTIVITIES                                     $   795,330  $   856,812  $  (257,490)
                                                                                   -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from the sale/maturity of:
   Fixed maturities, available-for-sale                                            $ 1,668,465  $ 1,917,959  $ 7,208,289
   Equity securities, available-for-sale                                                10,054        7,478       13,900
   Commercial mortgage and other loans                                                  98,940       14,018       57,393
   Trading account assets                                                               44,977        6,230        9,733
   Policy loans                                                                          1,384          822           45
   Other long-term investments                                                           1,775          589          445
   Short-term investments                                                            6,323,322    5,097,995    5,566,265
  Payments for the purchase/origination of:
   Fixed maturities, available for sale                                             (1,414,340)    (676,652)  (3,090,497)
   Equity securities, available for sale                                                (2,643)      (5,000)     (19,636)
   Commercial mortgage and other loans                                                (110,069)     (72,504)     (61,445)
   Trading account assets                                                               (3,007)      (4,574)     (24,061)
   Policy loans                                                                           (941)      (2,620)        (319)
   Other long-term investments                                                         (24,572)     (48,979)     (14,428)
   Short-term investments                                                           (6,332,538)  (4,620,729)  (6,017,771)
  Notes receivable from parent and affiliates, net                                       4,346       10,906            -
  Other, net                                                                            (1,020)        (663)           -
                                                                                   -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES                                               $   264,133  $ 1,624,276  $ 3,627,913
                                                                                   -----------  -----------  -----------
CASH FLOWS USED IN FINANCING ACTIVITIES:
  Distribution to Parent                                                           $  (587,831) $  (470,000) $   (23,195)
  Decrease in future fees payable to Parent, net                                             -            -         (749)
  Cash collateral for loaned securities                                                 38,674     (176,407)      (5,843)
  Securities sold under agreement to repurchase                                              -         (602)         602
  Proceeds from the issuance of debt (maturities longer than 90 days)                        -            -      600,000
  Repayments of debt (maturities longer than 90 days)                                 (175,000)           -       (4,547)
  Net (decrease) increase in short-term borrowing                                       (2,251)     (24,531)    (131,683)
  Drafts outstanding                                                                   (22,376)      16,158        4,017
  Policyholders' account balances
  Deposits                                                                           2,665,921    2,767,101    3,364,812
  Withdrawals                                                                       (2,968,226)  (4,663,868)  (7,128,838)
                                                                                   -----------  -----------  -----------
CASH FLOWS USED IN FINANCING ACTIVITIES                                            $(1,051,089) $(2,552,149) $(3,325,424)
                                                                                   -----------  -----------  -----------
  Net increase (decrease) in cash and cash equivalents                                   8,374      (71,061)      44,999
  Cash and cash equivalents, beginning of period                                           487       71,548       26,549
                                                                                   -----------  -----------  -----------
CASH AND CASH EQUIVALENTS, END OF PERIOD                                           $     8,861  $       487  $    71,548
                                                                                   ===========  ===========  ===========
SUPPLEMENTAL CASH FLOW INFORMATION
  Income taxes (received) paid                                                     $   (11,781) $  (212,852) $       (11)
  Interest paid                                                                    $    35,913  $    36,554  $    11,608

                       See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

1. BUSINESS

Prudential Annuities Life Assurance Corporation (the "Company", "we", or "our"), formerly known as American Skandia Life Assurance Corporation, with its principal offices in Shelton, Connecticut, is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation. The Company is a wholly owned subsidiary of Prudential Annuities, Inc. ("PAI"), formerly known as American Skandia, Inc., which in turn is an indirect wholly owned subsidiary of Prudential Financial.

The Company develops long-term savings and retirement products, which are distributed through its affiliated broker/dealer company, Prudential Annuities Distributors, Incorporated. ("PAD"), formerly known as American Skandia Marketing, Incorporated. The Company issued variable deferred and immediate annuities for individuals and groups in the United States of America and its territories.

Beginning in March 2010, the Company ceased offering its existing variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line in each of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey (which are affiliates of the Company within the Prudential Annuities business unit of Prudential Financial). In general, the new product line offers the same optional living benefits and optional death benefits as offered by the Company's existing variable annuities. However, subject to applicable contractual provisions and administrative rules, the Company will continue to accept subsequent purchase payments on inforce contracts under existing annuity products.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The Company has extensive transactions and relationships with Prudential Financial affiliates, as more fully described in Note 13. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining deferred policy acquisition costs and related amortization; amortization of sales inducements; future policy benefits including guarantees; valuation of investments including derivatives and the recognition of other-than-temporary impairments ("OTTI"); provision for income taxes and valuation of deferred tax assets; and reserves for contingent liabilities, including reserves for losses in connection with unresolved legal matters.

Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------


2. ACCOUNTING POLICIES AND PRONOUNCEMENTS

Investments in Debt and Equity Securities and Commercial Mortgage and Other
Loans
The Company's principal investments are fixed maturities; trading account assets; equity securities; and short-term investments. The accounting policies related to each are as follows:

Fixed maturities are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as "available-for-sale" are carried at fair value. See Note 10 for additional information regarding the determination of fair value. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Interest income, as well as the related amortization of premium and accretion of discount is included in "Net investment income" under the effective yield method. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates vary based on assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of other-than-temporary impairments recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the security are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to net investment income in accordance with the retrospective method. For asset-backed and mortgage-backed securities rated below AA, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Unrealized gains and losses on fixed maturities classified as "available-for-sale," net of tax, and the effect on deferred policy acquisition costs, value of business acquired, deferred sales inducements and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income (loss)" or ("AOCI.")

Trading account assets, at fair value, represents equity securities held in support of a deferred compensation plan and other fixed maturity securities carried at fair value. Realized and unrealized gains and losses for these assets are reported in "Asset administration fees and other income." Interest and dividend income from these investments is reported in "Net investment income."

Equity securities, available-for-sale are comprised of common stock, and non-redeemable preferred stock, and are carried at fair value. The associated unrealized gains and losses, net of tax, and the effect on deferred policy acquisition costs, value of business acquired, deferred sales inducements, and future policy benefits that would result from the realization of unrealized gains and losses, are included in "Accumulated other comprehensive income
(loss)". The cost of equity securities is written down to fair value when a decline in value is considered to be other-than-temporary. See the discussion below on realized investment gains and losses for a description of the accounting for impairments. Dividends from these investments are recognized in "Net investment income" when declared.

Commercial mortgage and other loans consist of commercial mortgage loans and agricultural loans. Commercial mortgage loans are broken down by class which is based on property type (industrial properties, retail, office, multi-family/apartment, hospitality, and other).

Commercial mortgage and other loans originated and held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses, and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


Interest income, as well as prepayment fees and the amortization of the related premiums or discounts, related to commercial mortgage and other loans, are included in "Net investment income."

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The Company defines "past due" as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company's assessment as to the collectability of the principal. See Note 3 for additional information about the Company's past due loans.

The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.

The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of three categories. Loans are placed on "early warning" status in cases where, based on the Company's analysis of the loan's collateral, the financial situation of the borrower or tenants or other market factors, it is believed a loss of principal or interest could occur. Loans are classified as "closely monitored" when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans "not in good standing" are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A smaller loan-to-value ratio indicates a greater excess of collateral value over the loan amount. The debt service coverage ratio compares a property's net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan's current debt payments. A larger debt service coverage ratio indicates a greater excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company's periodic review of the commercial mortgage loan and agricultural loan portfolio, which includes an internal appraisal of the underlying collateral value. The Company's periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company's commercial mortgage and agricultural loan portfolios.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan's effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolio segments considers the current credit composition of the portfolio based on an internal quality rating, (as described above). The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed each quarter and updated as appropriate.

The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. "Realized investment gains (losses), net" includes changes in the allowance for losses. "Realized investment gains (losses), net" also includes gains and losses on sales, certain restructurings, and foreclosures.

When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down to the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.

Policy loans are carried at unpaid principal balances. Interest income on policy loans is recognized in net investment income at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.

Short-term investments primarily consist of investments in certain money market funds as well as highly liquid debt instruments with a maturity of greater than three months and less than twelve months when purchased. These investments are generally carried at fair value.

Securities repurchase and resale agreements that satisfy certain criteria are treated as collateralized financing arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective agreements. For securities purchased under agreements to resell, the Company's policy is to take possession or control of the securities and to value the securities daily. Securities to be resold are the same, or substantially the same, as the securities received. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. Securities to be repurchased are the same, or substantially the same as those sold. Income and expenses related to these transactions executed within the insurance subsidiary used to earn spread income are reported as "Net investment income," however, for transactions used to borrow funds, the associated borrowing cost is reported as interest expense (included in "General and administrative expenses").

Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions used to earn spread income are reported as "Net investment income;" however, for securities loaned transactions used for funding purposes the associated rebate is reported as interest expense (included in "General and administrative expenses").

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


Other long-term investments consist of the Company's investments in joint ventures and limited partnerships, as well as wholly-owned investment real estate and other investments. Joint venture and partnership interests are generally accounted for using the equity method of accounting. In certain instances in which the Company's partnership interest is so minor (generally less than 3%) that it exercises virtually no influence over operating and financial policies, the Company applies the cost method of accounting. The Company's income from investments in joint ventures and partnerships accounted for using the equity method or cost method is included in "Net investment income." The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method or the cost method (including assessment for other-than-temporary impairment), the Company uses financial information provided by the investee, generally on a one to three month lag.

Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sale of fixed maturity securities, equity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net other-than-temporary impairments recognized in earnings. Realized investment gains and losses are also generated from prepayment premiums received on private fixed maturity securities, allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment.

The Company's available-for-sale securities with unrealized losses are reviewed quarterly to identify other-than-temporary impairments in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer. With regard to available-for-sale equity securities, the Company also considers the ability and intent to hold the investment for a period of time to allow for a recovery of value. When it is determined that a decline in value of an equity security is other-than-temporary, the carrying value of the equity security is reduced to its fair value, with a corresponding charge to earnings.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments for debt securities an other-than-temporary impairment must be recognized in earnings for a debt security in an unrealized loss position when an entity either (a) has the intent to sell the debt security or (b) more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the guidance requires that the Company analyze its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an other-than-temporary impairment is recognized.

Under the authoritative guidance for the recognition and presentation of other-than-temporary impairments, when an other-than-temporary impairment of a debt security has occurred, the amount of the other-than-temporary impairment recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the other-than-temporary impairment recognized in earnings is equal to the entire difference between the security's amortized cost basis and its fair value at the impairment measurement date. For

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

other-than-temporary impairments of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in "Other comprehensive income (loss)" ("OCI"). Unrealized gains or losses on securities for which an other-than-temporary impairment has been recognized in earnings is tracked as a separate component of "Accumulated other comprehensive income (loss)."

For debt securities, the split between the amount of an other-than-temporary impairment recognized in other comprehensive income and the net amount recognized in earnings is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including prepayment assumptions, and are based on data from widely accepted third-party data sources or internal estimates. In addition to prepayment assumptions, cash flow estimates include assumptions regarding the underlying collateral including default rates and recoveries which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security's position within the capital structure of the issuer.

The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an other-than-temporary impairment, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.

Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non performance risk used in valuation models. Derivative financial instruments generally used by the Company include swaps and options. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Derivatives are used to manage the characteristics of the Company's asset/liability mix, and to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency, and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed below and in
Note 10, all realized and unrealized changes in fair value of derivatives, with the exception of the effective portion of cash flow hedges, are recorded in current earnings. Cash flows from derivatives are reported in the operating and investing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


Derivatives are recorded either as assets, within "Other long-term investments" or as liabilities, within "Other liabilities," except for embedded derivatives, which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with its affiliated counterparty Prudential Global Funding, LLC, with which a master netting arrangement has been executed.

The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge), or (2) a derivative that does not qualify for hedge accounting.

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in "Realized investment gains (losses), net."

The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions.

When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in "Accumulated other comprehensive income (loss)" until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the income statement line item associated with the hedged item.

If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." In this scenario, the hedged asset or liability under a fair value hedge will no longer be adjusted for changes in fair value and the existing basis adjustment is amortized to the income statement line associated with the asset or liability. The component of "Accumulated other comprehensive income (loss)" related to discontinued cash flow hedges is reclassified to the income statement line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.

When hedge accounting is discontinued because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in "Realized investment gains (losses), net." Gains and losses that were in "Accumulated other comprehensive income (loss)" pursuant to the hedge of a forecasted transaction are recognized immediately in "Realized investment gains (losses), net."

If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in "Realized investment gains (losses), net" without considering changes in the fair value of the economically associated assets or liabilities.

The Company is a party to financial instruments that contain derivative instruments that are "embedded" in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in "Realized investment gains (losses), net". For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to classify the entire instrument as a trading account asset and report it within "Other trading account assets, at fair value." The Company has sold variable annuity products, which may include guaranteed benefit features that are accounted for as embedded derivatives. The Company has entered into reinsurance agreements to transfer the risk related to the embedded derivatives contained in certain insurance product to affiliates. These reinsurance agreements are derivatives and have been accounted in the same manner as the guaranteed benefit feature.

Cash and cash equivalents
Cash and cash equivalents include cash on hand, amounts due from banks, money market instruments, and other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Trading account assets, at fair value." The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.

Value of business acquired
As a result of certain acquisitions and the application of purchase accounting, the Company reports a financial asset representing the value of business acquired ("VOBA"). VOBA includes an explicit adjustment to reflect the cost of capital attributable to the acquired insurance contracts. VOBA represents an adjustment to the stated value of inforce insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired, at the end of each reporting period to ensure that the balance does not exceed the present value of anticipated gross profits. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation. For acquired annuity contracts, future positive cash flows generally include fees and other charges assessed to the contracts as long as they remain in force as well as fees collected upon surrender, if applicable, while future negative cash flows include costs to administer contracts and benefit payments. In addition, future cash flows with respect to acquired annuity business include the impact of future cash flows expected from the guaranteed minimum death and income benefit provisions. For acquired annuity contracts, VOBA is amortized in proportion to estimated gross profits arising from the contracts and anticipated future experience, which is evaluated regularly. See Note 5 for additional information regarding value of business acquired.

Deferred policy acquisition costs
Costs that are directly related to the production of new insurance and annuity products are deferred to the extent such costs are deemed recoverable from future profits. Such deferred policy acquisition costs ("DAC") include incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. See below under "Adoption of New Accounting Pronouncements" for a discussion of the new authoritative guidance retrospectively adopted effective January 1, 2012, which is reflected in the Financial Statements. In each

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

reporting period, capitalized DAC is amortized to "Amortization of deferred policy acquisition costs," net of the accrual of imputed interest on DAC balances. DAC is subject to recoverability testing at the end of each reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits or premiums less benefits and maintenance expenses, as applicable. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income (loss)."

Policy acquisition costs for fixed and variable deferred annuity products are deferred and amortized over the expected life of the contracts (approximately 25 - 99 years) in proportion to gross profits arising principally from investment results, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach to derive the blended future rate of return assumptions. However, if the projected future rate of return calculated using this approach is greater than the maximum future rate of return assumption, the maximum future rate of return is utilized in deriving the blended future rate of return assumption. In addition to the gross profit components previously mentioned, the impact of the embedded derivatives associated with certain optional living benefit features of the Company's variable annuity contracts and related hedging activities are also included in actual gross profits used as the basis for calculating current period amortization and, in certain instances, in management's estimate of total gross profits used for setting the amortization rate, regardless of which affiliated legal entity this activity occurs. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities are also included. The Company is an indirect subsidiary of Prudential Financial (an SEC registrant) and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note
13. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. The effect of changes to estimated gross profits on unamortized deferred acquisition costs is reflected in "Amortization of deferred policy acquisition costs" in the period such estimated gross profits are revised.

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For internal replacement transactions, except those that involve the addition of a non-integrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies.

Reinsurance recoverables
Reinsurance recoverables include corresponding payables and receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 13 to the Financial Statements.

Separate account assets and liabilities
Separate account assets are reported at fair value and represent segregated funds that are invested for certain policyholders. "Separate account assets" are predominantly shares in Advanced Series Trust formerly known as American Skandia Trust co-managed by AST Investment Services, Incorporated ("ASISI") formerly known as

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

American Skandia Investment Services, Incorporated and Prudential Investments LLC, which utilizes various fund managers as sub-advisors. The remaining assets are shares in other mutual funds, which are managed by independent investment firms. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. The assets of each account are legally segregated and are generally not subject to claims that arise out of any other business of the Company. The investment income and gains or losses for separate accounts generally accrue to the policyholders and are not included in the Company's results of operations and Comprehensive Income. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income". Asset administration fees calculated on account assets are included in "Asset administration fees." Separate account liabilities primarily represent the contractholder's account balance in separate account assets and will be equal and offsetting to total separate account assets.

Deferred sales inducements
The Company provides sales inducements to contractholders, which primarily reflect an up-front bonus added to the contractholder's initial deposit for certain annuity contracts. These costs are deferred and recognized in "Deferred sales inducements". They are amortized using the same methodology and assumptions used to amortize DAC. Sales inducements balances are subject to recoverability testing at the end of each reporting period to ensure that the capitalized amounts do not exceed the present value of anticipated gross profits. The Company records amortization of deferred sales inducements in "Interest credited to policyholders' account balances." See Note 6 for additional information regarding sales inducements.

Other assets and other liabilities
"Other assets" consist primarily of accruals for asset administration fees. "Other assets" also consist of state insurance licenses. Licenses to do business in all states have been capitalized and reflected at the purchase price of $4.0 million. Due to the adoption of authoritative guidance on accounting for Goodwill and Other Intangible Assets, the cost of the licenses is no longer being amortized but is subjected to an annual impairment test. As of December 31, 2011, the Company estimated the fair value of the state insurance licenses to be in excess of book value and, therefore, no impairment charge was required. See "Value of Business Acquired" for additional information.

"Other liabilities" consist primarily of accrued expenses, technical overdrafts and a liability to the participants of a deferred compensation plan. Other liabilities may also include derivative instruments for which fair values are determined as described above under "Derivative Financial Instruments".

Future policy benefits
The Company's liability for future policy benefits is primarily comprised of liabilities for guarantee benefits related to certain nontraditional long-duration life and annuity contracts, which are discussed more fully in
Note 6. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on our variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 10 to the Financial Statements.

The Company's liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders related to contracts that have annuitized, where the timing and

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

amount of payment depends on policyholder mortality, less the present value of future net premiums. Expected mortality is generally based on the Company's historical experience or standard industry tables. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality and interest rate assumptions are "locked-in" upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves.

Policyholders' account balances
The Company's liability for policyholders' account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is generally equal to the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance. These policyholders' account balances also include provision for benefits under non-life contingent payout annuities and certain unearned revenues.

Contingent liabilities
Amounts related to contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual.

Insurance revenue and expense recognition
Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Benefit reserves for the variable investment options on annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Benefit reserves for variable immediate annuity contracts represent the account value of the contracts and are included in "Separate account liabilities."

Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Benefit reserves for these contracts are based on applicable actuarial standards with assumed interest rates that vary by contract year. Reserves for contracts without life contingencies are included in "Policyholders' account balances" while reserves for contracts with life contingencies are included in "future policy benefits and other policyholder liabilities." Assumed interest rates ranged from 1.00% to 8.25% at December 31, 2011, and from 1.00% to 8.25% at December 31, 2010.

Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for mortality and expense risk fees, administration fees, cost of insurance fees, taxes and

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Benefit reserves for variable life insurance contracts represent the account value of the contracts and are included in "Separate account liabilities."

Certain individual annuity contracts provide the holder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 6. The Company also provides contracts with certain living benefits that are treated as embedded derivatives from an accounting perspective. These contracts are discussed in further detail in Note 6.

Premiums, benefits and expenses are stated net of reinsurance ceded to other companies. Estimated reinsurance recoverables and the cost of reinsurance are recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

Asset administration fees
In accordance with an agreement with ASISI, the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust. In addition, the Company receives fees calculated on contractholder separate account balances invested in funds managed by companies other than ASISI. Asset administration fees are recognized as income when earned. These revenues are recorded as "Asset administration fees and other income" in the Statements of Operations and Comprehensive Income.

Income taxes
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.

Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to the amount expected to be realized.

See Note 8 for additional information regarding income taxes.

Adoption of New Accounting Pronouncements
In January 2010, the FASB issued updated guidance that requires new fair value disclosures about significant transfers between Level 1 and 2 measurement categories and separate presentation of purchases, sales, issuances, and settlements within the roll forward of Level 3 activity. Also, this updated fair value guidance clarifies the disclosure requirements about level of disaggregation and valuation techniques and inputs. This new guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of Level 3 activity, which are effective for interim and annual reporting periods beginning after December 15, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2009 on January 1, 2010. The Company adopted the guidance effective for interim and annual reporting periods beginning after December 15, 2010 on January 1, 2011. The required disclosures are provided in
Note 10.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


In April 2010, the FASB issued authoritative guidance clarifying that an insurance entity should not consider any separate account interests in an investment held for the benefit of policyholders to be the insurer's interests, and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for a related party policyholder, whereby consolidation of such interests must be considered under applicable variable interest guidance. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010 and retrospectively to all prior periods upon the date of adoption, with early adoption permitted. The Company's adoption of this guidance effective January 1, 2011 did not have a material effect on the Company's financial position, results of operations, and financial statement disclosures.

In July 2010, the FASB issued updated guidance that requires enhanced disclosures related to the allowance for credit losses and the credit quality of a company's financing receivable portfolio. The disclosures as of the end of a reporting period are effective for interim and annual reporting periods ending on or after December 15, 2010. The Company adopted this guidance effective December 31, 2010. The disclosures about activity that occurs during a reporting period are effective for interim and annual reporting periods beginning after December 15, 2010. The required disclosures are included above and in Note 3. In January 2011, the FASB deferred the disclosures required by this guidance related to troubled debt restructurings. These disclosures are effective for the first interim or annual reporting period beginning on or after June 15, 2011, concurrent with the effective date of guidance for determining what constitutes a troubled debt restructuring. The disclosures required by this guidance related to troubled debt restructurings were adopted in the third quarter of 2011 and are included above and in Note 3.

In April 2011, the Financial Accounting Standards Board ("FASB") issued updated guidance clarifying which restructurings constitute troubled debt restructurings. It is intended to assist creditors in their evaluation of whether conditions exist that constitute a troubled debt restructuring. This new guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011 and should be applied retrospectively to the beginning of the annual reporting period of adoption. The Company's adoption of this guidance in the third quarter of 2011 did not have a material effect on the Company's financial position, results of operations, or financial statement disclosures.

Effective January 1, 2012 the Company adopted, retrospectively, updated guidance regarding the presentation of comprehensive income. The updated guidance eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. Under the updated guidance, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The updated guidance does not change the items that are reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The Company opted to present the total of comprehensive income, the components of net income, and the components of other comprehensive income in a single continuous statement of comprehensive income. The Financial Statements included herein reflect the adoption of this updated guidance.

Effective January 1, 2012, the Company adopted retrospectively new authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance acquisition costs are to include only those costs that are directly related to the acquisition or renewal of insurance contracts by applying a model similar to the accounting for loan origination costs. An entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)

employee compensation, including payroll fringe benefits, and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. Prior period financial information presented in these financial statements has been adjusted to reflect the retrospective adoption of the amended guidance. The impact of the retrospective adoption of this guidance on previously reported December 31, 2011 and December 31, 2010 balances was a reduction in "Deferred policy acquisition costs" of $90 million and $183 million and a reduction in "Total equity" of $58 million and $118 million, respectively. The impact of the retrospective adoption of this guidance on previously reported income from continuing operations before income taxes for the years ended December 31, 2011, 2010 and 2009 was an increase of $93 million, decrease of $12 million and a decrease of $36 million, respectively. Since the Company ceased offering its existing variable annuity products in March 2010, the lower level of cost qualifying for deferral under this guidance will have a minimal impact on earnings in future periods. The initial "Deferred policy acquisition cost" write-off will result in a lower level of amortization going forward and increase earnings in future periods. While the adoption of this amended guidance changes the timing of when certain costs are reflected in the Company's results of operations, it has no effect on the total acquisition costs to be recognized over time and has no impact on the Company's cash flows.

The following tables present amounts as previously reported in 2011 and the effect of the change due to the retrospective adoption of the amended guidance related to the deferral of acquisition costs as described above within the "Effect of Change" column.

Statements of Financial Position:

                                                         December 31, 2011
                                               ------------------------------------
                                               As Previously Effect of  As Currently
                                                 Reported     Change      Reported
                                               ------------- ---------  ------------
                                                          (in thousands)
Deferred policy acquisition costs               $   757,183  $ (90,419) $   666,764
Income taxes                                         70,425     32,253      102,678
Total assets                                     52,313,024   (58,166)   52,254,858
Total liabilities                                51,234,281          -   51,234,281

Accumulated other comprehensive income (loss)       151,692      9,020      160,712
Retained earnings (accumulated deficit)              41,881    (67,186)     (25,305)
Total equity                                      1,078,743    (58,166)   1,020,577
Total liabilities and equity                    $52,313,024  $ (58,166) $52,254,858

                                                         December 31, 2010
                                               -------------------------------------
                                               As Previously Effect of  As Currently
                                                 Reported     Change      Reported
                                               ------------- ---------  ------------
                                                          (in thousands)
Deferred policy acquisition costs               $ 1,540,028  $(182,872) $ 1,357,156
Total assets                                     57,266,936   (182,872)  57,084,064
Income taxes                                        132,455    (64,611)      67,844
Total liabilities                                55,358,552    (64,611)  55,293,941
Accumulated other comprehensive income (loss)       181,212      9,659      190,871
Retained earnings (accumulated deficit)             749,751   (127,920)     621,831
Total equity                                      1,908,384   (118,261)   1,790,123
Total liabilities and equity                    $57,266,936  $(182,872) $57,084,064

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


Statements of Operations and Comprehensive Income:

                                                       Year Ended December 31, 2011
                                                   -----------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
  Total revenues                                    $1,522,878   $      -   $1,522,878
Benefits and expenses
Amortization of deferred policy acquisition costs      814,131    (98,043)     716,088
General, administrative and other expenses             437,457      4,605      442,062
Total benefits and expenses                          1,933,934    (93,438)   1,840,496
Income from operations before income taxes            (411,056)    93,438     (317,618)
Income tax expense                                    (198,766)    32,703     (166,063)
Net income                                          $ (212,290)  $ 60,735   $ (151,555)

                                                       Year Ended December 31, 2010
                                                   -----------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
  Total revenues                                    $1,574,025   $      -   $1,574,025
Benefits and expenses
Amortization of deferred policy acquisition costs      202,568    (23,899)     178,669
General, administrative and other expenses             413,466     35,885      449,351
  Total benefits and expenses                        1,028,743     11,986    1,040,729
Income from operations before income taxes             545,282    (11,986)     533,296
Income tax expense                                     123,701     (4,195)     119,506
Net income                                          $  421,581   $ (7,791)  $  413,790

                                                       Year Ended December 31, 2009
                                                   -----------------------------------
                                                   As Previously Effect of As Currently
                                                     Reported     Change     Reported
                                                   ------------- --------- ------------
                                                              (in thousands)
Revenues
  Total revenues                                    $1,135,556   $      -   $1,135,556
Benefits and expenses
Amortization of deferred policy acquisition costs      319,806    (42,700)     277,106
General, administrative and other expenses             370,162     78,697      448,859
  Total benefits and expenses                        1,103,439     35,997    1,139,436
Income from operations before income taxes              32,117    (35,997)      (3,880)
Income tax expense                                     (51,441)   (12,599)     (64,040)
Net income                                          $   83,558   $(23,398)  $   60,160

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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2. ACCOUNTING POLICIES AND PRONOUNCEMENTS (continued)


Statements of Cash Flows:

                                             Year ended December 31, 2011
                                         -----------------------------------
                                         As Previously Effect of As Currently
                                           Reported     Change     Reported
                                         ------------- --------- ------------
   Cash flows from operating activities
     Net Income                            $(212,290)  $ 60,735   $(151,555)
   Change in:                                                             -
     Deferred policy acquisition costs       767,532    (93,438)    674,094
     Income taxes                           (186,985)    32,703    (154,282)
   Cash flows from operating activities    $ 795,330   $      -   $ 795,330

                                             Year ended December 31, 2010
                                         -----------------------------------
                                         As Previously Effect of As Currently
                                           Reported     Change     Reported
                                         ------------- --------- ------------
   Cash flows from operating activities
   Net Income                              $ 421,581    $(7,791)   $413,790
   Change in:
     Deferred policy acquisition costs      (108,633)    11,986     (96,647)
     Income taxes                            336,553     (4,195)    332,358
   Cash flows from operating activities    $ 856,812    $     -    $856,812

                                             Year ended December 31, 2009
                                         -----------------------------------
                                         As Previously Effect of As Currently
                                           Reported     Change     Reported
                                         ------------- --------- ------------
   Cash flows from operating activities
   Net Income                              $  83,558   $(23,398)  $  60,160
   Change in:
     Deferred policy acquisition costs      (335,045)    35,997    (299,048)
     Income taxes                            (51,660)   (12,599)    (64,259)
   Cash flows from operating activities    $(257,490)  $      -   $(257,490)

Future Adoption of New Accounting Pronouncements
In December 2011, the FASB issued updated guidance regarding the disclosure of offsetting assets and liabilities. This new guidance requires an entity to disclose information on both a gross basis and net basis about instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This new guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim reporting periods within those years, and should be applied retrospectively for all comparative periods presented. The Company is currently assessing the impact of the guidance on the Company's financial position, results of operations, and financial statement disclosures.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------


3. INVESTMENTS

Fixed Maturities and Equity Securities
The following tables provide information relating to fixed maturities and equity securities (excluding investments classified as trading) as of the dates indicated:

                                                                     December 31, 2011
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (3)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $   85,196  $    839    $    -   $   86,035   $     -
Obligations of U.S. states and their political
 subdivisions                                         90,807     9,268         -      100,075         -
Foreign government bonds                             120,361    14,449         -      134,810         -
Corporate securities                               3,526,879   365,170     4,336    3,887,713      (236)
Asset-backed securities (1)                          172,390     9,798     4,804      177,384    (3,906)
Commercial mortgage-backed securities                463,576    28,189         8      491,757         -
Residential mortgage-backed securities (2)           379,486    16,562        55      395,993       (55)
                                                  ----------  --------    ------   ----------   -------
Total fixed maturities, available-for-sale        $4,838,695  $444,275    $9,203   $5,273,767   $(4,197)
                                                  ==========  ========    ======   ==========   =======
Equity securities, available-for-sale
Common Stocks
  Industrial, miscellaneous & other                    2,510       561         -        3,071         -
                                                  ----------  --------    ------   ----------   -------
Total equity securities, available-for-sale       $    2,510  $    561    $    -   $    3,071   $     -
                                                  ==========  ========    ======   ==========   =======

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, credit cards, education loans, and other asset types.
    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI," which were not included in earnings. Amount excludes $2.4 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.

                                                                     December 31, 2010
                                                  ------------------------------------------------------
                                                                                              Other-than-
                                                               Gross      Gross                temporary
                                                  Amortized  Unrealized Unrealized   Fair     impairments
                                                    Cost       Gains      Losses     Value    in AOCI (3)
                                                  ---------- ---------- ---------- ---------- -----------
                                                                      (in thousands)
Fixed maturities, available-for-sale
U.S. Treasury securities and obligations of U.S.
 government authorities and agencies              $  187,394  $  5,911    $    -   $  193,305  $      -
Obligations of U.S. states and their political
 Subdivisions                                         69,567     7,949         -       77,516         -
Foreign government bonds                             122,152    14,361         -      136,513         -
Corporate securities                               3,554,569   396,747       366    3,950,950      (235)
Asset-backed securities (1)                          207,373    14,387     7,790      213,970   (12,200)
Commercial mortgage-backed securities                455,972    34,597         -      490,569         -
Residential mortgage-backed securities (2)           367,237    26,161         -      393,398       (76)
                                                  ----------  --------    ------   ----------  --------
Total fixed maturities, available-for-sale        $4,964,264  $500,113    $8,156   $5,456,221  $(12,511)
                                                  ==========  ========    ======   ==========  ========

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                              December 31, 2010
                                             ---------------------------------------------------
                                                                                     Other-than-
                                                         Gross      Gross             temporary
                                             Amortized Unrealized Unrealized  Fair   impairments
                                               Cost      Gains      Losses    Value  in AOCI (3)
                                             --------- ---------- ---------- ------- -----------
                                                               (in thousands)
Equity securities, available-for-sale
Common Stocks
  Industrial, miscellaneous & other             5,000       542        -       5,542      -
Non-redeemable preferred stocks (4)             8,524     2,544        -      11,068      -
Perpetual preferred stocks (5)                    960        64       47         977      -
                                              -------    ------      ---     -------     --
Total equity securities, available-for-sale   $14,484    $3,150      $47     $17,587     $-
                                              =======    ======      ===     =======     ==

    (1)Includes credit tranched securities collateralized by sub-prime mortgages, auto loans, credit cards, education loans, and other asset types.
    (2)Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
    (3)Represents the amount of other-than-temporary impairment losses in "Accumulated other comprehensive income (loss)," or "AOCI," which were not included in earnings. Amount excludes $6.0 million of net unrealized gains on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
    (4)$4.5 million of non-redeemable preferred stocks were sold in 2011. The remainder of the holdings deemed non-redeemable at year end were reclassified as redeemable and moved to fixed maturities.
    (5)Perpetual preferred stocks at year end were deemed Other Trading Account Assets in 2011.

The amortized cost and fair value of fixed maturities by contractual maturities at December 31, 2011 are as follows:

                                                  Available-for-Sale
                                                 ---------------------
                                                 Amortized    Fair
                                                   Cost       Value
                                                 ---------- ----------
                                                    (in thousands)
         Due in one year or less                 $  463,181 $  475,192

         Due after one year through five years    1,965,266  2,126,007

         Due after five years through ten years     853,223    958,035

         Due after ten years                        541,573    649,399

         Asset-backed securities                    172,390    177,384

         Commercial mortgage-backed securities      463,576    491,757

         Residential mortgage-backed securities     379,486    395,993
                                                 ---------- ----------
           Total                                 $4,838,695 $5,273,767
                                                 ========== ==========

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed, and residential mortgage-backed securities are shown separately in the table above, as they are not due at a single maturity date.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


The following table depicts the sources of fixed maturity proceeds and related gross investment gains (losses), as well as losses on impairments of both fixed maturities and equity securities:

                                                                                     2011        2010        2009
                                                                                  ----------  ----------  ----------
                                                                                            (in thousands)
Fixed maturities, available for sale
  Proceeds from sales                                                             $1,121,792  $1,422,218  $6,471,090
  Proceeds from maturities/repayments                                                545,155     497,378     710,653
  Gross investment gains from sales, prepayments, and maturities                      75,580     131,492     231,977
  Gross investment losses from sales and maturities                                     (223)     (1,801)     (1,731)
Fixed maturity and equity security impairments
  Net writedowns for other-than-temporary impairment losses on fixed maturities
   recognized in earnings (1)                                                     $     (962) $   (3,004) $  (11,607)
  Writedowns for impairments on equity securities                                          -           -      (1,936)

    (1)Excludes the portion of other-than-temporary impairments recorded in "Other comprehensive income (loss)," representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of impairment.

As discussed in Note 2, a portion of certain OTTI losses on fixed maturity securities are recognized in OCI. For these securities the net amount recognized in earnings ("credit loss impairments") represents the difference between the amortized cost of the security and the net present value of its projected future cash flows discounted at the effective interest rate implicit in the debt security prior to impairment. Any remaining difference between the fair value and amortized cost is recognized in OCI. The following tables set forth the amount of pretax credit loss impairments on fixed maturity securities held by the Company as of the dates indicated, for which a portion of the OTTI loss was recognized in OCI, and the corresponding changes in such amounts.

                                                                                               Year Ended   Year Ended
                                                                                              December 31, December 31,
                                                                                              ------------ ------------
                                                                                                  2011         2010
                                                                                              ------------ ------------
                                                                                                   (in thousands)
Balance, beginning of period                                                                    $ 14,148     $13,038
Credit loss impairments previously recognized on securities which matured, paid down,
 prepaid or were sold during the period                                                          (11,446)     (1,027)
Credit loss impairments previously recognized on securities impaired to fair value during
 the period                                                                                            -           -
Credit loss impairment recognized in the current period on securities not previously
 impaired                                                                                              -           -
Additional credit loss impairments recognized in the current period on securities previously
 impaired                                                                                            961       2,029
Increases due to the passage of time on previously recorded credit losses                            340         609
Accretion of credit loss impairments previously recognized due to an increase in cash flows
 expected to be collected                                                                           (461)       (501)
                                                                                                --------     -------
Balance, end of period                                                                          $  3,542     $14,148
                                                                                                ========     =======

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Trading Account Assets
The following table sets forth the composition of the Company's "Trading account assets" as of the dates indicated:

                                     December 31, 2011 December 31, 2010
                                     ----------------- -----------------
                                     Amortized  Fair   Amortized  Fair
                                       Cost     Value    Cost     Value
                                     --------- ------- --------- -------
                                               (in thousands)
       Fixed maturities:
         Asset-backed securities      $30,800  $31,571  $66,205  $70,831
       Equity securities                6,664    7,007    8,132    8,774
                                      -------  -------  -------  -------
       Total trading account assets   $37,464  $38,578  $74,337  $79,605
                                      =======  =======  =======  =======

The net change in unrealized gains and losses from trading account assets still held at period end, recorded within "Asset administration fees and other income" was $(4.1) million, $1.6 million and $10.1 million during the years ended December 31, 2011, 2010 and 2009, respectively.

Commercial Mortgage and Other Loans
The Company's commercial mortgage and other loans are comprised as follows, as of the dates indicated:

                                                                  December 31, 2011     December 31, 2010
                                                                --------------------  --------------------
                                                                    Amount     % of       Amount     % of
                                                                (in thousands) Total  (in thousands) Total
Commercial mortgage and other loans by property type:
Office buildings                                                   $ 60,220     13.3%    $ 49,248     11.3%
Retail                                                               68,369     15.1%      62,078     14.3%
Apartments/Multi-Family                                             114,900     25.5%     124,709     28.7%
Industrial buildings                                                144,513     32.1%     142,003     32.7%
Hospitality                                                           9,289      2.1%       8,524      2.0%
                                                                   --------    -----     --------    -----
Total commercial mortgage loans                                     397,291     88.1%     386,562     89.0%
Agricultural property loans                                          48,964     10.9%      47,850     11.0%
Other                                                                 4,605      1.0%           -      0.0%
                                                                   --------    -----     --------    -----
Total commercial mortgage and other loans                           450,860    100.0%     434,412    100.0%
                                                                               =====                 =====
Valuation allowance                                                  (1,501)               (2,980)
                                                                   --------              --------
Total net commercial mortgage and other loans by property type     $449,359              $431,432
                                                                   ========              ========

The commercial mortgage and agricultural property loans are geographically dispersed throughout the United States, Canada and Asia with the largest concentrations in California (24%), New York (17%) and Ohio (11%) at December 31, 2011.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Activity in the allowance for losses for all commercial mortgage and other loans, as of the dates indicated, is as follows:

                                               December 31, 2011 December 31, 2010 December 31, 2009
                                               ----------------- ----------------- -----------------
Allowance for losses, beginning of year             $ 2,980           $2,897            $  218
(Release of) addition to allowance for losses        (1,479)              83             2,679
                                                    -------           ------            ------
Total Ending Balance (1)                            $ 1,501           $2,980            $2,897
                                                    =======           ======            ======

    (1)Agricultural loans represent $0.2 million, $0.2 million and $0.0 million of the ending allowance at December 31, 2011, 2010 and 2009, respectively.

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans as of dates indicated:

                                                           December 31, 2011 December 31, 2010
                                                              Total Loans       Total Loans
                                                           ----------------- -----------------
                                                                     (in thousands)
Allowance for Credit Losses:
Ending Balance: individually evaluated for impairment (1)      $      -          $    416
Ending Balance: collectively evaluated for impairment (2)         1,501             2,564
                                                               --------          --------
Total ending balance                                           $  1,501          $  2,980
Recorded Investment: (3)
Ending Balance: individually evaluated for impairment (1)      $      -          $  3,782
Ending Balance: collectively evaluated for impairment (2)       450,860           430,630
                                                               --------          --------
Total ending balance, gross of reserves                        $450,860          $434,412
                                                               ========          ========

    (1)There were no agricultural loans individually evaluated for impairments at December 31, 2011, 2010 and 2009, respectively.
    (2)Agricultural loans collectively evaluated for impairment had a recorded investment of $49.0 million and $48.0 million at December 31, 2011 and December 31, 2010, respectively and related allowance of $0.2 million for both periods.
    (3)Recorded investment reflects the balance sheet carrying value gross of related allowance.

Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. As shown in the table above, at December 31, 2011, there were no impaired commercial mortgage and other loans identified in management's specific review of probable loan losses and related allowance. As of December 31, 2010 impaired loans identified in management's specific review had a recorded investment of $3.8 million and related allowance of $0.4 million, all of which related to the hospitality property type. The average recorded investment in impaired loans with an allowance recorded, before the allowance for losses, was $3.0 million and $3.8 million at December 31, 2011 and December 31, 2010.

As of December 31, 2011 and 2010 net investment income recognized on these loans totaled $0 million and $0.3 million. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

Impaired commercial mortgage and other loans with no allowance for losses are loans in which the fair value of the collateral or the net present value of the loans' expected future cash flows equals or exceeds the recorded

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

investment. The Company had no such loans at December 31, 2011 or December 31, 2010. See Note 2 for information regarding the Company's accounting policies for non-performing loans.

As described in Note 2, loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage and other loans. As of December 31, 2011 and December 31, 2010, 85% or $384 million and 83% or $361 million of the recorded investment, respectively, had a loan-to-value ratio of less than 80%. As of December 31, 2011 and December 31, 2010, 96% and 74% of the recorded investment, respectively, had a debt service coverage ratio of 1.0X or greater. As of December 31, 2011, approximately $19 million or 4% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans. As of December 31, 2010, approximately $113 million or 26% of the recorded investment had a loan-to-value ratio greater than 100% or debt service coverage ratio less than 1.0X; none of which related to agricultural loans.

All commercial mortgage and other loans were in current status including $3.1 million and $3.8 million of hospitality loans and $0 million and $5.0 million of office loans in non-accrual status at December 31, 2011 and 2010, respectively. See Note 2 for further discussion regarding nonaccrual status loans.

For the year ended December 31, 2011, the Company sold commercial mortgage loans to an affiliated company. See Note 13 for further discussion regarding related party transactions. There were no commercial mortgage and other loans sold or acquired in December 31, 2010.

Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms: changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a "troubled debt restructuring" as defined by authoritative accounting guidance. The Company's outstanding investment related to commercial mortgage and other loans that have been restructured in a troubled debt restructuring is not material.

As of December 31, 2011 the Company has not committed to provide additional funds to borrowers that have been involved in a troubled debt restructuring.

Other Long-term Investments
"Other long-term investments" are comprised as follows at December 31:

                                                      2011    2010
                                                    -------- -------
                                                     (in thousands)
           Joint ventures and limited partnerships  $ 39,443 $24,476
           Derivatives                               152,102  51,000
                                                    -------- -------
           Total other long-term investments        $191,545 $75,476
                                                    ======== =======

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Net Investment Income
Net investment income for the years ended December 31, was from the following sources:

                                                  2011      2010      2009
                                                --------  --------  --------
                                                       (in thousands)
   Fixed maturities, available-for-sale         $282,108  $349,906  $476,096
   Equity securities, available-for-sale             278       932       858
   Trading account assets                          2,023     3,378     3,634
   Commercial mortgage and other loans            28,044    26,665    20,863
   Policy loans                                      902       986       626
   Short-term investments and cash equivalents       724     1,334     2,628
   Other long-term investments                     1,016     2,101       344
                                                --------  --------  --------
   Gross investment income                       315,095   385,302   505,049
   Less investment expenses                       (9,085)   (8,193)  (10,316)
                                                --------  --------  --------
   Net investment income                        $306,010  $377,109  $494,733
                                                ========  ========  ========

Realized Investment Gains (Losses), Net
Realized investment gains (losses), net, for the years ended December 31, were from the following sources:

                                           2011         2010         2009
                                         --------  -------------- ---------
                                                   (in thousands)
    Fixed maturities                     $ 74,395     $126,687    $ 218,639
    Equity securities                       1,996         (123)        (675)
    Commercial mortgage and other loans     6,866          (84)      (2,679)
    Derivatives                           (11,366)       9,508     (178,444)
    Other                                    (108)          51          126
                                         --------  -------------- ---------
       Realized investment gains, net... $ 71,783     $136,039    $  36,967
                                         ========     ========    =========

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains and losses on securities classified as "available for sale" and certain other long-term investments and other assets are included in the Statements of Financial Position as a component of "Accumulated other comprehensive income (loss)." Changes in these amounts include reclassification adjustments to exclude from OCI those items that are included as part of "Net income" for a period that had been part of OCI in earlier periods. The amounts for the periods indicated below, split between amounts related to

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains and losses, are as follows:

Net Unrealized Investment Gains and Losses on Fixed Maturity Securities on which an OTTI loss has been recognized

                                                                                                 Accumulated Other
                                                                   Deferred Policy                 Comprehensive
                                                                  Acquisition Costs,               Income (Loss)
                                                                    Deferred Sales    Deferred    Related To Net
                                                 Net Unrealized      Inducements     Income Tax     Unrealized
                                                Gains (Losses) on    and Value of    (Liability) Investment Gains
                                                   Investments    Business Acquired    Benefit       (Losses)
                                                ----------------- ------------------ ----------- -----------------
                                                                          (in thousands)
Balance, December 31, 2008                          $      -           $     -         $     -       $      -
Cumulative impact of the retrospective
 adoption of new authoritative guidance on
 January 1, 2009                                     (18,191)              510           6,259        (11,422)
Cumulative impact of the retrospective
 adoption of new authoritative guidance on
 January 1, 2012                                           -                 -               -              -
Net investment gains (losses) on investments
 arising during the period                             7,958                 -          (2,817)         5,141
Reclassification adjustment for (gains) losses
 included in net income                                6,685                 -          (2,367)         4,318
Reclassification adjustment for OTTI losses
 excluded from net income(1)                          (4,995)                -           1,769         (3,226)
Impact of net unrealized investment (gains)
 losses on deferred policy acquisition costs,
 deferred sales inducements and value of
 business acquired                                         -             3,831          (1,356)         2,475
                                                    --------           -------         -------       --------
Balance, December 31, 2009                          $ (8,543)          $ 4,341         $ 1,488       $ (2,714)
                                                    ========           =======         =======       ========
Net investment gains (losses) on investments
 arising during the period                              (646)                -             229           (417)
Reclassification adjustment for (gains) losses
 included in net income                                2,640                 -            (935)         1,705
Reclassification adjustment for OTTI losses
 excluded from net income(1)                             (11)                -               4             (7)
Impact of net unrealized investment (gains)
 losses on deferred policy acquisition costs,
 deferred sales inducements and value of
 business acquired                                         -            (1,489)            527           (962)
                                                    --------           -------         -------       --------
Balance, December 31, 2010                          $ (6,560)          $ 2,852         $ 1,313       $ (2,395)
                                                    ========           =======         =======       ========

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                                 Accumulated Other
                                                                   Deferred Policy                 Comprehensive
                                                                  Acquisition Costs,               Income (Loss)
                                                                    Deferred Sales    Deferred    Related To Net
                                                 Net Unrealized      Inducements     Income Tax     Unrealized
                                                Gains (Losses) on    and Value of    (Liability) Investment Gains
                                                   Investments    Business Acquired    Benefit       (Losses)
                                                ----------------- ------------------ ----------- -----------------
                                                                          (in thousands)
Net investment gains (losses) on investments
 arising during the period                            (1,482)                -             519           (963)
Reclassification adjustment for (gains) losses
 included in net income                                6,302                 -          (2,206)         4,096
Reclassification adjustment for OTTI losses
 excluded from net income(1)                               -                 -               -              -
Impact of net unrealized investment (gains)
 losses on deferred policy acquisition costs,
 deferred sales inducements and value of
 business acquired                                         -            (2,160)            756         (1,404)
                                                     -------           -------         -------        -------
Balance, December 31, 2011                           $(1,740)          $   692         $   382        $  (666)
                                                     =======           =======         =======        =======

    (1)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

All Other Net Unrealized Investment Gains and Losses in AOCI

                                                                                                  Accumulated Other
                                                                    Deferred Policy                 Comprehensive
                                                                   Acquisition Costs,               Income (Loss)
                                                                     Deferred Sales    Deferred    Related To Net
                                                  Net Unrealized      Inducements     Income Tax     Unrealized
                                                 Gains/(Losses) on    and Value of    (Liability) Investment Gains
                                                  Investments (2)  Business Acquired    Benefit       (Losses)
                                                 ----------------- ------------------ ----------- -----------------
                                                                           (in thousands)
Balance, December 31, 2008                           $ (25,993)        $  16,789       $   3,258      $  (5,946)
Cumulative impact of the retrospective adoption
 of new authoritative guidance on January 1,
 2009                                                    4,312              (109)         (1,488)         2,715
Cumulative impact of the retrospective adoption
 of new authoritative guidance on January 1,
 2012                                                        -            (1,755)            621         (1,134)
Net investment gains (losses) on investments
 arising during the period                             692,928                 -        (245,297)       447,631
Reclassification adjustment for (gains) losses
 included in net income                               (224,363)                -          79,424       (144,939)
Reclassification adjustment for OTTI losses
 excluded from net income(1)                             4,995                 -          (1,768)         3,227
Impact of net unrealized investment (gains)
 losses on deferred policy acquisition costs,
 deferred sales inducements and and value of
 business acquired                                           -          (240,808)         85,314       (155,494)
                                                     ---------         ---------       ---------      ---------
Balance, December 31, 2009                           $ 451,879         $(225,883)      $ (79,936)     $ 146,060
                                                     =========         =========       =========      =========

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

                                                                                                 Accumulated Other
                                                                   Deferred Policy                 Comprehensive
                                                                  Acquisition Costs,               Income (Loss)
                                                                    Deferred Sales    Deferred    Related To Net
                                                 Net Unrealized      Inducements     Income Tax     Unrealized
                                                Gains/(Losses) on    and Value of    (Liability) Investment Gains
                                                 Investments (2)  Business Acquired    Benefit       (Losses)
                                                ----------------- ------------------ ----------- -----------------
                                                                          (in thousands)
Net investment gains (losses) on investments
 arising during the period                            87,097                  -         (30,485)       56,612
Reclassification adjustment for (gains) losses
 included in net income                              (34,323)                 -          12,013       (22,310)
Reclassification adjustment for OTTI losses
 excluded from net income(1)                              11                  -              (4)            7
Impact of net unrealized investment (gains)
 losses on deferred policy acquisition costs,
 deferred sales inducements and and value of
 business acquired                                         -             19,837          (6,940)       12,897
                                                    --------          ---------       ---------      --------
Balance, December 31, 2010                          $504,664          $(206,046)      $(105,352)     $193,266
                                                    ========          =========       =========      ========
Net investment gains (losses) on investments
 arising during the period                            19,706                  -          (6,897)       12,809
Reclassification adjustment for (gains) losses
 included in net income                              (82,693)                 -          28,947       (53,746)
Reclassification adjustment for OTTI losses
 excluded from net income(1)                               -                  -               -             -
Impact of net unrealized investment (gains)
 losses on deferred policy acquisition costs,
 deferred sales inducements and and value of
 business acquired                                         -             13,927          (4,879)        9,048
                                                    --------          ---------       ---------      --------
Balance, December 31, 2011                          $441,677          $(192,119)      $ (88,181)     $161,377
                                                    ========          =========       =========      ========

    (1)Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.
    (2)Includes cash flow hedges. See Note 11 for additional information on cash flow hedges.

The table below presents net unrealized gains (losses) on investments by asset class as of the dates indicated:

                                                                     December 31, December 31, December 31,
                                                                         2011         2010         2009
                                                                     ------------ ------------ ------------
                                                                                 (in thousands)
Fixed maturity securities on which an OTTI loss has been recognized    $ (1,740)    $ (6,560)    $ (8,543)
Fixed maturity securities, available-for-sale - all other               436,812      498,517      445,470
Equity securities, available-for-sale                                       561        3,103        1,527
Affiliated notes                                                          5,263        5,511        5,522
Derivatives designated as cash flow hedges (1)                             (962)      (2,462)        (640)
Other long-term investments                                                   3           (5)           -
                                                                       --------     --------     --------
Unrealized gains on investments and derivatives                        $439,937     $498,104     $443,336
                                                                       ========     ========     ========

    (1)See Note 11 for more information on cash flow hedges.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)


Duration of Gross Unrealized Loss Positions for Fixed Maturities and Equity Securities
The following table shows the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities and equity securities have been in a continuous unrealized loss position, as of the dates indicated:

                                                                  December 31, 2011
                                          -------------------------------------------------------------------
                                          Less than twelve months Twelve months or more         Total
                                          ----------------------- --------------------- ---------------------
                                                      Unrealized             Unrealized            Unrealized
                                          Fair Value    Losses    Fair Value   Losses   Fair Value   Losses
                                          ----------  ----------  ---------- ---------- ---------- ----------
                                                                   (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations
 of U.S. government authorities and
 agencies                                  $      -     $    -     $     -     $    -    $      -    $    -
Corporate securities                        129,881      4,010       1,130        326     131,011     4,336
Commercial mortgage-backed
 securities                                   7,014          8           -          -       7,014         8
Asset-backed securities                      48,831        782      28,430      4,022      77,261     4,804
Residential mortgage-backed securities          484         55           -          -         484        55
                                           --------     ------     -------     ------    --------    ------
Total                                      $186,210     $4,855     $29,560     $4,348    $215,770    $9,203
                                           ========     ======     =======     ======    ========    ======
Equity securities, available for sale      $      -     $    -     $     -     $    -    $      -    $    -
                                           ========     ======     =======     ======    ========    ======

                                                                 December 31, 2010
                                          -----------------------------------------------------------------
                                          Less than twelve months Twelve months or more        Total
                                          ----------------------- --------------------- -------------------
                                                      Unrealized             Unrealized  Fair    Unrealized
                                          Fair Value    Losses    Fair Value   Losses    Value     Losses
                                          ----------  ----------  ---------- ---------- -------- ----------
                                                                  (in thousands)
Fixed maturities, available for sale
U.S. Treasury securities and obligations
 of U.S. government authorities and
 agencies                                  $     -       $  -      $     -     $    -   $      -   $    -
Corporate securities                        50,071        366           62          -     50,133      366
Commercial mortgage-backed securities        4,992          -            -          -      4,992        -
Asset-backed securities                     25,905        199       42,402      7,591     68,307    7,790
Residential mortgage-backed securities           -          -            -          -          -        -
                                           -------       ----      -------     ------   --------   ------
Total                                      $80,968       $565      $42,464     $7,591   $123,432   $8,156
                                           =======       ====      =======     ======   ========   ======
Equity securities, available for sale      $     -       $  -      $   746     $   47   $    746   $   47
                                           =======       ====      =======     ======   ========   ======

The gross unrealized losses, related to fixed maturities at December 31, 2011 and December 31, 2010 are composed of $5.4 million and $6.1 million, respectively, related to high or highest quality securities based on NAIC or equivalent rating and $3.8 million and $2.0 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. At December 31, 2011, $3.4 million of the gross unrealized losses represented declines in value of greater than 20%, $0.3 million of which had been in that position for less than six months, as compared to $4.7 million at December 31, 2010 that represented declines in value of greater than 20%, $0.9 million of which had been in that position for less than six months. At December 31, 2011, the $4.3 million of gross unrealized losses of twelve months or more were concentrated in

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

3. INVESTMENTS (continued)

asset backed securities , $1.7 million in services and $1.1 million in manufacturing sector of the Company's corporate securities. At December 31, 2010, the $7.6 million of gross unrealized losses of twelve months or more were concentrated in asset backed securities.

In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for other-than-temporary impairments for these securities was not warranted at December 31, 2011 or December 31, 2010. These conclusions are based on a detailed analysis of the underlying credit and cash flows on each security. The gross unrealized losses are primarily attributable to credit spread widening and increased liquidity discounts. At December 31, 2011, the Company does not intend to sell the securities and it is not more likely than not that the Company will be required to sell the securities before the anticipated recovery of its remaining amortized cost basis.

At December 31, 2011 and December 31, 2010, there were no gross unrealized losses, related to equity securities that represented declines of greater than 20%. Perpetual preferred securities, which the Company invested in at December 31, 2010, have characteristics of both debt and equity securities. Since an impairment model similar to fixed maturity securities is applied to these securities, an other-than-temporary impairment has not been recognized on certain perpetual preferred securities that have been in a continuous unrealized loss position for twelve months or more as of December 31, 2010. In accordance with its policy described in Note 2, the Company concluded that an adjustment for other-than-temporary impairments for these equity securities was not warranted at December 31, 2010. At December 31, 2011, the Company no longer holds these investments.

Securities Pledged and Special Deposits
The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase and future contracts. At December 31, the carrying value of investments pledged to third parties as reported in the Statements of Financial Position included the following:

                                                               2011    2010
                                                             -------- -------
                                                              (in thousands)
  Fixed maturity securities, available for sale - all other  $121,631 $84,248
  Other trading account assets                                      -       -
                                                             -------- -------
  Total securities pledged                                   $121,631 $84,248
                                                             ======== =======

The carrying amount of the associated liabilities supported by the pledged collateral was $125.9 million and $87.2 million at December 31, 2011 and December 31, 2010, respectively, which was "Cash collateral for loaned securities".

Fixed maturities of $5.0 million at December 31, 2011 and 2010, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------


4. DEFERRED POLICY ACQUISITION COSTS

The balances of and changes in DAC as of and for the years ended December 31, are as follows:

                                                                              2011        2010        2009
                                                                           ----------  ----------  ----------
                                                                                     (in thousands)
Balance, beginning of year                                                 $1,357,156  $1,242,791  $1,095,636
Capitalization of commissions, sales and issue expenses                        41,994     275,316     576,154
Amortization - Impact of assumption and experience unlocking and true-ups    (113,539)     59,874      27,744
Amortization - All Other                                                     (602,550)   (238,543)   (304,850)
Changes in unrealized investment gains and losses                                 (62)     17,718    (151,893)
Other (1)                                                                     (16,235)          -           -
                                                                           ----------  ----------  ----------
Balance, end of year                                                       $  666,764  $1,357,156  $1,242,791
                                                                           ==========  ==========  ==========

    (1)Balance sheet reclassification between DAC and DSI relating to refinement in methodology for allocating DAC/DSI balances for cohorts with both DAC and DSI persistency credits. Refer to Footnote 6 for impact to DSI.

5. VALUE OF BUSINESS ACQUIRED

Details of VOBA and related interest and gross amortization for the years ended December 31, are as follows:

                                                                                 2011      2010      2009
                                                                               --------  --------  --------
                                                                                      (in thousands)
Balance, beginning of period                                                   $ 32,497  $ 52,596  $ 78,382
Amortization - Impact of assumption and experience unlocking and true-ups (1)    (1,489)   (1,494)   (2,020)
Amortization - All other (1)                                                    (15,967)  (10,295)  (14,017)
Interest (2)                                                                      2,288     2,965     3,735
Change in unrealized gains/losses                                                11,681   (11,275)  (13,083)
Impact of adoption of SOP 05-01                                                       -         -      (401)
                                                                               --------  --------  --------
Balance, end of year                                                           $ 29,010  $ 32,497  $ 52,596
                                                                               ========  ========  ========

    (1)The weighted average remaining expected life of VOBA was approximately
       4.32 years from the date of acquisition.
    (2)The interest accrual rate for the VOBA related to the businesses acquired was 4.81%, 4.97%, and 5.24% for years ended December 31, 2011, 2010, and 2009.

The following table provides estimated future amortization, net of interest, for the periods indicated (in thousands):

                          2012                 $ 6,904
                          2013                   4,692
                          2014                   3,545
                          2015                   2,724
                          2016                   2,126
                          2017 and thereafter    9,019
                                               -------
                          Total                $29,010
                                               -------

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------


6. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS

The Company has issued traditional variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company has also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract less any partial withdrawals ("return of net deposits"), (2) total deposits made to the contract less any partial withdrawals plus a minimum return ("minimum return"), or (3) the highest contract value on a specified date minus any withdrawals ("contract value"). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company has also issued annuity contracts with market value adjusted investment options ("MVAs"), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a "market adjusted value" if surrendered prior to maturity or if funds are allocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable.

The assets supporting the variable portion of both traditional variable annuities and certain variable contracts with guarantees are carried at fair value and reported as "Separate account assets" with an equivalent amount reported as "Separate account liabilities." Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in "Policy charges and fee income" and changes in liabilities for minimum guarantees are generally included in "Policyholders' benefits". In 2011, 2010 and 2009, there were no gains or losses on transfers of assets from the general account to a separate account.

For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, timing of annuitization, contract lapses and contractholder mortality.

For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company's primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility or contractholder behavior

The Company's contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

6. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

within "Future policy benefits." As of December 31, 2011 and 2010, the Company had the following guarantees associated with its contracts, by product and guarantee type:

                                              December 31, 2011            December 31, 2010
                                         ---------------------------- ----------------------------
                                           In the           At          In the           At
                                          Event of    Annuitization/   Event of    Annuitization/
                                           Death     Accumulation (1)   Death     Accumulation (1)
                                         ----------- ---------------- ----------- ----------------
                                                              (in thousands)
Variable Annuity Contracts
Return of net deposits
Account value                            $39,351,144           N/A    $43,815,528           N/A
Net amount at risk                       $ 1,082,996           N/A    $   976,802           N/A
Average attained age of contractholders     62 years           N/A       62 years           N/A
Minimum return or contract value
Account value                            $ 8,237,416   $38,565,164    $ 9,218,554   $42,097,269
Net amount at risk                       $ 1,673,400   $ 2,870,646    $ 1,238,415   $ 1,568,201
Average attained age of contractholders     64 years      62 years       63 years      61 years
Average period remaining until expected
 annuitization                                   N/A        1 year            N/A       2 years

    (1)Includes income and withdrawal benefits described herein

                                        December 31, 2011               December 31, 2010
                                 ------------------------------- -------------------------------
                                 Unadjusted Value Adjusted Value Unadjusted Value Adjusted Value
                                 ---------------- -------------- ---------------- --------------
                                                         (in thousands)
Variable Annuity Contracts
Market value adjusted annuities
Account value                       $3,011,739      $3,099,583      $3,111,568      $3,314,734

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                December 31, 2011 December 31, 2010
                                ----------------- -----------------
                                          (in thousands)
            Equity funds           $20,693,077       $27,923,398
            Bond funds              18,290,156        15,396,934
            Money market funds       3,707,408         4,682,136
                                   -----------       -----------
            Total                  $42,690,641       $48,002,468
                                   ===========       ===========

In addition to the above mentioned amounts invested in separate account investment options, $4.9 billion and $5.0 billion of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options as of December 31, 2011 and 2010, respectively.

Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees on variable contracts. The liabilities for guaranteed minimum death benefits ("GMDB") and guaranteed minimum income benefits ("GMIB") are included in "Future policy benefits" and the related changes in the liabilities are included in

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

6. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

"Policyholders' benefits." Guaranteed minimum accumulation benefits ("GMAB"), guaranteed minimum withdrawal benefits ("GMWB"), and guaranteed minimum income and withdrawal benefits ("GMIWB") features are considered to be bifurcated embedded derivatives and are recorded at fair value. Changes in the fair value of these derivatives, including changes in the Company's own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in "Realized investment gains (losses), net." See
Note 10 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The liabilities for GMAB, GMWB, and GMIWB are included in "Future policy benefits." As discussed below, the Company and a reinsurance affiliate maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in "Realized investment gains (losses), net." This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

                                                                     GMAB/GMWB/G
                                                             GMDB       MIWB        GMIB      Totals
                                                           --------  -----------  -------  -----------
                                                                       Variable Annuity
                                                                        (in thousands)
Beginning Balance as of December 31, 2008                  $279,950  $ 2,111,241  $11,626  $ 2,402,817
  Incurred guarantee benefits - Impact of assumption and
   experience unlocking and true-ups (1)                    (87,363)           -   (7,146)     (94,509)
  Incurred guarantee benefits (1)                            74,684   (2,100,367)   2,603   (2,023,080)
  Paid guarantee benefits                                   (86,076)           -        -      (86,076)
                                                           --------  -----------  -------  -----------
Beginning Balance as of December 31, 2009                   181,195       10,874    7,083      199,152
                                                           --------  -----------  -------  -----------
  Incurred guarantee benefits - Impact of assumption and
   experience unlocking and true-ups (1)                    (56,363)           -    1,238      (55,125)
  Incurred guarantee benefits (1)                            52,890      153,408    5,056      211,354
  Paid guarantee benefits                                   (47,232)           -        -      (47,232)
                                                           --------  -----------  -------  -----------
Beginning Balance as of December 31, 2010                   130,490      164,282   13,377      308,149
                                                           --------  -----------  -------  -----------
  Incurred guarantee benefits - Impact of assumption and
   experience unlocking and true-ups (1)                     23,078            -      570       23,648
  Incurred guarantee benefits (1)                            60,428    1,619,312      504    1,680,244
  Paid guarantee benefits                                   (36,278)           -      (74)     (36,352)
                                                           --------  -----------  -------  -----------
Balance as of December 31, 2011                            $177,718  $ 1,783,594  $14,377  $ 1,975,689
                                                           ========  ===========  =======  ===========

    (1)Incurred guarantee benefits include the portion of assessments established as additions to reserve as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the death benefits in excess of the account balance. The GMIB liability is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue (or, in the case of acquired contracts, at the acquisition date,) the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier assumptions should be revised.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

6. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)


The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company's GMAB features are the guaranteed return option ("GRO") features, which includes an asset transfer feature that reduces the Company's exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMWB features provide the contractholder with a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a "withdrawal" option or an "income" option. The withdrawal option (which is available under only one of the Company's GMIWBs) guarantees that a contract holder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company's GMIWBs) in general guarantees the contract holder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. Certain GMIWB features include an asset transfer feature that reduces the Company's exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature.

As part of its risk management strategy, the Company limits its exposure to these risks through a combination of product design elements, such as an asset transfer feature, and affiliated reinsurance agreements. The asset transfer feature included in the design of certain optional living benefits, transfers assets between certain variable investments selected by the annuity contractholder and, depending on the benefit feature, a fixed rate account in the general account or a bond portfolio within the separate accounts. The transfers are based on the static mathematical formula, used with the particular optional benefit, which considers a number of factors, including the impact of investment performance of the contractholder total account value. In general, negative investment performance may result in transfers to a fixed-rate account in the general account or a bond portfolio within the separate accounts, and positive investment performance may result in transfers back to contractholder-selected variable investments. Other product design elements utilized for certain products to manage these risks include asset allocation restrictions and minimum issuance age requirements. For risk management purposes the Company segregates the variable annuity living benefit features into those that include the asset transfer feature including certain GMIWB riders and certain GMAB riders that feature the GRO policyholder benefits; and those that do not include the asset transfer feature, including certain legacy GMIWB, GMWB, GMAB and GMIB riders. Living benefit riders that include the asset transfer feature also include GMDB riders, and as such the GMDB risk in these riders also benefits from the asset transfer feature.

Sales Inducements
The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize deferred policy acquisition costs. These deferred sales

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

6. CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS (continued)

inducements are included in "Other Assets" in the Company's Statements of Financial Position. The Company offers various types of sales inducements. These inducements include: (1) a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in deferred sales inducements, reported as "Interest credited to policyholders' account balances", are as follows:

                                                                               Sales
                                                                            Inducements
                                                                           --------------
                                                                           (in thousands)
Beginning Balance as of December 31, 2008                                    $ 726,314
Capitalization                                                                 293,388
Amortization - Impact of assumption and experience unlocking and true-ups        6,938
Amortization - All other                                                      (153,163)
Change in unrealized gains/losses                                              (71,601)
                                                                             ---------
Balance as of December 31, 2009                                                801,876
                                                                             ---------
Capitalization                                                                 182,823
Amortization - Impact of assumption and experience unlocking and true-ups       32,445
Amortization - All other                                                      (232,542)
Change in unrealized gains/losses                                               11,905
                                                                             ---------
Balance as of December 31, 2010                                                796,507
                                                                             ---------
Capitalization                                                                  68,370
Amortization - Impact of assumption and experience unlocking and true-ups      (56,736)
Amortization - All other                                                      (378,682)
Change in unrealized gains/losses                                                  147
Other (1)                                                                       16,235
                                                                             ---------
Balance as of December 31, 2011                                              $ 445,841
                                                                             =========

    (1)Balance sheet reclassification between DAC and DSI relating to refinement in methodology for allocating DAC/DSI balances for cohorts with both DAC and DSI persistency credits. Refer to Footnote 4 for impact to DAC.

7. REINSURANCE

The Company cedes insurance to other insurers in order to fund the cash strain generated from commission costs on current sales and to limit its risk exposure. The Company utilizes both affiliated and unaffiliated reinsurance arrangements. On its unaffiliated arrangements, the Company uses primarily modified coinsurance reinsurance arrangements whereby the reinsurer shares in the experience of a specified book of business. These reinsurance transactions result in the Company receiving from the reinsurer an upfront ceding commission on the book of business ceded in exchange for the reinsurer receiving in the future, a percentage of the future fees generated from that book of business. Such transfer does not relieve the Company of its primary liability and, as such, failure of reinsurers to honor their obligation could result in losses to the Company. The Company reduces this risk by evaluating the financial condition and credit worthiness of reinsurers.

On its affiliated arrangements, the Company uses automatic coinsurance reinsurance arrangements. These agreements cover all significant risks under features of the policies reinsured. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These affiliated agreements include the reinsurance of the Company's GMWB, GMIWB, and GMAB features. These features are considered

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

7. REINSURANCE (continued)

to be embedded derivatives, and changes in the fair value of the embedded derivative are recognized through "Realized investment gains (losses), net." Please see Note 13 for further details around the affiliated reinsurance agreements.

The effect of reinsurance for the years ended December 31, 2011, 2010, and 2009, was as follows (in thousands):

                                                         Unaffiliated  Affiliated
                                               Gross        Ceded        Ceded         Net
                                            -----------  ------------ ------------  ----------
2011
Policy charges and fee income - Life (1)    $     3,711   $    (439)  $          -  $    3,272
Policy charges and fee income - Annuity         825,000      (3,464)             -     821,536
Realized investment gains (losses), net      (1,224,770)          -      1,296,553      71,783
Policyholders' benefits                         128,873        (724)             -     128,149
General, administrative and other expenses  $   442,185   $    (924)  $     (3,804) $  437,457

2010
Policy charges and fee income - Life (1)    $     3,895   $  (3,233)  $          -  $      662
Policy charges and fee income - Annuity         715,368      25,160              -     740,528
Realized investment gains (losses), net         216,875           -        (80,836)    136,039
Policyholders' benefits                          41,908        (997)             -      40,911
General, administrative and other expenses  $   418,130   $  (1,232)  $     (3,432) $  413,466

2009
Policy charges and fee income - Life (1)    $     4,086   $  (1,328)  $          -  $    2,758
Policy charges and fee income - Annuity         401,957     (11,962)             -     389,995
Realized investment gains (losses), net       2,232,850           -     (2,195,883)     36,967
Policyholders' benefits                           4,414           -              -       4,414
General, administrative and other expenses  $   374,509   $  (2,337)  $     (2,010) $  370,162

    (1)Life insurance inforce count at December 31, 2011, 2010 and 2009 was 2,118, 2,284 and 2,469, respectively.

The Company's Statements of Financial Position also included reinsurance recoverables from Pruco Reinsurance, LTD ("Pruco Re") and Prudential Insurance Company of America ("Prudential Insurance") of $1,748.2 million at December 31, 2011 and $187.1 million at December 31, 2010.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------


8. INCOME TAXES

The components of income tax expense (benefit) for the years ended December 31, were as follows:

                                                                 2011      2010       2009
                                                              ---------  --------  ---------
                                                                      (in thousands)
Current tax expense:
  U.S.                                                        $  32,230  $(27,926) $(239,798)
  State and local                                                     -      (693)         2
                                                              ---------  --------  ---------
Total                                                         $  32,230  $(28,619) $(239,796)
                                                              =========  ========  =========
Deferred tax expense:
  U.S.                                                         (198,293)  148,362    173,161
  State and local                                                     -      (237)     2,595
                                                              ---------  --------  ---------
Total                                                         $(198,293) $148,125  $ 175,756
                                                              =========  ========  =========
Total income tax (benefit) expense on income from operations   (166,063)  119,506    (64,040)
Income Tax reported in equity related to:
Other comprehensive income (loss)                               (16,240)   25,591     82,326
Cumulative effect of changes in accounting policy                     -         -      4,772
Stock based compensation programs                                     -         -          -
                                                              ---------  --------  ---------
Total income tax (benefit) expense                            $(182,303) $145,097  $  23,058
                                                              =========  ========  =========

The Company's income (loss) from continuing operations before income taxes includes income (loss) from domestic operations of $(317.6) million, $533.3 million and $(3.9) million, and no income from foreign operations for the years ended December 31, 2011, 2010 and 2009, respectively.

The Company's actual income tax expense on continuing operations for the years ended December 31, 2011, 2010, and 2009, differs from the expected amount computed by applying the statutory federal income tax rate of 35% to income from continuing operations before income taxes for the following reasons:

                                                   2011      2010      2009
                                                ---------  --------  --------
                                                        (in thousands)
 Expected federal income tax (benefit) expense  $(111,165) $186,653  $ (1,358)
 Non taxable investment income                    (47,451)  (55,497)  (56,870)
 Tax credits                                       (7,517)  (11,290)   (6,150)
 State income taxes, net of federal benefit             -      (604)    1,688
 Other                                                 70       244    (1,350)
                                                ---------  --------  --------
 Total income tax (benefit) expense             $(166,063) $119,506  $(64,040)
                                                =========  ========  ========

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

8. INCOME TAXES (continued)


Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:

                                                      2011      2010
                                                    -------- ---------
                                                      (in thousands)
         Deferred tax assets
           Insurance reserves                       $470,084 $ 580,606
           Investments                                88,757   108,698
           Compensation reserves                       4,546     4,401
           Other                                       1,695         -
                                                    -------- ---------
           Deferred tax assets                       565,082   693,705
         Deferred tax liabilities
             VOBA and deferred acquisition cost      166,753   353,189
             Net unrealized gains                    154,314   175,199
             Deferred annuity bonus                  156,044   278,777
             Other                                         -    12,251
                                                    -------- ---------
             Deferred tax liabilities                477,111   819,416
                                                    -------- ---------
         Net deferred tax asset (liability)         $ 87,971 $(125,711)
                                                    ======== =========

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal;
(4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards;
(5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The company had no valuation allowance as of December 31, 2011, and 2010.

Management believes that based on its historical pattern of taxable income, the Company will produce sufficient income in the future to realize its deferred tax assets. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of deferred tax asset that is realizable.

The Company had no unrecognized tax benefits as of December 31, 2011 and 2010.

The Company classifies all interest and penalties related to tax uncertainties as income tax expense. In December 31, 2011 and 2010, the Company recognized nothing in the statement of operations and recognized no liabilities in the statement of financial position for tax-related interest and penalties.

The dividends received deduction ("DRD") reduces the amount of dividend income subject to U.S. tax and is the primary component of the non-taxable investment income shown in the table above, and, as such, is a significant component of the difference between the Company's effective tax rate and the federal statutory tax rate of 35%. The DRD for the current period was estimated using information from 2010, current year results, and was adjusted to take into account the current year's equity market performance. The actual current year DRD can

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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8. INCOME TAXES (continued)

vary from the estimate based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from mutual fund investments, changes in the account balances of variable life and annuity contracts, and the Company's taxable income before the DRD.

In August 2007, the IRS released Revenue Ruling 2007-54, which included, among other items, guidance on the methodology to be followed in calculating the DRD related to variable life insurance and annuity contracts. In September 2007, the IRS released Revenue Ruling 2007-61. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54 and informed taxpayers that the U.S. Treasury Department and the IRS intend to address through new guidance the issues considered in Revenue Ruling 2007-54, including the methodology to be followed in determining the DRD related to variable life insurance and annuity contracts. On
February 13, 2012, the Obama Administration released the "General Explanations of the Administration's Revenue Proposals." One proposal would change the method used to determine the amount of the DRD. A change in the DRD, including the possible retroactive or prospective elimination of this deduction through guidance or legislation, could increase actual tax expense and reduce the Company's net income. These activities had no impact on the Company's 2009, 2010 or 2011 results.

The Company is not currently under audit by the IRS or any state or local jurisdiction for the years prior to 2009.

In 2009, the Company joined in filing the federal tax return with its ultimate parent, Prudential Financial. For tax years 2009 through 2011, the Company is participating in the IRS's Compliance Assurance Program ("CAP"). Under CAP, the IRS assigns an examination team to review completed transactions contemporaneously during these tax years in order to reach agreement with the Company on how they should be reported in the tax returns. If disagreements arise, accelerated resolutions programs are available to resolve the disagreements in a timely manner before the tax returns are filed. It is management's expectation this program will shorten the time period between the filing of the Company's federal income tax returns and the IRS's completion of its examination of the returns.

9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes, and certain assets on a different basis.

Statutory net income of the Company amounted to $177.0 million, $348.4 million, and $266.6 million, for the years ended December 31, 2011, 2010, and 2009, respectively. Statutory surplus of the Company amounted to $671.8 million and $936.0 million at December 31, 2011 and 2010, respectively.

Without prior approval of its domiciliary commissioner, dividends to shareholders are limited by the laws of the Company's state of incorporation, Connecticut. The State of Connecticut restricts dividend payments to the greater of 10% of the prior year's surplus or net gain from operations from the prior year. Net gain from operations is defined as income after taxes but prior to realized capital gains, as reported on the Summary of Operations. Based on 2011 net gain from operations, the Company is restricted to divided payments of $39.1 million in 2012 without prior approval. The Company received approval from the State of Connecticut for the 2011 and 2010 dividend payments to our ultimate parent, Prudential Financial.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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9. STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS (continued)


On June 30, 2011, the Company paid an extra-ordinary dividend of $270 million to our ultimate parent, Prudential Financial. On November 30, 2011 the Company paid an ordinary dividend of $318 million to our ultimate parent, Prudential Financial. On November 23, 2010, the Company paid a dividend of $470 million of which $330 million was an ordinary dividend and $140 million was an extraordinary dividend to our ultimate parent, Prudential Financial.

10. FAIR VALUE OF ASSETS AND LIABILITIES

Fair Value Measurement - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance around fair value established a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The hierarchy prioritizes the inputs to valuation techniques into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions,
(ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information publicly available. The Company's Level 1 assets and liabilities primarily include cash equivalents and certain short term investments, equity securities, and corporate securities that are traded in an active exchange market. Prices are obtained from readily available sources for market transactions involving identical assets or liabilities.

Level 2 - Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company's Level 2 assets and liabilities primarily include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), and certain over-the-counter derivatives. Valuations are generally obtained from third party pricing services for identical or comparable assets or liabilities or through the use of valuation methodologies using observable market inputs. Prices from services are validated through comparison to trade data and internal estimates of current fair value, generally developed using market observable inputs and economic indicators.

Level 3 - Fair value is based on at least one or more significant unobservable inputs for the asset or liability. These inputs reflect the Company's assumptions about the inputs market participants would use in pricing the asset or liability. The Company's Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced public equity securities and fixed maturities, certain highly structured over-the-counter derivative contracts, and embedded derivatives resulting from certain products with guaranteed benefits. Prices are determined using valuation methodologies such as option pricing models, discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company's understanding of the market, and are generally considered Level 3. Under certain conditions, based on its observations of transactions in active markets, the Company may conclude the prices received from independent third party pricing services or brokers are not reasonable or reflective of market activity. In those instances, the

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10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

Company may choose to over-ride the third-party pricing information or quotes received and apply internally developed values to the related assets or liabilities. To the extent the internally developed valuations use significant unobservable inputs, they are classified as Level 3. As of December 31, 2011 and December 31, 2010 these over-rides on a net basis were not material.

Asset and Liabilities by Hierarchy Level -The tables below present the balances of assets and liabilities measured at fair value on a recurring basis, as of the dates indicated.

                                                                 As of December 31, 2011
                                                ---------------------------------------------------------
                                                 Level 1     Level 2    Level 3   Netting (2)    Total
                                                ---------- ----------- ---------- ----------- -----------
                                                                     (in thousands)
Fixed maturities, available-for-sale:
U.S. government securities                      $        - $    86,035 $        -  $      -   $    86,035
State and municipal securities                           -     100,075          -         -       100,075
Foreign government securities                            -     134,810          -         -       134,810
Corporate securities                                 6,705   3,791,350     89,658         -     3,887,713
Asset-backed securities                                  -     128,821     48,563         -       177,384
Commercial mortgage-backed securities                    -     491,757          -         -       491,757
Residential mortgage-backed securities                   -     395,993          -         -       395,993
                                                ---------- ----------- ----------  --------   -----------
  Sub-total                                          6,705   5,128,841    138,221         -     5,273,767
Trading account assets:
Asset-backed securities                                  -      31,571          -         -        31,571
Equity securities                                    6,804           -        203         -         7,007
                                                ---------- ----------- ----------  --------   -----------
  Sub-total                                          6,804      31,571        203         -        38,578
                                                ---------- ----------- ----------  --------   -----------
Equity securities, available-for-sale                3,071           -          -         -         3,071
Short-term investments                             227,235      10,366          -         -       237,601
Cash equivalents                                     8,112           -          -         -         8,112
Other long term investments - PFI                        -     191,144        970   (40,012)      152,102
Other long term investments - Unaffiliated               -           -        243         -           243
Reinsurance recoverable                                  -           -  1,747,757         -     1,747,757
Other assets                                             -      25,225          -         -        25,225
                                                ---------- ----------- ----------  --------   -----------
  Sub-total excluding separate account assets      251,927   5,387,147  1,887,394   (40,012)    7,486,456
Separate account assets (1)                      1,039,821  41,902,937          -         -    42,942,758
                                                ---------- ----------- ----------  --------   -----------
  Total assets                                  $1,291,748 $47,290,084 $1,887,394  $(40,012)  $50,429,214
                                                ========== =========== ==========  ========   ===========
Future policy benefits                          $        - $         - $1,783,595  $      -   $ 1,783,595
Other liabilities                                        -      40,012          -   (40,012)            -
                                                ---------- ----------- ----------  --------   -----------
  Total liabilities                             $        - $    40,012 $1,783,595  $(40,012)  $ 1,783,595
                                                ========== =========== ==========  ========   ===========

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts.
    (2)Netting" amounts represent the impact of offsetting asset and liability positions held with the same counterparty.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


                                                                As of December 31, 2010
                                                -------------------------------------------------------
                                                 Level 1     Level 2   Level 3  Netting (2)    Total
                                                ---------- ----------- -------- ----------- -----------
                                                                    (in thousands)
Fixed maturities, available-for-sale:
U.S. government securities                      $        - $   193,305 $      -  $      -   $   193,305
State and municipal securities                           -      77,516        -         -        77,516
Foreign government securities                            -     136,513        -         -       136,513
Corporate Securities                                     -   3,876,695   74,255         -     3,950,950
Asset-backed securities                                  -     160,113   53,857         -       213,970
Commercial mortgage-backed securities                    -     490,569        -         -       490,569
Residential mortgage-backed securities                   -     393,398        -         -       393,398
                                                ---------- ----------- --------  --------   -----------
  Sub-total                                              -   5,328,109  128,112         -     5,456,221
Trading account assets:
Asset backed securities                                  -      70,831        -         -        70,831
Equity Securities                                    8,774           -        -         -         8,774
                                                ---------- ----------- --------  --------   -----------
  Sub-total                                          8,774      70,831        -         -        79,605
                                                ---------- ----------- --------  --------   -----------
Equity securities, available-for-sale               16,611         976        -         -        17,587
Short-term investments                             228,383           -        -         -       228,383
Other long-term investments                              -      91,757        -   (40,757)       51,000
Reinsurance recoverable                                  -           -  186,735         -       186,735
Other assets                                             -      29,201        -         -        29,201
                                                ---------- ----------- --------  --------   -----------
  Sub-total excluding separate account assets      253,768   5,520,874  314,847   (40,757)    6,048,732
Separate account assets (1)                      1,488,369  46,786,974        -         -    48,275,343
                                                ---------- ----------- --------  --------   -----------
  Total assets                                  $1,742,137 $52,307,848 $314,847  $(40,757)  $54,324,075
                                                ========== =========== ========  ========   ===========
Future policy benefits                          $        - $         - $164,283  $      -   $   164,283
Other liabilities                                        -      40,757        -   (40,757)            -
                                                ---------- ----------- --------  --------   -----------
  Total liabilities                             $        - $    40,757 $164,283  $(40,757)  $   164,283
                                                ========== =========== ========  ========   ===========

    (1)Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts.
    (2)Netting" amounts represent the impact of offsetting asset and liability positions held with the same counterparty.

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below. Information regarding separate account assets is excluded as the risk associated with these assets is primarily borne by the Company's customers and policyholders.

Fixed Maturity Securities - The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices from pricing services are sourced from multiple vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company generally receives prices from multiple pricing services for each security, but ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. To validate reasonableness, prices are reviewed by internal asset managers through comparison with directly observed recent market trades and internal estimates of current fair value, developed using market observable inputs and economic indicators. Consistent with the fair value hierarchy described above, securities with validated quotes from

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10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from third party pricing services is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service. If the pricing service updates the price to be more consistent in comparison to the presented market observations, the security remains within Level 2.

If the Company ultimately concludes that pricing information received from the independent pricing service is not reflective of market activity, non-binding broker quotes are used, if available. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may over-ride the information from the pricing service or broker with an internally developed valuation. As of December 31, 2011 and December 31, 2010 over-rides on a net basis were not material. Internally developed valuations or non-binding broker quotes are also used to determine fair value in circumstances where vendor pricing is not available. These estimates may use significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. Circumstances where observable market data are not available may include events such as market illiquidity and credit events related to the security. Pricing service over-rides, internally developed valuations and non-binding broker quotes are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities, which are primarily comprised of investments in private placement securities, originated by internal private asset managers, are primarily determined using a discounted cash flow model. In certain cases these models primarily use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate significant unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are not significant to the price of a security, a Level 2 classification is made. Otherwise, a Level 3 classification is used.

Private fixed maturities also include debt investments in funds that, in addition to a stated coupon, pay a return based upon the results of the underlying portfolios. The fair values of these securities are determined by reference to the funds' net asset value ("NAV"). Since the NAV at which the funds trade can be observed by redemption and subscription transactions between third parties, the fair values of these investments have been reflected within Level 2 in the fair value hierarchy.

Trading Account Assets - Trading account assets consist primarily of asset-backed and equity securities whose fair values are determined consistent with similar instruments described under "Fixed Maturity Securities" and under "Equity Securities."

Equity Securities - Equity securities consist principally of investments in common, and non-redeemable preferred stock of publicly traded companies. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. The fair values of preferred equity securities are based on prices obtained from independent pricing services. These prices are then validated for reasonableness against recently traded market prices. Accordingly, these securities are generally classified within Level 2 in the fair value hierarchy.

Derivative Instruments - Derivatives are recorded at fair value either as assets, within "Other long-term investments," or as liabilities, within "Other liabilities," except for embedded derivatives which are recorded

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10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

with the associated host contract. The fair values of derivative contracts are determined based on quoted prices in active exchanges or through the use of valuation models. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, non-performance risk liquidity and other factors. Liquidity valuation adjustments are made to reflect the cost of exiting significant risk positions, and consider the bid-ask, spread, maturity, complexity, and other specific attributes of the underlying derivative position.

The majority of the Company's derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models generally accepted in the financial services industry that use actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The fair values of most OTC derivatives, including interest rate and cross currency swaps and single name credit default swaps are determined using discounted cash flow models. These models' key assumptions include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields non-performance risk and volatility, and are classified as Level 2.

To reflect the market's perception of its own and the counterparty's non-performance risk, the Company incorporates additional spreads over London Interbank Offered Rate ("LIBOR") into the discount rate used in determining the fair value of OTC derivative assets and liabilities which are uncollateralized. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company. The Company adjusts these credit spreads to remove any illiquidity risk premium, which is subject to a floor based on a percentage of the credit spread. Most OTC derivative contract inputs have bid and ask prices that are actively quoted or can be readily obtained from external market data providers. The Company's policy is to use mid-market pricing in determining its best estimate of fair value.

Derivatives classified as Level 3 include first-to-default credit basket swaps and other structured products. These derivatives are valued based upon models with some significant unobservable market inputs or inputs from less actively traded markets. The fair values of first-to-default credit basket swaps are derived from relevant observable inputs (e.g. individual credit default spreads, interest rates and recovery rates), and unobservable model-specific input values such as correlation between different credits within the same basket. Other structured options and derivatives are valued using simulation models such as the Monte Carlo and other techniques. Level 3 methodologies are validated through periodic comparison of the Company's fair values to broker-dealer values. As of December 31, 2011 and December 31, 2010, there were derivatives with the fair value of $970 thousand and $0 classified within Level 3, and all other derivatives were classified within Level 2. See Note 8 for more details on the fair value of derivative instruments by primary underlying.

Cash Equivalents and Short-Term Investments - Cash equivalents and short-term investments include money market instruments, commercial paper and other highly liquid debt instruments. Money market instruments are generally valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in the short-term investments category are typically not traded in active markets; however, their fair values are based on market observable inputs and, accordingly, these investments have been classified within Level 2 in the fair value hierarchy.

Other Assets - Other assets carried at fair value include affiliated bonds within our legal entity whose fair value are determined consistent with similar securities described above under "Fixed Maturity Securities" managed by affiliated asset managers.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


Reinsurance Recoverables - Reinsurance recoverables carried at fair value include the reinsurance of our living benefit guarantees on certain of our variable annuities. These guarantees are considered embedded derivatives and are described below in "Future Policy Benefits". The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the embedded derivative guarantee.

Future Policy Benefits - The liability for future policy benefits includes general account liabilities for guarantees on variable annuity contracts, including GMAB, GMWB and GMIWB, accounted for as embedded derivatives. The fair values of the GMAB, GMWB and GMIWB liabilities are calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or asset balance, given changing capital market conditions and various policyholder behavior assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management judgment.

The Company is also required to incorporate the market perceived risk of its own non-performance ("NPR") in the valuation of the embedded derivatives associated with its optional living benefit features. Since insurance liabilities are senior to debt, the Company believes that reflecting the financial strength ratings of the Company in the valuation of the liability or contra-liability appropriately takes into consideration the Company's own risk of non-performance. To reflect NPR, the Company incorporates an additional credit spread over LIBOR into the discount rate used in the valuations of the embedded derivatives associated with its optional living benefit features. The additional credit spread over LIBOR rates is determined taking into consideration publicly available information relating to the financial strength of the Company, as indicated by the credit spreads associated with funding agreements issued by an affiliated company. The Company adjusts these credit spreads to remove any illiquidity risk premium which is subject to a floor based on a percentage of the credit spread. The additional credit spread over LIBOR rates incorporated into the discount rate as of December 31, 2011 generally ranged from 150 to 250 basis points for the portion of the interest rate curve most relevant to these liabilities. This additional spread is applied at an individual contract level and only to individual living benefit contracts in a liability position and not to those in an contra-liability position.

Other significant inputs to the valuation models for the embedded derivatives associated with the optional living benefit features of the Company's variable annuity products include capital market assumptions, such as interest rate and implied volatility assumptions, as well as various policyholder behavior assumptions that are actuarially determined, including lapse rates, benefit utilization rates, mortality rates and withdrawal rates. These assumptions are reviewed at least annually, and updated based upon historical experience and give consideration to any observable market data, including market transactions such as acquisitions and reinsurance transactions. Since many of the assumptions utilized in the valuation of the embedded derivatives associated with the Company's optional living benefit features are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.

Significant declines in interest rates and the impact of equity market declines on account values in 2011 drove increases in the embedded derivative liabilities associated with the optional living benefit features of the Company's variable annuity products as of December 31, 2011. These factors, as well as widening of the spreads used in valuing non-performance risk NPR, also drove offsetting increases in the adjustment to incorporate the market-perceived risk of non-performance in the valuation of the embedded derivative. As of December 31, 2011, the fair value of the embedded derivatives associated with the optional living benefit features, before the

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10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

adjustment for NPR, was a net liability of $4,162 million. This net liability was comprised of $4,188 million of individual living benefit contracts in a liability position, net of $26 million of individual living benefit contracts in a contra-- liability position. At December 31, 2011, our adjustment for NPR resulted in a $2,378 million cumulative decrease to the embedded derivative liability. As described in Note 5, the Company uses affiliated reinsurance as part of its risk and capital management strategies for certain of these optional living benefit features. As a result, the increases in these embedded derivative liabilities are largely offset by corresponding increases in reinsurance recoverable associated with the affiliated reinsurance agreements.

Transfers between Levels 1 and 2 - During the year ended December 31, 2011, there were no material transfers between Level 1 and Level 2.

Changes in Level 3 assets and liabilities - The following tables provide a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2011, as well as the portion of gains or losses included in income for the year ended December 31, 2011 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2011.

                                                                  Year Ended December 31, 2011
                                  -------------------------------------------------------------------------------------------
                                                  Fixed
                                     Fixed     Maturities
                                  Maturities   Available-                    Other
                                  Available-   For- Sale -     Equity        Long-                    Other       Other Long
                                  For- Sale -     Asset     Securities -     Term                    Trading         Term
                                   Corporate     Backed      Available-   Investments  Reinsurance Securities -  Investments-
                                  Securities   Securities     For-Sale       - PFI     Recoverable    Equity     Unaffiliated
                                  -----------  -----------  ------------  -----------  ----------- ------------  ------------
                                                                         (in thousands)
Fair value, beginning of
 period assets/ (liabilities)        $ 74,255      $53,857         $  --      $    --   $  186,735           --          $ --
 Total gains (losses)
   (realized/ unrealized):
   Included in earnings:
    Realized investment gains
      (losses), net                        46           --            --       (1,285)   1,348,271           --            --
     Asset management fees
      and other income                     --           --            --           --           --          (27)          (19)
   Included in other
     comprehensive income
     (loss)                             5,472          206             1           --           --           --            --
 Net investment income                  4,579          430            --           --           --           --            --
 Sales                                     --           --          (747)          --           --           --            --
 Purchases                              8,702           --            --           --      212,751           --           262
 Settlements                           (5,356)      (5,930)           --           --           --           --            --
 Transfers into Level 3 (1)            51,135           --           976        2,255           --           --            --
 Transfers out of Level 3 (1)         (49,175)          --            --           --           --           --            --
 Other (3)                                 --           --          (230)          --           --          230            --
                                     --------      -------         -----      -------   ----------         ----          ----
Fair value, end of period
 assets/ (liabilities)               $ 89,658      $48,563         $  --      $   970   $1,747,757         $203          $243
                                     ========      =======         =====      =======   ==========         ====          ====
Unrealized gains (losses) for
 the period relating to those
   Level 3 assets that were
     still held by the
 Company at the end of the
   period (2):
 Included in earnings:
    Realized investment gains
      (losses), net                  $     --      $    --         $  --      $(1,311)  $1,356,358         $ --          $ --
   Asset administration fees
    and other income                 $     --      $    --         $  --      $         $       --         $(27)         $(19)
 Included in other
   comprehensive income (loss)       $ 15,215      $   247         $   1      $    --   $       --         $ --          $ --

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

                                     Year Ended
                                  December 31, 2011
                                  -----------------
                                    Future Policy
                                      Benefits
                                  -----------------
                                   (in thousands)
Fair value, beginning of
 period assets/ (liabilities)           $  (164,283)
 Total gains (losses)
   (realized/ unrealized):
 Included in earnings:
   Realized investment gains
     (losses), net                       (1,396,276)
   Purchases                                     --
   Sales                                         --
   Issuances                               (223,036)
   Settlements                                   --
   Transfers into Level 3 (1)                    --
   Transfers out of Level 3
     (1)                                         --
                                        -----------
Fair Value, end of period               $(1,783,595)
                                        ===========
Unrealized gains (losses) for
 the period relating to those
 Level 3 assets that were
 still held by the
 Company at the end of the
   period (2):
   Included in earnings:
     Realized investment
      gains (losses), net               $(1,403,609)
     Interest credited to
      policyholders' account
      balances                          $        --
 Included in other
   comprehensive income (loss)          $        --

    (1)Transfers into or out of Level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
    (3)Other primarily represents reclasses of certain assets between reporting categories.

Transfers - As a part of an ongoing monitoring assessment of pricing inputs to ensure appropriateness of the level classification in the fair value hierarchy the Company may reassign level classification from time to time. As a result of such a review, in the first quarter of 2011, it was determined that the pricing inputs for perpetual preferred stocks provided by third party pricing services were primarily based on non-binding broker quotes which could not always be verified against directly observable market information. Consequently, perpetual preferred stocks were transferred into Level 3 within the fair value hierarchy. This represents the majority of the transfers into Level 3 for Equity Securities Available-for-Sale. Other transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized. Transfers out of Level 3 were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the year ended December 31, 2010, as well as the portion of gains or losses included in income for the year ended December 31, 2010 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2010.

                                                                         Year Ended December 31, 2010
                                                      -----------------------------------------------------------------
                                                                           Fixed
                                                           Fixed         Maturities           Fixed
                                                        Maturities     Available-For-      Maturities
                                                      Available-For-   Sale - Foreign    Available-For-
                                                      Sale -Corporate    Government    Sale - Asset-Backed  Reinsurance
                                                        Securities         Bonds           Securities       Recoverable
                                                      ---------------  --------------  -------------------  -----------
                                                                                (in thousands)
Fair value, beginning of period assets/(liabilities)         $ 63,634         $ 1,219             $ 43,794     $ 40,351
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                    1,083               -               (1,247)     (43,339)
     Included in other comprehensive income
      (loss)                                                    3,072             (12)                (963)           -
  Net investment income                                         4,195              (1)                  17            -
  Purchases, sales, issuances and settlements                 (10,830)              -               29,676      189,723
  Transfers into Level 3 (1)                                   13,101               -                    -            -
  Transfers out of Level 3 (1)                                      -          (1,206)             (17,420)           -
                                                             --------         -------             --------     --------
Fair value, end of period assets/(liabilities)               $ 74,255         $     -             $ 53,857     $186,735
                                                             ========         =======             ========     ========
Unrealized gains (losses) for the period relating to
 those
  Level 3 assets that were still held by the
  Company at the end of the period (2):
    Included in earnings:
     Realized investment gains (losses), net                 $      -         $     -             $   (654)    $(40,069)
     Asset management fees and other income                  $      -         $     -             $      -     $      -
  Included in other comprehensive income (loss)              $  3,773         $   (13)            $   (963)    $      -

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

                                                                       Year Ended
                                                                    December 31, 2010
                                                               --------------------------
                                                               Future Policy     Other
                                                                 Benefits     Liabilities
                                                               -------------  -----------
                                                                     (in thousands)
Fair value, beginning of period assets/(liabilities)               $ (10,874)        $(53)
  Total gains (losses) (realized/unrealized):
    Included in earnings:
     Realized investment gains (losses), net                          45,258           53
     Purchases, sales, issuances and settlements                    (198,667)           -
     Transfers into Level 3 (1)                                            -            -
     Transfers out of Level 3 (1)                                          -            -
                                                                   ---------         ----
Fair value, end of period assets/(liabilities)                     $(164,283)        $  -
                                                                   =========         ====
Unrealized gains (losses) for the period relating to
  Level 3 assets that were still held by the
  Company at the end of the period (2):
    Included in earnings:
     Realized investment gains (losses), net                       $  42,759         $  -
     Interest credited to policyholders' account balances          $       -         $  -
  Included in other comprehensive income (loss)                    $       -         $  -

    (1)Transfers into or out of level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

Transfers - Transfers out of Level 3 for Fixed Maturities Available-for-Sale - Asset-Backed Securities includes $17.4 million for the year ended December 31, 2010 resulting from the Company's conclusion that the market for asset-backed securities collateralized by sub-prime mortgages has been becoming increasingly active, as evidenced by orderly transactions. The pricing received from independent pricing services could be validated by the Company, as discussed in detail above. Other transfers out of Level 3 were typically due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate. Transfers into Level 3 were primarily the result of unobservable inputs utilized within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) was utilized.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)


The following table provides a summary of the changes in fair value of Level 3 assets and liabilities for the year ending December 31, 2009, as well as the portion of gains or losses included in income for twelve months ended
December 31, 2009 attributable to unrealized gains or losses related to those assets and liabilities still held at December 31, 2009.

                                                                      Year Ended December 31, 2009
                                                ------------------------------------------------------------------------
                                                    Fixed         Fixed        Fixed
                                                  Maturities    Maturities   Maturities
                                                Available-For-  Available-   Available-
                                                Sale - Foreign  For-Sale -   For-Sale -
                                                  Government    Corporate   Asset-Backed  Reinsurance  Other Liabilities
                                                    Bonds       Securities   Securities   Recoverable         (3)
                                                --------------  ----------  ------------  -----------  -----------------
                                                                             (in thousands)
Fair value, beginning of period                         $  977     $68,559       $21,188  $ 2,110,146            $(1,496)
  Total gains (losses) (realized/unrealized)
    Included in earnings:
     Realized investment gains (losses),
      net                                                    -        (449)       (5,173)  (2,162,496)             1,443
    Included in other comprehensive
     income (loss)                                         243      (8,063)       17,767            -                  -
  Net investment income                                     (1)      3,637           156            -                  -
  Purchases, sales, issuances, and
   settlements                                               -        (963)       (1,411)      92,701                  -
  Transfers into (out of) level 3 (1)                        -         913        11,267            -                  -
                                                        ------     -------       -------  -----------            -------
Fair value, end of period of period assets/
 (liabilities)                                          $1,219     $63,634       $43,794  $    40,351            $   (53)
                                                        ======     =======       =======  ===========            =======
Unrealized gains (losses) for the period
 relating to those
Level 3 assets that were still held by the
 Company at the end of the period (2):
    Included in earnings:
    Realized investment gains (losses), net             $    -     $  (433)      $(4,894) $(2,092,458)           $ 1,444
    Asset management fees and other
     income                                             $    -     $     -       $     -  $         -            $     -
    Included in other comprehensive
     income (loss)                                      $  243     $(8,025)      $17,767  $         -            $     -

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

                                                               Year Ended
                                                            December 31, 2009
                                                            -----------------
                                                              Future Policy
                                                                Benefits
                                                            -----------------
                                                             (in thousands)
Fair value, beginning of period of period assets/
 (liabilities)                                                    $(2,111,241)
  Total gains (losses) (realized/unrealized)
    Included in earnings:
     Realized investment gains (losses), net                        2,195,856
    Interest Credited to Policyholder Account Balances
     (SA Only)                                                              -
  Purchases, sales, issuances, and settlements                        (95,489)
  Transfers into (out of) level 3 (1)                                       -
                                                                  -----------
Fair value, end of period of period assets/(liabilities)          $   (10,874)
                                                                  ===========
Unrealized gains (losses) for the period relating to those
 Level 3 assets that were still held by the Company at
 the end of the period (2):
    Included in earnings:
    Realized investment gains (losses), net                       $ 2,125,409
    Interest credited to policyholder account                     $         -
    Included in other comprehensive income (loss)                 $         -

    (1)Transfers into or out of level 3 are generally reported as the value as of the beginning of the quarter in which the transfer occurs.
    (2)Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.
    (3)Derivative instruments classified as Other Long-term Investments at December 31, 2008 were reclassified Other Liabilities at December 31, 2009 as they were in a net liability position.

Transfers - Transfers into Level 3 for Fixed Maturities Available-for-Sale - Asset-Backed include $14.4 million for the year ended December 31, 2009, resulting from the Company's conclusion that the market for asset-backed securities collateralized by sub-prime mortgages was an inactive market, as discussed in detail above. In addition to these sub-prime securities, transfers into Level 3 for Fixed Maturities Available-for-Sale - Corporate Securities and Asset-Backed Securities included transfers resulting from the use of unobservable inputs within valuation methodologies and the use of broker quotes (that could not be validated) when previously, information from third party pricing services (that could be validated) or models with observable inputs were utilized.

Transfers out of level 3 for Fixed Maturities Available-for-Sale - Asset-Backed Securities and - Corporate Securities were primarily due to the use of observable inputs in valuation methodologies as well as the utilization of pricing service information for certain assets that the Company was able to validate.

Transfers out of level 3 for Separate Account Assets were primarily due to the reclassification of the underlying investment within the mutual funds as these funds had less exposure to Level 3 securities since the funds switched to vendor prices.

Fair Value of Financial Instruments - The Company is required to disclose the fair value of certain financial instruments including those that are not carried at fair value. For the following financial instruments the carrying

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

10. FAIR VALUE OF ASSETS AND LIABILITIES (continued)

amount equals or approximates fair value: fixed maturities classified as available-for-sale, trading account assets, equity securities, policy loans, short-term investments, cash and cash equivalents and separate accounts.

The following table discloses the Company's financial instruments where the carrying amounts and fair values may differ:

                                                            December 31, 2011         December 31, 2010
                                                        ------------------------- -------------------------
                                                        Carrying value Fair value Carrying value Fair value
                                                        -------------- ---------- -------------- ----------
                                                                          (in thousands)
Assets:
  Commercial mortgage and other loans                      $449,359     $490,151     $431,432     $465,099
  Liabilities:
Investment Contracts - Policyholders' Account Balances     $ 66,176     $ 66,659     $ 58,549     $ 58,679
  Short-Term and Long-Term Debt                            $627,803     $655,218     $805,054     $846,169

The fair values presented above for those financial instruments where the carrying amounts and fair values may differ have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.

Commercial mortgage and other loans
The fair value of commercial mortgage and other loans is primarily based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate adjusted for the current market spread for similar quality loans.

Investment Contracts - Policyholders' Account Balances
Only the portion of policyholders' account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For payout annuities and other similar contracts without life contingencies, fair values are derived using discounted projected cash flows based on interest rates that are representative of the Company's financial strength ratings, and hence reflects the Company's own non-performance risk.

Short Term and Long Term Debt
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. These fair values consider the Company's own non-performance risk. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For commercial paper issuances and other debt with a maturity of less than 90 days, the carrying value approximates fair value.

11. DERIVATIVE INSTRUMENTS

Types of Derivative Instruments and Derivative Strategies

Interest Rate Contracts
Interest rate swaps are used by the Company to manage interest rate exposures arising from mismatches between assets and liabilities (including duration mismatches) and to hedge against changes in the value of assets it

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)

anticipates acquiring and other anticipated transactions and commitments. Swaps may be attributed to specific assets or liabilities or may be used on a portfolio basis. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating rate interest amounts calculated by reference to an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty at each due date.

Equity Contracts
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range. These hedges do not qualify for hedge accounting.

Foreign Exchange Contracts
Currency swaps are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

Credit Contracts
Credit derivatives are used by the Company to enhance the return on the Company's investment portfolio by creating credit exposure similar to an investment in public fixed maturity cash instruments. With credit derivatives the Company sells credit protection on an identified name, or a basket of names in a first to default structure, and in return receives a quarterly premium. With single name credit default derivatives, this premium or credit spread generally corresponds to the difference between the yield on the referenced name's public fixed maturity cash instruments and swap rates, at the time the agreement is executed. With first to default baskets, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket. If there is an event of default by the referenced name or one of the referenced names in a basket, as defined by the agreement, then the Company is obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced defaulted security or similar security.

Embedded Derivatives
The Company has sold variable annuity contracts that include certain optional living benefit features that are treated, for accounting purposes, as embedded derivatives. The Company has affiliated reinsurance agreements with Pruco Re and Prudential Insurance to transfer the risk related to certain of these embedded derivatives. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value. Mark-to-market changes in the fair value of the underlying contractual guarantees are determined using valuation models as described in Note 10, and are recorded in "Realized investment gains/(losses), net."

The fair value of the living benefit feature embedded derivatives included in "Future policy benefits" was a liability of $1,784 million as of December 31, 2011 and liability of $164 million as of December 31, 2010. The

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)

fair value of the embedded derivatives related to the reinsurance of certain of these benefits to Pruco Re included in "Reinsurance Recoverable" was an asset of $1,748 million as of December 31, 2011 and an asset of $187 million as of December 31, 2010.

The Company invests in fixed maturities that, in addition to a stated coupon, provide a return based upon the results of an underlying portfolio of fixed income investments and related investment activity. The Company accounts for these investments as available-for-sale fixed maturities containing embedded derivatives. Such embedded derivatives are marked to market through "Realized investment gains (losses), net," based upon the change in value of the underlying portfolio.

The table below provides a summary of the gross notional amount and fair value of derivatives contracts, excluding embedded derivatives which are recorded with the associated host, by the primary underlying. Many derivative instruments contain multiple underlyings.

                                                 December 31, 2011               December 31, 2010
                                          ------------------------------  ------------------------------
                                           Notional       Fair Value       Notional       Fair Value
                                          ---------- -------------------  ----------- ------------------
                                            Amount    Assets  Liabilities   Amount    Assets  Liabilities
                                          ---------- -------- ----------- ----------- ------- -----------
                                                                  (in thousands)
Qualifying Hedge Relationships:
Currency/Interest Rate
Currency/Interest Rate                    $   47,702 $    867  $ (1,796)  $    36,072 $   152  $ (2,606)
                                          ---------- --------  --------   ----------- -------  --------
  Total Qualifying Hedge Relationships    $   47,702 $    867  $ (1,796)  $    36,072 $   152  $ (2,606)
                                          ========== ========  ========   =========== =======  ========
  Non-Qualifying Hedges Relationships:
Interest Rate
Non Currency Swaps                        $1,752,950 $162,428  $ (8,546)  $   913,700 $56,896  $ (6,727)
Currency/Interest Rate
Foreign Currency Swaps                        62,280    2,852    (4,975)       60,439   1,622    (6,829)
Credit
Credit Default Swaps                         399,050    1,737    (2,165)      350,050   2,810    (3,104)
Equity
Equity Non Currency                          199,446    1,067    (4,838)   10,310,187  30,278   (18,249)
Equity Options                             2,798,732   23,161   (17,692)       64,327       -    (3,243)
                                          ---------- -------- ----------- ----------- ------- -----------
Total Non-Qualifying Hedge Relationships  $5,212,458 $191,245  $(38,216)  $11,698,703 $91,606  $(38,152)
                                          ========== ======== =========== =========== ======= ===========
Total Derivatives (1)                     $5,260,160 $192,112  $(40,012)  $11,734,775 $91,758  $(40,758)
                                          ========== ========  ========   =========== =======  ========

    (1)Excludes embedded derivatives which contain multiple underlyings. The fair value of these embedded derivatives was a liability of $1,786.5 million as of December 31, 2011 and a liability of $166.8 million as of December 31, 2010 included in "Future policy benefits" and "Fixed maturities available for sale."

Cash Flow Hedges
The Company uses currency swaps in its cash flow hedge accounting relationships. This instrument is only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, and equity or embedded derivatives in any of its cash flow hedge accounting relationships.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


The following table provides the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship:

                                               December 31, 2011
                                 ----------------------------------------------
                                                                   Accumulated
                                    Realized       Net                Other
                                   Investment   Investment Other  Comprehensive
                                 Gains/(Losses)   Income   Income    Income
                                 -------------- ---------- ------ -------------
 Cash flow hedges
   Currency/Interest Rate          $       -       $(89)     $1      $1,504
                                   ---------       ----      --      ------
   Total cash flow hedges                  -        (89)      1       1,504

 Non- qualifying hedges
   Interest Rate                     114,601          -       -           -
   Currency/Interest Rate              1,281          -       -           -
   Credit                                915          -       -           -
   Equity                            (28,070)         -       -           -
   Embedded Derivatives             (100,093)         -       -           -
                                   ---------       ----      --      ------
   Total non-qualifying hedges       (11,366)         -       -           -
                                   ---------       ----      --      ------
 Total                             $ (11,366)      $(89)     $1      $1,504
                                   =========       ====      ==      ======

                                                 December 31, 2010
                                ---------------------------------------------------
                                                                        Accumulated
                                   Realized       Net                      Other
                                  Investment   Investment              Comprehensive
                                Gains/(Losses)   Income   Other Income    Income
                                -------------- ---------- ------------ -------------
Cash flow hedges
  Currency/Interest Rate           $      -       $61         $(26)       $(1,822)
                                   --------       ---         ----        -------
  Total cash flow hedges                  -        61          (26)        (1,822)

Non- qualifying hedges
  Interest Rate                      53,077         -            -              -
  Currency                                -         -            -              -
  Currency/Interest Rate              1,105         -            -              -
  Credit                                873         -            -              -
  Equity                            (10,865)        -            -              -
  Embedded Derivatives              (34,682)        -            -              -
                                   --------       ---         ----        -------
  Total non-qualifying hedges         9,508         -            -              -
                                   --------       ---         ----        -------
  Total                            $  9,508       $61         $(26)       $(1,822)
                                   ========       ===         ====        =======

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)


                                                 December 31, 2009
                                ---------------------------------------------------
                                                                        Accumulated
                                   Realized       Net                      Other
                                  Investment   Investment              Comprehensive
                                Gains/(Losses)   Income   Other Income    Income
                                -------------- ---------- ------------ -------------
Cash flow hedges
  Currency/Interest Rate          $       -        $3         $(10)        $(640)
                                  ---------        --         ----         -----
  Total cash flow hedges                  -         3          (10)         (640)

Non- qualifying hedges
  Interest Rate                    (108,177)        -            -             -
  Currency                                -         -            -             -
  Currency/Interest Rate             (4,321)        -            -             -
  Credit                             10,630         -            -             -
  Equity                            (78,391)        -            -             -
  Embedded Derivatives                1,815         -            -             -
                                  ---------        --         ----         -----
  Total non-qualifying hedges      (178,444)        -            -             -
                                  ---------        --         ----         -----
  Total                           $(178,444)       $3         $(10)        $(640)
                                  =========        ==         ====         =====

                                                            Year Ended December 31,
                                                      -----------------------------------
                                                         2011         2010         2009
                                                      ---------  -------------- ---------
                                                                 (in thousands)
Qualifying
Cash Flow Hedges
Currency/Interest Rate
  Net investment income                               $     (89)    $     61    $       3
  Other income                                                1          (26)         (10)
  Accumulated other comprehensive income (loss) (1)       1,504       (1,822)        (640)
                                                      ---------     --------    ---------
  Total cash flow hedges                              $   1,416     $ (1,787)   $    (647)
                                                      ---------     --------    ---------
Non-qualifying hedges
Realized investment gains (losses), net
  Interest Rate                                       $ 114,600     $ 53,077    $(108,177)
  Currency/Interest Rate                                  1,281        1,105       (4,321)
  Credit                                                    915          873       10,630
  Equity                                                (28,070)     (10,865)     (78,391)
  Embedded Derivatives (2)                             (100,092)     (34,682)       1,815
                                                      ---------     --------    ---------
  Total non-qualifying hedges                         $ (11,366)    $  9,508    $(178,444)
                                                      ---------     --------    ---------
  Total Derivative Impact                             $  (9,950)    $  7,721    $(179,091)
                                                      =========     ========    =========

    (1)Amounts deferred in accumulated other comprehensive income (loss)
    (2)Primarily includes the following: 1) mark-to-market on embedded derivatives of $1,619.3 million; 2) fees ceded of $264 million; offset by 3) change in reinsurance recoverable of $1,561 million; and 4) fees attributed to embedded derivative of $223 million as of December 31, 2011.

For the years ended December 31, 2011, 2010, and 2009 the ineffective portion of derivatives accounted for using hedge accounting was not material to the Company's results of operations and there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

11. DERIVATIVE INSTRUMENTS (continued)

accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.

Presented below is a roll forward of current period cash flow hedges in "Accumulated other comprehensive income (loss)" before taxes:

                                                              (in thousands)
    Balance, December 31, 2010                                   $(2,462)
    Net deferred gains on cash flow hedges from January 1 to
     December 31, 2011                                             1,415
    Amount reclassified into current period earnings                  85
                                                                 -------
    Balance, December 31, 2011                                   $  (962)
                                                                 =======

As of December 31, 2011, the Company does not have any qualifying cash flow hedges of forecasted transactions other than those related to the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments. The maximum length of time for which these variable cash flows are hedged is 14 years. Income amounts deferred in "Accumulated Other Comprehensive Income (Loss)" as a result of cash flow hedges are included in "Net unrealized investment gains (losses)" in the Statements of Equity.

Credit Derivatives Written
The following table sets forth the composition of the Company's credit derivatives where it has written credit protection, excluding embedded derivatives contained in externally-managed investments in European markets, by industry category as of the dates indicated.

                                    December 31, 2011   December 31, 2010
                                   ------------------- -------------------
      Industry                     Notional Fair Value Notional Fair Value
      --------                     -------- ---------- -------- ----------
                                               (in thousands)
      Corporate Securities:
        Manufacturing              $ 40,000     $  157 $ 40,000     $  249
        Finance                      54,000         95        -          -
        Food/Beverage                55,000        315   55,000        479
        Aerospace/Defense            50,000        158   50,000        345
        Chemical                     40,000        248   40,000        468
        Other                       130,000        667  130,000      1,130
                                   --------     ------ --------     ------
        Total Credit Derivatives   $369,000     $1,640 $315,000     $2,671
                                   ========     ====== ========     ======

The Company writes credit derivatives under which the Company is obligated to pay a related party counterparty the referenced amount of the contract and receive in return the defaulted security or similar security. The Company's maximum amount at risk under these credit derivatives, assuming the value of the underlying referenced securities become worthless, is $369 million notional of credit default swap ("CDS") selling protection at December 31, 2011. These credit derivatives generally have maturities of 10 years or less.

The Company holds certain externally-managed investments in the European market which contain embedded derivatives whose fair value are primarily driven by changes in credit spreads. These investments are medium term notes that are collateralized by investment portfolios primarily consisting of investment grade European fixed income securities, including corporate bonds and asset-backed securities, and derivatives, as well as

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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11. DERIVATIVE INSTRUMENTS (continued)

varying degrees of leverage. The notes have a stated coupon and provide a return based on the performance of the underlying portfolios and the level of leverage. The Company invests in these notes to earn a coupon through maturity, consistent with its investment purpose for other debt securities. The notes are accounted for under U.S. GAAP as available for sale fixed maturity securities with bifurcated embedded derivatives (total return swaps). Changes in the value of the fixed maturity securities are reported in Equity under the heading "Accumulated Other Comprehensive Income (Loss)" and changes in the market value of the embedded total return swaps are included in current period earnings in "Realized investment gains (losses), net." The Company's maximum exposure to loss from these investments was $7 million and $8 million at December 31, 2011 and December 31, 2010, respectively.

In addition to writing credit protection, the Company has purchased credit protection using credit derivatives in order to hedge specific credit exposures in the Company's investment portfolio. As of December 31, 2011 and December 31, 2010, the Company had $30 million and $35 million of outstanding notional amounts, respectively reported at fair value as a liability of $2 million and fair value as an asset of $3 million, respectively.

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial derivative transactions. Generally, the credit exposure of the Company's OTC derivative transactions is represented by the contracts with a positive fair value (market value) at the reporting date after taking into consideration the existence of netting agreements.

The Company has credit risk exposure to an affiliate, Prudential Global Funding, LLC related to its over-the-counter derivative transactions. Prudential Global Funding, LLC manages credit risk with external counterparties by entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties, and by obtaining collateral where appropriate, see Note 13.

Under fair value measurements, the Company incorporates the market's perception of its own and the counterparty's non-performance risk in determining the fair value of the portion of its OTC derivative assets and liabilities that are uncollateralized. Credit spreads are applied to the derivative fair values on a net basis by counterparty. To reflect the Company's own credit spread a proxy based on relevant debt spreads is applied to OTC derivative net liability positions. Similarly, the Company's counterparty's credit spread is applied to OTC derivative net asset positions.

12. CONTINGENT LIABILITIES AND LITIGATION

Contingent Liabilities
On an ongoing basis, the Company's internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.

The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see "Litigation and Regulatory Matters" below.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

12. CONTINGENT LIABILITIES AND LITIGATION (continued)


It is possible that the results of operations or the cash flow of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flow for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company's financial position.

Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In some of the pending legal and regulatory actions, plaintiffs are seeking large and/or indeterminate amounts, including punitive or exemplary damages. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company's pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain. The following is a summary of certain pending proceedings.

In January 2012, a qui tam action on behalf of the State of Illinois, Total Asset Recovery Services v. Met Life Inc, et al., Prudential Financial, Inc., The Prudential Insurance Company of America, and Prudential Holdings, LLC, filed in the Circuit Court of Cook County, Illinois, was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Illinois in violation of the Illinois False Claims Whistleblower Reward and Protection Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs. In March 2012, a qui tam action on behalf of the State of Minnesota, Total Asset Recovery v. MetLife Inc., et al., Prudential Financial Inc., The Prudential Insurance Company of America and Prudential Holdings, Inc., filed in the Fourth Judicial District, Hennepin County, in the State of Minnesota was served on the Company. The complaint alleges that the Company failed to escheat life insurance proceeds to the State of Minnesota in violation of the Minnesota False Claims Act and seeks injunctive relief, compensatory damages, civil penalties, treble damages, prejudgment interest, attorneys' fees and costs.

In January 2012, a Global Resolution Agreement entered into by the Company and a third party auditor became effective upon its acceptance by the unclaimed property departments of 20 states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor acting on behalf of the signatory states will compare expanded matching criteria to the Social Security Master Death File ("SSMDF") to identify deceased insureds and contract holders where a valid claim has not been made. In February 2012, a Regulatory Settlement Agreement entered into by the Company to resolve a multi-state market conduct examination regarding its adherence to state claim settlement practices became effective upon its acceptance by the insurance departments of 20 states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires the Company to adopt and implement additional procedures comparing its records to the SSMDF to identify

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

12. CONTINGENT LIABILITIES AND LITIGATION (continued)

unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in the Company's practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.

The Company is one of several companies subpoenaed by the New York Attorney General regarding its unclaimed property procedures. Additionally, the New York Department of Insurance ("NYDOI") has requested that 172 life insurers (including the Company) provide data to the NYDOI regarding use of the SSMDF. The New York Office of Unclaimed Funds recently notified the Company that it intends to conduct an audit of the Company's compliance with New York's unclaimed property laws. The Minnesota Attorney General has also requested information regarding the Company's use of the SSMDF and its claim handling procedures and the Company is one of several companies subpoenaed by the Minnesota Department of Commerce, Insurance Division. In February 2012, the Massachusetts Office of the Attorney General requested information regarding the Company's unclaimed property procedures.

The Company's litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company's results of operations or cash flow in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flow for such period. In light of the unpredictability of the Company's litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company's financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company's financial position.

13. RELATED PARTY TRANSACTIONS

The Company is a party to numerous transactions and relationships with its affiliate The Prudential Insurance Company of America ("Prudential Insurance") and other affiliates. It is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.

Expense Charges and Allocations
Many of the Company's expenses are allocations or charges from Prudential Insurance or other affiliates.

The Company's general and administrative expenses are charged to the Company using allocation methodologies based on business processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. Since 2003, general and administrative expenses also include allocations of stock compensation expenses related to a stock option program and a deferred compensation program sponsored by Prudential Financial.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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13. RELATED PARTY TRANSACTIONS (continued)


The Company is charged for its share of Prudential Insurance employee benefits expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on earnings and length of service. Other benefits are based on an account balance, which takes into consideration age, service and earnings during career. The Company's share of net expense for the pension plans was $3.1 million, $4.8 million and $5.6 million for the twelve months ended December 31, 2011, 2010, and 2009, respectively.

Prudential Insurance sponsors voluntary savings plans for its employees ("401(k) plans"). The 401(k) plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The expense charged to the Company for the matching contribution to the 401(k) plans was $1.4 million, $2.4 million and $3.0 million in 2011, 2010, and 2009, respectively.

Affiliated Asset Administration Fee Income
In accordance with an agreement with AST Investment Services, Inc., formerly known as American Skandia Investment Services, Inc., the Company receives fee income calculated on contractholder separate account balances invested in the Advanced Series Trust, formerly known as American Skandia Trust. Income received from AST Investment Services, Inc. related to this agreement was $242.7 million, $238.2 million, and $148.3 million, for the years ended December 31, 2011, 2010, and 2009, respectively. These revenues are recorded as "Asset administration fees and other income" in the Statements of Operations and Comprehensive Income.

Cost Allocation Agreements with Affiliates
Certain operating costs (including rental of office space, furniture, and equipment) have been charged to the Company at cost by Prudential Annuities Information Services and Technology Corporation ("PAIST"), formerly known as American Skandia Information Services and Technology Corporation, an affiliated company. PALAC signed a written service agreement with PAIST for these services executed and approved by the Connecticut Insurance Department in 1995. This agreement automatically continues in effect from year to year and may be terminated by either party upon 30 days written notice.

Allocated lease expense was $3.6 million, $4.1 million, and $4.3 million, for the years ended December 31, 2011, 2010, and 2009, respectively. Allocated sub-lease rental income, recorded as a reduction to lease expense was $1.5 million, $3.8 million, and $3.9 million, for the years ended December 31, 2011, 2010, and 2009, respectively. Assuming that the written service agreement between PALAC and PAIST continues indefinitely, PALAC's allocated future minimum lease payments and sub-lease receipts per year and in aggregate as of December 31, 201110 are as follows (in thousands):

                                           Lease  Sub-Lease
                                          ------- ---------
                     2012                 $ 6,137  $2,106
                     2013                   5,974   1,802
                     2014                   4,938     894
                     2015                   3,894       -
                     2016                   3,790       -
                     2017 and thereafter   10,838       -
                                          -------  ------
                     Total                $35,571  $4,802
                                          =======  ======

The Company pays commissions and certain other fees to PAD in consideration for PAD's marketing and underwriting of the Company's products. Commissions and fees are paid by PAD to unaffiliated broker-dealers

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
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13. RELATED PARTY TRANSACTIONS (continued)

who sell the Company's products. Commissions and fees paid by the Company to PAD were $184.6 million, $408.96 million, and $722.6 million during the years ended December 31, 2011, 2010, and 2009, respectively.

Reinsurance Agreements
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its optional living benefit features.

The following table provides information relating to fees ceded under these agreements which are included in "Realized investment gains (losses), net" on the Statement of Operations and Comprehensive Income for the dates indicated:

                                                                  December 31, December 31, December 31,
                                                                      2011         2010         2009
                                                                  ------------ ------------ ------------
                                                                              (in thousands)
Pruco Reinsurance
  Effective August 24, 2009
    Highest Daily Lifetime 6 Plus ("HD6 Plus")                      $ 47,021     $ 31,412     $    371
    Spousal Highest Daily Lifetime 6 Plus ("SHD6")                    20,137       13,216          142
  Effective June 30, 2009
    Highest Daily Lifetime 7 Plus ("HD7 Plus")                        50,262       44,530       13,585
    Spousal Highest Daily Lifetime 7 Plus ("SHD7 Plus")               26,354       22,968        6,853
  Effective March 17, 2008
    Highest Daily Lifetime 7 ("HD7")                                  29,274       28,271       25,218
    Spousal Highest Daily Lifetime 7 ("SHD7")                          8,955        8,667        7,670
    Guaranteed Return Option Plus ("GRO Plus") (1)                     3,645        1,172        5,456
    Guaranteed Return Option Plus ("GRO Plus II") (1)                  5,112        2,657            -
    Highest Daily Guaranteed Return Option ("HD GRO") (1)              3,430        3,676        2,367
    Highest Daily Guaranteed Return Option ("HD GRO II" ) (1)          3,287        1,718            -
  Effective Since 2006
    Highest Daily Lifetime Five ("HDLT5")                             13,938       14,356       14,760
    Spousal Lifetime Five ("SLT5")                                    10,998       10,747        9,755
  Effective Since 2005
    Lifetime Five ("LT5")                                             36,290       35,848       32,861
  Effective December 31, 2004
   Guaranteed Return Option ("GRO")                                    3,873        5,750        4,801
                                                                    --------     --------     --------
Total Fees Ceded to Pruco Reinsurance                               $262,576     $224,988     $123,839
                                                                    --------     --------     --------
Prudential Insurance
  Effective Since 2004                                                 1,895        2,232        2,248
                                                                    --------     --------     --------
    Guaranteed Minimum Withdrawal Benefit ("GMWB")                  $  1,895     $  2,232     $  2,248
                                                                    --------     --------     --------
Total Fees Ceded                                                    $264,471     $227,220     $126,087
                                                                    ========     ========     ========

    (1)GRO Plus and HD GRO were amended effective January 1, 2010 to include an amended version of the GRO Plus and HD GRO benefit features (GRO Plus II and HD GRO II).

The Company's reinsurance recoverables related to the above product reinsurance agreements were $1,748 million, $187 million and $41 million as of December 31, 2011, 2010, and 2009, respectively. Realized gains/losses related to the mark-to-market on the reinsurance recoverable were $1,297 million, $(81) million and

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------

13. RELATED PARTY TRANSACTIONS (continued)

$2,196 million for the years ended December 31, 2011, 2010 and 2009, respectively. Changes in realized losses ceded for the 2011 and 2010 periods were primarily due to changes in market conditions. The underlying asset is reflected in "Reinsurance recoverables" in the Company's Statements of Financial Position.

Debt Agreements

Short-term and Long-term Debt
On December 29, 2009, the Company obtained a $600 million loan from Prudential Financial. This loan has an interest rate of 4.49% and matures on December 29, 2014. The total related interest expense to the Company was $27 million, $27 million, and $0.2 million for the years ended December 31, 2011, 2010, and 2009, respectively. The accrued interest payable was $0.2 million as of December 31, 2011 and 2010.

On December 14, 2006, the Company obtained a $300 million loan from Prudential Financial. This loan had an interest rate of 5.18% and matured on December 14, 2011. A partial payment was made to reduce this loan to $179.5 million on December 29, 2008 with the proceeds received from a capital contribution from PAI. On March 27, 2009, a partial payment of $4.5 million was paid to further reduce this loan to $175 million. The remaining balance of this loan was paid off on December 14, 2011. The total related interest expense to the Company was $8.6 million, $9.1 million, and $9.1 million for the years ended December 31, 2011, 2010, and 2009, respectively.

As of December 31, 2011, the Company had a credit facility agreement of $900 million with Prudential Funding, LLC, as the lender. As of December 31, 2011 and December 31, 2010, $27.8 million and $30.1 million, respectively, were outstanding under this credit facility. Accrued interest payable was $5 thousand and $4 thousand as of December 31, 2011 and 2010, respectively. The total related interest expense to the Company was $263 thousand, $438 thousand and $1.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Derivative Trades
In its ordinary course of business, the Company enters into over-the-counter ("OTC") derivative contracts with an affiliate, Prudential Global Funding, LLC. For these OTC derivative contracts, Prudential Global Funding, LLC has a substantially equal and offsetting position with an external counterparty.

Purchase/sale of fixed maturities and commercial mortgage loans from/to an affiliate
During 2010, the Company sold fixed maturity securities to affiliated companies in various transactions. These securities were recorded at an amortized cost of $818.8 million and a fair value of $913.2 million. The net difference between historic amortized cost and the fair value was $94.8 million and was recorded as a realized investment gain on the Company's Financial Statements.

During 2011, the Company sold fixed maturity securities to an affiliated company in various transactions. These securities had an amortized cost of $142.5 million and a fair value of $150.9 million. The net difference between historic amortized cost and the fair value was $8.4 million and was recorded as a realized investment gain on the Company's Financial Statements. The Company also sold commercial mortgage loans to an affiliated company. These loans had an amortized cost of $48.9 million and a fair value of $54.2 million. The net difference between historic amortized cost and the fair value was $5.3 million and was recorded as a realized gain on the Company's Statement of Operations and Comprehensive Income.

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
--------------------------------------------------------------------------------


14. LEASES

The Company entered into an eleven-year lease agreement for office space in Westminster, Colorado, effective January 1, 2001. Lease expense for the years ended December 31, 2011, 2010, and 2009, was $4.6 million, $4.0 million, and $3.9 million, respectively. Sub-lease rental income was $3.8 million, $1.9 million, and $1.5 million for the years ended December 31, 2011, 2010, and 2009, respectively.

The Company does not have future minimum lease payments and sub-lease receipts as of December 31, 2011 as the lease agreement expired on December 31, 2011.

15. CONTRACT WITHDRAWAL PROVISIONS

Most of the Company's separate account liabilities are subject to discretionary withdrawal by contractholders at market value or with market value adjustment. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.

16. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

The unaudited quarterly results of operations for the years ended December 31, 2011 and 2010 are summarized in the table below:

                                                          Three Months Ended
                                             -------------------------------------------
                                             March 31  June 30   September 30 December 31
                                             -------- ---------  ------------ -----------
                                                            (in thousands)
2011
Total revenues                               $370,862 $ 402,919   $  413,949   $335,148
Total benefits and expenses                   210,284   358,357    1,133,796    138,059
Income (loss) from operations before income
 taxes and cumulative effect of accounting
 change                                       160,578    44,562     (719,847)   197,089
Net income (loss)                            $121,521 $  34,652   $ (439,731)  $132,003
                                             ======== =========   ==========   ========
2010
Total revenues                               $352,362 $ 419,159   $  351,875   $450,629
Total benefits and expenses                   333,629   703,319       17,988    (14,207)
Income (loss) from operations before income
 taxes and cumulative effect of accounting
 change                                        18,733  (284,160)     333,887    464,836
Net income (loss)                            $ 22,915 $(161,054)  $  364,009   $187,920

            Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of Prudential Annuities Life Assurance Corporation:

In our opinion, the accompanying statements of financial position and the related statements of operations and comprehensive income, of equity and of cash flows present fairly, in all material respects, the financial position of Prudential Annuities Life Assurance Corporation (an indirect, wholly owned subsidiary of Prudential Financial, Inc.) at December 31, 2011 and December 31, 2010, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2011 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 of the financial statements, the Company changed its method of determining and recording other-than-temporary impairment for debt securities on January 1, 2009, the manner in which it accounts for the costs associated with acquiring or renewing insurance contracts and the presentation of comprehensive income.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 9, 2012, except for the effects of the adoption of the new accounting guidance for the costs to acquire or renew insurance contracts, and the adoption of the accounting standard related to the presentation of comprehensive income discussed in Note 2, as to which the date is November 28, 2012.

                                    PART C

                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS:

(a) (1) Financial Statements of the Sub-accounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statement of Net Assets as of December 31, 2011; the Statement of Operations for the period ended December 31, 2011; the Statement of Changes in Net Assets for the periods ended December 31, 2011 and December 31, 2010, and Notes relating thereto appear in the Statement of Additional Information. (Part B of the Registration Statement).

(2) Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2011 and 2010; and the related Statements of Operations, Changes in Stockholder's Equity and Cash Flows for the years ended December 31, 2011, 2010 and 2009; and the Notes to the Financial Statements appear in the Statement of Additional Information (Part B of the Registration Statement).

(b) Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1) Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2) Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3) (a) Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement
No. 333-96577, filed April 21, 2006.

(b) Form of Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c) First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and PRUDENTIAL ANNUITIES DISTRIBUTORS, INC. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 21, 2011.

(4) (a) Contract # ASXT165/crt(09/01)-01 et al for XTra Credit Eight (representative of contract forms used in each state). Schedule Page #XT8/crt (6/08)-4, filed via EDGAR with Form N-4, Registration Statement No. 333-150220, filed April 11, 2008.

(b) Copy of Highest Period Value Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-96577, filed October 4, 2002.

(c) Copy of Percentage of Growth Death Benefit Endorsement filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-96577, filed October 4, 2002.

(d) Copy of Guaranteed Minimum Withdrawal Benefit filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(e) Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit filed via EDGAR with Post-Effective Amendment No. 5 to Registration Statement No. 333-96577, filed April 20, 2004.

(f) Copy of Rider for Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(g) Copy of Rider for Highest Daily Value Benefit filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 333-96577, filed November 16, 2004.

(h) Copy of Rider for Spousal Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 10 to Registration Statement No. 333-96577, filed November 16, 2005.

(i) Copy of Rider for Highest Daily Lifetime Five Income Benefit filed via EDGAR with Post-Effective Amendment No. 16 to Registration Statement No, 333-71654, filed October 6, 2006.

(j) Copy of Form of rider for Guaranteed Return Option Plus 2008 filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement
No. 333-96577, filed December 18, 2007.

(k) Copy of Form of rider for Highest Daily Guaranteed Return Option filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement
No. 333-96577, filed December 18, 2007.

(l) Copy of rider for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 25 to Registration Statement No. 333-96577, filed December 18, 2007.

(m) Copy of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(n) Copy of rider for Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, filed via EDGAR with Post - Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(o) Copy of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator, filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(p) Copy of Schedule Page for Highest Daily Lifetime Seven with Lifetime Income Accelerator, filed via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-150220, filed June 4, 2008.

(q) Copy of Schedule Page for Highest Daily Lifetime Seven with Beneficiary Income Option, filed via EDGAR with Pre-Effective Amendment No. 3 to Registration Statement No. 333-150220, filed June 13, 2008.

(r) Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s) Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t) Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v) Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x) Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y) Highest Daily Lifetime Seven with Beneficiary Income option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z) Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa) Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab) Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac) Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ad) Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ae) Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af) Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag) Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ah) Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ai) GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj) GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with
Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak) Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al) Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am) Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(an) GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ao) HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ap) HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(5) Application #ASVAA(3/06) for XTra Credit Eight (representative of contract applications used in each state)

(6) (a) Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b) Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(7) Forms of Annuity Reinsurance Agreements between Depositor and:

(a) Pruco Reinsurance Ltd. for GRO benefit filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(b) The Prudential Insurance Company of America for GMWB filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(c) The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(d) Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(e) Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit filed via EDGAR with post-Effective Amendment No. 14 to Registration Statement No. 333-96577 filed April 21, 2006.

(f) Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.

(g) Pruco Reinsurance Ltd. for Highest Daily GRO incorporated by reference to filing via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-148265, filed May 2, 2008.

(h) Pruco Reinsurance Ltd. for Highest Daily Lifetime Seven Income Benefit and, Spousal Highest Daily Lifetime Seven Income Benefit incorporated by reference to filing via EDGAR with Pre-Effective Amendment No. 1 to Registration Statement No. 333-148265, filed May 2, 2008.

(i) Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(j) Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(k) Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(l) Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement
No. 333-96577 filed April 19, 2010.

(m) Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement
No. 333-96577 filed April 19, 2010.

(n) Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(o) Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(p) Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(8) Forms of Agreements between Depositor and:

(a) Advanced Series Trust filed via EDGAR with Post-Effective Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997.

(b) First Defined Portfolio Fund LLC filed via EDGAR with Post-Effective Amendment No. 7 to Registration Statement No. 33-86866, filed April 26, 2000.

(c) Evergreen Variable Annuity Trust filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(d) INVESCO Variable Investment Funds, Inc. filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(e) ProFunds VP filed via EDGAR with Post-Effective Amendment No. 9 to this Registration Statement No. 33-87010, filed April 26, 2000.

(f) Wells Fargo Variable Trust filed via EDGAR with Initial Registration to this Registration Statement No. 333-49478, filed November 7, 2000.

(g) Prudential Series Fund, Inc. filed via EDGAR with Post-Effective Amendment No. 15 to Registration Statement No. 33-87010, filed April 26, 2001.

(h) Revised Nationwide Variable Investment Trust filed via EDGAR with Post-Effective Amendment No. 20 to this Registration Statement No. 333-96577, filed April 20, 2007.

(i) A I M Variable Insurance Funds filed via EDGAR with Post-Effective Amendment No. 9 to Registration Statement No. 333-96577, filed April 18, 2005.

(j) ProFunds VP Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(k) Sample Rule 22c-2 Agreement via EDGAR with Post-Effective Amendment No. 20 to Registration Statement No. 333-96577, filed April 20, 2007.

(l) Form of Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(m) Franklin Templeton Variable Insurance Products Trust filed via EDGAR to Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(9) Opinion and Consent of Counsel filed via EDGAR with Pre-Effective No.1 to Registration Statement 333-150220, filed June 4, 2008.

(10) Written Consent of Independent Registered Public Accounting Firm, FILED HEREWITH.

(11) Not applicable.

(12) Not applicable.

(13) Calculation of Performance Information for Advertisement of Performance filed via EDGAR with Post-Effective Amendment No. 2 to Registration Statement No. 333-96577, filed August 6, 2003.

(14) Financial Data Schedule--Not applicable.

(15)

(a) Powers of Attorney for Bernard J. Jacob filed with Post-Effective Amendment No. 51 to Registration Statement No. 333-96577 filed April 25, 2012.


(b) Powers of Attorney for Directors Thomas J. Diemer, Robert M. Falzon, Daniel
O. Kane, and George M. Gannon filed with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 on April 19, 2010.

(c) Power of Attorney for Robert F. O'Donnell filed with Post-Effective Amendment No. 22 to Registration Statement No. 333-150220 on August 16, 2012.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY IN REGISTRANT'S VARIABLE ANNUITY BUSINESS):

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:


   NAME AND PRINCIPAL BUSINESS
   ADDRESS                            POSITION AND OFFICES WITH DEPOSITOR
   ---------------------------        --------------------------------------
   Timothy S. Cronin                  Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Thomas J. Diemer                   Director, Chief Financial Officer and
   213 Washington Street              Executive Vice President
   Newark, New Jersey 07102-2992

   Joseph D. Emanuel                  Senior Vice President, Chief Legal
   One Corporate Drive                Officer and Corporate Secretary
   Shelton, Connecticut 06484-6208

   Robert M. Falzon                   Director and Treasurer
   751 Broad Street
   Newark, New Jersey 07102-3714

   Bruce Ferris                       Executive Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   George M. Gannon                   Senior Vice President and Director
   751 Broad Street
   Newark, New Jersey 07102-3714

   Jacob Herschler                    Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Bernard J. Jacob                   Director
   213 Washington Street
   Newark, New Jersey 07102-2917

   Daniel O. Kane                     Senior Vice President, Chief Actuary
   213 Washington Street              and Director
   Newark, New Jersey 07102-2992

   Patricia L. Kelley                 Vice President and Chief Compliance
   One Corporate Drive                Officer
   Shelton, Connecticut 06484-6208

   Michael Long                       Senior Vice President
   2 Gateway Center
   Newark, New Jersey 07102-5005

   Steven P. Marenakos                Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Robert F. O'Donnell                President, Chief Executive
   One Corporate Drive                Officer and Director
   Shelton, CT 06484-6208

   Bryan Pinsky                       Senior Vice President
   One Corporate Drive
   Shelton, Connecticut 06484-6208

   Yvonne Rocco                       Senior Vice President
   213 Washington Street
   Newark, New Jersey 07102-2992

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR
Registrant: The Registrant separate account may be deemed to be under common control(or where indicated, identical to) the following registered separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.

The subsidiaries of Prudential Financial Inc. ("PFI") are listed in the Exhibits to the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed in February, 2012, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).

ITEM 27. NUMBER OF CONTRACT OWNERS: AS OF OCTOBER 31, 2012 THERE WERE 6,282 QUALIFIED AND 2,233 NON-QUALIFIED OWNERS OF ANNUITIES.


ITEM 28. INDEMNIFICATION: UNDER SECTION 33-320A OF THE CONNECTICUT GENERAL Statutes, the Depositor must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when certain disinterested parties determine that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Depositor. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrants' securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified and then for such amount as the court shall determine. The By-Laws of Prudential Annuities Life Assurance Corporation ("PALAC") also provide directors and officers with rights of indemnification, consistent with Connecticut law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of PALAC and PAD can also be indemnified pursuant to indemnity agreements between each director and officer and Prudential Annuities, Inc., a corporation organized under the laws of the state of Delaware. The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of PALAC and PAD are covered under a directors and officers liability insurance policy. Such policy will reimburse PALAC or PAD, as applicable, for any payments that it shall make to directors and officers pursuant to law and, subject to certain exclusions contained in the policy, will pay any other costs, charges and expenses, settlements and judgments arising from any proceeding involving any director or officer of PALAC or PAD, as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows: Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, unless in the opinion of Registrant's counsel the matter has been settled by controlling precedent, Registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS:

(a) Prudential Annuities Distributors, Inc. (PAD)

PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b) Directors and officers of PAD

   As of the date this Post-Effective Amendment was filed, the Directors and
                             Officers of PAD are:

                                        POSITIONS AND OFFICES        POSITIONS AND OFFICES
NAME                                      WITH UNDERWRITER             WITH REGISTRANT
----                              ---------------------------------- ---------------------
Timothy S. Cronin                 Senior Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Thomas J. Diemer                  Senior Vice President and
213 Washington Street             Director
Newark, New Jersey 07102-2992

Robert Falzon                     Treasurer
751 Broad Street
Newark, New Jersey 07102-3714

Bruce Ferris                      Executive Vice President and
One Corporate Drive               Director
Shelton, Connecticut 06484-6208

George M. Gannon                  President, Chief Executive
2101 Welsh Road                   Officer, Chief Operations Officer
Dresher, Pennsylvania 19025-5001  and Director

Jacob M. Herschler                Senior Vice President and
One Corporate Drive               Director
Shelton, Connecticut 06484-6208

Patricia L. Kelley                Senior Vice President, Chief
One Corporate Drive               Compliance Officer and Director
Shelton, Connecticut 06484-6208

Steven P. Marenakos               Senior Vice President and
One Corporate Drive               Director
Shelton, Connecticut 06484-6208

Yvonne Rocco                      Senior Vice President
213 Washington Street
Newark, New Jersey 07102-2992

Steven Weinreb                    Chief Financial Officer and
213 Washington Street             Controller
Newark, New Jersey 07102-2917

William D. Wilcox                 Vice President, Secretary and
One Corporate Drive               Chief Legal Officer
Shelton, Connecticut 06484-6208

(c) Commissions received by PAD during last fiscal year with respect to annuities sold by PALAC.

                                    NET UNDERWRITING DISCOUNTS          COMPENSATION ON  BROKERAGE
NAME OF PRINCIPAL UNDERWRITER       AND COMMISSIONS                       REDEMPTION    COMMISSIONS COMPENSATION
-----------------------------       ----------------------------------  --------------- ----------- ------------
Prudential Annuities Distributors,
  Inc.*............................            $187,993,652                  $-0-          $-0-         $-0-

* PAD did not retain any commissions

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS: ACCOUNTS AND RECORDS ARE MAINTAINED

by PALAC at its principal office in Shelton, Connecticut, and its office in Fort Washington, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES: NONE

ITEM 32. UNDERTAKINGS:

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) Prudential Annuities Life Assurance Corporation ("Depositor") hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses incurred and the risks assumed by Prudential Annuities Life Assurance Corporation.

(e) With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                  SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Shelton and the State of Connecticut on this 7th day of December 2012.


      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                                  REGISTRANT

              By: Prudential Annuities Life Assurance Corporation
                                  (Depositor)


By  /s/ Robert F. O'Donnell
    ------------------------------
    Robert F. O'Donnell, President

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                                   DEPOSITOR


By  /s/ Robert F. O'Donnell
    ------------------------------
    Robert F. O'Donnell, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.


SIGNATURE                                     TITLE                                 DATE
---------                                     -----                                 ----
Robert F. O'Donnell*     Chief Executive Officer, President and Director      December 7, 2012
-----------------
Robert F. O'Donnell

Thomas J. Diemer*     Executive Vice President, Chief Financial Officer and
-----------------                            Director
Thomas J. Diemer

                                       (BOARD OF DIRECTORS)
George M. Gannon*
-----------------
George M. Gannon

Daniel O. Kane*
-----------------
Daniel O. Kane

Robert M. Falzon*
-----------------
Robert M. Falzon

Bernard J. Jacob*
-----------------
Bernard J. Jacob


By:/s/ Lynn K. Stone
-------------------------------
Lynn K. Stone

* Executed by Lynn K. Stone on behalf of those indicated pursuant to Power of Attorney

                                   EXHIBITS



  No. (b)10 Written Consent of Independent Registered Public Accounting Firm.